UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Hartford Balanced Allocation Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.1%
Alternative Strategy Funds - 17.1%
4,950	Hartford Real Total Return Fund, Class Y●		$51,185
2,676	The Hartford Alternative Strategies Fund, Class Y		26,574
5,377	The Hartford Global Real Asset Fund, Class Y		53,392
			131,151
	Total alternative strategy funds
	(cost $132,315)		$131,151

Domestic Equity Funds - 23.8%
1,061	The Hartford Capital Appreciation Fund, Class Y		$52,103
3,950	The Hartford Dividend and Growth Fund, Class Y		97,049
1,028	The Hartford MidCap Value Fund, Class Y		16,741
634	The Hartford Small Company Fund, Class Y		16,802
			182,695
	Total domestic equity funds
	(cost $139,923)		$182,695

International/Global Equity Funds - 22.8%
5,027	The Hartford Emerging Markets Research Fund, Class Y		$42,077
5,730	The Hartford International Opportunities Fund, Class Y		98,502
1,910	The Hartford International Small Company Fund, Class Y		34,126
			174,705
	Total international/global equity funds
	(cost $149,395)		$174,705

Taxable Fixed Income Funds - 36.4%
9,204	The Hartford Inflation Plus Fund, Class Y		$100,505
3,419	The Hartford Strategic Income Fund, Class Y		31,108
5,805	The Hartford Total Return Bond Fund, Class Y		62,110
7,987	The Hartford World Bond Fund, Class Y		85,059
			278,782
	Total taxable fixed income funds
	(cost $291,149)		$278,782

	Total investments in affiliated investment companies
	(cost $712,782)		$767,333

	Total long-term investments
	(cost $712,782)		$767,333

	Total investments
	(cost $712,782) ▲	100.1%	$767,333
	Other assets and liabilities	(0.1)%	(574)
	Total net assets	100.0%	$766,759

1

The Hartford Balanced Allocation Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $713,351 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$68,849
Unrealized Depreciation	(14,867)
Net Unrealized Appreciation	$53,982

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$767,333	$767,333	$–	$–
Total	$767,333	$767,333	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments

as of January 31, 2014

Fund Name	Percentage of Net Assets
Hartford Real Total Return Fund, Class Y	6.7%
The Hartford Alternative Strategies Fund, Class Y	3.5
The Hartford Capital Appreciation Fund, Class Y	6.8
The Hartford Dividend and Growth Fund, Class Y	12.6
The Hartford Emerging Markets Research Fund, Class Y	5.5
The Hartford Global Real Asset Fund, Class Y	6.9
The Hartford Inflation Plus Fund, Class Y	13.1
The Hartford International Opportunities Fund, Class Y	12.8
The Hartford International Small Company Fund, Class Y	4.5
The Hartford MidCap Value Fund, Class Y	2.2
The Hartford Small Company Fund, Class Y	2.2
The Hartford Strategic Income Fund, Class Y	4.1
The Hartford Total Return Bond Fund, Class Y	8.1
The Hartford World Bond Fund, Class Y	11.1
Other Assets and Liabilities	(0.1)
Total	100.0%

2

The Hartford Balanced Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 66.9%
	Automobiles and Components - 0.6%
268	Ford Motor Co.	$4,006

	Banks - 3.9%
106	BB&T Corp.	3,980
100	PNC Financial Services Group, Inc.	8,020
306	Wells Fargo & Co.	13,856
		25,856
	Capital Goods - 4.2%
62	3M Co.	7,896
34	Boeing Co.	4,209
93	Ingersoll-Rand plc	5,456
101	PACCAR, Inc.	5,667
46	United Technologies Corp.	5,199
		28,427
	Consumer Durables and Apparel - 0.6%
34	PVH Corp.	4,134

	Diversified Financials - 6.6%
36	Ameriprise Financial, Inc.	3,824
23	BlackRock, Inc.	6,760
164	Citigroup, Inc.	7,783
30	Goldman Sachs Group, Inc.	4,924
164	Invesco Ltd.	5,453
246	JP Morgan Chase & Co.	13,613
90	Santander Consumer USA Holdings, Inc. ●	2,307
		44,664
	Energy - 6.4%
69	Anadarko Petroleum Corp.	5,584
174	BG Group plc	2,917
96	BP plc ADR	4,483
54	Chevron Corp.	6,039
18	EOG Resources, Inc.	2,925
97	Exxon Mobil Corp.	8,939
105	Halliburton Co.	5,166
48	Occidental Petroleum Corp.	4,177
69	Southwestern Energy Co. ●	2,791
		43,021
	Food and Staples Retailing - 1.1%
109	CVS Caremark Corp.	7,348

	Food, Beverage and Tobacco - 3.2%
32	Anheuser-Busch InBev N.V. ADR	3,078
35	Diageo plc ADR	4,226
61	Kraft Foods Group, Inc.	3,219
85	Mondelez International, Inc.	2,787
48	Philip Morris International, Inc.	3,735
119	Unilever N.V. NY Shares ADR	4,432
		21,477
	Health Care Equipment and Services - 2.6%
70	Baxter International, Inc.	4,808
98	Covidien plc	6,715
80	UnitedHealth Group, Inc.	5,790
		17,313
	Insurance - 2.4%
106	American International Group, Inc.	5,088
161	Marsh & McLennan Cos., Inc.	7,364
109	Unum Group	3,509
		15,961
	Materials - 1.9%
119	Dow Chemical Co.	5,393
97	International Paper Co.	4,645
60	Nucor Corp.	2,887
		12,925
	Media - 3.0%
57	CBS Corp. Class B	3,329
116	Comcast Corp. Class A	6,333
111	Thomson Reuters Corp.	4,017
87	Walt Disney Co.	6,295
		19,974
	Pharmaceuticals, Biotechnology and Life Sciences - 9.9%
73	Agilent Technologies, Inc.	4,268
44	Amgen, Inc.	5,198
79	AstraZeneca plc ADR	4,991
116	Bristol-Myers Squibb Co.	5,782
39	Celgene Corp. ●	5,895
60	Gilead Sciences, Inc. ●	4,839
28	Johnson & Johnson	2,442
223	Merck & Co., Inc.	11,786
27	Roche Holding AG	7,433
89	UCB S.A.	6,305
73	Vertex Pharmaceuticals, Inc. ●	5,766
55	Zoetis, Inc.	1,667
		66,372
	Retailing - 3.5%
2,007	Allstar Co. ⌂●†	3,641
12	AutoZone, Inc. ●	6,089
165	Lowe's Cos., Inc.	7,656
67	Nordstrom, Inc.	3,838
32	Tory Burch LLC ⌂●†	2,441
		23,665
	Semiconductors and Semiconductor Equipment - 3.5%
114	Analog Devices, Inc.	5,508
226	Intel Corp.	5,548
240	Maxim Integrated Products, Inc.	7,262
112	Xilinx, Inc.	5,204
		23,522
	Software and Services - 6.6%
77	Accenture plc	6,167
95	eBay, Inc. ●	5,043
9	Google, Inc. ●	10,747
299	Microsoft Corp.	11,328
139	Oracle Corp.	5,111
281	Symantec Corp.	6,019
		44,415
	Technology Hardware and Equipment - 4.5%
18	Apple, Inc.	8,861
485	Cisco Systems, Inc.	10,624
280	EMC Corp.	6,792
50	Qualcomm, Inc.	3,726
		30,003
	Telecommunication Services - 0.4%
80	Vodafone Group plc ADR	2,972

1

The Hartford Balanced Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 66.9% - (continued)
	Transportation - 0.8%
40	FedEx Corp.	$5,373

	Utilities - 1.2%
89	NextEra Energy, Inc.	8,200

	Total common stocks
	(cost $320,646)	$449,628

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
	Computer and Electronic Product Manufacturing - 0.0%
	SBA Tower Trust
$370	4.25%, 04/15/2015 ■Δ	$374

	Finance and Insurance - 0.2%
	Ally Master Owner Trust
900	1.54%, 09/15/2019	899
	Hilton USA Trust
345	2.66%, 11/05/2030 ■	347
		1,246

	Total asset & commercial mortgage backed securities
	(cost $1,615)	$1,620

CORPORATE BONDS - 9.6%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$649	5.98%, 04/19/2022	$713
	Southwest Airlines Co.
400	5.75%, 12/15/2016	448
539	6.15%, 08/01/2022	622
		1,783
	Arts, Entertainment and Recreation - 0.7%
	21st Century Fox America
80	4.00%, 10/01/2023	81
	CBS Corp.
710	3.38%, 03/01/2022	694
	Comcast Corp.
310	4.65%, 07/15/2042	297
1,000	5.90%, 03/15/2016	1,103
	DirecTV Holdings LLC
665	6.38%, 03/01/2041	711
	Discovery Communications, Inc.
55	3.25%, 04/01/2023	53
65	4.88%, 04/01/2043	62
45	4.95%, 05/15/2042	44
	News America, Inc.
220	4.50%, 02/15/2021	240
	Time Warner Cable, Inc.
780	5.85%, 05/01/2017	856
	Viacom, Inc.
145	3.88%, 12/15/2021	148
215	4.88%, 06/15/2043	204
		4,493
	Beverage and Tobacco Product Manufacturing - 0.5%
	Altria Group, Inc.
350	4.50%, 05/02/2043	320
520	4.75%, 05/05/2021	568
	Anheuser-Busch InBev Worldwide, Inc.
610	7.75%, 01/15/2019	765
	BAT International Finance plc
565	3.25%, 06/07/2022 ■	555
	Coca-Cola FEMSA SAB CV
222	2.38%, 11/26/2018	223
250	3.88%, 11/26/2023	248
	Diageo Capital plc
370	2.63%, 04/29/2023	344
	Molson Coors Brewing Co.
12	2.00%, 05/01/2017	12
180	3.50%, 05/01/2022	181
85	5.00%, 05/01/2042	86
	Philip Morris International, Inc.
300	2.63%, 03/06/2023	277
		3,579
	Couriers and Messengers - 0.1%
	FedEx Corp.
50	2.63%, 08/01/2022	47
80	2.70%, 04/15/2023	74
180	4.90%, 01/15/2034	184
300	5.10%, 01/15/2044	307
		612
	Finance and Insurance - 4.5%
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,386
	American International Group, Inc.
180	4.13%, 02/15/2024	182
	Avalonbay Communities, Inc.
150	3.63%, 10/01/2020	154
	Bank of America Corp.
1,000	5.00%, 05/13/2021	1,095
1,200	5.42%, 03/15/2017	1,321
	Barclays Bank plc
150	6.05%, 12/04/2017 ■	169
	BNP Paribas
425	2.40%, 12/12/2018	426
65	3.25%, 03/03/2023	62
	BP Capital Markets plc
25	3.99%, 09/26/2023	25
575	4.75%, 03/10/2019	649
	BPCE S.A.
375	2.50%, 12/10/2018	375
	Brandywine Operating Partnership L.P.
350	5.70%, 05/01/2017	386
	Capital One Bank
345	2.15%, 11/21/2018	345
	Capital One Financial Corp.
445	2.15%, 03/23/2015	452
	CDP Financial, Inc.
575	4.40%, 11/25/2019 ■	643
	Citigroup, Inc.
200	4.95%, 11/07/2043	200
800	5.85%, 08/02/2016	891
300	6.13%, 05/15/2018	349
105	8.13%, 07/15/2039	150
	Credit Agricole S.A.
715	3.50%, 04/13/2015 ■	737

2

The Hartford Balanced Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.6% - (continued)
	Finance and Insurance - 4.5% - (continued)
	Discover Financial Services, Inc.
$645	6.45%, 06/12/2017	$731
	Eaton Vance Corp.
99	6.50%, 10/02/2017	114
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	912
	Five Corners Funding TRS
315	4.42%, 11/15/2023 ■	316
	General Electric Capital Corp.
400	3.10%, 01/09/2023	386
800	4.63%, 01/07/2021	881
925	5.88%, 01/14/2038	1,066
	Goldman Sachs Group, Inc.
275	3.63%, 01/22/2023	268
250	3.70%, 08/01/2015	260
1,200	5.63%, 01/15/2017	1,326
470	6.25%, 02/01/2041	549
	HCP, Inc.
335	6.00%, 01/30/2017	377
	HSBC Holdings plc
450	6.10%, 01/14/2042	541
	ING Bank N.V.
900	3.75%, 03/07/2017 ■	956
	JP Morgan Chase & Co.
650	3.25%, 09/23/2022	630
475	3.70%, 01/20/2015	488
1,045	5.13%, 09/15/2014	1,074
230	5.40%, 01/06/2042	250
100	6.30%, 04/23/2019	118
	Liberty Mutual Group, Inc.
100	4.25%, 06/15/2023 ■	99
	Loews Corp.
165	2.63%, 05/15/2023	152
	Merrill Lynch & Co., Inc.
300	6.40%, 08/28/2017	347
	MetLife, Inc.
235	4.88%, 11/13/2043	235
	Morgan Stanley
425	2.50%, 01/24/2019	424
550	5.75%, 01/25/2021	625
	National City Corp.
125	6.88%, 05/15/2019	150
	Nissan Motor Acceptance Corp.
700	1.80%, 03/15/2018 ■	693
	Nordea Bank AB
330	3.70%, 11/13/2014 ■	338
	PNC Funding Corp.
625	5.40%, 06/10/2014	636
	Prudential Financial, Inc.
300	4.50%, 11/15/2020	328
	Rabobank Netherlands
750	3.20%, 03/11/2015 ■	773
	Republic New York Capital I
250	7.75%, 11/15/2006	253
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	1,209
	Svenska Handelsbanken AB
550	4.88%, 06/10/2014 ■	559
	U.S. Bancorp
165	3.70%, 01/30/2024	166
	Wachovia Corp.
100	5.75%, 06/15/2017	114
	WEA Finance LLC
250	7.13%, 04/15/2018 ■	298
	Wellpoint, Inc.
81	3.30%, 01/15/2023	78
	Wells Fargo & Co.
1,494	4.48%, 01/16/2024 ■	1,526
		30,243
	Food Manufacturing - 0.3%
	ConAgra Foods, Inc.
50	1.90%, 01/25/2018	50
45	3.20%, 01/25/2023	43
	Kellogg Co.
725	4.00%, 12/15/2020	769
	Kraft Foods Group, Inc.
145	2.25%, 06/05/2017	149
90	3.50%, 06/06/2022	90
155	5.00%, 06/04/2042	158
	Mondelez International, Inc.
700	4.13%, 02/09/2016	744
		2,003
	Health Care and Social Assistance - 0.4%
	Amgen, Inc.
700	5.15%, 11/15/2041	719
	Catholic Health Initiatives
155	2.60%, 08/01/2018	157
	CVS Caremark Corp.
470	4.00%, 12/05/2023	481
	GlaxoSmithKline Capital, Inc.
460	2.80%, 03/18/2023	439
	Kaiser Foundation Hospitals
60	3.50%, 04/01/2022	59
115	4.88%, 04/01/2042	117
	McKesson Corp.
25	2.85%, 03/15/2023	24
	Merck & Co., Inc.
315	2.80%, 05/18/2023	301
125	4.15%, 05/18/2043	119
	Zoetis, Inc.
30	3.25%, 02/01/2023	29
35	4.70%, 02/01/2043	34
		2,479
	Information - 0.7%
	America Movil S.A.B. de C.V.
250	3.13%, 07/16/2022	232
	AT&T, Inc.
175	6.55%, 02/15/2039	202
	Cox Communications, Inc.
255	4.50%, 06/30/2043 ■	220
45	4.70%, 12/15/2042 ■	40
	France Telecom S.A.
250	4.13%, 09/14/2021	254

3

The Hartford Balanced Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.6% - (continued)
	Information - 0.7% - (continued)
	Verizon Communications, Inc.
$490	3.50%, 11/01/2021	$494
880	4.50%, 09/15/2020	948
130	4.75%, 11/01/2041	124
980	6.40%, 09/15/2033	1,148
730	6.55%, 09/15/2043	876
		4,538
	Mining - 0.1%
	BHP Billiton Finance USA Ltd.
335	3.85%, 09/30/2023	341
	Rio Tinto Finance USA Ltd.
365	2.25%, 12/14/2018	367
		708
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
65	3.10%, 06/01/2022	65

	Motor Vehicle and Parts Manufacturing - 0.1%
	Daimler Finance NA LLC
1,000	2.63%, 09/15/2016 ■	1,036

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,311
	Chevron Corp.
200	3.19%, 06/24/2023	198
	Gazprom Neft OAO via GPN Capital S.A.
200	4.38%, 09/19/2022 ■	180
	Motiva Enterprises LLC
80	5.75%, 01/15/2020 ■	92
	Schlumberger Investment S.A.
330	3.65%, 12/01/2023	333
	Shell International Finance B.V.
450	4.38%, 03/25/2020	500
	Statoil ASA
310	2.90%, 11/08/2020	313
	Total Capital S.A.
325	2.70%, 01/25/2023	308
		3,235
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
1,000	6.95%, 01/15/2038	1,181

	Real Estate, Rental and Leasing - 0.1%
	ERAC USA Finance Co.
70	2.75%, 03/15/2017 ■	72
410	4.50%, 08/16/2021 ■	436
250	5.63%, 03/15/2042 ■	269
		777
	Retail Trade - 0.3%
	Amazon.com, Inc.
285	2.50%, 11/29/2022	265
	AutoZone, Inc.
200	3.13%, 07/15/2023	189
355	3.70%, 04/15/2022	353
	Kroger (The) Co.
125	3.30%, 01/15/2021	125
230	4.00%, 02/01/2024	232
	Lowe's Cos., Inc.
600	4.63%, 04/15/2020	673
		1,837
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Procter & Gamble Co.
1,536	9.36%, 01/01/2021	1,974

	Transportation Equipment Manufacturing - 0.0%
	Kansas City Southern de Mexico S.A. de C.V.
35	2.35%, 05/15/2020	33

	Utilities - 0.5%
	Consolidated Edison Co. of NY
655	5.30%, 12/01/2016	732
	Electricitie De France
525	4.88%, 01/22/2044 ■	510
525	5.63%, 01/22/2024 ■♠	512
	Indianapolis Power and Light
750	6.60%, 06/01/2037 ■	911
	Pacific Gas & Electric Co.
135	3.85%, 11/15/2023	137
85	5.13%, 11/15/2043	90
	Southern California Edison Co.
750	5.55%, 01/15/2037	865
		3,757
	Wholesale Trade - 0.0%
	Heineken N.V.
245	2.75%, 04/01/2023 ■	228
10	4.00%, 10/01/2042 ■	9
		237
	Total corporate bonds
	(cost $60,616)	$64,570

FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
	Mexico - 0.1%
	United Mexican States
$372	3.50%, 01/21/2021	$370

	Poland - 0.0%
	Poland (Republic of)
285	4.00%, 01/22/2024	279

	Total foreign government obligations
	(cost $652)	$649

MUNICIPAL BONDS - 0.9%
	General Obligations - 0.2%
	California State GO, Taxable,
$250	7.55%, 04/01/2039	$347
	Chicago, IL, Metropolitan Water Reclamation GO,
130	5.72%, 12/01/2038	148
	Los Angeles, CA, USD GO,
800	5.75%, 07/01/2034	937
		1,432

4

The Hartford Balanced Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 0.9% - (continued)
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
$375	6.58%, 05/15/2049	$461

	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
370	5.77%, 05/15/2043	429

	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist Joint Powers Agency,
515	2.61%, 03/15/2014	516
	New York & New Jersey PA,
185	5.86%, 12/01/2024	220
115	6.04%, 12/01/2029	136
		872
	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
425	6.00%, 12/01/2044	515

	Transportation - 0.3%
	Bay Area, CA, Toll Auth Bridge Rev,
575	6.26%, 04/01/2049	736
	Illinois State Toll Highway Auth, Taxable Rev,
350	6.18%, 01/01/2034	422
	Maryland State Transportation Auth,
255	5.89%, 07/01/2043	301
	North Texas Tollway Auth Rev,
630	6.72%, 01/01/2049	800
		2,259
	Utilities - Combined - 0.0%
	Utility Debt Securitization Auth, New York,
100	3.44%, 12/15/2025	101

	Total municipal bonds
	(cost $5,147)	$6,069

U.S. GOVERNMENT AGENCIES - 3.3%
	FHLMC - 2.9%
$75	4.00%, 03/01/2041	$78
17,837	4.50%, 08/01/2033 - 01/01/2044	19,117
440	5.00%, 09/01/2035 - 06/01/2041	480
		19,675
	GNMA - 0.4%
513	6.00%, 11/20/2023 - 09/15/2034	575
681	6.50%, 04/15/2026 - 02/15/2035	766
722	7.00%, 11/15/2031 - 11/15/2033	855
145	8.00%, 12/15/2029 - 02/15/2031	160
		2,356
	Total U.S. government agencies
	(cost $21,556)	$22,031

U.S. GOVERNMENT SECURITIES - 15.5%
Other Direct Federal Obligations - 1.0%
	FFC - 1.0%
$5,000	9.80%, 04/06/2018	$6,662

U.S. Treasury Securities - 14.5%
	U.S. Treasury Bonds - 1.6%
865	2.75%, 11/15/2042	727
5,485	2.88%, 05/15/2043	4,724
3,498	3.13%, 02/15/2043	3,179
1,400	6.00%, 02/15/2026 ╦	1,841
		10,471
	U.S. Treasury Notes - 12.9%
1,170	0.13%, 04/30/2015	1,169
23,595	0.25%, 05/31/2015 - 11/30/2015	23,586
7,870	0.38%, 06/30/2015 - 08/31/2015	7,890
1,500	0.63%, 05/31/2017	1,488
534	0.88%, 01/31/2017	536
9,300	1.00%, 09/30/2016 - 05/31/2018	9,313
13,125	1.25%, 10/31/2015 - 11/30/2018	13,305
9,400	1.38%, 09/30/2018	9,386
5,000	1.50%, 06/30/2016	5,121
5,875	2.75%, 11/15/2023	5,917
955	3.50%, 05/15/2020	1,046
1,950	3.88%, 05/15/2018	2,164
5,200	4.50%, 05/15/2017	5,813
		86,734
		97,205
	Total U.S. government securities
	(cost $101,021)	$103,867

	Total long-term investments
	(cost $511,253)	$648,434

SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreements - 3.2%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $2,866, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $2,923)
$2,866	0.02%, 1/31/2014	$2,866
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $946,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $965)
946	0.02%, 1/31/2014	946
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $2,463, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%,
2014 - 2043, FNMA 2.00% - 3.50%, 2025 -
2028, GNMA 3.50%, 2042 - 2043, U.S.
Treasury Note 2.38%, 2014, value of
	$2,512)
2,463	0.03%, 1/31/2014	2,463

5

The Hartford Balanced Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 3.2% - (continued)
Repurchase Agreements - 3.2% - (continued)
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $2,609, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $2,661)
$2,609	0.02%, 1/31/2014		$2,609
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $5,730,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$5,844)
5,730	0.02%, 1/31/2014		5,730
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $761, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $777)
761	0.03%, 1/31/2014		761
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $637, collateralized by U.S. Treasury Note 2.63%, 2014, value of $650)
637	0.02%, 1/31/2014		637
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$5,439, collateralized by FFCB 0.14%,
2015, FHLB 0.55%, 2017, FHLMC 3.00%
- 4.38%, 2015 - 2043, FNMA 2.50% -
	4.50%, 2025 - 2043, value of $5,548)
5,439	0.03%, 1/31/2014		5,439
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $50, collateralized by U.S. Treasury Note 2.38%, 2015, value of $51)
50	0.01%, 1/31/2014		50
			21,501
	Total short-term investments
	(cost $21,501)		$21,501

	Total investments
	(cost $532,754) ▲	99.7%	$669,935
	Other assets and liabilities	0.3%	1,868
	Total net assets	100.0%	$671,803

6

The Hartford Balanced Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $534,389 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$142,467
Unrealized Depreciation	(6,921)
Net Unrealized Appreciation	$135,546

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $6,082, which represents 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $12,898, which represents 1.9% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	2,007	Allstar Co.	$1,186
11/2013	32	Tory Burch LLC	2,539

At January 31, 2014, the aggregate value of these securities was $6,082, which represents 0.9% of total net assets.

7

The Hartford Balanced Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014

		Notional	(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Rate	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices:
Sell protection:
CMBX.NA.AAA.6	DEUT	$85	0.50%	05/11/63	$–	$(4)	$(2)	$2	$–
CMBX.NA.AAA.6	JPM	1,200	0.50%	05/11/63	–	(47)	(34)	13	–
Total					$–	$(51)	$(36)	$15	$–

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Securities Sold Short Outstanding at January 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 4.50%	$6,000	02/15/2040	$6,422	$(75)

At January 31, 2014, the aggregate market value of these securities represents 1.0% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FFC	Federal Financing Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

8

The Hartford Balanced Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,620	$–	$1,620	$–
Common Stocks ‡	449,628	426,891	16,655	6,082
Corporate Bonds	64,570	–	63,235	1,335
Foreign Government Obligations	649	–	649	–
Municipal Bonds	6,069	–	6,069	–
U.S. Government Agencies	22,031	–	22,031	–
U.S. Government Securities	103,867	5,917	97,950	–
Short-Term Investments	21,501	–	21,501	–
Total	$669,935	$432,808	$229,710	$7,417
Credit Default Swaps *	15	–	15	–
Total	$15	$–	$15	$–
Liabilities:
Securities Sold Short	$6,422	$–	$6,422	$–
Total	$6,422	$–	$6,422	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Common Stocks	$3,849	$140	$(262	)*	$—	$2,539	$(184)	$—	$—	$6,082
Corporate Bonds	1,323	2	11	†	—	115	(116)	—	—	1,335
Total	$5,172	$142	$(251)		$—	$2,654	$(300)	$—	$—	$7,417

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(147).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $11.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

9

The Hartford Balanced Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Security Type

as of January 31, 2014

Category	Percentage of Net Assets
Equity Securities
Common Stocks	66.9%
Total	66.9%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.2%
Corporate Bonds	9.6
Foreign Government Obligations	0.1
Municipal Bonds	0.9
U.S. Government Agencies	3.3
U.S. Government Securities	15.5
Total	29.6%
Short-Term Investments	3.2%
Other Assets and Liabilities	0.3
Total	100.0%

Credit Exposure

as of January 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa / AAA	4.6%
Aa / AA	15.9
A	3.9
Baa / BBB	5.1
Ba / BB	0.1
Non-Debt Securities and Other Short-Term Instruments	70.1
Other Assets and Liabilities	0.3
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

10

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 45.6%
	Banks - 4.9%
627	BB&T Corp.	$23,467
497	M&T Bank Corp.	55,435
270	National Bank of Canada	20,220
590	US Bancorp	23,448
1,797	Wells Fargo & Co.	81,484
		204,054
	Capital Goods - 3.5%
141	Caterpillar, Inc.	13,279
649	Eaton Corp. plc	47,441
1,656	General Electric Co.	41,617
105	Lockheed Martin Corp.	15,892
339	Schneider Electric S.A.	27,328
3	Stanley Black & Decker, Inc.	226
		145,783
	Commercial and Professional Services - 0.3%
338	Waste Management, Inc.	14,115

	Consumer Durables and Apparel - 0.4%
456	Mattel, Inc.	17,241

	Consumer Services - 0.7%
290	McDonald's Corp.	27,287

	Diversified Financials - 2.6%
160	BlackRock, Inc.	48,205
1,116	JP Morgan Chase & Co.	61,771
		109,976
	Energy - 5.7%
342	BP plc ADR	16,029
593	Chevron Corp.	66,212
380	ConocoPhillips Holding Co.	24,675
401	Enbridge, Inc.	16,826
763	Exxon Mobil Corp.	70,356
646	Royal Dutch Shell plc Class B	23,621
601	Suncor Energy, Inc.	19,723
		237,442
	Food and Staples Retailing - 0.5%
614	Sysco Corp.	21,537

	Food, Beverage and Tobacco - 3.4%
319	Altria Group, Inc.	11,219
112	British American Tobacco plc	5,332
128	General Mills, Inc.	6,156
372	Imperial Tobacco Group plc	13,586
872	Kraft Foods Group, Inc.	45,665
109	PepsiCo, Inc.	8,760
362	Philip Morris International, Inc.	28,267
590	Unilever N.V. NY Shares ADR	22,022
		141,007
	Health Care Equipment and Services - 0.4%
251	Baxter International, Inc.	17,138

	Household and Personal Products - 0.6%
78	Kimberly-Clark Corp.	8,584
211	Procter & Gamble Co.	16,165
		24,749
	Insurance - 2.2%
246	ACE Ltd.	23,038
1,525	Marsh & McLennan Cos., Inc.	69,727
		92,765
	Materials - 1.9%
571	Dow Chemical Co.	25,994
294	E.I. DuPont de Nemours & Co.	17,908
411	International Paper Co.	19,607
333	Nucor Corp.	16,085
		79,594
	Media - 0.8%
441	Thomson Reuters Corp.	15,905
852	WPP plc	17,843
		33,748
	Pharmaceuticals, Biotechnology and Life Sciences - 6.9%
337	AstraZeneca plc ADR	21,372
426	Bristol-Myers Squibb Co.	21,302
378	Eli Lilly & Co.	20,421
886	Johnson & Johnson	78,346
1,313	Merck & Co., Inc.	69,548
1,107	Pfizer, Inc.	33,660
151	Roche Holding AG	41,518
		286,167
	Real Estate - 0.5%
472	Plum Creek Timber Co., Inc. REIT	20,346

	Semiconductors and Semiconductor Equipment - 2.8%
803	Analog Devices, Inc.	38,750
1,407	Intel Corp.	34,527
369	Linear Technology Corp.	16,413
539	Maxim Integrated Products, Inc.	16,313
264	Texas Instruments, Inc.	11,173
		117,176
	Software and Services - 1.7%
1,881	Microsoft Corp.	71,205

	Technology Hardware and Equipment - 0.7%
1,378	Cisco Systems, Inc.	30,185

	Telecommunication Services - 1.9%
409	AT&T, Inc.	13,634
1,103	Verizon Communications, Inc.	52,978
330	Vodafone Group plc ADR	12,221
		78,833
	Transportation - 0.5%
238	United Parcel Service, Inc. Class B	22,668

	Utilities - 2.7%
2,526	National Grid plc	32,696
190	NextEra Energy, Inc.	17,427
487	Northeast Utilities	21,333
69	PG&E Corp.	2,926
488	UGI Corp.	21,189
612	Xcel Energy, Inc.	17,686
		113,257
	Total common stocks
	(cost $1,613,024)	$1,906,273

1

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
PREFERRED STOCKS - 0.1%
	Diversified Financials - 0.1%
1	Citigroup Capital XIII	$36
77	GMAC Capital Trust I ۞	2,118
		2,154
	Insurance - 0.0%
45	Allstate (The) Corp.	1,108

	Telecommunication Services - 0.0%
17	Intelsat S.A. ۞	913

	Total preferred stocks
	(cost $4,157)	$4,175

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.5%
	Computer and Electronic Product Manufacturing - 0.0%
	SBA Tower Trust
$1,050	2.93%, 12/15/2017 ■	$1,072
205	4.25%, 04/15/2015 ■Δ	207
		1,279

	Finance and Insurance - 1.4%
	American Home Mortgage Assets Trust
353	1.07%, 10/25/2046 Δ	257
	Amortizing Residential Collateral Trust
389	0.80%, 08/25/2032 Δ	358
	Asset Backed Funding Certificates
311	0.38%, 01/25/2037 Δ	184
	Banc of America Funding Corp.
1,125	0.46%, 05/20/2047 Δ	936
1,271	5.77%, 05/25/2037	1,080
294	5.85%, 01/25/2037	238
	BCAP LLC Trust
571	0.33%, 01/25/2037 Δ	421
	Bear Stearns Adjustable Rate Mortgage Trust
1,036	2.25%, 08/25/2035 Δ	1,053
1,531	2.43%, 10/25/2035 Δ	1,504
	Bear Stearns Alt-A Trust
1,579	0.48%, 08/25/2036 Δ	1,079
412	0.54%, 05/25/2036 Δ	270
	Bear Stearns Commercial Mortgage Securities, Inc.
455	5.20%, 12/11/2038	497
549	5.54%, 09/11/2041 - 10/12/2041	599
	Cabela's Master Credit Card Trust
3,600	2.71%, 02/17/2026 ■	3,412
	Chase Mortgage Finance Corp.
585	5.50%, 11/25/2035	577
	Citigroup Commercial Mortgage Trust
1,233	0.51%, 03/25/2037 Δ	663
	Commercial Mortgage Pass-Through Certificates
815	4.40%, 07/10/2045 ■	703
1,100	4.58%, 10/15/2045 ■Δ	1,005
1,130	4.77%, 11/15/2045 ■Δ	1,055
100	5.75%, 06/10/2046 Δ	109
	Commercial Mortgage Trust
1,000	4.40%, 07/10/2045 ■	752
	Community or Commercial Mortgage Trust
380	4.34%, 12/10/2045 ■Δ	338
	Countrywide Alternative Loan Trust
301	0.48%, 11/25/2035 Δ	239
1,352	5.75%, 05/25/2036	1,131
1,481	6.50%, 08/25/2037	1,064
	Countrywide Home Loans, Inc.
833	2.73%, 09/25/2047 Δ	699
341	2.84%, 04/20/2036 Δ	241
723	5.05%, 11/20/2035 Δ	629
963	5.75%, 08/25/2037	920
	CS First Boston Mortgage Securities Corp.
689	5.50%, 06/25/2035	673
	Deutsche Alt-A Securities, Inc. Mortgage
729	0.31%, 03/25/2037 Δ	446
	Fieldstone Mortgage Investment Corp.
558	0.50%, 04/25/2047 Δ	351
	First Franklin Mortgage Loan Trust
1,602	0.40%, 04/25/2036 Δ	940
	First Horizon Alternative Mortgage Securities
766	2.21%, 04/25/2036 Δ	640
2,127	2.24%, 09/25/2035 Δ	1,853
	First Investors Automotive Owner Trust
3,026	1.23%, 03/15/2019 ■	3,034
	Fremont Home Loan Trust
1,575	0.31%, 10/25/2036 Δ	793
	GMAC Mortgage Corp. Loan Trust
326	3.00%, 04/19/2036 Δ	285
	Goldman Sachs Mortgage Securities Trust
855	4.86%, 11/10/2045 ■Δ	805
	GSAA Home Equity Trust
2,304	0.24%, 02/25/2037 Δ	1,249
1,394	0.25%, 12/25/2036 Δ	740
1,102	0.26%, 03/25/2037 Δ	558
234	0.39%, 04/25/2047 Δ	135
1,611	5.98%, 06/25/2036	947
	GSAMP Trust
204	0.26%, 12/25/2046 Δ	110
613	0.36%, 11/25/2036 Δ	334
	GSR Mortgage Loan Trust
360	0.66%, 11/25/2035 Δ	279
1,503	2.63%, 01/25/2036 Δ	1,354
	Harborview Mortgage Loan Trust
456	0.35%, 01/19/2038 Δ	381
707	0.38%, 05/19/2047 Δ	313
2,892	0.40%, 12/19/2036 Δ	1,894
515	0.49%, 09/19/2035 Δ	395
	IndyMac Index Mortgage Loan Trust
713	0.44%, 07/25/2035 Δ	605
252	0.45%, 01/25/2036 Δ	163
811	0.56%, 07/25/2046 Δ	429
544	2.44%, 08/25/2035 Δ	422
381	2.47%, 01/25/2036 Δ	354
1,117	2.61%, 12/25/2036 Δ	970

2

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.5% - (continued)
	Finance and Insurance - 1.4% - (continued)
	IndyMac Index Mortgage Loan Trust - (continued)
$579	2.71%, 09/25/2036 Δ	$469
741	4.79%, 02/25/2036 Δ	655
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,248	4.67%, 10/15/2045 ■Δ	1,173
850	5.31%, 08/15/2046 ■Δ	865
264	5.47%, 04/15/2043 Δ	285
	JP Morgan Mortgage Trust
365	2.68%, 04/25/2037 Δ	315
1,283	2.73%, 05/25/2036 Δ	1,170
	Lehman XS Trust
385	0.37%, 07/25/2046 Δ	299
	Merrill Lynch Mortgage Investors Trust
439	2.77%, 07/25/2035 Δ	377
100	5.05%, 07/12/2038	105
	Morgan Stanley Capital I
92	5.23%, 09/15/2042	97
	Morgan Stanley Mortgage Loan Trust
3,526	0.33%, 05/25/2036 - 11/25/2036 Δ	1,658
	Residential Accredit Loans, Inc.
424	1.42%, 11/25/2037 Δ	258
	Residential Asset Securitization Trust
526	0.61%, 03/25/2035 Δ	412
	RFMSI Trust
425	3.15%, 04/25/2037 Δ	369
	Securitized Asset Backed Receivables LLC
1,078	0.25%, 07/25/2036 Δ	499
	Sequoia Mortgage Trust
401	2.46%, 07/20/2037 Δ	327
	Structured Adjustable Rate Mortgage Loan Trust
559	0.31%, 02/25/2037 Δ	397
1,303	0.35%, 07/25/2037 Δ	985
847	0.46%, 09/25/2034 Δ	746
	Structured Asset Mortgage Investments, Inc.
237	0.38%, 05/25/2046 Δ	134
1,338	0.39%, 02/25/2036 Δ	1,058
405	0.44%, 02/25/2036 Δ	320
	Wells Fargo Commercial Mortgage Trust
360	4.78%, 10/15/2045 ■Δ	340
	Wells Fargo Mortgage Backed Securities Trust
328	5.16%, 10/25/2035 Δ	326
		57,104
	Real Estate, Rental and Leasing - 0.1%
	ARI Fleet Lease Trust
2,501	0.46%, 01/15/2021 ■Δ	2,499

	Total asset & commercial mortgage backed securities
	(cost $58,297)	$60,882

CORPORATE BONDS - 44.1%
	Accommodation and Food Services - 0.0%
	Wynn Las Vegas LLC
$130	5.38%, 03/15/2022	$132
250	7.75%, 08/15/2020	278
260	7.88%, 05/01/2020	286
		696
	Administrative Waste Management and Remediation - 0.4%
	Casella Waste Systems, Inc.
625	7.75%, 02/15/2019	641
	Clean Harbors, Inc.
120	5.13%, 06/01/2021	120
150	5.25%, 08/01/2020	153
	Equinix, Inc.
45	4.88%, 04/01/2020	45
260	5.38%, 04/01/2023	255
570	7.00%, 07/15/2021	626
	Iron Mountain, Inc.
785	7.75%, 10/01/2019	871
525	8.38%, 08/15/2021	562
	Republic Services, Inc.
6,550	3.55%, 06/01/2022	6,496
595	3.80%, 05/15/2018	638
	Servicemaster Co.
1,970	7.00%, 08/15/2020	1,995
	Waste Management, Inc.
1,800	2.60%, 09/01/2016	1,868
250	6.38%, 03/11/2015	265
300	7.38%, 05/15/2029	379
		14,914
	Air Transportation - 0.0%
	Continental Airlines, Inc.
1,760	4.00%, 10/29/2024	1,760
37	6.90%, 04/19/2022	39
		1,799
	Arts, Entertainment and Recreation - 2.2%
	AMC Entertainment, Inc.
1,100	8.75%, 06/01/2019	1,172
1,840	9.75%, 12/01/2020	2,111
	BSKYB Finance UK plc
350	6.50%, 10/15/2035 ■	409
	Carlson Wagonlit B.V.
500	6.88%, 06/15/2019 ■	522
	CBS Corp.
1,250	8.88%, 05/15/2019	1,615
	CCO Holdings LLC
205	5.25%, 09/30/2022	197
45	6.50%, 04/30/2021	47
500	6.63%, 01/31/2022	523
309	7.25%, 10/30/2017	327
575	7.38%, 06/01/2020	625
215	8.13%, 04/30/2020	234
	Cinemark USA, Inc.
380	4.88%, 06/01/2023	359
90	5.13%, 12/15/2022	88

3

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
		Arts, Entertainment and Recreation - 2.2% - (continued)
		Comcast Corp.
	$4,975	4.25%, 01/15/2033	$4,754
	975	5.65%, 06/15/2035	1,073
	1,000	5.90%, 03/15/2016	1,103
	1,250	6.40%, 05/15/2038	1,488
	1,980	6.45%, 03/15/2037	2,360
	1,500	6.95%, 08/15/2037	1,891
	510	7.05%, 03/15/2033	650
		DirecTV Holdings LLC
	3,500	3.13%, 02/15/2016	3,644
	4,750	3.80%, 03/15/2022	4,638
	325	5.00%, 03/01/2021	350
	400	6.38%, 03/01/2041	427
		Discovery Communications, Inc.
	2,751	3.70%, 06/01/2015	2,859
		Emdeon, Inc.
	791	11.00%, 12/31/2019	911
		Fidelity National Information Services, Inc.
	280	5.00%, 03/15/2022	289
		Gannett Co., Inc.
	1,880	5.13%, 10/15/2019 ■	1,941
		GLP Capital L.P./Finance II
	170	4.38%, 11/01/2018 ■	174
	720	4.88%, 11/01/2020 ■	729
	165	5.38%, 11/01/2023 ■	164
		Gray Television, Inc.
	2,565	7.50%, 10/01/2020	2,738
		Great Canadian Gaming Co.
CAD	190	6.63%, 07/25/2022 ■	181
		Greektown Superholdings, Inc.
	510	13.00%, 07/01/2015	525
		Isle of Capri Casinos, Inc.
	120	7.75%, 03/15/2019	131
	290	8.88%, 06/15/2020	314
		NBC Universal Enterprise
	1,540	1.66%, 04/15/2018 ■	1,519
	2,745	1.97%, 04/15/2019 ■	2,703
	600	5.25%, 12/19/2049 ■	603
		NBC Universal Media LLC
	1,350	5.95%, 04/01/2041	1,527
		NCR Corp.
	430	4.63%, 02/15/2021	420
		News America, Inc.
	4,925	3.00%, 09/15/2022	4,716
	850	6.15%, 02/15/2041	974
	285	6.40%, 12/15/2035	333
	2,450	6.90%, 03/01/2019	2,977
		Nexstar Broadcasting, Inc.
	915	6.88%, 11/15/2020	977
		Regal Cinemas Corp.
	645	8.63%, 07/15/2019	689
		Regal Entertainment Group
	138	5.75%, 02/01/2025	131
	70	9.13%, 08/15/2018	76
		Sirius XM Radio, Inc.
	120	4.25%, 05/15/2020 ■	112
	335	4.63%, 05/15/2023 ■	299
	985	5.25%, 08/15/2022 ■	1,018
		Time Warner Cable, Inc.
	2,700	4.00%, 09/01/2021	2,547
	1,775	5.00%, 02/01/2020	1,827
	2,150	5.88%, 11/15/2040	1,888
	350	6.55%, 05/01/2037	336
	4,150	6.75%, 07/01/2018 - 06/15/2039	4,666
		Time Warner Entertainment Co., L.P.
	30	8.38%, 03/15/2023	36
		Time Warner, Inc.
	360	3.40%, 06/15/2022	357
	600	4.00%, 01/15/2022	619
	2,275	4.88%, 03/15/2020	2,524
	5,145	5.35%, 12/15/2043	5,362
	1,500	5.88%, 11/15/2016	1,691
	1,985	6.10%, 07/15/2040	2,233
	350	6.50%, 11/15/2036	408
	1,010	7.63%, 04/15/2031	1,318
		Univision Communications, Inc.
	1,060	6.75%, 09/15/2022 ■	1,163
		Viacom, Inc.
	1,404	4.38%, 03/15/2043	1,236
	1,250	4.50%, 03/01/2021 - 02/27/2042	1,207
	340	6.13%, 10/05/2017	393
		Videotron Ltee
	245	5.00%, 07/15/2022	240
		Virgin Media Secured Finance plc
	500	5.25%, 01/15/2021	508
	100	6.50%, 01/15/2018	103
			91,299
		Beverage and Tobacco Product Manufacturing - 0.8%
		Altria Group, Inc.
	3,800	2.85%, 08/09/2022	3,567
	295	9.70%, 11/10/2018	393
	60	10.20%, 02/06/2039	97
		Anheuser-Busch InBev Worldwide, Inc.
	3,270	1.38%, 07/15/2017 ╦	3,269
	800	4.13%, 01/15/2015	828
	3,240	5.38%, 01/15/2020 ╦	3,754
	500	8.20%, 01/15/2039	758
		Constellation Brands, Inc.
	190	4.25%, 05/01/2023	179
	585	6.00%, 05/01/2022	638
		Diageo Capital plc
	1,850	1.13%, 04/29/2018	1,808
		International CCE, Inc.
	500	3.50%, 09/15/2020	515
		Japan Tobacco, Inc.
	1,335	2.10%, 07/23/2018 ■	1,341
		Molson Coors Brewing Co.
	476	2.00%, 05/01/2017	481
	3,810	5.00%, 05/01/2042	3,865
		PepsiCo, Inc.
	1,560	2.25%, 01/07/2019	1,580
		Philip Morris International, Inc.
	1,400	1.13%, 08/21/2017	1,385
	3,085	3.60%, 11/15/2023	3,056

4

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Beverage and Tobacco Product Manufacturing - 0.8% - (continued)
	Reynolds American, Inc.
$1,345	3.25%, 11/01/2022	$1,268
2,885	6.15%, 09/15/2043	3,219
		32,001
	Chemical Manufacturing - 0.3%
	Agrium, Inc.
1,650	3.15%, 10/01/2022	1,540
	Celanese U.S. Holdings LLC
50	6.63%, 10/15/2018	53
	CF Industries Holdings, Inc.
1,235	3.45%, 06/01/2023	1,149
195	6.88%, 05/01/2018	228
35	7.13%, 05/01/2020	41
	Ecolab, Inc.
1,285	3.00%, 12/08/2016	1,351
	Ferro Corp.
680	7.88%, 08/15/2018	721
	Hexion Specialty Chemicals
245	8.88%, 02/01/2018	255
	Hexion U.S. Finance Corp.
725	6.63%, 04/15/2020	752
225	9.00%, 11/15/2020	226
	Ineos Group Holdings plc
3,650	6.13%, 08/15/2018 ■	3,714
	MPM Escrow LLC/MPM Finance Corp.
370	8.88%, 10/15/2020	395
		10,425
	Computer and Electronic Product Manufacturing - 1.0%
	Alcatel-Lucent USA Inc.
1,550	6.75%, 11/15/2020 ■	1,589
	Apple, Inc.
1,770	2.40%, 05/03/2023	1,620
	CDW Escrow Corp.
2,405	8.50%, 04/01/2019	2,639
	eAccess Ltd.
75	8.25%, 04/01/2018 ■	81
	EMC Corp.
6,925	1.88%, 06/01/2018	6,942
	Freescale Semiconductor, Inc.
1,210	6.00%, 01/15/2022 ■	1,258
190	8.05%, 02/01/2020	207
44	10.75%, 08/01/2020	50
	Hewlett-Packard Co.
4,510	1.55%, 05/30/2014	4,524
1,850	2.35%, 03/15/2015	1,885
2,000	2.60%, 09/15/2017	2,054
2,380	2.65%, 06/01/2016	2,455
3,500	2.75%, 01/14/2019	3,525
635	4.30%, 06/01/2021	648
1,475	4.65%, 12/09/2021	1,539
1,015	4.75%, 06/02/2014	1,029
	Lucent Technologies, Inc.
1,605	6.45%, 03/15/2029	1,445
315	6.50%, 01/15/2028	280
	NXP B.V./NXP Funding LLC
575	3.75%, 06/01/2018 ■	575
	ON Semiconductor Corp.
271	2.63%, 12/15/2026 ۞	305
	Raytheon Co.
1,250	4.88%, 10/15/2040	1,312
	Siemens Financieringsmaatschappij N.V.
1,300	6.13%, 08/17/2026 ■	1,560
	Thermo Fisher Scientific, Inc.
2,895	1.30%, 02/01/2017	2,891
1,425	2.40%, 02/01/2019	1,426
		41,839
	Construction - 0.2%
	Aguila 3 S.A.
165	7.88%, 01/31/2018 ■	175
	K Hovnanian Enterprises, Inc.
130	7.00%, 01/15/2019 ■	132
1,110	9.13%, 11/15/2020 ■	1,235
	KB Home
350	7.00%, 12/15/2021	371
520	7.50%, 09/15/2022	554
1,586	8.00%, 03/15/2020	1,764
	Lennar Corp.
1,480	4.75%, 12/15/2017 - 11/15/2022	1,499
95	5.60%, 05/31/2015	100
	M/I Homes, Inc.
180	3.00%, 03/01/2018 ۞	197
	Ply Gem Industries, Inc.
700	6.50%, 02/01/2022 ■	689
	Pulte Homes, Inc.
130	6.38%, 05/15/2033	122
	Ryland Group, Inc.
150	5.38%, 10/01/2022	144
	Toll Bros Finance Corp
1,420	4.00%, 12/31/2018	1,441
		8,423
	Couriers and Messengers - 0.0%
	United Parcel Service, Inc.
1,540	2.45%, 10/01/2022	1,465

	Electrical Equipment and Appliance Manufacturing - 0.0%
	General Electric Co.
795	4.13%, 10/09/2042	743

	Fabricated Metal Product Manufacturing - 0.1%
	Anixter International, Inc.
145	5.63%, 05/01/2019	152
	Ball Corp.
135	5.00%, 03/15/2022	134
240	5.75%, 05/15/2021	252
	BOE Intermediate Holdings Corp.
1,277	9.00%, 11/01/2017 ■Þ	1,363
	Masco Corp.
155	6.13%, 10/03/2016	171
25	6.50%, 08/15/2032	25
310	7.13%, 03/15/2020	353
160	7.75%, 08/01/2029	178
		2,628

5

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Finance and Insurance - 20.2%
	ABN Amro Bank N.V.
$1,000	4.25%, 02/02/2017 ■	$1,077
	ACE Capital Trust II
1,905	9.70%, 04/01/2030	2,748
	Aetna, Inc.
825	2.75%, 11/15/2022	772
1,600	4.50%, 05/15/2042	1,562
	Akbank T.A.S.
185	3.88%, 10/24/2017 ■	176
	Allstate (The) Corp.
1,175	5.75%, 08/15/2053	1,190
	Ally Financial, Inc.
650	6.75%, 12/01/2014	675
40	7.50%, 09/15/2020	47
420	8.00%, 03/15/2020	501
	American Express Co.
1,185	1.55%, 05/22/2018	1,168
1,700	1.75%, 06/12/2015	1,727
5,127	2.65%, 12/02/2022 ╦	4,841
4,700	7.00%, 03/19/2018 ╦	5,657
	American Honda Finance Corp.
2,500	0.61%, 05/26/2016 ■Δ	2,507
2,730	1.60%, 02/16/2018 ■	2,727
	American International Group, Inc.
1,795	4.13%, 02/15/2024	1,817
1,300	5.85%, 01/16/2018	1,496
3,050	6.40%, 12/15/2020	3,629
3,125	8.18%, 05/15/2058	3,883
525	8.25%, 08/15/2018	659
	Ameriprise Financial, Inc.
3,310	4.00%, 10/15/2023 ╦	3,386
1,265	5.30%, 03/15/2020	1,446
	Aon Corp.
656	3.13%, 05/27/2016	689
1,700	3.50%, 09/30/2015	1,772
2,300	4.25%, 12/12/2042	2,092
	Banco Davivienda S.A.
335	2.95%, 01/29/2018 ■	324
	Banco de Credito del Peru/Panama
610	4.75%, 03/16/2016 §	642
30	5.38%, 09/16/2020 §	31
71	6.88%, 09/16/2026 ■	74
	Banco do Brasil
600	6.25%, 04/15/2024 ■♠	462
	Banco Nacional De Desenvolvimento
565	5.75%, 09/26/2023 ■	550
	Bancolombia S.A.
621	5.13%, 09/11/2022	580
	Bank of America Corp.
6,010	2.60%, 01/15/2019	6,044
4,260	4.10%, 07/24/2023	4,298
5,425	5.63%, 07/01/2020	6,189
915	5.65%, 05/01/2018	1,043
2,990	5.75%, 12/01/2017	3,405
2,840	5.88%, 01/05/2021	3,271
4,960	6.00%, 09/01/2017	5,666
3,970	7.63%, 06/01/2019	4,916
	Bank of New York Mellon Corp.
6,225	2.20%, 03/04/2019 ☼	6,244
	Bank of Tokyo-Mitsubishi UFJ Ltd.
5,925	1.55%, 09/09/2016 ■	5,990
	Barclays Bank plc
146	5.14%, 10/14/2020	157
12,545	6.05%, 12/04/2017 ■	14,108
2,065	8.25%, 12/15/2018 ۞♠	2,128
	BB&T Corp.
1,170	2.05%, 06/19/2018	1,173
1,975	2.25%, 02/01/2019 ☼	1,974
	BBVA Banco Continental S.A.
475	3.25%, 04/08/2018 ■	474
	BBVA International PFD Uniperson
560	5.92%, 04/18/2017 ♠	542
	Bear Stearns & Co., Inc.
1,750	5.30%, 10/30/2015	1,879
1,210	7.25%, 02/01/2018	1,448
	BNP Paribas
8,430	2.38%, 09/14/2017	8,622
3,650	2.40%, 12/12/2018	3,657
	BP Capital Markets plc
12,625	2.24%, 09/26/2018 ╦	12,800
5,725	2.75%, 05/10/2023	5,308
	BPCE S.A.
3,970	2.50%, 12/10/2018	3,973
3,840	5.15%, 07/21/2024 ■	3,774
3,470	5.70%, 10/22/2023 ■	3,584
	Branch Banking & Trust Co.
4,000	1.05%, 12/01/2016	4,000
2,840	1.45%, 10/03/2016	2,876
	Brandywine Operating Partnership L.P.
3,325	3.95%, 02/15/2023	3,230
1,100	4.95%, 04/15/2018	1,191
215	5.70%, 05/01/2017	237
350	7.50%, 05/15/2015	379
	Brazil Minas SPE via State of Minas Gerais
1,775	5.33%, 02/15/2028 ■	1,611
1,605	5.33%, 02/15/2028 §	1,456
	Camden Property Trust
730	4.25%, 01/15/2024	740
	Capital One Bank
1,596	3.38%, 02/15/2023	1,522
	Capital One Financial Corp.
2,800	1.00%, 11/06/2015	2,802
1,006	2.15%, 03/23/2015	1,022
500	4.75%, 07/15/2021	542
3,075	6.15%, 09/01/2016	3,449
325	7.38%, 05/23/2014	332
	Capital One National Association
3,490	1.50%, 03/22/2018	3,435
	Caterpillar Financial Services Corp.
3,000	1.30%, 03/01/2018	2,959
2,100	2.05%, 08/01/2016	2,164
	Cigna Corp.
900	5.88%, 03/15/2041	1,041
	CIGNA Corp.
800	5.38%, 02/15/2042	875

6

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Finance and Insurance - 20.2% - (continued)
	CIT Group, Inc.
$335	5.00%, 05/15/2017	$357
686	5.25%, 03/15/2018	730
545	5.38%, 05/15/2020	577
180	5.50%, 02/15/2019 ■	192
70	6.63%, 04/01/2018 ■	78
	Citigroup, Inc.
5,000	0.92%, 11/15/2016 Δ	5,026
3,155	1.25%, 01/15/2016	3,169
2,700	1.70%, 07/25/2016	2,732
5,675	1.75%, 05/01/2018	5,584
6,275	2.50%, 09/26/2018	6,311
4,040	3.88%, 10/25/2023	3,985
445	4.59%, 12/15/2015	475
2,800	5.38%, 08/09/2020	3,173
4,210	5.50%, 09/13/2025	4,437
1,485	6.00%, 10/31/2033	1,580
9,750	6.13%, 05/15/2018 - 08/25/2036	10,887
1,542	6.38%, 08/12/2014	1,589
625	6.63%, 06/15/2032	708
1,245	6.68%, 09/13/2043	1,425
	CNH Capital LLC
245	3.88%, 11/01/2015	252
1,070	6.25%, 11/01/2016	1,175
	Community Choice Financial, Inc.
1,000	10.75%, 05/01/2019	835
	Coventry Health Care, Inc.
2,060	5.45%, 06/15/2021	2,342
	Credit Acceptance Corp.
710	9.13%, 02/01/2017	745
	Credit Agricole S.A.
490	7.88%, 01/23/2024 ■♠	497
	Credit Suisse Group AG
5,650	6.50%, 08/08/2023 ■	6,003
875	7.50%, 12/11/2023 ■♠	921
	Credit Suisse New York
1,500	5.40%, 01/14/2020	1,696
	DBS Bank Ltd.
475	3.63%, 09/21/2022 §	488
	DDR Corp
6,925	3.50%, 01/15/2021	6,852
	Deutsche Bank AG
4,910	4.30%, 05/24/2028	4,492
	Development Bank of Kazakhstan JSC
345	4.13%, 12/10/2022 ■	309
1,020	4.13%, 12/10/2022 §	913
	Discover Bank/Greenwood DE
6,520	4.20%, 08/08/2023	6,568
	Discover Financial Services, Inc.
960	5.20%, 04/27/2022	1,021
	El Fondo Mivivienda S.A.
285	3.50%, 01/31/2023 ■	253
	Equity One, Inc.
65	6.00%, 09/15/2017	73
	Everest Reinsurance Holdings, Inc.
70	5.40%, 10/15/2014	72
	Felcor Escrow Holdings
340	6.75%, 06/01/2019	366
	Fibria Overseas Finance Ltd.
163	7.50%, 05/04/2020 ■	179
	Fifth Third Bancorp
2,780	4.30%, 01/16/2024	2,774
3,195	5.45%, 01/15/2017	3,534
1,300	8.25%, 03/01/2038	1,815
	Five Corners Funding TRS
6,305	4.42%, 11/15/2023 ■	6,331
	FMR LLC
3,825	4.95%, 02/01/2033 ■	3,918
	Ford Motor Credit Co. LLC
2,100	2.75%, 05/15/2015	2,151
5,100	3.88%, 01/15/2015	5,247
4,445	4.25%, 09/20/2022	4,527
240	5.00%, 05/15/2018	266
2,835	5.88%, 08/02/2021	3,232
195	8.00%, 12/15/2016	230
200	8.13%, 01/15/2020	252
	General Electric Capital Corp.
3,375	1.00%, 01/08/2016	3,397
6,255	1.50%, 07/12/2016	6,351
5,750	2.30%, 04/27/2017	5,931
1,600	2.95%, 05/09/2016	1,675
4,625	4.65%, 10/17/2021	5,071
725	5.55%, 05/04/2020	841
3,715	5.63%, 05/01/2018	4,290
2,995	5.88%, 01/14/2038	3,453
1,000	6.25%, 12/15/2022 ♠	1,043
4,530	6.75%, 03/15/2032	5,702
	Goldman Sachs Group, Inc.
1,925	2.38%, 01/22/2018	1,939
2,500	2.90%, 07/19/2018	2,555
4,180	3.63%, 02/07/2016	4,382
1,820	5.25%, 07/27/2021	1,996
4,200	5.38%, 03/15/2020	4,697
4,740	5.75%, 01/24/2022	5,354
4,550	6.15%, 04/01/2018	5,227
1,665	6.25%, 02/01/2041	1,943
2,470	6.45%, 05/01/2036	2,645
8,525	6.75%, 10/01/2037	9,472
2,921	7.50%, 02/15/2019	3,563
	Grupo Aval Ltd.
300	4.75%, 09/26/2022 ■	278
200	4.75%, 09/26/2022 §	186
	Guardian Life Insurance Co.
250	7.38%, 09/30/2039 ■	336
	Harley-Davidson Financial Services, Inc.
2,185	1.15%, 09/15/2015 ■	2,194
	HCP, Inc.
1,700	2.63%, 02/01/2020	1,644
540	3.75%, 02/01/2019	570
7,200	4.25%, 11/15/2023	7,247
330	6.00%, 01/30/2017	372
1,000	6.70%, 01/30/2018	1,171

7

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Finance and Insurance - 20.2% - (continued)
	Health Care, Inc.
$525	2.25%, 03/15/2018	$527
2,500	3.63%, 03/15/2016	2,634
3,195	4.13%, 04/01/2019	3,399
4,350	4.50%, 01/15/2024	4,419
266	5.25%, 01/15/2022	289
	Host Hotels & Resorts L.P.
190	6.00%, 11/01/2020	208
	HSBC Bank USA
1,050	4.88%, 08/24/2020	1,134
250	6.00%, 08/09/2017	284
	HSBC Holdings plc
1,665	5.10%, 04/05/2021	1,861
1,000	6.50%, 09/15/2037	1,190
3,800	6.80%, 06/01/2038	4,667
	HSBC USA, Inc.
1,295	1.63%, 01/16/2018	1,291
175	5.00%, 09/27/2020	190
	Imperial Tobacco Finance plc
5,525	2.05%, 02/11/2018 ■	5,495
	Ineos Finance plc
190	7.50%, 05/01/2020 ■	208
	ING US, Inc.
1,100	5.65%, 05/15/2053	1,056
	Intesa Sanpaolo S.p.A.
5,050	5.25%, 01/12/2024	5,114
	John Deere Capital Corp.
3,835	3.15%, 10/15/2021	3,867
	JP Morgan Chase & Co.
2,220	1.10%, 10/15/2015	2,229
3,375	1.63%, 05/15/2018	3,328
2,270	3.25%, 09/23/2022	2,201
2,290	3.38%, 05/01/2023	2,151
2,350	3.88%, 02/01/2024	2,346
5,300	4.35%, 08/15/2021	5,644
500	4.40%, 07/22/2020	540
450	4.50%, 01/24/2022	481
2,220	4.63%, 05/10/2021	2,408
4,070	5.13%, 09/15/2014	4,181
785	5.50%, 10/15/2040	853
5,970	5.63%, 08/16/2043	6,337
11,081	6.00%, 07/05/2017 - 01/15/2018	12,734
930	6.30%, 04/23/2019	1,100
1,000	6.40%, 05/15/2038	1,222
	KeyCorp
10,755	2.30%, 12/13/2018	10,756
	Kimco Realty Corp.
3,175	3.13%, 06/01/2023	2,943
1,380	4.30%, 02/01/2018	1,493
	Ladder Capital Finance Holdings LLC
261	7.38%, 10/01/2017	274
	Liberty Mutual Group, Inc.
1,385	4.25%, 06/15/2023 ■	1,375
	Liberty Property L.P.
635	3.38%, 06/15/2023	593
520	4.13%, 06/15/2022	520
115	4.75%, 10/01/2020	122
350	5.50%, 12/15/2016	386
	Lincoln National Corp.
530	4.00%, 09/01/2023	535
3,000	4.85%, 06/24/2021	3,281
1,035	6.15%, 04/07/2036	1,213
625	6.30%, 10/09/2037	747
2,000	8.75%, 07/01/2019	2,594
	Lloyds Bank plc
4,380	2.30%, 11/27/2018	4,401
	Lloyds Banking Group plc
165	6.50%, 09/14/2020 ■	189
	Macquarie Group Ltd.
8,390	3.00%, 12/03/2018 ■	8,426
470	6.00%, 01/14/2020 ■	525
	Majapahit Holding B.V.
1,070	7.75%, 01/20/2020 §	1,167
2,375	8.00%, 08/07/2019 §	2,636
	Marsh & McLennan Cos., Inc.
6,675	2.30%, 04/01/2017	6,849
3,900	4.05%, 10/15/2023	3,965
565	4.80%, 07/15/2021	614
	Massachusetts Mutual Life Insurance Co.
2,800	8.88%, 06/01/2039 ■	4,189
	Massmutual Global Funding
2,625	2.10%, 08/02/2018 ■	2,638
630	3.13%, 04/14/2016 ■	660
	Merrill Lynch & Co., Inc.
2,496	5.70%, 05/02/2017	2,784
4,700	6.05%, 05/16/2016	5,171
320	6.40%, 08/28/2017	370
4,515	6.88%, 04/25/2018	5,384
9,330	7.75%, 05/14/2038	12,072
	MetLife Global Funding I
500	3.13%, 01/11/2016 ■	522
	MetLife Institutional Funding II
4,000	1.63%, 04/02/2015 ■	4,049
	MetLife, Inc.
965	1.76%, 12/15/2017	968
1,895	4.37%, 09/15/2023	1,971
275	6.38%, 06/15/2034	338
	Morgan Stanley
5,030	1.75%, 02/25/2016	5,103
5,950	2.13%, 04/25/2018	5,938
7,450	2.50%, 01/24/2019	7,430
4,270	4.10%, 05/22/2023	4,158
1,770	4.88%, 11/01/2022	1,839
2,225	5.50%, 01/26/2020 - 07/28/2021	2,511
2,371	5.55%, 04/27/2017	2,656
3,361	5.75%, 01/25/2021	3,819
785	6.00%, 04/28/2015	834
1,265	6.38%, 07/24/2042	1,501
2,460	6.63%, 04/01/2018	2,880
2,600	7.30%, 05/13/2019	3,176
	National City Corp.
585	6.88%, 05/15/2019	702
	National Rural Utilities Cooperative Finance Corp.
1,735	2.35%, 06/15/2020	1,702

8

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Finance and Insurance - 20.2% - (continued)
	Nationstar Mortgage LLC
$1,935	6.50%, 08/01/2018 - 07/01/2021	$1,934
675	7.88%, 10/01/2020	689
	Nationwide Mutual Insurance Co.
4,600	9.38%, 08/15/2039 ■	6,700
	Nordea Bank AB
760	4.88%, 05/13/2021 ■	804
	Nuveen Investments, Inc.
2,155	9.13%, 10/15/2017 ■	2,209
741	9.50%, 10/15/2020 ■	765
	Oversea-Chinese Banking Corp., Ltd.
400	3.75%, 11/15/2022 §	412
	Pacific Life Insurance Co.
2,075	9.25%, 06/15/2039 ■	3,011
	PNC Bank NA
2,465	2.70%, 11/01/2022	2,297
1,450	3.80%, 07/25/2023	1,454
	PNC Financial Services Group, Inc.
1,240	2.85%, 11/09/2022 Δ	1,182
	PNC Funding Corp.
3,000	5.25%, 11/15/2015	3,215
	Principal Financial Group, Inc.
620	3.30%, 09/15/2022	604
	Principal Life Global Funding II
1,640	1.00%, 12/11/2015 ■	1,645
	Provident Companies, Inc.
4,435	7.00%, 07/15/2018	5,091
	Provident Funding Associates L.P.
1,295	6.75%, 06/15/2021 ■	1,279
	Prudential Financial, Inc.
1,660	5.80%, 11/16/2041	1,873
5,320	7.38%, 06/15/2019	6,621
	Rabobank Nederland
8,425	2.25%, 01/14/2019	8,426
3,000	4.63%, 12/01/2023	3,038
4,385	5.75%, 12/01/2043	4,608
	Rabobank Netherlands
925	3.95%, 11/09/2022	906
	Realty Income Corp.
2,676	3.25%, 10/15/2022	2,514
1,130	4.65%, 08/01/2023	1,171
1,085	6.75%, 08/15/2019	1,285
	Royal Bank of Scotland Group plc
3,720	2.55%, 09/18/2015	3,805
710	3.95%, 09/21/2015	742
2,180	6.00%, 12/19/2023	2,196
2,425	6.13%, 01/11/2021 - 12/15/2022	2,543
1,260	6.99%, 10/05/2017 ■♠	1,336
300	7.64%, 09/27/2017 ♠Δ	294
	Santander Holdings USA, Inc.
730	3.00%, 09/24/2015	755
	Santander UK plc
1,290	5.00%, 11/07/2023 ■	1,303
	Simon Property Group L.P.
2,115	5.65%, 02/01/2020	2,451
	Simon Property Group, Inc.
3,120	1.50%, 02/01/2018 ■	3,081
	Skandinaviska Enskilda Banken AB
3,810	2.38%, 11/20/2018 ■	3,826
	SLM Corp.
625	6.25%, 01/25/2016	672
465	8.00%, 03/25/2020	519
395	8.45%, 06/15/2018	458
	Societe Generale
2,535	2.63%, 10/01/2018	2,561
2,670	5.00%, 01/17/2024 ■	2,637
1,775	7.88%, 12/18/2023 ■♠	1,802
700	8.25%, 11/29/2018 §♠	746
	Softbank Corp.
850	4.50%, 04/15/2020 ■	836
	Standard Bank plc
100	8.13%, 12/02/2019	112
	Standard Chartered plc
3,300	3.95%, 01/11/2023 ■	3,099
3,950	5.20%, 01/26/2024 ■	3,992
	State Street Capital Trust IV
100	1.24%, 06/15/2037 Δ	76
	State Street Corp.
1,445	3.10%, 05/15/2023	1,367
4,000	3.70%, 11/20/2023	4,027
	Sumitomo Mitsui Banking Corp.
2,815	1.45%, 07/19/2016	2,844
	SunTrust Banks, Inc.
4,940	2.35%, 11/01/2018	4,972
991	3.50%, 01/20/2017	1,051
	Swiss Re Treasury U.S. Corp.
460	2.88%, 12/06/2022 ■	434
	Teachers Insurance & Annuity Association of America
2,000	6.85%, 12/16/2039 ■	2,567
	TMX Finance LLC
2,130	8.50%, 09/15/2018 ■	2,279
	TSMC Global LTD
1,910	0.95%, 04/03/2016 ■	1,895
	Turkiye Garanti Bankasi A.S.
285	4.00%, 09/13/2017 ■	275
	U.S. Bancorp
2,100	1.65%, 05/15/2017	2,131
2,475	1.95%, 11/15/2018	2,482
961	2.95%, 07/15/2022	916
	UBS AG Stamford CT
2,850	5.88%, 07/15/2016	3,175
635	7.63%, 08/17/2022	730
	UnitedHealth Group, Inc.
1,981	6.88%, 02/15/2038	2,559
	UPCB Finance V Ltd.
475	7.25%, 11/15/2021 ■	513
	Ventas Realty L.P.
1,240	2.70%, 04/01/2020	1,203
3,975	3.25%, 08/15/2022	3,768
325	4.25%, 03/01/2022	333
316	4.75%, 06/01/2021	337
	Vnesheconombank Via VEB Finance plc
1,070	5.38%, 02/13/2017 §	1,124
540	6.03%, 07/05/2022 §	544

9

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Finance and Insurance - 20.2% - (continued)
	VTB Capital S.A.
$1,430	6.88%, 05/29/2018 §	$1,552
	Wachovia Bank NA
1,750	5.00%, 08/15/2015	1,863
	Wachovia Capital Trust III
325	5.57%, 03/27/2014 ♠Δ	304
	Wachovia Corp.
2,850	5.50%, 08/01/2035	2,996
	Wellpoint, Inc.
1,365	3.13%, 05/15/2022	1,308
3,315	4.63%, 05/15/2042	3,145
1,000	5.85%, 01/15/2036	1,119
2,330	6.38%, 06/15/2037	2,781
	Wells Fargo & Co.
1,300	1.25%, 07/20/2016	1,312
3,710	3.00%, 01/22/2021	3,727
4,965	3.45%, 02/13/2023	4,750
4,080	4.13%, 08/15/2023	4,070
759	4.48%, 01/16/2024 ■	775
3,000	4.60%, 04/01/2021	3,302
4,985	5.38%, 11/02/2043	5,113
3,618	5.61%, 01/15/2044 ■	3,848
	XL Capital Ltd.
953	5.25%, 09/15/2014	979
	XLIT, Ltd.
6,325	2.30%, 12/15/2018	6,314
	Xstrata Finance Canada Ltd.
4,200	2.70%, 10/25/2017 ■	4,252
800	3.60%, 01/15/2017 ■	840
		844,314
	Food Manufacturing - 0.4%
	Archer-Daniels-Midland Co.
750	4.48%, 03/01/2021	808
	Cargill, Inc.
2,925	4.10%, 11/01/2042 ■	2,643
1,000	6.00%, 11/27/2017 ■	1,157
	ConAgra Foods, Inc.
875	1.90%, 01/25/2018	872
620	3.25%, 09/15/2022	599
3,000	7.13%, 10/01/2026	3,702
	Kellogg Co.
550	7.45%, 04/01/2031	719
	Kraft Foods Group, Inc.
1,573	1.63%, 06/04/2015	1,595
1,450	3.50%, 06/06/2022	1,451
770	5.00%, 06/04/2042	785
1,075	6.75%, 02/19/2014	1,078
	Pinnacle Foods Finance LLC
1,065	4.88%, 05/01/2021	1,006
		16,415
	Food Services - 0.0%
	McDonald's Corp.
400	6.30%, 10/15/2037	504

	Furniture and Related Product Manufacturing - 0.0%
	Newell Rubbermaid, Inc.
1,565	2.05%, 12/01/2017	1,572
	Tempur-Pedic International, Inc.
80	6.88%, 12/15/2020	87
		1,659
	Health Care and Social Assistance - 3.1%
	AbbVie, Inc.
1,840	1.20%, 11/06/2015	1,859
5,740	1.75%, 11/06/2017	5,767
4,325	2.00%, 11/06/2018	4,304
7,585	2.90%, 11/06/2022 ‡	7,263
	Alere, Inc.
1,200	6.50%, 06/15/2020	1,233
	Amgen, Inc.
1,500	2.13%, 05/15/2017	1,538
2,500	2.30%, 06/15/2016	2,581
700	4.10%, 06/15/2021	741
4,340	5.15%, 11/15/2041	4,460
1,475	6.90%, 06/01/2038	1,858
	Baxter International, Inc.
3,550	0.95%, 06/01/2016	3,561
1,845	2.40%, 08/15/2022	1,719
	Biomet, Inc.
1,005	6.50%, 08/01/2020 - 10/01/2020	1,050
	Catholic Health Initiatives
1,290	2.60%, 08/01/2018	1,309
435	2.95%, 11/01/2022	410
	Community Health Systems, Inc.
545	5.13%, 08/15/2018	576
1,265	6.88%, 02/01/2022 ■	1,297
1,440	7.13%, 07/15/2020	1,533
	Cubist Pharmaceuticals
235	1.13%, 09/01/2018 ۞■	277
327	1.88%, 09/01/2020 ۞■	387
	CVS Caremark Corp.
3,230	1.20%, 12/05/2016	3,245
1,730	2.75%, 12/01/2022	1,630
4,000	4.00%, 12/05/2023	4,094
1,170	5.75%, 05/15/2041	1,326
1,325	6.13%, 09/15/2039	1,559
34	6.94%, 01/10/2030	41
	CVS Pass-Through Trust
16	6.04%, 12/10/2028	18
	DaVita, Inc.
385	6.63%, 11/01/2020	413
	Exelixis, Inc.
345	4.25%, 08/15/2019 ۞	476
	Express Scripts Holding Co.
5,000	2.10%, 02/12/2015	5,074
500	2.75%, 11/21/2014	509
	Fresenius Medical Care U.S. Finance II, Inc.
115	5.63%, 07/31/2019 ■	122
96	5.88%, 01/31/2022 ■	102
30	6.50%, 09/15/2018 ■	34
	Gilead Sciences, Inc.
3,700	4.40%, 12/01/2021	4,016
	GlaxoSmithKline Capital, Inc.
1,090	2.80%, 03/18/2023	1,040

10

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Health Care and Social Assistance - 3.1% - (continued)
	HCA Holdings, Inc.
$1,310	6.25%, 02/15/2021	$1,395
	HCA, Inc.
1,490	5.88%, 03/15/2022 - 05/01/2023	1,524
645	6.38%, 01/15/2015	672
2,160	6.50%, 02/15/2016 - 02/15/2020	2,374
115	7.25%, 09/15/2020	125
315	7.50%, 11/15/2095	272
	Hologic, Inc.
65	6.25%, 08/01/2020	68
	Howard Hughes Medical Institute
1,095	3.50%, 09/01/2023	1,108
	IMS Health, Inc.
255	12.50%, 03/01/2018 ■	297
	Kaiser Foundation Hospitals
650	3.50%, 04/01/2022	642
	Medco Health Solutions, Inc.
525	2.75%, 09/15/2015	542
	Memorial Sloan-Kettering Cancer Center
695	5.00%, 07/01/2042	725
	Mylan, Inc.
730	1.80%, 06/24/2016 ■	743
5,073	2.55%, 03/28/2019	5,083
3,575	4.20%, 11/29/2023	3,599
12,540	6.00%, 11/15/2018 ■	13,339
	Perrigo Co Ltd
2,620	2.30%, 11/08/2018 ■	2,627
3,775	4.00%, 11/15/2023 ■	3,815
1,565	5.30%, 11/15/2043 ■	1,651
	Pfizer, Inc.
1,000	4.30%, 06/15/2043	976
1,000	6.20%, 03/15/2019	1,195
1,450	7.20%, 03/15/2039	2,009
	Pinnacle Merger Sub, Inc.
1,065	9.50%, 10/01/2023 ■	1,150
	Rite Aid Corp.
75	8.00%, 08/15/2020	84
	Salix Pharmaceuticals Ltd.
2,115	6.00%, 01/15/2021 ■	2,205
	Savient Pharmaceuticals, Inc.
565	4.75%, 02/01/2018 ۞Ψ	6
	Schering-Plough Corp.
1,000	6.50%, 12/01/2033	1,288
	Tenet Healthcare Corp.
345	4.75%, 06/01/2020	344
315	6.25%, 11/01/2018	348
1,190	8.13%, 04/01/2022	1,299
	VPII Escrow Corp.
865	6.75%, 08/15/2018 ■	948
	Wellcare Health Plans, Inc.
565	5.75%, 11/15/2020	585
	Zoetis, Inc.
6,100	3.25%, 02/01/2023	5,858
1,080	4.70%, 02/01/2043	1,064
		127,382
	Information - 3.7%
	Activision Blizzard
3,245	5.63%, 09/15/2021 ■	3,358
	Altice Financing S.A.
515	6.50%, 01/15/2022 ■	523
765	7.88%, 12/15/2019 ■	830
225	9.88%, 12/15/2020 ■	252
	America Movil S.A.B. de C.V.
620	2.38%, 09/08/2016	640
	AT&T, Inc.
3,000	2.38%, 11/27/2018	3,024
1,500	3.00%, 02/15/2022	1,424
6,070	4.30%, 12/15/2042 ‡	5,239
1,170	5.35%, 09/01/2040	1,171
1,250	5.50%, 02/01/2018 ‡	1,421
	British Telecommunications plc
2,590	1.63%, 06/28/2016	2,620
1,160	2.00%, 06/22/2015	1,180
	Cellco Partnership - Verizon Wireless Capital LLC
325	8.50%, 11/15/2018	416
	Cox Communications, Inc.
1,485	2.95%, 06/30/2023 ■	1,357
1,240	4.50%, 06/30/2043 ■	1,072
395	8.38%, 03/01/2039 ■	504
	CSC Holdings, Inc.
355	7.63%, 07/15/2018	405
	Deutsche Telekom International Finance B.V.
710	3.13%, 04/11/2016 ■	741
1,130	4.88%, 03/06/2042 ■	1,105
670	8.75%, 06/15/2030	951
	DISH DBS Corp.
2,315	5.00%, 03/15/2023	2,170
675	5.88%, 07/15/2022	676
1,760	6.75%, 06/01/2021	1,879
3,960	7.88%, 09/01/2019	4,519
	First Data Corp.
260	6.75%, 11/01/2020 ■	274
1,920	7.38%, 06/15/2019 ■	2,050
3,670	8.25%, 01/15/2021 ■	3,890
36	8.75%, 01/15/2022 ■Þ	38
620	14.50%, 09/24/2019 ■Þ	573
	Harron Communications L.P.
595	9.13%, 04/01/2020 ■	666
	Intelsat Jackson Holdings S.A.
410	6.63%, 12/15/2022	424
1,295	7.25%, 04/01/2019	1,392
635	7.50%, 04/01/2021	699
10	8.50%, 11/01/2019	11
	Intelsat Luxembourg S.A.
1,095	6.75%, 06/01/2018 ■	1,164
2,665	7.75%, 06/01/2021 ■	2,858
	InterActiveCorp
250	4.75%, 12/15/2022	236
	Lawson Software, Inc.
530	9.38%, 04/01/2019	596
	Level 3 Communications, Inc.
80	8.88%, 06/01/2019	88
	Level 3 Escrow, Inc.
466	8.13%, 07/01/2019	511

11

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Information - 3.7% - (continued)
	Level 3 Financing, Inc.
$905	6.13%, 01/15/2021 ■	$925
1,444	7.00%, 06/01/2020	1,534
415	8.63%, 07/15/2020	464
	Mediacom LLC
150	7.25%, 02/15/2022	160
420	9.13%, 08/15/2019	452
	MetroPCS Wireless, Inc.
1,450	6.63%, 11/15/2020	1,533
540	7.88%, 09/01/2018	577
	Nara Cable Funding Ltd.
1,285	8.88%, 12/01/2018 ■	1,394
	NII Capital Corp.
600	7.63%, 04/01/2021	253
85	8.88%, 12/15/2019	40
	NII International Telecom S.a.r.l.
865	7.88%, 08/15/2019 ■	649
	Nippon Telegraph & Telephone Corp.
1,505	1.40%, 07/18/2017	1,496
	Oracle Corp.
2,500	3.63%, 07/15/2023	2,534
1,300	5.75%, 04/15/2018	1,516
	Softbrands, Inc.
140	11.50%, 07/15/2018	162
	Sprint Corp.
300	7.13%, 06/15/2024 ■	301
1,935	7.25%, 09/15/2021 ■	2,085
1,805	7.88%, 09/15/2023 ■	1,927
	Sprint Nextel Corp.
2,110	7.00%, 03/01/2020 ■	2,379
900	9.00%, 11/15/2018 ■	1,087
	Syniverse Holdings, Inc.
2,025	9.13%, 01/15/2019	2,210
	Telefonica Emisiones SAU
400	5.13%, 04/27/2020	431
1,875	7.05%, 06/20/2036	2,136
	Telefonica Europe B.V.
440	8.25%, 09/15/2030	546
	T-Mobile USA, Inc.
210	5.25%, 09/01/2018 ■	222
180	6.13%, 01/15/2022	184
890	6.46%, 04/28/2019	937
260	6.50%, 01/15/2024	266
370	6.63%, 04/28/2021	389
1,030	6.73%, 04/28/2022	1,081
145	6.84%, 04/28/2023	151
	TW Telecom Holdings, Inc.
90	5.38%, 10/01/2022	89
	Unitymedia Hessen GmbH & Co.
1,800	5.50%, 01/15/2023 ■	1,800
	UPCB Finance VI Ltd.
470	6.88%, 01/15/2022 ■	503
	Verizon Communications, Inc.
2,500	0.70%, 11/02/2015	2,496
3,825	2.50%, 09/15/2016	3,957
7,200	3.65%, 09/14/2018	7,659
4,575	4.50%, 09/15/2020	4,928
400	4.60%, 04/01/2021	432
9,345	5.15%, 09/15/2023	10,160
1,125	6.10%, 04/15/2018	1,308
1,150	6.35%, 04/01/2019	1,362
2,970	6.40%, 02/15/2038	3,436
16,995	6.55%, 09/15/2043	20,400
2,300	6.90%, 04/15/2038	2,808
182	8.75%, 11/01/2018	235
	Verizon Global Funding Corp.
1,310	7.75%, 12/01/2030	1,709
	Vodafone Group plc
2,000	1.25%, 09/26/2017	1,973
2,100	1.50%, 02/19/2018	2,073
	Wind Acquisition Finance S.A.
225	6.50%, 04/30/2020 ■	245
3,235	7.25%, 02/15/2018 ■	3,389
	Windstream Corp.
615	6.38%, 08/01/2023	572
280	7.50%, 06/01/2022	285
480	7.75%, 10/15/2020	509
165	8.13%, 09/01/2018	176
	Zayo Group LLC
755	8.13%, 01/01/2020	834
60	10.13%, 07/01/2020	70
		156,376
	Leather and Allied Product Manufacturing - 0.0%
	Nike, Inc.
1,940	3.63%, 05/01/2043	1,710

	Machinery Manufacturing - 0.0%
	Case New Holland, Inc.
290	7.88%, 12/01/2017	340
	Perusahaan Listrik Negara
200	5.50%, 11/22/2021 ■	192
	Weekley Homes LLC
110	6.00%, 02/01/2023 ■	107
		639
	Mining - 0.4%
	AK Steel Corp.
835	7.63%, 05/15/2020	825
795	8.38%, 04/01/2022	788
	ALROSA Finance S.A.
415	7.75%, 11/03/2020 §	457
	American Rock Salt Co. LLC
111	8.25%, 05/01/2018 ■	115
	BHP Billiton Finance USA Ltd.
1,850	5.00%, 09/30/2043	1,910
	Codelco, Inc.
100	3.75%, 11/04/2020 ■	101
115	3.75%, 11/04/2020 §	117
235	3.88%, 11/03/2021 §	235

12

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Mining - 0.4% - (continued)
	Falconbridge Ltd.
$75	5.38%, 06/01/2015	$79
75	6.00%, 10/15/2015	81
	Freeport-McMoRan Copper & Gold, Inc.
4,175	3.10%, 03/15/2020	4,121
1,390	3.55%, 03/01/2022	1,330
1,340	3.88%, 03/15/2023	1,283
	Glencore Funding LLC
3,020	1.70%, 05/27/2016 ■	3,025
	Rio Tinto Finance USA Ltd.
920	2.25%, 09/20/2016	945
1,100	3.50%, 11/02/2020	1,128
225	4.13%, 05/20/2021	237
	Teck Resources Ltd.
1,015	3.00%, 03/01/2019	1,031
		17,808
	Miscellaneous Manufacturing - 0.4%
	BE Aerospace, Inc.
895	5.25%, 04/01/2022	902
305	6.88%, 10/01/2020	333
	Boeing Co.
1,000	6.13%, 02/15/2033	1,236
	DigitalGlobe, Inc.
690	5.25%, 02/01/2021 ■	678
	Hutchison Whampoa International Ltd.
2,800	2.00%, 11/08/2017 ■	2,800
965	3.50%, 01/13/2017 ■	1,012
900	5.75%, 09/11/2019 ■	1,026
	Owens-Brockway Glass Container, Inc.
155	7.38%, 05/15/2016	173
	Rockwell Collins, Inc.
2,750	3.70%, 12/15/2023	2,800
	S.C. Johnson & Son, Inc.
2,520	4.00%, 05/15/2043 ■	2,310
	TransDigm Group, Inc.
781	5.50%, 10/15/2020	773
1,150	7.75%, 12/15/2018	1,231
	United Technologies Corp.
1,925	4.50%, 06/01/2042	1,939
950	6.13%, 07/15/2038	1,185
		18,398
	Motor Vehicle and Parts Manufacturing - 0.2%
	American Axle & Manufacturing Holdings, Inc.
295	6.63%, 10/15/2022	313
	Daimler Finance NA LLC
5,130	1.25%, 01/11/2016 ■	5,163
1,900	1.65%, 04/10/2015 ■	1,923
	Ford Motor Co.
370	7.45%, 07/16/2031	465
	Tenneco, Inc.
240	7.75%, 08/15/2018	257
		8,121
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Ardagh Packaging Finance plc
72	7.00%, 11/15/2020 ■	74
350	7.38%, 10/15/2017 ■	374
240	9.13%, 10/15/2020 ■	262
	Cemex S.A.B. de C.V.
325	3.75%, 03/15/2018 ۞	458
	Silgan Holdings, Inc.
500	5.00%, 04/01/2020	494
	Turk Vise Ve Cam Fabrika
280	4.25%, 05/09/2020 ■	241
		1,903
	Other Services - 0.1%
	Abengoa Finance
850	7.75%, 02/01/2020 ■	893
	Service Corp. International
960	4.50%, 11/15/2020	931
1,185	5.38%, 01/15/2022 ■	1,198
120	6.75%, 04/01/2016	131
885	7.63%, 10/01/2018	1,020
	Sonic Automotive, Inc.
590	7.00%, 07/15/2022	640
		4,813
	Paper Manufacturing - 0.0%
	Clearwater Paper Corp.
140	4.50%, 02/01/2023	128
20	7.13%, 11/01/2018	21
		149
	Petroleum and Coal Products Manufacturing - 2.7%
	Anadarko Petroleum Corp.
170	5.75%, 06/15/2014	173
1,650	5.95%, 09/15/2016	1,840
1,500	6.38%, 09/15/2017	1,723
1,300	6.45%, 09/15/2036	1,520
125	7.95%, 06/15/2039	171
2,110	8.70%, 03/15/2019	2,692
	Antero Resources Corp.
340	5.38%, 11/01/2021 ■	343
	Antero Resources Finance Corp.
1,250	6.00%, 12/01/2020	1,317
124	7.25%, 08/01/2019	133
	BG Energy Capital plc
1,800	4.00%, 10/15/2021 ■	1,871
	Bonanza Creek Energy, Inc.
880	6.75%, 04/15/2021	920
	Chesapeake Energy Corp.
160	6.63%, 08/15/2020	178
255	6.88%, 11/15/2020	285
	CNOOC Finance 2012 Ltd.
2,466	3.88%, 05/02/2022 ■	2,399
	CNPC General Capital
2,270	1.95%, 04/16/2018 ■	2,217
	CNPC HK Overseas Capital Ltd.
1,900	2.75%, 04/19/2017 ■	1,939
315	4.50%, 04/28/2021 ■	325
	Cobalt International Energy, Inc.
795	2.63%, 12/01/2019 ۞	708
	ConocoPhillips
1,775	6.50%, 02/01/2039	2,294
250	7.00%, 03/30/2029	319
	Continental Resources, Inc.
320	5.00%, 09/15/2022	330

13

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Petroleum and Coal Products Manufacturing - 2.7% - (continued)
	Devon Energy Corp.
$260	7.95%, 04/15/2032	$349
	Devon Financing Corp.
350	7.88%, 09/30/2031	465
	Diamondback Energy, Inc.
1,040	7.63%, 10/01/2021 ■	1,095
	Ecopetrol S.A.
625	5.88%, 09/18/2023	650
470	7.38%, 09/18/2043	508
	EDC Finance Ltd.
480	4.88%, 04/17/2020 ■	455
	Empresa Nacional del Petroleo
100	4.75%, 12/06/2021 §	99
	EnCana Corp.
1,100	3.90%, 11/15/2021	1,119
725	5.15%, 11/15/2041	705
3,000	6.50%, 08/15/2034	3,384
	Endeavour International Corp.
1,420	12.00%, 03/01/2018	1,466
	EPE Holding/EP Energy Bond
321	8.88%, 12/15/2017 ■Þ	332
	Everest Acquisition LLC
380	6.88%, 05/01/2019	409
1,520	9.38%, 05/01/2020	1,748
	Ferrellgas Partners L.P.
520	6.50%, 05/01/2021	536
305	6.75%, 01/15/2022 ■	314
	Gaz Capital S.A.
282	8.63%, 04/28/2034 §	330
	Gazprom Neft OAO via GPN Capital S.A.
3,525	4.38%, 09/19/2022 ■	3,181
1,110	4.38%, 09/19/2022 §	1,002
	Gazprom OAO via Gaz Capital S.A.
665	6.00%, 01/23/2021 §	689
	Harvest Operations Corp.
520	6.88%, 10/01/2017	567
	Hess Corp.
1,150	5.60%, 02/15/2041	1,233
500	6.00%, 01/15/2040	555
1,325	7.30%, 08/15/2031	1,677
	Kazmunaigaz Finance Sub B.V.
320	11.75%, 01/23/2015 §	350
	Lukoil International Finance B.V.
3,435	3.42%, 04/24/2018 ■	3,409
915	4.56%, 04/24/2023 ■	844
	Marathon Oil Corp.
3,310	2.80%, 11/01/2022	3,119
	MEG Energy Corp.
980	6.38%, 01/30/2023 ■	977
	Newfield Exploration Co.
501	5.63%, 07/01/2024	501
	Nexen, Inc.
400	6.40%, 05/15/2037	466
1,450	7.50%, 07/30/2039	1,894
	Pacific Rubiales Energy Corp.
310	5.13%, 03/28/2023 ■	281
	Pemex Project Funding Master Trust
540	6.63%, 06/15/2038	553
	Pertamina PT
980	6.00%, 05/03/2042 §	786
	Petrobras International Finance Co.
344	5.88%, 03/01/2018	365
	Petrohawk Energy Corp.
1,315	6.25%, 06/01/2019	1,433
2,525	7.25%, 08/15/2018	2,703
	Petroleos de Venezuela S.A.
1,603	8.50%, 11/02/2017 §	1,244
3,200	9.75%, 05/17/2035 §	1,968
	Petroleos Mexicanos
2,000	5.50%, 06/27/2044	1,789
365	6.50%, 06/02/2041	373
	Phillips 66
1,400	2.95%, 05/01/2017	1,464
	Pioneer Natural Resources Co.
95	5.88%, 07/15/2016	105
260	6.65%, 03/15/2017	299
145	6.88%, 05/01/2018	171
	Plains Exploration & Production Co.
4,100	6.63%, 05/01/2021	4,479
	Range Resources Corp.
430	5.75%, 06/01/2021	456
15	6.75%, 08/01/2020	16
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,034	5.83%, 09/30/2016 ■	1,099
	Reliance Holdings USA
255	5.40%, 02/14/2022 ■	263
250	5.40%, 02/14/2022 §	258
	Rosetta Resources, Inc.
1,320	5.63%, 05/01/2021	1,317
595	5.88%, 06/01/2022	590
245	9.50%, 04/15/2018	260
	Rosneft Oil Co.
300	4.20%, 03/06/2022 ■	271
	San Diego Gas & Electric Co.
4,770	3.60%, 09/01/2023	4,880
	Seadrill Ltd.
940	5.63%, 09/15/2017 ■	968
	Sempra Energy
3,135	4.05%, 12/01/2023	3,182
	Shell International Finance B.V.
5,700	3.40%, 08/12/2023	5,688
2,400	6.38%, 12/15/2038	3,038
	Sibur Securities Ltd.
260	3.91%, 01/31/2018 ■	250
	Statoil ASA
4,125	2.90%, 11/08/2020	4,164
	Tosco Corp.
500	8.13%, 02/15/2030	712
	Total Capital International S.A.
3,065	2.88%, 02/17/2022	2,998
	Transocean, Inc.
925	3.80%, 10/15/2022	874
1,100	6.38%, 12/15/2021	1,226

14

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Petroleum and Coal Products Manufacturing - 2.7% - (continued)
	Tullow Oil plc
$770	6.00%, 11/01/2020 ■	$787
	Valero Energy Corp.
310	6.13%, 02/01/2020	361
	Williams Partners L.P.
2,295	3.35%, 08/15/2022	2,174
750	6.30%, 04/15/2040	829
		112,799
	Pipeline Transportation - 0.9%
	DCP Midstream LLC
600	4.75%, 09/30/2021 ■	613
	El Paso Corp.
370	6.50%, 09/15/2020	397
850	7.00%, 06/15/2017	961
50	7.75%, 01/15/2032	52
	El Paso Natural Gas Co.
50	7.25%, 06/01/2018	57
	Energy Transfer Equity L.P.
3,655	3.60%, 02/01/2023	3,457
2,900	4.15%, 10/01/2020	2,980
660	5.20%, 02/01/2022	707
835	6.13%, 02/15/2017	936
125	6.63%, 10/15/2036	139
1,425	7.50%, 10/15/2020 - 07/01/2038	1,685
746	8.50%, 04/15/2014	757
	Enterprise Products Operating LLC
4,450	3.35%, 03/15/2023	4,325
1,326	5.60%, 10/15/2014	1,375
1,300	5.95%, 02/01/2041	1,473
	Kinder Morgan Energy Partners L.P.
9,250	4.15%, 02/01/2024	9,097
4,500	5.00%, 08/15/2042	4,212
350	7.30%, 08/15/2033	420
	Kinder Morgan Finance Co.
110	5.70%, 01/05/2016	117
275	6.00%, 01/15/2018 ■	300
	MarkWest Energy Partners L.P.
175	5.50%, 02/15/2023	176
88	6.25%, 06/15/2022	94
	Plains All American Pipeline L.P.
980	2.85%, 01/31/2023	915
1,375	3.85%, 10/15/2023	1,370
		36,615
	Plastics and Rubber Products Manufacturing - 0.1%
	Associated Materials LLC
310	9.13%, 11/01/2017	327
	Continental Rubber of America Corp.
470	4.50%, 09/15/2019 ■	495
	Nortek, Inc.
1,155	8.50%, 04/15/2021	1,276
		2,098
	Primary Metal Manufacturing - 0.2%
	ArcelorMittal
2,475	5.00%, 02/25/2017	2,599
125	9.50%, 02/15/2015	134
	Novelis, Inc.
125	8.38%, 12/15/2017	133
	Precision Castparts Corp.
3,100	1.25%, 01/15/2018	3,060
	Rio Tinto Alcan, Inc.
2,300	1.63%, 08/21/2017	2,308
	United States Steel Corp.
571	7.38%, 04/01/2020	617
		8,851
	Printing and Related Support Activities - 0.0%
	Deluxe Corp.
640	6.00%, 11/15/2020	661
	Quebecor Media, Inc.
335	5.75%, 01/15/2023	326
239	7.75%, 03/15/2016	241
	Valassis Communications, Inc.
525	6.63%, 02/01/2021	533
		1,761
	Professional, Scientific and Technical Services - 0.1%
	Lamar Media Corp.
625	5.00%, 05/01/2023	606
95	5.88%, 02/01/2022	99
	Lender Processing Services, Inc.
330	5.75%, 04/15/2023	347
	SunGard Data Systems, Inc.
365	6.63%, 11/01/2019	382
990	7.38%, 11/15/2018	1,049
45	7.63%, 11/15/2020	50
		2,533
	Rail Transportation - 0.6%
	Burlington Northern Santa Fe Corp.
2,131	3.00%, 03/15/2023	2,031
2,980	3.05%, 09/01/2022	2,872
3,825	3.85%, 09/01/2023	3,908
	Canadian Pacific Railway Co.
1,000	4.45%, 03/15/2023	1,057
2,540	4.50%, 01/15/2022	2,703
2,430	5.95%, 05/15/2037	2,780
1,596	6.50%, 05/15/2018	1,880
	CSX Corp.
1,000	4.75%, 05/30/2042	998
	RZD Capital Ltd.
1,630	5.70%, 04/05/2022 §	1,632
	Union Pacific Corp.
2,735	3.75%, 03/15/2024	2,772
765	4.85%, 06/15/2044	790
		23,423
	Real Estate, Rental and Leasing - 1.5%
	Air Lease Corp.
7,770	4.50%, 01/15/2016	8,178
9,225	5.63%, 04/01/2017 Δ	10,113
	American Tower Corp.
3,145	5.00%, 02/15/2024	3,311
	Boston Properties L.P.
2,580	3.13%, 09/01/2023	2,404
435	3.70%, 11/15/2018	463
	CBRE Services, Inc.
905	5.00%, 03/15/2023	865

15

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Real Estate, Rental and Leasing - 1.5% - (continued)
	Duke Realty L.P.
$2,200	3.63%, 04/15/2023	$2,069
7,311	3.88%, 02/15/2021 - 10/15/2022	7,228
1,235	4.38%, 06/15/2022	1,244
895	6.75%, 03/15/2020	1,042
260	7.38%, 02/15/2015	277
	ERAC USA Finance Co.
925	2.80%, 11/01/2018 ■	945
1,370	3.30%, 10/15/2022 ■	1,315
1,000	5.63%, 03/15/2042 ■	1,074
	Hertz Corp.
275	6.75%, 04/15/2019	293
	Hertz Global Holdings, Inc.
195	5.88%, 10/15/2020	202
130	6.25%, 10/15/2022	134
	International Lease Finance Corp.
1,425	3.88%, 04/15/2018	1,429
785	5.75%, 05/15/2016	841
870	5.88%, 04/01/2019 - 08/15/2022	909
2,260	6.25%, 05/15/2019	2,452
165	6.75%, 09/01/2016 ■	183
1,605	7.13%, 09/01/2018 ■	1,858
380	8.75%, 03/15/2017	443
	Penske Automotive Group, Inc.
2,700	3.13%, 05/11/2015 ■	2,779
	ProLogis L.P.
1,500	3.35%, 02/01/2021	1,482
460	4.00%, 01/15/2018	490
6,500	4.25%, 08/15/2023	6,542
250	6.13%, 12/01/2016	281
354	6.63%, 05/15/2018	416
	Realogy Corp.
673	7.63%, 01/15/2020 ■	752
	Regency Centers L.P.
830	5.25%, 08/01/2015	879
15	5.88%, 06/15/2017	17
		62,910
	Retail Trade - 1.1%
	99 Cents Only Stores
1,437	11.00%, 12/15/2019	1,624
	Amazon.com, Inc.
2,555	2.50%, 11/29/2022	2,373
	American Builders & Contractors Supply Co., Inc.
190	5.63%, 04/15/2021 ■	192
	AmeriGas Finance LLC
240	6.75%, 05/20/2020	262
155	7.00%, 05/20/2022	169
	ARAMARK Corp.
2,275	5.75%, 03/15/2020 ■	2,360
	AutoZone, Inc.
1,823	3.70%, 04/15/2022	1,813
700	7.13%, 08/01/2018	842
	Building Materials Corp.
200	6.75%, 05/01/2021 ■	215
	Eaton Corp.
2,800	2.75%, 11/02/2022	2,660
	GRD Holding III Corp.
1,005	10.75%, 06/01/2019 ■	1,111
	Home Depot, Inc.
735	2.70%, 04/01/2023	694
1,265	4.88%, 02/15/2044	1,324
2,050	5.88%, 12/16/2036	2,452
	Kroger (The) Co.
2,815	2.30%, 01/15/2019	2,822
360	3.85%, 08/01/2023	360
1,580	5.15%, 08/01/2043	1,610
	Lowe's Cos., Inc.
1,510	5.00%, 09/15/2043	1,588
	Macy's Retail Holdings, Inc.
20	6.70%, 09/15/2028	23
20	7.00%, 02/15/2028	24
	Michaels Stores, Inc.
1,240	7.75%, 11/01/2018	1,324
	Party City Holdings, Inc.
1,015	8.88%, 08/01/2020	1,129
	Party City Nextco Holdings
1,150	8.75%, 08/15/2019 ■	1,184
	QVC, Inc.
30	5.13%, 07/02/2022	30
	Sally Holdings LLC
135	5.75%, 06/01/2022	137
225	6.88%, 11/15/2019	248
	Sotheby's
595	5.25%, 10/01/2022 ■	559
	Target Corp.
3,940	3.88%, 07/15/2020	4,225
	Wal-Mart Stores, Inc.
3,000	4.00%, 04/11/2043	2,793
1,000	5.00%, 10/25/2040	1,081
600	5.25%, 09/01/2035	669
703	5.63%, 04/15/2041	821
2,000	6.20%, 04/15/2038	2,486
2,800	6.50%, 08/15/2037	3,596
		44,800
	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Procter & Gamble Co.
1,200	5.55%, 03/05/2037	1,423

	Transportation Equipment Manufacturing - 0.1%
	Huntington Ingalls Industries, Inc.
1,315	6.88%, 03/15/2018	1,415
106	7.13%, 03/15/2021	117
	Kansas City Southern de Mexico S.A. de C.V.
1,905	2.35%, 05/15/2020	1,820
		3,352
	Truck Transportation - 0.2%
	Penske Truck Leasing Co.
1,510	2.50%, 07/11/2014 - 03/15/2016 ■	1,545
2,270	3.75%, 05/11/2017 ■	2,398
5,670	4.88%, 07/11/2022 ■	5,953
		9,896

16

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
	Utilities - 2.7%
	AES (The) Corp.
$90	7.75%, 10/15/2015	$98
1,010	8.00%, 10/15/2017	1,177
	AES Panama S.A.
15	6.35%, 12/21/2016 §	16
	Ameren Corp.
928	8.88%, 05/15/2014	949
	American Electric Power Co., Inc.
565	1.65%, 12/15/2017	559
	Calpine Corp.
176	7.50%, 02/15/2021 ■	192
	Carolina Power & Light Co.
2,060	4.10%, 05/15/2042	1,975
	CenterPoint Energy Resources Corp.
290	4.50%, 01/15/2021	316
	Centrais Eletricas Brasileiras S.A.
1,675	5.75%, 10/27/2021 §	1,583
	Comision Federal de Electricidad
370	4.88%, 01/15/2024 ■	365
1,160	5.75%, 02/14/2042 §	1,076
	Commonwealth Edison Co.
720	3.40%, 09/01/2021	738
	Connecticut (The) Light & Power Co.
2,575	2.50%, 01/15/2023	2,419
	Consolidated Edison Co. of NY
1,400	4.20%, 03/15/2042	1,350
	Dolphin Subsidiary II, Inc.
460	7.25%, 10/15/2021	458
	Dominion Resources, Inc.
5,000	1.05%, 11/01/2016 ■	4,994
1,075	1.40%, 09/15/2017	1,066
3,000	1.95%, 08/15/2016	3,066
900	5.15%, 07/15/2015	957
3,390	7.00%, 06/15/2038	4,325
	Duke Energy Corp.
1,350	3.55%, 09/15/2021	1,385
3,000	3.95%, 10/15/2023	3,056
	Duke Energy Indiana, Inc.
1,870	4.90%, 07/15/2043	2,012
	Duke Energy Ohio, Inc.
995	3.80%, 09/01/2023	1,030
	Duke Energy Progress, Inc.
6,475	2.80%, 05/15/2022	6,331
	E CL S.A.
100	5.63%, 01/15/2021 §	105
	Edison International
1,210	3.75%, 09/15/2017	1,291
	EDP Finance B.V.
760	5.25%, 01/14/2021 ■	774
	Electricitie De France
4,365	2.15%, 01/22/2019 ■	4,342
3,095	4.88%, 01/22/2044 ■	3,010
5,450	5.63%, 01/22/2024 ■♠	5,314
	Eskom Holdings Ltd.
235	6.75%, 08/06/2023 ■	237
	Exelon Generation Co. LLC
2,725	4.25%, 06/15/2022	2,684
	Florida Power & Light Co.
1,300	4.13%, 02/01/2042	1,248
	Georgia Power Co.
4,550	0.75%, 08/10/2015	4,560
320	4.75%, 09/01/2040	323
	IPALCO Enterprises, Inc.
30	7.25%, 04/01/2016 ■	33
	MidAmerican Energy Holdings Co.
500	5.95%, 05/15/2037	579
	National Power Corp.
15	9.63%, 05/15/2028	21
	Nevada Power Co.
450	7.13%, 03/15/2019	554
	NiSource Finance Corp.
1,450	3.85%, 02/15/2023	1,438
1,450	5.25%, 02/15/2043	1,466
	Northeast Utilities
2,775	2.80%, 05/01/2023	2,598
	Oncor Electric Delivery Co. LLC
2,000	4.10%, 06/01/2022	2,073
1,000	5.00%, 09/30/2017	1,114
615	5.25%, 09/30/2040	668
	Pacific Gas & Electric Co.
625	2.45%, 08/15/2022	586
2,400	6.05%, 03/01/2034	2,827
725	8.25%, 10/15/2018	916
	PacifiCorp
840	4.10%, 02/01/2042	806
1,000	5.50%, 01/15/2019	1,159
250	6.25%, 10/15/2037	312
	Potomac Electric Power
2,700	4.15%, 03/15/2043	2,605
	PPL Capital Funding, Inc.
2,485	3.40%, 06/01/2023	2,367
	PPL Electric Utilities Corp.
950	4.75%, 07/15/2043	1,009
	Progress Energy, Inc.
345	3.15%, 04/01/2022	337
500	5.63%, 01/15/2016	545
3,051	7.05%, 03/15/2019	3,691
540	7.75%, 03/01/2031	722
	PSEG Power LLC
975	8.63%, 04/15/2031	1,376
	Public Service Co. of Colorado
1,930	3.60%, 09/15/2042	1,699
	Scana Corp.
500	4.75%, 05/15/2021	525
	Southern California Edison Co.
925	4.50%, 09/01/2040	934
500	6.00%, 01/15/2034	610
1,010	6.05%, 03/15/2039	1,249
	Southern Power Co.
1,615	5.25%, 07/15/2043	1,696
	Tampa Electric Co.
2,095	2.60%, 09/15/2022	1,983
	Texas Competitive Electric Co.
1,075	11.50%, 10/01/2020 ■	793

17

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 44.1% - (continued)
		Utilities - 2.7% - (continued)
		Virginia Electric & Power Co.
	$2,450	1.20%, 01/15/2018	$2,403
	325	3.45%, 09/01/2022	334
		Xcel Energy, Inc.
	6,650	0.75%, 05/09/2016	6,623
			114,032
		Water Transportation - 0.0%
		Royal Caribbean Cruises Ltd.
	120	5.25%, 11/15/2022	121

		Wholesale Trade - 0.3%
		Ainsworth Lumber Ltd.
	319	7.50%, 12/15/2017 ■	341
		Blueline Rental Finance
	290	7.00%, 02/01/2019 ■	300
		Controladora Mabe S.A. de C.V.
	705	7.88%, 10/28/2019 §	783
		HD Supply, Inc.
	220	8.13%, 04/15/2019	245
		Heineken N.V.
	1,770	1.40%, 10/01/2017 ■	1,762
	320	2.75%, 04/01/2023 ■	298
	3,585	3.40%, 04/01/2022 ■	3,568
		International Paper Co.
	500	7.30%, 11/15/2039	646
		Interpublic (The) Group of Co., Inc.
	120	6.25%, 11/15/2014	124
		J.M. Huber Corp.
	337	9.88%, 11/01/2019 ■	388
		SABMiller Holdings, Inc.
	1,500	2.45%, 01/15/2017 ■	1,551
	1,475	3.75%, 01/15/2022 ■	1,510
	800	4.95%, 01/15/2042 ■	827
			12,343
		Total corporate bonds
		(cost $1,829,639)	$1,843,380

FOREIGN GOVERNMENT OBLIGATIONS - 5.1%
		Argentina - 0.1%
		Argentina (Republic of)
	$4,070	2.50%, 12/31/2038	$1,445
	280	7.00%, 10/03/2015	245
EUR	303	7.82%, 12/31/2033	242
	3,413	8.28%, 12/31/2033	2,111
			$4,043
		Bolivia - 0.0%
		Bolivia (Government of)
	550	5.95%, 08/22/2023 ■	553
	615	5.95%, 08/22/2023 §	618
			1,171
		Brazil - 0.4%
		Brazil (Republic of)
	2,107	4.25%, 01/07/2025	1,967
	3,817	7.13%, 01/20/2037	4,275
	3,033	8.00%, 01/15/2018	3,382
	3,524	8.25%, 01/20/2034	4,405
BRL	9,692	10.00%, 01/01/2021 - 01/01/2023	3,379
			17,408
		Chile - 0.0%
		Chile (Republic of)
	190	3.63%, 10/30/2042	151

		Colombia - 0.5%
		Colombia (Republic of)
	1,810	2.63%, 03/15/2023	1,575
	1,615	4.00%, 02/26/2024	1,538
	2,640	4.38%, 07/12/2021	2,680
	2,565	5.63%, 02/26/2044	2,494
	1,635	6.13%, 01/18/2041	1,705
	6,210	7.38%, 03/18/2019 - 09/18/2037	7,433
COP	1,295,400	7.50%, 08/26/2026	635
COP	1,450,000	7.75%, 04/14/2021	777
	695	8.13%, 05/21/2024	879
COP	10,000	9.85%, 06/28/2027	6
	85	10.38%, 01/28/2033	123
	1,536	11.75%, 02/25/2020	2,189
COP	108,000	12.00%, 10/22/2015	60
			22,094
		Croatia - 0.1%
		Croatia (Republic of)
	460	6.25%, 04/27/2017 ■	488
	1,720	6.25%, 04/27/2017 §	1,823
	520	6.63%, 07/14/2020 §	548
	530	6.75%, 11/05/2019 §	565
			3,424
		Dominican Republic - 0.0%
		Dominican Republic International Bond
	595	6.60%, 01/28/2024 ■	593

		Hungary - 0.2%
		Hungary (Republic of)
EUR	165	3.88%, 02/24/2020 §	222
	1,658	4.13%, 02/19/2018	1,656
EUR	1,155	4.38%, 07/04/2017 §	1,618
	588	5.38%, 02/21/2023	575
	674	5.75%, 11/22/2023	665
EUR	550	5.75%, 06/11/2018 §	797
EUR	366	6.00%, 01/11/2019 §	538
	143	6.25%, 01/29/2020	153
	750	7.63%, 03/29/2041	795
			7,019
		Iceland - 0.1%
		Iceland (Republic of)
	1,755	4.88%, 06/16/2016 §	1,834
	226	5.88%, 05/11/2022 ■	237
			2,071

18

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 5.1% - (continued)
		Indonesia - 0.4%
		Indonesia (Republic of)
	$900	3.38%, 04/15/2023 §	$769
	1,250	3.75%, 04/25/2022 §	1,128
	4,545	4.88%, 05/05/2021 §	4,483
	1,075	5.38%, 10/17/2023 ■	1,070
	260	5.88%, 01/15/2024 ■	265
	2,120	5.88%, 03/13/2020 §	2,236
	1,501	6.63%, 02/17/2037 §	1,490
	1,030	6.75%, 01/15/2044 ■	1,038
	960	7.50%, 01/15/2016 §	1,058
	1,785	7.75%, 01/17/2038 §	1,986
	485	8.50%, 10/12/2035 §	578
			16,101
		Ivory Coast - 0.0%
		Ivory Coast (Republic of)
	1,730	7.10%, 12/31/2032 §	1,496
	100	7.21%, 12/31/2032 ■	87
			1,583
		Latvia - 0.1%
		Latvia (Republic of)
EUR	100	2.63%, 01/21/2021 ■	134
	1,095	2.75%, 01/12/2020 ■	1,043
	1,890	2.75%, 01/12/2020 §	1,799
	385	5.25%, 02/22/2017 ■	419
	1,250	5.25%, 02/22/2017 - 06/16/2021 §	1,355
			4,750
		Lithuania - 0.1%
		Lithuania (Republic of)
	1,645	6.13%, 03/09/2021 §	1,855
	1,190	7.38%, 02/11/2020 §	1,420
			3,275
		Mexico - 0.6%
		Mexican Bonos
MXN	26,330	10.00%, 12/05/2024 ☼	2,470
		United Mexican States
	2,318	4.00%, 10/02/2023	2,283
	5,032	4.75%, 03/08/2044	4,428
	9,151	5.55%, 01/21/2045	9,037
	1,306	5.63%, 01/15/2017	1,450
	3,966	5.75%, 10/12/2110	3,609
	1,562	6.05%, 01/11/2040	1,656
	439	6.63%, 03/03/2015	466
	1,194	6.75%, 09/27/2034	1,385
			26,784
		Nigeria - 0.0%
		Nigeria (Federal Republic of)
	465	6.38%, 07/12/2023 ■	474

		Panama - 0.0%
		Panama (Republic of)
	122	7.25%, 03/15/2015	130
	345	8.88%, 09/30/2027	460
	307	9.38%, 04/01/2029	424
			1,014
		Peru - 0.1%
		Peru (Republic of)
PEN	3,325	5.20%, 09/12/2023	1,094
	848	6.55%, 03/14/2037	965
PEN	75	7.84%, 08/12/2020	30
	1,455	8.38%, 05/03/2016	1,673
	25	9.88%, 02/06/2015	27
			3,789
		Philippines - 0.3%
		Philippines (Republic of)
	5,595	4.20%, 01/21/2024	5,651
	3,040	8.38%, 06/17/2019	3,838
	345	9.38%, 01/18/2017	420
	252	9.50%, 02/02/2030	378
	350	9.88%, 01/15/2019	462
	1,080	10.63%, 03/16/2025	1,656
			12,405
		Poland - 0.0%
		Poland (Republic of)
	530	5.00%, 03/23/2022	567

		Romania - 0.2%
		Romania (Republic of)
	942	4.38%, 08/22/2023 §	894
EUR	355	4.63%, 09/18/2020 §	498
	392	4.88%, 01/22/2024 ■	382
EUR	510	4.88%, 11/07/2019 §	736
	384	6.13%, 01/22/2044 ■	376
	3,152	6.75%, 02/07/2022 §	3,558
			6,444
		Russia - 0.5%
		Russia (Federation of)
	200	3.63%, 04/29/2015 ■	206
	400	3.63%, 04/29/2015 §	413
	1,800	4.50%, 04/04/2022 §	1,798
	2,000	4.88%, 09/16/2023 ■	2,005
	1,600	5.88%, 09/16/2043 ■	1,582
	1,200	5.88%, 09/16/2043 §	1,187
RUB	27,105	6.80%, 12/11/2019	732
RUB	9,875	7.05%, 01/19/2028 Δ	251
	8,431	7.50%, 03/31/2030 §	9,708
RUB	44,845	7.60%, 04/14/2021 - 07/20/2022 Δ	1,236
RUB	11,340	8.15%, 02/03/2027 Δ	320
		Vnesheconombank
	1,190	5.94%, 11/21/2023 ■	1,174
			20,612
		Serbia - 0.0%
		Serbia (Republic of)
	925	5.88%, 12/03/2018 ■	937

		Slovenia - 0.1%
		Slovenia (Republic of)
	600	4.75%, 05/10/2018 §	614
	710	5.50%, 10/26/2022 §	710
	1,045	5.85%, 05/10/2023 ■	1,064
			2,388

19

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 5.1% - (continued)
		South Africa - 0.0%
		South Africa (Republic of)
	$278	4.67%, 01/17/2024	$263
	880	5.88%, 09/16/2025	900
ZAR	6,970	7.00%, 02/28/2031	503
ZAR	4,045	8.75%, 02/28/2048	339
			2,005
		Sri Lanka - 0.1%
		Sri Lanka (Republic of)
	2,235	6.00%, 01/14/2019 ■	2,269

		Turkey - 0.7%
		Turkey (Republic of)
	545	5.13%, 03/25/2022	521
	1,395	5.63%, 03/30/2021	1,393
	3,210	5.75%, 03/22/2024	3,138
	670	6.00%, 01/14/2041	598
	2,983	6.75%, 04/03/2018	3,229
	2,094	6.88%, 03/17/2036	2,108
	3,595	7.00%, 09/26/2016	3,914
	3,260	7.25%, 03/15/2015	3,440
	2,915	7.38%, 02/05/2025	3,159
	4,125	7.50%, 07/14/2017	4,579
	1,530	8.00%, 02/14/2034	1,737
			27,816
		Ukraine - 0.2%
		Ukraine (Government of)
	350	6.25%, 06/17/2016 ■	315
	1,300	6.25%, 06/17/2016 §	1,170
	2,320	6.58%, 11/21/2016 §	2,093
	260	6.75%, 11/14/2017 §	225
	105	6.88%, 09/23/2015 §	97
	255	7.80%, 11/28/2022 ■	215
	1,235	7.80%, 11/28/2022 §	1,044
	600	7.95%, 02/23/2021 §	516
	220	9.25%, 07/24/2017 ■	205
	665	9.25%, 07/24/2017 §	622
			6,502
		Uruguay - 0.0%
		Uruguay (Republic of)
	656	4.50%, 08/14/2024	647
	110	7.88%, 01/15/2033 Þ	136
			783
		Venezuela - 0.3%
		Venezuela (Republic of)
	780	5.75%, 02/26/2016 §	628
	2,170	6.00%, 12/09/2020 §	1,264
	1,275	7.00%, 12/01/2018 §	867
	5,430	7.75%, 10/13/2019 §	3,611
	1,500	8.25%, 10/13/2024 §	900
	3,575	9.00%, 05/07/2023 §	2,288
	2,225	9.38%, 01/13/2034	1,402
	2,005	11.95%, 08/05/2031 §	1,483
			12,443
		Total foreign government obligations
		(cost $219,166)	$210,915

MUNICIPAL BONDS - 0.5%
		General Obligations - 0.2%
		California State GO,
	$725	7.30%, 10/01/2039	$969
	230	7.60%, 11/01/2040	324
	550	7.63%, 03/01/2040	766
		California State GO, Taxable,
	2,570	7.55%, 04/01/2039	3,566
		Illinois State GO,
	155	5.10%, 06/01/2033	149
	585	5.67%, 03/01/2018	644
			6,418
		Miscellaneous - 0.0%
		California State Public Works Board Lease Rev,
	50	8.36%, 10/01/2034	64

		Refunded - 0.0%
		New York & New Jersey PA,
	350	5.86%, 12/01/2024	416

		Tax Allocation - 0.1%
		LA County CA Met Transportation Auth Sales Tax,
	3,000	5.74%, 06/01/2039	3,344

		Transportation - 0.2%
		Grand Parkway Transportation Corp TX, Toll Rev,
	1,195	5.18%, 10/01/2042	1,267
		New Jersey State Turnpike Auth, Taxable,
	50	7.41%, 01/01/2040	70
		New York & New Jersey PA,
	1,850	4.46%, 10/01/2062	1,685
	15	4.93%, 10/01/2051	15
	900	4.96%, 08/01/2046	925
	4,165	5.31%, 08/01/2046	4,262
		North Texas Tollway Auth Rev,
	455	6.72%, 01/01/2049	578
			8,802
		Total municipal bonds
		(cost $18,491)	$19,044

SENIOR FLOATING RATE INTERESTS♦ - 0.2%
		Arts, Entertainment and Recreation - 0.0%
		Tribune Co.
	$1,275	4.00%, 12/27/2020	$1,272

		Computer and Electronic Product Manufacturing - 0.0%
		Freescale Semiconductor, Inc.
	843	5.00%, 01/15/2021	853

		Finance and Insurance - 0.0%
		Asurion LLC
	861	3.50%, 07/08/2020	851
	322	4.50%, 05/24/2019	321
			1,172

20

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 0.2% - (continued)
	Mining - 0.0%
	Arch Coal, Inc.
$404	6.25%, 05/16/2018	$400

	Other Services - 0.1%
	Gardner Denver
1,137	4.25%, 07/30/2020	1,135
	Rexnord LLC
1,466	4.00%, 08/21/2020	1,473
		2,608
	Petroleum and Coal Products Manufacturing - 0.0%
	Crosby Worldwide, Ltd.
965	4.00%, 11/23/2020	969

	Retail Trade - 0.0%
	Neiman Marcus Group, Inc.
858	5.00%, 10/25/2020	867

	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Spotless Group
584	5.00%, 10/02/2018	591

	Utilities - 0.1%
	Calpine Corp.
225	4.00%, 10/31/2020	227
	Texas Competitive Electric Holdings Co. LLC
1,949	4.73%, 10/10/2017	1,356
		1,583
	Total senior floating rate interests
	(cost $10,343)	$10,315

U.S. GOVERNMENT SECURITIES - 0.1%
U.S. Treasury Securities - 0.1%
	U.S. Treasury Notes - 0.1%
$5,150	3.25%, 12/31/2016 ╦	$5,532

	Total U.S. government securities
	(cost $5,531)	$5,532

	Total long-term investments
	(cost $3,758,648)	$4,060,516

SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreements - 2.2%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $12,058, collateralized by
U.S. Treasury Bill 0.07% - 0.14%, 2014,
U.S. Treasury Bond 2.75% - 11.25%,
2015 - 2043, U.S. Treasury Note 0.25%
	- 4.25%, 2014 - 2023, value of $12,300)
$12,058	0.02%, 1/31/2014	$12,058
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $3,979,
collateralized by FHLMC 3.50% -
4.00%, 2042 - 2043, FNMA 2.81% -
	4.50%, 2041 - 2042, value of $4,059)
3,979	0.02%, 1/31/2014	3,979
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $10,363, collateralized by
FHLB 0.88%, 2017, FHLMC 0.05% -
5.50%, 2014 - 2043, FNMA 2.00% -
3.50%, 2025 - 2028, GNMA 3.50%,
2042 - 2043, U.S. Treasury Note 2.38%,
	2014, value of $10,570)
10,363	0.03%, 1/31/2014	10,363
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $10,977, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $11,197)
10,977	0.02%, 1/31/2014	10,977
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $24,106,
collateralized by U.S. Treasury Bill
0.06% - 0.10%, 2014, U.S. Treasury
Bond 3.00% - 8.75%, 2017 - 2042, U.S.
Treasury Note 0.25% - 3.75%, 2015 -
	2023, value of $24,588)
24,106	0.02%, 1/31/2014	24,106
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $3,203,
collateralized by FHLMC 3.00% -
5.50%, 2019 - 2043, FNMA 3.00% -
6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $3,267)
3,203	0.03%, 1/31/2014	3,203
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $2,679, collateralized by U.S. Treasury Note 2.63%, 2014, value of $2,733)
2,679	0.02%, 1/31/2014	2,679
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $22,885, collateralized by
FFCB 0.14%, 2015, FHLB 0.55%, 2017,
FHLMC 3.00% - 4.38%, 2015 - 2043,
FNMA 2.50% - 4.50%, 2025 - 2043,
	value of $23,342)
22,885	0.03%, 1/31/2014	22,885

21

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 2.2% - (continued)
Repurchase Agreements - 2.2% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $209, collateralized by U.S. Treasury Note 2.38%, 2015, value of $214)
$209	0.01%, 1/31/2014		$209
			90,459
	Total short-term investments
	(cost $90,459)		$90,459

	Total investments
	(cost $3,849,107) ▲	99.4%	$4,150,975
	Other assets and liabilities	0.6%	25,945
	Total net assets	100.0%	$4,176,920

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $3,852,265 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$343,362
Unrealized Depreciation	(44,652)
Net Unrealized Appreciation	$298,710

Ψ	The company is in bankruptcy. The investment held by the Fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $375,345, which represents 9.0% of total net assets.

22

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $91,767, which represents 2.2% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $10,667 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts. In addition, cash of $315 was received from broker(s) as collateral in connection with over-the-counter swap contracts. Securities valued at $3,200, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with over-the-counter swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund and are not included in the Statement of Assets and Liabilities.

Þ	This security may pay interest in additional principal instead of cash.

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
5-Year U.S. Treasury Note Future	916	03/31/2014	$110,379	$110,493	$114	$–	$136	$–
U.S. Treasury Long Bond Future	217	03/20/2014	28,702	28,990	288	–	68	–
U.S. Treasury Ultra Long Term Bond Future	394	03/20/2014	56,020	56,662	642	–	123	–
Total			$195,101	$196,145	$1,044	$–	$327	$–
Short position contracts:
10-Year U.S. Treasury Note Future	1,549	03/20/2014	$194,110	$194,787	$–	$(677)	$66	$(624)

Total futures contracts			$991	$1,358	$1,044	$(677)	$393	$(624)

* The number of contracts does not omit 000's.

Cash of $1,572 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2014.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Sell	03/06/2014	MSC	$2,395	$2,316	$79	$–
BRL	Sell	03/06/2014	MSC	1,243	1,248	–	(5)
CAD	Buy	02/03/2014	BCLY	114	114	–	–
CHF	Buy	02/04/2014	GSC	220	219	–	(1)
COP	Sell	03/19/2014	BOA	554	534	20	–
COP	Sell	03/19/2014	MSC	553	534	19	–
COP	Sell	03/19/2014	SCB	553	534	19	–
EUR	Buy	02/04/2014	BNP	155	154	–	(1)
EUR	Sell	03/19/2014	CSFB	515	504	11	–
EUR	Sell	03/19/2014	HSBC	261	256	5	–
EUR	Sell	03/19/2014	JPM	134	133	1	–
EUR	Sell	03/19/2014	MSC	4,046	3,960	86	–
GBP	Buy	02/04/2014	JPM	287	286	–	(1)

23

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
MXN	Buy	02/05/2014	BMO	$2,508	$2,508	$–	$–
MXN	Buy	03/19/2014	CSFB	666	662	–	(4)
MXN	Buy	03/19/2014	HSBC	1,146	1,109	–	(37)
MXN	Buy	03/19/2014	UBS	753	748	–	(5)
MXN	Sell	03/19/2014	BMO	2,499	2,499	–	–
MYR	Buy	03/19/2014	GSC	509	490	–	(19)
MYR	Buy	03/19/2014	JPM	109	107	–	(2)
MYR	Sell	03/19/2014	BCLY	599	597	2	–
PEN	Sell	03/19/2014	BNP	409	407	2	–
PEN	Sell	03/19/2014	BOA	409	407	2	–
PEN	Sell	03/19/2014	UBS	409	407	2	–
PHP	Buy	03/19/2014	CBK	510	496	–	(14)
PHP	Buy	03/19/2014	JPM	105	103	–	(2)
RUB	Buy	03/19/2014	JPM	89	84	–	(5)
RUB	Sell	03/19/2014	DEUT	2,926	2,744	182	–
ZAR	Sell	03/19/2014	BOA	1,013	949	64	–
						$494	$(96)

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014

		Notional	(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices:
Sell protection:
CDX.NA.HY.19	BCLY	$35,500	5.00%	12/20/17	$521	$–	$2,876	$2,355	$–

Credit default swaps on single-name issues:
Buy protection:
Cox Communications, Inc.	MSC	$455	(1.00)% / 0.70%	03/20/19	$–	$(6)	$(7)	$–	$(1)
Venezuela (Republic of)	BOA	745	(5.00)% / 14.89%	03/20/19	138	–	236	98	–
Venezuela (Republic of)	DEUT	1,315	(5.00)% / 14.89%	03/20/19	249	–	418	169	–
Viacom, Inc.	BOA	9,750	(1.00)% / 0.48%	12/20/18	–	(208)	(241)	–	(33)
Total					$387	$(214)	$406	$267	$(34)
					$908	$(214)	$3,282	$2,622	$(34)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

24

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	EURO
GBP	British Pound
MXN	Mexican New Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippine Peso
RUB	New Ruble
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Credit Exposure

as of January 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.3%
Aa / AA	1.8
A	11.6
Baa / BBB	29.1
Ba / BB	3.2
B	2.4
Caa / CCC or Lower	2.8
Not Rated	0.3
Non-Debt Securities and Other Short-Term Instruments	47.9
Other Assets and Liabilities	0.6
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

25

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$60,882	$–	$46,742	$14,140
Common Stocks ‡	1,906,273	1,744,349	161,924	–
Corporate Bonds	1,843,380	–	1,841,581	1,799
Foreign Government Obligations	210,915	–	210,915	–
Municipal Bonds	19,044	–	19,044	–
Preferred Stocks	4,175	3,262	913	–
Senior Floating Rate Interests	10,315	–	10,315	–
U.S. Government Securities	5,532	–	5,532	–
Short-Term Investments	90,459	–	90,459	–
Total	$4,150,975	$1,747,611	$2,387,425	$15,939
Credit Default Swaps *	2,622	–	2,622	–
Foreign Currency Contracts *	494	–	494	–
Futures *	1,044	1,044	–	–
Total	$4,160	$1,044	$3,116	$–
Liabilities:
Credit Default Swaps *	34	–	34	–
Foreign Currency Contracts *	96	–	96	–
Futures *	677	677	–	–
Total	$807	$677	$130	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$12,771	$113	$281	†	$185	$826	$(540)	$504	$—	$14,140
Corporate Bonds	1,746	—	53	‡	—	—	—	—	—	1,799
Total	$14,517	$113	$334		$185	$826	$(540)	$504	$—	$15,939

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $287.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $53.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

26

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2%
	Automobiles and Components - 4.9%
194	Dana Holding Corp.	$3,674
194	Fiat S.p.A.	1,928
17,287	Ford Motor Co.	258,608
87	General Motors Co. ●	3,121
6,581	Goodyear (The) Tire & Rubber Co.	155,713
69	Harley-Davidson, Inc.	4,248
2,091	TRW Automotive Holdings Corp. ●	155,033
		582,325
	Banks - 5.4%
9,480	Banco Bilbao Vizcaya Argentaria S.A.	113,081
8,205	Grupo Financiero Banorte S.A.B. de C.V.	51,790
4,092	ICICI Bank Ltd.	64,247
25,513	Mitsubishi UFJ Financial Group, Inc.	153,376
348	PNC Financial Services Group, Inc.	27,836
72	Societe Generale Class A	4,040
10,063	Standard Chartered plc	204,523
511	Wells Fargo & Co.	23,151
		642,044
	Capital Goods - 7.7%
25	3M Co.	3,200
71	AGCO Corp.	3,778
65	AMETEK, Inc.	3,217
46	Arcam AB ●	1,968
187	Armstrong World Industries, Inc. ●	10,384
59	Assa Abloy Ab	2,941
78	Belden, Inc.	5,030
965	Cummins, Inc.	122,574
324	DigitalGlobe, Inc. ●	12,352
82	Eaton Corp. plc	5,970
12	Esterline Technologies Corp. ●	1,279
55	Flowserve Corp.	3,969
376	HD Supply Holdings, Inc. ●	8,064
2,845	KBR, Inc.	89,055
52	Lockheed Martin Corp.	7,890
28	Moog, Inc. Class A ●	1,678
68	Northrop Grumman Corp.	7,814
2,695	Owens Corning, Inc. ●	102,802
30	Parker-Hannifin Corp.	3,397
58	Polypore International, Inc. ●	1,907
934	Raytheon Co.	88,767
2,520	Rexel S.A.	64,734
5,713	Rolls-Royce Holdings plc	111,266
2,237	Safran S.A.	158,953
1	Stanley Black & Decker, Inc.	39
20	Teledyne Technologies, Inc. ●	1,792
88	Textron, Inc.	3,111
396	TransDigm Group, Inc.	66,212
58	United Technologies Corp.	6,631
12	W.W. Grainger, Inc.	2,886
44	Wabtec Corp.	3,237
95	WESCO International, Inc. ●	7,920
175	Westport Innovations, Inc. ●	2,974
		917,791
	Commercial and Professional Services - 0.5%
1,202	ADT (The) Corp.	36,094
105	Clean Harbors, Inc. ●	5,900
41	Equifax, Inc. ●	2,860
171	Herman Miller, Inc.	4,804
74	IHS, Inc. ●	8,345
137	Knoll, Inc.	2,266
94	Nielsen Holdings N.V.	3,959
		64,228
	Consumer Durables and Apparel - 1.7%
242	D.R. Horton, Inc.	5,672
112	Electrolux AB Series B	2,385
184	Fifth & Pacific Cos., Inc. ●	5,275
41	Fossil Group, Inc. ●	4,614
206	Lennar Corp.	8,277
135	Lululemon Athletica, Inc. ●	6,186
228	Mattel, Inc.	8,638
83	One Kings Lane, Inc. ⌂●†	1,156
6,337	Pulte Group, Inc.	128,762
102	PVH Corp.	12,334
1,522	Samsonite International S.A.	4,173
118	Vera Bradley, Inc. ●	2,831
41	Whirlpool Corp.	5,510
		195,813
	Consumer Services - 3.3%
118	American Public Education, Inc. ●	5,012
346	Bloomin' Brands, Inc. ●	7,943
3,194	Compass Group plc	47,733
6,831	Diamond Resorts LLC ●	119,539
54	Dunkin' Brands Group, Inc.	2,500
78	Grand Canyon Education, Inc. ●	3,428
57	ITT Educational Services, Inc. ●	1,688
139	McDonald's Corp.	13,125
285	MGM China Holdings Ltd.	1,118
48	Outerwall, Inc. ●	3,065
28	Panera Bread Co. Class A ●	4,785
60	Tim Hortons, Inc.	3,090
2,526	Wyndham Worldwide Corp.	179,197
		392,223
	Diversified Financials - 4.7%
933	Ameriprise Financial, Inc.	98,518
96	Banca Generali S.p.A.	2,940
50	BlackRock, Inc.	15,050
2,979	Citigroup, Inc.	141,278
381	Henderson Group plc	1,373
100	Invesco Ltd.	3,317
65	Japan Exchange Group, Inc.	1,580
4,172	JP Morgan Chase & Co.	230,940
197	Julius Baer Group Ltd.	9,552
54	LPL Financial Holdings, Inc.	2,880
49	Northern Trust Corp.	2,933
2,170	ORIX Corp.	32,907
149	Platform Speciality Products Corp. ●	2,070
42	Silver Eagle Acquisition Corp. ●†	427
104	Waddell & Reed Financial, Inc. Class A	6,718
99	Wisdomtree Investment, Inc. ●	1,403
		553,886
	Energy - 4.9%
128	Anadarko Petroleum Corp.	10,358
103	Atwood Oceanics, Inc. ●	4,874
46	Baker Hughes, Inc.	2,591
1,095	BG Group plc	18,402
3,118	BP plc ADR	146,212

1

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Energy - 4.9% - (continued)
2,008	Cameco Corp.	$42,617
47	Cameron International Corp. ●	2,841
159	Canadian Natural Resources Ltd. ADR	5,216
48	Chevron Corp.	5,353
135,668	China Petroleum & Chemical Corp. Class H	107,163
568	Cobalt International Energy, Inc. ●	9,292
56	Continental Resources, Inc. ●	6,215
100	Exxon Mobil Corp.	9,252
1,323	Halliburton Co.	64,851
81	Inpex Corp.	960
10,434	JX Holdings, Inc.	50,299
946	Karoon Gas Australia Ltd. ●	2,656
253	McDermott International, Inc. ●	2,108
75	National Oilwell Varco, Inc.	5,662
71	Newfield Exploration Co. ●	1,759
32	Occidental Petroleum Corp.	2,799
109	Pioneer Natural Resources Co.	18,376
114	QEP Resources, Inc.	3,525
28	Range Resources Corp.	2,413
120	Southwestern Energy Co. ●	4,881
143	Suncor Energy, Inc.	4,694
143	Superior Energy Services, Inc.	3,372
543	Trican Well Service Ltd.	6,217
49	Whiting Petroleum Corp. ●	2,857
1,486	YPF Sociedad Anonima ADR	32,973
		580,788
	Food and Staples Retailing - 2.4%
4,203	CVS Caremark Corp.	284,594
53	Wal-Mart Stores, Inc.	3,963
		288,557
	Food, Beverage and Tobacco - 3.1%
1,589	Anheuser-Busch InBev N.V.	152,276
72	Anheuser-Busch InBev N.V. ADR	6,948
31	Bunge Ltd. Finance Corp.	2,354
233	Diageo Capital plc	6,921
52	Green Mountain Coffee Roasters, Inc.	4,248
135	Imperial Tobacco Group plc	4,925
86	Kraft Foods Group, Inc.	4,484
62,881	LT Group, Inc.	25,454
200	Maple Leaf Foods, Inc.	2,827
37	Molson Coors Brewing Co.	1,929
4,371	Mondelez International, Inc.	143,134
44	Monster Beverage Corp. ●	2,984
38	Philip Morris International, Inc.	2,950
517	Treasury Wine Estates Ltd.	1,653
102	Unilever N.V. NY Shares ADR	3,801
		366,888
	Health Care Equipment and Services - 4.8%
4,576	Aetna, Inc.	312,676
3,000	Boston Scientific Corp. ●	40,590
187	Cardinal Health, Inc.	12,694
766	CareView Communications, Inc. ●†	352
162	Catamaran Corp. ●	7,891
43	CIGNA Corp.	3,706
1,467	Covidien plc	100,095
18	Express Scripts Holding Co. ●	1,352
1,418	HCA Holdings, Inc. ●	71,288
131	Medtronic, Inc.	7,396
48	St. Jude Medical, Inc.	2,908
54	Universal Health Services, Inc. Class B	4,396
49	Wellpoint, Inc.	4,231
		569,575
	Household and Personal Products - 0.8%
14	Estee Lauder Co., Inc.	957
3,078	Svenska Cellulosa AB Class B	87,534
		88,491
	Insurance - 4.2%
48	ACE Ltd.	4,523
1,971	Aflac, Inc.	123,720
6,171	American International Group, Inc.	295,983
246	Assicurazioni Generali S.p.A.	5,316
219	Assured Guaranty Ltd.	4,635
52	AXA S.A.	1,377
1,469	China Pacific Insurance Co., Ltd.	5,333
70	Delta Lloyd N.V.	1,810
78	Lincoln National Corp.	3,759
156	Marsh & McLennan Cos., Inc.	7,125
166	MetLife, Inc.	8,119
67	Reinsurance Group of America, Inc.	5,038
159	T&D Holdings, Inc.	1,931
95	Zurich Financial Services AG	27,503
		496,172
	Materials - 3.8%
26	Air Liquide	3,303
451	Allied Nevada Gold Corp. ●	2,214
678	AuRico Gold, Inc.	3,110
51	Ball Corp.	2,594
5,295	Barrick Gold Corp.	102,084
110	Cabot Corp.	5,377
40	Celanese Corp.	2,031
529	Continental Gold Ltd. ●	1,658
87	Dow Chemical Co.	3,955
512	Ecolab, Inc.	51,515
37	Givaudan	54,832
60	International Paper Co.	2,880
9,854	Ivanhoe Mines Ltd. PIPE ●†	14,333
2,953	JSR Corp.	52,583
109	Louisiana-Pacific Corp. ●	1,918
50	Methanex Corp. ADR	3,004
14,494	Mitsui Chemicals, Inc.	34,598
159	Norbord, Inc.	4,465
5	OCI Co., Ltd. ●	953
60	Packaging Corp. of America	3,846
78	Praxair, Inc.	9,778
58	Reliance Steel & Aluminum	4,090
11	Rock Tenn Co. Class A	1,068
20,970	Turquoise Hill Resources Ltd. ●	73,605
50	Vulcan Materials Co.	3,082
31	Wacker Chemie AG	3,629
		446,505
	Media - 3.2%
72	CBS Corp. Class B	4,256
333	DHX Media Ltd.	1,419
28	DirecTV ●	1,916
68	DISH Network Corp. ●	3,851

2

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Media - 3.2% - (continued)
25	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	$—
10,549	Interpublic Group of Cos., Inc.	172,158
22	McGraw Hill Financial, Inc.	1,696
137	Omnicom Group, Inc.	9,966
79	Pandora Media, Inc. ●	2,861
58	Quebecor, Inc.	1,233
345	Time Warner Cable, Inc.	46,019
2,061	Time Warner, Inc.	129,510
155	WPP plc	3,250
		378,135
	Pharmaceuticals, Biotechnology and Life Sciences - 10.0%
42	Actavis plc ●	7,881
30	Alkermes plc ●	1,475
103	Almirall S.A.	1,641
39	Alnylam Pharmaceuticals, Inc. ●	3,254
40	Amgen, Inc.	4,734
42	Anacor Pharmaceuticals, Inc. ●	791
3,650	Arena Pharmaceuticals, Inc. ●	23,142
600	Astellas Pharma, Inc.	37,073
190	AstraZeneca plc	12,037
1,846	AstraZeneca plc ADR	117,211
6	Biogen Idec, Inc. ●	2,010
4,086	Bristol-Myers Squibb Co.	204,156
31	Celgene Corp. ●	4,688
53	Eli Lilly & Co.	2,860
10,162	Excel Medical Fund L.P. ⌂●†Ђ	8,082
49	Foundation Medicine, Inc. ●	1,454
5,942	Gilead Sciences, Inc. ●	479,198
9	Illumina, Inc. ●	1,309
14	Incyte Corp. ●	885
84	Innate Pharma S.A. ●	801
27	Isis Pharmaceuticals, Inc. ●	1,360
155	Johnson & Johnson	13,681
28	Medivation, Inc. ●	2,247
898	Merck & Co., Inc.	47,567
67	NPS Pharmaceuticals, Inc. ●	2,413
42	Ono Pharmaceutical Co., Ltd.	3,660
100	Portola Pharmaceuticals, Inc. ●	2,671
12	Puma Biotechnology, Inc. ●	1,412
26	Regeneron Pharmaceuticals, Inc. ●	7,638
64	Roche Holding AG	17,677
38	Salix Pharmaceuticals Ltd. ●	3,670
59	Seattle Genetics, Inc. ●	2,655
31	Tesaro, Inc. ●	979
3,250	Teva Pharmaceutical Industries Ltd. ADR	145,048
1,051	TherapeuticsMD, Inc. ●	6,915
58	Vertex Pharmaceuticals, Inc. ●	4,575
94	Zoetis, Inc.	2,857
		1,181,707
	Real Estate - 0.5%
34	AvalonBay Communities, Inc. REIT	4,169
27	Boston Properties, Inc. REIT	2,917
41	Plum Creek Timber Co., Inc. REIT	1,779
75	Realogy Holdings Corp. ●	3,401
1,442	Weyerhaeuser Co. REIT	43,091
31	Zillow, Inc. ●	2,526
		57,883
	Retailing - 6.9%
5	Abercrombie & Fitch Co. Class A	179
8	Advance Automotive Parts, Inc.	913
160	Aeropostale, Inc. ●	1,128
20	Amazon.com, Inc. ●	7,339
379	AutoZone, Inc. ●	187,695
6,842	Best Buy Co., Inc.	161,069
68	Conns, Inc. ●	4,104
133	Dick's Sporting Goods, Inc.	6,978
91	Dollar Tree, Inc. ●	4,616
156	Express, Inc. ●	2,709
178	Francescas Holding Corp. ●	3,381
159	GameStop Corp. Class A	5,563
874	Groupon, Inc. ●	9,146
73	Home Depot, Inc.	5,591
40,379	Intime Retail Group Co., Ltd.	40,546
43	L Brands, Inc.	2,230
3,269	Liberty Media - Interactive A ●	87,318
332	Lowe's Cos., Inc.	15,358
16	Netflix, Inc. ●	6,602
494	Office Depot, Inc. ●	2,415
61	Priceline.com, Inc. ●	69,705
145	Rakuten, Inc.	2,379
5	Restoration Hardware Holdings, Inc. ●	269
2,200	TJX Cos., Inc.	126,192
771	Tory Burch LLC ⌂●†	58,083
23	Tractor Supply Co.	1,510
78	TripAdvisor, Inc. ●	6,056
150	Tuesday Morning Corp. ●	1,969
		821,043
	Semiconductors and Semiconductor Equipment - 4.3%
119	Analog Devices, Inc.	5,754
7,470	GCL-Poly Energy Holdings Ltd. ●	2,530
497	GT Advanced Technologies, Inc. ●	5,104
87	Hynix Semiconductor, Inc. ●	3,017
151	Intel Corp.	3,703
152	Maxim Integrated Products, Inc.	4,601
11,478	Micron Technology, Inc. ●	264,446
4,211	NXP Semiconductors N.V. ●	203,623
3	Samsung Electronics Co., Ltd.	3,487
165	Skyworks Solutions, Inc. ●	5,004
314	Sumco Corp.	2,400
696	SunEdison, Inc. ●	9,683
		513,352
	Software and Services - 9.2%
367	21Vianet Group, Inc. ADR ●	8,290
27	Accenture plc	2,152
6,516	Activision Blizzard, Inc.	111,614
1,356	Akamai Technologies, Inc. ●	64,678
3,980	Amadeus IT Holding S.A. Class A	157,432
170	Angie's List, Inc. ●	3,043
243	Autodesk, Inc. ●	12,448
63	Automatic Data Processing, Inc.	4,807
118	Booz Allen Hamilton Holding Corp.	2,160
436	Cadence Design Systems, Inc. ●	6,153
42	Capital Gemini S.A.	2,856
47	Check Point Software Technologies Ltd. ADR ●	3,081
39	Cognizant Technology Solutions Corp. ●	3,809

3

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Software and Services - 9.2% - (continued)
90	Concur Technologies, Inc. ●	$10,891
18	Dropbox, Inc. ⌂●†	316
68	Facebook, Inc. ●	4,265
5,249	Genpact Ltd. ●	89,077
47	Global Payments, Inc.	3,090
238	Google, Inc. ●	280,904
42	Heartland Payment Systems, Inc.	1,811
44	IAC/InterActiveCorp.	3,062
40	LinkedIn Corp. Class A ●	8,699
4,082	Microsoft Corp.	154,485
3,571	Monitise plc ●	3,900
306	Oracle Corp.	11,306
57	Salesforce.com, Inc. ●	3,449
124	Symantec Corp.	2,651
17	Tableau Software, Inc. ●	1,352
39	Total System Services, Inc.	1,164
28	Twitter, Inc. ●	1,776
197	UbiSoft Entertainment S.A. ●	2,746
170	Web.com Group, Inc. ●	5,750
3,172	Yahoo!, Inc. ●	114,248
16	Yelp, Inc. ●	1,209
		1,088,674
	Technology Hardware and Equipment - 2.0%
24	3D Systems Corp. ●	1,863
11	Apple, Inc.	5,657
155	CDW Corp. of Delaware	3,664
869	Cisco Systems, Inc.	19,050
676	EMC Corp.	16,390
168	Hewlett-Packard Co.	4,863
130	JDS Uniphase Corp. ●	1,730
25	Loral Space & Communications, Inc. ●	1,870
57	Palo Alto Networks, Inc. ●	3,409
1,346	ParkerVision, Inc. ●	6,177
1,810	Qualcomm, Inc.	134,340
20	Stratasys Ltd. ●	2,470
662	TE Connectivity Ltd.	37,387
173	Xerox Corp.	1,880
		240,750
	Telecommunication Services - 0.8%
2,571	Intelsat S.A. ●	51,363
61	KDDI Corp.	3,343
7,705	Portugal Telecom SGPS S.A.	33,866
25	T-Mobile US, Inc.	773
109	Verizon Communications, Inc.	5,217
411	Vodafone Group plc	1,524
		96,086
	Transportation - 6.4%
262	Air Canada-Class B ●	1,835
30	FedEx Corp.	4,013
7,102	Hertz Global Holdings, Inc. ●	184,791
17,255	JetBlue Airways Corp. ●	151,154
730	Kansas City Southern	77,063
189	Knight Transportation, Inc.	4,030
30	Norfolk Southern Corp.	2,773
6,947	United Continental Holdings, Inc. ●	318,444
173	United Parcel Service, Inc. Class B	16,507
		760,610
	Utilities - 0.7%
48,669	China Longyuan Power Group Corp.	58,612
92	Edison International	4,411
115	NRG Energy, Inc.	3,211
2,042	Power Grid Corp. of India Ltd.	3,122
573	Snam S.p.A.	3,140
130	UGI Corp.	5,661
178	Xcel Energy, Inc.	5,147
		83,304
	Total common stocks
	(cost $9,295,439)	$11,406,830

PREFERRED STOCKS - 1.9%
	Automobiles and Components - 0.9%
433	Volkswagen AG N.V.	$109,322

	Media - 1.0%
2,454	ProSieben Sat.1 Media AG	109,923

	Total preferred stocks
	(cost $204,137)	$219,245

WARRANTS - 0.0%
	Diversified Financials - 0.0%
64	Platform Speciality Products Corp. ⌂	$52

	Total warrants
	(cost $1)	$52

EXCHANGE TRADED FUNDS - 0.0%
	Other Investment Pools and Funds - 0.0%
9	S&P 500 Depositary Receipt	$1,550

	Total exchange traded funds
	(cost $1,587)	$1,550

CORPORATE BONDS - 0.1%
	Petroleum and Coal Products Manufacturing - 0.1%
	Cobalt International Energy, Inc.
$11,615	2.63%, 12/01/2019 ۞	$10,337

	Total corporate bonds
	(cost $10,341)	$10,337

	Total long-term investments
	(cost $9,511,505)	$11,638,014

SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $32,186, collateralized by
U.S. Treasury Bill 0.07% - 0.14%, 2014,
U.S. Treasury Bond 2.75% - 11.25%,
2015 - 2043, U.S. Treasury Note 0.25% -
	4.25%, 2014 - 2023, value of $32,829)
$32,186	0.02%, 1/31/2014	$32,186

4

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.0% - (continued)
Repurchase Agreements - 2.0% - (continued)
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $10,621,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041
	- 2042, value of $10,834)
$10,621	0.02%, 1/31/2014		$10,621
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $27,660, collateralized by
FHLB 0.88%, 2017, FHLMC 0.05% -
5.50%, 2014 - 2043, FNMA 2.00% -
3.50%, 2025 - 2028, GNMA 3.50%, 2042
- 2043, U.S. Treasury Note 2.38%, 2014,
	value of $28,213)
27,660	0.03%, 1/31/2014		27,660
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $29,299, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $29,886)
29,299	0.02%, 1/31/2014		29,299
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $64,341,
collateralized by U.S. Treasury Bill
0.06% - 0.10%, 2014, U.S. Treasury Bond
3.00% - 8.75%, 2017 - 2042, U.S.
Treasury Note 0.25% - 3.75%, 2015 -
	2023, value of $65,628)
64,341	0.02%, 1/31/2014		64,341
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $8,549,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021
- 2043, GNMA 3.00% - 6.00%, 2037 -
	2053, value of $8,720)
8,549	0.03%, 1/31/2014		8,549
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $7,151, collateralized by U.S. Treasury Note 2.63%, 2014, value of $7,295)
7,151	0.02%, 1/31/2014		7,151
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $61,082, collateralized by
FFCB 0.14%, 2015, FHLB 0.55%, 2017,
FHLMC 3.00% - 4.38%, 2015 - 2043,
FNMA 2.50% - 4.50%, 2025 - 2043,
	value of $62,304)
61,082	0.03%, 1/31/2014		61,082
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $559, collateralized by U.S. Treasury Note 2.38%, 2015, value of $572)
559	0.01%, 1/31/2014		559
			241,448
	Total short-term investments
	(cost $241,448)		$241,448

	Total investments
	(cost $9,752,953) ▲	100.2%	$11,879,462
	Other assets and liabilities	(0.2)%	(22,241)
	Total net assets	100.0%	$11,857,221

5

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $9,699,387 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,443,942
Unrealized Depreciation	(263,867)
Net Unrealized Appreciation	$2,180,075

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $82,749, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Ђ	As of January 31, 2014, the Fund has future commitments to purchase an additional $1,909.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value and percentage of net assets of these securities rounds to zero.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
01/2014	18	Dropbox, Inc.	$351
05/2011 - 12/2013	10,162	Excel Medical Fund L.P.	10,162
10/2005	25	Harvey Weinstein Co. Holdings Class A-1 - Reg D	23,636
01/2014	83	One Kings Lane, Inc.	1,285
05/2013	64	Platform Specialty Products Corp. Warrants	1
11/2013	771	Tory Burch LLC	60,400

At January 31, 2014, the aggregate value of these securities was $67,689, which represents 0.6% of total net assets.

6

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/04/2014	BOA	$120	$120	$–	$–
CAD	Buy	02/03/2014	BCLY	305	306	1	–
EUR	Sell	02/03/2014	GSC	250	247	3	–
EUR	Sell	02/05/2014	SSG	246	246	–	–
GBP	Buy	02/04/2014	BCLY	133	133	–	–
GBP	Buy	02/04/2014	JPM	877	875	–	(2)
GBP	Buy	02/05/2014	SSG	331	331	–	–
GBP	Sell	02/03/2014	GSC	27	27	–	–
GBP	Sell	02/05/2014	SSG	30,495	30,488	7	–
HKD	Sell	02/05/2014	BOA	192	192	–	–
JPY	Buy	02/03/2014	MSC	200	201	1	–
JPY	Sell	12/03/2014	BCLY	229,496	229,443	53	–
JPY	Sell	02/04/2014	BOA	8,015	8,032	–	(17)
JPY	Sell	02/05/2014	BOA	2,377	2,389	–	(12)
JPY	Sell	12/03/2014	BOA	110,179	110,054	125	–
JPY	Sell	12/03/2014	CBK	110,137	110,054	83	–
JPY	Sell	12/03/2014	DEUT	22,326	22,761	–	(435)
JPY	Sell	02/03/2014	MSC	6,269	6,319	–	(50)
SEK	Sell	02/03/2014	JPM	36	35	1	–
						$274	$(516)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

7

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Sector

as of January 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	21.9%
Consumer Staples	6.3
Energy	4.9
Financials	14.8
Health Care	14.8
Industrials	14.6
Information Technology	15.5
Materials	3.8
Services	0.8
Utilities	0.7
Total	98.1%
Fixed Income Securities
Energy	0.1%
Total	0.1%
Short-Term Investments	2.0
Other Assets and Liabilities	(0.2)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

8

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$582,325	$580,397	$1,928	$–
Banks	642,044	102,777	539,267	–
Capital Goods	917,791	642,663	275,128	–
Commercial and Professional Services	64,228	64,228	–	–
Consumer Durables and Apparel	195,813	188,099	6,558	1,156
Consumer Services	392,223	343,372	48,851	–
Diversified Financials	553,886	505,534	48,352	–
Energy	580,788	401,308	179,480	–
Food and Staples Retailing	288,557	288,557	–	–
Food, Beverage and Tobacco	366,888	175,659	191,229	–
Health Care Equipment and Services	569,575	569,575	–	–
Household and Personal Products	88,491	957	87,534	–
Insurance	496,172	452,902	43,270	–
Materials	446,505	282,274	149,898	14,333
Media	378,135	374,885	3,250	–
Pharmaceuticals, Biotechnology and Life Sciences	1,181,707	1,100,736	72,889	8,082
Real Estate	57,883	57,883	–	–
Retailing	821,043	720,035	42,925	58,083
Semiconductors and Semiconductor Equipment	513,352	501,918	11,434	–
Software and Services	1,088,674	921,424	166,934	316
Technology Hardware and Equipment	240,750	240,750	–	–
Telecommunication Services	96,086	57,353	38,733	–
Transportation	760,610	760,610	–	–
Utilities	83,304	18,430	64,874	–
Total	11,406,830	9,352,326	1,972,534	81,970
Corporate Bonds	10,337	–	10,337	–
Exchange Traded Funds	1,550	1,550	–	–
Preferred Stocks	219,245	–	219,245	–
Warrants	52	–	52	–
Short-Term Investments	241,448	–	241,448	–
Total	$11,879,462	$9,353,876	$2,443,616	$81,970
Foreign Currency Contracts*	274	–	274	–
Total	$274	$–	$274	$–
Liabilities:
Foreign Currency Contracts*	516	–	516	–
Total	$516	$–	$516	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

9

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2014
Assets:
Common Stocks	$160,513	$2,503	$(12,121	)†	$—	$62,286	$(3,046)	$—	$(128,165)	$81,970
Warrants	6	—	—		—	—	—	—	(6)	—
Total	$160,519	$2,503	$(12,121)		$—	$62,286	$(3,046)	$—	$(128,171)	$81,970

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(10,037).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

10

The Hartford Capital Appreciation II Fund (Effective February 28, 2014, name changed to Hartford Global Capital Appreciation Fund)
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Automobiles and Components - 1.2%
105	Dana Holding Corp.	$1,990
95	Fiat S.p.A.	948
320	Ford Motor Co.	4,781
50	General Motors Co. ●	1,807
39	Harley-Davidson, Inc.	2,406
		11,932
	Banks - 4.2%
197	Banco Bilbao Vizcaya Argentaria S.A.	2,353
392	Grupo Financiero Banorte S.A.B. de C.V.	2,476
751	Mitsubishi UFJ Financial Group, Inc.	4,514
177	PNC Financial Services Group, Inc.	14,174
41	Societe Generale Class A	2,319
241	Standard Chartered plc	4,891
254	Wells Fargo & Co.	11,534
		42,261
	Capital Goods - 8.1%
8	3M Co.	1,043
40	AGCO Corp.	2,133
38	AMETEK, Inc.	1,854
26	Arcam AB ●	1,135
106	Armstrong World Industries, Inc. ●	5,897
34	Assa Abloy Ab	1,685
44	Belden, Inc.	2,834
199	DigitalGlobe, Inc. ●	7,579
135	DMG Mori Seiki Co., Ltd.	2,353
26	Eaton Corp. plc	1,911
7	Esterline Technologies Corp. ●	737
31	Flowserve Corp.	2,235
223	HD Supply Holdings, Inc. ●	4,797
45	KBR, Inc.	1,412
29	Lockheed Martin Corp.	4,350
16	Moog, Inc. Class A ●	968
38	Northrop Grumman Corp.	4,343
157	Owens Corning, Inc. ●	5,992
17	Parker-Hannifin Corp.	1,948
36	Polypore International, Inc. ●	1,198
127	Rexel S.A.	3,275
198	Rolls-Royce Holdings plc	3,847
27	Safran S.A.	1,917
—	Stanley Black & Decker, Inc.	14
11	Teledyne Technologies, Inc. ●	1,020
49	Textron, Inc.	1,733
11	TransDigm Group, Inc.	1,894
19	United Technologies Corp.	2,119
7	W.W. Grainger, Inc.	1,604
24	Wabtec Corp.	1,805
52	WESCO International, Inc. ●	4,339
96	Westport Innovations, Inc. ●	1,639
		81,610
	Commercial and Professional Services - 1.9%
78	ADT (The) Corp.	2,331
59	Clean Harbors, Inc. ●	3,292
34	Enernoc, Inc. ●	757
24	Equifax, Inc. ●	1,668
97	Herman Miller, Inc.	2,726
41	IHS, Inc. ●	4,621
77	Knoll, Inc.	1,270
54	Nielsen Holdings N.V.	2,270
		18,935
	Consumer Durables and Apparel - 4.3%
136	D.R. Horton, Inc. ●	3,196
65	Electrolux AB Series B	1,385
100	Fifth & Pacific Cos., Inc. ●	2,866
23	Fossil Group, Inc. ●	2,594
114	Lennar Corp.	4,584
76	Lululemon Athletica, Inc. ●	3,471
134	Mattel, Inc.	5,057
47	One Kings Lane, Inc. ⌂●†	649
272	Pulte Group, Inc.	5,520
57	PVH Corp.	6,900
892	Samsonite International S.A.	2,445
69	Vera Bradley, Inc. ●	1,667
23	Whirlpool Corp.	3,067
		43,401
	Consumer Services - 2.9%
67	American Public Education, Inc. ●	2,823
193	Bloomin' Brands, Inc. ●	4,422
80	Compass Group plc	1,191
31	Dunkin' Brands Group, Inc.	1,443
44	Grand Canyon Education, Inc. ●	1,932
32	ITT Educational Services, Inc. ●	947
72	McDonald's Corp.	6,821
200	MGM China Holdings Ltd.	783
25	Outerwall, Inc. ●	1,593
19	Panera Bread Co. Class A ●	3,162
35	Tim Hortons, Inc.	1,827
28	Wyndham Worldwide Corp.	2,006
		28,950
	Diversified Financials - 4.6%
41	Ameriprise Financial, Inc.	4,307
55	Banca Generali S.p.A.	1,686
24	BlackRock, Inc.	7,299
49	Citigroup, Inc.	2,343
226	Henderson Group plc	813
58	Invesco Ltd.	1,915
37	Japan Exchange Group, Inc.	904
191	JP Morgan Chase & Co.	10,589
115	Julius Baer Group Ltd.	5,580
29	LPL Financial Holdings, Inc.	1,546
29	Northern Trust Corp.	1,722
97	ORIX Corp.	1,470
105	Platform Speciality Products Corp. ●	1,469
31	Silver Eagle Acquisition Corp. ●†	320
59	Solar Cayman Ltd. ⌂■●†	4
58	Waddell & Reed Financial, Inc. Class A	3,782
57	Wisdomtree Investment, Inc. ●	806
		46,555
	Energy - 8.4%
75	Anadarko Petroleum Corp.	6,041
58	Atwood Oceanics, Inc. ●	2,745
27	Baker Hughes, Inc.	1,540
269	BG Group plc	4,523
190	BP plc ADR	8,922
27	Cameco Corp.	564
27	Cameron International Corp. ●	1,601

1

The Hartford Capital Appreciation II Fund (Effective February 28, 2014, name changed to Hartford Global Capital Appreciation Fund)
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Energy - 8.4% - (continued)
95	Canadian Natural Resources Ltd. ADR	$3,116
15	Chevron Corp.	1,717
4,295	China Petroleum & Chemical Corp. Class H	3,393
370	Cobalt International Energy, Inc. ●	6,052
32	Continental Resources, Inc. ●	3,493
42	Exxon Mobil Corp.	3,843
52	Halliburton Co.	2,570
627	Karoon Gas Australia Ltd. ●	1,759
137	McDermott International, Inc. ●	1,144
44	National Oilwell Varco, Inc.	3,278
40	Newfield Exploration Co. ●	984
10	Occidental Petroleum Corp.	909
59	Pioneer Natural Resources Co.	10,066
74	QEP Resources, Inc.	2,278
16	Range Resources Corp.	1,379
66	Southwestern Energy Co. ●	2,696
46	Suncor Energy, Inc.	1,497
78	Superior Energy Services, Inc.	1,852
313	Trican Well Service Ltd.	3,579
28	Whiting Petroleum Corp. ●	1,617
89	YPF Sociedad Anonima ADR	1,979
		85,137
	Food and Staples Retailing - 0.5%
48	CVS Caremark Corp.	3,224
30	Wal-Mart Stores, Inc.	2,225
		5,449
	Food, Beverage and Tobacco - 3.6%
49	Anheuser-Busch InBev N.V.	4,741
42	Anheuser-Busch InBev N.V. ADR	4,062
17	Bunge Ltd. Finance Corp.	1,265
133	Diageo Capital plc	3,953
30	Green Mountain Coffee Roasters, Inc. ●	2,390
78	Imperial Tobacco Group plc	2,846
27	Kraft Foods Group, Inc.	1,423
1,278	LT Group, Inc.	517
121	Maple Leaf Foods, Inc.	1,704
22	Molson Coors Brewing Co.	1,135
225	Mondelez International, Inc.	7,384
25	Monster Beverage Corp. ●	1,688
12	Philip Morris International, Inc.	934
303	Treasury Wine Estates Ltd.	971
33	Unilever N.V. NY Shares ADR	1,215
		36,228
	Health Care Equipment and Services - 3.6%
150	Aetna, Inc.	10,261
107	Cardinal Health, Inc.	7,248
1,635	CareView Communications, Inc. ●†	752
90	Catamaran Corp. ●	4,372
24	CIGNA Corp.	2,097
10	Express Scripts Holding Co. ●	762
73	Medtronic, Inc.	4,135
27	St. Jude Medical, Inc.	1,652
31	Universal Health Services, Inc. Class B	2,502
28	Wellpoint, Inc.	2,391
		36,172
	Household and Personal Products - 0.2%
9	Estee Lauder Co., Inc.	608
47	Svenska Cellulosa AB Class B	1,347
		1,955
	Insurance - 3.8%
43	ACE Ltd.	4,027
33	Aflac, Inc.	2,091
160	American International Group, Inc.	7,666
142	Assicurazioni Generali S.p.A.	3,061
124	Assured Guaranty Ltd.	2,616
30	AXA S.A.	788
40	Delta Lloyd N.V.	1,036
44	Lincoln National Corp.	2,118
50	Marsh & McLennan Cos., Inc.	2,275
99	MetLife, Inc.	4,842
38	Reinsurance Group of America, Inc.	2,807
91	T&D Holdings, Inc.	1,105
14	Zurich Financial Services AG	3,975
		38,407
	Materials - 4.3%
15	Air Liquide	1,900
263	Allied Nevada Gold Corp. ●	1,291
366	AuRico Gold, Inc.	1,682
28	Ball Corp.	1,438
90	Barrick Gold Corp.	1,739
64	Cabot Corp.	3,121
24	Celanese Corp.	1,205
382	Continental Gold Ltd. ●	1,196
28	Dow Chemical Co.	1,267
9	Ecolab, Inc.	946
—	Givaudan	692
4,101	Greatview Aseptic Packaging Co., Ltd.	2,271
19	International Paper Co.	919
658	Ivanhoe Mines Ltd. ⌂●	958
176	JSR Corp.	3,139
60	Louisiana-Pacific Corp. ●	1,058
28	Methanex Corp. ADR	1,668
87	Norbord, Inc.	2,430
3	OCI Co., Ltd. ●	552
34	Packaging Corp. of America	2,199
44	Praxair, Inc.	5,518
34	Reliance Steel & Aluminum	2,368
6	Rock Tenn Co. Class A	605
28	Vulcan Materials Co.	1,754
16	Wacker Chemie AG	1,899
		43,815
	Media - 2.0%
41	CBS Corp. Class B	2,407
193	DHX Media Ltd.	825
16	DirecTV ●	1,104
39	DISH Network Corp. ●	2,187
13	McGraw Hill Financial, Inc.	973
81	Omnicom Group, Inc.	5,872
46	Pandora Media, Inc. ●	1,653
34	Quebecor, Inc.	722
18	Time Warner Cable, Inc.	2,462
25	Time Warner, Inc.	1,572
50	WPP plc	1,041
		20,818

2

The Hartford Capital Appreciation II Fund (Effective February 28, 2014, name changed to Hartford Global Capital Appreciation Fund)
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 12.8%
23	Actavis plc ●	$4,399
19	Alkermes plc ●	901
75	Almirall S.A.	1,197
22	Alnylam Pharmaceuticals, Inc. ●	1,871
23	Amgen, Inc.	2,676
24	Anacor Pharmaceuticals, Inc. ●	456
355	Arena Pharmaceuticals, Inc. ●	2,253
57	Astellas Pharma, Inc.	3,535
110	AstraZeneca plc	6,987
105	AstraZeneca plc ADR	6,667
4	Biogen Idec, Inc. ●	1,149
299	Bristol-Myers Squibb Co.	14,918
18	Celgene Corp. ●	2,668
30	Eli Lilly & Co.	1,609
28	Foundation Medicine, Inc. ●	839
131	Gilead Sciences, Inc. ●	10,562
5	Illumina, Inc. ●	755
8	Incyte Corp. ●	510
49	Innate Pharma S.A. ●	465
15	Isis Pharmaceuticals, Inc. ●	784
70	Johnson & Johnson	6,168
14	Medivation, Inc. ●	1,136
470	Merck & Co., Inc.	24,894
39	NPS Pharmaceuticals, Inc. ●	1,409
24	Ono Pharmaceutical Co., Ltd.	2,068
65	Portola Pharmaceuticals, Inc. ●	1,743
7	Puma Biotechnology, Inc. ●	812
15	Regeneron Pharmaceuticals, Inc. ●	4,417
30	Roche Holding AG	8,333
21	Salix Pharmaceuticals Ltd. ●	2,064
34	Seattle Genetics, Inc. ●	1,535
18	Tesaro, Inc. ●	568
825	TherapeuticsMD, Inc. ●	5,428
31	Vertex Pharmaceuticals, Inc. ●	2,466
54	Zoetis, Inc.	1,636
		129,878
	Real Estate - 0.9%
16	AvalonBay Communities, Inc. REIT	1,959
18	Boston Properties, Inc. REIT	1,906
24	Plum Creek Timber Co., Inc. REIT	1,042
42	Realogy Holdings Corp. ●	1,924
36	Weyerhaeuser Co. REIT	1,067
17	Zillow, Inc. ●	1,431
		9,329
	Retailing - 6.5%
5	Advance Automotive Parts, Inc.	576
93	Aeropostale, Inc. ●	656
727	Allstar Co. ⌂●†	1,319
11	Amazon.com, Inc. ●	4,093
3	AutoZone, Inc. ●	1,270
78	Best Buy Co., Inc.	1,827
38	Conns, Inc. ●	2,313
74	Dick's Sporting Goods, Inc.	3,866
52	Dollar Tree, Inc. ●	2,602
91	Express, Inc. ●	1,578
99	Francescas Holding Corp. ●	1,885
84	GameStop Corp. Class A	2,963
489	Groupon, Inc. ●	5,116
23	Home Depot, Inc.	1,775
2,297	Intime Retail Group Co., Ltd.	2,307
24	L Brands, Inc.	1,272
185	Lowe's Cos., Inc.	8,552
9	Netflix, Inc. ●	3,683
274	Office Depot, Inc. ●	1,338
6	Priceline.com, Inc. ●	6,980
86	Rakuten, Inc.	1,411
1	Restoration Hardware Holdings, Inc. ●	51
39	Tory Burch LLC ⌂●†	2,972
13	Tractor Supply Co.	871
43	TripAdvisor, Inc. ●	3,351
86	Tuesday Morning Corp. ●	1,136
		65,763
	Semiconductors and Semiconductor Equipment - 4.3%
38	Analog Devices, Inc.	1,835
3,908	GCL-Poly Energy Holdings Ltd. ●	1,324
249	GT Advanced Technologies, Inc. ●	2,552
50	Hynix Semiconductor, Inc. ●	1,725
48	Intel Corp.	1,179
92	Maxim Integrated Products, Inc.	2,796
395	Micron Technology, Inc. ●	9,110
224	NXP Semiconductors N.V. ●	10,844
2	Samsung Electronics Co., Ltd.	2,058
101	Skyworks Solutions, Inc. ●	3,064
176	Sumco Corp.	1,347
387	SunEdison, Inc. ●	5,378
		43,212
	Software and Services - 10.7%
16	Accenture plc	1,244
381	Activision Blizzard, Inc.	6,527
92	Akamai Technologies, Inc. ●	4,379
103	Amadeus IT Holding S.A. Class A	4,070
104	Angie's List, Inc. ●	1,870
135	Autodesk, Inc. ●	6,925
37	Automatic Data Processing, Inc.	2,801
69	Booz Allen Hamilton Holding Corp.	1,265
243	Cadence Design Systems, Inc. ●	3,434
24	Capital Gemini S.A.	1,640
27	Check Point Software Technologies Ltd. ADR ●	1,734
22	Cognizant Technology Solutions Corp. ●	2,152
50	Concur Technologies, Inc. ●	6,056
11	Dropbox, Inc. ⌂●†	183
39	Facebook, Inc. ●	2,460
27	Global Payments, Inc.	1,751
9	Google, Inc. ●	10,233
24	Heartland Payment Systems, Inc.	1,035
25	IAC/InterActiveCorp.	1,772
23	LinkedIn Corp. Class A ●	4,935
364	Microsoft Corp.	13,772
2,042	Monitise plc ●	2,230
173	Oracle Corp.	6,378
33	Salesforce.com, Inc. ●	1,977
40	Symantec Corp.	848
10	Tableau Software, Inc. ●	787
23	Total System Services, Inc.	672
16	Twitter, Inc. ●	1,019

3

The Hartford Capital Appreciation II Fund (Effective February 28, 2014, name changed to Hartford Global Capital Appreciation Fund)
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Software and Services - 10.7% - (continued)
108	UbiSoft Entertainment S.A. ●	$1,513
94	Web.com Group, Inc. ●	3,164
232	Yahoo!, Inc. ●	8,359
9	Yelp, Inc. ●	701
		107,886
	Technology Hardware and Equipment - 4.1%
14	3D Systems Corp. ●	1,068
6	Apple, Inc.	3,199
87	CDW Corp. of Delaware	2,059
439	Cisco Systems, Inc.	9,612
380	EMC Corp.	9,209
94	Hewlett-Packard Co.	2,732
71	JDS Uniphase Corp. ●	942
15	Loral Space & Communications, Inc. ●	1,079
37	Palo Alto Networks, Inc. ●	2,223
779	ParkerVision, Inc. ●	3,577
30	Qualcomm, Inc.	2,229
12	Stratasys Ltd. ●	1,428
17	TE Connectivity Ltd.	978
100	Xerox Corp.	1,083
		41,418
	Telecommunication Services - 0.6%
74	Intelsat S.A. ●	1,487
35	KDDI Corp.	1,913
12	T-Mobile US, Inc.	380
35	Verizon Communications, Inc.	1,666
241	Vodafone Group plc	892
		6,338
	Transportation - 3.2%
468	Air Canada-Class B ●	3,284
132	Controladora Vuela Cia De Aviacion ●	1,532
17	FedEx Corp.	2,266
129	Hertz Global Holdings, Inc. ●	3,351
315	JetBlue Airways Corp. ●	2,757
15	Kansas City Southern	1,628
109	Knight Transportation, Inc.	2,320
18	Norfolk Southern Corp.	1,630
114	United Continental Holdings, Inc. ●	5,211
94	United Parcel Service, Inc. Class B	8,917
		32,896
	Utilities - 1.6%
3,546	China Longyuan Power Group Corp.	4,270
46	Edison International	2,210
61	NRG Energy, Inc.	1,693
705	Power Grid Corp. of India Ltd.	1,078
339	Snam S.p.A.	1,858
42	UGI Corp.	1,817
104	Xcel Energy, Inc.	3,016
		15,942
	Total common stocks
	(cost $884,377)	$994,287

PREFERRED STOCKS - 0.4%
	Media - 0.4%
88	ProSieben Sat.1 Media AG	$3,957

	Total preferred stocks
	(cost $3,780)	$3,957

WARRANTS - 0.0%
	Diversified Financials - 0.0%
45	Platform Speciality Products Corp. ⌂	$37

	Total warrants
	(cost $–)	$37

EXCHANGE TRADED FUNDS - 0.0%
	Other Investment Pools and Funds - 0.0%
1	S&P 500 Depositary Receipt	$196

	Total exchange traded funds
	(cost $201)	$196

	Total long-term investments
	(cost $888,358)	$998,477

SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $2,541, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $2,591)
$2,541	0.02%, 1/31/2014	$2,541
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $838,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $855)
838	0.02%, 1/31/2014	838
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $2,183, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%,
2014 - 2043, FNMA 2.00% - 3.50%, 2025 -
2028, GNMA 3.50%, 2042 - 2043, U.S.
Treasury Note 2.38%, 2014, value of
	$2,227)
2,183	0.03%, 1/31/2014	2,183
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $2,313, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $2,359)
2,313	0.02%, 1/31/2014	2,313

4

The Hartford Capital Appreciation II Fund (Effective February 28, 2014, name changed to Hartford Global Capital Appreciation Fund)
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.9% - (continued)
Repurchase Agreements - 1.9% - (continued)
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $5,079,
collateralized by U.S. Treasury Bill 0.06%
- 0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$5,180)
$5,079	0.02%, 1/31/2014		$5,079
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $675,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021 -
2043, GNMA 3.00% - 6.00%, 2037 - 2053,
	value of $688)
675	0.03%, 1/31/2014		675
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $564, collateralized by U.S. Treasury Note 2.63%, 2014, value of $576)
564	0.02%, 1/31/2014		564
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $4,821, collateralized by FFCB
0.14%, 2015, FHLB 0.55%, 2017, FHLMC
3.00% - 4.38%, 2015 - 2043, FNMA 2.50%
	- 4.50%, 2025 - 2043, value of $4,918)
4,821	0.03%, 1/31/2014		4,821
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $44, collateralized by U.S. Treasury Note 2.38%, 2015, value of $45)
44	0.01%, 1/31/2014		44
			19,058
	Total short-term investments
	(cost $19,058)		$19,058

	Total investments
	(cost $907,416) ▲	100.6%	$1,017,535
	Other assets and liabilities	(0.6)%	(6,336)
	Total net assets	100.0%	$1,011,199

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $915,497 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$137,134
Unrealized Depreciation	(35,096)
Net Unrealized Appreciation	$102,038

5

The Hartford Capital Appreciation II Fund (Effective February 28, 2014, name changed to Hartford Global Capital Appreciation Fund)
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $6,199, which represents 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $4, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	727	Allstar Co.	$430
01/2014	11	Dropbox, Inc.	204
08/2013 - 11/2013	658	Ivanhoe Mines Ltd.	1,217
01/2014	47	One Kings Lane, Inc.	721
05/2013	45	Platform Speciality Products Corp. Warrants	–
03/2007	59	Solar Cayman Ltd. - 144A	17
11/2013	39	Tory Burch LLC	3,091

At January 31, 2014, the aggregate value of these securities was $6,122, which represents 0.6% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/04/2014	BOA	$70	$70	$–	$–
CAD	Buy	02/03/2014	BCLY	1,417	1,420	3	–
EUR	Sell	02/03/2014	GSC	130	129	1	–
EUR	Sell	02/05/2014	SSG	121	121	–	–
GBP	Buy	02/04/2014	BCLY	76	76	–	–
GBP	Buy	02/03/2014	GSC	24	24	–	–
GBP	Buy	02/04/2014	JPM	484	483	–	(1)
GBP	Buy	02/05/2014	SSG	198	198	–	–
HKD	Sell	02/05/2014	BOA	113	113	–	–
JPY	Buy	02/03/2014	MSC	114	115	1	–
JPY	Sell	12/03/2014	BCLY	3,221	3,220	1	–
JPY	Sell	12/03/2014	BOA	2,238	2,235	3	–
JPY	Sell	12/03/2014	CBK	2,237	2,235	2	–
JPY	Sell	12/03/2014	DEUT	419	429	–	(10)
JPY	Sell	12/03/2014	UBS	2,694	2,761	–	(67)
						$11	$(78)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Capital Appreciation II Fund (Effective February 28, 2014, name changed to Hartford Global Capital Appreciation Fund)
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

7

The Hartford Capital Appreciation II Fund (Effective February 28, 2014, name changed to Hartford Global Capital Appreciation Fund)
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$11,932	$10,984	$948	$–
Banks	42,261	28,184	14,077	–
Capital Goods	81,610	70,673	10,937	–
Commercial and Professional Services	18,935	18,935	–	–
Consumer Durables and Apparel	43,401	38,922	3,830	649
Consumer Services	28,950	26,976	1,974	–
Diversified Financials	46,555	36,098	10,453	4
Energy	85,137	75,462	9,675	–
Food and Staples Retailing	5,449	5,449	–	–
Food, Beverage and Tobacco	36,228	23,200	13,028	–
Health Care Equipment and Services	36,172	36,172	–	–
Household and Personal Products	1,955	608	1,347	–
Insurance	38,407	28,442	9,965	–
Materials	43,815	35,633	8,182	–
Media	20,818	19,777	1,041	–
Pharmaceuticals, Biotechnology and Life Sciences	129,878	107,293	22,585	–
Real Estate	9,329	9,329	–	–
Retailing	65,763	57,754	3,718	4,291
Semiconductors and Semiconductor Equipment	43,212	36,758	6,454	–
Software and Services	107,886	98,250	9,453	183
Technology Hardware and Equipment	41,418	41,418	–	–
Telecommunication Services	6,338	3,533	2,805	–
Transportation	32,896	32,896	–	–
Utilities	15,942	8,736	7,206	–
Total	994,287	851,482	137,678	5,127
Exchange Traded Funds	196	196	–	–
Preferred Stocks	3,957	–	3,957	–
Warrants	37	–	37	–
Short-Term Investments	19,058	–	19,058	–
Total	$1,017,535	$851,678	$160,730	$5,127
Foreign Currency Contracts*	11	–	11	–
Total	$11	$–	$11	$–
Liabilities:
Foreign Currency Contracts*	78	–	78	–
Total	$78	$–	$78	$–

♦ For the three-month period ended January 31, 2014, investments valued at $2,247 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

* Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

8

The Hartford Capital Appreciation II Fund (Effective February 28, 2014, name changed to Hartford Global Capital Appreciation Fund)
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2014
Assets:
Common Stocks	$2,565	$84	$(297	)†	$—	$4,016	$(116)	$—	$(1,125)	$5,127
Warrants	4	—	—		—	—	—	—	(4)	—
Total	$2,569	$84	$(297)		$—	$4,016	$(116)	$—	$(1,129)	$5,127

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(229).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Diversification by Sector

as of January 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	17.3%
Consumer Staples	4.3
Energy	8.4
Financials	13.5
Health Care	16.4
Industrials	13.2
Information Technology	19.1
Materials	4.3
Services	0.6
Utilities	1.6
Total	98.7%
Short-Term Investments	1.9
Other Assets and Liabilities	(0.6)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

9

The Hartford Checks and Balances Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
Domestic Equity Funds - 66.3%
12,225	The Hartford Capital Appreciation Fund, Class Y		$600,352
24,550	The Hartford Dividend and Growth Fund, Class Y		603,200
			1,203,552
	Total domestic equity funds
	(cost $860,366)		$1,203,552

Taxable Fixed Income Funds - 33.7%
57,265	The Hartford Total Return Bond Fund, Class Y		$612,736

	Total taxable fixed income fund
	(cost $617,140)		$612,736

	Total investments in affiliated investment companies
	(cost $1,477,506)		$1,816,288

	Total long-term investments (cost $1,477,506)		$1,816,288

	Total investments
	(cost $1,477,506) ▲	100.0%	$1,816,288
	Other assets and liabilities	—%	(126)
	Total net assets	100.0%	$1,816,162

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $1,547,940 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$343,185
Unrealized Depreciation	(74,837)
Net Unrealized Appreciation	$268,348

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$1,816,288	$1,816,288	$–	$–
Total	$1,816,288	$1,816,288	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

1

The Hartford Checks and Balances Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Composition by Investments

as of January 31, 2014

Fund Name	Percentage of Net Assets
The Hartford Capital Appreciation Fund, Class Y	33.1%
The Hartford Dividend and Growth Fund, Class Y	33.2
The Hartford Total Return Bond Fund, Class Y	33.7
Other Assets and Liabilities	0.0
Total	100.0%

2

The Hartford Conservative Allocation Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.1%
Alternative Strategy Funds - 22.3%
1,423	Hartford Real Total Return Fund, Class Y●		$14,719
769	The Hartford Alternative Strategies Fund, Class Y		7,633
2,764	The Hartford Global Real Asset Fund, Class Y		27,445
			49,797
	Total alternative strategy funds
	(cost $50,917)		$49,797

Domestic Equity Funds - 8.7%
122	The Hartford Capital Appreciation Fund, Class Y		$6,006
390	The Hartford Dividend and Growth Fund, Class Y		9,580
120	The Hartford MidCap Value Fund, Class Y		1,957
74	The Hartford Small Company Fund, Class Y		1,960
			19,503
	Total domestic equity funds
	(cost $15,755)		$19,503

International/Global Equity Funds - 10.1%
601	The Hartford Emerging Markets Research Fund, Class Y		$5,034
791	The Hartford International Opportunities Fund, Class Y		13,594
225	The Hartford International Small Company Fund, Class Y		4,016
			22,644
	Total international/global equity funds
	(cost $20,364)		$22,644

Taxable Fixed Income Funds - 59.0%
4,653	The Hartford Inflation Plus Fund, Class Y		$50,813
494	The Hartford Strategic Income Fund, Class Y		4,491
2,937	The Hartford Total Return Bond Fund, Class Y		31,422
4,229	The Hartford World Bond Fund, Class Y		45,034
			131,760
	Total taxable fixed income funds
	(cost $137,489)		$131,760

	Total investments in affiliated investment companies
	(cost $224,525)		$223,704

	Total long-term investments
	(cost $224,525)		$223,704

	Total investments
	(cost $224,525) ▲	100.1%	$223,704
	Other assets and liabilities	(0.1)%	(165)
	Total net assets	100.0%	$223,539

1

The Hartford Conservative Allocation Fund
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $224,607 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,564
Unrealized Depreciation	(7,467)
Net Unrealized Depreciation	$(903)

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$223,704	$223,704	$–	$–
Total	$223,704	$223,704	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments

as of January 31, 2014

Fund Name	Percentage of Net Assets
Hartford Real Total Return Fund, Class Y	6.6%
The Hartford Alternative Strategies Fund, Class Y	3.4
The Hartford Capital Appreciation Fund, Class Y	2.7
The Hartford Dividend and Growth Fund, Class Y	4.3
The Hartford Emerging Markets Research Fund, Class Y	2.2
The Hartford Global Real Asset Fund, Class Y	12.3
The Hartford Inflation Plus Fund, Class Y	22.7
The Hartford International Opportunities Fund, Class Y	6.1
The Hartford International Small Company Fund, Class Y	1.8
The Hartford MidCap Value Fund, Class Y	0.8
The Hartford Small Company Fund, Class Y	0.9
The Hartford Strategic Income Fund, Class Y	2.0
The Hartford Total Return Bond Fund, Class Y	14.1
The Hartford World Bond Fund, Class Y	20.2
Other Assets and Liabilities	(0.1)
Total	100.0%

2

The Hartford Disciplined Equity Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8%
	Banks - 4.3%
13	Ocwen Financial Corp. ●	$591
23	PNC Financial Services Group, Inc.	1,821
55	Wells Fargo & Co.	2,476
22	Zions Bancorporation	638
		5,526
	Capital Goods - 7.9%
20	AMETEK, Inc.	1,012
13	Boeing Co.	1,654
14	Dover Corp.	1,242
16	Eaton Corp. plc	1,139
18	Illinois Tool Works, Inc.	1,395
5	TransDigm Group, Inc.	879
23	United Technologies Corp.	2,676
		9,997
	Commercial and Professional Services - 3.2%
18	Equifax, Inc. ●	1,295
12	Quintiles Transnational Holdings ●	569
10	Towers Watson & Co.	1,220
15	Verisk Analytics, Inc. ●	956
		4,040
	Consumer Durables and Apparel - 1.2%
13	PVH Corp.	1,542

	Consumer Services - 1.3%
18	McDonald's Corp.	1,715

	Diversified Financials - 6.1%
13	Ameriprise Financial, Inc.	1,408
3	BlackRock, Inc.	995
36	Citigroup, Inc.	1,701
41	JP Morgan Chase & Co.	2,285
36	Morgan Stanley	1,059
14	Santander Consumer USA Holdings, Inc. ●	349
		7,797
	Energy - 8.0%
16	Anadarko Petroleum Corp.	1,324
31	Chesapeake Energy Corp.	844
20	Chevron Corp.	2,248
39	Cobalt International Energy, Inc. ●	641
6	EOG Resources, Inc.	1,048
20	Exxon Mobil Corp.	1,876
27	Halliburton Co.	1,305
13	Phillips 66	917
		10,203
	Food and Staples Retailing - 4.4%
15	Costco Wholesale Corp.	1,652
31	CVS Caremark Corp.	2,107
32	Walgreen Co.	1,812
		5,571
	Food, Beverage and Tobacco - 5.2%
40	Altria Group, Inc.	1,397
10	Constellation Brands, Inc. Class A ●	791
32	Hillshire (The) Brands Co. Θ	1,148
21	Monster Beverage Corp. ●Θ	1,458
11	Philip Morris International, Inc.	846
39	WhiteWave Foods Co. Class A ●	935
		6,575
	Health Care Equipment and Services - 4.8%
14	Covidien plc	974
19	Envision Healthcare Holdings ●	626
10	McKesson Corp.	1,783
21	UnitedHealth Group, Inc.	1,544
13	Zimmer Holdings, Inc.	1,224
		6,151
	Household and Personal Products - 0.6%
55	Coty, Inc.	742

	Insurance - 4.0%
11	ACE Ltd.	1,019
28	American International Group, Inc.	1,356
19	Aon plc	1,553
14	Prudential Financial, Inc.	1,144
		5,072
	Materials - 2.8%
23	Crown Holdings, Inc. ●	963
34	Dow Chemical Co.	1,525
6	Sherwin-Williams Co.	1,069
		3,557
	Media - 2.5%
31	Time Warner, Inc.	1,953
15	Viacom, Inc. Class B	1,191
		3,144
	Pharmaceuticals, Biotechnology and Life Sciences - 13.4%
10	Actavis plc ●	1,839
5	Biogen Idec, Inc. ●	1,451
34	Bristol-Myers Squibb Co.	1,696
16	Cubist Pharmaceuticals, Inc. ●	1,164
25	Eli Lilly & Co.	1,325
33	Forest Laboratories, Inc. ●Θ	2,166
36	Gilead Sciences, Inc. ●	2,887
54	Merck & Co., Inc.	2,850
3	Regeneron Pharmaceuticals, Inc. ●	981
8	Salix Pharmaceuticals Ltd. ●	735
		17,094
	Real Estate - 0.7%
40	American Capital Agency Corp.	832

	Retailing - 6.4%
5	Amazon.com, Inc. ●Θ	1,766
29	Dollar Tree, Inc. ●	1,485
41	Lowe's Cos., Inc.	1,898
20	Ross Stores, Inc.	1,382
28	TJX Cos., Inc.	1,606
		8,137
	Software and Services - 13.0%
21	Accenture plc	1,658
21	Automatic Data Processing, Inc.	1,645
10	Cognizant Technology Solutions Corp. ●	991
63	Genpact Ltd. ●	1,077
3	Google, Inc. ●	3,141
18	Intuit, Inc.	1,302
20	Mastercard, Inc.	1,483
46	Oracle Corp.	1,697
20	Salesforce.com, Inc. ●	1,185
21	VeriSign, Inc. ●	1,229

1

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Software and Services - 13.0% - (continued)
30	Yahoo!, Inc. ●		$1,097
			16,505
	Technology Hardware and Equipment - 3.8%
7	Apple, Inc.		3,644
53	Cisco Systems, Inc.		1,167
			4,811
	Telecommunication Services - 1.2%
48	AT&T, Inc.		1,589

	Transportation - 0.7%
32	Hertz Global Holdings, Inc. ●Θ		834

	Utilities - 2.3%
24	American Electric Power Co., Inc.		1,153
10	NextEra Energy, Inc.		963
13	NRG Energy, Inc.		351
10	Pinnacle West Capital Corp.		511
			2,978
	Total common stocks
	(cost $87,401)		$124,412

	Total long-term investments (cost $87,401)		$124,412

SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $338, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $345)
$338	0.02%, 1/31/2014		$338
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $112,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $114)
111	0.02%, 1/31/2014		111
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $291, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $296)
291	0.03%, 1/31/2014		291
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $308, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $314)
308	0.02%, 1/31/2014		308
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $676,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
	0.25% - 3.75%, 2015 - 2023, value of $690)
676	0.02%, 1/31/2014		676
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $90, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $92)
90	0.03%, 1/31/2014		90
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $75, collateralized by U.S. Treasury Note 2.63%, 2014, value of $77)
75	0.02%, 1/31/2014		75
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$642, collateralized by FFCB 0.14%, 2015,
FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $655)
642	0.03%, 1/31/2014		642
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $6, collateralized by U.S. Treasury Note 2.38%, 2015, value of $6)
6	0.01%, 1/31/2014		6
			2,537
	Total short-term investments
	(cost $2,537)		$2,537

	Total investments
	(cost $89,938) ▲	99.8%	$126,949
	Other assets and liabilities	0.2%	246
	Total net assets	100.0%	$127,195

2

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $90,024 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$37,972
Unrealized Depreciation	(1,047)
Net Unrealized Appreciation	$36,925

●	Non-income producing.

Θ	At January 31, 2014, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at January 31, 2014

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Amazon.com, Inc.	Equity	$420.00	02/24/2014	3	$–	$3	$3
Forest Laboratories, Inc.	Equity	$75.00	02/22/2014	19	1	3	2
Hertz Global Holdings, Inc.	Equity	$29.00	02/22/2014	51	1	4	3
Hillshire Brands Co.	Equity	$37.00	02/22/2014	37	1	1	–
Monster Beverage Corp.	Equity	$75.00	02/22/2014	18	1	2	1
				128	$4	$13	$9

* The number of contracts does not omit 000's.  Number of contracts shown in  U.S. dollars unless otherwise noted.

Written Put Option Contracts Outstanding at January 31, 2014

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Amazon.com, Inc.	Equity	$350.00	02/24/2014	3	$2	$1	$(1)
Regeneron Pharmaceutical, Inc.	Equity	$235.00	02/24/2014	4	–	1	1
Yahoo!, Inc.	Equity	$34.00	02/22/2014	34	1	1	–
					$3	$3	$–

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

Cash of $516 was pledged as collateral for open written put option contracts at January 31, 2014.

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
S&P 500 (E-Mini) Future	10	03/21/2014	$883	$888	$5	$–	$–	$(2)

* The number of contracts does not omit 000's.

Cash of $43 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2014.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector
as of January 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.4%
Consumer Staples	10.2
Energy	8.0
Financials	15.1
Health Care	18.2
Industrials	11.8
Information Technology	16.8
Materials	2.8
Services	1.2
Utilities	2.3
Total	97.8%
Short-Term Investments	2.0
Other Assets and Liabilities	0.2
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$124,412	$124,412	$–	$–
Short-Term Investments	2,537	–	2,537	–
Total	$126,949	$124,412	$2,537	$–
Futures *	5	5	–	–
Total	$5	$5	$–	$–
Liabilities:
Written Options	7	7	–	–
Total	$7	$7	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

The Hartford Diversified International Fund (Effective February 28, 2014, name changed to Hartford International Capital Appreciation Fund)
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3%
	Argentina - 0.1%
1	Banco Macro S.A. ●	$22

	Australia - 1.1%
59	Alumina Ltd.	65
5	Domino's Pizza Enterprises Ltd.	77
4	Energy Resources of Australia Ltd. ●	5
3	Karoon Gas Australia Ltd. ●	9
34	Qantas Airways Ltd. ●	33
5	Seek Ltd.	53
14	Tox Free Solutions Ltd.	42
43	Transpacific Industries Group Ltd. ●	42
2	WorleyParsons Ltd.	26
		352
	Austria - 0.1%
1	Zumbotel AG	28

	Belgium - 1.8%
1	Ageas	54
9	Agfa Gevaert N.V. ●	27
4	Anheuser-Busch InBev N.V.	347
—	Delhaize-Le Lion S.A.	20
—	RTL Group S.A.	38
1	UCB S.A.	98
		584
	Brazil - 1.0%
4	Banco Santander Brasil S.A.	17
4	Braskem S.A. ●	31
4	Fibria Celulose S.A. ADR ●	44
6	Gerdau S.A. ADR	41
4	HRT Participacoes em Petroleo S.A. ●	2
2	Kroton Educacional S.A.	33
3	Linx S.A.	51
2	Petroleo Brasileiro S.A. ADR	27
9	Usinas Siderurgicas De Minas Gerais S.A. ●	43
3	Valid Solucoes S.A.	34
		323
	Canada - 2.1%
10	Air Canada-Class B ●	73
1	Barrick Gold Corp.	14
3	Canadian National Railway Co.	180
2	EnCana Corp.	34
29	Madalena Energy, Inc. ●	16
2	Methanex Corp.	138
2	Northern Dynasty Minerals Ltd. ●	2
3	Painted Pony Petroleum Ltd. ●	19
15	Trican Well Service Ltd.	166
4	Uranium Participation Corp. ●	18
		660
	China - 5.8%
2	21Vianet Group, Inc. ADR ●	37
40	Air China Ltd.	26
40	AMVIG Holdings Ltd.	16
77	BBMG Corp.	60
50	China Overseas Grand Oceans Group Ltd.	41
20	China Pacific Insurance Co., Ltd.	72
30	Daphne International Holdings Ltd.	15
80	Dongfeng Motor Group Co., Ltd.	117
13	ENN Energy Holdings Ltd.	87
328	Greatview Aseptic Packaging Co., Ltd.	181
123	Guangdong Investment Ltd.	114
267	Huabao International Holdings Ltd.	135
116	Intime Retail Group Co., Ltd.	116
357	Maoye International Holdings	54
2	NetEase, Inc. ADR ●	113
5	New Oriental Education & Technology Group, Inc. ADR	155
28	New World Department Store China	14
2	NQ Mobile, Inc. ADR ●	40
85	PetroChina Co., Ltd.	82
6	Phoenix New Media Ltd. ADR ●	57
4	Sinovac Biotech Ltd. ●	23
7	WuXi PharmaTech Cayman, Inc. ●	238
24	Zhuzhou CSR Times Electric	74
		1,867
	Colombia - 0.3%
7	Almacenes Exito S.A.	86

	Denmark - 1.5%
14	DSV A/S	445
2	H. Lundbeck A/S	37
		482
	Finland - 0.5%
3	Kone Oyj Class B	117
1	Sampo Oyj Class A	50
		167
	France - 12.9%
2	Accor S.A.	102
8	Air France ●	94
1	Air Liquide	166
1	Alten Ltd.	23
1	AtoS	106
9	AXA S.A.	230
2	BNP Paribas	165
3	Bureau Veritas S.A.	74
2	Capital Gemini S.A.	161
3	Cie Generale d'Optique Essilor International S.A.	275
—	Ciments Francais S.A.	28
1	Compagnie De Saint-Gobain	61
1	Dassault Systemes S.A.	71
1	Devoteam S.A.	12
6	Edenred	176
2	GDF Suez	45
2	GFI Informatique S.A.	10
—	Groupe FNAC S.A. ●	10
2	Groupe Steria SCA	31
1	Lagardere S.C.A.	41
4	Legrand S.A.	196
1	Metropole Television S.A.	21
2	Orange S.A.	26
2	Pernod-Ricard S.A.	164
3	Peugeot S.A.	52
—	Renault S.A.	43
3	Rexel S.A.	75
—	S.p.A.Group S.A.	19
5	Safran S.A.	385
1	Saft Groupe S.A.	20
2	Sanofi-Aventis S.A.	215
2	Schneider Electric S.A.	142
3	Societe Generale Class A	160

1

The Hartford Diversified International Fund (Effective February 28, 2014, name changed to Hartford International Capital Appreciation Fund)
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	France - 12.9% - (continued)
1	Thales S.A.	$57
2	Total S.A.	96
1	Unibail Rodamco REIT	138
1	Valeo S.A.	143
4	Vallourec S.A.	178
1	Vivendi S.A.	31
—	Zodiac Aerospace	87
		4,129
	Germany - 3.5%
—	Allianz SE	10
—	Bertrandt AG	43
1	Brenntag AG	235
1	Deutsche Lufthansa AG	32
1	E.On SE	27
1	Elmos Semiconductor AG	16
1	ElringKlinger AG	23
1	Gerry Weber International AG	34
1	Hugo Boss AG	106
20	Infineon Technologies AG	202
2	Kontron AG	14
1	Lanxess	90
1	Norma Group SE	36
—	Pfeiffer Vacuum Technology AG	36
1	Rheinmetall AG	35
1	RWE AG	28
1	Salzgitter AG	31
6	Tom Tailor Holding AG ●	119
		1,117
	Hong Kong - 4.9%
12	AAC Technologies Holdings, Inc.	49
68	AIA Group Ltd.	315
6	ASM Pacific Technology Ltd.	59
42	Baoxin Automotive Group Ltd.	35
36	Cathay Pacific Airways Ltd.	75
80	China High Precision Automation Group Ltd. ⌂†	8
125	China Lesso Group Holdings Ltd.	77
18	China Resources Gas Group LT	56
54	China State Construction International Holdings Ltd.	98
12	Clear Media Ltd.	11
3	Dah Sing Financial Group	13
134	Huadian Fuxin Energy Corp. Ltd.	61
13	Hysan Development Co., Ltd.	51
19	Kerry Logistics Network LTD ●	32
45	Kingboard Laminates Holdings	17
11	Lifestyle International Holdings Ltd.	19
1	Lifestyle Properties Development Ltd. ●	—
30	MGM China Holdings Ltd.	116
72	Pacific Basin Ship	44
23	Phoenix Healthcare Group Co., Ltd. ●☼	37
16	Samsonite International S.A.	43
25	Shanghai Industrial Holdings Ltd.	83
57	Skyworth Digital Holdings Ltd.	31
21	Techtronic Industries Co., Ltd.	53
63	Towngas China Co., Ltd.	73
12	Wynn Macau Ltd.	51
118	Xingda International Holdings	64
		1,571
	India - 0.2%
11	Allahabad Bank Ltd.	14
4	Canara Bank Ltd.	13
2	Corp. Bank	9
36	Manappuram Finance Ltd.	11
7	NTPC Ltd.	15
2	Oil India Ltd.	15
		77
	Indonesia - 0.5%
357	Bumi Serpong Damai PT	43
52	Matahari Department Store Tbk ●	49
129	PT XL Axiata Tbk	51
		143
	Ireland - 0.2%
12	AER Lingus Group plc	23
2	CRH plc	40
1	Grafton Group plc	12
		75
	Israel - 0.6%
2	Orbotech Ltd. ●	23
4	Teva Pharmaceutical Industries Ltd. ADR	169
		192
	Italy - 2.7%
8	Assicurazioni Generali S.p.A.	173
2	Banca Popolare dell'Emilia Tomagna Scrl	15
2	Buzzi Unicem S.p.A.	32
1	DiaSorin S.p.A.	42
2	Eni S.p.A.	53
8	Geox S.p.A.	31
50	Intesa Sanpaolo S.p.A.	134
13	Mediaset S.p.A.	66
6	Salvatore Ferragamo Italia S.p.A.	170
5	Saras S.p.A. ●	6
16	Unicredit S.p.A.	120
3	Unione di Banche Italiane S.p.A.	20
		862
	Japan - 18.5%
—	Adastria Holdings Co Ltd	12
1	AEON Delight Co., Ltd.	16
3	AEON Mall Co., Ltd.	92
2	Aisin Seiki Co., Ltd.	77
1	Alpha Systems, Inc.	8
2	Alpine Electronics, Inc.	25
5	Bridgestone Corp.	197
2	Canon, Inc.	50
1	Cawachi Ltd.	19
2	Chubu Steel Plate Co., Ltd.	10
1	CMIC Holdings Co Ltd	12
3	Daiichi Sankyo Co., Ltd.	47
2	Dai-Ichi Seiko Co., Ltd.	19
5	Dainippon Screen Manufacturing Co., Ltd.	24
1	DeNa Co., Ltd.	19
3	Dentsu, Inc.	98
1	Doshisha Co., Ltd.	15
1	DTS Corp.	13
5	Eighteenth (The) Bank Ltd.	11
1	Eisai Co., Ltd.	34
1	En-Japan, Inc.	11
1	Exedy Corp.	31
2	Fuji Machine Manufacturing Co.	21
2	Fuji Photo Film Co., Ltd.	60

2

The Hartford Diversified International Fund (Effective February 28, 2014, name changed to Hartford International Capital Appreciation Fund)
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	Japan - 18.5% - (continued)
2	Fujimi, Inc.	$23
13	Fujitsu Ltd.	73
2	Funai Electric Co., Ltd.	27
2	Futaba Corp.	25
1	Gendai Agency, Inc.	7
4	Higashi-Nippon Bank Ltd.	10
2	Hisaka Works Ltd.	20
2	Hitachi Chemical Co., Ltd.	27
6	Hitachi Metals Ltd.	91
2	Honeys Co., Ltd.	20
4	Hosiden Corp.	19
8	Inpex Corp.	90
15	Isuzu Motors Ltd.	89
3	Itochu Techno-Solutions Corp.	123
2	Japan Digital Laboratory Co., Ltd.	24
1	Japan Petroleum Exploration Co., Ltd.	19
9	Japan Tobacco, Inc.	273
1	JSR Corp.	12
18	JX Holdings, Inc.	88
4	KDDI Corp.	241
2	Keihin Corp.	31
2	Komatsu Ltd.	49
2	K's Holdings Corp.	64
1	Kyocera Corp.	63
6	Makino Milling Machine Co.	52
2	Melco Holdings, Inc.	28
2	Mimasu Semiconductor Industry Co., Ltd.	17
8	Minebea Co., Ltd.	57
1	Miraial Co., Ltd.	15
9	Mitsubishi Electric Corp.	102
48	Mitsubishi UFJ Financial Group, Inc.	288
17	Mitsubishi UFJ Lease & Finance Co., Ltd.	87
11	Mitsui Chemicals, Inc.	26
2	Mitsumi Electric Co., Ltd.	13
6	Net One Systems Co., Ltd.	38
—	Nintendo Co., Ltd.	34
3	Nippon Telegraph & Telephone Corp.	178
3	Nishimatsuya Chain Co., Ltd.	20
11	Nissan Motor Co., Ltd.	95
—	Nitto Denko Corp.	18
2	Nok Corp.	34
13	Nomura Holdings, Inc.	90
1	NSD Co., Ltd.	11
3	OBIC Co., Ltd.	95
5	Oita Bank Ltd.	20
2	Ono Pharmaceutical Co., Ltd.	179
—	Otsuka Corp.	57
1	Pal Co., Ltd.	10
1	Pola Orbis Holdings, Inc.	33
1	Proto Corp.	15
5	Rakuten, Inc.	85
3	Rohm Co., Ltd.	137
1	Roland Corp.	17
4	Shin-Etsu Polymer Co., Ltd.	14
3	Shinkawa Ltd.	18
2	Shinko Electric Industries Co., Ltd.	13
6	Shionogi & Co., Ltd.	119
1	Star Micronics Co., Ltd.	14
5	Sumisho Computer Systems Corp.	124
8	Sumitomo Bakelite Co., Ltd.	30
3	Sumitomo Mitsui Financial Group, Inc.	147
1	Suzuken Co., Ltd.	31
18	T&D Holdings, Inc.	218
3	Tachi-S Co., Ltd.	35
47	Taiheyo Cement Corp.	172
4	Tochigi (The) Bank Ltd.	16
1	Tokai Rika Co., Ltd.	20
3	Tokai Rubber Industries Ltd.	26
4	Tokio Marine Holdings, Inc.	108
1	Tokyo Electron Ltd.	47
4	Tokyo Ohka Kogyo Co., Ltd.	81
1	Tokyo Seimitsu Co., Ltd.	23
3	Toyo Suisan Kaisha Ltd.	104
1	Toyota Boshoku Corp.	16
3	Toyota Industries Corp.	128
1	Tri-Stage, Inc.	6
—	Tsuruha Holdings, Inc.	42
3	Ushio, Inc.	31
1	XEBIO Co., Ltd.	22
4	Yamanashi (The) Chuo Bank Ltd.	17
1	Zuken, Inc.	7
		5,909
	Malaysia - 0.7%
268	AirAsia Berhad	181
22	Malaysia Airports Holdings BHD	56
		237
	Mexico - 2.1%
18	Alfa S.A.B. de C.V.	52
6	Cemex S.A.B. de C.V. ADR ●	77
20	Compartamos S.A.B. de C.V. ☼	36
1	Controladora Vuela Cia De Aviacion ●	15
23	Corporacion Inmobiliaria Vesta S. de RL de C.V.	43
28	Credito Real S.A. de C.V.	44
24	Empresas ICA, S.A.B. de C.V. ●	47
22	Fibra Uno Administracion S.A. REIT	72
—	Grupo Aeroportuario del Sureste S.A.B. de C.V.	43
18	Grupo Famsa S.A. ●	28
10	Grupo Financiero Banorte S.A.B. de C.V.	64
15	Grupo Mexico S.A.B. de C.V.	47
14	Infraestructura Energetica Nova, S.A.B. de C.V.	62
16	OHL Mexico S.A.B. de C.V. ●	38
		668
	Netherlands - 2.2%
1	ASML Holding N.V.	72
2	Delta Lloyd N.V.	48
4	Heineken N.V.	224
4	ING Groep N.V. ●	59
19	Koninklijke (Royal) KPN N.V.	71
2	Koninklijke Philips N.V.	56
3	NXP Semiconductors N.V. ●	128
2	USG People N.V.	37
—	Wolters Kluwer N.V.	11
		706
	Norway - 0.7%
1	Algeta ASA ●	80
9	Orkla ASA	71
1	Statoil ASA	26

3

The Hartford Diversified International Fund (Effective February 28, 2014, name changed to Hartford International Capital Appreciation Fund)
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	Norway - 0.7% - (continued)
5	Storebrand ASA	$32
		209
	Panama - 0.6%
1	Copa Holdings S.A. Class A	180

	Peru - 0.1%
13	Alicorp S.A.	41

	Philippines - 0.4%
36	BDO Unibank, Inc.	62
767	Megaworld Corp.	60
		122
	Portugal - 0.5%
12	Banco Espirito Santo S.A. ●	18
5	Galp Energia SGPS S.A.	74
5	Jeronimo Martins	78
		170
	Russia - 0.1%
3	OAO Gazprom Class S ADR	23

	Singapore - 0.6%
70	Ascott Residence Trust REIT	65
73	Biosensors International Group Ltd.	49
26	First Resources Ltd. ☼	41
20	Singapore Airport Terminal Services Ltd. ☼	49
		204
	South Africa - 0.4%
36	Life Healthcare Group Holdings Pte Ltd.	115
9	Raubex Group Ltd.	19
		134
	South Korea - 4.6%
—	Amorepacific Corp. ●	68
4	CJ Hellovision Co., Ltd. ●	73
1	Coway Co., Ltd.	73
3	Daum Communications Corp. ●	206
1	Doosan Corp.	82
1	GS Engineering & Construction Corp. ●	32
1	GS Holdings Corp. ●	62
2	Hana Financial Holdings	74
3	Hyundai Development Co. ●	78
1	Hyundai Home Shopping Network Corp.	190
—	Hyundai Mobis Co., Ltd. ●	56
2	Interojo Co., Ltd. ●	38
1	KB Financial Group, Inc. ●	30
2	KGInicis Co., Ltd. ☼	38
1	Korea Telecom Corp.	34
6	LG Telecom Ltd.	63
1	Mando Corp. ●	67
—	Orion Corp. ●	26
—	Posco Ltd.	39
—	Samsung Electronics Co., Ltd.	112
—	Shinhan Financial Group Co., Ltd. ●	18
1	Tongyang Life Insurance ☼	10
		1,469
	Spain - 0.3%
2	Almirall S.A.	29
3	Banco Popular Espanol	19
3	Banco Popular Espanol Rights	—
3	Telefonica S.A.	44
		92
	Sweden - 4.1%
7	Alfa Laval Ab	166
6	Assa Abloy Ab	292
7	Atlas Copco Ab	197
1	Axis Communications Ab	45
9	Electrolux AB Series B	201
12	SKF AB Class B	311
6	Trelleborg AB	112
		1,324
	Switzerland - 6.4%
1	Adecco S.A.	48
—	Belimon Holding AG	42
2	Compagnie Financiere Richemont S.A.	159
—	Geberit AG	134
—	Givaudan	47
—	Holcim Ltd.	30
—	Inficon Holdings AG	27
7	Julius Baer Group Ltd.	322
—	LEM Holdings S.A.	17
—	Lindt & Spruengli AG	27
2	Micronas Semiconductor Holding AG	19
2	Novartis AG	175
2	Roche Holding AG	415
—	SGS S.A.	72
—	Swatch Group AG	96
—	Swiss Re Ltd.	35
1	Tecan Group AG	59
17	UBS AG	328
		2,052
	Taiwan - 1.6%
4	Asustek Computer, Inc.	37
12	Catcher Technology Co., Ltd.	80
36	Compal Electronics, Inc.	27
17	Synnex Technology International Corp.	29
67	Taiwan Semiconductor Manufacturing Co., Ltd.	230
82	WPG Holdings Co., Ltd.	95
		498
	Thailand - 0.6%
116	Amata Corp. Public Co., Ltd.	44
31	PTT Chemical Public Co., Ltd.	68
23	Total Access Communication Public Co., Ltd.	65
		177
	United Kingdom - 11.7%
1	Anglo American plc	24
10	Arm Holdings plc	149
9	Ashtead Group plc	120
4	AstraZeneca plc	281
3	Babcock International Group plc	67
7	Barclays Bank plc ADR	31
6	BG Group plc	103
16	BP plc ‡	126
6	British American Tobacco plc	306
8	Burberry Group plc	195
12	Capita plc	186
2	Catlin Group Ltd.	16
9	Compass Group plc	136
3	Croda International plc	100

4

The Hartford Diversified International Fund (Effective February 28, 2014, name changed to Hartford International Capital Appreciation Fund)
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	United Kingdom - 11.7% - (continued)
12	Diageo Capital plc	$345
5	Halma plc	48
13	Hays plc	29
5	Home Retail Group	14
10	HSBC Holdings plc	101
2	Intertek Group plc	81
3	Jardine Lloyd Thompson Group plc	56
17	Kingfisher plc	103
73	Lloyds Banking Group plc ●	99
7	Lonmin plc	33
3	Mothercare plc ●	12
14	National Grid plc	175
8	Prudential plc	165
2	Reckitt Benckiser Group plc	175
1	Renishaw plc	19
8	SIG plc	27
3	Spectris plc	98
2	Spirax-Sarco Engineering plc	87
3	Standard Chartered plc	69
1	SuperGroup plc ●	28
1	Victrex plc	35
3	WH Smith plc	52
1	Whitbread plc	63
		3,754
	United States - 0.3%
2	Hollysys Automation Technology ●	37
2	Home Inns & Hotels Management, Inc. ●	66
		103
	Total common stocks
	(cost $27,737)	$30,809

PREFERRED STOCKS - 0.3%
	Germany - 0.3%
2	ProSieben Sat.1 Media AG	$106

	Total preferred stocks
	(cost $97)	$106

EXCHANGE TRADED FUNDS - 0.2%
	United States - 0.2%
1	iShares MSCI EAFE ETF	$56

	Total exchange traded funds
	(cost $55)	$56

	Total long-term investments
	(cost $27,889)	$30,971

SHORT-TERM INVESTMENTS - 4.3%
	Repurchase Agreements - 4.3%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $183, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $186)
$183	0.02%, 1/31/2014	$183
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $60,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $61)
60	0.02%, 1/31/2014	60
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $157, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $160)
157	0.03%, 1/31/2014	157
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $166, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $169)
166	0.02%, 1/31/2014	166
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $365,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
	0.25% - 3.75%, 2015 - 2023, value of $372)
365	0.02%, 1/31/2014	365
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $48, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $49)
48	0.03%, 1/31/2014	48
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $41, collateralized by U.S. Treasury Note 2.63%, 2014, value of $41)
41	0.02%, 1/31/2014	41
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$346, collateralized by FFCB 0.14%, 2015,
FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $353)
346	0.03%, 1/31/2014	346

5

The Hartford Diversified International Fund (Effective February 28, 2014, name changed to Hartford International Capital Appreciation Fund)
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 4.3% - (continued)
	Repurchase Agreements - 4.3% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $3, collateralized by U.S. Treasury Note 2.38%, 2015, value of $3)
$3	0.01%, 1/31/2014		$3
			1,369
	Total short-term investments
	(cost $1,369)		$1,369

	Total investments
	(cost $29,258) ▲	101.1%	$32,340
	Other assets and liabilities	(1.1)%	(342)
	Total net assets	100.0%	$31,998

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $29,589 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,076
Unrealized Depreciation	(1,325)
Net Unrealized Appreciation	$2,751

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $8, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $90 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2011 - 10/2011	80	China High Precision Automation Group Ltd.	$31

At January 31, 2014, the aggregate value of these securities was $8, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/05/2014	BOA	$34	$34	$–	$–
BRL	Buy	02/04/2014	JPM	4	4	–	–
CHF	Buy	02/04/2014	GSC	13	13	–	–
CHF	Buy	02/03/2014	JPM	6	6	–	–

6

The Hartford Diversified International Fund (Effective February 28, 2014, name changed to Hartford International Capital Appreciation Fund)
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Buy	02/05/2014	SSG	$39	$39	$–	$–
DKK	Buy	02/05/2014	DEUT	10	10	–	–
EUR	Buy	02/04/2014	BNP	10	10	–	–
EUR	Buy	02/03/2014	GSC	16	16	–	–
EUR	Buy	02/04/2014	SSG	18	18	–	–
EUR	Buy	02/05/2014	SSG	92	92	–	–
EUR	Sell	02/03/2014	BNP	8	8	–	–
EUR	Sell	02/03/2014	GSC	10	10	–	–
EUR	Sell	02/03/2014	MSC	2	2	–	–
EUR	Sell	02/05/2014	SSG	5	5	–	–
GBP	Buy	02/05/2014	SSG	92	92	–	–
GBP	Sell	02/04/2014	JPM	2	2	–	–
HKD	Buy	02/05/2014	UBS	10	10	–	–
JPY	Buy	02/03/2014	MSC	9	9	–	–
JPY	Sell	04/10/2014	BCLY	56	58	–	(2)
JPY	Sell	03/17/2014	BOA	77	75	2	–
JPY	Sell	02/14/2014	SSG	79	75	4	–
MXN	Buy	02/04/2014	BCLY	2	2	–	–
MXN	Buy	02/06/2014	MSC	2	2	–	–
MYR	Sell	02/05/2014	JPM	4	4	–	–
SEK	Buy	02/05/2014	SSG	46	46	–	–
SEK	Sell	02/04/2014	SSG	10	10	–	–
SGD	Buy	02/04/2014	JPM	58	58	–	–
						$6	$(2)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
MYR	Malaysian Ringgit
SEK	Swedish Krona
SGD	Singapore Dollar

Index Abbreviations:
EAFE	Europe, Australasia and Far East

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

7

The Hartford Diversified International Fund (Effective February 28, 2014, name changed to Hartford International Capital Appreciation Fund)
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Sector
as of January 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.5%
Consumer Staples	7.5
Energy	3.9
Financials	15.7
Health Care	8.8
Industrials	21.9
Information Technology	11.8
Materials	6.5
Services	2.8
Utilities	2.4
Total	96.8%
Short-Term Investments	4.3
Other Assets and Liabilities	(1.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

8

The Hartford Diversified International Fund (Effective February 28, 2014, name changed to Hartford International Capital Appreciation Fund)
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$22	$22	$–	$–
Australia	352	–	352	–
Austria	28	–	28	–
Belgium	584	27	557	–
Brazil	323	323	–	–
Canada	660	660	–	–
China	1,867	874	993	–
Colombia	86	86	–	–
Denmark	482	–	482	–
Finland	167	–	167	–
France	4,129	234	3,895	–
Germany	1,117	119	998	–
Hong Kong	1,571	144	1,419	8
India	77	11	66	–
Indonesia	143	–	143	–
Ireland	75	35	40	–
Israel	192	192	–	–
Italy	862	–	862	–
Japan	5,909	15	5,894	–
Malaysia	237	–	237	–
Mexico	668	668	–	–
Netherlands	706	128	578	–
Norway	209	–	209	–
Panama	180	180	–	–
Peru	41	41	–	–
Philippines	122	–	122	–
Portugal	170	–	170	–
Russia	23	23	–	–
Singapore	204	–	204	–
South Africa	134	19	115	–
South Korea	1,469	–	1,469	–
Spain	92	–	92	–
Sweden	1,324	–	1,324	–
Switzerland	2,052	86	1,966	–
Taiwan	498	–	498	–
Thailand	177	–	177	–
United Kingdom	3,754	31	3,723	–
United States	103	103	–	–
Total	30,809	4,021	26,780	8
Exchange Traded Funds	56	56	–	–
Preferred Stocks	106	–	106	–
Short-Term Investments	1,369	–	1,369	–
Total	$32,340	$4,077	$28,255	$8
Foreign Currency Contracts*	6	–	6	–
Total	$6	$–	$6	$–
Liabilities:
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–

9

The Hartford Diversified International Fund (Effective February 28, 2014, name changed to Hartford International Capital Appreciation Fund)
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

♦	For the three-month period ended January 31, 2014, investments valued at $374 were transferred from Level 1 to Level 2, and investments valued at $378 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Common Stocks	$10	$—	$(2	)*	$—	$—	$—	$—	$—	$8
Total	$10	$—	$(2)		$—	$—	$—	$—	$—	$8

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(2).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

10

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.0%
	Automobiles and Components - 1.2%
6,208	Ford Motor Co.	$92,869

	Banks - 7.6%
659	Bank of Nova Scotia	36,161
1,839	PNC Financial Services Group, Inc.	146,869
1,444	US Bancorp	57,377
7,419	Wells Fargo & Co.	336,390
		576,797
	Capital Goods - 7.9%
269	Boeing Co.	33,747
440	Caterpillar, Inc.	41,349
702	Deere & Co.	60,323
808	Eaton Corp. plc	59,053
521	Emerson Electric Co.	34,365
347	General Dynamics Corp.	35,165
4,044	General Electric Co.	101,616
886	Honeywell International, Inc.	80,861
804	Raytheon Co.	76,426
339	Siemens AG ADR	42,861
1,095	Textron, Inc.	38,882
		604,648
	Commercial and Professional Services - 1.0%
1,135	Equifax, Inc. ●	79,523

	Diversified Financials - 6.6%
685	Ameriprise Financial, Inc.	72,340
2,789	Bank of America Corp.	46,715
340	BlackRock, Inc.	102,019
1,635	Citigroup, Inc.	77,548
3,758	JP Morgan Chase & Co.	208,028
		506,650
	Energy - 9.9%
1,192	Anadarko Petroleum Corp.	96,188
1,946	BP plc ADR	91,225
1,598	Chevron Corp.	178,421
1,871	Exxon Mobil Corp.	172,430
745	Halliburton Co.	36,528
308	Occidental Petroleum Corp.	26,933
610	Phillips 66	44,598
774	Schlumberger Ltd.	67,793
1,156	Suncor Energy, Inc.	37,966
		752,082
	Food and Staples Retailing - 2.4%
1,832	CVS Caremark Corp.	124,084
780	Wal-Mart Stores, Inc.	58,285
		182,369
	Food, Beverage and Tobacco - 3.4%
243	Anheuser-Busch InBev N.V. ADR	23,308
1,118	Kraft Foods Group, Inc.	58,523
1,085	Mondelez International, Inc.	35,521
893	Philip Morris International, Inc.	69,756
1,832	Unilever N.V. NY Shares ADR	68,396
		255,504
	Health Care Equipment and Services - 3.9%
1,540	Cardinal Health, Inc.	104,775
2,150	Medtronic, Inc.	121,577
1,000	UnitedHealth Group, Inc.	72,274
		298,626
	Household and Personal Products - 1.1%
1,100	Procter & Gamble Co.	84,297

	Insurance - 6.1%
1,383	ACE Ltd.	129,738
704	Aflac, Inc.	44,222
987	Marsh & McLennan Cos., Inc.	45,103
1,161	MetLife, Inc.	56,944
1,345	Principal Financial Group, Inc.	58,610
1,554	Prudential Financial, Inc.	131,162
		465,779
	Materials - 2.0%
1,648	Dow Chemical Co.	74,986
1,199	Goldcorp, Inc.	29,840
945	International Paper Co.	45,124
		149,950
	Media - 5.2%
2,934	Comcast Corp. Class A	159,742
906	Omnicom Group, Inc.	65,787
1,615	Time Warner, Inc.	101,449
919	Walt Disney Co.	66,749
		393,727
	Pharmaceuticals, Biotechnology and Life Sciences - 12.9%
1,714	AstraZeneca plc ADR	108,867
1,676	Bristol-Myers Squibb Co.	83,742
2,254	Eli Lilly & Co.	121,740
1,902	Johnson & Johnson	168,268
5,033	Merck & Co., Inc.	266,603
4,645	Pfizer, Inc.	141,196
1,127	Teva Pharmaceutical Industries Ltd. ADR	50,287
1,539	Zoetis, Inc.	46,735
		987,438
	Retailing - 1.3%
1,922	Lowe's Cos., Inc.	88,949
242	Target Corp.	13,679
		102,628
	Semiconductors and Semiconductor Equipment - 2.9%
863	Broadcom Corp. Class A	25,668
4,268	Intel Corp.	104,735
2,105	Texas Instruments, Inc.	89,245
		219,648
	Software and Services - 7.3%
1,186	Accenture plc	94,737
1,267	eBay, Inc. ●	67,384
472	IBM Corp.	83,358
5,794	Microsoft Corp.	219,288
1,353	Oracle Corp.	49,942
2,068	Symantec Corp.	44,267
		558,976
	Technology Hardware and Equipment - 3.8%
185	Apple, Inc.	92,566
3,912	Cisco Systems, Inc.	85,709
594	EMC Corp.	14,398
749	Qualcomm, Inc.	55,603

1

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.0% - (continued)
	Technology Hardware and Equipment - 3.8% - (continued)
3,968	Xerox Corp.		$43,056
			291,332
	Telecommunication Services - 2.5%
3,978	Verizon Communications, Inc.		191,026

	Transportation - 4.3%
1,967	CSX Corp.		52,924
2,446	Delta Air Lines, Inc.		74,885
641	FedEx Corp.		85,398
1,209	United Parcel Service, Inc. Class B		115,108
			328,315
	Utilities - 3.7%
1,582	Dominion Resources, Inc.		107,450
1,689	Exelon Corp.		48,977
1,007	NextEra Energy, Inc.		92,556
1,059	NRG Energy, Inc.		29,499
			278,482
	Total common stocks
	(cost $5,406,896)		$7,400,666

	Total long-term investments
	(cost $5,406,896)		$7,400,666

SHORT-TERM INVESTMENTS - 3.4%
Repurchase Agreements - 3.4%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $34,701, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $35,395)
$34,701	0.02%, 1/31/2014		$34,701
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $11,451,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041
	- 2042, value of $11,680)
11,451	0.02%, 1/31/2014		11,451
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $29,821, collateralized by
FHLB 0.88%, 2017, FHLMC 0.05% -
5.50%, 2014 - 2043, FNMA 2.00% -
3.50%, 2025 - 2028, GNMA 3.50%, 2042 -
2043, U.S. Treasury Note 2.38%, 2014,
	value of $30,417)
29,821	0.03%, 1/31/2014		29,821
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $31,588, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $32,221)
31,588	0.02%, 1/31/2014		31,588
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $69,369,
collateralized by U.S. Treasury Bill 0.06%
- 0.10%, 2014, U.S. Treasury Bond 3.00%
- 8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$70,756)
69,368	0.02%, 1/31/2014		69,368
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $9,217,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021
- 2043, GNMA 3.00% - 6.00%, 2037 -
	2053, value of $9,402)
9,217	0.03%, 1/31/2014		9,217
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $7,710, collateralized by U.S. Treasury Note 2.63%, 2014, value of $7,864)
7,710	0.02%, 1/31/2014		7,710
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $65,855, collateralized by FFCB
0.14%, 2015, FHLB 0.55%, 2017, FHLMC
3.00% - 4.38%, 2015 - 2043, FNMA
2.50% - 4.50%, 2025 - 2043, value of
	$67,172)
65,855	0.03%, 1/31/2014		65,855
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $603, collateralized by U.S. Treasury Note 2.38%, 2015, value of $617)
603	0.01%, 1/31/2014		603
			260,314
	Total short-term investments
	(cost $260,314)		$260,314

	Total investments
	(cost $5,667,210) ▲	100.4%	$7,660,980
	Other assets and liabilities	(0.4)%	(30,629)
	Total net assets	100.0%	$7,630,351

2

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $5,685,108 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,027,256
Unrealized Depreciation	(51,384)
Net Unrealized Appreciation	$1,975,872

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$7,400,666	$7,400,666	$–	$–
Short-Term Investments	260,314	–	260,314	–
Total	$7,660,980	$7,400,666	$260,314	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Common Stocks	$178	$159	$(130)	$—	$—	$(207)	$—	$—	$—
Total	$178	$159	$(130)	$—	$—	$(207)	$—	$—	$—

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Diversification by Sector

as of January 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.7%
Consumer Staples	6.9
Energy	9.9
Financials	20.3
Health Care	16.8
Industrials	13.2
Information Technology	14.0
Materials	2.0
Services	2.5
Utilities	3.7
Total	97.0%
Short-Term Investments	3.4
Other Assets and Liabilities	(0.4)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Duration-Hedged Strategic Income Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 94.5%
Taxable Fixed Income Funds - 94.5%
802	The Hartford Strategic Income Fund, Class Y		$7,299

	Total taxable fixed income fund
	(cost $7,321)		$7,299

	Total investments in affiliated investment companies
	(cost $7,321)		$7,299

	Total long-term investments
	(cost $7,321)		$7,299

SHORT-TERM INVESTMENTS - 1.1%
Other Investment Pools and Funds - 1.1%

85	JP Morgan Prime Money Market Fund		$85

	Total short-term investments
	(cost $85)		$85

	Total investments
	(cost $7,406) ▲	95.6%	$7,384
	Other assets and liabilities	4.4%	340
	Total net assets	100.0%	$7,724

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $7,406 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(22)
Net Unrealized Depreciation	$(22)

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Short position contracts:
10-Year U.S. Treasury Note Future	18	03/20/2014	$2,244	$2,263	$–	$(19)	$–	$(6)
2-Year U.S. Treasury Note Future	11	03/31/2014	2,420	2,422	–	(2)	–	(1)
5-Year U.S. Treasury Note Future	9	03/31/2014	1,083	1,086	–	(3)	–	(1)
U.S. Treasury Long Bond Future	7	03/20/2014	912	935	–	(23)	–	(2)
U.S. Treasury Ultra Long Term Bond Future	1	03/20/2014	138	144	–	(6)	–	–
Total			$6,797	$6,850	$–	$(53)	$–	$(10)

* The number of contracts does not omit 000's.

Cash of $59 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2014.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

1

Hartford Duration-Hedged Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$7,299	$7,299	$–	$–
Short-Term Investments	85	85	–	–
Total	$7,384	$7,384	$–	$–
Liabilities:
Futures *	53	53	–	–
Total	$53	$53	$–	$–

♦	For the period November 29, 2013 (commencement of operations) through January 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments

as of January 31, 2014

Fund Name	Percentage of Net Assets
JP Morgan Prime Money Market Fund	1.1%
The Hartford Strategic Income Fund, Class Y	94.5
Other Assets and Liabilities	4.4
Total	100.0%

2

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 31.6%
		Austria - 0.0%
		OGX Austria GmbH
	$200	8.38%, 04/01/2022 ■Ω	$6

		Bermuda - 0.3%
		GeoPark Latin America Ltd. Agencia en Chile
	270	7.50%, 02/11/2020 ■	278
	610	7.50%, 02/11/2020 §	628
			906

		Brazil - 1.6%
		Banco do Brasil
	200	6.25%, 04/15/2024 §♠	154
		Centrais Eletricas Brasileiras S.A.
	455	5.75%, 10/27/2021 §	430
		Fibria Overseas Finance Ltd.
	380	6.75%, 03/03/2021 §	414
		Globo Communicacao e Participacoes S.A.
	425	6.25%, 07/20/2015 §♠	440
		Net Servicos De Comnicacao S.A.
	772	7.50%, 01/27/2020	834
		OAS Investments GmbH
	510	8.25%, 10/19/2019 ■	491
	200	8.25%, 10/19/2019 §	193
		Odbrcht Offshore Drilling Finance Ltd.
	350	6.75%, 10/01/2022 ■	357
	482	6.75%, 10/01/2022 §	492
		Oi S.A.
	595	5.75%, 02/10/2022 §	535
			4,340
		British Virgin Islands - 2.1%
		CNOOC Finance 2012 Ltd.
	375	3.88%, 05/02/2022 §	365
		CNPC General Capital
	800	3.95%, 04/19/2022 §	777
		Gerdau Trade, Inc.
	310	4.75%, 04/15/2023 ■	279
	200	4.75%, 04/15/2023 §	180
		HLP Finance Ltd.
	810	4.75%, 06/25/2022 §	800
		PCCW-HKT Capital No5, Ltd.
	1,440	3.75%, 03/08/2023 §	1,308
		QGOG Atlantic/Alaskan Rigs Ltd.
	136	5.25%, 07/30/2018 ■	140
	654	5.25%, 07/30/2019 §	674
		Sinopec Group Overseas Development 2013 Ltd.
	750	4.38%, 10/17/2023 ■	739
		Star Energy Geothermal
	615	6.13%, 03/27/2020 §	567
			5,829
		Canada - 0.5%
		Pacific Rubiales Energy Corp.
	143	7.25%, 12/12/2021 ■	150
	1,075	7.25%, 12/12/2021 §	1,129
			1,279
		Cayman Islands - 0.8%
		Alliance Global Group, Inc.
	810	6.50%, 08/18/2017	859
		Champion
	870	3.75%, 01/17/2023 §	749
		UOB Cayman Ltd.
	600	5.80%, 03/15/2016 §♠	617
			2,225
		Chile - 1.1%
		AES Gener S.A.
	105	5.25%, 08/15/2021 ■	107
	530	5.25%, 08/15/2021 §	541
		Bonos del Banco Central de Chile en Pesos
CLP	535,000	6.00%, 02/01/2016	994
		E CL S.A.
	700	5.63%, 01/15/2021 §	737
		Empresa Nacional De Tele
	750	4.88%, 10/30/2024 ■	741
			3,120
		China - 0.6%
		China Oilfield Services Ltd.
	990	3.25%, 09/06/2022 §	891
		Golden Eagle Retail Group
	820	4.63%, 05/21/2023 §	693
			1,584
		Colombia - 1.6%
		Banco Davivienda S.A.
	200	5.88%, 07/09/2022 ■	194
	600	5.88%, 07/09/2022 §	581
		Bancolombia S.A.
	1,131	6.13%, 07/26/2020	1,165
		Emgesa S.A.
COP	2,406,000	8.75%, 01/25/2021 §	1,233
		Empresa de Energia de Bogota
	710	6.13%, 11/10/2021 §	735
		Empresa de Telecomunicaciones de Bogota S.A.
COP	518,000	7.00%, 01/17/2023 ■	219
		Empresas Publicas de Medellin E.S.P.
COP	448,000	8.38%, 02/01/2021 §	225
			4,352
		Hong Kong - 3.3%
		First Pacific Co., Ltd.
	1,260	4.50%, 04/16/2023 §	1,097
		Hutchison Whampoa International Ltd.
	2,040	6.00%, 10/28/2015 §♠	2,152
		Metropolitan Light International
	1,255	5.25%, 01/17/2018 §	1,254
		Sino Ltd.
	940	3.25%, 09/21/2017 §	943
		Smartone Finance Ltd.
	1,500	3.88%, 04/08/2023 §	1,286
		Sun Hung Kai Properties Capital Market Ltd.
	670	4.50%, 02/14/2022 §	683
		Wheelock Finance Ltd.
	925	3.00%, 03/19/2018 §	909
		Zijin International Finance Co., Ltd.
	740	4.25%, 06/30/2016 §	768
			9,092

1

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 31.6% - (continued)
		India - 1.0%
		Bharti Airtel International
	$300	5.13%, 03/11/2023 ■	$278
	1,085	5.13%, 03/11/2023 §	1,005
		Reliance Holdings USA
	1,300	5.40%, 02/14/2022 §	1,341
			2,624
		Indonesia - 0.3%
		Adaro Indonesia PT
	350	7.63%, 10/22/2019 §	367
		Berau Coal Energy Tbk
	425	7.25%, 03/13/2017 §	423
			790
		Ireland - 1.9%
		Borets Finance Ltd.
	745	7.63%, 09/26/2018 ■	745
	530	7.63%, 09/26/2018 §	530
		DME Airport Ltd.
	1,255	6.00%, 11/26/2018 §	1,264
		EDC Finance Ltd.
	665	4.88%, 04/17/2020 ■	630
	850	4.88%, 04/17/2020 §	805
		Sibur Securities Ltd.
	350	3.91%, 01/31/2018 ■	336
	960	3.91%, 01/31/2018 §	922
			5,232
		Israel - 1.3%
		Inkia Energy, Inc.
	1,180	8.38%, 04/04/2021 §	1,267
		Israel Electric Corp. Ltd.
	1,875	9.38%, 01/28/2020 §	2,290
			3,557
		Kazakhstan - 0.2%
		KazMunayGas National Co.
	425	7.00%, 05/05/2020 §	470

		Luxembourg - 2.1%
		ALROSA Finance S.A.
	1,195	7.75%, 11/03/2020 §	1,317
		Altice Financing S.A.
	205	9.88%, 12/15/2020 ■	230
	1,345	9.88%, 12/15/2020 §	1,506
		Cosan Luxembourg S.A.
	470	5.00%, 03/14/2023 ■	401
		European Investment Bank
ZAR	475	8.76%, 12/31/2018 ○	28
		Offshore Drilling Holding
	705	8.38%, 09/20/2020 ■	758
	850	8.38%, 09/20/2020 §	914
		VTB Capital S.A.
	480	6.88%, 05/29/2018 §	521
			5,675
		Malaysia - 0.3%
		Axiata SPV1 Labuan Ltd.
	300	5.38%, 04/28/2020 §	322
		Public Bank Bhd
	535	6.84%, 08/22/2036	555
			877
		Mexico - 2.7%
		Alpek S.A. de C.V.
	545	5.38%, 08/08/2023 ■	533
	200	5.38%, 08/08/2023 §	195
		BBVA Bancomer S.A. Texas
	1,600	6.75%, 09/30/2022 §	1,714
		Cemex Finance LLC
	1,650	7.25%, 01/15/2021 ■	1,695
		Cemex S.A.B. de C.V.
	200	7.25%, 01/15/2021 §	206
		Controladora Mabe S.A. de C.V.
	1,758	7.88%, 10/28/2019 §	1,954
		Grupo Cementos Chihuahua
	900	8.13%, 02/08/2020 §	939
			7,236
		Netherlands - 2.0%
		Access Finance B.V.
	200	7.25%, 07/25/2017 ■	200
	200	7.25%, 07/25/2017 §	200
		Indosat Palapa Co. B.V.
	990	7.38%, 07/29/2020 §	1,074
		Listrindo Capital B.V.
	890	6.95%, 02/21/2019 §	910
		Marfrig Holding Europe B.V.
	375	11.25%, 09/20/2021 ■	366
	480	11.25%, 09/20/2021 §	469
		Vimpelcom Holdings
	530	5.95%, 02/13/2023 ■	497
	400	5.95%, 02/13/2023 §	375
		VTR Finance B.V.
	1,305	6.88%, 01/15/2024 ■	1,307
			5,398
		Peru - 0.6%
		Banco de Credito del Peru/Panama
	190	6.88%, 09/16/2026 ■	197
	1,291	6.88%, 09/16/2026 §	1,343
			1,540

		Philippines - 0.2%
		SM Investments Corp.
	400	4.25%, 10/17/2019 §	387
	265	5.50%, 10/13/2017 §	276
			663
		Russia - 1.9%
		Gazprom Neft OAO via GPN Capital S.A.
	920	6.00%, 11/27/2023 ■	918
		Gazprom OAO via Gaz Capital S.A.
	1,030	6.00%, 01/23/2021 §	1,067
		Home Credit & Finance Bank
	625	9.38%, 04/24/2020 §	619
		Sberbank of Russia Via SB Capital S.A.
	1,820	5.13%, 10/29/2022 §	1,706
		Sistema JSFC
	720	6.95%, 05/17/2019 §	760
			5,070
		Singapore - 1.0%
		DBS Bank Ltd.
	600	3.63%, 09/21/2022 §	616
		DBS Group Holdings Ltd.
	450	3.63%, 09/21/2022 ■	462

2

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 31.6% - (continued)
		Singapore - 1.0% - (continued)
		Oversea-Chinese Banking Corp., Ltd.
	$785	3.15%, 03/11/2023 §	$782
	933	3.75%, 11/15/2022 §	961
			2,821
		South Africa - 0.1%
		Eskom Holdings Ltd.
ZAR	900	10.01%, 12/31/2018 ○	50
ZAR	2,060	10.63%, 08/18/2027 ○	43
ZAR	700	10.73%, 12/31/2032 ○	9
		Transnet Ltd.
ZAR	1,000	10.00%, 03/30/2029	77
			179
		South Korea - 1.6%
		Korea Development Bank
	600	3.88%, 05/04/2017	637
		Korea Finance Corp.
	390	2.88%, 08/22/2018	399
		Korea Hydro & Nuclear Power Co., Ltd.
	700	2.88%, 10/02/2018 ■	704
	365	2.88%, 10/02/2018 §	367
		Shinhan Bank
	585	6.82%, 09/20/2036 §	639
		SK Broadband Co., Ltd.
	795	2.88%, 10/29/2018 §	791
		SK Innovation Co., Ltd.
	770	3.63%, 08/14/2018 §	794
			4,331
		Sweden - 0.3%
		Eileme 2 AB
	610	11.63%, 01/31/2020 §	725

		Turkey - 0.4%
		Arcelik AS
	435	5.00%, 04/03/2023 ■	372
		Turk Vise Ve Cam Fabrika
	340	4.25%, 05/09/2020 ■	293
	420	4.25%, 05/09/2020 §	363
			1,028
		United Arab Emirates - 0.2%
		Dolphin Energy Ltd.
	200	5.50%, 12/15/2021 ■	220
	400	5.50%, 12/15/2021 §	439
			659

		United Kingdom - 0.7%
		DTEK Finance plc
	335	7.88%, 04/04/2018 ■	297
		European Bank for Reconstruction & Development
ZAR	550	8.76%, 12/31/2020 ○	27
		Standard Bank plc
	700	8.13%, 12/02/2019	782
		Vedanta Resources plc
	885	8.25%, 06/07/2021 §	885
			1,991
		United States - 0.9%
		Cemex Finance LLC
	345	9.38%, 10/12/2022 ■	385
		Comcel Trust
	1,470	6.88%, 02/06/2024 ■☼	1,444
		Rosy Unicorn Ltd
	525	6.50%, 02/09/2017 §	572
			2,401
		Total corporate bonds
		(cost $87,912)	$86,000

FOREIGN GOVERNMENT OBLIGATIONS - 60.2%
		Argentina - 0.1%
		City of Buenos Aires
	$400	9.95%, 03/01/2017 §	$368

		Brazil - 6.0%
		Brazil (Republic of)
BRL	6,934	6.00%, 05/15/2015 - 08/15/2050 ◄	2,731
BRL	1,491	8.14%, 01/01/2016 ○	492
BRL	35,375	10.00%, 01/01/2015 - 01/01/2023	13,217
			16,440
		Colombia - 5.0%
		Colombia (Republic of)
COP	1,059,910	4.25%, 05/17/2017 ◄	553
COP	5,649,300	6.00%, 04/28/2028	2,421
COP	5,315,600	7.25%, 06/15/2016	2,735
COP	4,733,300	7.50%, 08/26/2026	2,322
COP	4,237,400	11.00%, 07/24/2020	2,538
		Titulos De Tesoreria B
COP	6,350,600	7.00%, 05/04/2022	3,119
			13,688
		Hungary - 4.9%
		Hungary (Republic of)
HUF	1,009,700	5.50%, 02/12/2016 - 12/20/2018	4,479
HUF	284,750	6.50%, 06/24/2019	1,295
HUF	703,580	6.75%, 08/22/2014 - 02/24/2017	3,145
HUF	101,370	7.75%, 08/24/2015	464
HUF	867,930	8.00%, 02/12/2015 ‡	3,913
			13,296
		Indonesia - 3.8%
		Indonesia (Republic of)
IDR	7,171,000	5.25%, 05/15/2018	526
IDR	37,099,000	5.63%, 05/15/2023	2,405
IDR	22,384,000	6.63%, 05/15/2033	1,357
IDR	22,065,000	7.00%, 05/15/2027	1,475
IDR	18,423,000	8.25%, 06/15/2032	1,331
IDR	26,206,000	8.38%, 03/15/2024 - 03/15/2034	2,060
IDR	13,693,000	9.00%, 03/15/2029	1,078
			10,232
		Malaysia - 4.3%
		Malaysia (Government of)
MYR	7,465	3.43%, 08/15/2014	2,237
MYR	12,059	3.74%, 02/27/2015	3,630
MYR	2,211	4.26%, 09/15/2016	676
MYR	1,525	4.39%, 04/15/2026	453
MYR	15,450	5.09%, 04/30/2014 ╦	4,640
			11,636

3

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 60.2% - (continued)
		Mexico - 7.1%
		Mexican Bonos
MXN	19,891	4.00%, 11/15/2040 ◄	$1,487
MXN	15,208	6.50%, 06/10/2021	1,152
MXN	59,427	7.00%, 06/19/2014	4,500
MXN	29,382	8.00%, 12/07/2023	2,415
MXN	32,897	8.50%, 05/31/2029 - 11/18/2038	2,708
MXN	34,761	9.50%, 12/18/2014	2,726
MXN	20,624	10.00%, 12/05/2024	1,935
		Mexican Bonos De Desarrollo
MXN	16,528	8.00%, 06/11/2020	1,367
MXN	2,907	10.00%, 11/20/2036	270
		United Mexican States
MXN	9,528	6.50%, 06/09/2022	715
			19,275
		Nigeria - 1.6%
		Nigeria (Federal Republic of)
NGN	630,855	4.00%, 04/23/2015	3,491
NGN	103,335	7.00%, 10/23/2019	470
NGN	45,345	16.00%, 06/29/2019	302
			4,263
		Peru - 2.0%
		Peru (Republic of)
PEN	3,665	5.20%, 09/12/2023	1,206
PEN	2,143	6.85%, 02/12/2042	687
PEN	2,490	6.90%, 08/12/2037	815
PEN	7,073	6.95%, 08/12/2031	2,369
PEN	684	8.20%, 08/12/2026	275
			5,352
		Poland - 5.8%
		Poland (Republic of)
PLN	7,125	4.75%, 10/25/2016	2,333
PLN	2,675	5.00%, 04/25/2016	879
PLN	8,866	5.25%, 10/25/2017 - 10/25/2020	2,936
PLN	9,630	5.50%, 04/25/2015 - 10/25/2019	3,164
PLN	19,166	5.75%, 04/25/2014 - 04/25/2029	6,362
			15,674
		Romania - 2.3%
		Romania (Republic of)
RON	6,390	5.80%, 10/26/2015	2,004
RON	11,810	5.85%, 07/28/2014	3,573
RON	2,120	5.95%, 06/11/2021	652
			6,229
		Russia - 5.5%
		Russia (Federation of)
RUB	9,545	6.80%, 12/11/2019	258
RUB	7,230	6.90%, 08/03/2016 Δ	205
RUB	45,150	7.00%, 08/16/2023 Δ	1,182
RUB	70,250	7.05%, 01/19/2028 Δ	1,789
RUB	38,125	7.10%, 03/13/2014 Δ	1,085
RUB	9,600	7.35%, 01/20/2016 Δ	277
RUB	86,765	7.60%, 07/20/2022 Δ	2,376
RUB	95,000	7.85%, 03/10/2018 §	2,703
RUB	183,696	8.15%, 02/03/2027 Δ	5,186
			15,061
		Slovenia - 1.5%
		Slovenia (Republic of)
EUR	530	4.13%, 01/26/2020	712
EUR	650	4.38%, 01/18/2021 §	871
EUR	1,465	4.63%, 09/09/2024 §	1,935
	525	5.85%, 05/10/2023 §	535
			4,053
		South Africa - 4.1%
		South Africa (Republic of)
ZAR	35,117	6.25%, 03/31/2036	2,257
ZAR	12,340	6.50%, 02/28/2041	793
ZAR	38,560	7.00%, 02/28/2031	2,785
ZAR	11,730	7.75%, 02/28/2023	990
ZAR	12,085	8.00%, 12/21/2018	1,075
ZAR	12,395	8.75%, 02/28/2048	1,039
ZAR	22,610	10.50%, 12/21/2026	2,273
			11,212
		South Korea - 2.1%
		Korea (Republic of)
KRW	2,748,580	3.25%, 12/10/2014	2,580
KRW	1,441,680	3.50%, 06/10/2014	1,351
KRW	1,970,990	4.50%, 03/10/2015	1,877
			5,808
		Thailand - 0.4%
		Thailand (Government of)
THB	39,650	3.63%, 06/16/2023	1,171

		Turkey - 3.7%
		Turkey (Republic of)
TRY	3,813	2.50%, 05/04/2016 ◄	1,645
TRY	4,148	3.00%, 02/23/2022 ◄	1,763
TRY	5,428	4.00%, 04/29/2015 - 04/01/2020 ◄	2,439
TRY	1,304	4.50%, 02/11/2015	584
TRY	6,345	9.00%, 03/05/2014 - 01/27/2016	2,805
TRY	1,635	11.00%, 08/06/2014	725
			9,961
		Total foreign government obligations
		(cost $184,486)	$163,719

		Total long-term investments
		(cost $272,398)	$249,719

SHORT-TERM INVESTMENTS - 8.0%
		Foreign Governments - 0.6%
		Nigeria (Federal Republic of)
NGN	113,300	12.28%, 5/8/2014 ○	$675
NGN	101,243	12.30%, 3/6/2014 ○	616
NGN	14,877	12.31%, 4/10/2014 ○	89
NGN	26,660	12.52%, 3/20/2014 ○	162
			1,542
		Repurchase Agreements - 7.4%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $2,680, collateralized by
U.S. Treasury Bill 0.07% - 0.14%, 2014,
U.S. Treasury Bond 2.75% - 11.25%,
2015 - 2043, U.S. Treasury Note 0.25% -
		4.25%, 2014 - 2023, value of $2,734)
	2,680	0.02%, 1/31/2014	2,680

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 8.0% - (continued)
	Repurchase Agreements - 7.4% - (continued)
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $884,
collateralized by FHLMC 3.50% -
4.00%, 2042 - 2043, FNMA 2.81% -
	4.50%, 2041 - 2042, value of $902)
$884	0.02%, 1/31/2014		$884
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $2,303, collateralized by
FHLB 0.88%, 2017, FHLMC 0.05% -
5.50%, 2014 - 2043, FNMA 2.00% -
3.50%, 2025 - 2028, GNMA 3.50%,
2042 - 2043, U.S. Treasury Note 2.38%,
	2014, value of $2,349)
2,303	0.03%, 1/31/2014		2,303
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $2,440, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $2,489)
2,440	0.02%, 1/31/2014		2,440
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $5,358,
collateralized by U.S. Treasury Bill
0.06% - 0.10%, 2014, U.S. Treasury
Bond 3.00% - 8.75%, 2017 - 2042, U.S.
Treasury Note 0.25% - 3.75%, 2015 -
	2023, value of $5,465)
5,358	0.02%, 1/31/2014		5,358
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $712,
collateralized by FHLMC 3.00% -
5.50%, 2019 - 2043, FNMA 3.00% -
6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $726)
712	0.03%, 1/31/2014		712
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $595, collateralized by U.S. Treasury Note 2.63%, 2014, value of $607)
595	0.02%, 1/31/2014		595
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $5,086, collateralized by
FFCB 0.14%, 2015, FHLB 0.55%, 2017,
FHLMC 3.00% - 4.38%, 2015 - 2043,
FNMA 2.50% - 4.50%, 2025 - 2043,
	value of $5,188)
5,086	0.03%, 1/31/2014		5,086
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $47, collateralized by U.S. Treasury Note 2.38%, 2015, value of $48)
47	0.01%, 1/31/2014		47
			20,105
	Total short-term investments
	(cost $21,667)		$21,647

	Total investments
	(cost $294,065) ▲	99.8%	$271,366
	Other assets and liabilities	0.2%	618
	Total net assets	100.0%	$271,984

5

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $294,085 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$842
Unrealized Depreciation	(23,561)
Net Unrealized Depreciation	$(22,719)

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $16,969, which represents 6.2% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $68,984, which represents 25.4% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,470 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts. The Fund has also pledged $280 of cash as collateral in connection with over-the-counter swap contracts. Securities valued at $200, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with over-the-counter swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund and are not included in the Statement of Assets and Liabilities.

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
10-Year U.S. Treasury Note Future	63	03/20/2014	$7,818	$7,922	$104	$–	$19	$–
U.S. Treasury Long Bond Future	15	03/20/2014	1,940	2,004	64	–	4	–
Total			$9,758	$9,926	$168	$–	$23	$–

* The number of contracts does not omit 000's.

Cash of $130 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2014.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	03/19/2014	BNP	$1,176	$1,156	$20	$–

6

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Buy	03/06/2014	BCLY	$26	$25	$–	$(1)
BRL	Buy	03/06/2014	BNP	350	345	–	(5)
BRL	Buy	03/06/2014	MSC	13,463	13,018	–	(445)
BRL	Buy	03/06/2014	SCB	1,965	1,972	7	–
BRL	Buy	03/06/2014	SCB	400	398	–	(2)
BRL	Buy	03/06/2014	UBS	1,606	1,589	–	(17)
BRL	Sell	03/06/2014	BNP	365	355	10	–
BRL	Sell	03/06/2014	MSC	8,462	8,238	224	–
BRL	Sell	03/06/2014	SCB	753	750	3	–
BRL	Sell	03/06/2014	UBS	1,211	1,183	28	–
CAD	Buy	03/19/2014	SSG	159	152	–	(7)
CAD	Sell	03/19/2014	SCB	380	381	–	(1)
CAD	Sell	03/19/2014	SSG	2,333	2,224	109	–
CLP	Buy	03/19/2014	SCB	1,396	1,343	–	(53)
CLP	Sell	03/19/2014	BNP	2,334	2,234	100	–
CLP	Sell	03/19/2014	SCB	2,170	2,088	82	–
CNY	Buy	11/14/2014	JPM	2,549	2,733	184	–
CNY	Sell	11/14/2014	DEUT	824	860	–	(36)
CNY	Sell	11/14/2014	JPM	1,799	1,873	–	(74)
COP	Buy	03/19/2014	BNP	688	664	–	(24)
COP	Buy	03/19/2014	BOA	1,451	1,399	–	(52)
COP	Buy	03/19/2014	MSC	1,448	1,399	–	(49)
COP	Buy	03/19/2014	SCB	4,113	4,000	–	(113)
COP	Sell	03/19/2014	BNP	1,493	1,432	61	–
COP	Sell	03/19/2014	BOA	3,620	3,489	131	–
COP	Sell	03/19/2014	MSC	3,612	3,489	123	–
COP	Sell	03/19/2014	SCB	4,348	4,199	149	–
CZK	Buy	03/19/2014	DEUT	2,119	2,069	–	(50)
CZK	Sell	03/19/2014	DEUT	2,264	2,210	54	–
CZK	Sell	03/19/2014	JPM	228	224	4	–
EUR	Buy	03/19/2014	CBK	2,271	2,246	–	(25)
EUR	Buy	03/19/2014	MSC	2,524	2,471	–	(53)
EUR	Buy	02/28/2014	SSG	423	418	–	(5)
EUR	Sell	03/19/2014	BNP	2,495	2,461	34	–
EUR	Sell	03/19/2014	CSFB	1,028	1,007	21	–
EUR	Sell	03/19/2014	JPM	731	716	15	–
EUR	Sell	03/19/2014	MSC	4,670	4,571	99	–
HUF	Buy	03/19/2014	BNP	1,932	1,820	–	(112)
HUF	Buy	03/19/2014	BOA	1,965	1,859	–	(106)
HUF	Buy	03/19/2014	CBK	1,160	1,116	–	(44)
HUF	Buy	03/19/2014	CSFB	8	8	–	–
HUF	Buy	03/19/2014	DEUT	562	530	–	(32)
HUF	Buy	03/19/2014	SCB	782	731	–	(51)
HUF	Sell	03/19/2014	BCLY	315	304	11	–
HUF	Sell	03/19/2014	BNP	323	304	19	–
HUF	Sell	03/19/2014	BOA	5,344	5,057	287	–
HUF	Sell	02/28/2014	JPM	891	849	42	–
IDR	Buy	03/20/2014	BNP	251	254	3	–
IDR	Buy	03/19/2014	BOA	1,390	1,370	–	(20)
IDR	Buy	03/20/2014	JPM	950	964	14	–
IDR	Buy	03/20/2014	UBS	12,598	12,614	16	–
IDR	Sell	03/20/2014	BCLY	850	859	–	(9)
IDR	Sell	03/20/2014	BNP	317	318	–	(1)
IDR	Sell	03/19/2014	BOA	5,970	5,979	–	(9)
IDR	Sell	03/19/2014	DEUT	977	951	26	–
IDR	Sell	03/20/2014	DEUT	2,808	2,792	16	–
ILS	Sell	03/19/2014	DEUT	37	37	–	–
INR	Buy	03/04/2014	BOA	167	166	–	(1)
INR	Buy	03/04/2014	SCB	1,072	1,081	9	–

7

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
ISN	Buy	02/06/2014	CBK	$429	$466	$37	$–
ISN	Buy	02/06/2014	CBK	1,013	972	–	(41)
ISN	Buy	04/15/2014	CBK	957	1,002	45	–
ISN	Buy	07/31/2014	CBK	1,104	1,092	–	(12)
ISN	Sell	02/06/2014	CBK	1,446	1,438	8	–
KRW	Buy	03/19/2014	BNP	239	236	–	(3)
KRW	Sell	03/19/2014	BCLY	2,319	2,355	–	(36)
KRW	Sell	03/19/2014	CBK	4,013	3,948	65	–
KZT	Buy	02/24/2014	JPM	1,395	1,397	2	–
KZT	Sell	02/24/2014	JPM	3,720	3,727	–	(7)
MXN	Buy	03/19/2014	BCLY	487	489	2	–
MXN	Buy	03/19/2014	BNP	2,850	2,793	–	(57)
MXN	Buy	03/19/2014	BOA	257	251	–	(6)
MXN	Buy	03/19/2014	CSFB	572	568	–	(4)
MXN	Buy	03/19/2014	HSBC	10,712	10,368	–	(344)
MXN	Buy	03/19/2014	MSC	270	268	–	(2)
MXN	Buy	03/19/2014	SCB	2,531	2,513	–	(18)
MXN	Sell	03/19/2014	BNP	618	600	18	–
MXN	Sell	03/19/2014	DEUT	913	895	18	–
MXN	Sell	03/19/2014	JPM	2,081	2,025	56	–
MXN	Sell	03/19/2014	MSC	2,129	2,097	32	–
MXN	Sell	03/19/2014	RBC	762	746	16	–
MXN	Sell	03/19/2014	UBS	1,771	1,721	50	–
MYR	Buy	03/19/2014	BNP	507	498	–	(9)
MYR	Buy	03/19/2014	BOA	1,911	1,898	–	(13)
MYR	Buy	03/19/2014	GSC	14,256	13,725	–	(531)
MYR	Buy	03/19/2014	SCB	528	518	–	(10)
MYR	Buy	03/19/2014	UBS	638	626	–	(12)
MYR	Sell	03/19/2014	BNP	591	575	16	–
MYR	Sell	03/19/2014	DEUT	2,345	2,303	42	–
MYR	Sell	03/19/2014	JPM	176	173	3	–
NGN	Buy	02/03/2014	JPM	674	675	1	–
NZD	Buy	03/19/2014	SCB	2,034	2,011	–	(23)
NZD	Buy	03/19/2014	WEST	135	133	–	(2)
NZD	Sell	03/19/2014	WEST	4,512	4,445	67	–
PEN	Buy	03/19/2014	BNP	1,311	1,302	–	(9)
PEN	Buy	03/19/2014	BOA	686	683	–	(3)
PEN	Buy	03/19/2014	SCB	382	382	–	–
PEN	Buy	03/19/2014	SSG	973	964	–	(9)
PEN	Buy	03/19/2014	UBS	686	683	–	(3)
PEN	Sell	03/19/2014	BNP	2,323	2,313	10	–
PEN	Sell	03/19/2014	BOA	2,323	2,313	10	–
PEN	Sell	03/19/2014	SCB	680	677	3	–
PEN	Sell	03/19/2014	UBS	2,322	2,312	10	–
PHP	Buy	03/19/2014	CBK	2,788	2,711	–	(77)
PHP	Buy	03/19/2014	SCB	235	230	–	(5)
PHP	Sell	03/19/2014	CBK	578	562	16	–
PLN	Buy	03/19/2014	BCLY	745	720	–	(25)
PLN	Buy	03/19/2014	BNP	1,549	1,534	–	(15)
PLN	Buy	03/19/2014	CBK	1,899	1,852	–	(47)
PLN	Buy	03/19/2014	DEUT	12,112	11,705	–	(407)
PLN	Buy	03/19/2014	JPM	667	646	–	(21)
PLN	Buy	03/19/2014	MSC	1,148	1,125	–	(23)
PLN	Buy	03/19/2014	SCB	413	399	–	(14)
PLN	Sell	02/03/2014	BNP	1,553	1,538	15	–
PLN	Sell	03/19/2014	BNP	494	478	16	–
PLN	Sell	03/19/2014	DEUT	6,917	6,686	231	–
PLN	Sell	03/19/2014	JPM	953	913	40	–
PLN	Sell	02/03/2014	MSC	1,152	1,129	23	–

8

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
PLN	Sell	03/19/2014	SCB	$462	$448	$14	$–
PLN	Sell	03/19/2014	UBS	254	245	9	–
RON	Buy	03/19/2014	CBK	359	355	–	(4)
RON	Buy	03/19/2014	SCB	1,576	1,547	–	(29)
RON	Sell	03/19/2014	CBK	448	434	14	–
RON	Sell	03/19/2014	DEUT	117	113	4	–
RON	Sell	02/28/2014	JPM	869	860	9	–
RON	Sell	03/19/2014	JPM	2,030	1,968	62	–
RUB	Buy	03/19/2014	BNP	529	499	–	(30)
RUB	Buy	03/19/2014	CBK	2,405	2,375	–	(30)
RUB	Buy	03/19/2014	DEUT	6,277	5,887	–	(390)
RUB	Buy	03/19/2014	SCB	273	256	–	(17)
RUB	Sell	03/19/2014	BNP	734	693	41	–
RUB	Sell	03/19/2014	CBK	94	88	6	–
RUB	Sell	03/19/2014	DEUT	2,714	2,545	169	–
RUB	Sell	03/19/2014	JPM	647	639	8	–
THB	Buy	03/19/2014	BCLY	530	530	–	–
THB	Buy	03/19/2014	BNP	506	501	–	(5)
THB	Buy	03/19/2014	BOA	1,047	1,042	–	(5)
THB	Buy	03/19/2014	GSC	16,042	15,676	–	(366)
THB	Buy	03/19/2014	SCB	518	521	3	–
THB	Buy	03/19/2014	UBS	745	743	–	(2)
THB	Sell	03/19/2014	BNP	517	506	11	–
TRY	Buy	03/19/2014	BCLY	531	500	–	(31)
TRY	Buy	03/19/2014	BNP	374	345	–	(29)
TRY	Buy	02/04/2014	JPM	128	128	–	–
TRY	Buy	03/19/2014	JPM	274	273	–	(1)
TRY	Buy	03/19/2014	RBS	10,342	9,324	–	(1,018)
TRY	Buy	03/19/2014	SCB	2,569	2,578	9	–
TRY	Buy	03/19/2014	SCB	2,101	2,013	–	(88)
TRY	Sell	03/19/2014	BNP	557	506	51	–
TRY	Sell	03/19/2014	RBS	2,188	1,973	215	–
ZAR	Buy	03/19/2014	BNP	301	284	–	(17)
ZAR	Buy	03/19/2014	BOA	10,372	9,717	–	(655)
ZAR	Buy	03/19/2014	JPM	1,327	1,294	–	(33)
ZAR	Buy	02/04/2014	MSC	416	417	1	–
ZAR	Buy	03/19/2014	SCB	3,968	3,898	–	(70)
ZAR	Sell	03/19/2014	BCLY	923	929	–	(6)
ZAR	Sell	03/19/2014	BNP	367	344	23	–
ZAR	Sell	03/19/2014	DEUT	99	93	6	–
ZAR	Sell	03/19/2014	JPM	300	280	20	–
ZAR	Sell	03/19/2014	MSC	414	415	–	(1)
						$3,428	$(6,012)

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014

		Notional	(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues:
Buy protection:
China (People's Republic of)	BCLY	$650	(1.00)% / 0.72%	12/20/17	$–	$(8)	$(7)	$1	$–
China (People's Republic of)	BCLY	580	(1.00)% / 0.67%	09/20/17	12	–	(7)	–	(19)
China (People's Republic of)	BOA	465	(1.00)% / 0.72%	12/20/17	–	(6)	(5)	1	–
China (People's Republic of)	DEUT	51	(1.00)% / 0.67%	09/20/17	1	–	–	–	(1)
China (People's Republic of)	DEUT	1,115	(1.00)% / 0.67%	09/20/17	–	–	(13)	–	(13)
Total					$13	$(14)	$(32)	$2	$(33)

9

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014 - (continued)

		Notional	(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues: - (continued)
Sell protection:
China (People's Republic of)	BCLY	$650	1.00% / 0.21%	12/20/14	$12	$–	$5	$–	$(7)
China (People's Republic of)	BOA	451	1.00% / 0.21%	12/20/14	8	–	3	–	(5)
China (People's Republic of)	DEUT	1,100	1.00% / 0.20%	09/20/14	15	–	5	–	(10)
Total					$35	$–	$13	$–	$(22)
Total single-name issues					$48	$(14)	$(19)	$2	$(55)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Over-the-Counter Interest Rate Swap Contracts Outstanding at January 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount (a)		Date	Paid	Received	Value ╪	Asset	Liability
BCLY	3.05% Fixed	KRW CD KSDA	KRW	1,085,714	09/06/22	$–	$–	$24	$24	$–
BCLY	3.44% Fixed	KRW CD KSDA	KRW	264,538	07/03/22	–	–	(2)	–	(2)
BCLY	3.69% Fixed	KRW CD KSDA	KRW	99,625	08/12/31	–	–	(2)	–	(2)
BOA	3.27% Fixed	KRW CD KSDA	KRW	2,449,505	12/04/22	–	–	36	36	–
BOA	BZDIOVRA	10.00% Fixed	BRL	2,644	01/04/21	–	–	(232)	–	(232)
BOA	BZDIOVRA	8.23% Fixed	BRL	7,941	01/02/15	–	–	(91)	–	(91)
BOA	BZDIOVRA	8.95% Fixed	BRL	1,873	01/02/23	–	–	(294)	–	(294)
BOA	MXIBTIIE	6.65% Fixed	MXN	15,975	12/06/23	–	–	(28)	–	(28)
DEUT	2.30% Fixed	CLICP Camara	CLP	115,870	12/06/17	–	–	(11)	–	(11)
DEUT	2.33% Fixed	CLICP Camara	CLP	115,895	12/07/17	–	–	(11)	–	(11)
DEUT	3.10% Fixed	KRW CD KSDA	KRW	1,003,708	08/31/32	–	–	57	57	–
DEUT	3.24% Fixed	KRW CD KSDA	KRW	1,591,985	12/04/22	–	–	25	25	–
DEUT	3.27% Fixed	KRW CD KSDA	KRW	7,547,086	08/23/22	–	–	103	103	–
DEUT	3.71% Fixed	KRW CD KSDA	KRW	275,100	11/03/31	–	–	(7)	–	(7)
DEUT	3.79% Fixed	KRW CD KSDA	KRW	598,543	04/03/22	–	–	(19)	–	(19)
DEUT	BZDIOVRA	10.50% Fixed	BRL	333	01/02/17	–	–	(3)	–	(3)
DEUT	BZDIOVRA	10.55% Fixed	BRL	692	01/02/17	–	–	(6)	–	(6)
DEUT	BZDIOVRA	10.61% Fixed	BRL	347	01/02/17	–	–	(3)	–	(3)
DEUT	BZDIOVRA	9.12% Fixed	BRL	7,875	01/02/17	–	–	(327)	–	(327)
DEUT	CLICP Camara	5.35% Fixed	CLP	115,870	12/06/17	–	–	7	7	–
DEUT	CLICP Camara	5.37% Fixed	CLP	115,895	12/07/17	–	–	7	7	–
DEUT	KRW CD KSDA	2.65% Fixed	KRW	4,961,760	09/06/15	–	–	(6)	–	(6)
DEUT	KRW CD KSDA	2.73% Fixed	KRW	4,961,445	09/03/15	–	–	–	–	–
GSC	1.38% Fixed	6M CZK PRIBOR	CZK	20,820	03/20/23	–	–	37	37	–
GSC	1.45% Fixed	6M CZK PRIBOR	CZK	21,335	03/20/23	–	–	31	31	–
GSC	1.56% Fixed	6M CZK PRIBOR	CZK	47,600	03/20/23	–	–	47	47	–
GSC	2.13% Fixed	CLICP Camara	CLP	120,660	09/10/17	–	–	(12)	–	(12)
GSC	2.15% Fixed	CLICP Camara	CLP	244,290	11/20/17	–	–	(22)	–	(22)
GSC	2.18% Fixed	6M CZK PRIBOR	CZK	27,050	06/08/22	–	–	8	8	–
GSC	2.19% Fixed	CLICP Camara	CLP	244,440	11/23/17	–	–	(23)	–	(23)
GSC	2.23% Fixed	6M CZK PRIBOR	CZK	40,358	09/07/22	–	–	14	14	–
GSC	3M JIBAR	7.00% Fixed	ZAR	7,109	08/21/27	–	–	(112)	–	(112)
GSC	BZDIOVRA	10.64% Fixed	BRL	2,177	01/02/17	–	–	(86)	–	(86)

10

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Interest Rate Swap Contracts Outstanding at January 31, 2014 - (continued)

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount (a)		Date	Paid	Received	Value ╪	Asset	Liability
GSC	CLICP Camara	5.02% Fixed	CLP	120,700	09/10/17	$–	$–	$5	$5	$–
GSC	CLICP Camara	5.15% Fixed	CLP	261,610	11/20/17	–	–	13	13	–
GSC	CLICP Camara	5.22% Fixed	CLP	261,605	11/23/17	–	–	14	14	–
JPM	2.08% Fixed	6M CZK PRIBOR	CZK	53,650	12/19/22	–	–	47	47	–
JPM	2.12% Fixed	6M CZK PRIBOR	CZK	46,075	03/21/23	–	–	43	43	–
JPM	2.18% Fixed	6M CZK PRIBOR	CZK	12,640	08/21/22	–	–	5	5	–
JPM	2.23% Fixed	6M CZK PRIBOR	CZK	12,645	08/21/22	–	–	4	4	–
JPM	2.25% Fixed	6M CZK PRIBOR	CZK	18,965	08/21/22	–	–	5	5	–
JPM	2.30% Fixed	6M CZK PRIBOR	CZK	33,954	08/21/22	–	–	6	6	–
JPM	2.32% Fixed	6M CZK PRIBOR	CZK	6,940	08/21/22	–	–	1	1	–
JPM	2.34% Fixed	6M CZK PRIBOR	CZK	15,650	05/21/22	–	–	(2)	–	(2)
JPM	2.39% Fixed	6M CZK PRIBOR	CZK	11,440	05/21/22	–	–	(3)	–	(3)
JPM	3M JIBAR	8.03% Fixed	ZAR	12,835	08/18/23	–	–	(64)	–	(64)
JPM	4.13% Fixed	KRW CD KSDA	KRW	371,000	06/21/31	–	–	(29)	–	(29)
JPM	6M CZK PRIBOR	0.92% Fixed	CZK	39,210	11/06/17	–	–	1	1	–
MSC	2.58% Fixed	6M CZK PRIBOR	CZK	8,000	05/09/22	–	–	(5)	–	(5)
MSC	2.60% Fixed	6M CZK PRIBOR	CZK	34,520	05/09/22	–	–	(25)	–	(25)
MSC	BZDIOVRA	10.22% Fixed	BRL	2,606	01/04/21	–	–	(212)	–	(212)
						$–	$–	$(1,097)	$540	$(1,637)

(a)	Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	EURO
HUF	Hungarian Forint
IDR	Indonesian New Rupiah

11

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Currency Abbreviations: - (continued)
ILS	Israeli New Shekel
INR	Indian Rupee
ISN	Icelandic Krona
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish New Zloty
RON	New Romanian Leu
RUB	New Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CD	Certificate of Deposit
CLICP	Sinacofi Chile Interbank Offered Rate
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
PRIBOR	Prague Interbank Offered Rate

Credit Exposure

as of January 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.0%
Aa / AA	2.3
A	12.6
Baa / BBB	38.2
Ba / BB	17.4
B	4.5
Caa / CCC or Lower	0.2
Not Rated	16.6
Non-Debt Securities and Other Short-Term Instruments	8.0
Other Assets and Liabilities	0.2
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

12

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	86,000	–	84,556	1,444
Foreign Government Obligations	163,719	–	163,719	–
Short-Term Investments	21,647	–	21,647	–
Total	$271,366	$–	$269,922	$1,444
Credit Default Swaps *	2	–	2	–
Foreign Currency Contracts *	3,428	–	3,428	–
Futures *	168	168	–	–
Interest Rate Swaps *	540	–	540	–
Total	$4,138	$168	$3,970	$–
Liabilities:
Credit Default Swaps *	55	–	55	–
Foreign Currency Contracts *	6,012	–	6,012	–
Interest Rate Swaps *	1,637	–	1,637	–
Total	$7,704	$–	$7,704	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Corporate Bonds and Foreign Government Obligations	$2,216	$116	$(156	)*	$1	$1,470	$(2,203)	$—	$—	$1,444
Total	$2,216	$116	$(156)		$1	$1,470	$(2,203)	$—	$—	$1,444

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(26).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

13

The Hartford Emerging Markets Research Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.8%
	Argentina - 0.5%
14	Mercadolibre, Inc.	$1,360

	Brazil - 4.5%
240	CETIP S.A. - Mercados Organizado	2,296
132	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,201
40	Cia Paranaense de Energia-Copel	455
75	CVC Brasil Operadora e Agencia De Viagens S. A. ●	444
143	Hypermarcas S.A.	905
67	Itau Unibanco Banco Multiplo S.A. ADR	825
14	Localiza Rent a Car S.A.	173
706	Petroleo Brasileiro S.A.	4,299
43	Raia Drogasil S.A.	257
65	Souza Cruz S.A.	569
		11,424
	Canada - 0.2%
257	Ivanhoe Mines Ltd. ⌂●	374

	Cayman Islands - 0.4%
488	HC International, Inc. ●	1,101

	Chile - 0.1%
42	S.A.C.I. Falabella	332

	China - 19.6%
29	21Vianet Group, Inc. ADR ●	651
6,328	AMVIG Holdings Ltd.	2,600
1,732	Angang Steel Co., Ltd.	1,102
409	Anta Sports Products Ltd.	597
4	Baidu, Inc. ADR ●	572
4,659	China Construction Bank	3,228
344	China Mobile Ltd.	3,283
1,760	China Pacific Insurance Co., Ltd.	6,391
3,158	China Petroleum & Chemical Corp. Class H	2,495
339	ENN Energy Holdings Ltd.	2,193
7,253	GOME Electrical Appliances Holdings Ltd.	1,257
5,262	Greatview Aseptic Packaging Co., Ltd.	2,914
2,566	Guangdong Investment Ltd.	2,367
1,676	Huabao International Holdings Ltd.	849
4,902	Industrial & Commercial Bank of China Ltd.	3,022
590	Intime Retail Group Co., Ltd.	592
532	Lenovo Group Ltd.	686
4,248	PetroChina Co., Ltd.	4,095
380	Shandong Weigao Group Medical Polymer Co., Ltd.	448
262	Sinopharm Medicine Holding Co., Ltd.	739
169	Sun Art Retail Group Ltd.	221
1,713	Sunny Optical Technology Group	1,396
111	Tencent Holdings Ltd.	7,789
		49,487
	Czech Republic - 0.9%
10	Komercni Banka A.S.	2,140

	Greece - 3.6%
275	Hellenic Telecommunications Organization S.A.	4,016
280	Motor Oil Hellas Corinth Refineries S.A.	3,226
1,898	Solar Capital Ltd. ●	1,722
		8,964
	Hong Kong - 6.1%
377	AAC Technologies Holdings, Inc.	1,615
585	Ajisen (China) Holdings Ltd. ☼	691
6,111	Fosun International	6,570
782	Ju Teng International Holdings	519
409	Kerry Logistics Network LTD ●	691
909	Kingboard Chemical Holdings Ltd.	2,031
87	MGM China Holdings Ltd.	340
272	NagaCorp Ltd.	260
2,016	Towngas China Co., Ltd.	2,346
92	Wynn Macau Ltd.	389
		15,452
	India - 8.1%
27	Dr. Reddy's Laboratories Ltd. ADR	1,126
15	Glaxosmithkline Consumer Healthcare Ltd.	1,025
68	HCL Technologies Ltd.	1,591
228	ICICI Bank Ltd.	3,584
456	Idea Cellular Ltd.	1,041
109	ING Vysya Bank Ltd.	909
583	ITC Ltd.	3,025
232	Jyothy Laboratories Ltd.	797
6	Marico Kaya Enterprises, Ltd. ⌂●†	10
276	Marico Ltd.	942
143	Reliance Industries Ltd.	1,896
77	Sun Pharmaceutical Industries Ltd.	725
85	Tata Consultancy Services Ltd.	3,037
18	United Spirits Ltd.	710
		20,418
	Kazakhstan - 0.7%
102	KCell JSC GDR ■	1,674

	Kenya - 0.6%
11,361	Safaricom Ltd.	1,445

	Malaysia - 3.8%
694	AMMB Holdings Berhad	1,519
680	Axiata Group Berhad	1,333
20	British American Tobacco Malaysia Berhad	369
928	Genting Malaysia Berhad	1,207
1,475	MY EG Services BHD	1,174
150	Petronas Dagangan Berhad	1,373
771	UMW Holdings Berhad	2,730
		9,705
	Mexico - 1.0%
93	America Movil S.A.B. de C.V. ADR	1,978
316	Concentradora Fibra Hotelera	512
		2,490
	Nigeria - 0.9%
16,000	Zenith Bank plc	2,308

	Papua New Guinea - 0.1%
61	New Britain Palm Oil Ltd.	336

	Philippines - 2.4%
2,043	Ayala Land, Inc.	1,176
3,201	LT Group, Inc. ☼	1,296
1,023	Metropolitan Bank & Trust Co.	1,709

1

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.8% - (continued)
	Philippines - 2.4% - (continued)
5,277	Pepsi-Cola Products Phlippines	$503
3,236	Robinsons Land Corp.	1,417
		6,101
	Poland - 1.6%
32	Bank Pekao S.A.	1,860
1,109	Polskie Gornictwo Naftowe I	1,629
111	TVA S.A.	545
		4,034
	Russia - 3.2%
26	Mail.ru Group Ltd. §	982
43	MegaFon OAO GDR §	1,273
42	MMC Norilsk Nickel OJSC ADR	643
442	OAO Rosneft Oil Co. GDR §‡	3,035
73	Sberbank of Russia ■	786
121	Sberbank of Russia ADR	1,301
		8,020
	Singapore - 0.4%
433	Petra Foods Ltd.	1,099

	South Africa - 4.8%
85	Adcock Ingram Holdings Ltd.	518
381	Discovery Ltd. ☼	2,580
18	Imperial Holdings Ltd.	293
46	Naspers Ltd. ☼	4,703
623	Old Mutual plc	1,769
833	RMI Holdings	1,841
55	Woolworths Holdings Ltd.	299
		12,003
	South Korea - 14.3%
76	Coway Co., Ltd.	4,913
19	Doosan Corp.	2,391
4	E-Mart Co., Ltd.	932
75	GS Holdings Corp. ●	3,549
158	Hana Financial Holdings	5,984
106	Hynix Semiconductor, Inc. ●	3,692
4	Hyundai Department Store Co., Ltd.	505
16	Hyundai Hysco ●	564
11	Hyundai Mobis Co., Ltd. ●	3,009
7	Hyundai Motor Co., Ltd.	1,443
11	Korea Electric Power Corp. ●	363
76	Korea Electric Power Corp. ADR	1,233
5	LG Chem Ltd.	1,222
113	Shinhan Financial Group Co., Ltd. ●	4,764
35	Shinhan Financial Group Co., Ltd. ADR	1,433
		35,997
	Sri Lanka - 0.3%
78	Ceylon Tobacco Co. plc	763

	Taiwan - 7.9%
78	Advantech Co., Ltd.	487
80	Catcher Technology Co., Ltd.	531
517	Delta Electronics, Inc.	2,829
3,308	Far Eastern New Century Corp.	3,411
16	Hermes Microvision, Inc.	466
12	Largan Precision Co., Ltd.	461
326	Lite-On Technology Corp.	483
1,716	Oriental Union Chemical Corp.	1,711
222	Pchome Online, Inc.	1,540
2,228	Taiwan Semiconductor Manufacturing Co., Ltd.	7,672
441	Vanguard International Semiconductor Corp.	482
		20,073
	Thailand - 4.3%
24	Bangkok Bank plc	122
523	Bangkok Bank Public Co. NVDR	2,711
441	Kasikornbank PCL	2,267
1,498	Precious Shipping Public Co., Ltd.	906
1,871	PTT Chemical Public Co., Ltd.	4,027
1,437	Supalai Public Co., Ltd.	698
		10,731
	Turkey - 1.1%
94	Tupras-Turkiye Petrol Rafinerileri A.S.	1,549
272	Turkcell Iletisim Hizmetleri A.S. ●	1,346
		2,895
	United Kingdom - 2.4%
190	Tullow Oil plc	2,460
272	Vedanta Resources plc	3,593
		6,053
	Total common stocks
	(cost $230,673)	$236,779

PREFERRED STOCKS - 1.1%
	Brazil - 1.1%
162	Banco Itau Holding	$2,033
70	Cia Paranaense de Energie	812
		2,845
	Total preferred stocks
	(cost $3,415)	$2,845

WARRANTS - 1.4%
	Russia - 1.2%
1,694	Micex AP Generis ⌂■	$2,959

	United Kingdom - 0.2%
26	British American Tobacco ⌂	644

	Total warrants
	(cost $3,176)	$3,603

EXCHANGE TRADED FUNDS - 3.5%
	United States - 3.5%
190	iShares Core MSCI Emerging Markets ETF	$8,720

	Total exchange traded funds
	(cost $8,998)	$8,720

	Total long-term investments
	(cost $246,262)	$251,947

2

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $246, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $250)
$246	0.02%, 1/31/2014		$246
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $81,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $83)
81	0.02%, 1/31/2014		81
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $211, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $215)
211	0.03%, 1/31/2014		211
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $224, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $228)
223	0.02%, 1/31/2014		223
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $491,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
	0.25% - 3.75%, 2015 - 2023, value of $501)
491	0.02%, 1/31/2014		491
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $65, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $67)
65	0.03%, 1/31/2014		65
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $55, collateralized by U.S. Treasury Note 2.63%, 2014, value of $56)
55	0.02%, 1/31/2014		55
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$466, collateralized by FFCB 0.14%, 2015,
FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $475)
466	0.03%, 1/31/2014		466
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $4, collateralized by U.S. Treasury Note 2.38%, 2015, value of $4)
4	0.01%, 1/31/2014		4
			1,842
	Total short-term investments
	(cost $1,842)		$1,842

	Total investments
	(cost $248,104) ▲	100.5%	$253,789
	Other assets and liabilities	(0.5)%	(1,172)
	Total net assets	100.0%	$252,617

3

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $249,824 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,873
Unrealized Depreciation	(16,908)
Net Unrealized Appreciation	$3,965

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $10, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $5,419, which represents 2.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $5,290, which represents 2.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $651 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2013 - 07/2013	26	British American Tobacco Warrants	$381
08/2013 - 09/2013	257	Ivanhoe Mines Ltd.	500
01/2013 - 06/2013	6	Marico Kaya Enterprises, Ltd.	167
04/2013 - 01/2014	1,694	Micex AP Generis Warrants - 144A	2,795

At January 31, 2014, the aggregate value of these securities was $3,987, which represents 1.6% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Buy	02/04/2014	JPM	$253	$254	$1	$–
EUR	Buy	02/05/2014	SSG	152	152	–	–
GBP	Buy	02/05/2014	SSG	133	133	–	–
HKD	Buy	02/04/2014	NAB	56	56	–	–
HKD	Buy	02/05/2014	UBS	194	194	–	–
MYR	Sell	02/04/2014	JPM	45	45	–	–
PHP	Buy	02/03/2014	JPM	34	34	–	–
ZAR	Buy	02/07/2014	BOA	154	154	–	–

4

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
ZAR	Buy	02/03/2014	GSC	$10	$10	$–	$–
ZAR	Buy	02/05/2014	JPM	113	114	1	–
ZAR	Sell	02/06/2014	BNP	257	259	–	(2)
						$2	$(2)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
NAB	National Australia Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
MYR	Malaysian Ringgit
PHP	Philippine Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.7%
Consumer Staples	5.5
Energy	11.8
Financials	29.7
Health Care	1.4
Industrials	3.0
Information Technology	16.1
Materials	10.4
Services	6.9
Utilities	4.3
Total	99.8%
Short-Term Investments	0.7
Other Assets and Liabilities	(0.5)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

5

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$1,360	$1,360	$–	$–
Brazil	11,424	11,424	–	–
Canada	374	374	–	–
Cayman Islands	1,101	1,101	–	–
Chile	332	332	–	–
China	49,487	6,737	42,750	–
Czech Republic	2,140	–	2,140	–
Greece	8,964	3,226	5,738	–
Hong Kong	15,452	691	14,761	–
India	20,418	4,002	16,406	10
Kazakhstan	1,674	1,674	–	–
Kenya	1,445	–	1,445	–
Malaysia	9,705	369	9,336	–
Mexico	2,490	2,490	–	–
Nigeria	2,308	–	2,308	–
Papua New Guinea	336	336	–	–
Philippines	6,101	–	6,101	–
Poland	4,034	–	4,034	–
Russia	8,020	6,719	1,301	–
Singapore	1,099	1,099	–	–
South Africa	12,003	518	11,485	–
South Korea	35,997	2,666	33,331	–
Sri Lanka	763	–	763	–
Taiwan	20,073	–	20,073	–
Thailand	10,731	–	10,731	–
Turkey	2,895	–	2,895	–
United Kingdom	6,053	–	6,053	–
Total	236,779	45,118	191,651	10
Exchange Traded Funds	8,720	8,720	–	–
Preferred Stocks	2,845	2,845	–	–
Warrants	3,603	3,603	–	–
Short-Term Investments	1,842	–	1,842	–
Total	$253,789	$60,286	$193,493	$10
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–
Liabilities:
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–

♦	For the three-month period ended January 31, 2014, investments valued at $4,211 were transferred from Level 1 to Level 2, and investments valued at $11,611 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Common Stocks	$—	$—	$(157	)*	$—	$167	$—	$—	$—	$10
Total	$—	$—	$(157)		$—	$167	$—	$—	$—	$10

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(157).

7

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9%
	Banks - 10.2%
1,073	BB&T Corp.	$40,155
467	M&T Bank Corp.	52,064
1,051	PNC Financial Services Group, Inc.	83,937
1,026	US Bancorp	40,759
2,717	Wells Fargo & Co.	123,175
		340,090
	Capital Goods - 10.8%
403	3M Co.	51,686
72	Caterpillar, Inc.	6,771
952	Eaton Corp. plc	69,588
2,359	General Electric Co.	59,279
409	Illinois Tool Works, Inc.	32,235
78	Lockheed Martin Corp.	11,735
387	Schneider Electric S.A.	31,186
6	Stanley Black & Decker, Inc.	488
862	United Technologies Corp.	98,246
		361,214
	Commercial and Professional Services - 0.6%
528	Waste Management, Inc.	22,041

	Consumer Durables and Apparel - 0.8%
687	Mattel, Inc.	26,001

	Consumer Services - 0.8%
285	McDonald's Corp.	26,871

	Diversified Financials - 6.0%
348	Ameriprise Financial, Inc.	36,737
197	BlackRock, Inc.	59,236
1,875	JP Morgan Chase & Co.	103,775
		199,748
	Energy - 12.2%
560	BP plc ADR	26,254
1,026	Chevron Corp.	114,568
381	ConocoPhillips Holding Co.	24,714
1,164	Exxon Mobil Corp.	107,237
618	Occidental Petroleum Corp.	54,113
773	Royal Dutch Shell plc Class B	28,267
1,636	Suncor Energy, Inc.	53,720
		408,873
	Food and Staples Retailing - 1.3%
262	Sysco Corp.	9,202
446	Wal-Mart Stores, Inc.	33,306
		42,508
	Food, Beverage and Tobacco - 5.7%
298	Anheuser-Busch InBev N.V. ADR	28,546
283	Diageo plc ADR	33,997
939	Kraft Foods Group, Inc.	49,146
463	Philip Morris International, Inc.	36,185
1,108	Unilever N.V. NY Shares ADR	41,376
		189,250
	Health Care Equipment and Services - 1.0%
484	Baxter International, Inc.	33,058

	Household and Personal Products - 0.5%
208	Procter & Gamble Co.	15,914

	Insurance - 6.5%
746	ACE Ltd.	69,946
555	Chubb Corp.	46,961
2,208	Marsh & McLennan Cos., Inc.	100,935
		217,842
	Materials - 3.7%
806	Dow Chemical Co.	36,689
460	E.I. DuPont de Nemours & Co.	28,057
698	International Paper Co.	33,305
520	Nucor Corp.	25,165
		123,216
	Media - 2.2%
873	Thomson Reuters Corp.	31,468
1,987	WPP plc	41,641
		73,109
	Pharmaceuticals, Biotechnology and Life Sciences - 12.3%
473	AstraZeneca plc ADR	30,027
147	Bristol-Myers Squibb Co.	7,365
1,559	Johnson & Johnson	137,903
2,083	Merck & Co., Inc.	110,321
2,030	Pfizer, Inc.	61,702
239	Roche Holding AG	65,513
		412,831
	Real Estate - 0.7%
531	Plum Creek Timber Co., Inc. REIT	22,869

	Retailing - 2.0%
862	Home Depot, Inc.	66,249

	Semiconductors and Semiconductor Equipment - 5.3%
1,280	Analog Devices, Inc.	61,765
2,301	Intel Corp.	56,460
579	Maxim Integrated Products, Inc.	17,513
384	Texas Instruments, Inc.	16,291
528	Xilinx, Inc.	24,490
		176,519
	Software and Services - 3.4%
2,206	Microsoft Corp.	83,508
1,466	Symantec Corp.	31,386
		114,894
	Technology Hardware and Equipment - 1.7%
2,530	Cisco Systems, Inc.	55,443

	Telecommunication Services - 2.5%
1,592	Verizon Communications, Inc.	76,458
198	Vodafone Group plc ADR	7,332
		83,790
	Transportation - 1.1%
398	United Parcel Service, Inc. Class B	37,880

	Utilities - 5.6%
3,894	National Grid plc	50,412
323	NextEra Energy, Inc.	29,699
749	Northeast Utilities	32,825
950	UGI Corp.	41,239

1

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Utilities - 5.6% - (continued)
1,121	Xcel Energy, Inc.		$32,405
			186,580
	Total common stocks
	(cost $2,702,790)		$3,236,790

	Total long-term investments
	(cost $2,702,790)		$3,236,790

SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreements - 2.8%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $12,542, collateralized by U.S.
Treasury Bill 0.07% - .14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $12,793)
$12,542	0.02%, 1/31/2014		$12,542
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $4,139,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041
	- 2042, value of $4,222)
4,139	0.02%, 1/31/2014		4,139
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $10,778, collateralized by
FHLB 0.88%, 2017, FHLMC 0.05% -
5.50%, 2014 - 2043, FNMA 2.00% -
3.50%, 2025 - 2028, GNMA 3.50%, 2042 -
2043, U.S. Treasury Note 2.38%, 2014,
	value of $10,994)
10,778	0.03%, 1/31/2014		10,778
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $11,417, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $11,646)
11,417	0.02%, 1/31/2014		11,417
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $25,073,
collateralized by U.S. Treasury Bill 0.06%
- 0.10%, 2014, U.S. Treasury Bond 3.00%
- 8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$25,574)
25,073	0.02%, 1/31/2014		25,073
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $3,332,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021
- 2043, GNMA 3.00% - 6.00%, 2037
	- 2053, value of $3,398)
3,332	0.03%, 1/31/2014		3,332
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $2,787, collateralized by U.S. Treasury Note 2.63%, 2014, value of $2,843)
2,787	0.02%, 1/31/2014		2,787
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $23,803, collateralized by FFCB
0.14%, 2015, FHLB 0.55%, 2017, FHLMC
3.00% - 4.38%, 2015 - 2043, FNMA
2.50% - 4.50%, 2025 - 2043, value of
	$24,279)
23,803	0.03%, 1/31/2014		23,803
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $218, collateralized by U.S. Treasury Note 2.38%, 2015, value of $223)
218	0.01%, 1/31/2014		218
			94,089
	Total short-term investments
	(cost $94,089)		$94,089

	Total investments
	(cost $2,796,879) ▲	99.7%	$3,330,879
	Other assets and liabilities	0.3%	9,204
	Total net assets	100.0%	$3,340,083

2

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $2,805,459 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$547,606
Unrealized Depreciation	(22,186)
Net Unrealized Appreciation	$525,420

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Buy	02/04/2014	GSC	$335	$334	$–	$(1)
EUR	Buy	02/04/2014	BNP	171	170	–	(1)
GBP	Buy	02/04/2014	JPM	653	651	–	(2)
						$–	$(4)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
CHF	Swiss Franc
EUR	EURO
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	5.8%
Consumer Staples	7.5
Energy	12.2
Financials	23.4
Health Care	13.3
Industrials	12.5
Information Technology	10.4
Materials	3.7
Services	2.5
Utilities	5.6
Total	96.9%
Short-Term Investments	2.8
Other Assets and Liabilities	0.3
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$3,236,790	$3,019,771	$217,019	$–
Short-Term Investments	94,089	–	94,089	–
Total	$3,330,879	$3,019,771	$311,108	$–
Liabilities:
Foreign Currency Contracts *	4	–	4	–
Total	$4	$–	$4	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 7.0%
		Accommodation and Food Services - 0.3%
		NH Hoteles S.A.
EUR	5,545	6.88%, 11/15/2019 ■	$7,927
		Sugarhouse HSP Gaming Prop Mezz L.P.
	10,575	6.38%, 06/01/2021 ■‡	10,232
		Wynn Macau Ltd.
	7,000	5.25%, 10/15/2021 ■	7,000
			25,159
		Arts, Entertainment and Recreation - 0.7%
		CCO Holdings LLC
	3,240	5.25%, 09/30/2022	3,115
		Chester Downs & Marina LLC
	10,189	9.25%, 02/01/2020 ■‡	10,011
		Cirsa Funding Luxembourg S.A.
EUR	5,000	8.75%, 05/15/2018 ■	6,811
		Gray Television, Inc.
	4,785	7.50%, 10/01/2020	5,108
		Great Canadian Gaming Co.
CAD	6,615	6.63%, 07/25/2022 ■‡	6,288
		Sinclair Television Group, Inc.
	11,000	5.38%, 04/01/2021 ‡	10,890
		Snai S.p.A.
EUR	5,885	7.63%, 06/15/2018 ■	8,036
			50,259
		Chemical Manufacturing - 0.4%
		Hexion U.S. Finance Corp.
	14,816	6.63%, 04/15/2020 ‡	15,371
		MPM Escrow LLC/MPM Finance Corp.
	11,050	8.88%, 10/15/2020 ‡	11,796
			27,167
		Computer and Electronic Product Manufacturing - 0.3%
		Alcatel-Lucent USA Inc.
	7,535	6.75%, 11/15/2020 ■	7,723
		NXP B.V./NXP Funding LLC
	4,250	5.75%, 02/15/2021 ■‡	4,399
		Polish Television Holdings B.V.
EUR	4,845	11.00%, 01/15/2021 ■Þ	7,229
			19,351
		Finance and Insurance - 1.4%
		Banco Bilbao Vizcaya Argentaria S.A.
	6,800	9.00%, 05/09/2018 §♠Δ	7,106
		Bank of Ireland
EUR	4,925	10.00%, 07/30/2016 §	7,076
		Barclays Bank plc
	7,025	8.25%, 12/15/2018 ۞♠	7,238
		Corrections Corp. of America
	6,655	4.13%, 04/01/2020 ‡	6,439
		Credit Agricole S.A.
	5,350	7.88%, 01/23/2024 ■♠	5,430
		Intesa Sanpaolo
EUR	4,800	9.50%, 10/29/2049 §	7,056
		Kion Finance S.A.
EUR	4,000	4.72%, 02/15/2020 ■Δ	5,476
EUR	8,580	6.75%, 02/15/2020 ■	12,614
		Nuveen Investments, Inc.
	10,545	9.13%, 10/15/2017 ■‡	10,809
	540	9.50%, 10/15/2020 ■	557
		Rivers Pittsburgh L.P.
	6,036	9.50%, 06/15/2019 ■‡	6,579
		Societe Generale
	5,000	7.88%, 12/18/2023 ■♠	5,075
	6,825	8.25%, 11/29/2018 §♠	7,272
		Turkiye Garanti Bankasi A.S.
	3,000	5.25%, 09/13/2022 §	2,696
		TVN Finance Corp. II AB
EUR	5,535	7.38%, 12/15/2020 ■	8,044
			99,467
		Food Manufacturing - 0.1%
		Pinnacle Foods Finance LLC
	6,200	4.88%, 05/01/2021	5,859
		Post Holdings, Inc.
	4,200	6.75%, 12/01/2021 ■	4,399
			10,258
		Health Care and Social Assistance - 0.3%
		Biomet, Inc.
	5,015	6.50%, 08/01/2020	5,347
		Community Health Systems, Inc.
	5,265	7.13%, 07/15/2020	5,607
		Salix Pharmaceuticals Ltd.
	1,585	6.00%, 01/15/2021 ■	1,653
		Tenet Healthcare Corp.
	6,305	6.00%, 10/01/2020 ■	6,636
			19,243
		Information - 1.9%
		Altice Financing S.A.
	5,970	6.50%, 01/15/2022 ■	6,468
		Ancestry.com, Inc.
	3,100	9.63%, 10/15/2018 ■	3,232
		Cerved Technologies S.p.A.
EUR	2,500	5.66%, 01/15/2019 ■Δ	3,412
		Eagle Midco, Inc.
	3,750	9.00%, 06/15/2018 ■Þ	3,919
		Epicor Software Corp.
	4,000	8.63%, 05/01/2019 ‡	4,340
		Equiniti Bondco plc
GBP	7,000	6.27%, 12/15/2018 ■Δ	11,709
		First Data Corp.
	8,625	6.75%, 11/01/2020 ■‡	9,078
	8,000	8.25%, 01/15/2021 ■‡	8,480
		Intelsat Jackson Holdings S.A.
	2,980	5.50%, 08/01/2023 ■	2,846
		Intelsat Luxembourg S.A.
	8,270	7.75%, 06/01/2021 ■	8,869
		Level 3 Financing, Inc.
	9,000	3.85%, 01/15/2018 ■Δ	9,135
	1,825	6.13%, 01/15/2021 ■	1,866
		Nara Cable Funding II Ltd.
EUR	6,550	8.50%, 03/01/2020 ■	10,469
		NII International Telecom S.a.r.l.
	3,385	7.88%, 08/15/2019 ■	2,539
	3,135	11.38%, 08/15/2019 ■‡	2,602
		Sprint Corp.
	4,935	7.25%, 09/15/2021 ■	5,317
		UPC Holding B.V.
EUR	6,500	6.75%, 03/15/2023 ■	9,056

1

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 7.0% - (continued)
		Information - 1.9% - (continued)
		Wind Acquisition Finance S.A.
EUR	13,375	5.55%, 04/30/2019 ■Δ	$18,400
	12,500	7.25%, 02/15/2018 ■‡	13,094
			134,831
		Machinery Manufacturing - 0.1%
		Titan International, Inc.
	8,000	6.88%, 10/01/2020 ■‡	8,440

		Miscellaneous Manufacturing - 0.0%
		Reynolds Group Issuer, Inc.
	3,000	5.75%, 10/15/2020 ‡	3,067

		Nonmetallic Mineral Product Manufacturing - 0.1%
		Ardagh Packaging Finance plc
	7,097	7.38%, 10/15/2017 ■‡	7,594

		Petroleum and Coal Products Manufacturing - 0.4%
		Denbury Resources, Inc.
	5,455	4.63%, 07/15/2023 ‡	5,032
		EP Energy Finance, Inc.
	4,500	7.75%, 09/01/2022 ‡	4,973
		Rosetta Resources, Inc.
	5,870	5.63%, 05/01/2021 ‡	5,855
		Shelf Drilling Holdings Ltd.
	4,775	8.63%, 11/01/2018 ■‡	5,145
		Ultra Petroleum Corp
	8,000	5.75%, 12/15/2018 ■	8,280
			29,285
		Primary Metal Manufacturing - 0.1%
		Novelis, Inc.
	6,973	8.75%, 12/15/2020 ‡	7,740

		Real Estate, Rental and Leasing - 0.1%
		International Lease Finance Corp.
	6,000	5.88%, 08/15/2022 ‡	6,068

		Retail Trade - 0.5%
		Galaxy Bidco, Ltd.
GBP	12,500	5.75%, 11/15/2019 ■Δ	20,651
		GRD Holding III Corp.
	5,050	10.75%, 06/01/2019 ■‡	5,580
		Michaels Stores, Inc.
	5,180	7.50%, 08/01/2018 ■	5,310
		Picard Groupe S.A.
EUR	5,220	4.48%, 08/01/2019 ■Δ	7,164
			38,705
		Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
		Revlon Consumer Products Corp.
	10,860	5.75%, 02/15/2021 Δ	10,751

		Utilities - 0.2%
		Calpine Corp.
	3,580	6.00%, 01/15/2022 ■	3,705
		Dynegy, Inc
	3,000	5.88%, 06/01/2023 ■‡	2,820
		NRG Energy, Inc.
	5,750	7.63%, 01/15/2018 ‡	6,469
			12,994
		Total corporate bonds
		(cost $497,559)	$510,379

SENIOR FLOATING RATE INTERESTS ♦ - 89.5%
		Accommodation and Food Services - 2.0%
		Caesars Entertainment Operating Co., Inc.
	$8,569	5.49%, 01/28/2018	$8,234
	11,793	9.50%, 10/31/2016	11,912
		CityCenter Holdings LLC
	29,500	5.00%, 10/16/2020	29,832
		Four Seasons Holdings, Inc.
	16,469	3.50%, 06/29/2020	16,541
	4,690	6.25%, 12/28/2020	4,795
		Hilton Worldwide Holdings, Inc.
	66,158	3.75%, 10/26/2020	66,540
		Playa Resorts and Hotels, S.L.
	8,978	4.75%, 08/09/2019	9,039
			146,893
		Administrative Waste Management and Remediation - 2.9%
		Acosta, Inc.
	34,054	4.25%, 03/03/2018	34,289
		ADS Waste Holdings, Inc.
	27,938	4.25%, 10/09/2019	28,016
		Audio Visual Services Group, Inc.
	11,165	01/25/2021 ◊☼	11,221
		Brickman Group Holdings, Inc.
	16,560	4.00%, 12/18/2020	16,625
	7,251	7.50%, 12/17/2021 ☼	7,387
		Filtration Group, Inc.
	6,665	4.50%, 11/20/2020	6,731
	2,070	8.25%, 11/22/2021	2,122
		Harland Clarke Holdings Corp.
	6,220	5.74%, 05/22/2018 ☼	6,286
		Ipreo Holdings LLC
	14,547	5.00%, 08/07/2017	14,619
		Ista International GmbH
EUR	7,475	3.69%, 04/30/2020	10,141
		PRA Holdings, Inc.
	16,464	5.00%, 09/23/2020	16,509
		ServiceMaster (The) Co.
	33,745	4.42%, 01/31/2017 ☼	33,710
		SI Organization, Inc.
	7,687	5.50%, 11/22/2016	7,514
		Trans Union LLC
	16,958	4.25%, 02/08/2019	17,146
			212,316
		Agriculture, Construction, Mining and Machinery - 1.3%
		Hupah Finance, Inc.
	11,791	4.50%, 01/21/2019	11,791
		International Equipment Solutions LLC
	11,500	6.75%, 08/16/2019	11,500
		Minimax
EUR	10,552	4.50%, 08/14/2020	11,588

2

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.5% - (continued)
		Agriculture, Construction, Mining and Machinery - 1.3% - (continued)
		Veyance Technologies, Inc.
	$60,515	5.25%, 09/08/2017	$60,742
			95,621
		Air Transportation - 2.0%
		AMR Corp.
	33,342	3.75%, 06/27/2019	33,545
		AWAS Finance Luxembourg S.A., Term Loan
	4,840	3.50%, 07/16/2018	4,856
		AWAS Finance Luxembourg S.A., Term Loan B
	6,115	3.50%, 06/10/2016	6,132
		Delta Air Lines, Inc.
	21,350	3.50%, 04/20/2017	21,469
	7,997	4.00%, 10/18/2018	8,020
		Landmark Aviation
	12,319	4.75%, 10/25/2019	12,401
		Landmark Aviation FBO Canada, Inc.
	1,044	4.75%, 10/25/2019	1,051
		United Airlines, Inc.
	28,102	4.00%, 04/01/2019	28,354
		US Airways Group, Inc.
	27,975	3.50%, 05/23/2019	28,085
			143,913
		Arts, Entertainment and Recreation - 7.2%
		24 Hour Fitness Worldwide, Inc.
	34,720	5.25%, 04/22/2016	35,030
		Cenveo Corp.
	7,921	6.25%, 02/13/2017	7,994
		Cequel Communications LLC
	28,877	3.50%, 02/14/2019	28,946
		ClubCorp Club Operations, Inc.
	17,344	4.00%, 07/24/2020	17,445
		CSC Holdings, Inc.
	18,109	2.67%, 04/17/2020	18,004
		Dex Media West LLC
	7,119	8.00%, 12/30/2016	5,653
		F & W Publications, Inc., Second Lien Term Loan
	1,189	15.00%, 12/09/2014 Þ	993
		Formula One Holdings
	23,463	4.50%, 04/30/2019	23,727
		Hoyts Group Holdings LLC
	6,746	4.00%, 05/29/2020	6,797
	6,212	8.25%, 11/30/2020	6,305
		ION Media Networks, Inc.
	9,015	5.00%, 12/18/2020	9,099
		Liberty Cablevision of Puerto Rico LLC
	16,416	6.00%, 06/09/2017	16,471
		MGM Resorts International
	89,558	3.50%, 12/20/2019	89,539
		Quebecor Media, Inc.
	21,895	3.25%, 08/17/2020	21,813
		R.H. Donnelley, Inc.
	4,294	9.75%, 12/31/2016	2,661
		Salem Communications Corp.
	11,471	4.50%, 03/13/2020	11,521
		Station Casinos LLC
	35,040	5.00%, 03/02/2020	35,373
		Tribune Co.
	66,550	4.00%, 12/27/2020 ☼	66,370
		Univision Communications, Inc.
	90,923	4.00%, 03/01/2020	91,406
		Univision Communications, Inc., Term Loan
	16,108	4.00%, 03/01/2020 ☼	16,166
		Warner Music Group Corp.
	11,247	3.75%, 07/01/2020	11,275
			522,588
		Chemical Manufacturing - 4.0%
		Arysta LifeScience Corp.
	11,020	4.50%, 05/29/2020	11,075
		CeramTec
	4,224	4.25%, 08/28/2020	4,266
EUR	1,108	4.75%, 08/28/2020	1,509
		Cytec Industries, Inc.
	1,953	4.50%, 10/04/2019	1,962
		DuPont Performance Coatings, Inc.
	24,167	4.75%, 02/01/2020	24,367
EUR	5,211	5.25%, 02/01/2020	7,051
		Exopack LLC
	13,045	5.25%, 05/08/2019	13,219
		Faenza Acquisition Gmbh
	1,701	4.25%, 08/28/2020	1,718
EUR	3,642	4.75%, 08/28/2020	4,960
		Houghton International, Inc.
	13,358	4.00%, 12/20/2019	13,408
		Huntsman International LLC
	13,675	10/15/2020 ◊☼	13,696
		Ineos US Finance LLC
	42,040	4.00%, 05/04/2018	42,205
		MacDermid, Inc.
	9,766	4.00%, 06/07/2020	9,831
		Monarch, Inc.
	3,764	4.50%, 10/04/2019	3,782
	1,270	8.25%, 04/03/2020	1,311
		Pinnacle Operating Corp.
	32,559	3.25%, 04/29/2020	32,595
	15,633	4.75%, 11/15/2018	15,711
		PQ Corp.
	17,820	4.50%, 08/07/2017	17,957
		Tronox Pigments BV
	13,189	4.50%, 03/19/2020	13,331
		Univar, Inc.
	44,308	5.00%, 06/30/2017	44,021
		Utex Industries, Inc.
	7,477	4.50%, 04/10/2020	7,521
	2,000	8.75%, 04/09/2021	2,045
			287,541
		Computer and Electronic Product Manufacturing - 2.1%
		CDW LLC
	61,326	3.25%, 04/29/2020	61,345
		Ceridian Corp.
	37,419	4.41%, 05/09/2017	37,569

3

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.5% - (continued)
		Computer and Electronic Product Manufacturing - 2.1% - (continued)
		Freescale Semiconductor, Inc.
	$51,471	5.00%, 02/28/2020 - 01/15/2021	$51,912
			150,826
		Construction - 0.8%
		Brand Energy & Infrastructure Services, Inc.
	24,629	4.75%, 11/26/2020	24,717
		Brock Holdings III, Inc.
	17,159	6.00%, 03/16/2017	17,202
	6,898	10.00%, 03/16/2018	7,015
		Summit Materials LLC
	10,843	5.00%, 01/30/2019	10,924
			59,858
		Educational Services - 0.1%
		Bright Horizons Family Solutions, Inc.
	9,583	4.00%, 01/30/2020	9,627

		Fabricated Metal Product Manufacturing - 0.1%
		Ameriforge Group, Inc.
	8,874	5.00%, 12/19/2019	8,915

		Finance and Insurance - 6.5%
		Asurion LLC
	7,393	3.50%, 07/08/2020	7,310
	48,653	4.50%, 05/24/2019	48,622
		Capital Automotive L.P.
	12,978	4.00%, 04/10/2019	13,066
	2,965	6.00%, 04/30/2020	3,065
		Chrysler Group LLC
	44,466	3.50%, 05/24/2017	44,555
		Cooper Gay Swett & Crawford Ltd.
	9,378	5.00%, 04/16/2020	9,225
	4,140	8.25%, 10/16/2020	3,964
		EFS Cogen Holdings I LLC
	7,775	3.75%, 12/17/2020	7,820
		Evertec LLC
	14,880	3.50%, 04/17/2020	14,474
		Grosvenor Capital Management, L.P.
	10,000	3.75%, 01/04/2021	9,981
		Guggenheim Partners LLC
	15,262	4.25%, 07/22/2020	15,426
		Hub International Ltd.
	15,496	4.75%, 10/02/2020	15,661
		Interactive Data Corp.
	18,932	3.75%, 02/11/2018	18,989
		ION Trading Technologies Ltd.
	8,458	4.50%, 05/22/2020	8,519
	1,540	8.25%, 05/22/2021	1,561
		Lonestar Intermediate Super Holdings LLC
	4,864	11.00%, 09/02/2019	4,961
		National Financial Partners Corp.
	8,349	5.25%, 07/01/2020	8,414
		Nuveen Investments, Inc.
	82,007	4.17%, 05/13/2017	81,793
	50,000	6.50%, 02/28/2019	49,638
		Ocwen Financial Corp.
	10,605	5.00%, 02/15/2018	10,693
		Santander Asset Management S.A.
	35,715	4.25%, 12/17/2020	35,838
EUR	8,000	4.50%, 11/26/2020	10,792
		USI Insurance Services LLC
	22,632	4.25%, 12/27/2019	22,790
		Walter Investment Management Corp.
	26,726	4.75%, 12/18/2020	26,906
			474,063
		Food Manufacturing - 5.2%
		Advance Pierre Foods, Inc.
	20,807	5.75%, 07/10/2017	20,800
	9,000	9.50%, 10/10/2017	8,753
		Burton's Foods Ltd.
GBP	5,000	5.24%, 12/18/2020	8,168
		Del Monte Foods Co.
	20,720	01/26/2021 ◊☼	20,791
	71,399	4.00%, 03/08/2018	71,666
		Dole Food Co., Inc.
	6,020	4.50%, 11/01/2018	6,065
		H.J. Heinz Co.
	132,111	3.50%, 06/05/2020	133,343
		Hostess Brands, Inc.
	9,740	6.75%, 04/09/2020	10,105
		JBS USA LLC
	38,163	3.75%, 05/25/2018 - 09/18/2020	38,054
		Milk Specialties Co.
	8,781	7.00%, 11/09/2018	8,759
		Roundy's Supermarkets, Inc.
	10,718	5.75%, 02/13/2019 ☼	10,822
		U.S. Foodservice, Inc.
	42,080	4.50%, 03/31/2019	42,448
			379,774
		Food Services - 0.5%
		ARAMARK Corp.
	37,350	4.00%, 09/09/2019	37,574

		Furniture and Related Product Manufacturing - 1.2%
		AOT Bedding Super Holdings LLC
	48,553	4.25%, 10/01/2019	48,943
		Tempur-Pedic International, Inc.
	19,121	3.50%, 03/18/2020	19,159
		Wilsonart International Holding LLC
	16,160	4.00%, 10/31/2019	16,165
			84,267
		Health Care and Social Assistance - 7.9%
		AccentCare, Inc.
	6,034	6.50%, 12/22/2016	3,108
		Alere, Inc., Term Loan B
	24,692	4.25%, 06/30/2017	24,846
		Alere, Inc., Term Loan B2
	5,614	4.25%, 06/30/2017	5,649
		American Renal Holdings, Inc.
	20,570	4.50%, 08/20/2019	20,570
	11,237	8.50%, 03/20/2020	11,265
		Ardent Medical Services, Inc.
	6,908	6.75%, 07/02/2018	6,977
		Community Health Systems, Inc.
	22,260	01/27/2021 ◊☼	22,491

4

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.5% - (continued)
		Health Care and Social Assistance - 7.9% - (continued)
		DaVita, Inc.
	$43,981	4.00%, 11/01/2019	$44,264
		DJO Finance LLC
	16,602	4.75%, 09/15/2017	16,718
		Grifols, Inc.
	18,343	4.25%, 06/01/2017	18,470
		HCA, Inc.
	8,783	2.92%, 03/31/2017	8,793
		Hologic, Inc.
	23,851	3.75%, 08/01/2019	23,997
		Iasis Healthcare LLC
	16,343	4.50%, 05/03/2018	16,455
		Immucor, Inc.
	17,397	5.00%, 08/19/2018	17,520
		IMS Health, Inc.
	8,115	3.75%, 09/01/2017	8,171
		Insight Pharmaceuticals LLC
	10,914	6.25%, 08/25/2016 ☼	10,819
		InVentiv Health, Inc.
	10,442	7.50%, 08/04/2016	10,400
	12,406	7.75%, 05/15/2018	12,282
		MultiPlan, Inc.
	26,193	4.00%, 08/26/2017	26,363
		NBTY, Inc.
	22,466	3.50%, 10/01/2017	22,606
		One Call Medical, Inc.
	25,580	5.00%, 11/27/2020	25,714
		Par Pharmeceutical Cos., Inc.
	15,479	4.25%, 09/30/2019	15,513
		Pharmaceutical Product Development, Inc.
	14,380	4.00%, 12/05/2018	14,445
		Pharmedium Healthcare Corp.
	7,565	01/28/2021 - 01/28/2022 ◊☼	7,643
		Salix Pharmaceuticals, Ltd.
	22,685	4.25%, 01/02/2020	22,935
		Sheridan Healthcare, Inc.
	1,143	3.00%, 06/29/2018 ☼	1,142
	9,127	4.50%, 06/29/2018	9,184
	4,850	8.25%, 12/20/2021	4,959
		Surgery Center Holdings, Inc.
	9,850	6.00%, 04/11/2019	9,850
		Truven Health Analytics, Inc.
	4,906	4.50%, 06/06/2019	4,914
		US Renal Care, Inc.
	16,668	4.25%, 07/03/2019	16,793
	3,160	8.50%, 07/03/2020	3,231
	2,666	10.25%, 01/03/2020	2,726
		Valeant Pharmaceuticals International, Inc.
	25,826	3.75%, 02/13/2019 - 12/11/2019	26,003
	77,638	4.50%, 08/05/2020	78,402
			575,218
		Information - 14.4%
		Alcatel-Lucent
	68,175	5.75%, 01/30/2019 ☼	68,754
		Ancestry.com, Inc.
	26,250	4.50%, 12/28/2018	26,365
		Arris Group, Inc.
	19,769	3.50%, 04/17/2020	19,728
		Aspect Software, Inc.
	9,900	7.00%, 05/07/2016	9,995
		Cabovisao-Televisao Por Cabo S.A.
	48,000	5.50%, 07/15/2019	48,840
		Charter Communications Operating LLC, Term Loan E
	63,546	3.00%, 07/01/2020 ☼	63,255
		Charter Communications Operating LLC, Term Loan F
	43,713	3.00%, 12/31/2020 ☼	43,490
		Crown Castle International Corp.
	18,649	3.25%, 01/31/2021	18,705
		Decision Insight Information Group I, Inc.
	13,281	7.00%, 01/04/2017	13,248
		Eagle Parent, Inc.
	41,393	4.00%, 05/16/2018	41,613
		Emdeon, Inc.
	15,729	3.75%, 11/02/2018	15,765
		First Data Corp.
	11,744	4.16%, 03/24/2017	11,738
		First Data Corp., Extended 1st Lien Term Loan
	91,764	4.16%, 03/23/2018	91,672
		First Data Corp., Term Loan B
	5,060	4.16%, 09/24/2018	5,056
		Hyland Software, Inc.
	6,598	5.50%, 10/25/2019	6,625
		Infor US, Inc.
	4,090	3.75%, 06/03/2020	4,095
EUR	3,625	4.00%, 06/03/2020	4,907
		Intelsat Jackson Holdings S.A.
	33,503	3.75%, 06/30/2019	33,748
		Kronos, Inc.
	17,245	4.50%, 10/30/2019	17,395
	4,037	9.75%, 04/30/2020	4,199
		Lawson Software, Inc.
	20,309	3.75%, 06/03/2020	20,356
		Leap Wireless International, Inc., Term Loan B
	17,503	4.75%, 10/10/2019 - 03/08/2020	17,523
		Level 3 Communications, Inc.
	91,988	4.00%, 08/01/2019 - 01/15/2020	92,492
		Light Tower Fiber LLC
	19,540	4.50%, 04/13/2020 ☼	19,589
	1,078	8.00%, 04/12/2021	1,099
		Mediacom Broadband LLC, Term Loan E
	7,791	4.50%, 10/23/2017	7,806
		Mediacom Communications Corp.
	16,358	3.25%, 01/29/2021	16,317
		MISYS plc
	25,983	5.00%, 12/12/2018	26,221
		NexTag, Inc.
	3,420	9.25%, 01/28/2016	2,565
		Nine Entertainment Group Ltd.
	27,721	3.25%, 02/05/2020	27,591
		Novell, Inc.
	16,589	7.25%, 11/22/2017	16,817

5

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.5% - (continued)
		Information - 14.4% - (continued)
		Peak 10, Inc.
	$5,985	7.25%, 10/25/2018	$6,044
		RedPrairie Corp.
	6,754	6.00%, 12/21/2018	6,817
		Skillsoft Corp.
	12,819	5.00%, 05/26/2017	12,894
		Sorenson Communications, Inc.
	8,503	9.50%, 10/31/2014	8,606
		Syniverse Holdings, Inc.
	5,429	4.00%, 04/23/2019	5,455
		Telesat Canada
	13,511	3.50%, 03/28/2019	13,583
		TransFirst Holding, Inc.
	13,925	4.75%, 12/27/2017	13,933
	500	11.00%, 06/27/2018	505
		TWCC Holding Corp.
	10,381	3.50%, 02/13/2017	10,348
	1,885	7.00%, 06/26/2020	1,899
		UPC Financing Partnership
	15,875	3.25%, 06/30/2021	15,912
	12,750	4.00%, 01/31/2021	12,814
		Virgin Media Finance plc
	59,500	3.50%, 06/08/2020	59,619
GBP	13,800	4.50%, 06/08/2020	22,755
		West Corp.
	22,958	3.25%, 06/30/2018	22,999
		WideOpenWest Finance LLC
	14,791	4.75%, 04/01/2019	14,902
		Zayo Group LLC
	17,456	4.00%, 07/02/2019	17,539
			1,044,193
		Media - 0.6%
		Entravision Communications Corp.
	16,305	3.50%, 05/31/2020	16,176
		Media General, Inc.
	25,750	4.25%, 07/31/2020	25,954
			42,130
		Mining - 2.4%
		Alpha Natural Resources, Inc.
	21,096	3.50%, 05/22/2020	20,555
		Arch Coal, Inc.
	82,699	6.25%, 05/16/2018	81,831
		Fortescue Metals Group Ltd.
	69,778	4.25%, 06/28/2019	70,505
			172,891
		Miscellaneous Manufacturing - 2.7%
		Bombardier Recreational Products, Inc.
	14,675	4.00%, 01/30/2019	14,745
		DAE Aviation Holdings Inc
	1,500	07/30/2019 ◊☼	1,522
		DigitalGlobe, Inc.
	15,215	3.75%, 01/31/2020	15,257
		Doncasters plc
	20,262	5.50%, 04/09/2020	20,483
		Hamilton Sundstrand Corp.
	49,222	4.00%, 12/13/2019	49,407
		Provo Craft & Novelty, Inc.
	6,680	0.00%, 03/22/2016 ●	301
		Reynolds Group Holdings, Inc.
	46,456	4.00%, 12/01/2018	46,950
		Sequa Corp.
	21,314	5.25%, 06/19/2017	21,065
		TransDigm Group, Inc.
	22,965	3.75%, 02/28/2020	23,106
			192,836
		Motor Vehicle and Parts Manufacturing - 1.7%
		Federal Mogul Corp., Tranche B Term Loan
	30,478	2.11%, 12/29/2014	30,250
		Federal Mogul Corp., Tranche C Term Loan
	10,612	2.11%, 12/28/2015	10,532
		Navistar, Inc.
	43,677	5.75%, 08/17/2017	44,250
		Tomkins LLC
	28,538	3.75%, 09/29/2016	28,734
		Tower Automotive Holdings USA LLC
	9,006	4.75%, 04/23/2020	9,045
			122,811
		Nonmetallic Mineral Product Manufacturing - 0.2%
		Ardagh Holdings USA, Inc.
	8,965	12/17/2019 ◊☼	8,988
	8,035	4.25%, 12/17/2019	8,060
			17,048
		Other Services - 1.9%
		Alliance Laundry Systems LLC
	10,138	4.25%, 12/10/2018	10,189
		Apex Tool Group LLC
	7,121	4.50%, 01/31/2020	7,150
		Gardner Denver, Inc.
	53,975	4.25%, 07/30/2020	53,887
EUR	17,268	4.75%, 07/30/2020	23,360
		Rexnord LLC
	45,457	4.00%, 08/21/2020	45,656
			140,242
		Petroleum and Coal Products Manufacturing - 3.5%
		Crosby Worldwide, Ltd.
	22,190	4.00%, 11/23/2020	22,273
		Endeavour International Corp.
	12,000	11/30/2017 ◊☼	11,820
		Everest Acquisition LLC
	14,031	3.50%, 05/24/2018	14,066
		Fieldwood Energy LLC
	17,386	3.88%, 09/28/2018	17,491
		Macquarie Infrastructure Co., Inc.
	16,262	3.25%, 06/01/2020 ☼	16,316
		Ocean Rig ASA
	14,925	6.00%, 03/31/2021	15,233
		Pacific Drilling S.A.
	10,671	4.50%, 06/03/2018	10,792
		Peabody Energy Corp.
	44,553	4.25%, 09/24/2020	44,796
		Samson Investment Co.
	24,745	5.00%, 09/25/2018	24,946
		Shelf Drilling International Holdings Ltd.
	10,098	6.25%, 05/31/2018	10,098
	21,820	10.00%, 10/08/2018	22,120

6

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.5% - (continued)
	Petroleum and Coal Products Manufacturing - 3.5% - (continued)
	Templar Energy, LLC
$13,045	8.00%, 11/25/2020	$13,151
	Western Refining, Inc.
18,750	4.25%, 11/12/2020	18,938
	Wildhorse Resources LLC
10,800	7.50%, 12/13/2018	10,908
		252,948
	Pipeline Transportation - 0.3%
	EMG Utica LLC
4,800	4.75%, 03/27/2020	4,818
	EP Energy LLC
3,977	4.50%, 04/30/2019	3,998
	NGPL Pipeco LLC
4,290	6.75%, 09/15/2017	4,065
	Philadelphia Energy Solutions LLC
13,257	6.25%, 04/04/2018	11,940
		24,821
	Plastics and Rubber Products Manufacturing - 0.7%
	Berry Plastics Group, Inc.
34,738	3.50%, 02/08/2020	34,595
	Consolidated Container Co.
6,913	5.00%, 07/03/2019	6,984
	Tricorbraun, Inc.
7,314	4.00%, 05/03/2018	7,317
		48,896
	Primary Metal Manufacturing - 0.7%
	Novelis, Inc.
51,107	3.75%, 03/10/2017	51,377
	WireCo WorldGroup, Inc.
3,287	6.00%, 02/15/2017	3,303
		54,680
	Professional, Scientific and Technical Services - 3.1%
	Advantage Sales & Marketing, Inc.
38,685	4.25%, 12/18/2017	38,892
9,874	8.25%, 06/17/2018	10,003
	Affinion Group, Inc.
80,921	6.75%, 10/09/2016	80,238
	AlixPartners LLP
14,254	4.00%, 07/10/2020	14,334
4,575	9.00%, 07/10/2021	4,667
	IMG Worldwide, Inc.
11,617	5.50%, 06/16/2016	11,656
	MoneyGram International, Inc.
25,041	4.25%, 03/27/2020	25,252
	Paradigm Ltd.
13,825	4.75%, 07/30/2019	13,860
2,500	10.50%, 07/30/2020	2,509
	RBS Holding Co. LLC
11,687	9.50%, 03/23/2016	5,727
	SunGard Data Systems, Inc.
7,260	4.00%, 03/08/2020	7,293
9,940	4.50%, 01/31/2020	9,967
		224,398
	Real Estate, Rental and Leasing - 1.5%
	Fly Leasing Ltd.
10,651	4.50%, 08/09/2019	10,771
	Hertz (The) Corp.
17,292	3.00%, 03/11/2018	17,301
	Realogy Corp.
8,468	4.41%, 10/10/2016	8,523
69,403	4.50%, 03/05/2020	69,854
		106,449
	Retail Trade - 6.3%
	99 Cents Only Stores
18,056	4.50%, 01/11/2019	18,200
	Affinia Group, Inc.
7,268	4.75%, 04/25/2020	7,296
	American Builders & Contractors Supply Co.
16,454	3.50%, 04/16/2020	16,514
	Armored AutoGroup, Inc.
8,651	6.00%, 11/05/2016	8,710
	EB Sports Corp.
12,923	11.50%, 12/31/2015 Þ	12,858
	FleetPride, Inc.
15,840	5.25%, 11/19/2019	15,646
	Great Atlantic & Pacific Tea Co., Inc.
12,928	11.00%, 03/13/2017	13,348
	Hillman Group, Inc.
16,498	3.75%, 05/28/2017	16,565
	J. C. Penney Co., Inc.
28,149	6.00%, 05/22/2018	27,275
	Michael Foods Group, Inc.
5,907	4.25%, 02/25/2018	5,938
	Michaels Stores, Inc.
26,321	3.75%, 01/28/2020	26,427
	Neiman Marcus Group, Inc.
53,035	5.00%, 10/25/2020	53,619
	Party City Holdings, Inc.
24,888	4.25%, 07/27/2019	25,020
	Quikrete (The) Companies, Inc.
24,863	4.00%, 09/26/2020	25,044
8,035	7.00%, 03/26/2021	8,243
	Rite Aid Corp.
37,963	4.00%, 02/21/2020	38,172
26,580	4.88%, 06/21/2021	27,004
7,755	5.75%, 08/21/2020	7,916
	Southwire Co.
9,095	02/11/2021 ◊☼	9,072
	Sports (The) Authority, Inc.
28,049	7.50%, 11/16/2017	27,979
	Sprouts Farmers Markets Holdings LLC
5,754	4.00%, 04/23/2020	5,780
	Supervalu, Inc.
28,541	5.00%, 03/21/2019	28,705
	TI Automotive Ltd.
4,888	5.50%, 03/28/2019	4,913
	Weight Watchers International, Inc.
31,539	3.75%, 04/02/2020	28,140
		458,384
	Soap, Cleaning Compound and Toilet Manufacturing - 0.8%
	Revlon Consumer Products Corp.
39,021	4.00%, 11/20/2017 - 08/19/2019	39,223

7

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.5% - (continued)
	Soap, Cleaning Compound and Toilet Manufacturing - 0.8% - (continued)
	Spotless Group
$13,127	5.00%, 10/02/2018		$13,295
6,250	8.75%, 04/02/2019		6,406
			58,924
	Transit and Ground Passenger Transportation - 0.6%
	Emergency Medical Services Corp.
40,743	4.00%, 05/25/2018		40,941

	Truck Transportation - 0.5%
	Nexeo Solutions LLC, Term Loan B-1
11,185	5.00%, 09/08/2017		11,129
	Nexeo Solutions LLC, Term Loan B-2
10,818	5.00%, 09/09/2017		10,764
	Swift Transportation Co., Inc.
15,313	4.00%, 12/21/2017		15,485
			37,378
	Utilities - 3.3%
	AES Corp.
13,737	3.75%, 06/01/2018		13,829
	Calpine Corp.
21,890	3.00%, 05/03/2020		21,846
23,591	3.25%, 01/31/2022		23,562
24,327	4.00%, 10/09/2019 - 10/31/2020		24,514
	Calpine Corp., Term Loan
47,816	4.00%, 04/01/2018		48,075
	Dynegy Power LLC
24,171	4.00%, 04/23/2020		24,277
	Energy Transfer Equity L.P.
7,550	3.25%, 12/02/2019		7,554
	La Frontera Generation LLC
16,004	4.50%, 09/30/2020		16,148
	LSP Madison Funding LLC
6,733	5.50%, 06/28/2019		6,818
	NRG Energy, Inc.
4,225	2.75%, 07/01/2018		4,208
	PowerTeam Services LLC
1,991	3.69%, 05/06/2020 ☼Б		1,991
15,845	4.25%, 05/06/2020		15,845
2,665	8.25%, 11/06/2020		2,635
	Sandy Creek Energy Associates, L.P.
13,125	5.00%, 11/09/2020		13,158
	Star West Generation LLC
13,826	4.25%, 03/13/2020		13,912
			238,372
	Wholesale Trade - 0.5%
	Harbor Freight Tools
9,555	4.75%, 07/26/2019		9,692
	HD Supply, Inc.
27,058	4.50%, 10/12/2017		27,159
			36,851
	Total senior floating rate interests
	(cost $6,465,641)		$6,504,187

COMMON STOCKS - 0.0%
	Consumer Durables and Apparel - 0.0%
3	Provo Craft & Novelty, Inc. ⌂●†		$–

	Energy - 0.0%
418,220	KCA Deutag ⌂●†		2,394

	Media - 0.0%
16	F & W Publications, Inc. ●		156

	Total common stocks
	(cost $5,669)		$2,550

EXCHANGE TRADED FUNDS - 1.7%
	Other Investment Pools and Funds - 1.7%
285	iShares 1-3 Year Credit Bond ETF		$30,086
160	iShares iBoxx $ High Yield Corporate Bond ETF		14,937
1,383	PowerShares Senior Loan Portfolio		34,455
368	SPDR Barclays High Yield Bond ETF		15,012
489	SPDR Barclays Short Term High Yield Bond ETF		15,092
240	SPDR Blackstone/GSO Senior Loan ETF		12,067
			121,649
	Total exchange traded funds
	(cost $121,713)		$121,649

WARRANTS - 0.0%
	Media - 0.0%
6	F & W Publications, Inc.		$62

	Total warrants
	(cost $1)		$62

	Total long-term investments
	(cost $7,090,583)		$7,138,827

SHORT-TERM INVESTMENTS - 2.7%
Other Investment Pools and Funds - 2.7%
192,556	JP Morgan U.S. Government Money Market Fund		$192,556

	Total short-term investments
	(cost $192,556)		$192,556

	Total investments
	(cost $7,283,139) ▲	100.9%	$7,331,383
	Other assets and liabilities	(0.9)%	(65,280)
	Total net assets	100.0%	$7,266,103

8

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $7,287,830 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$79,372
Unrealized Depreciation	(35,819)
Net Unrealized Appreciation	$43,553

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $2,394, which rounds to zero percent of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $348,108, which represents 4.8% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $31,206, which represents 0.4% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $193,160 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	418,220	KCA Deutag	$5,668
09/2011	3	Provo Craft & Novelty, Inc., 0.00%, 03/22/2016	–

At January 31, 2014, the aggregate value of these securities was $2,394, which rounds to zero percent of total net assets.

Þ	This security may pay interest in additional principal instead of cash.

9

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Б	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2014, the aggregate value of the unfunded commitment was $1,125, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	02/20/2014	RBC	$6,170	$6,062	$108	$–
EUR	Buy	02/20/2014	NAB	18,242	18,174	–	(68)
EUR	Sell	02/20/2014	BMO	48,902	48,202	700	–
EUR	Sell	02/20/2014	BNP	48,906	48,208	698	–
EUR	Sell	02/20/2014	DEUT	15,187	14,964	223	–
EUR	Sell	02/20/2014	MSC	550	546	4	–
EUR	Sell	02/20/2014	SSG	48,914	48,208	706	–
EUR	Sell	02/20/2014	TDS	48,903	48,207	696	–
GBP	Sell	02/20/2014	CSFB	62,840	62,821	19	–
						$3,154	$(68)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BMO	Bank of Montreal
BNP	BNP Paribas Securities
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound

Other Abbreviations:
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor's Depositary Receipt

Credit Exposure
as of January 31, 2014
Credit Rating *	Percentage of Net Assets
Baa / BBB	1.3%
Ba / BB	30.7
B	59.3
Caa / CCC or Lower	3.5
Not Rated	1.7
Non-Debt Securities and Other Short-Term Instruments	4.4
Other Assets and Liabilities	(0.9)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

10

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$2,550	$–	$156	$2,394
Corporate Bonds	510,379	–	510,379	–
Exchange Traded Funds	121,649	121,649	–	–
Senior Floating Rate Interests	6,504,187	–	6,504,187	–
Warrants	62	–	62	–
Short-Term Investments	192,556	192,556	–	–
Total	$7,331,383	$314,205	$7,014,784	$2,394
Foreign Currency Contracts *	3,154	–	3,154	–
Total	$3,154	$–	$3,154	$–
Liabilities:
Foreign Currency Contracts *	68	–	68	–
Total	$68	$–	$68	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Common Stocks	$2,899	$—	$(505	)*	$—	$—	$—	$—	$—	$2,394
Total	$2,899	$—	$(505)		$—	$—	$—	$—	$—	$2,394

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(505).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

11

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 18.6%
		Accommodation and Food Services - 1.1%
		NH Hoteles S.A.
EUR	1,630	6.88%, 11/15/2019 ■	$2,331
		Sugarhouse HSP Gaming Prop Mezz L.P.
	2,490	6.38%, 06/01/2021 ■	2,409
			4,740
		Arts, Entertainment and Recreation - 2.6%
		Chester Downs & Marina LLC
	2,340	9.25%, 02/01/2020 ■‡	2,299
		Cirsa Funding Luxembourg S.A.
EUR	2,000	8.75%, 05/15/2018 ■	2,724
		Gray Television, Inc.
	955	7.50%, 10/01/2020	1,020
		Great Canadian Gaming Co.
CAD	1,295	6.63%, 07/25/2022 ■‡	1,231
		Sinclair Television Group, Inc.
	1,000	5.38%, 04/01/2021	990
		Snai S.p.A.
EUR	2,515	7.63%, 06/15/2018 ■	3,434
			11,698
		Chemical Manufacturing - 1.1%
		Hexion Specialty Chemicals
	1,300	8.88%, 02/01/2018 ‡	1,352
		Hexion U.S. Finance Corp.
	1,713	6.63%, 04/15/2020 ‡	1,777
		MPM Escrow LLC/MPM Finance Corp.
	1,740	8.88%, 10/15/2020 ‡	1,858
			4,987
		Computer and Electronic Product Manufacturing - 1.2%
		Alcatel-Lucent USA Inc.
	1,640	6.75%, 11/15/2020 ■	1,681
		Polish Television Holdings B.V.
EUR	2,655	11.00%, 01/15/2021 ■Þ	3,961
			5,642
		Finance and Insurance - 4.2%
		Banco Bilbao Vizcaya Argentaria S.A.
	1,000	9.00%, 05/09/2018 §♠Δ	1,045
		Bank of Ireland
EUR	650	10.00%, 07/30/2016 §	934
		Barclays Bank plc
	925	8.25%, 12/15/2018 ۞♠	953
		Credit Agricole S.A.
	1,585	7.88%, 01/23/2024 ■♠	1,609
		Intesa Sanpaolo
EUR	650	9.50%, 10/29/2049 §	955
		Kion Finance S.A.
EUR	1,000	4.72%, 02/15/2020 ■Δ	1,369
EUR	450	6.75%, 02/15/2020 ■	661
		Nuveen Investments, Inc.
	4,765	9.13%, 10/15/2017 ■‡	4,884
		Rivers Pittsburgh L.P.
	429	9.50%, 06/15/2019 ■	468
		Societe Generale
	2,000	7.88%, 12/18/2023 ■♠	2,030
	900	8.25%, 11/29/2018 §♠	959
		Turkiye Garanti Bankasi A.S.
	1,500	5.25%, 09/13/2022 §	1,348
		TVN Finance Corp. II AB
EUR	1,105	7.38%, 12/15/2020 ■	1,606
			18,821
		Health Care and Social Assistance - 0.3%
		Community Health Systems, Inc.
	1,220	7.13%, 07/15/2020 ‡	1,299

		Information - 5.4%
		Altice Financing S.A.
	1,355	6.50%, 01/15/2022 ■	1,512
		Ancestry.com, Inc.
	1,150	9.63%, 10/15/2018 ■	1,199
		Cegedim S.A.
EUR	580	6.75%, 04/01/2020 ■	820
		Cerved Technologies S.p.A.
EUR	500	5.66%, 01/15/2019 ■Δ	682
		Eagle Midco, Inc.
	1,250	9.00%, 06/15/2018 ■Þ	1,306
		Epicor Software Corp.
	1,000	8.63%, 05/01/2019 ‡	1,085
		Equiniti Bondco plc
GBP	1,000	6.27%, 12/15/2018 ■Δ	1,673
		First Data Corp.
	1,080	6.75%, 11/01/2020 ■‡	1,137
	2,000	8.25%, 01/15/2021 ■‡	2,120
		Intelsat Luxembourg S.A.
	1,180	7.75%, 06/01/2021 ■‡	1,266
		Level 3 Financing, Inc.
	1,000	3.85%, 01/15/2018 ■‡Δ	1,015
	365	6.13%, 01/15/2021 ■	373
		Nara Cable Funding II Ltd.
EUR	725	8.50%, 03/01/2020 ■	1,159
		Nara Cable Funding Ltd.
	1,500	8.88%, 12/01/2018 ■‡	1,613
		NII International Telecom S.a.r.l.
	420	7.88%, 08/15/2019 ■‡	315
	945	11.38%, 08/15/2019 ■‡	784
		Softbrands, Inc.
	200	11.50%, 07/15/2018	231
		Sprint Corp.
	987	7.25%, 09/15/2021 ■	1,063
		UPC Holding B.V.
EUR	1,000	6.75%, 03/15/2023 ■	1,393
		Wind Acquisition Finance S.A.
EUR	1,625	5.55%, 04/30/2019 ■Δ	2,235
	1,500	7.25%, 02/15/2018 ■	1,572
			24,553
		Machinery Manufacturing - 0.2%
		Titan International, Inc.
	1,000	6.88%, 10/01/2020 ■	1,055

		Petroleum and Coal Products Manufacturing - 0.4%
		Diamondback Energy, Inc.
	410	7.63%, 10/01/2021 ■	432
		Shelf Drilling Holdings Ltd.
	695	8.63%, 11/01/2018 ■	749

1

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 18.6% - (continued)
		Petroleum and Coal Products Manufacturing - 0.4% - (continued)
		Ultra Petroleum Corp
	$750	5.75%, 12/15/2018 ■	$776
			1,957
		Retail Trade - 1.5%
		Galaxy Bidco, Ltd.
GBP	2,500	5.75%, 11/15/2019 ■Δ	4,130
		GRD Holding III Corp.
	585	10.75%, 06/01/2019 ■	647
		Michaels Stores, Inc.
	1,360	7.50%, 08/01/2018 ■‡	1,394
		Picard Groupe S.A.
EUR	580	4.48%, 08/01/2019 ■Δ	796
			6,967
		Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
		Revlon Consumer Products Corp.
	1,205	5.75%, 02/15/2021 Δ	1,193

		Wholesale Trade - 0.3%
		Ontex IV S.A.
EUR	1,000	7.50%, 04/15/2018 §	1,397

		Total corporate bonds
		(cost $82,543)	$84,309

SENIOR FLOATING RATE INTERESTS ♦ - 78.9%
		Accommodation and Food Services - 1.9%
		Caesars Entertainment Operating Co., Inc.
	$717	5.49%, 01/28/2018	$689
		CityCenter Holdings LLC
	3,000	5.00%, 10/16/2020	3,034
		Four Seasons Holdings, Inc.
	768	3.50%, 06/29/2020	772
	640	6.25%, 12/28/2020	654
		Hilton Worldwide Holdings, Inc.
	2,282	3.75%, 10/26/2020	2,295
		Playa Resorts and Hotels, S.L.
	998	4.75%, 08/09/2019	1,004
			8,448
		Administrative Waste Management and Remediation - 3.2%
		Acosta, Inc.
	1,105	4.25%, 03/03/2018	1,113
		ADS Waste Holdings, Inc.
	1,252	4.25%, 10/09/2019	1,256
		Audio Visual Services Group, Inc.
	1,240	01/25/2021 ◊☼	1,246
		Brickman Group Holdings, Inc.
	485	4.00%, 12/18/2020	487
	1,587	7.50%, 12/17/2021 ☼	1,617
		Filtration Group, Inc.
	425	4.50%, 11/20/2020	429
	520	8.25%, 11/22/2021	533
		Harland Clarke Holdings Corp.
	690	5.74%, 05/22/2018 ☼	697
		Ista International GmbH
EUR	525	3.69%, 04/30/2020	713
		PRA Holdings, Inc.
	1,736	5.00%, 09/23/2020	1,740
		ServiceMaster (The) Co.
	4,426	4.42%, 01/31/2017 ☼	4,422
		Trans Union LLC
	289	4.25%, 02/08/2019	293
			14,546
		Agriculture, Construction, Mining and Machinery - 1.3%
		Hupah Finance, Inc.
	423	4.50%, 01/21/2019	422
		International Equipment Solutions LLC
	1,500	6.75%, 08/16/2019	1,500
		Minimax
EUR	920	4.50%, 08/14/2020	1,015
		Veyance Technologies, Inc.
	2,978	5.25%, 09/08/2017	2,989
			5,926
		Air Transportation - 2.0%
		AMR Corp.
	2,701	3.75%, 06/27/2019	2,718
		Delta Air Lines, Inc.
	644	4.00%, 10/18/2018	645
		Landmark Aviation
	913	4.75%, 10/25/2019	919
		Landmark Aviation FBO Canada, Inc.
	77	4.75%, 10/25/2019	78
		United Airlines, Inc.
	1,760	4.00%, 04/01/2019	1,776
		US Airways Group, Inc.
	3,108	3.50%, 05/23/2019	3,120
			9,256
		Arts, Entertainment and Recreation - 6.0%
		24 Hour Fitness Worldwide, Inc.
	840	5.25%, 04/22/2016	848
		Cenveo Corp.
	1,984	6.25%, 02/13/2017	2,002
		ClubCorp Club Operations, Inc.
	472	4.00%, 07/24/2020	475
		Formula One Holdings
	1,424	4.50%, 04/30/2019	1,440
		Hoyts Group Holdings LLC
	2,746	4.00%, 05/29/2020	2,767
	1,140	8.25%, 11/30/2020	1,157
		ION Media Networks, Inc.
	900	5.00%, 12/18/2020	908
		Salem Communications Corp.
	1,944	4.50%, 03/13/2020	1,952
		Station Casinos LLC
	3,821	5.00%, 03/02/2020	3,857
		Tribune Co.
	2,120	4.00%, 12/27/2020	2,114
		Univision Communications, Inc.
	9,603	4.00%, 03/01/2020	9,650
			27,170
		Chemical Manufacturing - 3.5%
		Arysta LifeScience Corp.
	458	4.50%, 05/29/2020	460

2

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 78.9% - (continued)
		Chemical Manufacturing - 3.5% - (continued)
		CeramTec
	$257	4.25%, 08/28/2020	$259
EUR	170	4.75%, 08/28/2020	232
		Cytec Industries, Inc.
	104	4.50%, 10/04/2019	104
		DuPont Performance Coatings, Inc.
	303	4.75%, 02/01/2020	305
EUR	1,737	5.25%, 02/01/2020	2,350
		Exopack LLC
	775	5.25%, 05/08/2019	785
		Faenza Acquisition Gmbh
	103	4.25%, 08/28/2020	105
EUR	560	4.75%, 08/28/2020	762
		Ineos US Finance LLC
	3,790	4.00%, 05/04/2018	3,805
		MacDermid, Inc.
	592	4.00%, 06/07/2020	596
		Monarch, Inc.
	200	4.50%, 10/04/2019	201
	315	8.25%, 04/03/2020	325
		Pinnacle Operating Corp.
	859	3.25%, 04/29/2020	860
	825	4.75%, 11/15/2018	829
		PQ Corp.
	743	4.50%, 08/07/2017	748
		Tronox Pigments BV
	692	4.50%, 03/19/2020	699
		Univar, Inc.
	1,980	5.00%, 06/30/2017	1,967
		Utex Industries, Inc.
	607	4.50%, 04/10/2020	611
			16,003
		Computer and Electronic Product Manufacturing - 1.9%
		Ceridian Corp.
	4,192	4.41%, 05/09/2017	4,209
		Freescale Semiconductor, Inc.
	4,288	5.00%, 02/28/2020 - 01/15/2021	4,332
			8,541
		Construction - 0.6%
		Brand Energy & Infrastructure Services, Inc.
	1,760	4.75%, 11/26/2020	1,766
		Brock Holdings III, Inc.
	460	6.00%, 03/16/2017	461
	402	10.00%, 03/16/2018	409
			2,636
		Educational Services - 0.1%
		Bright Horizons Family Solutions, Inc.
	639	4.00%, 01/30/2020	641

		Fabricated Metal Product Manufacturing - 0.4%
		Ameriforge Group, Inc.
	1,714	5.00%, 12/19/2019	1,722

		Finance and Insurance - 8.1%
		Asurion LLC
	3,231	4.50%, 05/24/2019	3,229
		Capital Automotive L.P.
	763	4.00%, 04/10/2019	768
	260	6.00%, 04/30/2020	269
		Chrysler Group LLC
	588	3.50%, 05/24/2017	589
		Cooper Gay Swett & Crawford Ltd.
	1,279	5.00%, 04/16/2020	1,258
	1,430	8.25%, 10/16/2020	1,369
		Evertec LLC
	2,214	3.50%, 04/17/2020	2,153
		Guggenheim Partners LLC
	903	4.25%, 07/22/2020	912
		Hub International Ltd.
	1,935	4.75%, 10/02/2020	1,956
		ION Trading Technologies Ltd.
	249	4.50%, 05/22/2020	251
	1,030	8.25%, 05/22/2021	1,044
		Lonestar Intermediate Super Holdings LLC
	136	11.00%, 09/02/2019	139
		National Financial Partners Corp.
	1,284	5.25%, 07/01/2020	1,294
		Nuveen Investments, Inc.
	2,886	4.17%, 05/13/2017 ☼	2,879
	12,755	6.50%, 02/28/2019	12,663
		Ocwen Financial Corp.
	625	5.00%, 02/15/2018	631
		Santander Asset Management S.A.
EUR	2,000	4.50%, 11/26/2020	2,698
		USI Insurance Services LLC
	1,193	4.25%, 12/27/2019	1,201
		Walter Investment Management Corp.
	1,623	4.75%, 12/18/2020	1,634
			36,937
		Food Manufacturing - 3.5%
		Advance Pierre Foods, Inc.
	2,440	5.75%, 07/10/2017	2,440
	1,000	9.50%, 10/10/2017	973
		Burton's Foods Ltd.
GBP	1,000	5.24%, 12/18/2020	1,634
		Del Monte Foods Co.
	930	01/26/2021 ◊☼	933
	4,218	4.00%, 03/08/2018	4,233
		Dole Food Co., Inc.
	595	4.50%, 11/01/2018	599
		H.J. Heinz Co.
	562	3.50%, 06/05/2020	567
		Hostess Brands, Inc.
	750	6.75%, 04/09/2020	778
		Milk Specialties Co.
	489	7.00%, 11/09/2018	488
		Roundy's Supermarkets, Inc.
	1,062	5.75%, 02/13/2019 ☼	1,073
		U.S. Foodservice, Inc.
	2,097	4.50%, 03/31/2019	2,115
			15,833
		Furniture and Related Product Manufacturing - 0.8%
		AOT Bedding Super Holdings LLC
	1,052	4.25%, 10/01/2019	1,061

3

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 78.9% - (continued)
		Furniture and Related Product Manufacturing - 0.8% - (continued)
		Wilsonart International Holding LLC
	$2,416	4.00%, 10/31/2019	$2,416
			3,477
		Health Care and Social Assistance - 6.3%
		Alere, Inc.
	281	4.25%, 06/30/2017	283
		American Renal Holdings, Inc.
	1,082	4.50%, 08/20/2019	1,082
	1,430	8.50%, 03/20/2020	1,434
		Ardent Medical Services, Inc.
	495	6.75%, 07/02/2018	500
		Catalent Pharma Solutions, Inc.
	480	6.50%, 12/31/2017	486
		Community Health Systems, Inc.
	3,180	01/27/2021 ◊☼	3,213
		DJO Finance LLC
	807	4.75%, 09/15/2017	812
		Immucor, Inc.
	491	5.00%, 08/19/2018	495
		Insight Pharmaceuticals LLC
	1,500	6.25%, 08/25/2016 ☼	1,487
		InVentiv Health, Inc., 1st Lien Consolidated Term Loan
	2,589	7.50%, 08/04/2016	2,578
		InVentiv Health, Inc., Term Loan B2
	2,169	7.75%, 05/15/2018	2,147
		MultiPlan, Inc.
	360	4.00%, 08/26/2017	362
		One Call Medical, Inc.
	2,010	5.00%, 11/27/2020	2,020
		Par Pharmeceutical Cos., Inc.
	346	4.25%, 09/30/2019	346
		Pharmaceutical Product Development, Inc.
	420	4.00%, 12/05/2018	422
		Pharmedium Healthcare Corp.
	980	01/28/2021 - 01/28/2022 ◊☼	992
		Salix Pharmaceuticals, Ltd.
	1,620	4.25%, 01/02/2020	1,638
		Sheridan Healthcare, Inc.
	155	3.00%, 06/29/2018 ☼	155
	377	4.50%, 06/29/2018	380
	1,210	8.25%, 12/20/2021	1,237
		Truven Health Analytics, Inc.
	325	4.50%, 06/06/2019	326
		US Renal Care, Inc.
	1,431	4.25%, 07/03/2019	1,442
	790	8.50%, 07/03/2020	808
	666	10.25%, 01/03/2020	681
		Valeant Pharmaceuticals International
	415	3.75%, 12/11/2019	418
	2,928	4.50%, 08/05/2020	2,957
			28,701
		Information - 11.3%
		Alcatel-Lucent
	5,351	5.75%, 01/30/2019	5,397
		Ancestry.com, Inc.
	3,750	4.50%, 12/28/2018	3,766
		Arris Group, Inc.
	1,682	3.50%, 04/17/2020	1,678
		Cabovisao-Televisao Por Cabo S.A.
	4,055	5.50%, 07/15/2019	4,126
		Charter Communications Operating LLC
	2,843	3.00%, 07/01/2020 ☼	2,830
		Decision Insight Information Group I, Inc.
	364	7.00%, 01/04/2017	363
		Emdeon, Inc.
	1,509	3.75%, 11/02/2018	1,513
		First Data Corp.
	2,410	4.16%, 09/24/2018	2,408
	2,323	4.16%, 03/24/2017	2,322
		First Data Corp., Extended 1st Lien Term Loan
	3,650	4.16%, 03/23/2018	3,646
		Infor US, Inc.
EUR	1,589	4.00%, 06/03/2020	2,152
		Kronos, Inc.
	1,248	4.50%, 10/30/2019	1,259
	1,194	9.75%, 04/30/2020	1,242
		Lawson Software, Inc.
	629	3.75%, 06/03/2020	630
		Leap Wireless International, Inc.
	1,996	4.75%, 10/10/2019 - 03/08/2020	1,999
		Level 3 Communications, Inc.
	2,520	4.00%, 08/01/2019 - 01/15/2020	2,534
		Light Tower Fiber LLC
	642	4.50%, 04/13/2020	643
	319	8.00%, 04/12/2021	325
		MISYS plc
	1,802	5.00%, 12/12/2018	1,818
		Novell, Inc.
	1,281	7.25%, 11/22/2017	1,299
		Peak 10, Inc.
	1,309	7.25%, 10/25/2018	1,322
		RedPrairie Corp.
	541	6.00%, 12/21/2018	546
		Skillsoft Corp.
	245	5.00%, 05/26/2017	246
		Sorenson Communications, Inc.
	1,220	9.50%, 10/31/2014	1,235
		Syniverse Holdings, Inc.
	388	4.00%, 04/23/2019	390
		TransFirst Holding, Inc.
	495	4.75%, 12/27/2017	495
	250	11.00%, 06/27/2018	253
		TWCC Holding Corp.
	210	7.00%, 06/26/2020	212
		Virgin Media Finance plc
GBP	1,200	4.50%, 06/08/2020	1,979
		WideOpenWest Finance LLC
	335	4.75%, 04/01/2019	337
		Zayo Group LLC
	2,494	4.00%, 07/02/2019	2,506
			51,471

4

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 78.9% - (continued)
		Media - 0.3%
		Media General, Inc.
	$1,565	4.25%, 07/31/2020	$1,577

		Mining - 3.2%
		Arch Coal, Inc.
	11,888	6.25%, 05/16/2018	11,763
		Fortescue Metals Group Ltd.
	2,676	4.25%, 06/28/2019	2,704
			14,467
		Miscellaneous Manufacturing - 1.9%
		Bombardier Recreational Products, Inc.
	1,595	4.00%, 01/30/2019	1,603
		DAE Aviation Holdings Inc
	750	07/30/2019 ◊☼	761
		DigitalGlobe, Inc.
	481	3.75%, 01/31/2020	483
		Doncasters plc
	2,893	5.50%, 04/09/2020	2,925
		Hamilton Sundstrand Corp.
	1,248	4.00%, 12/13/2019	1,252
		Sequa Corp.
	1,654	5.25%, 06/19/2017 ☼	1,635
			8,659
		Motor Vehicle and Parts Manufacturing - 1.6%
		Federal Mogul Corp., Tranche B Term Loan
	2,896	2.11%, 12/29/2014	2,874
		Federal Mogul Corp., Tranche C Term Loan
	1,704	2.11%, 12/28/2015	1,691
		Navistar, Inc.
	1,915	5.75%, 08/17/2017	1,940
		Tower Automotive Holdings USA LLC
	1,003	4.75%, 04/23/2020	1,007
			7,512
		Nonmetallic Mineral Product Manufacturing - 0.4%
		Ardagh Holdings USA, Inc.
	995	12/17/2019 ◊☼	997
	895	4.25%, 12/17/2019	898
			1,895
		Other Services - 2.4%
		Alliance Laundry Systems LLC
	750	4.25%, 12/10/2018	754
		Apex Tool Group LLC
	283	4.50%, 01/31/2020	284
		Gardner Denver
	4,284	4.25%, 07/30/2020	4,277
EUR	1,875	4.75%, 07/30/2020	2,537
		Rexnord LLC
	3,032	4.00%, 08/21/2020	3,046
			10,898
		Petroleum and Coal Products Manufacturing - 5.5%
		Crosby Worldwide, Ltd.
	3,250	4.00%, 11/23/2020	3,262
		Endeavour International
	3,000	11/30/2017 ◊☼	2,956
		Everest Acquisition LLC
	78	3.50%, 05/24/2018	78
		Fieldwood Energy LLC
	1,002	3.88%, 09/28/2018	1,008
		Ocean Rig ASA
	1,990	6.00%, 03/31/2021	2,031
		Pacific Drilling S.A.
	517	4.50%, 06/03/2018	523
		Peabody Energy Corp.
	3,327	4.25%, 09/24/2020	3,345
		Samson Investment Co.
	1,615	5.00%, 09/25/2018	1,628
		Shelf Drilling International Holdings Ltd.
	1,782	6.25%, 05/31/2018	1,782
	3,435	10.00%, 10/08/2018	3,482
		Templar Energy, LLC
	1,740	8.00%, 11/25/2020	1,754
		Western Refining, Inc.
	1,875	4.25%, 11/12/2020	1,894
		Wildhorse Resources LLC
	1,200	7.50%, 12/13/2018	1,212
			24,955
		Pipeline Transportation - 0.6%
		EMG Utica LLC
	535	4.75%, 03/27/2020	537
		EP Energy LLC
	285	4.50%, 04/30/2019	287
		NGPL Pipeco LLC
	223	6.75%, 09/15/2017	212
		Philadelphia Energy Solutions LLC
	1,918	6.25%, 04/04/2018	1,727
			2,763
		Primary Metal Manufacturing - 0.1%
		WireCo WorldGroup, Inc.
	278	6.00%, 02/15/2017	279

		Professional, Scientific and Technical Services - 3.6%
		Advantage Sales & Marketing, Inc.
	2,047	4.25%, 12/18/2017	2,058
	801	8.25%, 06/17/2018	811
		Affinion Group, Inc., Tranche B Term Loan
	8,653	6.75%, 10/09/2016	8,580
		AlixPartners LLP
	293	4.00%, 07/10/2020	295
	141	9.00%, 07/10/2021	144
		MoneyGram International, Inc.
	2,442	4.25%, 03/27/2020	2,462
		Paradigm Ltd., Term Loan B1
	988	4.75%, 07/30/2019	990
		Paradigm Ltd., Term Loan B2
	356	10.50%, 07/30/2020	357
		SunGard Data Systems, Inc.
	486	4.00%, 03/08/2020	488
			16,185
		Real Estate, Rental and Leasing - 0.7%
		Fly Leasing Ltd.
	904	4.50%, 08/09/2019	914
		Hertz (The) Corp.
	715	3.00%, 03/11/2018	715

5

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 78.9% - (continued)
	Real Estate, Rental and Leasing - 0.7% - (continued)
	Realogy Corp., Extended 1st Lien Term Loan B
$1,265	4.50%, 03/05/2020		$1,273
	Realogy Corp., Extended Credit Linked Deposit
82	4.41%, 10/10/2016		83
			2,985
	Retail Trade - 4.8%
	Affinia Group, Inc.
806	4.75%, 04/25/2020		809
	American Builders & Contractors Supply Co.
1,097	3.50%, 04/16/2020		1,101
	EB Sports Corp.
18	11.50%, 12/31/2015 Þ		18
	Great Atlantic & Pacific Tea Co., Inc.
1,154	11.00%, 03/13/2017		1,191
	J. C. Penney Co., Inc.
2,009	6.00%, 05/22/2018		1,946
	Michaels Stores, Inc.
1,221	3.75%, 01/28/2020		1,226
	Neiman Marcus Group, Inc.
2,948	5.00%, 10/25/2020		2,980
	Party City Holdings, Inc.
1,806	4.25%, 07/27/2019		1,816
	Quikrete (The) Companies, Inc.
1,586	4.00%, 09/26/2020		1,598
535	7.00%, 03/26/2021		549
	Rite Aid Corp.
1,067	4.00%, 02/21/2020		1,073
1,750	4.88%, 06/21/2021		1,778
725	5.75%, 08/21/2020		740
	Sports (The) Authority, Inc.
687	7.50%, 11/16/2017		685
	Sprouts Farmers Markets Holdings LLC
411	4.00%, 04/23/2020		413
	Supervalu, Inc.
3,580	5.00%, 03/21/2019		3,601
	TI Automotive Ltd.
457	5.50%, 03/28/2019		459
			21,983
	Soap, Cleaning Compound and Toilet Manufacturing - 0.7%
	Revlon Consumer Products Corp.
1,800	4.00%, 08/19/2019		1,809
	Spotless Group
693	5.00%, 10/02/2018		702
750	8.75%, 04/02/2019		769
			3,280
	Transit and Ground Passenger Transportation - 0.2%
	Emergency Medical Services Corp.
763	4.00%, 05/25/2018		767

	Truck Transportation - 0.3%
	Nexeo Solutions LLC
1,270	5.00%, 09/08/2017 - 09/09/2017		1,263
	Swift Transportation Co., Inc.
257	4.00%, 12/21/2017		260
			1,523
	Utilities - 1.5%
	Calpine Corp.
260	4.00%, 10/31/2020		263
	Dynegy Power LLC
918	4.00%, 04/23/2020		922
	La Frontera Generation LLC
1,247	4.50%, 09/30/2020		1,258
	PowerTeam Services LLC
53	3.69%, 05/06/2020 ☼Б		53
425	4.25%, 05/06/2020		425
665	8.25%, 11/06/2020		658
	Sandy Creek Energy Associates, L.P.
1,875	5.00%, 11/09/2020		1,880
	Star West Generation LLC
1,280	4.25%, 03/13/2020		1,288
			6,747
	Wholesale Trade - 0.2%
	Harbor Freight Tools
360	4.75%, 07/26/2019		366
	HD Supply, Inc.
493	4.50%, 10/12/2017		494
			860
	Total senior floating rate interests
	(cost $355,088)		$358,643

EXCHANGE TRADED FUNDS - 2.7%
	Other Investment Pools and Funds - 2.7%
44	iShares iBoxx $ High Yield Corporate Bond ETF		$4,082
161	PowerShares Senior Loan Portfolio		4,005
40	SPDR Barclays Short Term High Yield Bond ETF		1,225
60	SPDR Blackstone/GSO Senior Loan ETF		3,018
			12,330
	Total exchange traded funds
	(cost $12,241)		$12,330

	Total long-term investments
	(cost $449,872)		$455,282

SHORT-TERM INVESTMENTS - 6.4%
Other Investment Pools and Funds - 6.4%
28,973	JP Morgan U.S. Government Money Market Fund		$28,973

	Total short-term investments
	(cost $28,973)		$28,973

	Total investments
	(cost $478,845) ▲	106.6%	$484,255
	Other assets and liabilities	(6.6)%	(29,817)
	Total net assets	100.0%	$454,438

6

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $478,845 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,501
Unrealized Depreciation	(1,091)
Net Unrealized Appreciation	$5,410

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $65,913, which represents 14.5% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $6,638, which represents 1.5% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $23,355 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Þ	This security may pay interest in additional principal instead of cash.

Б	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2014, the aggregate value of the unfunded commitment was $30, which represents 0.0% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	02/20/2014	RBC	$1,247	$1,225	$22	$–
EUR	Buy	02/20/2014	NAB	1,793	1,787	–	(6)
EUR	Sell	02/20/2014	CSFB	35,423	34,919	504	–
EUR	Sell	02/20/2014	DEUT	2,030	2,000	30	–
EUR	Sell	02/20/2014	MSC	4,388	4,354	34	–
GBP	Sell	02/20/2014	CSFB	9,359	9,356	3	–
						$593	$(6)

7

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound

Other Abbreviations:
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor's Depositary Receipt

Credit Exposure
as of January 31, 2014
Credit Rating *	Percentage of Net Assets
Baa / BBB	0.9%
Ba / BB	14.5
B	68.1
Caa / CCC or Lower	11.9
Not Rated	2.0
Non-Debt Securities and Other Short-Term Instruments	9.1
Other Assets and Liabilities	(6.6)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

8

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	84,309	–	84,309	–
Exchange Traded Funds	12,330	12,330	–	–
Senior Floating Rate Interests	358,643	–	358,643	–
Short-Term Investments	28,973	28,973	–	–
Total	$484,255	$41,303	$442,952	$–
Foreign Currency Contracts *	593	–	593	–
Total	$593	$–	$593	$–
Liabilities:
Foreign Currency Contracts *	6	–	6	–
Total	$6	$–	$6	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

9

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 3.5%
	Bermuda - 0.1%
	Digicel Ltd.
$400	8.25%, 09/01/2017 §	$415

	Brazil - 0.2%
	Cosan Overseas Ltd.
450	8.25%, 11/05/2015 §♠	448
	Fibria Overseas Finance Ltd.
282	7.50%, 05/04/2020 §	310
	Odebrecht Finance Ltd.
492	7.50%, 09/14/2015 §♠	484
		1,242
	British Virgin Islands - 0.2%
	Hong Kong Electric Finance Ltd.
755	4.25%, 12/14/2020 §	783
	Studio City Finance Ltd.
350	8.50%, 12/01/2020 §	388
		1,171
	Canada - 0.1%
	Pacific Rubiales Energy Corp.
725	7.25%, 12/12/2021 §	761

	Chile - 0.1%
	Cencosud S.A.
475	5.50%, 01/20/2021 §	470

	China - 0.2%
	CNOOC Finance 2012 Ltd.
725	3.88%, 05/02/2022 §	706
	Shimao Property Holding Ltd.
320	9.65%, 08/03/2017 §	340
		1,046
	Colombia - 0.2%
	Bancolombia S.A.
662	6.13%, 07/26/2020 ‡	682
	Empresa de Energia de Bogota
625	6.13%, 11/10/2021 §	647
		1,329
	Dominican Republic - 0.1%
	Aeropuertos Dominicanos
325	9.25%, 11/13/2019 §	257

	Hong Kong - 0.2%
	Hongkong (The) Land Finance Co., Ltd.
340	4.50%, 10/07/2025	333
	Hutchison Whampoa Ltd.
482	6.00%, 10/28/2015 ■╦♠	509
	Li & Fung Ltd.
318	5.25%, 05/13/2020 §	336
		1,178
	India - 0.2%
	ICICI Bank Ltd.
525	5.75%, 11/16/2020 §	549
	Reliance Holdings USA
325	5.40%, 02/14/2022 §	335
		884
	Indonesia - 0.1%
	Adaro Indonesia PT
475	7.63%, 10/22/2019 §	498

	Ireland - 0.1%
	MTS International Funding Ltd.
325	8.63%, 06/22/2020 §	379

	Israel - 0.1%
	Teva Pharmaceuticals Finance LLC
600	6.15%, 02/01/2036	674

	Kazakhstan - 0.1%
	HSBK Europe B.V.
752	7.25%, 05/03/2017 §	818

	Luxembourg - 0.2%
	Gaz Capital S.A.
425	9.25%, 04/23/2019 §	513
	VTB Capital S.A.
569	6.88%, 05/29/2018 §	618
		1,131
	Mexico - 0.1%
	Banco Santander S.A.
825	4.13%, 11/09/2022 §	771

	Netherlands - 0.1%
	Indosat Palapa Co. B.V.
455	7.38%, 07/29/2020 §	494

	Peru - 0.1%
	Banco de Credito del Peru/Panama
791	5.38%, 09/16/2020 §	809

	Qatar (State of) - 0.1%
	CBQ Finance Ltd.
364	7.50%, 11/18/2019 ■	431

	Russia - 0.1%
	Gazprombank OJSC Via GPB Eurobond
500	7.88%, 04/25/2018 §♠Δ	494

	Singapore - 0.2%
	DBS Bank Ltd.
800	3.63%, 09/21/2022 ╦§	822

	South Korea - 0.2%
	Korea Hydro & Nuclear Power Co., Ltd.
475	4.75%, 07/13/2021 §	512
	Posco
802	4.25%, 10/28/2020 ■	831
		1,343
	Thailand - 0.1%
	PTT plc
600	3.38%, 10/25/2022 ■	538

1

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 3.5% - (continued)
		Turkey - 0.1%
		Yapi ve Kredi Bankasi
	$550	4.00%, 01/22/2020 §	$476

		United Arab Emirates - 0.1%
		DP World Ltd.
	400	6.85%, 07/02/2037 ■╦	410
		Taqa Abu Dhabi National Energy Co.
	263	5.88%, 10/27/2016 ■	292
			702
		United Kingdom - 0.1%
		Standard Bank plc
	255	8.13%, 12/02/2019	285
		Vedanta Resources plc
	343	9.50%, 07/18/2018 §	377
			662
		Total corporate bonds
		(cost $19,978)	$19,795

FOREIGN GOVERNMENT OBLIGATIONS - 8.3%
		Brazil - 0.5%
		Brazil (Republic of)
BRL	4,452	6.00%, 08/15/2022 ◄	$1,746
	1,200	7.13%, 01/20/2037 ╦	1,344
			3,090
		Greece - 0.4%
		Greece (Republic of)
EUR	2,495	2.00%, 02/24/2032 - 02/24/2042 §	1,743
		Hellenic Republic
EUR	425	2.00%, 02/24/2028 §	328
			2,071
		Ireland - 0.6%
		Ireland (Republic of)
EUR	1,545	4.50%, 10/18/2018	2,342
EUR	725	5.90%, 10/18/2019	1,174
			3,516
		Italy - 0.8%
		Italy Buoni Poliennali del Tesoro
EUR	1,332	2.10%, 09/15/2017 ◄§	1,850
EUR	1,700	4.75%, 05/01/2017	2,505
			4,355
		Japan - 1.9%
		Japan (Government of)
JPY	1,020,595	0.10%, 09/10/2023 ◄	10,666

		Mexico - 0.8%
		Mexican Udibonos
MXN	37,040	4.50%, 11/22/2035 ◄	2,991
		United Mexican States
	1,326	6.05%, 01/11/2040	1,405
			4,396
		New Zealand - 1.0%
		New Zealand (Country of)
NZD	3,593	2.00%, 09/20/2025 ◄	2,743
NZD	2,006	3.00%, 09/20/2030 ◄	1,652
		New Zealand (Government of)
NZD	1,916	4.50%, 02/15/2016 ◄	1,635
			6,030
		Norway - 0.8%
		Norway (Kingdom of)
NOK	31,300	2.00%, 05/24/2023	4,687

		Portugal - 0.4%
		Portugal (Republic of)
EUR	1,525	3.85%, 04/15/2021 ■	1,965
EUR	350	4.75%, 06/14/2019 ■	488
			2,453
		South Korea - 0.4%
		Korea (Republic of)
KRW	2,422,100	1.13%, 06/10/2023 ◄	2,139

		Sweden - 0.7%
		Sweden (Kingdom of)
SEK	16,700	3.50%, 06/01/2022	2,827
SEK	4,967	3.50%, 12/01/2028 ◄	1,030
			3,857
		Total foreign government obligations
		(cost $46,951)	$47,260

U.S. GOVERNMENT AGENCIES - 4.1%
		United States - 4.1%
		FNMA
	$5,660	3.00%, 02/15/2044 ☼	$5,503
	5,100	3.50%, 02/15/2041 ☼	5,174
	4,900	4.00%, 02/15/2044 ☼	5,133
	6,200	4.50%, 02/15/2040 ☼	6,651
			22,461
		GNMA
	790	3.00%, 03/15/2043 ☼	782

		Total U.S. government agencies
		(cost $22,851)	$23,243

U.S. GOVERNMENT SECURITIES - 4.3%
		United States - 4.3%
		U.S. Treasury Bonds
	$1,475	0.63%, 02/15/2043 ◄	$1,236
	1,900	3.38%, 04/15/2032 ◄╦	3,455
			4,691
		U.S. Treasury Notes
	19,600	0.13%, 04/15/2018 - 01/15/2023 ◄	20,191

		Total U.S. government securities
		(cost $25,386)	$24,882

Contracts╬
CALL OPTIONS PURCHASED - 0.0%
		Commodity Contracts - 0.0%
		Brent Oil Option
	1,355	Expiration: 02/09/2015, Exercise Price: $140.00 β	$36
	1,355	Expiration: 02/10/2014, Exercise Price: $150.00 β	—
	1,355	Expiration: 08/11/2014, Exercise Price: $160.00 β	—

2

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CALL OPTIONS PURCHASED - 0.0% - (continued)
		Commodity Contracts - 0.0% - (continued)
		Live Cattle Future Option
	—	Expiration: 06/09/2014, Exercise Price: $130.00	$107
		Equity Contracts - 0.0%
		Agricultural Bank China Option
HKD	4,470	Expiration: 07/30/2014, Exercise Price: $3.72	45
		Foreign Exchange Contracts - 0.0%
		USD Call/CNH Put
	12,230	Expiration: 07/24/2014	64
			252
		Total call options purchased
		(cost $390)	$252

Contracts╬
PUT OPTIONS PURCHASED - 0.1%
		Equity Contracts - 0.1%
		Hang Seng Index Option
HKD	5	Expiration: 04/23/2014, Exercise Price: $21879.00	$443
		Foreign Exchange Contracts - 0.0%
		USD Put/CNH Call
	12,230	Expiration: 07/24/2014	27
			470
		Total put options purchased
		(cost $318)	$470

Shares or Principal Amount ╬
COMMON STOCKS - 70.3%
		Australia - 1.3%
	8	AGL Energy Ltd.	$104
	31	Amp Ltd.	115
	19	Australia & New Zealand Banking Group Ltd.	495
	21	BHP Billiton Ltd.	668
	13	Brambles Ltd.	106
	13	Carsales.Com Ltd.	101
	79	Challenger Financial Services Group Ltd.	417
	8	Coca-Cola Amatil Ltd.	80
	10	Commonwealth Bank of Australia	661
	19	Computershare Ltd.	190
	171	Evolution Mining Ltd.	94
	150	Kingsgate Consolidated Ltd.	143
	146	Medusa Mining Ltd.	243
	16	National Australia Bank Ltd.	475
	6	Newcrest Mining Ltd.	46
	395	Northern Star Resources Ltd.	297
	4	Orica Ltd.	76
	9	Origin Energy Ltd.	111
	4	REA Group, Ltd.	146
	3	Recall Australia Holdings Ltd. ●	11
	204	Regis Resources Ltd.	472
	4	Rio Tinto Ltd.	227
	18	Seek Ltd.	197
	2	Shopping Centres Australasia Property Group	2
	15	Suncorp-Metway Ltd.	162
	50	Telstra Corp., Ltd.	226
	19	Transurban Group	113
	19	Treasury Wine Estates Ltd.	62
	9	Wesfarmers Ltd.	342
	18	Westfield Group REIT	161
	19	Westpac Banking Corp.	518
	5	Woodside Petroleum Ltd.	168
	9	Woolworths Ltd.	281
			7,510
		Austria - 0.2%
	7	Erste Group Bank AG	241
	48	Wienerberger AG	757
			998
		Belgium - 0.4%
	4	Ageas	177
	5	Anheuser-Busch InBev N.V.	518
	3	Anheuser-Busch InBev N.V. ADR	266
	7	Groupe Bruxelles Lambert S.A.	668
	7	KBC Groep N.V.	391
			2,020
		Brazil - 0.6%
	48	Banco ABC Brasil S.A.	235
	17	Banco Bradesco S.A.	185
	25	Banco Santander Brasil S.A.	115
	22	BM & F Bovespa S.A.	87
	47	BR Malls Participacoes S.A.	296
	6	BRF S.A.	114
	27	CETIP S.A. - Mercados Organizado	254
	53	Cia de Saneamento Basico do Estado de Sao Paulo	487
	13	Companhia Energetica de Minas Gerais	75
	10	Companhia Sider·rgica Nacional	48
	57	Cyrela Brazil Realty S.A.	339
	11	Gerdau S.A.	81
	24	Itau Unibanco Banco Multiplo S.A. ADR	290
	28	Itausa - Investimentos Itau S.A.	96
	13	Lojas Americanas S.A.	82
	7	Minerva S.A. ●	32
	11	OGX Petroleo e Gas Participacoes S.A. ●	1
	261	PDG Realty S.A. ●	181
	44	Petroleo Brasileiro S.A.	262
	11	SLC Agricola S.A.	79
	23	Vale S.A.	291
			3,630
		British Virgin Islands - 0.1%
	77	Atlas Mara Co-Nvest Ltd. ●	863

		Canada - 1.9%
	5	Agrium, Inc.	418
	44	Alamos Gold, Inc.	408
	3	Allied Properties REIT	91
	11	Artis REIT	156
	2	Bank of Montreal	152
	4	Bank of Nova Scotia	215
	326	Banro Corp. ●	161
	3	Barrick Gold Corp.	58
	5	Boardwalk REIT	237
	12	Canadian Apartment Properties REIT	221
	9	Canadian Imperial Bank of Commerce	703
	12	Canadian National Railway Co.	642

3

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 70.3% - (continued)
	Canada - 1.9% - (continued)
6	Canadian Natural Resources Ltd.	$181
5	Canadian REIT	172
78	Colossus Minerals, Inc. ⌂●†	1
8	Cominar REIT	132
59	Continental Gold Ltd. ●	184
31	Continental Gold Ltd. Private Placement ●	98
10	Detour Gold Corp. ●	67
5	Dundee REIT	134
17	Enbridge, Inc.	722
8	First National Financial Corp.	164
5	Genworth MI Canada, Inc.	143
4	Goldcorp, Inc.	98
9	H&R Real Estate Investment Trust	171
9	Home Capital Group, Inc.	629
3	Maple Leaf Foods, Inc.	49
7	National Bank of Canada	535
193	Nevsun Resources Ltd.	707
7	Northern Property REIT	181
48	Osisko Mining Corp. ●	287
14	Potash Corp. of Saskatchewan, Inc.	430
5	Royal Bank of Canada	284
82	Rubicon Minerals Corp. ●	105
203	Semafo, Inc.	654
6	Suncor Energy, Inc.	201
3	Toronto Dominion Bank	234
13	Transcanada Corp.	579
48	Yamana Gold, Inc.	451
		11,055
	Cayman Islands - 0.1%
136	HC International, Inc. ●	307

	Chile - 0.1%
97	Empresa Nacional del Petroleo	126
6	Latam Airlines Group S.A.	85
4	Sociedad Quimica y Minera de Chile S.A.	94
		305
	China - 2.9%
20	21Vianet Group, Inc. ADR ●	457
288	Air China Ltd.	188
1	Baidu, Inc. ADR ●	175
435	Bank of China Ltd.	183
568	BBMG Corp.	444
68	China Bluechemical Ltd.	37
385	China Construction Bank	267
69	China Life Insurance Co., Ltd.	188
165	China Longyuan Power Group Corp.	199
47	China Mobile Ltd.	449
145	China Pacific Insurance Co., Ltd.	525
181	China Petroleum & Chemical Corp. Class H	143
36	China Shenhua Energy Co., Ltd.	93
63	China Unicom Ltd.	82
102	CNOOC Ltd.	158
22	Coland Holdings Ltd.	57
580	Dongfeng Motor Group Co., Ltd.	854
108	ENN Energy Holdings Ltd.	695
396	Evergrande Real Estate Group Ltd.	158
459	GOME Electrical Appliances Holdings Ltd.	80
1,604	Guangdong Investment Ltd.	1,480
1,910	Huabao International Holdings Ltd.	967
170	Huaneng Power International, Inc.	158
409	Industrial & Commercial Bank of China Ltd.	252
838	Intime Retail Group Co., Ltd.	841
274	Lenovo Group Ltd.	353
2,572	Maoye International Holdings	390
11	NetEase, Inc. ADR ●	816
38	New Oriental Education & Technology Group, Inc. ADR	1,116
17	NQ Mobile, Inc. ADR ●	287
782	PetroChina Co., Ltd.	754
43	Phoenix New Media Ltd. ADR ●	411
18	Ping An Insurance (Group) Co.	149
295	Sunny Optical Technology Group	240
34	Tencent Holdings Ltd.	2,352
253	Zhaojin Mining Industry Co., Ltd.	148
1,113	Zijin Mining Group Co., Ltd.	236
		16,382
	Colombia - 0.0%
11	Bancolombia S.A. ●	126

	Denmark - 0.2%
14	Novo Nordisk A/S	569
35	Spar Nord Bank A/S ●	311
		880
	Egypt - 0.1%
475	Centamin plc ●	342

	Finland - 0.1%
5	Fortum Corp.	105
2	Metso Oyj	72
25	Nokia Oyj	172
5	Sampo Oyj Class A	244
13	Stora Enso Oyj Class R	121
2	Valmet Corp. ●	19
		733
	France - 3.8%
7	Aeroports de Paris	736
2	Air Liquide	294
28	AXA S.A.	732
47	BNP Paribas	3,594
6	Carrefour S.A.	189
2	Cie Generale d'Optique Essilor International S.A.	200
41	Compagnie De Saint-Gobain	2,164
25	Credit Agricole S.A.	332
10	GDF Suez	225
4	Groupe Danone	239
177	Groupe Eurotunnel S.A.	1,956
1	Kering	154
3	Legrand S.A.	151
2	L'Oreal S.A.	300
2	LVMH Moet Hennessy Louis Vuitton S.A.	287
2	Michelin (C.G.D.E.) Class B	163
19	Orange S.A.	235
2	Pernod-Ricard S.A.	172
8	S.A. Des Ciments Vicat	550
7	Sanofi-Aventis S.A.	688

4

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 70.3% - (continued)
	France - 3.8% - (continued)
4	Schneider Electric S.A.	$288
15	Societe Generale Class A	849
117	Suez Environment S.A.	2,096
14	Total S.A.	787
1	Unibail Rodamco REIT	186
22	Vallourec S.A.	1,113
41	Vinci S.A.	2,699
8	Vivendi S.A.	214
		21,593
	Germany - 2.6%
2	Adidas AG	221
3	Allianz SE	485
6	BASF SE	678
5	Bayer AG	643
2	Bayerische Motoren Werke (BMW) AG	250
5	Bilfinger Berger AG	569
1	Continental AG	263
6	Daimler AG	487
6	Deutsche Bank AG	286
2	Deutsche Boerse AG	149
21	Deutsche Telekom AG	335
43	Deutsche Wohnen A.G.	801
42	Deutsche Wohnen AG ●	758
11	E.On SE	198
26	Freenet AG	798
2	Fresenius Medical Care AG & Co.	133
1	Fresenius SE & Co. KGaA	164
3	Henkel AG & Co. KGaA	272
12	Infineon Technologies AG	124
20	Leg Immobilien GmbH	1,162
1	Linde AG	252
16	Metro AG	657
2	Muenchener Rueckversicherungs	314
1	Osram Licht AG ●	33
12	Rheinmetall AG	766
25	Rhoen-Klinikum AG	735
6	SAP AG	479
5	Siemens AG	680
25	ThyssenKrupp AG	645
43	TUI AG ●	731
13	Wirecard A.G.	574
		14,642
	Greece - 0.7%
95	Frigoglass S.A. ╦	565
108	Hellenic Telecommunications Organization S.A. ╦	1,575
83	Opap S.A.	1,072
171	Piraeus Bank S.A. ●	403
496	Solar Capital Ltd. ●	450
		4,065
	Hong Kong - 1.8%
61	AAC Technologies Holdings, Inc.	259
158	AIA Group Ltd.	727
304	Asian Citrus Holdings Ltd.	80
25	ASM Pacific Technology Ltd.	230
24	Bank of East Asia Ltd.	91
304	Baoxin Automotive Group Ltd.	253
63	Beijing Enterprises Holdings Ltd.	536
62	Belle International Holdings Ltd.	67
47	BOC Hong Kong Holdings Ltd.	142
15	Cheung Kong Holdings Ltd.	222
109	Cheung Kong Infrastructure Holdings Ltd.	640
99	China International Marine Containers Co., Ltd.	229
902	China Lesso Group Holdings Ltd.	557
27	China Resources Enterprise	81
128	China Resources Gas Group LT	395
20	CLP Holdings Ltd.	148
10	Hang Seng Bank Ltd.	154
18	Henderson Land Development Co., Ltd.	95
57	Hong Kong & China Gas Co., Ltd.	117
11	Hong Kong Exchanges & Clearing Ltd.	168
992	Huadian Fuxin Energy Corp. Ltd.	452
20	Hutchison Whampoa Ltd.	251
200	Ju Teng International Holdings	133
316	Kunlun Energy Co., Ltd.	522
50	Li & Fung Ltd.	70
78	Lifestyle International Holdings Ltd.	139
4	Lifestyle Properties Development Ltd. ●	1
30	Link (The) REIT	137
90	MGM China Holdings Ltd.	353
78	Power Assets Holdings Ltd.	585
113	Samsonite International S.A.	310
186	Shanghai Industrial Holdings Ltd.	620
412	Skyworth Digital Holdings Ltd.	225
15	Sun Hung Kai Properties Ltd.	183
1,370	Tongda Group Holdings Ltd.	146
17	Wharf Holdings Ltd.	116
86	Wynn Macau Ltd.	364
897	Xingda International Holdings	489
		10,287
	India - 0.4%
14	Bharti Airtel Ltd.	68
12	HCL Technologies Ltd.	273
12	HDFC Bank Ltd.	119
7	Housing Development Finance Corp. Ltd.	91
3	Infosys Technologies Ltd.	162
24	ITC Ltd.	126
6	Larsen & Toubro Ltd.	88
28	NTPC Ltd.	57
48	Power Grid Corp. of India Ltd.	73
11	Reliance Industries Ltd.	145
20	Tata Consultancy Services Ltd.	723
21	Tata Motors Ltd.	116
		2,041
	Indonesia - 0.1%
177	Astra International Tbk PT	93
111	Bank Central Asia PT	90
640	P.T. Telekomunikasi Indonesia Tbk	119
128	PT Bank Rakyat Indonesia	87
		389
	Ireland - 1.3%
1	Allegion plc ●	64
278	C&C Group plc	1,577
69	CRH plc	1,782
11	Experian plc	194
36	Glanbia plc	523
34	Kingspan Group plc	648

5

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 70.3% - (continued)
	Ireland - 1.3% - (continued)
—	Mallinckrodt plc ●	$19
9	Paddy Power plc	731
—	Prothena Corp. plc ●	6
14	Ryanair Holdings plc ADR ●	671
5	Shire plc	253
38	Smurfit Kappa Group plc	895
		7,363
	Israel - 0.3%
11	Azrieli Group	358
23	Delek Automotive Systems Ltd.	239
56	Harel Insurance Investements	318
6	Israel Chemicals Ltd.	48
1	Israel Corp., Ltd. ●	434
13	Mizrahi Tefahot Bank Ltd.	162
7	Teva Pharmaceutical Industries Ltd.	292
		1,851
	Italy - 1.1%
9	Assicurazioni Generali S.p.A.	191
7	Banca Generali S.p.A.	201
37	De'Longhi S.p.A.	607
13	DiaSorin S.p.A.	581
190	Enel Green Power S.p.A.	478
55	Enel S.p.A.	249
16	Eni S.p.A.	354
98	Finmeccanica S.p.A.	861
64	Intesa Sanpaolo S.p.A.	172
87	Pirelli & Co. S.p.A. ╦	1,391
137	Snam S.p.A.	752
24	Unicredit S.p.A.	179
		6,016
	Japan - 6.7%
2	3-D Matrix, Ltd. ●	108
13	Asahi Glass Co., Ltd.	75
5	Asahi Group Holdings Ltd.	133
5	Astellas Pharma, Inc.	299
7	Bridgestone Corp.	242
10	Broadleaf Co., Ltd.	161
8	Canon, Inc.	221
2	Central Japan Railway Co.	219
7	Chubu Electric Power Co., Inc.	79
5	Cookpad, Inc.	157
9	CyberAgent, Inc.	422
20	Daifuku Co., Ltd.	231
8	Daiichi Sankyo Co., Ltd.	136
9	Denki Kogyo Co Ltd	55
5	Denso Corp.	251
6	Digital Garage, Inc.	150
6	DMG Mori Seiki Co., Ltd.	98
6	DTS Corp.	109
2	East Japan Railway Co.	153
3	Eisai Co., Ltd.	113
2	Enigmo, Inc. ●	80
1	Fanuc Corp.	174
19	Fuji Photo Film Co., Ltd.	554
23	Fukuoka Financial Group, Inc.	95
7	GMO Payment Gateway, Inc.	324
1	Hikari Tsushin, Inc.	108
99	Hitachi Ltd.	757
42	Hitachi Metals Ltd.	665
12	Honda Motor Co., Ltd.	450
5	Hoya Pentax HD Corp.	144
10	Infomart Corp.	173
38	Inpex Corp.	454
8	Internet Initiative Japan, Inc.	202
5	Iriso Electronics Co., Ltd.	220
112	Isuzu Motors Ltd.	663
14	Itochu Corp.	176
19	Itochu Techno-Solutions Corp.	766
7	Japan Digital Laboratory Co., Ltd.	109
16	Japan Radio Co., Ltd.	54
42	Japan Tobacco, Inc.	1,299
150	JX Holdings, Inc.	721
8	Kansai Electric Power Co., Inc.	88
6	Kao Corp.	188
22	KDDI Corp.	1,215
1	Keyence Corp.	236
25	Kintetsu Corp.	85
23	Komatsu Ltd.	480
17	K's Holdings Corp.	458
10	Kubota Corp.	157
13	Kyocera Corp.	565
—	M3, Inc.	369
46	Makino Milling Machine Co.	380
6	Mimaki Engineering Co., Ltd.	78
55	Minebea Co., Ltd.	414
10	Mitsubishi Corp.	179
17	Mitsubishi Electric Corp.	193
10	Mitsubishi Estate Co., Ltd.	251
30	Mitsubishi Heavy Industries Ltd.	192
197	Mitsubishi UFJ Financial Group, Inc.	1,183
26	Mitsubishi UFJ Lease & Finance Co., Ltd.	136
12	Mitsui & Co., Ltd.	155
9	Mitsui Fudosan Co., Ltd.	269
139	Mizuho Financial Group, Inc.	294
2	Murata Manufacturing Co., Ltd.	156
24	Net One Systems Co., Ltd.	149
1	Nidec Corp.	154
4	Nikon Corp.	62
1	Nintendo Co., Ltd.	98
7	Nippon Ceramic Co., Ltd.	103
6	Nippon Shinyaku Co., Ltd.	108
48	Nippon Steel & Sumitomo Metal Corp.	145
24	Nippon Telegraph & Telephone Corp.	1,284
100	Nissan Motor Co., Ltd.	858
33	Nomura Holdings, Inc.	226
9	NSD Co., Ltd.	118
12	NTT DoCoMo, Inc.	185
3	Obara Group, Inc.	103
26	OBIC Co., Ltd.	806
1	Oisix, Inc. ●	51
14	ORIX Corp.	206
96	Osaka Gas Co., Ltd.	388
3	Otsuka Corp.	411
20	Panasonic Corp.	222
7	Pola Orbis Holdings, Inc.	241
59	Rakuten, Inc.	970
3	Roland Corp.	97
5	Sata Holdings, Corp.	104
2	Secom Co., Ltd.	116

6

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 70.3% - (continued)
	Japan - 6.7% - (continued)
7	Seven & I Holdings Co., Ltd.	$266
3	Shin-Etsu Chemical Co., Ltd.	173
29	Shionogi & Co., Ltd.	585
6	Shiseido Co., Ltd.	95
1	SMC Corp. of America	202
6	SMS Co, Ltd.	127
8	SoftBank Corp.	581
9	Sony Corp.	138
8	Sony Financial Holdings, Inc.	134
6	Start Today Co., Ltd.	131
45	Sumisho Computer Systems Corp.	1,240
9	Sumitomo Electric Industries Ltd.	145
25	Sumitomo Mitsui Financial Group, Inc.	1,138
6	Suzuken Co., Ltd.	214
39	T&D Holdings, Inc.	474
19	Tachi-S Co., Ltd.	257
5	Takeda Pharmaceutical Co., Ltd.	250
2	Terumo Corp.	93
4	THK Co., Ltd.	89
18	Tobu Railway Co., Ltd.	82
22	Tokio Marine Holdings, Inc.	648
2	Tokyo Electron Ltd.	103
25	Tokyo Gas Co., Ltd.	124
30	Tokyo Ohka Kogyo Co., Ltd.	594
16	Toray Industries, Inc.	105
41	Toshiba Corp.	170
24	Toyo Suisan Kaisha Ltd.	750
20	Toyota Industries Corp.	928
18	Toyota Motor Corp.	1,036
2	Tsuruha Holdings, Inc.	225
2	West Japan Railway Co.	100
4	Wirelessgate, Inc.	164
45	Yahoo Japan Corp.	252
14	Yaskawa Electric Corp.	185
3	Zuiko Corp.	150
		38,474
	Jersey - 0.1%
42	Glencore Xstrata plc	219
4	Randgold Resources Ltd. ADR	247
		466
	Luxembourg - 0.0%
7	ArcelorMittal	114

	Malaysia - 0.3%
797	AirAsia Berhad	538
100	Axiata Group Berhad	197
31	Genting Berhad	97
458	IGB REIT	166
66	IOI Corp. Bhd	82
26	IOI Properties Group SDN BHD ●	21
143	MY EG Services BHD	114
66	Tenaga Nasional Bhd	233
		1,448
	Mauritius - 0.0%
310	Golden Agri Resources Ltd.	126

	Mexico - 0.1%
296	America Movil S.A.B. de C.V. ╦	315
26	Fomento Economico Mexicano S.A. de C.V.	238
41	Grupo Mexico S.A.B. de C.V.	131
2	Industrias Penoles S.A.B. de C.V.	47
57	Wal-Mart de Mexico S.A.B. de C.V.	136
		867
	Netherlands - 1.4%
3	Airbus Group N.V.	234
18	Akzo Nobel N.V.	1,304
2	ASML Holding N.V.	189
58	Delta Lloyd N.V.	1,494
13	Heineken N.V.	794
48	ING Groep N.V. ●	630
11	Koninklijke Ahold N.V.	176
9	Koninklijke Philips N.V.	296
12	Royal Dutch Shell plc	432
20	Royal Dutch Shell plc Class B	721
12	Unilever N.V.	463
54	Wolters Kluwer N.V.	1,492
		8,225
	Norway - 0.5%
46	DNB ASA	776
17	Marine Harvest	194
260	Norwegian Property ASA	301
33	Oslo Bors VPS Holding ASA †	330
22	SpareBank 1 SR Bank ASA	218
9	Statoil ASA	223
24	Storebrand ASA	142
34	Telenor ASA	710
4	Yara International ASA	168
		3,062
	Peru - 0.0%
24	Compania De Minas Buenaventur ADR	299

	Philippines - 0.0%
91	Metropolitan Bank & Trust Co.	152

	Russia - 0.1%
4	Lukoil ADR	210
5	MMC Norilsk Nickel OJSC ADR	80
33	OAO Gazprom Class S ADR ╦	268
3	Uralkali GDR §	74
		632
	Singapore - 0.6%
188	Ascendas REIT	312
536	Biosensors International Group Ltd.	362
44	Bumitama Agri Ltd.	31
288	Capitacommercial Trust REIT	320
20	DBS Group Holdings Ltd.	265
60	First Resources Ltd.	93
—	Hutchinson Port Holdings Trust	—
15	Keppel Corp., Ltd.	126
4	Keppel REIT	4
225	Mapletree Commercial Trust REIT	205
233	Mapletree Industries REIT	239
148	Mapletree Logistics Trust REIT	116
26	Oversea-Chinese Banking Corp., Ltd.	185
78	Singapore Telecommunications Ltd.	216
197	Suntec REIT	248

7

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 70.3% - (continued)
	Singapore - 0.6% - (continued)
14	United Overseas Bank Ltd.	$224
115	Wilmar International Ltd.	281
		3,227
	South Africa - 0.2%
4	AngloGold Ashanti	54
6	Impala Platinum Holdings Ltd.	61
10	MTN Group Ltd.	178
3	Naspers Ltd.	311
4	Sasol Ltd.	197
7	Sibanye Gold Ltd.	10
11	Standard Bank Group Ltd.	119
27	Woolworths Holdings Ltd.	147
		1,077
	South Korea - 2.8%
15	BS Financial Group, Inc. ●	220
1	CJ Korea Express Corp. ●	52
—	CJ O Shopping Co., Ltd.	50
8	Crucialtec Co., Ltd. ●	85
7	Danal Co., Ltd. ●	60
16	Daum Communications Corp. ●	1,189
18	DGB Financial Group, Inc. ●	277
5	Doosan Corp.	600
2	Eo Technics Co, Ltd. ●	82
8	Eugene Technology Co, Ltd.	145
7	GS Engineering & Construction Corp. ●	230
9	GS Holdings Corp. ●	449
18	Hana Financial Holdings	696
30	Hynix Semiconductor, Inc. ●	1,043
25	Hyundai Development Co. ●	571
—	Hyundai Heavy Industries Co., Ltd. ●	102
8	Hyundai Home Shopping Network Corp.	1,420
2	Hyundai Mobis Co., Ltd. ●	617
1	Hyundai Motor Co., Ltd.	217
4	KB Financial Group, Inc. ●	124
3	KGInicis Co., Ltd.	52
3	Kia Motors Corp.	126
3	Koh Young Technology, Inc. ●	70
2	Kona I Co., Ltd. ●	62
64	Korea Electric Power Corp. ●	2,073
1	KT&G Corp.	102
4	L.G. Philips LCD Co., Ltd. ●	88
2	LG Chem Ltd.	213
2	LG Corp. ●	82
44	LG Telecom Ltd.	452
1	LS Corp. ●	103
4	Mobilians Co., Ltd.	46
42	Nice Information Service Co., Ltd. ●	116
—	Orion Corp. ●	193
4	Posco Ltd.	1,005
2	Samsung C&T Corp.	98
2	Samsung Electronics Co., Ltd.	2,398
1	Samsung Fire & Marine Insurance Co., Ltd.	122
8	Shinhan Financial Group Co., Ltd. ●	336
4	Suprema, Inc. ●	89
		16,055
	Spain - 1.4%
20	Amadeus IT Holding S.A. Class A	788
113	Banco Bilbao Vizcaya Argentaria S.A. ╦	1,345
51	Banco Santander Central Hispano S.A.	442
109	Distribuidora Internacional De Alimentacion S.A.	897
7	Ebro Foods S.A.	153
164	Iberdrola S.A.	1,012
1	Industria de Diseno Textil S.A.	220
8	Red Electrica Corporacion S.A.	591
6	Repsol S.A.	149
20	Tecnicas Reunidas S.A.	1,054
73	Telefonica S.A.	1,127
		7,778
	Sweden - 0.5%
5	Atlas Copco Ab B Shares	123
1	Avanza Bank Holding Ab	50
10	Boliden Ab	145
36	Castellum AB	567
6	Hennes & Mauritz Ab	247
22	Hufvudstaden AB	300
21	Nordea Bank Ab	277
9	Sandvik AB	120
5	Scania AB Class B	107
4	Svenska Handelsbanken Ab Class A	210
7	Swedbank Ab	178
23	Telefonaktiebolaget LM Ericsson Class B	281
25	Telia Ab	189
8	Wihlborgs Fastigheter A.B.	152
		2,946
	Switzerland - 2.1%
15	ABB Ltd. ADR	376
3	Allreal Holding AG REIT	448
3	Coca Cola HBC AG	75
19	Coca-Cola HBC AG ADR	491
3	Compagnie Financiere Richemont S.A.	250
7	Credit Suisse Group AG	207
2	Flughafen Zuerich AG	913
30	Gategroup Holding AG	895
2	Geberit AG	665
2	Holcim Ltd.	158
12	Julius Baer Group Ltd.	567
2	Mobimo Holding AG	484
20	Nestle S.A.	1,421
14	Novartis AG	1,068
6	PSP Swiss Property AG	529
4	Roche Holding AG	986
—	Swatch Group AG	186
7	Swiss Prime Site AG	528
2	Swiss Re Ltd.	197
1	Syngenta AG	468
3	Transocean Ltd.	118
40	UBS AG	792
1	Zurich Financial Services AG	249
		12,071
	Taiwan - 2.6%
42	Advantech Co., Ltd.	261
43	AirTac International Group	384
286	Asia Cement Corp.	350
6	ASPEED Technology, Inc.	39
43	Catcher Technology Co., Ltd.	285
206	Cheng Shin Rubber Industries Co,. Ltd	521
62	China Motor Corp.	58

8

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 70.3% - (continued)
	Taiwan - 2.6% - (continued)
1,166	China Petrochemical Dev Corp.	$514
17	China Steel Chemical Corp.	96
583	China Steel Corp.	501
64	Chroma Ate, Inc.	137
96	Delta Electronics, Inc.	527
275	Evergreen Marine Corp., Ltd.	161
278	Far Eastern New Century Corp.	286
19	Feng Hsin Iron & Steel Co.	33
45	Formosa Chemicals & Fibre Corp.	118
51	Formosa Plastic Corp.	131
124	Fubon Financial Holding Co., Ltd	175
24	Geovision, Inc.	140
19	Giant Manufacturing	122
7	Hermes Microvision, Inc.	214
9	High Technology Computer Corp.	38
94	Hon Hai Precision Industry Co., Ltd.	262
16	King Slide Works Co., Ltd.	175
60	Kinik Co.	153
7	Largan Precision Co., Ltd.	250
56	Lcy Chemical Corp.	71
167	Lite-On Technology Corp.	247
28	Lumax Internatioinal	68
12	MediaTek, Inc.	155
159	Mega Financial Holding Co.	128
44	Merida Industry Co., Ltd.	272
45	Mitac Holdings Corp. ●	38
84	Nan Kang Rubber Tire Co., Ltd. ●	102
63	Nan Ya Plastics Corp.	138
104	Oriental Union Chemical Corp.	104
22	Pchome Online, Inc.	153
199	Pou Chen	275
28	Promise Technology, Inc.	40
166	Ruentex Industries Ltd.	398
59	Scinopharm Taiwan, Ltd.	166
8	Silergy Corp ●	57
28	Sporton International, Inc.	111
72	Standard Foods Corp.	211
121	Synnex Technology International Corp.	205
304	Taiwan Cement	444
132	Taiwan Fertilizer Co., Ltd	274
46	Taiwan Glass Industries Corp.	45
12	Taiwan Liposome Co., Ltd. ●	118
615	Taiwan Semiconductor Manufacturing Co., Ltd.	2,119
363	TECO Electric & Machinery Co., Ltd.	394
52	TSRC Corp.	73
69	Tung Ho Steel Enterprise Corp.	60
416	Uni-President Enterprises Corp.	683
217	United Microelectronics Corp.	89
167	Vanguard International Semiconductor Corp.	183
314	Walsin Lihwa Corp.	98
777	WPG Holdings Co., Ltd.	901
140	Yulon Motor Co.	240
8	Yulon Nissan Motor Co., Ltd.	110
		14,701
	Thailand - 0.1%
20	Advanced Info Service Public Co., Ltd.	129
98	Asia Sermkij Leasing plc	49
20	Bangkok Bank plc	105
24	Bangkok Bank Public Co. NVDR	126
87	Charoen Pokphand Foods Ltd.	75
11	PTT Public Co., Ltd.	90
		574
	Turkey - 0.1%
46	Turk Hava Yollari Anonim Ortakligi	138
27	Turkiye Garanti Bankasi A.S.	70
304	Turkiye Sinai Kalkinma Bankasi A.S.	230
		438
	United Kingdom - 5.2%
115	African Barrick Gold Ltd.	414
9	Anglo American plc	224
11	Arm Holdings plc	173
5	Associated British Foods plc	219
39	AstraZeneca plc ‡	2,474
23	Aviva plc	170
29	BAE Systems plc	205
190	Balfour Beatty plc	909
92	Barclays Bank plc ADR ╦	411
21	BG Group plc	354
11	BHP Billiton plc	316
113	BP plc	887
12	British American Tobacco plc	555
11	British Sky Broadcasting Group plc	152
52	BT Group plc	329
197	Cairn Energy plc ●	698
40	Centrica plc	207
16	Compass Group plc	244
15	Diageo Capital plc	446
89	Direct Line Insurance Group plc	385
27	GlaxoSmithKline plc	685
56	Hammerson plc REIT	483
131	HSBC Holdings plc ‡	1,346
8	Imperial Tobacco Group plc	274
153	Intu Properties plc REIT	791
3	Johnson Matthey plc	136
21	Kingfisher plc	130
3	Liberty Global plc ●	233
47	Liberty Global plc Class C ●	3,706
336	Lloyds Banking Group plc ●	458
168	Londonmetric Property plc	382
96	National Grid plc	1,243
8	Pearson plc	138
133	Petropavlovsk plc	153
18	Prudential plc	371
11	PureCircle Ltd. ●	109
149	Qinetiq Group plc	546
3	Reckitt Benckiser Group plc	245
12	Reed Elsevier Capital, Inc.	181
8	Rio Tinto plc	422
15	Rolls-Royce Holdings plc	301
6	SABMiller plc	257
144	Safestore Holdings plc	455
37	Scottish & Southern Energy	784
77	Segro plc REIT	425
23	Severn Trent plc	662
133	Standard Chartered plc ‡	2,704
63	Tesco plc	330
7	Tullow Oil plc	97

9

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 70.3% - (continued)
	United Kingdom - 5.2% - (continued)
10	United Utilities Group plc	$114
456	Vodafone Group plc	1,691
10	WPP plc	203
		29,827
	United States - 25.4%
4	3M Co.	519
8	Abbott Laboratories	293
8	AbbVie, Inc.	412
4	Accenture plc	297
217	ACCO Brands Corp. ●‡	1,263
2	ACE Ltd.	224
14	Adecoagro S.A. ●	108
4	Adobe Systems, Inc. ●‡	264
2	ADT (The) Corp.	51
39	Advance Automotive Parts, Inc. ‡	4,470
3	Aetna, Inc.	221
3	Aflac, Inc.	188
1	AGCO Corp.	66
3	Agilent Technologies, Inc.	182
180	Alacer Gold Corp.	379
6	Alleghany Corp. ●‡	2,394
22	Allegheny Technologies, Inc.	677
2	Allergan, Inc.	238
21	Allied Nevada Gold Corp. ●	104
5	Allstate (The) Corp.	234
4	Altera Corp.	120
12	Altria Group, Inc.	409
2	Amazon.com, Inc. ●‡	740
7	Ameren Corp.	247
6	American Express Co.	519
5	American International Group, Inc.	220
3	American Tower Corp. REIT	207
3	Ameriprise Financial, Inc.	270
4	Amgen, Inc.	499
3	Anadarko Petroleum Corp.	218
2	Apache Corp.	194
5	Apple, Inc. ‡	2,383
5	Archer-Daniels-Midland Co.	195
30	AT&T, Inc.	988
3	Baker Hughes, Inc.	171
8	Ball Corp.	409
55	Bank of America Corp. ‡	914
7	Bank of New York Mellon Corp.	221
3	Baxter International, Inc.	214
5	BB&T Corp.	182
2	Bed Bath & Beyond, Inc. ●	154
52	Belden, Inc. ‡	3,372
5	Berkshire Hathaway, Inc. Class B ●	580
1	Biogen Idec, Inc. ●	357
28	Bizlink Holding, Inc.	117
4	Boeing Co.	454
4	BorgWarner, Inc.	201
9	Bristol-Myers Squibb Co.	465
4	Broadcom Corp. Class A	114
6	Bunge Ltd. Finance Corp.	481
3	Cameron International Corp. ●	150
3	Capital One Financial Corp.	225
9	Cardtronics, Inc. ●	327
47	Carlisle Cos., Inc. ╦	3,485
4	Carnival Corp.	173
4	Caterpillar, Inc.	349
5	CBS Corp. Class B	283
3	Celanese Corp.	135
2	Celgene Corp. ●	370
4	CenturyLink, Inc.	122
1	CF Industries Holdings, Inc.	201
6	Chesapeake Energy Corp.	174
10	Chevron Corp. ╦	1,119
—	Chipotle Mexican Grill, Inc. ●	264
3	Chubb Corp.	214
3	CIGNA Corp.	302
8	Cincinnati Financial Corp.	372
4	Cintas Corp.	217
28	Cisco Systems, Inc.	612
25	Citigroup, Inc.	1,170
2	Citrix Systems, Inc. ●	114
3	CME Group, Inc.	187
2	Coach, Inc.	98
23	Coca-Cola Co. ╦	867
4	Cognizant Technology Solutions Corp. ●	371
5	Colgate-Palmolive Co.	335
15	Comcast Corp. Class A	825
6	ConocoPhillips Holding Co.	421
11	Corning, Inc.	181
3	Costco Wholesale Corp.	287
3	Covidien plc	181
1	CST Brands, Inc.	21
9	CSX Corp.	251
1	Cummins, Inc.	154
7	CVS Caremark Corp.	502
4	Danaher Corp. ╦	310
3	Darden Restaurants, Inc.	140
2	Deere & Co.	214
12	Deltic Timber Corp.	778
3	Devon Energy Corp.	151
30	Diebold, Inc.	1,009
17	DirecTV ●╦	1,150
5	Discover Financial Services, Inc.	268
3	Dollar Tree, Inc. ●	168
7	Dow Chemical Co.	309
5	E.I. DuPont de Nemours & Co.	333
5	Eaton Corp. plc	329
5	Eaton Vance Corp.	208
6	eBay, Inc. ●	346
2	Ecolab, Inc.	242
6	Eli Lilly & Co.	333
13	EMC Corp.	304
4	Emerson Electric Co.	283
12	Enbridge Energy Management ●	353
2	EOG Resources, Inc.	285
17	Equity Lifestyle Properties, Inc. REIT	661
3	Equity Residential Properties Trust REIT	151
42	ERA Group, Inc. ●	1,224
3	Estee Lauder Co., Inc.	174
5	Exelon Corp.	146
5	Express Scripts Holding Co. ●	398
25	Exxon Mobil Corp. ╦	2,258
9	Facebook, Inc. ●	557
4	Fastenal Co.	180
6	Federal Agricultural Mortgage Corp.	173

10

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 70.3% - (continued)
	United States - 25.4% - (continued)
2	Federal Realty Investment Trust REIT	$262
2	FedEx Corp.	248
11	Fifth Third Bancorp	223
80	Fiserv, Inc. ●╦	4,486
2	Fluor Corp.	188
16	Ford Motor Co.	241
6	Freeport-McMoRan Copper & Gold, Inc.	180
46	GATX Corp. ╦	2,683
57	General Electric Co. ╦	1,440
6	General Mills, Inc.	269
6	General Motors Co. ●	199
8	Gilead Sciences, Inc. ●	638
234	Golden Star Resources Ltd. ●	143
3	Goldman Sachs Group, Inc.	448
1	Google, Inc. ●╦	1,507
39	GrafTech International Ltd. ●	404
55	Graphic Packaging Holding Co. ●╦	519
6	Halliburton Co.	287
3	HCP, Inc. REIT	133
3	Herbalife Ltd.	162
2	Hess Corp.	185
11	Hewlett-Packard Co.	319
115	Higher One Holdings, Inc. ●	890
8	Home Depot, Inc.	649
14	Home Inns & Hotels Management, Inc. ●	474
3	Honeywell International, Inc.	297
8	Host Hotels & Resorts, Inc. REIT	155
2	Humana, Inc.	164
6	IBM Corp. ╦	1,076
3	Illinois Tool Works, Inc.	208
4	Ingersoll-Rand plc	226
3	Ingredion, Inc.	187
6	Integrys Energy Group, Inc.	311
26	Intel Corp.	628
8	International Paper Co.	387
3	Intuit, Inc.	186
—	Intuitive Surgical, Inc. ●	148
6	Invesco Ltd.	197
15	Johnson & Johnson ╦	1,330
2	Joy Global, Inc.	80
27	JP Morgan Chase & Co.	1,515
6	Juniper Networks, Inc. ●	169
3	Kellogg Co.	195
3	Kimberly-Clark Corp.	276
—	Kinder Morgan Management LLC ●	7
3	KLA-Tencor Corp.	165
3	Kohl's Corp.	141
6	Kraft Foods Group, Inc.	307
3	L Brands, Inc.	166
3	Lam Research Corp. ●	167
3	Las Vegas Sands Corp.	204
5	Legg Mason, Inc.	228
5	Liberty Property Trust REIT	198
6	Lincoln National Corp.	288
4	Lorillard, Inc.	177
8	Lowe's Cos., Inc.	348
4	Macy's, Inc.	217
4	Marathon Oil Corp.	140
3	Marathon Petroleum Corp.	280
12	Mastercard, Inc.	882
115	Mattel, Inc.	4,336
85	Maxim Integrated Products, Inc.	2,585
6	McDonald's Corp.	530
3	McGraw Hill Financial, Inc.	236
2	McKesson Corp.	382
2	Mead Johnson Nutrition Co.	151
6	Medtronic, Inc.	322
16	Merck & Co., Inc.	839
6	MetLife, Inc.	300
36	Micros Systems, Inc. ●	2,008
38	Microsoft Corp.	1,449
14	Mondelez International, Inc.	469
15	Monsanto Co.	1,569
2	Monster Beverage Corp. ●	159
9	Morgan Stanley	255
7	Mosaic Co.	303
14	MRC Global, Inc. ●	384
6	Mylan, Inc. ●	288
3	National Oilwell Varco, Inc.	189
4	NetApp, Inc.	156
1	Netflix, Inc. ●	379
7	Newmont Mining Corp.	147
3	News Corp. Class A ●	52
9	NextEra Energy, Inc.	864
3	NIKE, Inc. Class B	255
9	NiSource, Inc.	307
9	Norfolk Southern Corp.	824
4	Occidental Petroleum Corp.	373
4	Oneok, Inc.	256
21	Oracle Corp.	780
2	Parker-Hannifin Corp.	185
4	Peabody Energy Corp.	65
6	Pentair Ltd.	441
8	PepsiCo, Inc.	675
57	Performant Financial Corp. ●	489
2	Perrigo Co. plc	309
40	Pfizer, Inc.	1,216
11	PG&E Corp.	464
9	Philip Morris International, Inc.	720
3	Phillips 66	237
8	Pinnacle West Capital Corp.	400
3	PNC Financial Services Group, Inc.	258
30	Post Holdings, Inc. ●	1,618
1	Precision Castparts Corp.	226
—	Priceline.com, Inc. ●	481
5	Principal Financial Group, Inc.	235
13	Procter & Gamble Co.	1,015
4	ProLogis L.P. REIT	165
3	Prudential Financial, Inc.	270
2	PVH Corp.	213
8	Qualcomm, Inc.	608
3	Red Hat, Inc. ●	164
5	Regency Centers Corp. REIT	228
3	Rock Tenn Co. Class A	344
2	Rockwell Automation, Inc.	206
7	Royal Gold, Inc.	380
5	Salesforce.com, Inc. ●	273
3	SanDisk Corp.	210
10	Santander Consumer USA Holdings, Inc. ●	264
4	SBA Communications Corp. ●	388

11

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 70.3% - (continued)
	United States - 25.4% - (continued)
7	Schlumberger Ltd.	$625
248	Scorpio Tankers, Inc.	2,476
18	Seacor Holdings, Inc. ●	1,474
2	Simon Property Group, Inc. REIT	339
15	Spirit Aerosystems Holdings, Inc. ●	520
7	Sprint Corp. ●	62
3	St. Jude Medical, Inc.	201
4	Starbucks Corp.	304
2	Starwood Hotels & Resorts, Inc.	186
3	State Street Corp.	232
6	SunTrust Banks, Inc.	236
2	T. Rowe Price Group, Inc.	195
4	Target Corp.	203
4	TE Connectivity Ltd.	237
6	Texas Instruments, Inc.	239
14	Textron, Inc.	501
2	Tiffany & Co.	194
2	Time Warner Cable, Inc.	305
6	Time Warner, Inc.	395
5	TJX Cos., Inc.	259
6	Toll Brothers, Inc. ●	225
4	Torchmark Corp.	317
3	Travelers Cos., Inc.	268
6	Trimble Navigation Ltd. ●	200
13	Twenty-First Century Fox, Inc.	411
3	Tyco International Ltd.	134
8	Tyson Foods, Inc. Class A	308
21	UGI Corp.	895
3	Union Pacific Corp.	517
16	United Continental Holdings, Inc. ●	743
4	United Parcel Service, Inc. Class B	374
4	United Technologies Corp.	420
6	UnitedHealth Group, Inc.	458
11	US Bancorp	430
6	Valero Energy Corp.	300
15	Verizon Communications, Inc.	708
4	Viacom, Inc. Class B	290
3	Visa, Inc.	587
1	VMware, Inc. ●	131
5	Walgreen Co.	312
9	Wal-Mart Stores, Inc.	695
9	Walt Disney Co. ╦	680
4	Waste Management, Inc.	174
3	Wellpoint, Inc.	245
96	Wells Fargo & Co.	4,354
5	Williams Cos., Inc.	210
14	Wisconsin Energy Corp.	576
1	Wynn Resorts Ltd.	254
12	XL Group plc	353
9	Yahoo!, Inc. ●	331
3	Yum! Brands, Inc.	204
2	Zimmer Holdings, Inc.	230
3	Zoetis, Inc.	103
		145,034
	Total common stocks
	(cost $350,609)	$400,991

EXCHANGE TRADED FUNDS - 1.6%
	United States - 1.6%
174	iShares MSCI Canada ETF	$4,868
68	Market Vectors Gold Miners ETF	1,588
57	SPDR Barclays Convertible Securities ETF	2,676
		9,132
	Total exchange traded funds
	(cost $10,327)	$9,132

PREFERRED STOCKS - 0.4%
	Brazil - 0.2%
33	Ambev S.A.	$222
20	Banco Itau Holding	247
40	Cia Paranaense de Energie	457
		926
	Germany - 0.2%
6	Volkswagen AG N.V.	1,456

	Total preferred stocks
	(cost $2,664)	$2,382

WARRANTS - 0.0%
	British Virgin Islands - 0.0%
77	Atlas Mara Co-Nvest Ltd. †	$44

	Greece - 0.0%
110	Alpha Bank A.E.	191

	Total warrants
	(cost $1)	$235

	Total long-term investments (cost $479,475)	$528,642

SHORT-TERM INVESTMENTS - 9.0%
	Repurchase Agreements - 9.0%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $6,820, collateralized by
U.S. Treasury Bill 0.07% - 0.14%, 2014,
U.S. Treasury Bond 2.75% - 11.25%,
2015 - 2043, U.S. Treasury Note 0.25% -
	4.25%, 2014 - 2023, value of $6,956)
$6,820	0.02%, 1/31/2014	$6,820
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $2,251,
collateralized by FHLMC 3.50% -
4.00%, 2042 - 2043, FNMA 2.81% -
	4.50%, 2041 - 2042, value of $2,295)
2,251	0.02%, 1/31/2014	2,251

12

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 9.0% - (continued)
	Repurchase Agreements - 9.0% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $5,861, collateralized by
FHLB 0.88%, 2017, FHLMC 0.05% -
5.50%, 2014 - 2043, FNMA 2.00% -
3.50%, 2025 - 2028, GNMA 3.50%,
2042 - 2043, U.S. Treasury Note 2.38%,
	2014, value of $5,978)
$5,861	0.03%, 1/31/2014		$5,861
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $6,208, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $6,332)
6,208	0.02%, 1/31/2014		6,208
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $13,633,
collateralized by U.S. Treasury Bill
0.06% - 0.10%, 2014, U.S. Treasury
Bond 3.00% - 8.75%, 2017 - 2042, U.S.
Treasury Note 0.25% - 3.75%, 2015 -
	2023, value of $13,906)
13,633	0.02%, 1/31/2014		13,633
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,811,
collateralized by FHLMC 3.00% -
5.50%, 2019 - 2043, FNMA 3.00% -
6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $1,848)
1,811	0.03%, 1/31/2014		1,811
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $1,515, collateralized by U.S. Treasury Note 2.63%, 2014, value of $1,546)
1,515	0.02%, 1/31/2014		1,515
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $12,942, collateralized by
FFCB 0.14%, 2015, FHLB 0.55%, 2017,
FHLMC 3.00% - 4.38%, 2015 - 2043,
FNMA 2.50% - 4.50%, 2025 - 2043,
	value of $13,201)
12,942	0.03%, 1/31/2014		12,942
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $118, collateralized by U.S. Treasury Note 2.38%, 2015, value of $121)
118	0.01%, 1/31/2014		118
			51,159
	Total short-term investments
	(cost $51,159)		$51,159

	Total investments
	(cost $530,634) ▲	101.6%	$579,801
	Other assets and liabilities	(1.6)%	(9,188)
	Total net assets	100.0%	$570,613

13

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2014, the Fund invested 1.5% of its total assets in the Subsidiary.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $533,491 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$80,053
Unrealized Depreciation	(33,743)
Net Unrealized Appreciation	$46,310

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $375, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $5,464, which represents 1.0% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $18,805, which represents 3.3% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date.

β	This security has limitations. If at time of expiration the price of a barrel of ICE Brent Crude is equal to or greater than the strike price, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $22,851 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts. In addition, cash of $1,210 was received from broker(s) as collateral in connection with over-the-counter swap contracts. Securities valued at $3,391, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with over-the-counter swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund and are not included in the Statement of Assets and Liabilities.

14

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
10/2012	78	Colossus Minerals, Inc.	$436

At January 31, 2014, the aggregate value of these securities was $1, which rounds to zero percent of total net assets.

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
10-Year U.S. Treasury Note Future	296	03/20/2014	$36,997	$37,222	$225	$–	$88	$–
2-Year U.S. Treasury Note Future	4	03/31/2014	881	881	–	–	–	–
5-Year U.S. Treasury Note Future	26	03/31/2014	3,113	3,136	23	–	4	–
Australian 10-Year Bond Future	44	03/17/2014	4,390	4,503	113	–	2	–
Euro-BTP Future	9	03/06/2014	1,383	1,428	45	–	6	–
Euro-BUND Future	132	03/06/2014	24,916	25,615	699	–	116	–
German Stock Exchange Future	9	03/21/2014	2,778	2,829	51	–	–	(11)
Gold 100oz Future	18	04/28/2014	2,231	2,232	1	–	–	(5)
Japan 10-Year Bond Future	17	03/11/2014	23,914	24,083	169	–	3	–
KOSPI 200 Index Future	107	03/13/2014	13,141	12,721	–	(420)	–	–
U.S. Treasury Long Bond Future	3	03/20/2014	394	401	7	–	1	–
U.S. Treasury Ultra Long Term Bond Future	59	03/20/2014	8,164	8,485	321	–	19	–
Total			$122,302	$123,536	$1,654	$(420)	$239	$(16)
Short position contracts:
Australian SPI 200 Index Future	72	03/20/2014	$7,977	$8,102	$–	$(125)	$–	$(8)
Canadian Government 10-Year Bond Future	240	03/20/2014	27,624	28,322	–	(698)	–	(66)
EAFE (mini MSCI) Index Future	233	03/21/2014	21,338	21,178	160	–	338	–
Emerging Markets (mini MSCI) Index Future	141	03/21/2014	6,929	6,523	406	–	–	(12)
Long Gilt Future	163	03/27/2014	28,917	29,579	–	(662)	–	(110)
S&P 500 (E-Mini) Future	201	03/21/2014	17,897	17,854	43	–	47	–
Total			$110,682	$111,558	$609	$(1,485)	$385	$(196)
Total futures contracts			$11,620	$11,978	$2,263	$(1,905)	$624	$(212)

* The number of contracts does not omit 000's.

Cash of $9,920 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2014.

15

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/04/2014	BOA	$27	$27	$–	$–
AUD	Buy	02/28/2014	JPM	7,294	7,101	–	(193)
AUD	Buy	02/03/2014	MSC	116	116	–	–
AUD	Buy	02/28/2014	NAB	20,325	20,045	–	(280)
AUD	Buy	03/19/2014	NAB	2,070	1,994	–	(76)
AUD	Buy	02/28/2014	RBS	7,290	7,100	–	(190)
AUD	Sell	03/19/2014	NAB	8,037	7,740	297	–
BRL	Buy	02/04/2014	MSC	902	906	4	–
BRL	Buy	03/06/2014	MSC	891	899	8	–
BRL	Buy	02/04/2014	UBS	914	906	–	(8)
BRL	Sell	02/04/2014	MSC	898	906	–	(8)
BRL	Sell	02/04/2014	UBS	902	906	–	(4)
CAD	Buy	02/03/2014	BCLY	37	37	–	–
CAD	Buy	03/19/2014	BCLY	4,860	4,832	–	(28)
CAD	Buy	02/28/2014	RBC	6,097	5,956	–	(141)
CAD	Buy	03/19/2014	TDS	4,749	4,744	–	(5)
CAD	Buy	03/19/2014	UBS	2,718	2,725	7	–
CAD	Buy	03/19/2014	UBS	2,731	2,724	–	(7)
CAD	Sell	03/19/2014	SSG	5,682	5,416	266	–
CAD	Sell	02/03/2014	UBS	2,721	2,728	–	(7)
CHF	Buy	03/19/2014	CSFB	5,363	5,243	–	(120)
CHF	Buy	03/19/2014	JPM	499	499	–	–
CHF	Sell	02/28/2014	BOA	15,442	15,528	–	(86)
CHF	Sell	02/03/2014	SSG	119	119	–	–
CNY	Sell	03/19/2014	CBK	5,950	5,995	–	(45)
EUR	Buy	02/04/2014	BNP	122	121	–	(1)
EUR	Buy	03/19/2014	CSFB	1,105	1,091	–	(14)
EUR	Buy	03/19/2014	RBC	752	749	–	(3)
EUR	Buy	02/28/2014	SSG	13,458	13,301	–	(157)
EUR	Sell	03/19/2014	BCLY	2,431	2,397	34	–
EUR	Sell	03/19/2014	CBK	2,351	2,310	41	–
EUR	Sell	02/28/2014	GSC	13,491	13,301	190	–
EUR	Sell	03/19/2014	MSC	31,621	30,952	669	–
GBP	Buy	02/03/2014	GSC	254	252	–	(2)
GBP	Buy	02/04/2014	JPM	4	4	–	–
GBP	Sell	02/28/2014	CBK	10,239	10,228	11	–
GBP	Sell	02/03/2014	SSG	155	155	–	–
INR	Buy	03/19/2014	BOA	2,246	2,223	–	(23)
INR	Sell	03/19/2014	JPM	2,236	2,223	13	–
JPY	Buy	03/19/2014	CBK	596	599	3	–
JPY	Sell	03/19/2014	BMO	946	964	–	(18)
JPY	Sell	03/19/2014	BNP	29,138	29,422	–	(284)
JPY	Sell	03/19/2014	CBA	4,148	4,255	–	(107)
JPY	Sell	03/19/2014	HSBC	958	983	–	(25)
JPY	Sell	03/19/2014	JPM	838	859	–	(21)
JPY	Sell	02/28/2014	NAB	31,471	32,273	–	(802)
JPY	Sell	03/19/2014	SCB	601	619	–	(18)
JPY	Sell	03/19/2014	UBS	466	471	–	(5)
KRW	Buy	03/19/2014	CBK	12,014	11,819	–	(195)
KRW	Sell	03/19/2014	BOA	986	978	8	–
KRW	Sell	03/19/2014	CBK	14,198	13,968	230	–
MXN	Buy	03/19/2014	HSBC	14,113	13,659	–	(454)
MXN	Sell	03/19/2014	RBC	4,358	4,351	7	–
NOK	Buy	03/19/2014	RBS	4,060	3,964	–	(96)
NOK	Buy	03/19/2014	UBS	465	454	–	(11)
NOK	Sell	02/03/2014	DEUT	22	22	–	–
NOK	Sell	03/19/2014	RBS	3,168	3,093	75	–

16

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
NZD	Sell	03/19/2014	WEST	$3,981	$3,922	$59	$–
SEK	Buy	03/19/2014	BNP	7,059	7,055	–	(4)
SEK	Buy	03/19/2014	JPM	464	463	–	(1)
SEK	Buy	02/04/2014	SSG	25	25	–	–
SEK	Sell	03/19/2014	BCLY	2,429	2,389	40	–
SEK	Sell	03/19/2014	BNP	4,175	4,173	2	–
SEK	Sell	02/03/2014	SSG	84	84	–	–
SGD	Sell	02/03/2014	BOA	103	103	–	–
TWD	Sell	03/19/2014	BOA	10,833	10,506	327	–
ZAR	Buy	03/19/2014	BOA	2,313	2,167	–	(146)
						$2,291	$(3,585)

Cash of $226 was pledged as initial margin deposit and collateral for daily variation margin loss on open centrally cleared swap contracts at January 31, 2014.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2014

	Clearing	Notional	(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)	Rate	Date	Paid (Received)	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on traded indices:
Sell protection:
CDX.NA.HY.21	CME	$4,875	5.00%	12/20/18	$211	$317	$106	$–	$1	$–

(a)	The FCM to the contracts is MSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014

		Notional	(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Rate	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
ITRX.CEEMEA.CORP.20	BCLY	$1,150	(1.00)%	12/20/18	$79	$–	$82	$3	$–

Sell protection:
CDX.EM.20	GSC	$17,100	5.00%	12/20/18	$1,916	$–	$1,183	$–	$(733)
LCDX.NA.15	GSC	3,126	2.50%	12/20/15	31	–	94	63	–
LCDX.NA.17	BCLY	12,160	2.50%	12/20/16	–	(900)	565	1,465	–
Total					$1,947	$(900)	$1,842	$1,528	$(733)
Total traded indices					$2,026	$(900)	$1,924	$1,531	$(733)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

17

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Interest Rate Swap Contracts Outstanding at January 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount (a)		Date	Paid	Received	Value ╪	Asset	Liability
GSC	1.62% Fixed	6M CHF LIBOR	CHF	8,270	09/18/23	$–	$–	$(277)	$–	$(277)
JPM	1.65% Fixed	6M CHF LIBOR	CHF	21,560	03/19/24	–	–	(635)	–	(635)
						$–	$–	$(912)	$–	$(912)

(a)	Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Total Return Swap Contracts Outstanding at January 31, 2014

		Notional	Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
MSCI Daily TR Gross EM Poland	GSC	$585	1M LIBOR + 0.25%	06/30/14	$–	$–	$34	$34	$–
MSCI Daily TR Gross EM S Africa	DEUT	2,447	1M LIBOR - 0.10%	10/31/14	2	–	249	247	–
MSCI Daily TR Net EM Chile	DEUT	2,436	1M LIBOR + 0.30%	02/28/14	1	–	299	298	–
MSCI Daily TR Net EM Chile	GSC	2,172	1M LIBOR + 0.30%	02/28/14	–	–	266	266	–
S&P Regional Banks Select Industry Index	DEUT	2,334	1M LIBOR - 0.35%	01/30/15	–	–	–	–	–
S&P US Real Estate Select Industry TR	GSC	9,729	1M LIBOR - 0.50%	01/30/15	–	–	914	914	–
Tel Aviv 25	GSC	4,654	(1M LIBOR + 0.90%)	05/29/14	–	–	(164)	–	(164)
					$3	$–	$1,598	$1,759	$(164)

(a)	Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

18

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Consolidated Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
EAFE	Europe, Australasia and Far East
ITRX.CEEMEA. CORP	Markit iTraxx - Central and Eastern Europe, Middle East and Africa Corporate
KOSPI	Korea Composite Stock Price
LCDX.NA	Credit Derivatives North American Loan
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SPI	Share Price Index
Other Abbreviations:
ADR	American Depositary Receipt
EM	Emerging Markets
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

19

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Credit Exposure

as of January 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa / AAA	5.6%
Aa / AA	7.8
A	0.6
Baa / BBB	4.2
Ba / BB	1.4
B	0.5
Not Rated	0.1
Non-Debt Securities and Other Short-Term Instruments	81.4
Other Assets and Liabilities	(1.6)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

Diversification by Sector

as of January 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.2%
Consumer Staples	5.4
Energy	4.4
Financials	15.7
Health Care	4.2
Industrials	9.5
Information Technology	10.4
Materials	5.7
Services	2.8
Utilities	4.0
Total	72.3%
Fixed Income Securities
Basic Materials	0.4%
Consumer Cyclical	0.5
Consumer Staples	0.1
Energy	0.4
Finance	1.1
Health Care	0.1
Services	0.1
Technology	0.3
Transportation	0.2
Utilities	0.3
Total	3.5%
Foreign Government Obligations	8.3%
Purchased Options	0.1
U.S. Government Agencies	4.1
U.S. Government Securities	4.3
Short-Term Investments	9.0
Other Assets and Liabilities	(1.6)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

20

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$7,510	$11	$7,499	$–
Austria	998	–	998	–
Belgium	2,020	266	1,754	–
Brazil	3,630	3,630	–	–
British Virgin Islands	863	863	–	–
Canada	11,055	11,054	–	1
Cayman Islands	307	307	–	–
Chile	305	220	85	–
China	16,382	3,262	13,120	–
Colombia	126	126	–	–
Denmark	880	569	311	–
Egypt	342	–	342	–
Finland	733	19	714	–
France	21,593	–	21,593	–
Germany	14,642	2,655	11,987	–
Greece	4,065	–	4,065	–
Hong Kong	10,287	490	9,797	–
India	2,041	–	2,041	–
Indonesia	389	–	389	–
Ireland	7,363	3,508	3,855	–
Israel	1,851	239	1,612	–
Italy	6,016	–	6,016	–
Japan	38,474	–	38,474	–
Jersey	466	247	219	–
Luxembourg	114	–	114	–
Malaysia	1,448	21	1,427	–
Mauritius	126	–	126	–
Mexico	867	867	–	–
Netherlands	8,225	–	8,225	–
Norway	3,062	631	2,431	–
Peru	299	299	–	–
Philippines	152	–	152	–
Russia	632	632	–	–
Singapore	3,227	–	3,227	–
South Africa	1,077	–	1,077	–
South Korea	16,055	218	15,837	–
Spain	7,778	–	7,778	–
Sweden	2,946	–	2,946	–
Switzerland	12,071	491	11,580	–
Taiwan	14,701	167	14,534	–
Thailand	574	–	574	–
Turkey	438	–	438	–
United Kingdom	29,827	4,928	24,899	–
United States	145,034	144,917	117	–
Total	400,991	180,637	220,353	1
Call Options Purchased	252	107	145	–
Corporate Bonds: Investment Grade	19,795	–	19,795	–
Exchange Traded Funds	9,132	9,132	–	–
Foreign Government Obligations	47,260	–	45,121	2,139
Preferred Stocks	2,382	926	1,456	–
Put Options Purchased	470	–	470	–
U.S. Government Agencies	23,243	–	23,243	–
U.S. Government Securities	24,882	17,990	6,892	–
Warrants	235	235	–	–
Short-Term Investments	51,159	–	51,159	–

21

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary -(continued)

Total	$579,801	$209,027	$368,634	$2,140
Credit Default Swaps*	1,637	–	1,637	–
Foreign Currency Contracts*	2,291	–	2,291	–
Futures*	2,263	2,263	–	–
Total Return Swaps*	1,759	–	1,759	–
Total	$7,950	$2,263	$5,687	$–
Liabilities:
Credit Default Swaps*	733	–	733	–
Foreign Currency Contracts*	3,585	–	3,585	–
Futures*	1,905	1,905	–	–
Interest Rate Swaps*	912	–	912	–
Total Return Swaps*	164	–	164	–
Total	$7,299	$1,905	$5,394	$–

♦	For the three-month period ended January 31, 2014, investments valued at $5,285 were transferred from Level 1 to Level 2, and investments valued at $3,042 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2014
Assets:
Common Stocks	$258	$—	$(37	)†	$—	$—	$—	$38	$(258)	$1
Foreign Government Obligations	—	—	4	‡	2	2,138	(5)	—	—	2,139
Total	$258	$—	$(33)		$2	$2,138	$(5)	$38	$(258)	$2,140

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(37).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $4.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

22

The Hartford Global Alpha Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.1%
		Finance and Insurance - 1.1%
		Bear Stearns Mortgage Funding Trust
	$21	0.30%, 03/25/2037 Δ	$15
		Citigroup Commercial Mortgage Trust
	35	4.25%, 09/10/2046 ■	26
		Commercial Mortgage Trust
	100	4.40%, 07/10/2045 ■	75
		JP Morgan Chase Commercial Mortgage Securities Corp.
	100	2.75%, 10/15/2045 ■	66
		Luminent Mortgage Trust
	63	0.42%, 11/25/2035 Δ	55
		Morgan Stanley Mortgage Loan Trust
	223	0.33%, 11/25/2036 Δ	95
		UBS-Barclays Commercial Mortgage Trust
	50	4.09%, 03/10/2046 ■Δ	39
			371

		Total asset & commercial mortgage backed securities
		(cost $333)	$371

CORPORATE BONDS - 4.9%
		Administrative Waste Management and Remediation - 0.1%
		Clean Harbors, Inc.
	$25	5.13%, 06/01/2021	$25

		Arts, Entertainment and Recreation - 0.2%
		Cinemark USA, Inc.
	60	4.88%, 06/01/2023	57

		Finance and Insurance - 2.1%
		American International Group, Inc.
GBP	50	5.75%, 03/15/2067	82
		Bank of America Corp.
EUR	50	1.01%, 05/23/2017 Δ	66
		CNH Capital LLC
	75	3.63%, 04/15/2018	76
		HSBC Holdings plc
EUR	50	0.59%, 09/30/2020 Δ	66
		Royal Bank of Scotland Group plc
	115	6.00%, 12/19/2023	116
	50	9.50%, 03/16/2022 §	58
		SLM Corp.
	165	5.50%, 01/15/2019╦	169
	20	6.25%, 01/25/2016	21
			654
		Health Care and Social Assistance - 0.5%
		AbbVie, Inc.
	25	1.75%, 11/06/2017	25
		DaVita, Inc.
	45	5.75%, 08/15/2022	46
		Fresenius Medical Care U.S. Finance II, Inc.
	70	5.63%, 07/31/2019 ■	74
		Zoetis, Inc.
	45	1.88%, 02/01/2018	45
			190
		Information - 1.3%
		Sprint Corp.
	125	7.25%, 09/15/2021 ■	135
		Verizon Communications, Inc.
	155	5.15%, 09/15/2023	168
	120	6.55%, 09/15/2043	144
			447
		Other Services - 0.1%
		Service Corp. International
	25	5.38%, 01/15/2022 ■	25

		Utilities - 0.3%
		American Electric Power Co., Inc.
	25	1.65%, 12/15/2017	25
	50	2.95%, 12/15/2022	48
			73
		Water Transportation - 0.1%
		Royal Caribbean Cruises Ltd.
	35	5.25%, 11/15/2022	35

		Wholesale Trade - 0.2%
		Spectrum Brands Holdings, Inc.
	60	6.38%, 11/15/2020 ■	64

		Total corporate bonds
		(cost $1,514)	$1,570

FOREIGN GOVERNMENT OBLIGATIONS - 18.9%
		Canada - 4.0%
		Canada (Government of)
CAD	1,420	1.75%, 03/01/2019	$1,280

		France - 1.2%
		France (Government of)
EUR	300	2.25%, 05/25/2024	405

		Italy - 9.4%
		Italy (Republic of)
EUR	635	3.00%, 11/01/2015	887
EUR	1,485	4.50%, 07/15/2015 - 03/01/2019	2,131
			3,018
		Spain - 1.6%
		Spain (Government of)
EUR	375	2.75%, 04/30/2019	515

		Sweden - 2.7%
		Sweden (Kingdom of)
SEK	2,330	1.50%, 11/13/2023	334
SEK	3,095	4.25%, 03/12/2019	535
			869
		Total foreign government obligations
		(cost $6,127)	$6,087

U.S. GOVERNMENT AGENCIES - 6.0%
		FHLMC - 3.1%
	$1,000	1.00%, 07/30/2014	$1,005

1

The Hartford Global Alpha Fund
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
U.S. GOVERNMENT AGENCIES - 6.0% - (continued)
		FNMA - 2.9%
	$900	3.00%, 09/16/2014	$916

		Total U.S. government agencies
		(cost $1,920)	$1,921

U.S. GOVERNMENT SECURITIES - 60.2%
Other Direct Federal Obligations - 4.0%
		FHLB - 4.0%
	$600	0.18%, 08/05/2014	$600
	255	0.38%, 06/12/2014	255
	330	1.38%, 05/28/2014	331
	100	4.88%, 06/13/2014	102
			1,288
U.S. Treasury Securities - 56.2%
		U.S. Treasury Notes - 56.2%
	2,950	0.25%, 05/31/2014 - 09/30/2014 ╦Ө	2,952
	950	0.38%, 07/15/2023 ◄╦	946
	750	0.63%, 07/15/2014 ╦Θ	752
	12,450	1.25%, 02/15/2014 Ө	12,456
	1,000	2.38%, 08/31/2014 ╦	1,013
			18,119
		Total U.S. government securities
		(cost $19,397)	$19,407

Contracts ╬
CALL OPTIONS PURCHASED - 0.1%
Foreign Exchange Contracts - 0.1%
		JPY Call/KRW Put
JPY	2,177	Expiration: 04/24/2014Ð	4
		USD Call/KRW Put
	549	Expiration: 05/19/2014	2
		USD Call/SGD Put
	860	Expiration: 07/17/2014	11
	22	Expiration: 05/16/2014	3
			20
		Total call options purchased
		(cost $44)	$20

PUT OPTIONS PURCHASED - 0.1%
Foreign Exchange Contracts - 0.1%
		EUR Put/USD Call
EUR	78	Expiration: 05/02/2014и	$5
		NZD Put/USD Call
NZD	50	Expiration: 04/22/2014Ҹ	4
		USD Put/JPY Call
	63	Expiration: 03/06/2014æ	21
			$30
Interest Rate Contracts - 0.0%
		CMS Spread Option CMS10/CMS5
	2,835	Expiration: 09/16/2014, Exercise Rate: 0.99%	3
	4,580	Expiration: 08/07/2014, Exercise Rate: 1.03%	4
		Interest Rate Swaption JPY
JPY	80,000	Expiration: 05/14/2019, Exercise Rate: 0.45%	1
JPY	77,625	Expiration: 05/12/2014, Exercise Rate: 0.46%	1
JPY	50,815	Expiration: 05/14/2014, Exercise Rate: 0.95%	2
			11
		Total put options purchased
		(cost $47)	$41

		Total long-term investments
		(cost $29,382)	$29,417

Shares or Principal Amount ╬
SHORT-TERM INVESTMENTS - 5.5%
Repurchase Agreements - 5.5%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $237, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $241)
$237	0.02%, 1/31/2014	237
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $78,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $80)
78	0.02%, 1/31/2014	78
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $203, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%,
2014 - 2043, FNMA 2.00% - 3.50%, 2025 -
2028, GNMA 3.50%, 2042 - 2043, U.S.
	Treasury Note 2.38%, 2014, value of $207)
203	0.03%, 1/31/2014	203
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $215, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $220)
215	0.02%, 1/31/2014	215
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $473,
collateralized by U.S. Treasury Bill 0.06%
- 0.10%, 2014, U.S. Treasury Bond 3.00%
- 8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$482)
473	0.02%, 1/31/2014	473

2

The Hartford Global Alpha Fund
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 5.5% - (continued)
Repurchase Agreements - 5.5% - (continued)
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $63,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021 -
2043, GNMA 3.00% - 6.00%, 2037 - 2053,
	value of $64)
$63	0.03%, 1/31/2014		$63
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $53, collateralized by U.S. Treasury Note 2.63%, 2014, value of $54)
53	0.02%, 1/31/2014		53
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $449, collateralized by FFCB
0.14%, 2015, FHLB 0.55%, 2017, FHLMC
3.00% - 4.38%, 2015 - 2043, FNMA 2.50%
	- 4.50%, 2025 - 2043, value of $458)
449	0.03%, 1/31/2014		449
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $4, collateralized by U.S. Treasury Note 2.38%, 2015, value of $4)
4	0.01%, 1/31/2014		4
			1,775
	Total short-term investments
	(cost $1,775)		$1,775

	Total investments
	(cost $31,157) ▲	96.8%	$31,192
	Other assets and liabilities	3.2%	1,039
	Total net assets	100.0%	$32,231

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $31,156 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$128
Unrealized Depreciation	(92)
Net Unrealized Appreciation	$36

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $504, which represents 1.6% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $58, which represents 0.2% of total net assets.

3

The Hartford Global Alpha Fund
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

и	This security has limitations. If the U.S. Dollar per EURO exchange rate is greater than or equal to 1.38 and then less than or equal to 1.24 between trade date and expiration date, the Fund will receive the equivalent of par on the number of contracts traded.

Ҹ	This security has limitations. If the New Zealand Dollar per U.S. Dollar exchange rate is greater than or equal to 0.875 and then less than or equal to 0.825 between trade date and expiration date, the Fund will receive the equivalent of par on the number of contracts traded.

æ	This security has limitations. If the Japanese Yen per U.S. Dollar exchange rate is less than or equal to the barrier level of 99.30 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

Ð	This security has limitations. If the South Korean Won per Japanese Yen exchange rate is greater than or equal to the barrier level of 11.56 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts.

Ө	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

Θ	At January 31, 2014, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at January 31, 2014

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
USD Call/KRW Put (JPM)	Foreign Exchange	1225.00 KRW	05/19/2014	549,000	$1	$12	$11

* The number of contracts does not omit 000's.  Number of contracts shown in  U.S. dollars unless otherwise noted.

Futures Contracts Outstanding at January 31, 2014

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
2-Year U.S. Treasury Note Future	1	03/31/2014	$220	$220	$–	$–	$–	$–
5-Year U.S. Treasury Note Future	86	03/31/2014	10,335	10,374	39	–	13	–
Australian 10-Year Bond Future	27	03/17/2014	2,731	2,763	32	–	2	(1)
Australian 3-Year Bond Future	11	03/17/2014	1,045	1,049	4	–	–	(1)
Euro BUXL 30-Year Bond Future	8	03/06/2014	1,326	1,384	58	–	12	–
Euro-BUND Future	8	03/06/2014	1,549	1,553	4	–	20	(8)
Long Gilt Future	7	03/27/2014	1,265	1,270	5	–	5	–
Total			$18,471	$18,613	$142	$–	$52	$(10)
Short position contracts:
10-Year U.S. Treasury Note Future	2	03/20/2014	$251	$252	$–	$(1)	$–	$–
Euro-BOBL Future	36	03/06/2014	6,118	6,153	–	(35)	–	(15)
Euro-BTP Future	2	03/06/2014	317	317	–	–	1	(3)
Japan 10-Year Bond Future	1	03/11/2014	1,411	1,417	–	(6)	–	–
Japan 10-Year Mini Bond Future	46	03/10/2014	6,475	6,518	–	(43)	–	(1)
U.S. Treasury Long Bond Future	22	03/20/2014	2,894	2,939	–	(45)	–	(7)
Total			$17,466	$17,596	$–	$(130)	$1	$(26)
Total futures contracts			$1,005	$1,017	$142	$(130)	$53	$(36)

* The number of contracts does not omit 000's.

Cash of $256 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2014.

4

The Hartford Global Alpha Fund
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/28/2014	BOA	$254	$253	$–	$(1)
AUD	Buy	02/28/2014	CBK	95	94	–	(1)
AUD	Buy	02/28/2014	GSC	26	26	–	–
AUD	Buy	02/28/2014	MSC	94	93	–	(1)
AUD	Buy	02/28/2014	NAB	484	477	–	(7)
AUD	Sell	02/28/2014	BOA	96	96	–	–
AUD	Sell	02/28/2014	CBA	94	92	2	–
AUD	Sell	02/28/2014	DEUT	254	253	1	–
AUD	Sell	02/28/2014	GSC	157	153	4	–
AUD	Sell	02/28/2014	JPM	125	122	3	–
AUD	Sell	02/28/2014	JPM	192	192	–	–
AUD	Sell	02/28/2014	NAB	31	31	–	–
AUD	Sell	02/28/2014	SCB	52	52	–	–
AUD	Sell	02/28/2014	UBS	116	113	3	–
AUD	Sell	02/28/2014	UBS	96	96	–	–
AUD	Sell	02/28/2014	WEST	27	26	1	–
BRL	Buy	02/04/2014	MSC	301	302	1	–
BRL	Buy	03/06/2014	MSC	246	248	2	–
BRL	Buy	02/04/2014	SCB	127	126	–	(1)
BRL	Buy	02/04/2014	UBS	112	112	–	–
BRL	Buy	02/04/2014	UBS	151	148	–	(3)
BRL	Sell	02/04/2014	MSC	300	302	–	(2)
BRL	Sell	03/06/2014	MSC	50	51	–	(1)
BRL	Sell	02/04/2014	SCB	126	127	–	(1)
BRL	Sell	02/04/2014	UBS	109	108	1	–
BRL	Sell	02/04/2014	UBS	151	152	–	(1)
CAD	Buy	02/28/2014	GSC	13	13	–	–
CAD	Buy	02/28/2014	HSBC	18	18	–	–
CAD	Buy	02/28/2014	RBC	18	18	–	–
CAD	Buy	02/28/2014	RBC	187	183	–	(4)
CAD	Sell	02/28/2014	CBK	187	188	–	(1)
CAD	Sell	02/28/2014	GSC	32	31	1	–
CAD	Sell	02/28/2014	RBC	1,307	1,299	8	–
CAD	Sell	02/28/2014	UBS	32	31	1	–
CHF	Buy	02/28/2014	CBK	384	384	–	–
CHF	Sell	02/28/2014	BOA	942	947	–	(5)
CLP	Sell	02/28/2014	SCB	389	372	17	–
CLP	Sell	02/28/2014	UBS	173	169	4	–
CNY	Buy	02/28/2014	RBS	76	76	–	–
COP	Buy	02/28/2014	SCB	69	66	–	(3)
COP	Buy	02/28/2014	UBS	39	37	–	(2)
COP	Sell	02/28/2014	BNP	73	70	3	–
COP	Sell	02/28/2014	BOA	36	35	1	–
COP	Sell	02/28/2014	SCB	36	35	1	–
COP	Sell	02/28/2014	UBS	34	33	1	–
CZK	Sell	02/28/2014	JPM	26	26	–	–
EUR	Buy	02/28/2014	BMO	20	20	–	–
EUR	Buy	02/28/2014	BNP	473	467	–	(6)
EUR	Buy	02/28/2014	CBK	352	348	–	(4)
EUR	Buy	02/28/2014	DEUT	964	956	–	(8)
EUR	Buy	02/28/2014	JPM	1,159	1,146	–	(13)
EUR	Buy	02/28/2014	MSC	1,374	1,363	–	(11)
EUR	Buy	02/28/2014	SSG	48	47	–	(1)
EUR	Buy	02/03/2014	UBS	413	408	–	(5)
EUR	Buy	02/03/2014	WEST	449	443	–	(6)
EUR	Buy	02/28/2014	WEST	1,546	1,534	–	(12)
EUR	Sell	02/28/2014	CBK	276	274	2	–
EUR	Sell	02/28/2014	CSFB	41	41	–	–
EUR	Sell	02/28/2014	DEUT	128	128	–	–
EUR	Sell	02/28/2014	JPM	258	254	4	–
EUR	Sell	02/28/2014	MSC	275	271	4	–

5

The Hartford Global Alpha Fund
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	02/28/2014	SSG	8,456	8,358	98	–
EUR	Sell	02/03/2014	UBS	–	–	–	–
EUR	Sell	02/28/2014	UBS	965	957	8	–
EUR	Sell	02/05/2014	WEST	274	274	–	–
EUR	Sell	02/28/2014	WEST	448	442	6	–
GBP	Buy	02/28/2014	CBA	16	16	–	–
GBP	Buy	02/28/2014	CBK	404	404	–	–
GBP	Buy	02/28/2014	DEUT	25	25	–	–
GBP	Buy	02/28/2014	DEUT	857	855	–	(2)
GBP	Buy	02/28/2014	GSC	188	189	1	–
GBP	Buy	02/28/2014	JPM	188	189	1	–
GBP	Buy	02/28/2014	JPM	595	590	–	(5)
GBP	Buy	02/28/2014	TDS	1,028	1,026	–	(2)
GBP	Sell	02/28/2014	BCLY	105	105	–	–
GBP	Sell	02/28/2014	CBK	2,874	2,871	3	–
GBP	Sell	02/28/2014	DEUT	252	250	2	–
GBP	Sell	02/28/2014	HSBC	105	105	–	–
GBP	Sell	02/03/2014	JPM	595	590	5	–
GBP	Sell	02/28/2014	JPM	386	386	–	–
GBP	Sell	02/28/2014	MSC	296	296	–	–
HUF	Buy	02/28/2014	GSC	32	30	–	(2)
HUF	Buy	02/28/2014	UBS	32	31	–	(1)
HUF	Sell	02/28/2014	JPM	9	9	–	–
ILS	Buy	02/28/2014	BCLY	16	16	–	–
ILS	Buy	02/28/2014	JPM	44	44	–	–
ILS	Buy	02/28/2014	MSC	31	31	–	–
ILS	Sell	02/28/2014	HSBC	19	19	–	–
ILS	Sell	02/28/2014	JPM	47	47	–	–
INR	Buy	02/28/2014	BCLY	19	19	–	–
INR	Buy	02/28/2014	RBS	38	38	–	–
INR	Sell	02/28/2014	BNP	22	22	–	–
INR	Sell	02/28/2014	MSC	40	41	–	(1)
JPY	Buy	02/28/2014	BOA	383	389	6	–
JPY	Buy	02/28/2014	CSFB	49	50	1	–
JPY	Buy	02/28/2014	JPM	258	261	3	–
JPY	Buy	02/28/2014	MSC	510	516	6	–
JPY	Buy	02/28/2014	NAB	886	909	23	–
JPY	Buy	02/28/2014	SCB	20	20	–	–
JPY	Buy	02/28/2014	UBS	110	110	–	–
JPY	Sell	02/28/2014	CBK	162	162	–	–
JPY	Sell	02/28/2014	DEUT	160	161	–	(1)
JPY	Sell	02/28/2014	HSBC	26	26	–	–
JPY	Sell	02/28/2014	JPM	384	386	–	(2)
JPY	Sell	02/28/2014	MSC	162	162	–	–
JPY	Sell	02/28/2014	MSC	128	129	–	(1)
JPY	Sell	02/28/2014	NAB	97	100	–	(3)
KRW	Buy	02/28/2014	UBS	13	13	–	–
KRW	Sell	02/28/2014	BCLY	19	19	–	–
KRW	Sell	02/28/2014	JPM	31	31	–	–
KRW	Sell	02/28/2014	MSC	125	127	–	(2)
MXN	Buy	02/28/2014	CBK	126	124	–	(2)
MXN	Buy	02/28/2014	GSC	16	16	–	–
MXN	Buy	02/28/2014	MSC	55	54	–	(1)
MXN	Buy	02/28/2014	UBS	126	126	–	–
MXN	Sell	02/28/2014	BNP	32	32	–	–
MXN	Sell	02/28/2014	CBK	127	124	3	–
MXN	Sell	02/28/2014	HSBC	32	32	–	–
MXN	Sell	02/28/2014	MSC	436	430	6	–
MXN	Sell	02/28/2014	SCB	56	56	–	–
MYR	Sell	02/28/2014	WEST	18	18	–	–
NOK	Buy	02/28/2014	CBK	49	48	–	(1)
NOK	Buy	02/28/2014	DEUT	39	38	–	(1)
NOK	Buy	02/28/2014	GSC	22	22	–	–
NOK	Buy	02/28/2014	JPM	23	22	–	(1)
NOK	Sell	02/28/2014	DEUT	274	268	6	–

6

The Hartford Global Alpha Fund
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
NOK	Sell	02/28/2014	JPM	172	170	2	–
NZD	Buy	02/28/2014	CBA	96	93	–	(3)
NZD	Buy	02/28/2014	CBK	127	123	–	(4)
NZD	Buy	02/28/2014	CSFB	96	93	–	(3)
NZD	Buy	02/28/2014	GSC	63	61	–	(2)
NZD	Buy	02/28/2014	JPM	398	386	–	(12)
NZD	Buy	02/28/2014	NAB	33	32	–	(1)
NZD	Buy	02/28/2014	UBS	63	61	–	(2)
NZD	Sell	02/28/2014	CBK	36	36	–	–
NZD	Sell	02/28/2014	DEUT	11	11	–	–
NZD	Sell	02/28/2014	GSC	94	91	3	–
NZD	Sell	02/28/2014	JPM	245	240	5	–
NZD	Sell	02/28/2014	MSC	93	90	3	–
PEN	Buy	02/28/2014	BNP	16	16	–	–
PEN	Sell	02/28/2014	BNP	16	16	–	–
PEN	Sell	02/28/2014	SSG	32	32	–	–
PHP	Sell	02/28/2014	JPM	18	18	–	–
PLN	Buy	02/28/2014	CBK	45	44	–	(1)
PLN	Buy	02/28/2014	DEUT	126	123	–	(3)
PLN	Buy	02/28/2014	GSC	44	43	–	(1)
PLN	Buy	02/28/2014	JPM	197	193	–	(4)
PLN	Sell	02/28/2014	DEUT	129	126	3	–
PLN	Sell	02/28/2014	JPM	42	41	1	–
PLN	Sell	02/28/2014	MSC	145	140	5	–
RUB	Buy	02/28/2014	JPM	31	31	–	–
RUB	Sell	02/28/2014	GSC	38	36	2	–
RUB	Sell	02/28/2014	JPM	107	103	4	–
SEK	Buy	02/28/2014	JPM	50	50	–	–
SEK	Buy	02/28/2014	JPM	128	128	–	–
SEK	Sell	02/28/2014	CBK	119	117	2	–
SEK	Sell	02/28/2014	GSC	655	644	11	–
SEK	Sell	02/28/2014	JPM	208	205	3	–
SEK	Sell	02/28/2014	JPM	651	653	–	(2)
SGD	Buy	02/28/2014	JPM	51	51	–	–
SGD	Buy	02/28/2014	SCB	27	27	–	–
SGD	Sell	02/28/2014	JPM	268	267	1	–
SGD	Sell	02/28/2014	SCB	27	27	–	–
SGD	Sell	02/28/2014	SCB	145	145	–	–
TRY	Buy	02/28/2014	BOA	42	42	–	–
TRY	Buy	02/28/2014	CBK	32	31	–	(1)
TRY	Sell	02/28/2014	BOA	20	20	–	–
TRY	Sell	02/28/2014	JPM	16	15	1	–
TRY	Sell	02/28/2014	JPM	47	48	–	(1)
TRY	Sell	02/28/2014	RBS	114	110	4	–
TWD	Sell	02/27/2014	RBS	46	46	–	–
ZAR	Buy	02/28/2014	CSFB	8	8	–	–
ZAR	Buy	02/28/2014	JPM	29	29	–	–
ZAR	Buy	02/28/2014	JPM	42	40	–	(2)
ZAR	Buy	02/28/2014	RBS	299	292	–	(7)
ZAR	Sell	02/28/2014	BOA	20	20	–	–
ZAR	Sell	02/28/2014	CBK	156	152	4	–
ZAR	Sell	02/28/2014	DEUT	124	121	3	–
ZAR	Sell	02/28/2014	GSC	22	22	–	–
						$300	$(177)

7

The Hartford Global Alpha Fund
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Paid (Received)	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
CDX.NA.HY.21	CME		$440	(5.00)%	12/20/18	$(30)	$(29)	$1	$–	$–	$–
ITRX.XOV.20	ICE	EUR	350	(5.00)%	12/20/18	(33)	(37)	–	(4)	1	–
Total						$(63)	$(66)	$1	$(4)	$1	$–

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014

		Notional	(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	JPM	$28	(0.32)%	07/25/45	$7	$–	$7	$–	$–
ABX.HE.AAA.06	BOA	123	(0.18)%	07/25/45	3	–	5	2	–
ABX.HE.AAA.06	JPM	23	(0.18)%	07/25/45	1	–	1	–	–
ABX.HE.AAA.06	JPM	40	(0.18)%	07/25/45	1	–	1	–	–
ABX.HE.AAA.06	MSC	46	(0.18)%	07/25/45	2	–	2	–	–
CMBX.NA.A.1	BOA	130	(0.35)%	10/12/52	42	–	48	6	–
CMBX.NA.A.1	CSI	130	(0.35)%	10/12/52	51	–	48	–	(3)
CMBX.NA.A.1	JPM	30	(0.35)%	10/12/52	11	–	11	–	–
CMBX.NA.AA.1	CSI	330	(0.25)%	10/12/52	77	–	64	–	(13)
CMBX.NA.AA.1	JPM	75	(0.25)%	10/12/52	15	–	15	–	–
CMBX.NA.AA.1	JPM	35	(0.25)%	10/12/52	7	–	7	–	–
CMBX.NA.AA.2	BOA	29	(0.15)%	03/15/49	11	–	9	–	(2)
CMBX.NA.AA.2	CSI	78	(0.15)%	03/15/49	25	–	24	–	(1)
CMBX.NA.AA.2	DEUT	160	(0.15)%	03/15/49	58	–	50	–	(8)
CMBX.NA.AA.2	JPM	44	(0.15)%	03/15/49	16	–	14	–	(2)
CMBX.NA.AA.2	MSC	228	(0.15)%	03/15/49	86	–	71	–	(15)
CMBX.NA.AJ.1	CSI	100	(0.84)%	10/12/52	5	–	4	–	(1)
CMBX.NA.AJ.1	JPM	10	(0.84)%	10/12/52	–	–	–	–	–
CMBX.NA.AJ.2	CSI	105	(1.09)%	03/15/49	16	–	12	–	(4)
CMBX.NA.AJ.4	CSI	95	(0.96)%	02/17/51	25	–	22	–	(3)
CMBX.NA.AJ.4	JPM	10	(0.96)%	02/17/51	2	–	2	–	–
CMBX.NA.AM.2	CSI	375	(0.50)%	03/15/49	24	–	10	–	(14)
CMBX.NA.AM.2	JPM	45	(0.50)%	03/15/49	1	–	1	–	–
CMBX.NA.AM.2	MSC	20	(0.50)%	03/15/49	2	–	1	–	(1)
CMBX.NA.AM.4	GSC	60	(0.50)%	02/17/51	5	–	4	–	(1)
CMBX.NA.AM.4	JPM	5	(0.50)%	02/17/51	–	–	–	–	–
Total					$493	$–	$433	$8	$(68)

8

The Hartford Global Alpha Fund
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014 - (continued)

		Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices: - (continued)
Sell protection:
CMBX.NA.AAA.6	CSI		$645	0.50%	05/11/63	$–	$(20)	$(18)	$2	$–
CMBX.NA.AAA.6	CSI		530	0.50%	05/11/63	–	(13)	(15)	–	(2)
CMBX.NA.AAA.6	DEUT		260	0.50%	05/11/63	–	(6)	(7)	–	(1)
CMBX.NA.AAA.6	DEUT		60	0.50%	05/11/63	–	(3)	(2)	1	–
CMBX.NA.AAA.6	JPM		160	0.50%	05/11/63	–	(6)	(5)	1	–
CMBX.NA.BB.6	CSI		300	5.00%	05/11/63	–	(18)	(8)	10	–
CMBX.NA.BB.7	CSI		35	5.00%	01/17/47	–	(2)	(2)	–	–
CMBX.NA.BB.7	GSC		85	5.00%	01/17/47	–	(6)	(6)	–	–
CMBX.NA.BBB-.6	CSI		30	3.00%	05/11/63	–	(3)	(1)	2	–
CMBX.NA.BBB-.6	CSI		115	3.00%	05/11/63	–	–	(3)	–	(3)
CMBX.NA.BBB-.7	CSI		70	3.00%	01/17/47	–	(4)	(4)	–	–
CMBX.NA.BBB-.7	CSI		70	3.00%	01/17/47	–	(4)	(4)	–	–
PrimeX.ARM.1	JPM		3	4.42%	06/25/36	–	–	–	–	–
PrimeX.ARM.1	MSC		23	4.42%	06/25/36	2	–	2	–	–
PrimeX.ARM.2	JPM		22	4.58%	12/25/37	1	–	1	–	–
PrimeX.ARM.2	MSC		60	4.58%	12/25/37	3	–	2	–	(1)
PrimeX.ARM.2	MSC		142	4.58%	12/25/37	3	–	4	1	–
PrimeX.FRM.1	JPM		3	4.42%	07/25/36	–	–	–	–	–
PrimeX.FRM.1	MSC		19	4.42%	07/25/36	2	–	2	–	–
Total						$11	$(85)	$(64)	$17	$(7)
Total traded indices						$504	$(85)	$369	$25	$(75)
Credit default swaps on single-name issues:
Buy protection:
Credit Agricole SA	BOA	EUR	295	(3.00)% / 0.43%	12/20/15	$–	$(21)	$(19)	$2	$–
Credit Agricole SA	GSC	EUR	275	(3.00)% / 0.43%	12/20/15	–	(20)	(18)	2	–
Credit Agricole SA	JPM	EUR	290	(3.00)% / 0.43%	12/20/15	–	(21)	(19)	2	–
Societe Generale	CBK	EUR	190	(3.00)% / 0.44%	12/20/15	–	(14)	(12)	2	–
Societe Generale	CSI	EUR	180	(3.00)% / 0.44%	12/20/15	–	(14)	(12)	2	–
Societe Generale	DEUT	EUR	75	(3.00)% / 0.44%	12/20/15	–	(6)	(5)	1	–
Standard Chartered Bank	DEUT	EUR	20	(1.00)% / 1.27%	03/20/19	–	–	–	–	–
Standard Chartered Bank	JPM	EUR	50	(1.00)% / 1.27%	03/20/19	–	–	1	1	–
Total						$–	$(96)	$(84)	$12	$–
Sell protection:
Credit Agricole SA	BOA	EUR	270	3.00% / 0.99%	12/20/18	$30	$–	$35	$5	$–
Credit Agricole SA	JPM	EUR	145	3.00% / 0.99%	12/20/18	17	–	19	2	–
Societe Generale	CBK	EUR	95	3.00% / 1.09%	12/20/18	11	–	12	1	–
Societe Generale	CSI	EUR	90	3.00% / 1.09%	12/20/18	11	–	11	–	–
Societe Generale	DEUT	EUR	35	3.00% / 1.09%	12/20/18	4	–	4	–	–
Total						$73	$–	$81	$8	$–
Total single-name issues						$73	$(96)	$(3)	$20	$–
						$577	$(181)	$366	$45	$(75)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

9

The Hartford Global Alpha Fund
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2014

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount (b)		Date	Paid (Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	2.59% Fixed	6M GBP LIBOR	GBP	4,185	03/16/18	$–	$(14)	$–	$(14)	$–	$(3)
LCH	2.71% Fixed	6M GBP LIBOR	GBP	2,030	03/16/18	–	(15)	–	(15)	–	(1)
LCH	3M LIBOR	3.82% Fixed		$765	01/21/26	–	11	11	–	1	–
LCH	4.13% Fixed	3M LIBOR		375	01/21/46	–	(11)	–	(11)	–	(1)
						$–	$(29)	$11	$(40)	$1	$(5)

(a)	The FCM to the contracts is GSC.

(b)	Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Interest Rate Swap Contracts Outstanding at January 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount (a)		Date	Paid	Received	Value ╪	Asset	Liability
CSI	0.82% Fixed	6M JPY LIBOR	JPY	25,600	02/18/23	$–	$–	$(2)	$–	$(2)
DEUT	0.82% Fixed	6M JPY LIBOR	JPY	25,600	02/18/23	–	–	(2)	–	(2)
DEUT	MXIBTIIE	8.41% Fixed	MXN	995	12/13/23	–	–	–	–	–
JPM	0.18% Fixed	6M CHF LIBOR	CHF	2,760	03/19/16	–	–	(7)	–	(7)
JPM	0.91% Fixed	6M GBP LIBOR BBA	GBP	800	09/17/15	–	–	1	1	–
MSC	MXIBTIIE	8.40% Fixed	MXN	2,270	12/13/23	–	–	(1)	–	(1)
						$–	$–	$(11)	$1	$(12)

(a)	Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit

10

The Hartford Global Alpha Fund
Schedule of Investments — (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Currency Abbreviations: - (continued)
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate

Credit Exposure
as of January 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	6.7%
Aa / AA	67.4
A	0.2
Baa / BBB	13.0
Ba / BB	2.2
B	1.0
Caa / CCC or Lower	0.5
Not Rated	0.1
Non-Debt Securities and Other Short-Term Instruments	5.7
Other Assets and Liabilities	3.2
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

11

The Hartford Global Alpha Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$371	$–	$201	$170
Call Options Purchased	20	–	20	–
Corporate Bonds	1,570	–	1,570	–
Foreign Government Obligations	6,087	–	6,087	–
Put Options Purchased	41	–	41	–
U.S. Government Agencies	1,921	–	1,921	–
U.S. Government Securities	19,407	–	19,407	–
Short-Term Investments	1,775	–	1,775	–
Total	$31,192	$–	$31,022	$170
Credit Default Swaps *	46	–	46	–
Foreign Currency Contracts *	300	–	300	–
Futures *	142	142	–	–
Interest Rate Swaps *	12	–	12	–
Total	$500	$142	$358	$–
Liabilities:
Written Options	1	–	1	–
Total	$1	$–	$1	$–
Credit Default Swaps *	79	–	79	–
Foreign Currency Contracts *	177	–	177	–
Futures *	130	130	–	–
Interest Rate Swaps *	52	–	52	–
Total	$438	$130	$308	$–

♦	For the three-month period ended January 31, 2014, investments valued at $673 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$196	$2	$(1	)†	$1	$—	$(4)	$—	$(24)	$170
Total	$196	$2	$(1)		$1	$—	$(4)	$—	$(24)	$170

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(1).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

12

The Hartford Global Growth Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.3%
	Automobiles and Components - 0.5%
129	Nissan Motor Co., Ltd.	$1,103

	Banks - 3.8%
301	Barclays Bank plc ADR	1,344
24	BNP Paribas	1,823
39	Erste Group Bank AG	1,410
214	Mitsubishi UFJ Financial Group, Inc.	1,289
28	Ocwen Financial Corp. ●	1,238
17	PNC Financial Services Group, Inc.	1,363
		8,467
	Capital Goods - 6.7%
28	ABB Ltd. ADR	701
9	Boeing Co.	1,147
14	Honeywell International, Inc.	1,302
231	Mitsubishi Heavy Industries Ltd.	1,491
11	Parker-Hannifin Corp.	1,217
73	Rolls-Royce Holdings plc	1,426
29	Safran S.A.	2,052
14	Schneider Electric S.A.	1,162
45	SKF AB Class B	1,183
5	SMC Corp. of America	1,206
26	Textron, Inc.	923
14	Wabco Holdings, Inc. ●	1,190
		15,000
	Commercial and Professional Services - 0.8%
24	Equifax, Inc. ●	1,677

	Consumer Durables and Apparel - 3.7%
10	Adidas AG	1,106
18	Compagnie Financiere Richemont S.A.	1,639
10	Hugo Boss AG	1,289
25	Lululemon Athletica, Inc. ●	1,156
25	Pandora A/S	1,458
78	Pulte Group, Inc.	1,585
		8,233
	Consumer Services - 4.7%
92	Compass Group plc	1,372
61	Galaxy Entertainment Group Ltd. ●	596
51	MGM Resorts International ●	1,246
399	Sands China Ltd.	3,065
18	Starbucks Corp.	1,249
22	Whitbread plc	1,362
23	Wyndham Worldwide Corp.	1,644
		10,534
	Diversified Financials - 11.5%
7	Affiliated Managers Group, Inc. ●	1,464
36	American Express Co. ‡	3,032
17	Ameriprise Financial, Inc.	1,753
8	BlackRock, Inc.	2,540
27	Discover Financial Services, Inc.	1,457
33	Franklin Resources, Inc.	1,732
103	Henderson Group plc	370
13	IntercontinentalExchange Group, Inc.	2,620
30	JP Morgan Chase & Co.	1,638
60	Julius Baer Group Ltd.	2,910
24	Moody's Corp.	1,817
33	Nasdaq OMX Group, Inc.	1,264
7	Partners Group	1,592
41	SEI Investments Co.	1,400
		25,589
	Energy - 2.7%
51	Cobalt International Energy, Inc. ●	834
7	EOG Resources, Inc.	1,184
31	Halliburton Co.	1,505
7	Pioneer Natural Resources Co.	1,143
16	Schlumberger Ltd.	1,432
		6,098
	Food and Staples Retailing - 2.0%
47	CVS Caremark Corp.	3,175
33	Seven & I Holdings Co., Ltd.	1,297
		4,472
	Food, Beverage and Tobacco - 4.0%
38	Anheuser-Busch InBev N.V.	3,655
57	Diageo Capital plc	1,680
25	Green Mountain Coffee Roasters, Inc.	2,006
23	Monster Beverage Corp. ●	1,575
		8,916
	Health Care Equipment and Services - 2.2%
15	Aetna, Inc.	1,058
23	MEDNAX, Inc. ●	1,286
23	Medtronic, Inc.	1,278
13	Zimmer Holdings, Inc.	1,263
		4,885
	Insurance - 4.8%
18	Aflac, Inc.	1,131
316	AIA Group Ltd.	1,457
62	American International Group, Inc.	2,976
143	Ping An Insurance (Group) Co. ☼	1,156
71	Prudential plc	1,431
126	St. James's Place Capital plc	1,593
34	Tokio Marine Holdings, Inc.	984
		10,728
	Materials - 1.7%
112	Cemex S.A.B. de C.V. ADR ●	1,387
16	HeidelbergCement AG	1,178
101	James Hardie Industries plc	1,146
		3,711
	Media - 5.5%
28	Comcast Corp. Class A	1,501
23	DirecTV ●	1,590
75	Interpublic Group of Cos., Inc.	1,230
20	Scripps Networks Interactive Class A	1,468
276	Sirius XM Holdings, Inc. ●	987
90	Twenty-First Century Fox, Inc.	2,865
18	Walt Disney Co.	1,317
57	WPP plc	1,197
		12,155
	Pharmaceuticals, Biotechnology and Life Sciences - 13.4%
15	Actelion Ltd.	1,370
16	Amgen, Inc.	1,872
7	Biogen Idec, Inc. ●	2,224
66	Bristol-Myers Squibb Co.	3,307
23	Celgene Corp. ●	3,515
68	Gilead Sciences, Inc. ●	5,504
31	Merck & Co., Inc.	1,631

1

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.3% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 13.4% - (continued)
31	Mylan, Inc. ●	$1,423
6	Regeneron Pharmaceuticals, Inc. ●	1,612
18	Roche Holding AG	4,824
19	UCB S.A.	1,341
15	Vertex Pharmaceuticals, Inc. ●	1,201
		29,824
	Real Estate - 0.6%
16	American Tower Corp. REIT	1,302

	Retailing - 4.9%
3	Amazon.com, Inc. ●	1,246
22	Dollar General Corp. ●	1,240
29	GameStop Corp. Class A	1,008
75	Lowe's Cos., Inc.	3,494
3	Priceline.com, Inc. ●	3,933
		10,921
	Semiconductors and Semiconductor Equipment - 2.8%
26	ASML Holding N.V.	2,205
125	Infineon Technologies AG	1,281
88	MediaTek, Inc.	1,173
64	Micron Technology, Inc. ●	1,471
		6,130
	Software and Services - 14.9%
22	Accenture plc	1,784
69	Activision Blizzard, Inc.	1,190
27	Akamai Technologies, Inc. ●	1,283
7	Alliance Data Systems Corp. ●	1,660
29	Amdocs Ltd.	1,268
21	Automatic Data Processing, Inc.	1,578
16	Cognizant Technology Solutions Corp. ●	1,580
31	Facebook, Inc. ●	1,958
6	Google, Inc. ●	6,742
7	LinkedIn Corp. Class A ●	1,447
30	Mastercard, Inc.	2,240
37	Microsoft Corp.	1,400
22	Salesforce.com, Inc. ●	1,340
11	Splunk, Inc. ●	844
21	Tencent Holdings Ltd.	1,500
48	Vantiv, Inc. ●	1,458
11	Visa, Inc.	2,396
42	Yahoo!, Inc. ●	1,498
		33,166
	Technology Hardware and Equipment - 3.8%
221	Hitachi Ltd.	1,682
46	Juniper Networks, Inc. ●	1,217
1,066	Lenovo Group Ltd.	1,375
27	Qualcomm, Inc.	1,973
17	SanDisk Corp.	1,184
78	Telefonaktiebolaget LM Ericsson Class B	957
		8,388
	Telecommunication Services - 0.9%
8	SoftBank Corp.	550
49	T-Mobile US, Inc.	1,498
		2,048
	Transportation - 1.4%
36	Delta Air Lines, Inc.	1,104
9	FedEx Corp.	1,198
9	Kansas City Southern	929
		3,231
	Total common stocks
	(cost $160,810)	$216,578

PREFERRED STOCKS - 1.3%
	Automobiles and Components - 0.6%
5	Volkswagen AG N.V.	$1,345

	Media - 0.7%
31	ProSieben Sat.1 Media AG	1,376

	Total preferred stocks
	(cost $2,314)	$2,721

	Total long-term investments
	(cost $163,124)	$219,299

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $332, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $338)
$332	0.02%, 1/31/2014	$332
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $109,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $112)
109	0.02%, 1/31/2014	109
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $285, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%,
2014 - 2043, FNMA 2.00% - 3.50%, 2025
- 2028, GNMA 3.50%, 2042 - 2043, U.S.
	Treasury Note 2.38%, 2014, value of $291)
285	0.03%, 1/31/2014	285
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $302, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $308)
302	0.02%, 1/31/2014	302

2

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.1% - (continued)
Repurchase Agreements - 1.1% - (continued)
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $663,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$677)
$663	0.02%, 1/31/2014		$663
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $88, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA
3.00% - 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $90)
88	0.03%, 1/31/2014		88
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $74, collateralized by U.S. Treasury Note 2.63%, 2014, value of $75)
74	0.02%, 1/31/2014		74
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$630, collateralized by FFCB 0.14%, 2015,
FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $642)
630	0.03%, 1/31/2014		630
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $6, collateralized by U.S. Treasury Note 2.38%, 2015, value of $6)
6	0.01%, 1/31/2014		6
			2,489
	Total short-term investments
	(cost $2,489)		$2,489

	Total investments
	(cost $165,613) ▲	99.7%	$221,788
	Other assets and liabilities	0.3%	773
	Total net assets	100.0%	$222,561

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $166,530 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$58,267
Unrealized Depreciation	(3,009)
Net Unrealized Appreciation	$55,258

●	Non-income producing.

3

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $72 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Buy	02/04/2014	GSC	$111	$111	$–	$–
CHF	Buy	02/03/2014	JPM	182	179	–	(3)
CHF	Buy	02/05/2014	SSG	129	129	–	–
HKD	Buy	02/04/2014	NAB	72	72	–	–
JPY	Buy	02/04/2014	BOA	554	555	1	–
						$1	$(3)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
NAB	National Australia Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
CHF	Swiss Franc
HKD	Hong Kong Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Country
as of January 31, 2014
Percentage of
Country	Net Assets
Austria	0.6%
Belgium	2.2
Canada	0.5
China	1.8
Denmark	0.7
France	2.2
Germany	3.6
Hong Kong	2.4
Ireland	0.5
Japan	4.4
Mexico	0.6
Netherlands	1.0
Sweden	0.9
Switzerland	5.8
Taiwan	0.5
United Kingdom	5.3
United States	65.6
Short-Term Investments	1.1
Other Assets and Liabilities	0.3
Total	100.0%

4

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,103	$–	$1,103	$–
Banks	8,467	2,601	5,866	–
Capital Goods	15,000	5,779	9,221	–
Commercial and Professional Services	1,677	1,677	–	–
Consumer Durables and Apparel	8,233	2,741	5,492	–
Consumer Services	10,534	4,139	6,395	–
Diversified Financials	25,589	20,717	4,872	–
Energy	6,098	6,098	–	–
Food and Staples Retailing	4,472	3,175	1,297	–
Food, Beverage and Tobacco	8,916	3,581	5,335	–
Health Care Equipment and Services	4,885	4,885	–	–
Insurance	10,728	4,107	6,621	–
Materials	3,711	1,387	2,324	–
Media	12,155	10,958	1,197	–
Pharmaceuticals, Biotechnology and Life Sciences	29,824	22,289	7,535	–
Real Estate	1,302	1,302	–	–
Retailing	10,921	10,921	–	–
Semiconductors and Semiconductor Equipment	6,130	1,471	4,659	–
Software and Services	33,166	31,666	1,500	–
Technology Hardware and Equipment	8,388	4,374	4,014	–
Telecommunication Services	2,048	1,498	550	–
Transportation	3,231	3,231	–	–
Total	216,578	148,597	67,981	–
Preferred Stocks	2,721	–	2,721	–
Short-Term Investments	2,489	–	2,489	–
Total	$221,788	$148,597	$73,191	$–
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts*	3	–	3	–
Total	$3	$–	$3	$–

♦	For the three-month period ended January 31, 2014, investments valued at $1,486 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 59.2%
	Agricultural Products - 1.3%
32	Archer-Daniels-Midland Co.	$1,283
493	Asian Citrus Holdings Ltd.	130
90	Bumitama Agri Ltd.	64
29	Bunge Ltd. Finance Corp.	2,207
76	China Modern Dairy Holdings Ltd. ●	35
518	Golden Agri Resources Ltd.	210
7	Ingredion, Inc.	439
23	Kernel Holding S.A. ●	275
9	Limoneira Co.	194
21	New Britain Palm Oil Ltd.	116
12	Ros Agro plc ●§†	80
29	SLC Agricola S.A.	213
421	Wilmar International Ltd.	1,028
		6,274
	Airport Services - 0.2%
2	Flughafen Zuerich AG	909

	Aluminum - 0.4%
94	Alcoa, Inc.	1,085
183	Alumina Ltd.	203
106	Aluminum Corp. of China Ltd. ●	38
71	Hindalco Industries Ltd.	124
69	Norsk Hydro ASA	312
		1,762
	Biotechnology - 0.1%
5	Evogene Ltd. ●	96
11	Genus plc	245
		341
	Brewers - 0.2%
9	Anheuser-Busch InBev N.V. ADR	870

	Coal and Consumable Fuels - 0.5%
1	Cameco Corp.	22
66	Consol Energy, Inc.	2,446
		2,468
	Commodity Chemicals - 0.4%
23	LyondellBasell Industries Class A	1,772

	Construction and Engineering - 0.9%
62	KBR, Inc.	1,937
879	Sinopec Engineering (Group) Co., Ltd.	1,133
22	Vinci S.A.	1,442
		4,512
	Construction, Farm Machinery and Heavy Trucks - 0.3%
2	Caterpillar, Inc.	167
3	CNH Industrial N.V. ●	28
92	Cosco Corp. Singapore Ltd.	51
—	Cummins, Inc.	21
2	Deere & Co.	207
56	First Tractor Co.	37
14	Hino Motors Ltd.	198
—	Hitachi Construction Machine Co., Ltd.	9
2	Komatsu Ltd.	34
10	Kubota Corp.	151
1	Man AG	134
2	PACCAR, Inc.	140
37	Sembcorp Marine Ltd.	118
7	Titan International, Inc.	112
23	Yangzigiang Shipbuilding Holdings Ltd.	21
		1,428
	Distillers and Vintners - 0.0%
71	Treasury Wine Estates Ltd.	227

	Diversified Metals and Mining - 7.9%
8	African Rainbow Minerals Ltd. ☼	160
97	Anglo American plc	2,293
27	Antofagasta plc	382
3	Assore Ltd. ☼	101
225	BHP Billiton Ltd.	7,198
27	BHP Billiton Ltd. ADR	1,702
144	BHP Billiton plc	4,241
18	BHP Billiton plc ADR	1,039
19	Boliden Ab	285
50	First Quantum Minerals Ltd.	890
88	Freeport-McMoRan Copper & Gold, Inc.	2,846
709	Glencore Xstrata plc	3,740
285	Grupo Mexico S.A.B. de C.V. ☼	918
33	Iluka Resources Ltd.	250
3	Jastrzebska Spolka Weglowa S.A.	48
101	Jiangxi Copper Co., Ltd. ☼	182
10	KGHM Polska Miedz S.A.	353
1	Korea Zinc Co., Ltd. ●	180
51	Minera Frisco S.A.B. de C.V. ●☼	81
78	Mitsubishi Materials Corp.	262
20	MMC Norilsk Nickel OJSC ADR	305
9,550	Mongolian Mining Corp. ●☼	1,034
6	OZ Minerals Ltd.	19
31	Rio Tinto Ltd.	1,772
88	Rio Tinto plc	4,694
34	Rio Tinto plc ADR	1,810
190	Shougang Fushan Resources Group Ltd. ☼	52
11	Southern Copper Corp.	301
37	Sumitomo Metal Mining Co., Ltd.	481
47	Teck Cominco Ltd. Class B	1,125
33	Turquoise Hill Resources Ltd. ●	114
8	Vedanta Resources plc	101
		38,959
	Diversified Support Services - 0.0%
9	Ceres Global AG Corp. ●	63

	Electric Utilities - 1.6%
242	Cheung Kong Infrastructure Holdings Ltd.	1,421
33	Korea Electric Power Corp. ●	1,068
21	NextEra Energy, Inc.	1,931
145	Power Assets Holdings Ltd.	1,087
19	Red Electrica Corporacion S.A.	1,308
59	Scottish & Southern Energy	1,272
		8,087
	Electronic Manufacturing Services - 0.1%
20	Trimble Navigation Ltd. ●	635

	Fertilizers and Agricultural Chemicals - 3.6%
21	Agrium, Inc.	1,847

1

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 59.2% - (continued)
	Fertilizers and Agricultural Chemicals - 3.6% - (continued)
2	CF Industries Holdings, Inc.	$437
32	Israel Chemicals Ltd.	261
–	Israel Corp., Ltd. ●	160
9	K+S AG	257
8	Marrone Bio Innovations, Inc. ●	132
60	Monsanto Co.	6,410
30	Mosaic Co.	1,328
27	Nihon Nohyaku Co., Ltd.	380
100	Potash Corp. of Saskatchewan, Inc.	3,141
7	Sociedad Quimica Y Minera de Chile S.A.	172
6	Syngenta AG	2,234
20	Yara International ASA	830
		17,589
	Food Retail - 0.1%
66	China Resources Enterprise	196
45	Grupo Lala S.A.	95
		291
	Gas Utilities - 1.2%
236	ENN Energy Holdings Ltd.	1,527
212	Osaka Gas Co., Ltd.	856
258	Snam S.p.A.	1,412
46	UGI Corp.	1,983
		5,778
	General Merchandise Stores - 0.0%
—	CST Brands, Inc.	3

	Gold - 3.0%
12	African Barrick Gold Ltd.	42
20	Agnico Eagle Mines Ltd.	616
20	Alacer Gold Corp.	42
11	Alamos Gold, Inc.	102
7	Allied Nevada Gold Corp. ●	36
40	AngloGold Ltd. ADR	581
12	Argonaut Gold, Inc. ●	52
10	Asanko Gold, Inc. ●	17
20	AuRico Gold, Inc.	91
24	Avocet Mining plc ●	3
56	B2Gold Corp. ●	132
26	Banro Corp. ●	13
115	Barrick Gold Corp.	2,212
62	Beadell Resources Ltd. ●	38
19	Belo Sun Mining Corp. ●	7
93	Centamin plc ●	67
16	Centerra Gold, Inc.	61
12	China Gold International Resources Corp. ●	34
282	China Precious Metal Resources Holdings Co., Ltd. ●	41
10	Colossus Minerals, Inc. ⌂●†	–
21	Compania De Minas Buenaventur ADR	255
6	Continental Gold Ltd. ●	20
10	Detour Gold Corp. ●	67
55	DRDGOLD Ltd.	22
79	Eldorado Gold Corp.	505
43	Endeavour Mining Corp. ●	26
17	Franco-Nevada Corp.	821
23	Gabriel Resources Ltd. ●	24
82	Gold Fields Ltd.	283
3	Gold Resource Corp.	13
93	Goldcorp, Inc.	2,321
24	Golden Star Resources Ltd. ●	15
2,167	G-Resources Group Ltd. ●	55
35	Gryphon Minerals Ltd. ●	5
10	Guyana Goldfields, Inc. ●	21
45	Harmony Gold Mining Co., Ltd.	129
20	Highland Gold Mining Ltd.	20
33	IAMGOLD Corp.	123
11	Kingsgate Consolidated Ltd.	11
27	Kingsrose Mining Ltd. ●	9
132	Kinross Gold Corp.	604
6	Koza Altin Isletmeleri A.S.	49
1,109	Lepanto Consolidated Mining Co. ●	10
52	LionGold Corp. Ltd. ●	6
15	Medusa Mining Ltd.	24
10	Midas Gold Corp. ●	9
17	Nevsun Resources Ltd.	61
55	New Gold, Inc. ●	315
85	Newcrest Mining Ltd.	703
57	Newmont Mining Corp.	1,225
13	NGEx Resources, Inc. ●	19
29	Northern Star Resources Ltd.	22
20	NovaGold Resources, Inc. ●	57
27	OceanaGold Corp. ●	49
43	Osisko Mining Corp. ●	256
115	Pan African Resources plc	28
17	Papillon Resources Ltd. ●	17
41	Perseus Mining Ltd. ●	14
16	Petropavlovsk plc	18
12	Premier Gold Mines Ltd. ●	21
6	Pretium Resources, Inc. ●	37
7	Primero Mining Corp. ●	40
10	Randgold Resources Ltd.	671
1	Randgold Resources Ltd. ADR	51
28	Regis Resources Ltd.	64
58	Resolute Mining Ltd. ●	27
5	Royal Gold, Inc.	307
23	Rubicon Minerals Corp. ●	29
32	San Gold Corp. ●	5
5	Sandstorm Gold Ltd. ●	25
3	Seabridge Gold, Inc. ●	24
24	Semafo, Inc.	78
65	Sibanye Gold Ltd.	93
30	Silver Lake Resources Ltd. ●	16
42	St. Barbara Ltd. ●	11
8	Tanzanian Royalty Exploration Corp. ●	15
10	Timmins Gold Corp. ●	13
54	Torex Gold Resources, Inc. ●	55
86	Yamana Gold, Inc.	809
96	Zhaojin Mining Industry Co., Ltd.	56
660	Zijin Mining Group Co., Ltd.	140
		15,005
	Independent Power Producers and Energy Traders - 0.5%
400	China Longyuan Power Group Corp.	482
419	Enel Green Power S.p.A.	1,055
30	Pattern Energy Group, Inc.	849
		2,386

2

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 59.2% - (continued)
	Industrial Conglomerates - 0.2%
141	Beijing Enterprises Holdings Ltd.	$1,194

	Industrial Machinery - 0.0%
5	John Bean Technologies Corp.	153

	Integrated Oil and Gas - 11.5%
546	BG Group plc	9,177
260	BP plc ADR	12,211
1	Cenovus Energy, Inc.	29
77	Chevron Corp.	8,567
2	Eni S.p.A. ADR	68
73	Exxon Mobil Corp.	6,764
153	Galp Energia SGPS S.A.	2,364
—	Hess Corp.	29
1	Husky Energy, Inc.	29
101	Imperial Oil Ltd.	4,130
1	Murphy Oil Corp.	29
—	Murphy USA, Inc. ●	5
1	Occidental Petroleum Corp.	103
2,280	PetroChina Co., Ltd.	2,198
1	PetroChina Co., Ltd. ADR	106
195	Petroleo Brasileiro S.A. ADR	2,190
784	Polskie Gornictwo Naftowe I	1,151
89	Repsol S.A.	2,081
45	Royal Dutch Shell plc	1,553
5	Royal Dutch Shell plc ADR	326
133	Statoilhydro ASA ADR	3,144
2	Suncor Energy, Inc.	79
3	Total S.A. ADR	154
		56,487
	Integrated Telecommunication Services - 0.3%
62	Telenor ASA	1,293

	Multi-Sector Holdings - 0.4%
16	Groupe Bruxelles Lambert S.A.	1,474
14	Pico Holdings, Inc. ●	320
		1,794
	Multi-Utilities-1.3%
4	Ameren Corp.	137
162	National Grid plc	2,099
25	PG&E Corp.	1,033
100	Suez Environment S.A.	1,786
30	Wisconsin Energy Corp.	1,280
		6,335
	Oil and Gas Drilling - 0.4%
—	Diamond Offshore Drilling, Inc.	12
—	Ensco plc	21
1	Nabors Industries Ltd.	17
—	Noble Corp. plc	14
77	Patterson-UTI Energy, Inc.	1,981
1	Seadrill Ltd.	36
1	Transocean, Inc.	25
		2,106
	Oil and Gas Equipment and Services - 1.9%
—	Baker Hughes, Inc.	20
13	Dril-Quip, Inc. ●	1,273
75	Halliburton Co.	3,657
26	National Oilwell Varco, Inc.	1,919
27	Schlumberger Ltd.	2,397
1	Tenaris S.A. ADR	29
1	Weatherford International Ltd. ●	17
		9,312
	Oil and Gas Exploration and Production - 9.4%
40	Anadarko Petroleum Corp.	3,218
42	Apache Corp.	3,372
73	Athlon Energy, Inc. ●	2,216
—	Baytex Energy Corp.	12
1,550	Beach Energy Ltd.	1,931
533	Buru Energy Ltd. ●	853
434	Cairn Energy plc ●	1,539
59	Canadian Natural Resources Ltd.	1,931
1	Canadian Natural Resources Ltd. ADR	49
1	Chesapeake Energy Corp.	38
729	CNOOC Ltd.	1,132
104	Cobalt International Energy, Inc. ●	1,710
—	Concho Resources, Inc. ●	15
1	ConocoPhillips Holding Co.	83
1	Crescent Point Energy	24
1	Denbury Resources, Inc. ●	15
1	Devon Energy Corp.	35
113	EnCana Corp.	2,034
27	EOG Resources, Inc.	4,424
267	Karoon Gas Australia Ltd. ●	749
696	Kunlun Energy Co., Ltd.	1,149
1	Marathon Oil Corp.	45
108	MEG Energy Corp. ●	2,991
2,212	New Standard Energy Ltd. ●	319
1	Noble Energy, Inc.	34
303	Oil Search Ltd.	2,131
415	Ophilr Energy plc ●	1,910
1	Pacific Rubiales Energy Corp.	9
29	Pioneer Natural Resources Co.	4,945
1	QEP Resources, Inc.	17
—	Range Resources Corp.	25
112	Santos Ltd.	1,312
65	Southwestern Energy Co. ●	2,657
2	Talisman Energy, Inc.	20
39	Tourmaline Oil Corp. ●	1,649
150	Tullow Oil plc	1,938
1	Vermilion Energy, Inc.	31
—	Whiting Petroleum Corp. ●	21
		46,583
	Oil and Gas Refining and Marketing - 1.9%
—	HollyFrontier Corp.	15
27	Marathon Petroleum Corp.	2,312
71	Phillips 66	5,168
6	Reliance Industries Ltd.	78
58	Reliance Industries Ltd. GDR ■	1,535
1	Valero Energy Corp.	34
		9,142
	Oil and Gas Storage and Transportation - 2.1%
28	Enbridge Energy Management ●	781
190	Enbridge, Inc.	7,961
—	Kinder Morgan Management LLC ●	16
1	Kinder Morgan, Inc.	31
1	Pembina Pipelin Corp.	34
1	Spectra Energy Corp.	29

3

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 59.2% - (continued)
	Oil and Gas Storage and Transportation - 2.1% - (continued)
31	Transcanada Corp.	$1,328
		10,180
	Packaged Foods and Meats - 0.8%
43	Adecoagro S.A. ●	322
404	Charoen Pokphand Foods Ltd.	348
266	China Foods Ltd.	94
2	Ebro Foods S.A.	53
8	Kellogg Co.	453
5	Kraft Foods Group, Inc.	240
45	Marine Harvest	515
14	McLeod Russel India Ltd.	56
9	MHP S.A. §	129
76	Minerva S.A. ●	348
7	Mondelez International, Inc.	221
40	PureCircle Ltd. ●	393
226	REI Agro Ltd.	21
2	Sanderson Farms, Inc.	136
16	Tyson Foods, Inc. Class A	602
113	Zambeef Products plc ●	70
		4,001
	Paper Products - 0.2%
8	Holmen AB Class B	263
9	International Paper Co.	428
7	MeadWestvaco Corp.	251
26	Oji Holdings Corp.	121
		1,063
	Pharmaceuticals - 0.0%
7	Zoetis, Inc.	223

	Precious Metals and Minerals - 0.9%
7	Alexco Resource ●	11
8	Anglo American Platinum Ltd.	320
49	Aquarius Platinum Ltd.	33
2	Asahi Holdings, Inc.	34
5	CNK International Co., Ltd. ●	15
8	Coeur Mining, Inc. ●	80
8	Dominion Diamond Corp. ●	110
9	Dundee Precious Metals, Inc. ●	33
10	Endeavor Silver Corp. ●	44
11	First Majestic Silver Corp. ●	110
11	Fortuna Silver Mines, Inc. ●	38
20	Fresnillo plc	252
12	Gem Diamonds Ltd. ●	31
29	Hecla Mining Co.	89
16	Hochschild Mining plc	39
60	Impala Platinum Holdings Ltd.	629
16	Industrias Penoles S.A.B. de C.V.	368
42	Lonmin plc	211
4	MAG Silver Corp. ●	24
15	McEwen Mining, Inc. ●	40
19	North American Palladium Ltd. ●	7
34	Northern Platinum Ltd.	127
18	Pan American Silver Corp.	221
13	Paramount Gold & Silver Corp. ●	15
33	Petra Diamonds Ltd. ●	75
9	Royal Bafokeng Platinum Ltd. ●	48
7	Silver Standard Resources, Inc. ●	59
44	Silver Wheaton Corp.	946
15	Silvercorp Metals, Inc.	38
9	Stillwater Mining Co. ●	118
8	Tahoe Resources, Inc. ●	139
		4,304
	Railroads - 0.3%
27	Canadian National Railway Co.	1,418

	Residential REITs - 0.3%
37	Equity Lifestyle Properties, Inc. REIT	1,462

	Semiconductors - 0.4%
44	First Solar, Inc. ●	2,239

	Soft Drinks - 0.0%
3	Monster Beverage Corp. ●	206

	Specialty Chemicals - 0.3%
8	EcoSynthetix, Inc. ●	21
70	JSR Corp.	1,249
2	Novozymes A/S Class B	74
		1,344
	Steel - 3.2%
3	Allegheny Technologies, Inc.	91
67	ArcelorMittal	1,102
44	ArcelorMittal ADR	731
6	ArcelorMittal South Africa Ltd.	22
16	Bradespar S.A.	152
5	Capital S.A.	79
749	China Steel Corp.	644
4	Cliff's Natural Resources, Inc.	71
53	Companhia Sider·rgica Nacional	247
20	Daido Steel Co., Ltd.	101
109	Eregli Demir ve Celik Fabrikalari T.A.S.	131
9	Feng Hsin Iron & Steel Co.	15
104	Fortescue Metals Group Ltd.	483
72	Fosun International ☼	77
64	Gerdau S.A.	458
13	Hitachi Metals Ltd.	209
1	Hyundai Hysco ●	24
5	Hyundai Steel Co. ●	327
12	Industrias CH, S.A. ●☼	72
36	JFE Holdings, Inc.	740
26	Jindal Steel & Power Ltd.	105
4	JSW Steel Ltd.	64
186	Kobe Steel Ltd.	307
6	Kumba Iron Ore Ltd. ☼	245
3	Maruichi Steel Tube Ltd.	71
20	Metalurgica Gerdau S.A.	181
529	Nippon Steel & Sumitomo Metal Corp.	1,605
4	Novolipetsk Steel §	59
28	Nucor Corp.	1,334
4	Posco Ltd.	1,240
70	Sesa Sterlite Ltd.	210
10	Severstal GDR §	83
4	Sims Metal Management Ltd.	39
4	SSAB AB	33
23	Tata Steel Ltd.	131
27	ThyssenKrupp AG	682
5	United States Steel Corp.	126

4

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
COMMON STOCKS - 59.2% - (continued)
		Steel - 3.2% - (continued)
	27	Usinas Siderurgicas De Minas Gerais S.A. ●	$133
	240	Vale S.A.	3,102
	8	Voestalpine AG	354
	3	Yamato Kogyo Co.	81
			15,961
		Water Utilities - 0.8%
	53	Cia de Saneamento Basico do Estado de Sao Paulo	491
	65	Cia de Saneamento Basico do Estado de Sao Paulo ADR	593
	1,548	Guangdong Investment Ltd.	1,428
	52	Severn Trent plc	1,472
			3,984
		Wireless Telecommunication Services - 0.3%
	441	Vodafone Group plc	1,634

		Total common stocks
		(cost $303,901)	$291,777

PREFERRED STOCKS - 0.2%
		Electric Utilities - 0.2%
	86	Cia Paranaense de Energie	$987

		Total preferred stocks
		(cost $1,431)	$987

WARRANTS - 0.0%
		Diversified Metals and Mining - 0.0%
	26	Shandong Denghai ⌂■	$127

		Total warrants
		(cost $77)	$127

EXCHANGE TRADED FUNDS - 2.7%
		Other Investment Pools and Funds - 2.7%
	560	Market Vectors Gold Miners	$13,146
		Total exchange traded funds
		(cost $12,153)	$13,146

FOREIGN GOVERNMENT OBLIGATIONS - 7.3%
		Brazil - 1.6%
		Brazil (Republic of)
BRL	20,947	6.00%, 08/15/2016 - 08/15/2050 ◄	$8,046
			8,046
		Israel - 1.3%
		Israel (Government of)
ILS	8,253	1.00%, 05/30/2017 ◄	2,460
ILS	12,492	2.75%, 09/30/2022 ◄	3,984
			6,444
		Mexico - 1.4%
		Mexican Udibonos
MXN	24,037	2.00%, 06/09/2022 ◄	1,699
MXN	30,378	3.50%, 12/14/2017 ◄	2,445
MXN	40,935	4.00%, 11/15/2040 ◄	3,061
			7,205

		Poland - 0.5%
		Poland (Republic of)
PLN	7,374	3.00%, 08/24/2016 ◄	2,440

		South Africa - 0.6%
		South Africa (Republic of)
ZAR	27,192	5.50%, 12/07/2023 ◄	3,101

		South Korea - 0.5%
		Korea (Republic of)
KRW	453,466	1.13%, 06/10/2023 ◄	400
KRW	1,871,664	1.50%, 06/10/2021 ◄	1,713
			2,113
		Thailand - 0.4%
		Thailand (Kingdom of)
THB	68,523	1.20%, 07/14/2021 ◄§	1,914

		Turkey - 1.0%
		Turkey (Republic of)
TRY	5,755	2.50%, 05/04/2016 ◄	2,482
TRY	6,009	3.00%, 07/21/2021 ◄	2,569
			5,051
		Total foreign government obligations
		(cost $43,208)	$36,314

U.S. GOVERNMENT SECURITIES - 21.7%
		U.S. Treasury Securities - 21.7%
		U.S. Treasury Notes - 21.7%
	$53,559	0.13%, 04/15/2016 - 01/15/2023 ◄	$55,368
	4,000	0.38%, 07/15/2023 ◄	3,985
	2,725	0.50%, 04/15/2015 ◄	2,998
	8,344	0.63%, 07/15/2021 - 01/15/2024 ◄	8,796
	3,884	1.13%, 01/15/2021 ◄	4,437
	2,779	1.25%, 07/15/2020 ◄	3,238
	5,573	1.38%, 01/15/2020 ◄	6,565
	367	1.63%, 01/15/2015 ◄‡	461
	7,375	1.88%, 07/15/2015 - 07/15/2019 ◄	9,149
	379	2.00%, 01/15/2016 ◄	475
	1,130	2.13%, 01/15/2019 ◄	1,387
	6,562	2.38%, 01/15/2017 ◄	8,382
	1,146	2.50%, 07/15/2016 ◄╦	1,454
			106,695
		Total U.S. government securities
		(cost $106,779)	$106,695

		Total long-term investments
		(cost $467,549)	$449,046

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 10.1%
	Repurchase Agreements - 10.1%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $6,646, collateralized by
U.S. Treasury Bill 0.07% - 0.14%, 2014,
U.S. Treasury Bond 2.75% - 11.25%,
2015 - 2043, U.S. Treasury Note 0.25% -
	4.25%, 2014 - 2023, value of $6,779)
$6,646	0.02%, 1/31/2014		$6,646
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $2,193,
collateralized by FHLMC 3.50% -
4.00%, 2042 - 2043, FNMA 2.81% -
	4.50%, 2041 - 2042, value of $2,237)
2,193	0.02%, 1/31/2014╦		2,193
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $5,712, collateralized by
FHLB 0.88%, 2017, FHLMC 0.05% -
5.50%, 2014 - 2043, FNMA 2.00% -
3.50%, 2025 - 2028, GNMA 3.50%,
2042 - 2043, U.S. Treasury Note 2.38%,
	2014, value of $5,826)
5,712	0.03%, 1/31/2014		5,712
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $6,050, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $6,172)
6,050	0.02%, 1/31/2014		6,050
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $13,287,
collateralized by U.S. Treasury Bill
0.06% - 0.10%, 2014, U.S. Treasury
Bond 3.00% - 8.75%, 2017 - 2042, U.S.
Treasury Note 0.25% - 3.75%, 2015 -
	2023, value of $13,552)
13,287	0.02%, 1/31/2014		13,287
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,766,
collateralized by FHLMC 3.00% -
5.50%, 2019 - 2043, FNMA 3.00% -
6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $1,801)
1,766	0.03%, 1/31/2014		1,766
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $1,477, collateralized by U.S. Treasury Note 2.63%, 2014, value of $1,506)
1,477	0.02%, 1/31/2014		1,477
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $12,614, collateralized by
FFCB 0.14%, 2015, FHLB 0.55%, 2017,
FHLMC 3.00% - 4.38%, 2015 - 2043,
FNMA 2.50% - 4.50%, 2025 - 2043,
	value of $12,866)
12,614	0.03%, 1/31/2014		12,614
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $115, collateralized by U.S. Treasury Note 2.38%, 2015, value of $118)
115	0.01%, 1/31/2014		115
			49,860
	Total short-term investments
	(cost $49,860)		$49,860

	Total investments
	(cost $517,409) ▲	101.2%	$498,906
	Other assets and liabilities	(1.2)%	(5,970)
	Total net assets	100.0%	$492,936

6

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2014, the Fund invested 6.8% of its total assets in the Subsidiary.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $540,784 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,665
Unrealized Depreciation	(56,543)
Net Unrealized Depreciation	$(41,878)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $80, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $170 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts. The Fund has also pledged $110 of cash as collateral in connection with over-the-counter swap contracts. In addition, cash of $270 was received from broker(s) as collateral in connection with over-the-counter swap contracts.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $1,662, which represents 0.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $2,265, which represents 0.5% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2012 - 05/2013	10	Colossus Minerals, Inc.	$47
09/2012	26	Shandong Denghai Warrants - 144A	77

At January 31, 2014, the aggregate value of these securities was $127, which rounds to zero percent of total net assets.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

7

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Brent Oil Future	83	11/13/2015	$8,212	$8,118	$–	$(94)	$–	$(80)

Short position contracts:
5-Year U.S. Treasury Note Future	17	03/31/2014	$2,030	$2,051	$–	$(21)	$–	$(3)

Total futures contracts			$6,182	$6,067	$–	$(115)	$–	$(83)

* The number of contracts does not omit 000's.

Cash of $632 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2014.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/04/2014	BOA	$370	$370	$–	$–
AUD	Buy	02/05/2014	BOA	447	446	–	(1)
BRL	Buy	02/03/2014	JPM	199	199	–	–
BRL	Buy	02/04/2014	JPM	67	67	–	–
BRL	Buy	02/04/2014	MSC	9,013	9,092	79	–
BRL	Buy	02/04/2014	UBS	9,052	9,092	40	–
BRL	Sell	03/06/2014	CBK	3,662	3,674	–	(12)
BRL	Sell	02/04/2014	MSC	9,052	9,092	–	(40)
BRL	Sell	03/06/2014	MSC	4,473	4,510	–	(37)
BRL	Sell	02/04/2014	UBS	9,171	9,092	79	–
CAD	Buy	02/03/2014	BCLY	538	540	2	–
CAD	Buy	02/04/2014	CSFB	573	574	1	–
CAD	Sell	02/03/2014	BCLY	75	75	–	–
CHF	Sell	02/03/2014	JPM	89	88	1	–
CLP	Buy	03/19/2014	SCB	842	830	–	(12)
CLP	Sell	03/19/2014	SCB	259	249	10	–
EUR	Buy	02/04/2014	BNP	40	40	–	–
EUR	Buy	02/04/2014	SSG	49	49	–	–
EUR	Buy	02/05/2014	SSG	68	68	–	–
EUR	Sell	02/04/2014	BNP	93	92	1	–
EUR	Sell	02/03/2014	GSC	66	65	1	–
EUR	Sell	02/05/2014	SSG	44	44	–	–
GBP	Buy	02/04/2014	JPM	593	591	–	(2)
GBP	Buy	02/05/2014	SSG	559	559	–	–
HKD	Buy	02/05/2014	BOA	25	25	–	–
HKD	Buy	02/05/2014	UBS	25	25	–	–
HKD	Sell	02/04/2014	BOA	280	280	–	–
ILS	Buy	03/19/2014	BOA	3,575	3,558	–	(17)
ILS	Sell	03/19/2014	DEUT	7,205	7,166	39	–
ILS	Sell	02/03/2014	JPM	20	20	–	–
ILS	Sell	03/19/2014	JPM	1,251	1,243	8	–
ILS	Sell	03/19/2014	MSC	1,646	1,638	8	–
JPY	Buy	02/04/2014	BOA	175	175	–	–
JPY	Buy	02/05/2014	BOA	156	157	1	–
JPY	Sell	02/04/2014	BOA	24	24	–	–
KRW	Buy	03/19/2014	BCLY	1,270	1,270	–	–
KRW	Sell	03/19/2014	CBK	2,602	2,560	42	–
KRW	Sell	03/19/2014	JPM	784	790	–	(6)
MXN	Buy	02/04/2014	BCLY	41	41	–	–
MXN	Buy	03/19/2014	CBK	3,703	3,657	–	(46)
MXN	Buy	02/06/2014	MSC	38	38	–	–
MXN	Sell	03/19/2014	CBK	7,292	7,341	–	(49)

8

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
MXN	Sell	03/19/2014	RBC	$3,526	$3,526	$–	$–
NOK	Buy	02/04/2014	BNP	19	19	–	–
NOK	Sell	02/05/2014	DEUT	41	41	–	–
NOK	Sell	02/03/2014	JPM	16	16	–	–
PLN	Buy	02/04/2014	BNP	5	5	–	–
PLN	Buy	02/05/2014	DEUT	29	29	–	–
PLN	Buy	03/19/2014	GSC	1,380	1,343	–	(37)
PLN	Buy	02/28/2014	JPM	272	265	–	(7)
PLN	Sell	03/19/2014	DEUT	2,787	2,694	93	–
PLN	Sell	03/19/2014	JPM	1,389	1,376	13	–
SEK	Buy	02/04/2014	SSG	19	19	–	–
SEK	Sell	02/03/2014	JPM	12	12	–	–
SGD	Sell	02/05/2014	BOA	34	34	–	–
THB	Buy	03/19/2014	BCLY	923	921	–	(2)
THB	Sell	03/19/2014	BCLY	918	922	–	(4)
THB	Sell	03/19/2014	GSC	1,954	1,909	45	–
TRY	Buy	03/19/2014	BCLY	2,661	2,559	–	(102)
TRY	Buy	02/03/2014	BNP	10	10	–	–
TRY	Sell	03/19/2014	BCLY	355	355	–	–
TRY	Sell	03/19/2014	BCLY	658	659	–	(1)
TRY	Sell	03/19/2014	JPM	1,437	1,443	–	(6)
TRY	Sell	03/19/2014	RBS	5,656	5,099	557	–
ZAR	Buy	03/19/2014	BCLY	1,682	1,653	–	(29)
ZAR	Buy	02/06/2014	BNP	10	10	–	–
ZAR	Buy	02/07/2014	BOA	30	30	–	–
ZAR	Sell	03/19/2014	BCLY	1,580	1,591	–	(11)
ZAR	Sell	03/19/2014	BOA	3,472	3,253	219	–
						$1,239	$(421)

Over-the-Counter Interest Rate Swap Contracts Outstanding at January 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount (a)		Date	Paid	Received	Value ╪	Asset	Liability
BOA	CLICP Camara	1.68% Fixed	CLP	192,050	11/18/16	$–	$–	$(6)	$–	$(6)
BOA	CLICP Camara	2.09% Fixed	CLP	309,625	09/28/17	–	–	(32)	–	(32)
GSC	CLICP Camara	1.59% Fixed	CLP	185,126	11/25/16	–	–	(5)	–	(5)
						$–	$–	$(43)	$–	$(43)

(a)	Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Total Return Swap Contracts Outstanding at January 31, 2014

		Notional	Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
S&P GSCI Agriculture	JPM	$2,968	(0.20)% Fixed	03/31/14	$–	$–	$–	$–	$–
S&P GSCI Agriculture	JPM	844	(0.22)% Fixed	07/31/14	–	–	(11)	–	(11)
S&P GSCI Agriculture	MSC	786	(0.22)% Fixed	03/31/14	–	–	(10)	–	(10)
S&P GSCI Energy	JPM	5,152	(0.09)% Fixed	03/31/14	–	–	–	–	–
S&P GSCI Energy	JPM	433	(0.12)% Fixed	07/31/14	–	–	(9)	–	(9)
S&P GSCI Energy	MSC	651	(0.15)% Fixed	03/31/14	–	–	(13)	–	(13)
S&P GSCI Industrial Metals	JPM	5,552	(0.12)% Fixed	03/31/14	–	–	–	–	–
S&P GSCI Industrial Metals	JPM	681	(0.12)% Fixed	07/31/14	–	–	(29)	–	(29)
S&P GSCI Livestock	MSC	1,042	(0.23)% Fixed	03/31/14	–	–	41	41	–
S&P GSCI Livestock	MSC	602	(0.23)% Fixed	07/31/14	–	–	24	24	–
S&P GSCI Precious Metals	JPM	4,203	(0.12)% Fixed	03/31/14	–	–	106	106	–

9

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Total Return Swap Contracts Outstanding at January 31, 2014 - (continued)

		Notional	Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
S&P GSCI Precious Metals	JPM	$887	(0.20)% Fixed	07/31/14	$–	$–	$22	$22	$–
S&P GSCI Precious Metals	MSC	1,252	(0.20)% Fixed	03/31/14	–	–	32	32	–
					$–	$–	$153	$225	$(72)

(a)	Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Consolidated Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Index Abbreviations:
GSCI	Goldman Sachs Commodity
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
CLICP	Sinacofi Chile Interbank Offered Rate
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

10

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Country
as of January 31, 2014
Percentage of
Country	Net Assets
Australia	4.1%
Austria	0.1
Belgium	0.5
Brazil	3.5
Canada	8.6
Chile	0.0
China	1.5
Denmark	0.0
Egypt	0.0
France	0.7
Germany	0.2
Hong Kong	1.6
India	0.5
Israel	1.4
Italy	0.5
Japan	1.4
Jersey	0.9
Luxembourg	0.4
Mauritius	0.0
Mexico	1.8
Netherlands	0.3
Norway	1.2
Papua New Guinea	0.0
Peru	0.0
Philippines	0.0
Poland	0.8
Portugal	0.5
Russia	0.1
Singapore	0.3
South Africa	1.2
South Korea	1.0
Spain	0.7
Sweden	0.1
Switzerland	0.6
Taiwan	0.1
Thailand	0.5
Turkey	1.1
Ukraine	0.1
United Kingdom	10.1
Zambia	0.0
United States	44.7
Short-Term Investments	10.1
Other Assets and Liabilities	(1.2)
Total	100.0%

Credit Exposure
as of January 31, 2014
Credit Rating *	Percentage of Net Assets
Aa / AA	21.7%
A	0.5
Baa / BBB	4.1
Not Rated	2.7
Non-Debt Securities and Other Short-Term Instruments	72.2
Other Assets and Liabilities	(1.2)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

11

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Agricultural Products	$6,274	$4,532	$1,742	$–
Airport Services	909	–	909	–
Aluminum	1,762	1,085	677	–
Biotechnology	341	96	245	–
Brewers	870	870	–	–
Coal and Consumable Fuels	2,468	2,468	–	–
Commodity Chemicals	1,772	1,772	–	–
Construction and Engineering	4,512	1,937	2,575	–
Construction, Farm Machinery and Heavy Trucks	1,428	647	781	–
Distillers and Vintners	227	–	227	–
Diversified Metals and Mining	38,959	11,131	27,828	–
Diversified Support Services	63	63	–	–
Electric Utilities	8,087	1,931	6,156	–
Electronic Manufacturing Services	635	635	–	–
Fertilizers and Agricultural Chemicals	17,589	13,467	4,122	–
Food Retail	291	95	196	–
Gas Utilities	5,778	1,983	3,795	–
General Merchandise Stores	3	3	–	–
Gold	15,005	12,386	2,619	–
Independent Power Producers and Energy Traders	2,386	849	1,537	–
Industrial Conglomerates	1,194	–	1,194	–
Industrial Machinery	153	153	–	–
Integrated Oil and Gas	56,487	37,963	18,524	–
Integrated Telecommunication Services	1,293	–	1,293	–
Multi-Sector Holdings	1,794	320	1,474	–
Multi-Utilities	6,335	2,450	3,885	–
Oil and Gas Drilling	2,106	2,106	–	–
Oil and Gas Equipment and Services	9,312	9,312	–	–
Oil and Gas Exploration and Production	46,583	31,939	14,644	–
Oil and Gas Refining and Marketing	9,142	9,064	78	–
Oil and Gas Storage and Transportation	10,180	10,180	–	–
Packaged Foods and Meats	4,001	2,521	1,480	–
Paper Products	1,063	679	384	–
Pharmaceuticals	223	223	–	–
Precious Metals and Minerals	4,304	2,553	1,751	–
Railroads	1,418	1,418	–	–
Residential REITs	1,462	1,462	–	–
Semiconductors	2,239	2,239	–	–
Soft Drinks	206	206	–	–
Specialty Chemicals	1,344	21	1,323	–
Steel	15,961	6,919	9,042	–
Water Utilities	3,984	1,084	2,900	–
Wireless Telecommunication Services	1,634	–	1,634	–
Total	291,777	178,762	113,015	–
Exchange Traded Funds	13,146	13,146	–	–
Foreign Goverment Obligations	36,314	–	35,914	400
Preferred Stocks	987	987	–	–
U.S. Government Securities	106,695	11,435	95,260	–
Warrants	127	127	–	–
Short-Term Investments	49,860	–	49,860	–
Total	$498,906	$204,457	$294,049	$400
Foreign Currency Contracts*	1,239	–	1,239	–
Total Return Swaps*	225	–	225	–
Total	$1,464	$–	$1,464	$–

12

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary - (continued)

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Liabilities:
Foreign Currency Contracts*	421	–	421	–
Futures*	115	115	–	–
Interest Rate Swaps*	43	–	43	–
Total Return Swaps*	72	–	72	–
Total	$651	$115	$536	$–

♦	For the three-month period ended January 31, 2014, investments valued at $4,188 were transferred from Level 1 to Level 2, and investments valued at $207 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2014
Assets:
Common Stocks	$26	$—	$(5	)†	$—	$—	$—	$5	$(26)	$—
Foreign Government Obligations	—	—	(4	)‡	—	405	(1)	—	—	400
Total	$26	$—	$(9)		$—	$405	$(1)	$5	$(26)	$400

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(5).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(4).

13

The Hartford Global Research Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9%
	Automobiles and Components - 1.3%
3	Bayerische Motoren Werke (BMW) AG	$285
16	Ford Motor Co.	244
29	Nissan Motor Co., Ltd.	248
4	Toyota Motor Corp.	250
		1,027
	Banks - 9.3%
37	Banco ABC Brasil S.A.	184
15	Banco Bilbao Vizcaya Argentaria S.A.	182
22	Banco Santander Brasil S.A.	102
28	Bangkok Bank Public Co. NVDR	144
7	BNP Paribas	504
12	BS Financial Group, Inc. ●	183
6	Canadian Imperial Bank of Commerce	483
1	Citizens & Northern Corp.	18
10	Concentradora Fibra Hotelera	16
22	Credit Agricole S.A.	295
14	DGB Financial Group, Inc. ●	217
28	DNB ASA	481
6	Erste Group Bank AG	208
7	First National Financial Corp.	135
6	Genworth MI Canada, Inc.	176
1	Gronlandsbanken	92
4	Hana Financial Holdings	137
7	Home Capital Group, Inc.	498
21	HSBC Holdings plc	211
19	Itau Unibanco Banco Multiplo S.A. ADR	232
7	KBC Groep N.V.	432
81	Metropolitan Bank & Trust Co.	135
11	Mizrahi Tefahot Bank Ltd.	136
6	National Bank of Canada	449
3	Shinhan Financial Group Co., Ltd. ●	143
9	Societe Generale Class A	483
27	Spar Nord Bank A/S ●	246
20	SpareBank 1 SR Bank ASA	195
30	Standard Chartered plc	615
253	Turkiye Sinai Kalkinma Bankasi A.S.	191
		7,523
	Capital Goods - 7.7%
1	AGCO Corp.	48
2	Airbus Group N.V.	117
4	AMETEK, Inc.	178
1	Arcam AB ●	46
10	BAE Systems plc	67
10	Balfour Beatty plc	50
2	Boeing Co.	203
1	Brenntag AG	170
1	Carlisle Cos., Inc.	39
2	Caterpillar, Inc.	180
4	Colfax Corp. ●	267
5	Compagnie De Saint-Gobain	253
3	Danaher Corp.	258
1	Dover Corp.	97
2	Eaton Corp. plc	156
21	General Electric Co.	524
7	GrafTech International Ltd. ●	70
2	Honeywell International, Inc.	228
3	IDEX Corp.	192
3	Illinois Tool Works, Inc.	227
2	Ingersoll-Rand plc	145
11	KBR, Inc.	333
1	Lockheed Martin Corp.	153
10	Luxfer Holdings plc	205
1	Moog, Inc. Class A ●	55
1	Northrop Grumman Corp.	75
2	Orbital Sciences Corp. ●	44
3	Pentair Ltd.	250
—	Precision Castparts Corp.	114
1	Raytheon Co.	127
6	Rexel S.A.	164
7	Rolls-Royce Holdings plc	135
5	Russel Metals, Inc.	122
1	Safran S.A.	79
39	Sinopec Engineering (Group) Co., Ltd.	50
3	United Technologies Corp.	313
2	Vallourec S.A.	100
3	Vinci S.A.	217
2	WESCO International, Inc. ●	133
2	Zumbotel AG	51
		6,235
	Commercial and Professional Services - 0.7%
4	ADT (The) Corp.	109
1	Equifax, Inc. ●	91
2	Huron Consulting Group, Inc. ●	136
2	Nielsen Holdings N.V.	72
3	Quintiles Transnational Holdings ●	129
		537
	Consumer Durables and Apparel - 1.9%
1	Adidas AG	130
7	Coway Co., Ltd.	464
2	Fifth & Pacific Cos., Inc. ●	65
3	Lululemon Athletica, Inc. ●	148
1	LVMH Moet Hennessy Louis Vuitton S.A.	189
3	PanaHome Corp.	22
—	Pulte Group, Inc.	4
1	PVH Corp.	140
1	Ralph Lauren Corp.	92
64	Samsonite International S.A.	175
117	Sunny Optical Technology Group	95
		1,524
	Consumer Services - 1.1%
1	Churchill Downs, Inc.	61
24	Domino's Pizza Enterprises Ltd.	333
1	Melia Hotels International S.A.	11
17	MGM China Holdings Ltd.	65
2	Norwegian Cruise Line Holdings Ltd. ●	74
1	Panera Bread Co. Class A ●	107
6	Sands China Ltd.	46
1	Starbucks Corp.	90
—	Starwood Hotels & Resorts, Inc.	32
—	Vail Resorts, Inc.	5
—	Whitbread plc	31
1	Wyndham Worldwide Corp.	36
		891
	Diversified Financials - 3.7%
11	ARA Asset Management ☼	14
104	Asia Sermkij Leasing plc	52
17	Atlas Mara Co-Nvest Ltd. ●	189
1	Avanza Bank Holding Ab	49

1

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Diversified Financials - 3.7% - (continued)
22	CETIP S.A. - Mercados Organizado	$208
65	Challenger Financial Services Group Ltd.	341
8	Citigroup, Inc.	368
11	EFG International AG ●	166
23	ING Groep N.V. ●	304
6	JP Morgan Chase & Co.	325
10	Julius Baer Group Ltd.	465
23	Mitsubishi UFJ Lease & Finance Co., Ltd.	121
4	Santander Consumer USA Holdings, Inc. ●	95
14	UBS AG	270
		2,967
	Energy - 8.4%
2	Anadarko Petroleum Corp.	156
2	Apache Corp.	166
4	Athlon Energy, Inc. ●	111
74	Beach Energy Ltd.	93
26	BG Group plc	431
46	BP plc	364
5	BP plc ADR	224
24	Buru Energy Ltd. ●	39
20	Cairn Energy plc ●	71
3	Canadian Natural Resources Ltd. ADR	91
4	Chevron Corp.	413
37	CNOOC Ltd.	57
5	Cobalt International Energy, Inc. ●	85
3	Consol Energy, Inc.	122
1	Dril-Quip, Inc. ●	63
7	Enbridge, Inc.	311
5	EnCana Corp. ADR	95
1	EOG Resources, Inc.	215
3	Eurasia Drilling Co., Ltd. §	88
3	Exxon Mobil Corp.	289
8	Galp Energia SGPS S.A.	116
4	Halliburton Co.	177
5	Imperial Oil Ltd.	202
11	Karoon Gas Australia Ltd. ●	32
38	Kunlun Energy Co., Ltd.	62
1	Marathon Petroleum Corp.	106
5	MEG Energy Corp. ●	146
1	National Oilwell Varco, Inc.	88
103	New Standard Energy Ltd. ●	15
15	Oil Search Ltd.	103
20	Ophilr Energy plc ●	94
8	Patterson-UTI Energy, Inc.	214
108	PetroChina Co., Ltd.	104
10	Petroleo Brasileiro S.A. ADR	107
3	Phillips 66	251
1	Pioneer Natural Resources Co.	242
35	Polskie Gornictwo Naftowe I	51
6	Reliance Industries Ltd.	82
4	Repsol S.A.	98
2	Royal Dutch Shell plc	76
5	Santos Ltd.	64
1	Schlumberger Ltd.	104
3	Southwestern Energy Co. ●	130
6	Statoil ASA	152
3	Superior Energy Services, Inc.	71
—	Technip S.A.	36
2	Tourmaline Oil Corp. ●	80
13	Trican Well Service Ltd.	145
7	Tullow Oil plc	95
5	Western Energy Services Corp	36
		6,763
	Food and Staples Retailing - 1.6%
7	Carrefour S.A.	225
3	Costco Wholesale Corp.	316
1	CVS Caremark Corp.	100
6	Seven & I Holdings Co., Ltd.	230
3	Walgreen Co.	146
8	Woolworths Ltd.	246
		1,263
	Food, Beverage and Tobacco - 7.9%
11	Altria Group, Inc.	378
10	Anheuser-Busch InBev N.V.	988
6	British American Tobacco plc	293
33	Diageo Capital plc	988
11	Hillshire (The) Brands Co.	391
9	Imperial Tobacco Group plc	324
4	Ingredion, Inc.	243
46	ITC Ltd.	238
3	Kraft Foods Group, Inc.	144
11	Lorillard, Inc.	518
31	Mondelez International, Inc.	1,002
3	Monster Beverage Corp. ●	183
6	New Britain Palm Oil Ltd.	33
2	Philip Morris International, Inc.	132
78	Treasury Wine Estates Ltd.	249
4	Unilever N.V.	138
3	United Spirits Ltd.	101
		6,343
	Health Care Equipment and Services - 3.3%
2	Abbott Laboratories	64
1	Aetna, Inc.	89
3	Al Noor Hospitals Group ●	39
8	Boston Scientific Corp. ●	113
1	Cardinal Health, Inc.	101
1	Cie Generale d'Optique Essilor International S.A.	72
2	CIGNA Corp.	162
1	Community Health Systems, Inc. ●	26
3	Covidien plc	208
1	Envision Healthcare Holdings ●	44
1	Express Scripts Holding Co. ●	90
4	HCA Holdings, Inc. ●	210
1	Hologic, Inc. ●	22
—	M3, Inc.	135
2	McKesson Corp.	303
3	Medtronic, Inc.	179
7	NMC Health plc	58
3	Olympus Corp.	77
34	Phoenix Healthcare Group Co., Ltd. ●	55
6	Smith & Nephew plc	90
1	St. Jude Medical, Inc.	88
2	Stryker Corp.	132
—	Sysmex Corp.	17
2	UnitedHealth Group, Inc.	169
—	Universal Health Services, Inc. Class B	5

2

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Health Care Equipment and Services - 3.3% - (continued)
1	Zimmer Holdings, Inc.	$114
		2,662
	Household and Personal Products - 0.6%
2	Beiersdorf AG	236
3	Colgate-Palmolive Co.	168
—	Coty, Inc.	5
31	Jyothy Laboratories Ltd.	108
		517
	Insurance - 2.7%
3	ACE Ltd.	235
4	Ageas	172
15	AXA S.A.	405
18	Delta Lloyd N.V.	462
73	Direct Line Insurance Group plc	315
7	Sony Financial Holdings, Inc.	115
20	Storebrand ASA	118
12	XL Group plc	353
		2,175
	Materials - 4.7%
2	Akzo Nobel N.V.	148
2	Allegheny Technologies, Inc.	71
4	Anglo American plc	90
3	ArcelorMittal ADR	51
4	Asahi Kasei Corp.	28
10	AuRico Gold, Inc.	47
5	AZ Electronic Materials S.A.	34
3	Ball Corp.	140
3	Billerud	33
2	Boise Cascade Co. ●	59
1	Cabot Corp.	47
1	Celanese Corp.	55
68	China Shanshui Cement Group	22
4	Constellium N.V. ●	116
2	Crown Holdings, Inc. ●	87
8	Detour Gold Corp. ●	51
5	Dow Chemical Co.	210
9	EcoSynthetix, Inc. ●	22
61	Fosun International	66
11	Graphic Packaging Holding Co. ●	104
2	HeidelbergCement AG	135
133	Huabao International Holdings Ltd.	67
2	International Paper Co.	99
5	JSR Corp.	83
3	Lafarge S.A.	196
1	Lanxess	67
2	Louisiana-Pacific Corp. ●	38
2	LyondellBasell Industries Class A	171
1	MeadWestvaco Corp.	19
2	Methanex Corp. ADR	118
6	Mitsubishi Chemical Holdings	27
483	Mongolian Mining Corp. ●	52
2	Monsanto Co.	162
1	Mosaic Co.	27
15	Nine Dragons Paper Holdings	13
3	Nippon Shokubai Co., Ltd.	29
8	NuFarm Ltd.	27
6	Omnova Solutions, Inc. ●	50
3	Owens-Illinois, Inc. ●	82
51	Platinum Group Metals Ltd. ●	60
1	Posco ADR	71
6	Rexam plc	46
2	Rio Tinto plc	107
1	Sherwin-Williams Co.	93
1	Shin-Etsu Chemical Co., Ltd.	56
4	Smurfit Kappa Group plc	94
10	Synthomer plc	44
2	Tikkurila Oyj	52
8	Ube Industries Ltd.	16
1	Umicore S.A.	58
5	Universal Stainless & Alloy Products, Inc. ●	156
—	Westlake Chemical Corp.	34
		3,830
	Media - 4.8%
10	British Sky Broadcasting Group plc	149
2	Charter Communications, Inc. ●	217
5	Comcast Corp. Class A	261
3	Comcast Corp. Special Class A	172
3	CyberAgent, Inc.	126
2	Dentsu, Inc.	96
4	DirecTV ●	295
2	DreamWorks Animation SKG, Inc. ●	84
2	Fuji Media Holdings, Inc.	37
7	Havas S.A.	56
1	Imax Corp. ●	26
6	Interpublic Group of Cos., Inc.	98
1	Liberty Global plc ●	101
18	Megacable Holdings - CPO	66
10	Pandora Media, Inc. ●	368
10	Reed Elsevier Capital, Inc.	142
4	SES Global	136
4	SES Global S.A.	124
2	Thomson Reuters Corp.	90
2	Time Warner Cable, Inc.	271
4	Time Warner, Inc.	251
3	TV Asahi Corp.	55
9	TVA S.A.	45
6	United Business Media Ltd.	67
8	Walt Disney Co.	562
		3,895
	Pharmaceuticals, Biotechnology and Life Sciences - 7.5%
1	Acorda Therapeutics, Inc. ●	32
1	Actavis plc ●	160
1	Actelion Ltd.	53
1	Agilent Technologies, Inc.	56
4	Alkermes plc ●	200
3	Almirall S.A.	43
1	Alnylam Pharmaceuticals, Inc. ●	62
17	Arena Pharmaceuticals, Inc. ●	106
1	Astellas Pharma, Inc.	86
4	AstraZeneca plc ADR	274
2	Auxilium Pharmaceuticals, Inc. ●	49
1	Biogen Idec, Inc. ●	181
11	Bristol-Myers Squibb Co.	565
1	Celgene Corp. ●	131
1	Covance, Inc. ●	69
1	Cubist Pharmaceuticals, Inc. ●	59
6	Daiichi Sankyo Co., Ltd.	97
2	Eisai Co., Ltd.	86

3

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 7.5% - (continued)
7	Eli Lilly & Co.	$376
12	Exelixis, Inc. ●	79
5	Forest Laboratories, Inc. ●	322
5	Gilead Sciences, Inc. ●	404
2	H. Lundbeck A/S	46
1	Hospira, Inc. ●	26
2	Immunogen, Inc. ●	24
1	Incyte Corp. ●	89
4	Ironwood Pharmaceuticals, Inc. ●	54
2	Johnson & Johnson	148
3	Medicines Co. ●	94
9	Merck & Co., Inc.	467
2	Mylan, Inc. ●	77
5	NPS Pharmaceuticals, Inc. ●	173
1	Ono Pharmaceutical Co., Ltd.	55
1	Regeneron Pharmaceuticals, Inc. ●	394
1	Roche Holding AG	138
—	Salix Pharmaceuticals Ltd. ●	20
1	Seattle Genetics, Inc. ●	66
9	Shionogi & Co., Ltd.	178
6	Teva Pharmaceutical Industries Ltd. ADR	280
2	UCB S.A.	127
1	Vertex Pharmaceuticals, Inc. ●	95
		6,041
	Real Estate - 2.2%
—	Alexander & Baldwin, Inc.	16
1	Alstria Office REIT AG	7
1	American Assets Trust, Inc. REIT	22
—	American Tower Corp. REIT	29
—	AvalonBay Communities, Inc. REIT	50
17	Ayala Land, Inc.	10
16	Beni Stabili S.p.A.	12
3	Big Yellow Group REIT	27
—	Boston Properties, Inc. REIT	39
—	Camden Property Trust REIT	16
3	Cheung Kong Holdings Ltd.	41
6	Corporacion Inmobiliaria Vesta S. de RL de C.V.	11
2	Cousins Properties, Inc. REIT	18
—	Daito Trust Construction Co., Ltd.	38
1	DDR Corp. REIT	20
1	Derwent London plc REIT	41
1	Deutsche Annington Immobile ●	21
1	Deutsche Wohnen A.G.	9
22	Dexus Property Group REIT	19
1	Douglas Emmett, Inc. REIT	36
—	EastGroup Properties, Inc. REIT	22
1	Equity Lifestyle Properties, Inc. REIT	29
—	Essex Property Trust, Inc. REIT	56
2	EuroBank Properties REIT ●	22
—	Extra Space Storage, Inc. REIT	17
2	Fastighets AB Balder ●	24
—	Federal Realty Investment Trust REIT	16
1	First Industrial Realty Trust, Inc. REIT	20
2	Forest City Enterprises, Inc. REIT ●	34
1	Gagfah S.A. ●	19
3	General Growth Properties, Inc. REIT	58
9	Goodman Group REIT	36
2	Hammerson plc REIT	21
1	Health Care, Inc. REIT	51
6	Hibernia REIT ●	10
1	Host Hotels & Resorts, Inc. REIT	11
7	Hysan Development Co., Ltd.	29
—	Industrial & Infrastructure Fund Investment Corp. REIT	41
1	Kennedy-Wilson Holdings, Inc.	16
—	Kilroy Realty Corp. REIT	13
2	Land Securities Group plc REIT	42
3	Link (The) REIT	13
4	Londonmetric Property plc	9
21	Mirvac Group REIT	30
2	Mitsubishi Estate Co., Ltd.	49
2	Mitsui Fudosan Co., Ltd.	78
—	Orix Jreit Inc	23
—	Public Storage REIT	52
1	Retail Opportunity Investments Corp. REIT	10
1	RLJ Lodging Trust REIT	22
43	Robinsons Land Corp.	19
1	Simon Property Group, Inc. REIT	82
—	SL Green Realty Corp. REIT	38
8	Stockland REIT	27
2	Sun Hung Kai Properties Ltd.	28
—	Taubman Centers, Inc. REIT	21
1	UDR, Inc. REIT	12
—	Unibail Rodamco REIT	65
4	Unite Group plc	24
—	Wereldhave N.V. REIT	8
3	Westfield Group REIT	27
1	Weyerhaeuser Co. REIT	15
1	Wihlborgs Fastigheter A.B.	22
		1,743
	Retailing - 6.3%
3	Amazon.com, Inc. ●	1,068
—	AutoZone, Inc. ●	196
8	Carphone Warehouse Group plc	38
37	Dick Smith Holdings Ltd. ●	72
4	Dollar Tree, Inc. ●	190
2	DSW, Inc.	62
3	Five Below, Inc. ●	106
3	GNC Holdings, Inc.	136
569	GOME Electrical Appliances Holdings Ltd.	99
6	Hennes & Mauritz Ab	237
2	HSN, Inc.	115
97	Intime Retail Group Co., Ltd.	97
11	Lowe's Cos., Inc.	514
28	Marks & Spencer Group plc	215
10	Moncler S.p.A. ●	182
1	Netflix, Inc. ●	210
1	PetSmart, Inc.	80
4	Pier 1 Imports, Inc.	82
—	Priceline.com, Inc. ●	332
19	Rakuten, Inc.	315
2	Ross Stores, Inc.	163
3	TJX Cos., Inc.	198
1	TripAdvisor, Inc. ●	95
4	Tuesday Morning Corp. ●	51
11	World Duty Free S.p.A. ●	156

4

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Retailing - 6.3% - (continued)
3	Zale Corp. ●	$51
		5,060
	Semiconductors and Semiconductor Equipment - 1.4%
4	ASM Pacific Technology Ltd.	38
3	Broadcom Corp. Class A	89
4	First Solar, Inc. ●	210
1	Freescale Semiconductor Holdings Ltd. ●	13
4	Hynix Semiconductor, Inc. ●	138
1	International Rectifier Corp. ●	22
2	Maxim Integrated Products, Inc.	52
1	Montage Technology Group Ltd. ●	22
10	NXP Semiconductors N.V. ●	477
1	Silicon Laboratories, Inc. ●	52
16	Taiwan Semiconductor Manufacturing Co., Ltd.	56
		1,169
	Software and Services - 8.1%
3	Accenture plc	269
7	Activision Blizzard, Inc. ‡	121
4	Akamai Technologies, Inc. ●	176
1	Alliance Data Systems Corp. ●	202
4	Autodesk, Inc. ●	192
2	Automatic Data Processing, Inc.	141
—	Baidu, Inc. ADR ●	52
1	CACI International, Inc. Class A ●	42
6	Cadence Design Systems, Inc. ●	87
3	Cognizant Technology Solutions Corp. ●	324
7	Dropbox, Inc. ⌂●†	121
8	eBay, Inc. ●	417
8	Facebook, Inc. ●	497
7	FireEye, Inc. ⌂●†	527
7	Genpact Ltd. ●	114
1	Google, Inc. ●	1,229
3	Heartland Payment Systems, Inc.	112
21	Higher One Holdings, Inc. ●	166
1	LinkedIn Corp. Class A ●	169
5	Mavenir Systems, Inc. ●	63
2	Micros Systems, Inc. ●	111
4	Microsoft Corp.	163
3	Oracle Corp.	114
3	Salesforce.com, Inc. ●	200
4	Sumisho Computer Systems Corp.	118
2	Tencent Holdings Ltd.	123
2	Visa, Inc.	379
—	WEX, Inc. ●	35
7	Yahoo!, Inc. ●	256
		6,520
	Technology Hardware and Equipment - 2.2%
24	AAC Technologies Holdings, Inc.	101
14	Advantech Co., Ltd.	85
1	Allegion plc ●	41
6	Aruba Networks, Inc. ●	116
10	Delta Electronics, Inc.	54
2	F5 Networks, Inc. ●	190
7	Juniper Networks, Inc. ●	177
1	National Instruments Corp.	19
3	Palo Alto Networks, Inc. ●	159
—	QIWI plc ADR	9
9	Qualcomm, Inc.	677
1	Rogers Corp. ●	74
1	Stratasys Ltd. ●	92
		1,794
	Telecommunication Services - 2.6%
27	Axiata Group Berhad	53
1	BCE, Inc.	57
50	Bezeq Israeli Telecommunication Corp., Ltd.	77
11	Bharti Airtel Ltd.	55
13	China Mobile Ltd.	127
4	Deutsche Telekom AG	57
3	Elisa Oyj	78
11	Hellenic Telecommunications Organization S.A.	157
21	Idea Cellular Ltd.	47
4	Intelsat S.A. ●	74
1	KDDI Corp.	77
19	Koninklijke (Royal) KPN N.V.	71
3	Nippon Telegraph & Telephone Corp. ADR	91
1	Philippine Long Distance Telephone Co. ADR	50
258	Safaricom Ltd.	33
2	SK Telecom Co., Ltd. ADR	54
—	Swisscom AG	98
9	Telefonica Deutschland Holdings	72
5	Telefonica S.A.	79
6	Telenor ASA	130
8	Telia Ab	58
2	Telus Corp.	62
4	T-Mobile US, Inc.	108
6	Turkcell Iletisim Hizmetleri A.S. ADR ●	69
82	Vodafone Group plc	303
		2,137
	Transportation - 3.3%
19	Air France ●	217
682	AirAsia Berhad	461
10	American Airlines Group, Inc. ●	335
1	Avianca Holdings S.A. ADR ●	22
8	Covenant Transport ●	72
2	DSV A/S	76
3	FedEx Corp.	339
—	Flughafen Zuerich AG	133
1	Genesee & Wyoming, Inc. Class A ●	130
2	J.B. Hunt Transport Services, Inc.	184
2	Kansas City Southern	179
—	Norbert Dentressangle S.A.	48
11	United Continental Holdings, Inc. ●	498
		2,694
	Utilities - 3.6%
2	Alliant Energy Corp.	101
15	Cheung Kong Infrastructure Holdings Ltd.	88
8	Cia de Saneamento Basico do Estado de Sao Paulo	73
2	Dominion Resources, Inc.	160
3	Duke Energy Corp.	221
6	E.On SE	115
2	Endesa S.A.	71
38	Enel Green Power S.p.A.	95
4	ENN Energy Holdings Ltd.	24
6	GDF Suez	126
141	Guangdong Investment Ltd.	130

5

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Utilities - 3.6% - (continued)
9	Iberdrola S.A.	$57
15	National Grid plc	198
5	NextEra Energy, Inc.	464
3	Northeast Utilities	148
4	NRG Yield, Inc.	148
5	OGE Energy Corp.	169
15	Osaka Gas Co., Ltd.	61
3	Pattern Energy Group, Inc.	93
1	PG&E Corp.	46
13	Snam S.p.A.	70
7	Suez Environment S.A.	132
15	Tokyo Gas Co., Ltd.	73
		2,863
	Total common stocks
	(cost $67,957)	$78,173

PREFERRED STOCKS - 0.5%
	Automobiles and Components - 0.4%
1	Volkswagen AG N.V.	$335

	Utilities - 0.1%
4	Cia Paranaense de Energie	45

	Total preferred stocks
	(cost $328)	$380

WARRANTS - 0.0%
	Diversified Financials - 0.0%
17	Atlas Mara Co-Nvest Ltd. †	$10

	Total warrants
	(cost $–)	$10

EXCHANGE TRADED FUNDS - 0.3%
	Other Investment Pools and Funds - 0.3%
4	Industrial Select Sector SPDR Fund	$208

	Total exchange traded funds
	(cost $204)	$208

	Total long-term investments
	(cost $68,489)	$78,771

SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreements - 1.9%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $209, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $213)
$209	0.02%, 1/31/2014	$209
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $69,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $70)
69	0.02%, 1/31/2014	69
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $180, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $183)
180	0.03%, 1/31/2014	180
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $190, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $194)
190	0.02%, 1/31/2014	190
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $418,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
	0.25% - 3.75%, 2015 - 2023, value of $426)
418	0.02%, 1/31/2014	418
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $56, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $57)
56	0.03%, 1/31/2014	56
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $46, collateralized by U.S. Treasury Note 2.63%, 2014, value of $47)
46	0.02%, 1/31/2014	46
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$397, collateralized by FFCB 0.14%, 2015,
FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $405)
397	0.03%, 1/31/2014	397

6

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.9% - (continued)
Repurchase Agreements - 1.9% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $4, collateralized by U.S. Treasury Note 2.38%, 2015, value of $4)
$4	0.01%, 1/31/2014		$4
			1,569
	Total short-term investments
	(cost $1,569)		$1,569

	Total investments
	(cost $70,058) ▲	99.6%	$80,340
	Other assets and liabilities	0.4%	320
	Total net assets	100.0%	$80,660

7

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $71,053 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,254
Unrealized Depreciation	(2,967)
Net Unrealized Appreciation	$9,287

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $658, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $88, which represents 0.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	7	Dropbox, Inc.	$64
12/2012	7	FireEye, Inc.	78

At January 31, 2014, the aggregate value of these securities was $648, which represents 0.8% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/04/2014	BOA	$1	$1	$–	$–
AUD	Buy	02/05/2014	BOA	85	85	–	–
AUD	Buy	02/03/2014	MSC	1	1	–	–
CAD	Buy	02/04/2014	CSFB	–	–	–	–
CHF	Sell	02/03/2014	JPM	6	6	–	–
EUR	Buy	02/03/2014	BNP	58	57	–	(1)
EUR	Buy	02/05/2014	SSG	51	51	–	–
EUR	Sell	02/04/2014	BNP	21	21	–	–
EUR	Sell	02/05/2014	SSG	14	14	–	–
GBP	Buy	02/04/2014	JPM	123	123	–	–
GBP	Sell	02/03/2014	GSC	29	28	1	–
HKD	Sell	02/04/2014	NAB	5	5	–	–
JPY	Buy	02/05/2014	BOA	7	7	–	–
JPY	Sell	02/04/2014	BOA	11	11	–	–
JPY	Sell	02/05/2014	BOA	118	119	–	(1)

8

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Sell	03/20/2014	DEUT	$146	$147	$–	$(1)
JPY	Sell	02/03/2014	MSC	6	6	–	–
SGD	Buy	02/05/2014	BOA	1	1	–	–
						$1	$(3)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

Diversification by Country
as of January 31, 2014
Percentage of
Country	Net Assets
Australia	2.2%
Austria	0.3
Belgium	2.2
Brazil	1.2
British Virgin Islands	0.3
Canada	4.5
Cayman Islands	0.1
China	1.2
Cyprus	0.0
Denmark	0.6
Finland	0.2
France	4.8
Germany	2.1
Greece	0.2
Hong Kong	1.2
India	0.8
Ireland	0.2
Israel	0.6
Italy	0.6
Japan	4.0
Kenya	0.0
Luxembourg	0.6
Malaysia	0.6
Mexico	0.1
Netherlands	2.4
Norway	1.3
Panama	0.0
Papua New Guinea	0.0
Philippines	0.3
Poland	0.1
Portugal	0.2
Singapore	0.0
South Korea	1.8
Spain	0.7
Sweden	0.6
Switzerland	1.6
Taiwan	0.2
Thailand	0.3
Turkey	0.3
United Kingdom	8.2
United States	51.1
Short-Term Investments	1.9
Other Assets and Liabilities	0.4
Total	100.0%

9

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,027	$244	$783	$–
Banks	7,523	2,293	5,230	–
Capital Goods	6,235	4,900	1,335	–
Commercial and Professional Services	537	537	–	–
Consumer Durables and Apparel	1,524	449	1,075	–
Consumer Services	891	405	486	–
Diversified Financials	2,967	1,185	1,782	–
Energy	6,763	4,543	2,220	–
Food and Staples Retailing	1,263	562	701	–
Food, Beverage and Tobacco	6,343	3,024	3,319	–
Health Care Equipment and Services	2,662	2,271	391	–
Household and Personal Products	517	173	344	–
Insurance	2,175	588	1,587	–
Materials	3,830	2,240	1,590	–
Media	3,895	3,147	748	–
Pharmaceuticals, Biotechnology and Life Sciences	6,041	5,132	909	–
Real Estate	1,743	933	810	–
Retailing	5,060	4,059	1,001	–
Semiconductors and Semiconductor Equipment	1,169	937	232	–
Software and Services	6,520	5,631	241	648
Technology Hardware and Equipment	1,794	1,554	240	–
Telecommunication Services	2,137	565	1,572	–
Transportation	2,694	1,807	887	–
Utilities	2,863	1,623	1,240	–
Total	78,173	48,802	28,723	648
Exchange Traded Funds	208	208	–	–
Preferred Stocks	380	45	335	–
Warrants	10	10	–	–
Short-Term Investments	1,569	–	1,569	–
Total	$80,340	$49,065	$30,627	$648
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts*	3	–	3	–
Total	$3	$–	$3	$–

♦	For the three-month period ended January 31, 2014, investments valued at $514 were transferred from Level 1 to Level 2, and investments valued at $195 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

10

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Common Stocks	$340	$—	$308	*	$—	$—	$—	$—	$—	$648
Total	$340	$—	$308		$—	$—	$—	$—	$—	$648

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $308.

11

The Hartford Growth Allocation Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.0%
Alternative Strategy Funds - 10.1%
5,902	Hartford Real Total Return Fund, Class Y●		$61,025
3,230	The Hartford Alternative Strategies Fund, Class Y		32,072
			93,097
	Total alternative strategy funds
	(cost $94,178)		$93,097

Domestic Equity Funds - 41.5%
2,344	The Hartford Capital Appreciation Fund, Class Y		$115,135
7,885	The Hartford Dividend and Growth Fund, Class Y		193,744
2,281	The Hartford MidCap Value Fund, Class Y		37,155
1,393	The Hartford Small Company Fund, Class Y		36,927
			382,961
	Total domestic equity funds
	(cost $293,591)		$382,961

International/Global Equity Funds - 38.4%
11,081	The Hartford Emerging Markets Research Fund, Class Y		$92,750
11,177	The Hartford International Opportunities Fund, Class Y		192,133
3,859	The Hartford International Small Company Fund, Class Y		68,962
			353,845
	Total international/global equity funds
	(cost $303,384)		$353,845

Taxable Fixed Income Funds - 7.0%
7,089	The Hartford Strategic Income Fund, Class Y		$64,508

	Total taxable fixed income fund
	(cost $66,066)		$64,508

	Total investments in affiliated investment companies
	(cost $757,219)		$894,411

EXCHANGE TRADED FUNDS - 3.0%
1,112	Powershares DB Commodity Index Tracking Fund		$27,657

	Total exchange traded funds
	(cost $25,913)		$27,657

	Total long-term investments
	(cost $783,132)		$922,068

	Total investments
	(cost $783,132) ▲	100.0%	$922,068
	Other assets and liabilities	—%	(363)
	Total net assets	100.0%	$921,705

1

The Hartford Growth Allocation Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $790,482 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$134,226
Unrealized Depreciation	(2,640)
Net Unrealized Appreciation	$131,586

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$894,411	$894,411	$–	$–
Exchange Traded Funds	27,657	27,657	–	–
Total	$922,068	$922,068	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments
as of January 31, 2014
Fund Name	Percentage of Net Assets
Hartford Real Total Return Fund, Class Y	6.6%
Powershares DB Commodity Index Tracking Fund	3.0
The Hartford Alternative Strategies Fund, Class Y	3.5
The Hartford Capital Appreciation Fund, Class Y	12.5
The Hartford Dividend and Growth Fund, Class Y	21.0
The Hartford Emerging Markets Research Fund, Class Y	10.1
The Hartford International Opportunities Fund, Class Y	20.8
The Hartford International Small Company Fund, Class Y	7.5
The Hartford MidCap Value Fund, Class Y	4.0
The Hartford Small Company Fund, Class Y	4.0
The Hartford Strategic Income Fund, Class Y	7.0
Other Assets and Liabilities	0.0
Total	100.0%

2

The Hartford Healthcare Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.0%
	Biotechnology - 24.1%
58	Acorda Therapeutics, Inc. ●	$1,708
385	Alkermes plc ●	18,737
114	Alnylam Pharmaceuticals, Inc. ●	9,537
368	Anacor Pharmaceuticals, Inc. ●	7,014
1,076	Arena Pharmaceuticals, Inc. ●	6,824
577	BioCryst Pharmaceuticals, Inc. ●	5,881
21	Biogen Idec, Inc. ●	6,695
66	Cubist Pharmaceuticals, Inc. ●	4,791
727	Exelixis, Inc. ●	5,000
567	Gilead Sciences, Inc. ●	45,750
281	Glycomimetics, Inc. ●	2,798
140	Incyte Corp. ●	9,195
120	Innate Pharma S.A. ●	1,138
213	Ironwood Pharmaceuticals, Inc. ●	2,960
417	NPS Pharmaceuticals, Inc. ●	14,909
23	Puma Biotechnology, Inc. ●	2,764
71	Regeneron Pharmaceuticals, Inc. ●	20,357
605	Rigel Pharmaceuticals, Inc. ●	1,834
100	Seattle Genetics, Inc. ●	4,503
202	Tesaro, Inc. ●	6,365
277	Tetraphase Pharmaceuticals, Inc. ●	4,297
53	Trevena Inc ●	346
4	Ultragenyx Pharmaceutical Inc ●	169
77	Vertex Pharmaceuticals, Inc. ●	6,116
		189,688
	Drug Retail - 3.0%
192	CVS Caremark Corp.	12,981
189	Walgreen Co.	10,856
		23,837
	Health Care Distributors - 5.6%
217	Cardinal Health, Inc.	14,779
166	McKesson Corp.	28,884
		43,663
	Health Care Equipment - 16.9%
339	Abbott Laboratories	12,420
1,072	Boston Scientific Corp. ●	14,500
337	Covidien plc	22,997
290	Globus Medical, Inc. ●	6,796
61	Heartware International, Inc. ●	6,005
103	Hologic, Inc. ●	2,202
293	Medtronic, Inc.	16,595
247	Orthofix International N.V. ●	5,072
193	St. Jude Medical, Inc.	11,727
151	Stryker Corp.	11,694
326	Tornier N.V. ●	5,923
230	Volcano Corp. ●	4,828
135	Zimmer Holdings, Inc.	12,639
		133,398
	Health Care Facilities - 4.2%
92	Community Health Systems, Inc. ●	3,797
313	HCA Holdings, Inc. ●	15,755
589	NMC Health plc	4,724
2,954	Phoenix Healthcare Group Co., Ltd. ●	4,877
45	Universal Health Services, Inc. Class B	3,691
		32,844
	Health Care Services - 1.9%
236	Al Noor Hospitals Group ●	3,260
117	Envision Healthcare Holdings ●	3,852
109	Express Scripts Holding Co. ●	8,119
		15,231
	Health Care Supplies - 0.6%
103	Dentsply International, Inc.	4,760

	Health Care Technology - 0.2%
98	Allscripts Healthcare Solutions, Inc. ●	1,626

	Life Sciences Tools and Services - 2.2%
121	Agilent Technologies, Inc.	7,042
64	Covance, Inc. ●	6,052
50	MorphoSys AG ●	4,350
		17,444
	Managed Health Care - 7.2%
220	Aetna, Inc.	15,005
171	CIGNA Corp.	14,758
178	Qualicorp S.A. ●	1,513
352	UnitedHealth Group, Inc.	25,439
		56,715
	Pharmaceuticals - 27.6%
90	Actavis plc ●	17,076
236	Aerie Pharmaceuticals, Inc. ●	4,360
94	Almirall S.A.	1,501
226	AstraZeneca plc ADR	14,370
879	Bristol-Myers Squibb Co.	43,929
154	Cadence Pharmaceuticals, Inc. ●	1,689
321	Daiichi Sankyo Co., Ltd.	5,350
89	Dr. Reddy's Laboratories Ltd. ADR	3,720
129	Eisai Co., Ltd.	4,938
244	Eli Lilly & Co.	13,178
335	Forest Laboratories, Inc. ●	22,243
59	H. Lundbeck A/S	1,463
87	Hospira, Inc. ●	3,820
92	Johnson & Johnson	8,130
229	Medicines Co. ●	7,953
259	Merck & Co., Inc.	13,730
235	Mylan, Inc. ●	10,690
37	Ono Pharmaceutical Co., Ltd.	3,181
23	Salix Pharmaceuticals Ltd. ●	2,249
493	Shionogi & Co., Ltd.	10,040
323	Teva Pharmaceutical Industries Ltd. ADR	14,408
110	UCB S.A.	7,775
295	Xenoport, Inc. ●	1,698
		217,491
	Research and Consulting Services - 1.5%
250	Quintiles Transnational Holdings ●	11,884

	Total common stocks
	(cost $503,920)	$748,581

	Total long-term investments
	(cost $503,920)	$748,581

1

The Hartford Healthcare Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 5.3%
	Repurchase Agreements - 5.3%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $5,565, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $5,676)
$5,565	0.02%, 1/31/2014		$5,565
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,836,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $1,873)
1,836	0.02%, 1/31/2014		1,836
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $4,782, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $4,878)
4,782	0.03%, 1/31/2014		4,782
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $5,066, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $5,167)
5,065	0.02%, 1/31/2014		5,065
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $11,124,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$11,346)
11,124	0.02%, 1/31/2014		11,124
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,478, collateralized by
FHLMC 3.00% - 5.50%, 2019 - 2043,
FNMA 3.00% - 6.50%, 2021 - 2043,
GNMA 3.00% - 6.00%, 2037 - 2053, value
	of $1,508)
1,478	0.03%, 1/31/2014		1,478
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $1,236, collateralized by U.S. Treasury Note 2.63%, 2014, value of $1,261)
1,236	0.02%, 1/31/2014		1,236
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$10,561, collateralized by FFCB 0.14%,
2015, FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $10,772)
10,561	0.03%, 1/31/2014		10,561
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $97, collateralized by U.S. Treasury Note 2.38%, 2015, value of $99)
97	0.01%, 1/31/2014		97
			41,744
	Total short-term investments
	(cost $41,744)		$41,744

	Total investments
	(cost $545,664) ▲	100.3%	$790,325
	Other assets and liabilities	(0.3)%	(2,680)
	Total net assets	100.0%	$787,645

2

The Hartford Healthcare Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $551,292 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$253,381
Unrealized Depreciation	(14,348)
Net Unrealized Appreciation	$239,033

●	Non-income producing.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	02/04/2014	BNP	$54	$54	$–	$–
EUR	Sell	02/03/2014	GSC	68	67	1	–
EUR	Sell	02/05/2014	SSG	85	85	–	–
JPY	Sell	03/20/2014	DEUT	11,463	11,551	–	(88)
						$1	$(88)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	EURO
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Staples	3.0%
Health Care	90.5
Industrials	1.5
Total	95.0%
Short-Term Investments	5.3
Other Assets and Liabilities	(0.3)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

The Hartford Healthcare Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$748,581	$708,845	$39,736	$–
Short-Term Investments	41,744	–	41,744	–
Total	$790,325	$708,845	$81,480	$–
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts *	88	–	88	–
Total	$88	$–	$88	$–

♦	For the three-month period ended January 31, 2014, investments valued at $1,243 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

The Hartford High Yield Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	Soundview NIM Trust
$920	0.00%, 12/25/2036 ■●	$—

	Total asset & commercial mortgage backed securities
	(cost $916)	$—

CORPORATE BONDS - 89.1%
	Administrative Waste Management and Remediation - 1.1%
	Casella Waste Systems, Inc.
$1,770	7.75%, 02/15/2019	$1,814
	Servicemaster Co.
3,000	7.00%, 08/15/2020	3,038
		4,852
	Arts, Entertainment and Recreation - 8.1%
	AMC Entertainment, Inc.
3,811	8.75%, 06/01/2019	4,059
1,764	9.75%, 12/01/2020	2,024
	Carlson Wagonlit B.V.
936	6.88%, 06/15/2019 ■	977
	CCO Holdings LLC
2,920	7.38%, 06/01/2020	3,176
780	8.13%, 04/30/2020	848
	Emdeon, Inc.
1,625	11.00%, 12/31/2019	1,871
	Gannett Co., Inc.
4,630	5.13%, 10/15/2019 ■	4,780
	GLP Capital L.P./Finance II
360	4.38%, 11/01/2018 ■	369
1,510	4.88%, 11/01/2020 ■	1,529
350	5.38%, 11/01/2023 ■	346
	Gray Television, Inc.
4,625	7.50%, 10/01/2020	4,937
	Greektown Superholdings, Inc.
2,840	13.00%, 07/01/2015	2,925
	NBC Universal Enterprise
1,980	5.25%, 12/19/2049 ■	1,990
	Nexstar Broadcasting, Inc.
1,955	6.88%, 11/15/2020	2,087
	Regal Entertainment Group
336	5.75%, 02/01/2025	319
1,423	9.13%, 08/15/2018	1,537
	Sirius XM Radio, Inc.
65	4.25%, 05/15/2020 ■	61
180	4.63%, 05/15/2023 ■	161
1,070	5.25%, 08/15/2022 ■	1,106
	Univision Communications, Inc.
2,090	6.75%, 09/15/2022 ■	2,294
		37,396
	Beverage and Tobacco Product Manufacturing - 0.8%
	Constellation Brands, Inc.
380	4.25%, 05/01/2023	359
2,830	6.00%, 05/01/2022	3,085
		3,444
	Chemical Manufacturing - 2.7%
	Ferro Corp.
2,632	7.88%, 08/15/2018	2,790
	Hexion Specialty Chemicals
2,145	8.88%, 02/01/2018	2,231
	Hexion U.S. Finance Corp.
2,915	6.63%, 04/15/2020	3,024
	Ineos Group Holdings plc
4,445	6.13%, 08/15/2018 ■	4,523
		12,568
	Computer and Electronic Product Manufacturing - 3.0%
	Alcatel-Lucent USA Inc.
2,230	6.75%, 11/15/2020 ■	2,286
	CDW Escrow Corp.
3,495	8.50%, 04/01/2019	3,836
	Freescale Semiconductor, Inc.
2,000	6.00%, 01/15/2022 ■	2,080
	Lucent Technologies, Inc.
2,430	6.45%, 03/15/2029	2,187
660	6.50%, 01/15/2028	587
	NXP B.V./NXP Funding LLC
1,815	3.75%, 06/01/2018 ■	1,815
	ON Semiconductor Corp.
887	2.63%, 12/15/2026 ۞	998
		13,789
	Construction - 3.3%
	K Hovnanian Enterprises, Inc.
220	7.00%, 01/15/2019 ■	223
2,426	9.13%, 11/15/2020 ■	2,699
	KB Home
610	7.00%, 12/15/2021	647
1,895	7.50%, 09/15/2022	2,018
2,660	8.00%, 03/15/2020	2,959
	Lennar Corp.
4,525	4.75%, 12/15/2017 - 11/15/2022	4,509
	M/I Homes, Inc.
543	3.00%, 03/01/2018 ۞	595
	Poly Gem Industries, Inc.
1,340	6.50%, 02/01/2022 ■	1,320
		14,970
	Fabricated Metal Product Manufacturing - 0.6%
	BOE Intermediate Holdings Corp.
1,903	9.00%, 11/01/2017 ■Þ	2,031
	Masco Corp.
795	5.95%, 03/15/2022	845
		2,876
	Finance and Insurance - 12.6%
	Ally Financial, Inc.
3,765	5.50%, 02/15/2017	4,061
	Barclays Bank plc
3,385	8.25%, 12/15/2018 ۞♠	3,488
	BBVA International PFD Uniperson
1,085	5.92%, 04/18/2017 ♠	1,050
	CIT Group, Inc.
2,674	5.50%, 02/15/2019 ■	2,848
	Community Choice Financial, Inc.
2,680	10.75%, 05/01/2019	2,238
	Credit Agricole S.A.
945	7.88%, 01/23/2024 ■♠	959

1

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 89.1% - (continued)
	Finance and Insurance - 12.6% - (continued)
	Credit Suisse Group AG
$1,320	7.50%, 12/11/2023 ■♠	$1,389
	Fibria Overseas Finance Ltd.
1,118	7.50%, 05/04/2020 ■	1,230
	Ineos Finance plc
821	7.50%, 05/01/2020 ■	897
691	8.38%, 02/15/2019 ■	762
	ING US, Inc.
1,255	5.65%, 05/15/2053	1,205
	Ladder Capital Finance Holdings LLC
580	7.38%, 10/01/2017	609
	Nationstar Mortgage LLC
2,740	6.50%, 08/01/2018	2,767
2,496	7.88%, 10/01/2020	2,546
	Nuveen Investments, Inc.
4,980	9.13%, 10/15/2017 ■	5,104
1,730	9.50%, 10/15/2020 ■	1,786
	Provident Funding Associates L.P.
2,675	6.75%, 06/15/2021 ■	2,642
	Royal Bank of Scotland Group plc
2,355	6.99%, 10/05/2017 ■♠	2,496
800	7.64%, 09/27/2017 ♠Δ	784
	SLM Corp.
2,075	5.50%, 01/15/2019	2,122
1,354	7.25%, 01/25/2022	1,435
	Societe Generale
3,565	7.88%, 12/18/2023 ■♠	3,618
1,475	8.25%, 11/29/2018 §♠	1,572
	Softbank Corp.
4,790	4.50%, 04/15/2020 ■	4,712
	TMX Finance LLC
3,355	8.50%, 09/15/2018 ■	3,590
	UBS AG Stamford CT
1,885	7.63%, 08/17/2022	2,167
		58,077
	Food Manufacturing - 0.6%
	Pinnacle Foods Finance LLC
2,695	4.88%, 05/01/2021	2,547

	Furniture and Related Product Manufacturing - 0.1%
	Tempur-Pedic International, Inc.
410	6.88%, 12/15/2020	448

	Health Care and Social Assistance - 9.0%
	Alere, Inc.
2,260	6.50%, 06/15/2020	2,322
	Biomet, Inc.
2,605	6.50%, 08/01/2020 - 10/01/2020	2,738
	Community Health Systems, Inc.
1,975	5.13%, 08/15/2018	2,086
2,370	6.88%, 02/01/2022 ■	2,429
1,985	7.13%, 07/15/2020	2,114
	Cubist Pharmaceuticals
489	1.13%, 09/01/2018 ۞■	577
681	1.88%, 09/01/2020 ۞■	805
	Exelixis, Inc.
1,200	4.25%, 08/15/2019 ۞	1,654
	HCA Holdings, Inc.
4,000	6.25%, 02/15/2021	4,260
	HCA, Inc.
5,526	7.50%, 11/15/2095	4,780
	Hologic, Inc.
310	6.25%, 08/01/2020	324
	Pinnacle Merger Sub, Inc.
2,280	9.50%, 10/01/2023 ■	2,462
	Salix Pharmaceuticals Ltd.
4,301	6.00%, 01/15/2021 ■	4,484
	Savient Pharmaceuticals, Inc.
2,815	4.75%, 02/01/2018 ۞Ψ	28
	Tenet Healthcare Corp.
4,060	4.75%, 06/01/2020	4,050
2,545	8.13%, 04/01/2022	2,777
	VPII Escrow Corp.
2,145	6.75%, 08/15/2018 ■	2,351
	Wellcare Health Plans, Inc.
1,160	5.75%, 11/15/2020	1,201
		41,442
	Information - 23.5%
	Activision Blizzard
5,575	5.63%, 09/15/2021 ■	5,770
	Altice Financing S.A.
235	6.50%, 01/15/2022 ■	238
2,785	7.88%, 12/15/2019 ■	3,022
250	8.13%, 01/15/2024 ■	261
925	9.88%, 12/15/2020 ■	1,036
	DISH DBS Corp.
1,770	5.00%, 03/15/2023	1,659
1,305	5.88%, 07/15/2022	1,307
2,640	6.75%, 06/01/2021	2,818
3,572	7.88%, 09/01/2019	4,077
	First Data Corp.
1,525	6.75%, 11/01/2020 ■	1,605
3,525	7.38%, 06/15/2019 ■	3,763
6,770	8.25%, 01/15/2021 ■	7,176
1,185	14.50%, 09/24/2019 ■Þ	1,096
	Intelsat Jackson Holdings S.A.
190	6.63%, 12/15/2022 ■	196
1,855	7.50%, 04/01/2021	2,043
	Intelsat Luxembourg S.A.
1,940	6.75%, 06/01/2018 ■	2,061
5,840	7.75%, 06/01/2021 ■	6,263
	Lawson Software, Inc.
880	9.38%, 04/01/2019	990
	Level 3 Escrow, Inc.
1,641	8.13%, 07/01/2019	1,801
	Level 3 Financing, Inc.
890	6.13%, 01/15/2021 ■	910
2,794	7.00%, 06/01/2020	2,969
	MetroPCS Wireless, Inc.
3,425	6.63%, 11/15/2020	3,622
	Nara Cable Funding Ltd.
5,015	8.88%, 12/01/2018 ■	5,415
	NII Capital Corp.
1,590	7.63%, 04/01/2021	672

2

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 89.1% - (continued)
	Information - 23.5% - (continued)
	NII International Telecom S.a.r.l.
$1,780	7.88%, 08/15/2019 ■	$1,335
	Paetec Holding Corp.
1,361	9.88%, 12/01/2018	1,504
	Softbrands, Inc.
1,840	11.50%, 07/15/2018	2,125
	Sprint Corp.
4,900	7.25%, 09/15/2021 ■	5,280
3,685	7.88%, 09/15/2023 ■	3,934
	Sprint Nextel Corp.
3,470	7.00%, 03/01/2020 ■	3,912
2,103	9.00%, 11/15/2018 ■	2,539
	Syniverse Holdings, Inc.
4,315	9.13%, 01/15/2019	4,709
	T-Mobile USA, Inc.
225	6.13%, 01/15/2022	230
1,880	6.46%, 04/28/2019	1,979
330	6.50%, 01/15/2024	337
775	6.63%, 04/28/2021	816
2,155	6.73%, 04/28/2022	2,263
305	6.84%, 04/28/2023	318
	Unitymedia Hessen GmbH & Co.
3,570	5.50%, 01/15/2023 ■	3,570
	UPCB Finance III Ltd.
2,015	6.63%, 07/01/2020 ■	2,136
	UPCB Finance VI Ltd.
1,310	6.88%, 01/15/2022 ■	1,402
	Videotron Ltee
773	9.13%, 04/15/2018	808
	Wind Acquisition Finance S.A.
1,185	6.50%, 04/30/2020 ■	1,292
4,760	7.25%, 02/15/2018 ■	4,986
	Windstream Corp.
2,050	7.50%, 04/01/2023	2,050
		108,295
	Machinery Manufacturing - 1.2%
	Case New Holland, Inc.
4,344	7.88%, 12/01/2017	5,088
	Weekley Homes LLC
395	6.00%, 02/01/2023 ■	384
		5,472
	Mining - 0.8%
	AK Steel Corp.
1,560	7.63%, 05/15/2020	1,540
1,460	8.38%, 04/01/2022	1,447
	American Rock Salt Co. LLC
756	8.25%, 05/01/2018 ■	781
		3,768
	Miscellaneous Manufacturing - 0.5%
	DigitalGlobe, Inc.
2,190	5.25%, 02/01/2021 ■	2,152

	Nonmetallic Mineral Product Manufacturing - 0.9%
	Ardagh Packaging Finance plc
323	7.38%, 10/15/2017 ■	345
1,987	9.13%, 10/15/2020 ■	2,171
	Cemex S.A.B. de C.V.
1,085	3.75%, 03/15/2018 ۞	1,530
		4,046
	Other Services - 1.7%
	Abengoa Finance
2,125	7.75%, 02/01/2020 ■	2,231
	Service Corp. International
290	5.38%, 01/15/2022 ■	294
4,565	7.63%, 10/01/2018	5,261
		7,786
	Petroleum and Coal Products Manufacturing - 6.5%
	Antero Resources Corp.
470	5.38%, 11/01/2021 ■	473
	Antero Resources Finance Corp.
1,520	6.00%, 12/01/2020	1,602
1,658	7.25%, 08/01/2019	1,778
	Bonanza Creek Energy, Inc.
1,805	6.75%, 04/15/2021	1,886
	Cobalt International Energy, Inc.
1,645	2.63%, 12/01/2019 ۞	1,464
	Diamondback Energy, Inc.
2,215	7.63%, 10/01/2021 ■	2,331
	Endeavour International Corp.
2,947	12.00%, 03/01/2018	3,043
	EPE Holding/EP Energy Bond
1,318	8.88%, 12/15/2017 ■Þ	1,364
	Everest Acquisition LLC
405	6.88%, 05/01/2019	436
2,840	9.38%, 05/01/2020	3,266
	Ferrellgas Partners L.P.
2,060	6.50%, 05/01/2021	2,122
460	6.75%, 01/15/2022 ■	474
	Harvest Operations Corp.
1,336	6.88%, 10/01/2017	1,456
	Rosetta Resources, Inc.
2,910	5.63%, 05/01/2021	2,903
1,120	5.88%, 06/01/2022	1,112
1,406	9.50%, 04/15/2018	1,490
	Seadrill Ltd.
1,250	5.63%, 09/15/2017 ■	1,287
	Tullow Oil plc
1,590	6.00%, 11/01/2020 ■	1,626
		30,113
	Pipeline Transportation - 1.4%
	El Paso Corp.
1,020	7.00%, 06/15/2017	1,154
1,243	7.80%, 08/01/2031	1,288
	Energy Transfer Equity L.P.
1,757	7.50%, 10/15/2020	1,979
	Kinder Morgan Finance Co.
2,025	6.00%, 01/15/2018 ■	2,207
		6,628
	Plastics and Rubber Products Manufacturing - 0.8%
	Associated Materials LLC
930	9.13%, 11/01/2017	980

3

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 89.1% - (continued)
	Plastics and Rubber Products Manufacturing - 0.8% - (continued)
	Nortek, Inc.
$2,520	8.50%, 04/15/2021	$2,784
		3,764
	Primary Metal Manufacturing - 0.2%
	United States Steel Corp.
921	7.38%, 04/01/2020	995

	Printing and Related Support Activities - 0.3%
	Quebecor Media, Inc.
1,540	5.75%, 01/15/2023	1,497

	Professional, Scientific and Technical Services - 0.8%
	SunGard Data Systems, Inc.
710	6.63%, 11/01/2019	743
2,615	7.38%, 11/15/2018	2,772
		3,515
	Real Estate, Rental and Leasing - 2.7%
	CBRE Services, Inc.
2,665	5.00%, 03/15/2023	2,548
	International Lease Finance Corp.
6,990	5.88%, 04/01/2019 - 08/15/2022	7,305
2,270	8.88%, 09/01/2017	2,693
		12,546
	Retail Trade - 3.4%
	99 Cents Only Stores
1,060	11.00%, 12/15/2019	1,198
	AmeriGas Partners L.P.
2,266	6.25%, 08/20/2019	2,419
	ARAMARK Corp.
3,440	5.75%, 03/15/2020 ■	3,569
	GRD Holding III Corp.
2,560	10.75%, 06/01/2019 ■	2,829
	Party City Holdings, Inc.
1,755	8.88%, 08/01/2020	1,952
	Party City Nextco Holdings
2,585	8.75%, 08/15/2019 ■	2,662
	Sally Holdings LLC
985	5.75%, 06/01/2022	1,000
		15,629
	Transportation Equipment Manufacturing - 0.8%
	Huntington Ingalls Industries, Inc.
3,200	7.13%, 03/15/2021	3,528

	Utilities - 1.6%
	AES (The) Corp.
2,915	8.00%, 10/15/2017	3,396
	Dolphin Subsidiary II, Inc.
990	7.25%, 10/15/2021	985
	EDP Finance B.V.
1,465	5.25%, 01/14/2021 ■	1,493
	Texas Competitive Electric Co.
1,785	11.50%, 10/01/2020 ■	1,316
		7,190
	Wholesale Trade - 0.1%
	Blueline Rental Finance
560	7.00%, 02/01/2019 ■	579

	Total corporate bonds
	(cost $398,122)	$409,912

SENIOR FLOATING RATE INTERESTS ♦ - 6.0%
	Arts, Entertainment and Recreation - 0.6%
	Tribune Co.
$2,605	4.00%, 12/27/2020	$2,598

	Computer and Electronic Product Manufacturing - 0.4%
	Freescale Semiconductor, Inc.
1,761	5.00%, 01/15/2021	1,782

	Finance and Insurance - 1.1%
	Asurion LLC
4,955	3.50%, 07/08/2020	4,899

	Other Services - 1.3%
	Gardner Denver
2,608	4.25%, 07/30/2020	2,604
	Rexnord LLC
3,227	4.00%, 08/21/2020	3,241
		5,845
	Petroleum and Coal Products Manufacturing - 0.4%
	Crosby Worldwide, Ltd.
1,985	4.00%, 11/23/2020	1,993

	Retail Trade - 1.2%
	EB Sports Corp.
3,694	11.50%, 12/31/2015 Þ	3,676
	Neiman Marcus Group, Inc.
1,800	5.00%, 10/25/2020	1,820
		5,496
	Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
	Spotless Group
1,152	5.00%, 10/02/2018	1,167

	Utilities - 0.8%
	Calpine Corp.
475	4.00%, 10/31/2020	480
	Texas Competitive Electric Holdings Co. LLC
5,000	4.73%, 10/10/2017	3,477
		3,957
	Total senior floating rate interests
	(cost $27,464)	$27,737

COMMON STOCKS - 0.1%
	Energy - 0.1%
104,555	KCA Deutag ⌂●†	$598

4

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 0.1% - (continued)
	Software and Services - 0.0%
16	Stratus Technologies, Inc. ⌂●†		$2

	Total common stocks
	(cost $1,417)		$600

PREFERRED STOCKS - 1.3%
	Diversified Financials - 0.9%
1	Citigroup Capital XIII		$32
159	GMAC Capital Trust I ۞		4,343
			4,375
	Software and Services - 0.0%
4	Stratus Technologies, Inc. ⌂†		70

	Telecommunication Services - 0.4%
33	Intelsat S.A. ۞		1,755

	Total preferred stocks
	(cost $5,504)		$6,200

	Total long-term investments
	(cost $433,423)		$444,449

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $842, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $859)
$842	0.02%, 1/31/2014		$842
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $278,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $283)
278	0.02%, 1/31/2014		278
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $724, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%,
2014 - 2043, FNMA 2.00% - 3.50%, 2025 -
2028, GNMA 3.50%, 2042 - 2043, U.S.
	Treasury Note 2.38%, 2014, value of $738)
724	0.03%, 1/31/2014		724
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $766, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $782)
766	0.02%, 1/31/2014		766
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,683,
collateralized by U.S. Treasury Bill 0.06%
- 0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$1,717)
1,683	0.02%, 1/31/2014		1,683
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $224,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021 -
2043, GNMA 3.00% - 6.00%, 2037 - 2053,
	value of $228)
224	0.03%, 1/31/2014		224
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $187, collateralized by U.S. Treasury Note 2.63%, 2014, value of $191)
187	0.02%, 1/31/2014		187
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,598, collateralized by FFCB
0.14%, 2015, FHLB 0.55%, 2017, FHLMC
3.00% - 4.38%, 2015 - 2043, FNMA 2.50%
	- 4.50%, 2025 - 2043, value of $1,630)
1,598	0.03%, 1/31/2014		1,598
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $15, collateralized by U.S. Treasury Note 2.38%, 2015, value of $15)
15	0.01%, 1/31/2014		15
			6,317
	Total short-term investments
	(cost $6,317)		$6,317

	Total investments
	(cost $439,740) ▲	97.9%	$450,766
	Other assets and liabilities	2.1%	9,558
	Total net assets	100.0%	$460,324

5

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $440,205 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$17,232
Unrealized Depreciation	(6,671)
Net Unrealized Appreciation	$10,561

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $670, which represents 0.1% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal. Non-income producing.

Ψ	The company is in bankruptcy. The investment held by the Fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $175,497, which represents 38.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $1,572, which represents 0.3% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	104,555	KCA Deutag	$1,417
03/2010 - 07/2010	4	Stratus Technologies, Inc. Preferred	–
03/2010 - 07/2010	16	Stratus Technologies, Inc.	–

At January 31, 2014, the aggregate value of these securities was $670, which represents 0.1% of total net assets.

Þ	This security may pay interest in additional principal instead of cash.

6

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Buy	02/20/2014	RBC	$69	$68	$–	$(1)
CAD	Sell	02/20/2014	DEUT	69	68	1	–
						$1	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
RBC	RBC Dominion Securities

Currency Abbreviations:
CAD	Canadian Dollar

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Credit Exposure
as of January 31, 2014
Credit Rating *	Percentage of Net Assets
Baa / BBB	0.9%
Ba / BB	27.4
B	39.8
Caa / CCC or Lower	23.6
Not Rated	3.4
Non-Debt Securities and Other Short-Term Instruments	2.8
Other Assets and Liabilities	2.1
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

7

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	600	–	–	600
Corporate Bonds	409,912	–	409,912	–
Preferred Stocks	6,200	4,375	1,755	70
Senior Floating Rate Interests	27,737	–	27,737	–
Short-Term Investments	6,317	–	6,317	–
Total	$450,766	$4,375	$445,721	$670
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Common Stocks	725	—	(125	)†	—	—	—	—	—	600
Preferred Stocks	64	—	6	‡	—	—	—	—	—	70
Total	$789	$—	$(119)		$—	$—	$—	$—	$—	$670

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(125).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $6.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

8

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
		Japan - 3.3%
		Japan (Government of)
JPY	3,879,468	0.10%, 09/10/2023 ◄	$40,543

		Total foreign government obligations
		(cost $41,508)	$40,543

SENIOR FLOATING RATE INTERESTS ♦ - 3.9%
		Administrative Waste Management and Remediation - 0.1%
		ADS Waste Holdings, Inc.
	$832	4.25%, 10/09/2019	$834

		Air Transportation - 0.2%
		AWAS Finance Luxembourg S.aár.l.
	364	3.50%, 07/16/2018	365
		Delta Air Lines, Inc., Term Loan
	2,456	3.50%, 04/20/2017	2,469
			2,834
		Apparel Manufacturing - 0.0%
		PVH Corp.
	348	3.25%, 02/13/2020	350

		Arts, Entertainment and Recreation - 0.1%
		Univision Communications, Inc.
	1,017	4.00%, 03/01/2020	1,023

		Chemical Manufacturing - 0.1%
		Ineos US Finance LLC
	1,301	4.00%, 05/04/2018	1,306

		Computer and Electronic Product Manufacturing - 0.1%
		Freescale Semiconductor, Inc.
	1,985	5.00%, 02/28/2020	2,000

		Educational Services - 0.0%
		Bright Horizons Family Solutions, Inc.
	257	4.00%, 01/30/2020	259

		Finance and Insurance - 0.5%
		Asurion LLC
	2,227	4.50%, 05/24/2019	2,226
		Chrysler Group LLC
	968	3.50%, 05/24/2017	970
		Nuveen Investments, Inc.
	500	4.17%, 05/13/2017	499
		Ocwen Financial Corp.
	213	5.00%, 02/15/2018	215
		RPI Finance Trust
	2,339	3.25%, 11/09/2018	2,354
			6,264
		Food Manufacturing - 0.1%
		H.J. Heinz Co.
	930	3.50%, 06/05/2020	939

		Food Services - 0.0%
		ARAMARK Corp.
	400	4.00%, 09/09/2019	402
		Health Care and Social Assistance - 0.6%
		Alkermes, Inc.
	370	3.50%, 09/25/2019	372
		American Renal Holdings, Inc.
	665	4.50%, 08/20/2019	665
		Community Health Systems, Inc.
	320	01/27/2021 ◊☼	323
		DaVita, Inc.
	450	4.00%, 11/01/2019	453
		HCA, Inc.
	1,995	3.00%, 05/01/2018	1,996
		Hologic, Inc.
	1,020	3.75%, 08/01/2019	1,026
		IMS Health, Inc.
	242	3.75%, 09/01/2017	244
		MultiPlan, Inc.
	1,483	4.00%, 08/26/2017	1,493
		Truven Health Analytics, Inc.
	493	4.50%, 06/06/2019	493
			7,065
		Information - 0.8%
		Charter Communications Operating LLC
	2,581	3.00%, 12/31/2020	2,568
		First Data Corp.
	515	4.16%, 09/24/2018	515
		Kronos, Inc.
	1,031	4.50%, 10/30/2019	1,040
		Lawson Software, Inc.
	1,217	3.75%, 06/03/2020	1,220
		MISYS plc
	1,733	5.00%, 12/12/2018	1,749
		Telesat Canada
	2,135	3.50%, 03/28/2019	2,146
		Virgin Media Finance plc
	1,000	3.50%, 06/08/2020	1,002
			10,240
		Mining - 0.2%
		Arch Coal, Inc.
	998	6.25%, 05/16/2018	987
		Fortescue Metals Group Ltd.
	1,017	4.25%, 06/28/2019	1,028
			2,015
		Miscellaneous Manufacturing - 0.1%
		DigitalGlobe, Inc.
	591	3.75%, 01/31/2020	592
		Reynolds Group Holdings, Inc.
	1,089	4.00%, 12/01/2018	1,101
			1,693
		Other Services - 0.2%
		Rexnord LLC
	2,196	4.00%, 08/21/2020	2,205

		Petroleum and Coal Products Manufacturing - 0.2%
		Everest Acquisition LLC
	833	3.50%, 05/24/2018	835
		MEG Energy Corp.
	866	3.75%, 03/31/2020	873
		Samson Investment Co.
	510	5.00%, 09/25/2018	514
			2,222

1

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 3.9% - (continued)
	Plastics and Rubber Products Manufacturing - 0.2%
	Berry Plastics Group, Inc.
$1,017	3.50%, 02/08/2020	$1,013
	Goodyear (The) Tire & Rubber Co.
2,000	4.75%, 04/30/2019	2,018
		3,031
	Retail Trade - 0.1%
	Michaels Stores, Inc.
417	3.75%, 01/28/2020	419
	Rite Aid Corp.
352	4.00%, 02/21/2020	354
		773
	Utilities - 0.3%
	Calpine Corp.
1,210	4.00%, 10/09/2019	1,219
	Energy Transfer Equity L.P.
2,000	3.25%, 12/02/2019	2,001
	LSP Madison Funding LLC
245	5.50%, 06/28/2019	248
		3,468
	Total senior floating rate interests
	(cost $48,598)	$48,923

U.S. GOVERNMENT AGENCIES - 0.0%
	FNMA - 0.0%
$2	10.50%, 12/01/2018	$2

	GNMA - 0.0%
2	11.00%, 12/20/2015 - 12/20/2018	3

	Total U.S. government agencies
	(cost $5)	$5

U.S. GOVERNMENT SECURITIES - 93.3%
U.S. Treasury Securities - 93.3%
	U.S. Treasury Notes - 93.3%
$591,190	0.13%, 04/15/2016 - 01/15/2023 □◄	$611,129
69,080	0.38%, 07/15/2023 ◄	68,811
108,550	0.63%, 07/15/2021 - 01/15/2024 ◄	114,380
86,400	1.13%, 01/15/2021 ◄	98,707
59,415	1.25%, 07/15/2020 ◄	69,237
37,675	1.38%, 01/15/2020 ◄	44,378
12,825	1.63%, 01/15/2018 ◄╦‡	15,652
24,350	1.88%, 07/15/2019 ◄	29,948
29,830	2.13%, 01/15/2019 ◄	36,610
39,600	2.38%, 01/15/2017 ◄	50,583
20,875	2.50%, 07/15/2016 ◄	26,491
		1,165,926
	Total U.S. government securities
	(cost $1,180,518)	$1,165,926

	Total long-term investments
	(cost $1,270,629)	$1,255,397

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $247, collateralized by
U.S. Treasury Bill 0.07% - 0.14%, 2014,
U.S. Treasury Bond 2.75% - 11.25%,
2015 - 2043, U.S. Treasury Note 0.25% -
	4.25%, 2014 - 2023, value of $252)
$247	0.02%, 1/31/2014	$247
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $82,
collateralized by FHLMC 3.50% -
4.00%, 2042 - 2043, FNMA 2.81% -
	4.50%, 2041 - 2042, value of $83)
82	0.02%, 1/31/2014	82
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $212, collateralized by
FHLB 0.88%, 2017, FHLMC 0.05% -
5.50%, 2014 - 2043, FNMA 2.00% -
3.50%, 2025 - 2028, GNMA 3.50%,
2042 - 2043, U.S. Treasury Note 2.38%,
	2014, value of $217)
212	0.03%, 1/31/2014	212
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $225, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $229)
225	0.02%, 1/31/2014	225
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $494,
collateralized by U.S. Treasury Bill
0.06% - 0.10%, 2014, U.S. Treasury
Bond 3.00% - 8.75%, 2017 - 2042, U.S.
Treasury Note 0.25% - 3.75%, 2015 -
	2023, value of $504)
494	0.02%, 1/31/2014	494
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $66,
collateralized by FHLMC 3.00% -
5.50%, 2019 - 2043, FNMA 3.00% -
6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $67)
66	0.03%, 1/31/2014	66
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $55, collateralized by U.S. Treasury Note 2.63%, 2014, value of $56)
55	0.02%, 1/31/2014	55
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $469, collateralized by
FFCB 0.14%, 2015, FHLB 0.55%, 2017,
FHLMC 3.00% - 4.38%, 2015 - 2043,
FNMA 2.50% - 4.50%, 2025 - 2043,
	value of $478)
469	0.03%, 1/31/2014	469

2

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 0.1% - (continued)
Repurchase Agreements - 0.1% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $4, collateralized by U.S. Treasury Note 2.38%, 2015, value of $4)
$4	0.01%, 1/31/2014		$4
			1,854
	Total short-term investments
	(cost $1,854)		$1,854

	Total investments
	(cost $1,272,483) ▲	100.6%	$1,257,251
	Other assets and liabilities	(0.6)%	(7,797)
	Total net assets	100.0%	$1,249,454

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $1,278,961 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,132
Unrealized Depreciation	(23,842)
Net Unrealized Depreciation	$(21,710)

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2014.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $318 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at January 31, 2014, as listed in the table below: Futures Contracts Outstanding at January 31, 2014

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Short position contracts:
10-Year U.S. Treasury Note Future	510	03/20/2014	63,801	$64,133	$–	$(332)	$–	$(151)

* The number of contracts does not omit 000's.

3

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/28/2014	JPM	$3,447	$3,356	$–	$(91)
AUD	Buy	02/28/2014	NAB	9,535	9,403	–	(132)
AUD	Buy	02/28/2014	RBS	3,445	3,356	–	(89)
CAD	Buy	02/28/2014	RBC	2,831	2,765	–	(66)
CHF	Sell	02/28/2014	BOA	7,188	7,228	–	(40)
EUR	Buy	02/28/2014	SSG	6,332	6,258	–	(74)
EUR	Sell	02/28/2014	GSC	6,347	6,258	89	–
GBP	Sell	02/28/2014	CBK	5,147	5,141	6	–
JPY	Sell	03/19/2014	BNP	39,181	39,563	–	(382)
JPY	Sell	02/28/2014	NAB	14,808	15,185	–	(377)
JPY	Sell	02/28/2014	SSG	669	670	–	(1)
						$95	$(1,252)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Over-the-Counter Interest Rate Swap Contracts Outstanding at January 31, 2014

	Payments made	Payments received	Notional	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount (a)	Date	Paid	Received	Value ╪	Asset	Liability
DEUT	2.02% Fixed	CPURNSA 233.44	$50,000	04/15/18	$–	$–	$(43)	$–	$(43)

(a)	Notional shown in U.S. dollars unless otherwise noted.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SSG	State Street Global Markets LLC

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
JPY	Japanese Yen

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

4

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Foreign Government Obligations	40,543	–	40,543	–
Senior Floating Rate Interests	48,923	–	48,923	–
U.S. Government Agencies	5	–	5	–
U.S. Government Securities	1,165,926	214,936	950,990	–
Short-Term Investments	1,854	–	1,854	–
Total	$1,257,251	$214,936	$1,042,315	$–
Foreign Currency Contracts *	95	–	95	–
Total	$95	$–	$95	$–
Liabilities:
Foreign Currency Contracts *	1,252	–	1,252	–
Futures *	332	332	–	–
Interest Rate Swaps *	43	–	43	–
Total	$1,627	$332	$1,295	$–

♦	For the three-month period ended January 31, 2014, investments valued at $49,501 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Credit Exposure
as of January 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.0%
Aa / AA	96.6
Baa / BBB	0.3
Ba / BB	1.7
B	1.9
Non-Debt Securities and Other Short-Term Instruments	0.1
Other Assets and Liabilities	(0.6)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

5

The Hartford International Growth Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9%
	Australia - 1.2%
653	Alumina Ltd.	$724
74	Seek Ltd.	806
		1,530
	Belgium - 2.0%
16	Anheuser-Busch InBev N.V.	1,551
12	UCB S.A.	843
		2,394
	Canada - 2.7%
25	Methanex Corp.	1,503
161	Trican Well Service Ltd.	1,842
		3,345
	China - 4.7%
3,636	Greatview Aseptic Packaging Co., Ltd.	2,014
15	Tencent Holdings Ltd.	1,073
76	WuXi PharmaTech Cayman, Inc. ●	2,641
		5,728
	Colombia - 0.8%
75	Almacenes Exito S.A.	973

	Denmark - 4.6%
14	Coloplast A/S Class B	1,087
114	DSV A/S	3,648
16	Pandora A/S	941
		5,676
	Finland - 1.5%
25	Kone Oyj Class B	1,019
18	Sampo Oyj Class A	820
		1,839
	France - 12.9%
90	Air France ●	1,038
97	AXA S.A.	2,542
21	Cie Generale d'Optique Essilor International S.A.	2,145
50	Edenred	1,406
31	Rexel S.A.	788
61	Safran S.A.	4,361
14	Valeo S.A.	1,546
40	Vallourec S.A.	1,979
		15,805
	Germany - 5.7%
15	Brenntag AG	2,608
5	Continental AG	1,178
7	Hugo Boss AG	833
64	Tom Tailor Holding AG ●	1,323
25	United Internet AG	1,090
		7,032
	Hong Kong - 6.4%
158	AAC Technologies Holdings, Inc.	677
916	AIA Group Ltd.	4,223
16	Melco PBL Entertainment Ltd. ADR ●	635
285	Samsonite International S.A.	781
105	Sands China Ltd.	808
263	Techtronic Industries Co., Ltd.	676
		7,800
	India - 1.4%
42	HCL Technologies Ltd.	968
84	Sun Pharmaceutical Industries Ltd.	788
		1,756
	Ireland - 0.8%
59	Experian plc	1,015

	Israel - 1.5%
41	Teva Pharmaceutical Industries Ltd. ADR	1,847

	Italy - 2.3%
61	Salvatore Ferragamo Italia S.p.A.	1,900
121	Unicredit S.p.A.	908
		2,808
	Japan - 6.8%
60	Bridgestone Corp.	2,168
28	Nomura Research Institute Ltd.	904
13	Ono Pharmaceutical Co., Ltd.	1,130
51	Rakuten, Inc.	841
42	Shionogi & Co., Ltd.	847
516	Taiheyo Cement Corp.	1,907
19	Tokio Marine Holdings, Inc.	566
		8,363
	Malaysia - 1.3%
2,272	AirAsia Berhad	1,534

	Netherlands - 0.8%
11	ASML Holding N.V.	957

	Norway - 1.2%
102	Orkla ASA	792
35	Telenor ASA	737
		1,529
	Panama - 1.6%
15	Copa Holdings S.A. Class A	1,931

	South Africa - 1.7%
106	Discovery Ltd.	718
409	Life Healthcare Group Holdings Pte Ltd.	1,308
		2,026
	South Korea - 0.6%
3	SK Telecom Co., Ltd.	696

	Sweden - 3.7%
17	Assa Abloy Ab	824
105	Electrolux AB Series B	2,229
27	SKF AB Class B	702
40	Trelleborg AB	792
		4,547
	Switzerland - 8.7%
11	Actelion Ltd.	1,022
15	Compagnie Financiere Richemont S.A.	1,363
19	Julius Baer Group Ltd.	897
19	Novartis AG	1,505
4	Partners Group	856
9	Roche Holding AG	2,424
2	Swatch Group AG	1,089
74	UBS AG	1,462
		10,618

1

The Hartford International Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9% - (continued)
	Taiwan - 1.9%
22	Largan Precision Co., Ltd.	$844
434	Taiwan Semiconductor Manufacturing Co., Ltd.	1,496
		2,340
	United Kingdom - 17.0%
108	Arm Holdings plc	1,652
154	Ashtead Group plc	1,997
46	Babcock International Group plc	1,043
91	Burberry Group plc	2,162
81	Compass Group plc	1,214
51	Diageo Capital plc	1,514
197	Henderson Group plc	711
28	London Stock Exchange Group	854
113	Meggitt plc	961
4	National Grid plc	50
10	Next plc	1,010
44	Persimmon plc	939
68	Prudential plc	1,372
18	Reckitt Benckiser Group plc	1,372
50	Rolls-Royce Holdings plc	983
74	St. James's Place Capital plc	931
18	Whitbread plc	1,086
45	WPP plc	937
		20,788
	United States - 2.1%
23	Amdocs Ltd.	999
8	SouFun Holdings Ltd.	642
11	Wabco Holdings, Inc. ●	976
		2,617
	Total common stocks
	(cost $99,785)	$117,494

PREFERRED STOCKS - 0.8%
	Germany - 0.8%
21	ProSieben Sat.1 Media AG	$945

	Total preferred stocks
	(cost $728)	$945

	Total long-term investments
	(cost $100,513)	$118,439

SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.8%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $291, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $296)
$291	0.02%, 1/31/2014	$291
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $96,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $98)
96	0.02%, 1/31/2014	96
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $250, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $255)
250	0.03%, 1/31/2014	250
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $265, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $270)
264	0.02%, 1/31/2014	264
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $581,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
	0.25% - 3.75%, 2015 - 2023, value of $593)
581	0.02%, 1/31/2014	581
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $77, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $79)
77	0.03%, 1/31/2014	77
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $65, collateralized by U.S. Treasury Note 2.63%, 2014, value of $66)
65	0.02%, 1/31/2014	65
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$552, collateralized by FFCB 0.14%, 2015,
FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $563)
551	0.03%, 1/31/2014	551

2

The Hartford International Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.8% - (continued)
	Repurchase Agreements - 1.8% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $5, collateralized by U.S. Treasury Note 2.38%, 2015, value of $5)
$5	0.01%, 1/31/2014		$5
			2,180
	Total short-term investments
	(cost $2,180)		$2,180

	Total investments
	(cost $102,693) ▲	98.5%	$120,619
	Other assets and liabilities	1.5%	1,879
	Total net assets	100.0%	$122,498

3

The Hartford International Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $102,792 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,985
Unrealized Depreciation	(3,158)
Net Unrealized Appreciation	$17,827

●	Non-income producing.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Sell	02/05/2014	SSG	$560	$559	$1	$–
DKK	Sell	02/05/2014	DEUT	62	62	–	–
EUR	Sell	02/04/2014	SSG	61	61	–	–
GBP	Sell	02/05/2014	SSG	62	62	–	–
JPY	Sell	02/05/2014	BOA	923	927	–	(4)
						$1	$(4)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.
SSG	State Street Global Markets LLC

Currency Abbreviations:
CHF	Swiss Franc
DKK	Danish Krone
EUR	EURO
GBP	British Pound
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	21.9%
Consumer Staples	4.4
Energy	1.5
Financials	13.8
Health Care	14.5
Industrials	25.3
Information Technology	9.2
Materials	4.9
Services	1.2
Utilities	0.0
Total	96.7%
Short-Term Investments	1.8
Other Assets and Liabilities	1.5
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

The Hartford International Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$1,530	$–	$1,530	$–
Belgium	2,394	–	2,394	–
Canada	3,345	3,345	–	–
China	5,728	4,655	1,073	–
Colombia	973	973	–	–
Denmark	5,676	–	5,676	–
Finland	1,839	–	1,839	–
France	15,805	788	15,017	–
Germany	7,032	1,323	5,709	–
Hong Kong	7,800	635	7,165	–
India	1,756	–	1,756	–
Ireland	1,015	–	1,015	–
Israel	1,847	1,847	–	–
Italy	2,808	–	2,808	–
Japan	8,363	–	8,363	–
Malaysia	1,534	–	1,534	–
Netherlands	957	–	957	–
Norway	1,529	–	1,529	–
Panama	1,931	1,931	–	–
South Africa	2,026	–	2,026	–
South Korea	696	–	696	–
Sweden	4,547	–	4,547	–
Switzerland	10,618	–	10,618	–
Taiwan	2,340	–	2,340	–
United Kingdom	20,788	–	20,788	–
United States	2,617	2,617	–	–
Total	117,494	18,114	99,380	–
Preferred Stocks	945	–	945	–
Short-Term Investments	2,180	–	2,180	–
Total	$120,619	$18,114	$102,505	$–
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts*	4	–	4	–
Total	$4	$–	$4	$–

♦	For the three-month period ended January 31, 2014, investments valued at $1,034 were transferred from Level 1 to Level 2, and investments valued at $2,291 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.2%
	Austria - 0.4%
170	Erste Group Bank AG	$6,182

	Belgium - 3.4%
448	Anheuser-Busch InBev N.V.	42,936
198	Umicore S.A.	8,455
		51,391
	Brazil - 0.2%
213	Mills Estruturas e Servicos de Engenharia S.A.	2,469

	Canada - 2.9%
1,219	Air Canada-Class B ●	8,545
299	Canadian National Railway Co.	15,998
368	Tim Hortons, Inc.	19,096
		43,639
	China - 1.1%
1,372	ENN Energy Holdings Ltd.	8,877
6,248	Lenovo Group Ltd.	8,058
		16,935
	Finland - 0.6%
218	Kone Oyj Class B	8,849

	France - 15.3%
162	Accor S.A.	7,714
199	Air Liquide	24,913
177	AtoS	15,521
777	AXA S.A.	20,369
332	BNP Paribas	25,599
234	Capital Gemini S.A.	15,891
169	Cie Generale d'Optique Essilor International S.A.	16,910
447	Peugeot S.A.	6,861
941	Rexel S.A.	24,172
201	Safran S.A.	14,251
352	Schneider Electric S.A.	28,365
404	Societe Generale Class A	22,835
80	Technip S.A.	6,843
5	Unibail Rodamco REIT	1,172
		231,416
	Germany - 3.3%
49	Brenntag AG	8,457
84	Continental AG	17,989
692	Deutsche Lufthansa AG	16,447
109	Lanxess	7,151
		50,044
	Hong Kong - 0.5%
1,844	MGM China Holdings Ltd.	7,226

	India - 0.4%
856	ITC Ltd.	4,447
60	United Spirits Ltd.	2,358
		6,805
	Ireland - 3.0%
1,063	CRH plc	27,356
1,033	Experian plc	17,625
		44,981
	Italy - 5.2%
1,346	Assicurazioni Generali S.p.A.	29,039
335	Banca Generali S.p.A.	10,235
305	Fiat S.p.A.	3,037
4,837	Intesa Sanpaolo S.p.A. ‡	13,036
4,334	Snam S.p.A.	23,761
		79,108
	Japan - 21.7%
517	AEON Co., Ltd.	6,444
116	AEON Mall Co., Ltd.	3,415
249	Aisin Seiki Co., Ltd.	9,154
571	Asahi Group Holdings Ltd.	15,517
852	Bank of Yokohama Ltd.	4,283
118	Daito Trust Construction Co., Ltd.	11,114
462	Daiwa House Industry Co., Ltd.	8,763
353	Dentsu, Inc.	13,847
234	Eisai Co., Ltd.	8,940
2,633	Isuzu Motors Ltd.	15,587
171	Japan Exchange Group, Inc.	4,139
199	Japan Tobacco, Inc.	6,142
344	KDDI Corp.	18,921
2	M3, Inc.	5,378
1,486	Mitsubishi Electric Corp.	16,785
5,024	Mitsubishi UFJ Financial Group, Inc.	30,206
296	Nippon Telegraph & Telephone Corp.	15,848
1,687	Nomura Holdings, Inc.	11,718
264	Nomura Research Institute Ltd.	8,660
290	Olympus Corp.	8,518
202	Ono Pharmaceutical Co., Ltd.	17,555
915	ORIX Corp.	13,882
984	Rakuten, Inc.	16,104
316	Rohm Co., Ltd.	15,743
974	T&D Holdings, Inc.	11,867
153	THK Co., Ltd.	3,323
531	Tokio Marine Holdings, Inc.	15,493
2,662	Toshiba Corp.	11,066
		328,412
	Mexico - 1.1%
904	Cemex S.A.B. de C.V. ADR ●	11,178
1,733	Fibra Uno Administracion S.A. REIT ☼	5,593
		16,771
	Netherlands - 2.6%
4,245	Koninklijke (Royal) KPN N.V.	15,884
497	NXP Semiconductors N.V. ●	24,023
		39,907
	Panama - 0.5%
157	Avianca Holdings S.A. ADR ●	2,487
41	Copa Holdings S.A. Class A	5,365
		7,852
	Portugal - 0.4%
388	Galp Energia SGPS S.A.	5,998

	Russia - 0.8%
1,132	Sberbank of Russia ADR	12,225

	South Korea - 1.0%
454	Hynix Semiconductor, Inc. ●	15,816

1

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.2% - (continued)
	Sweden - 1.6%
497	Assa Abloy Ab	$24,732

	Switzerland - 10.7%
106	Compagnie Financiere Richemont S.A.	9,765
732	Julius Baer Group Ltd.	35,493
515	Novartis AG	40,704
162	Roche Holding AG	44,508
1,562	UBS AG	30,985
		161,455
	Taiwan - 2.1%
9,102	Taiwan Semiconductor Manufacturing Co., Ltd.	31,342

	United Kingdom - 13.8%
241	Al Noor Hospitals Group ●	3,327
695	AstraZeneca plc	44,049
1,039	BAE Systems plc	7,327
3,032	Barclays Bank plc ADR	13,534
1,757	BG Group plc	29,528
1,038	BP plc	8,134
72	Derwent London plc REIT	2,966
840	Diageo Capital plc	24,924
1,537	Direct Line Insurance Group plc	6,681
316	Great Portland Est	3,138
2,600	Kingfisher plc	15,766
848	NMC Health plc	6,802
1,634	Rolls-Royce Holdings plc	31,824
250	Schroders plc	10,136
		208,136
	United States - 0.6%
139	Covidien plc	9,492

	Total common stocks
	(cost $1,282,443)	$1,411,183

PREFERRED STOCKS - 2.2%
	Germany - 2.2%
338	ProSieben Sat.1 Media AG	$15,129
69	Volkswagen AG N.V.	17,487
		32,616
	Total preferred stocks
	(cost $29,261)	$32,616

EXCHANGE TRADED FUNDS - 0.9%
	United States - 0.9%
172	iShares MSCI EAFE ETF	$10,954
254	iShares MSCI Japan ETF	2,877
		13,831
	Total exchange traded funds
	(cost $14,395)	$13,831

	Total long-term investments
	(cost $1,326,099)	$1,457,630

SHORT-TERM INVESTMENTS - 4.6%
	Repurchase Agreements - 4.6%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $9,317, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $9,503)
$9,317	0.02%, 1/31/2014	$9,317
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $3,074,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $3,136)
3,074	0.02%, 1/31/2014	3,074
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $8,007, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%,
2014 - 2043, FNMA 2.00% - 3.50%, 2025 -
2028, GNMA 3.50%, 2042 - 2043, U.S.
Treasury Note 2.38%, 2014, value of
	$8,167)
8,006	0.03%, 1/31/2014	8,006
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $8,481, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $8,651)
8,481	0.02%, 1/31/2014	8,481
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $18,625,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$18,997)
18,625	0.02%, 1/31/2014	18,625
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $2,475, collateralized by
FHLMC 3.00% - 5.50%, 2019 - 2043,
FNMA 3.00% - 6.50%, 2021 - 2043,
GNMA 3.00% - 6.00%, 2037 - 2053, value
	of $2,524)
2,475	0.03%, 1/31/2014	2,475
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $2,070, collateralized by U.S. Treasury Note 2.63%, 2014, value of $2,112)
2,070	0.02%, 1/31/2014	2,070

2

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 4.6% - (continued)
	Repurchase Agreements - 4.6% - (continued)
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$17,681, collateralized by FFCB 0.14%,
2015, FHLB 0.55%, 2017, FHLMC 3.00%
- 4.38%, 2015 - 2043, FNMA 2.50% -
	4.50%, 2025 - 2043, value of $18,035)
$17,681	0.03%, 1/31/2014		$17,681
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $162, collateralized by U.S. Treasury Note 2.38%, 2015, value of $166)
162	0.01%, 1/31/2014		162
			69,891
	Total short-term investments
	(cost $69,891)		$69,891

	Total investments
	(cost $1,395,990) ▲	100.9%	$1,527,521
	Other assets and liabilities	(0.9)%	(14,025)
	Total net assets	100.0%	$1,513,496

3

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $1,401,177 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$158,555
Unrealized Depreciation	(32,211)
Net Unrealized Appreciation	$126,344

●	Non-income producing.
☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $119 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Sell	02/03/2014	JPM	$186	$187	$–	$(1)
CAD	Buy	02/03/2014	BCLY	530	531	1	–
CHF	Buy	02/05/2014	SSG	3,203	3,197	–	(6)
EUR	Buy	02/04/2014	BNP	4,592	4,571	–	(21)
EUR	Buy	02/03/2014	GSC	162	160	–	(2)
EUR	Buy	02/04/2014	SSG	3,250	3,246	–	(4)
EUR	Buy	02/05/2014	SSG	7,343	7,333	–	(10)
GBP	Buy	02/04/2014	BCLY	413	412	–	(1)
GBP	Buy	02/04/2014	JPM	1,127	1,124	–	(3)
GBP	Buy	02/05/2014	SSG	6,872	6,870	–	(2)
HKD	Sell	02/05/2014	BOA	890	890	–	–
JPY	Buy	02/05/2014	BOA	8,149	8,189	40	–
JPY	Sell	02/04/2014	BOA	861	863	–	(2)
JPY	Sell	02/03/2014	MSC	305	307	–	(2)
MXN	Buy	02/06/2014	MSC	119	119	–	–
SEK	Buy	02/05/2014	SSG	525	524	–	(1)
						$41	$(55)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
SEK	Swedish Krona

Index Abbreviations:
EAFE	Europe, Australasia and Far East

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.7%
Consumer Staples	6.7
Energy	3.4
Financials	24.9
Health Care	13.7
Industrials	15.6
Information Technology	9.6
Materials	5.2
Services	3.3
Utilities	2.2
Total	96.3%
Short-Term Investments	4.6
Other Assets and Liabilities	(0.9)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

5

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,411,183	$138,547	$1,272,636	$–
Exchange Traded Funds	13,831	13,831	–	–
Preferred Stocks	32,616	–	32,616	–
Short-Term Investments	69,891	–	69,891	–
Total	$1,527,521	$152,378	$1,375,143	$–
Foreign Currency Contracts *	41	–	41	–
Total	$41	$–	$41	$–
Liabilities:
Foreign Currency Contracts *	55	–	55	–
Total	$55	$–	$55	$–

♦	For the three-month period ended January 31, 2014, investments valued at $7,310 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

The Hartford International Small Company Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8%
	Australia - 4.3%
213	Domino's Pizza Enterprises Ltd.	$3,019
480	Karoon Gas Australia Ltd. ●	1,349
542	NuFarm Ltd.	1,842
767	SAI Global Ltd.	2,516
165	Seek Ltd.	1,792
771	Tox Free Solutions Ltd.	2,248
2,467	Transpacific Industries Group Ltd. ●	2,407
		15,173
	Austria - 2.9%
66	Andritz AG	3,647
29	Schoeller-Bleckmann Oilfield Equipment AG	3,072
160	Zumbotel AG	3,501
		10,220
	Belgium - 1.7%
26	CFE NPV	2,293
75	D'ieteren S.A.	3,588
		5,881
	Brazil - 0.6%
676	Magazine Luiza S.A. ●	2,226

	Canada - 0.3%
71	Pacific Rubiales Energy Corp.	1,082

	China - 0.8%
83	WuXi PharmaTech Cayman, Inc. ●	2,880

	Denmark - 3.4%
123	DSV A/S	3,938
117	H. Lundbeck A/S	2,904
115	Matas A/S ●	3,101
12	Rockwool International A/S Class B	2,125
		12,068
	Finland - 0.6%
86	Tikkurila Oyj	2,146

	France - 5.9%
43	AtoS	3,772
51	Eurazeo	3,673
104	Groupe FNAC S.A. ●	3,238
62	Imerys S.A.	5,055
36	Wendel S.A.	4,910
		20,648
	Germany - 3.6%
54	DMG Mori Seiki AG	1,737
41	ElringKlinger AG	1,494
36	Grenke Leasing	3,391
41	Rheinmetall AG	2,615
39	STRATEC Biomedical AG	1,716
15	Wacker Chemie AG	1,775
		12,728
	Hong Kong - 0.9%
1,813	Noble Group Ltd. ☼	1,345
622	Shanghai Fosun Pharmaceutical Co., Ltd. ☼	1,913
		3,258
	Indonesia - 0.3%
958	Matahari Department Store Tbk ●☼	913
	Italy - 3.9%
156	Azimut Holding S.p.A.	4,510
42	Banca Generali S.p.A.	1,274
3,413	Beni Stabili S.p.A.	2,532
868	Immobiliare Grande Distribuzione REIT	1,148
211	Pirelli & Co. S.p.A.	3,386
33	Salvatore Ferragamo Italia S.p.A.	1,029
		13,879
	Japan - 34.3%
100	AEON Mall Co., Ltd.	2,947
400	Amada Co., Ltd.	3,236
78	Asahi Intecc Co., Ltd.	3,146
65	CyberAgent, Inc.	3,130
188	Denyo Co., Ltd.	2,560
65	Digital Garage, Inc.	1,748
151	DMG Mori Seiki Co., Ltd.	2,631
388	Ferrotec, Corp.	2,485
3	GLP J-REIT	3,294
51	GMO Payment Gateway, Inc.	2,449
222	Hitachi Metals Ltd.	3,497
100	Hoshizaki Electric Co., Ltd.	3,557
86	IBJ Leasing Co., Ltd.	2,238
94	Ichiyoshi Securities Co., Ltd.	1,422
683	Ihi Corp.	3,097
145	IIDA Group Holdings Co., Ltd. ●	2,572
93	Internet Initiative Japan, Inc.	2,291
294	Jaccs Co., Ltd.	1,305
116	Jamco Corp.	1,877
45	Japan Petroleum Exploration Co., Ltd.	1,675
262	Makino Milling Machine Co.	2,165
99	Matsui Securities Co., Ltd.	1,126
99	Message Co., Ltd.	3,298
395	Mitsubishi Gas Chemical Co.	2,774
853	Mitsubishi UFJ Lease & Finance Co., Ltd.	4,455
70	Musashi Seimitsu Industry Co., Ltd.	1,362
167	Nihon Nohyaku Co., Ltd.	2,330
246	Nikkiso Co., Ltd.	3,096
173	Nippon Shinyaku Co., Ltd.	3,384
115	Nippon Shokubai Co., Ltd.	1,207
139	Pocket Card Co., Ltd.	1,004
69	Sanrio Co., Ltd.	2,545
256	Sanwa Holdings Corp.	1,784
90	Sega Sammy Holdings, Inc.	2,147
1,754	Shinsei Bank Ltd.	3,546
141	Shionogi & Co., Ltd.	2,862
175	Shizuoka Gas Co., Ltd.	1,035
171	Sumisho Computer Systems Corp.	4,709
149	Tenma Corp.	2,048
103	THK Co., Ltd.	2,228
201	Tokyo Tomin Bank Ltd.	2,000
25	Tsuruha Holdings, Inc.	2,321
93	Yamato Kogyo Co.	2,738
140	Yaskawa Electric Corp.	1,904
195	Yokogawa Electric Corp.	3,019
184	Yumeshin Holdings Co., Ltd.	1,609
84	Zenkoku Hosho Co., Ltd.	3,893
58	Zuiko Corp.	3,096
		120,842

1

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Luxembourg - 1.1%
185	AZ Electronic Materials S.A.	$1,207
156	Reinet Investments S.A. ●	2,817
		4,024
	Mexico - 1.1%
792	Fibra Uno Administracion S.A. REIT	2,556
696	Grupo Sanborns S.A. de C.V.	1,269
		3,825
	Netherlands - 1.3%
282	USG People N.V.	4,424

	Norway - 1.5%
201	Kongsberg Gruppen ASA	4,112
120	Petroleum Geo-Services ASA	1,244
		5,356
	Russia - 0.6%
184	O'Key Group S.A. GDR ■	1,927

	Singapore - 0.3%
1,603	Indofood Agri Resources Ltd.	963

	South Korea - 2.2%
2	Amorepacific Corp. ●	1,752
6	CJ O Shopping Co., Ltd. ☼	2,227
20	Green Cross Corp. ●☼	2,419
7	Lotte Chemical Corp. ●☼	1,326
		7,724
	Switzerland - 6.6%
34	Aryzta AG	2,685
25	Dufry Group ●	3,856
152	Gategroup Holding AG	4,528
406	Informa plc	3,443
6	Kuoni Reisen Holding AG	2,872
12	Partners Group	2,803
27	Tecan Group AG	3,002
		23,189
	United Kingdom - 18.6%
230	Babcock International Group plc	5,243
41	Berkeley (The) Group Holdings plc	1,719
1,358	Booker Group plc	3,448
219	Chemring Group plc	867
177	Concentric AB	1,873
380	Crest Nicholson Holdings Ltd ●	2,286
163	De La Rue plc	2,094
880	Direct Line Insurance Group plc	3,825
254	Domino's Pizza Group plc	2,207
472	Elementis plc ‡	1,980
2,012	Hansteen Holdings plc REIT	3,505
1,442	Hays plc	3,142
366	Henderson Group plc	1,320
149	Hunting plc	1,845
239	IG Group Holdings plc	2,458
177	James Fisher & Sons plc	4,058
100	Keller Group plc	1,943
141	Kier Group plc	4,365
470	Mears Group plc	3,704
599	Mothercare plc ●	2,576
313	Ophilr Energy plc ●	1,441
307	Savills plc	3,151
680	Thomas Cook Group plc	2,011
687	Tyman plc	2,952
54	Ultra Electronics Holdings plc	1,737
		65,750
	Total common stocks
	(cost $293,183)	$341,126

	Total long-term investments
	(cost $293,183)	$341,126

SHORT-TERM INVESTMENTS - 3.3%
	Repurchase Agreements - 3.3%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,564, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $1,595)
$1,564	0.02%, 1/31/2014	$1,564
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $516,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $526)
516	0.02%, 1/31/2014	516
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,344, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $1,370)
1,344	0.03%, 1/31/2014	1,344
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $1,423, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $1,452)
1,423	0.02%, 1/31/2014	1,423
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $3,125,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$3,188)
3,125	0.02%, 1/31/2014	3,125
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $415, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $424)
415	0.03%, 1/31/2014	415

2

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 3.3% - (continued)
	Repurchase Agreements - 3.3% - (continued)
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $347, collateralized by U.S. Treasury Note 2.63%, 2014, value of $354)
$347	0.02%, 1/31/2014		$347
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$2,967, collateralized by FFCB 0.14%,
2015, FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $3,026)
2,967	0.03%, 1/31/2014		2,967
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $27, collateralized by U.S. Treasury Note 2.38%, 2015, value of $28)
27	0.01%, 1/31/2014		27
			11,728
	Total short-term investments
	(cost $11,728)		$11,728

	Total investments
	(cost $304,911) ▲	100.1%	$352,854
	Other assets and liabilities	(0.1)%	(202)
	Total net assets	100.0%	$352,652

3

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $308,018 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$59,493
Unrealized Depreciation	(14,657)
Net Unrealized Appreciation	$44,836

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $1,927, which represents 0.5% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $324 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	02/05/2014	BOA	$58	$58	$–	$–
CHF	Buy	02/03/2014	JPM	537	530	–	(7)
EUR	Buy	02/03/2014	GSC	18	17	–	(1)
GBP	Buy	02/03/2014	GSC	356	353	–	(3)
GBP	Buy	02/04/2014	JPM	26	26	–	–
GBP	Buy	02/05/2014	SSG	50	50	–	–
HKD	Buy	02/04/2014	NAB	59	59	–	–
IDR	Buy	02/03/2014	JPM	29	29	–	–
JPY	Buy	02/03/2014	MSC	338	341	3	–
SGD	Buy	02/03/2014	SCB	44	44	–	–
						$3	$(11)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian New Rupiah
JPY	Japanese Yen
SGD	Singapore Dollar

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
J-REIT	Japanese Real Estate Investment Trust
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.7%
Consumer Staples	3.9
Energy	4.5
Financials	20.3
Health Care	8.6
Industrials	28.6
Information Technology	6.4
Materials	8.5
Utilities	0.3
Total	96.8%
Short-Term Investments	3.3
Other Assets and Liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities
as of January 31, 2014
Percentage of
Description	Net Assets
Australian Dollar	4.3%
Brazilian Real	0.6
British Pound	19.4
Canadian Dollar	0.3
Danish Kroner	3.4
Euro	20.7
Hong Kong Dollar	0.5
Indonesian New Rupiah	0.3
Japanese Yen	34.3
Mexican New Peso	1.1
Norwegian Krone	1.5
Republic of Korea Won	2.2
Singapore Dollar	0.7
Swedish Krona	0.5
Swiss Franc	5.6
United States Dollar	4.7
Other Assets and Liabilities	(0.1)
Total	100.0%

5

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$15,173	$–	$15,173	$–
Austria	10,220	–	10,220	–
Belgium	5,881	2,293	3,588	–
Brazil	2,226	2,226	–	–
Canada	1,082	1,082	–	–
China	2,880	2,880	–	–
Denmark	12,068	3,101	8,967	–
Finland	2,146	–	2,146	–
France	20,648	3,238	17,410	–
Germany	12,728	1,716	11,012	–
Hong Kong	3,258	–	3,258	–
Indonesia	913	–	913	–
Italy	13,879	3,680	10,199	–
Japan	120,842	2,572	118,270	–
Luxembourg	4,024	2,817	1,207	–
Mexico	3,825	3,825	–	–
Netherlands	4,424	–	4,424	–
Norway	5,356	4,112	1,244	–
Russia	1,927	1,927	–	–
Singapore	963	–	963	–
South Korea	7,724	–	7,724	–
Switzerland	23,189	–	23,189	–
United Kingdom	65,750	27,556	38,194	–
Total	341,126	63,025	278,101	–
Short-Term Investments	11,728	–	11,728	–
Total	$352,854	$63,025	$289,829	$–
Foreign Currency Contracts*	3	–	3	–
Total	$3	$–	$3	$–
Liabilities:
Foreign Currency Contracts*	11	–	11	–
Total	$11	$–	$11	$–

♦	For the three-month period ended January 31, 2014, investments valued at $13,782 were transferred from Level 1 to Level 2, and investments valued at $11,367 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

The Hartford International Value Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 88.9%
	Australia - 0.7%
35	Energy Resources of Australia Ltd. ●	$38
435	Qantas Airways Ltd. ●	417
		455
	Austria - 0.6%
17	Zumbotel AG	364

	Belgium - 1.8%
15	Ageas	629
104	Agfa Gevaert N.V. ●	306
4	Delhaize-Le Lion S.A.	236
		1,171
	Brazil - 0.8%
46	Banco Santander Brasil S.A.	209
32	HRT Participacoes em Petroleo S.A. ●	15
29	Petroleo Brasileiro S.A. ADR	328
		552
	Canada - 1.5%
8	Barrick Gold Corp.	158
23	EnCana Corp.	410
13	Northern Dynasty Minerals Ltd. ●	17
34	Painted Pony Petroleum Ltd. ●	226
31	Uranium Participation Corp. ●	154
		965
	China - 1.2%
394	AMVIG Holdings Ltd.	162
238	Daphne International Holdings Ltd.	121
368	New World Department Store China ☼	187
46	Sinovac Biotech Ltd. ●	288
		758
	Denmark - 0.7%
19	H. Lundbeck A/S	471

	France - 14.8%
7	Alten Ltd.	301
9	BNP Paribas	682
11	Capital Gemini S.A.	755
4	Ciments Francais S.A.	332
14	Compagnie De Saint-Gobain	728
9	Devoteam S.A.	173
26	GDF Suez	569
22	GFI Informatique S.A.	148
3	Groupe FNAC S.A. ●	101
18	Groupe Steria SCA	361
15	Lagardere S.C.A.	513
11	Metropole Television S.A.	235
25	Orange S.A.	312
40	Peugeot S.A.	621
6	Renault S.A.	536
2	S.p.A.Group S.A.	235
8	Saft Groupe S.A.	263
12	Societe Generale Class A	698
11	Thales S.A.	698
20	Total S.A.	1,157
13	Vivendi S.A.	362
		9,780
	Germany - 3.5%
1	Allianz SE	128
17	Deutsche Lufthansa AG	409
18	E.On SE	324
10	Elmos Semiconductor AG	164
27	Kontron AG	185
7	Rheinmetall AG	427
9	RWE AG	335
8	Salzgitter AG	361
		2,333
	Hong Kong - 0.7%
142	Clear Media Ltd.	130
28	Dah Sing Financial Group	136
560	Kingboard Laminates Holdings ☼	208
		474
	India - 1.5%
142	Allahabad Bank Ltd.	181
48	Canara Bank Ltd.	168
27	Corp. Bank	107
400	Manappuram Finance Ltd.	126
94	NTPC Ltd.	189
26	Oil India Ltd.	196
		967
	Ireland - 1.3%
134	AER Lingus Group plc	260
19	CRH plc	499
13	Grafton Group plc	129
		888
	Israel - 0.5%
22	Orbotech Ltd. ●	295

	Italy - 4.3%
21	Banca Popolare dell'Emilia Tomagna Scrl	200
20	Buzzi Unicem S.p.A.	362
29	Eni S.p.A.	652
87	Geox S.p.A.	353
167	Intesa Sanpaolo S.p.A. ‡	449
82	Saras S.p.A. ●	99
66	Unicredit S.p.A.	496
32	Unione di Banche Italiane S.p.A.	235
		2,846
	Japan - 29.2%
5	Adastria Holdings Co Ltd	124
10	AEON Delight Co., Ltd.	208
9	Alpha Systems, Inc.	111
23	Alpine Electronics, Inc.	319
20	Canon, Inc.	575
12	Cawachi Ltd.	218
28	Chubu Steel Plate Co., Ltd.	125
3	CMIC Holdings Co Ltd	40
34	Daiichi Sankyo Co., Ltd.	570
18	Dai-Ichi Seiko Co., Ltd.	220
61	Dainippon Screen Manufacturing Co., Ltd.	287
12	DeNa Co., Ltd.	229
14	Doshisha Co., Ltd.	189
9	DTS Corp.	166
55	Eighteenth (The) Bank Ltd.	121
11	Eisai Co., Ltd.	430
6	En-Japan, Inc.	127

1

The Hartford International Value Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 88.9% - (continued)
	Japan - 29.2% - (continued)
11	Exedy Corp.	$346
27	Fuji Machine Manufacturing Co.	239
25	Fujimi, Inc.	311
149	Fujitsu Ltd.	833
27	Funai Electric Co., Ltd.	332
24	Futaba Corp.	301
10	Gendai Agency, Inc.	61
49	Higashi-Nippon Bank Ltd.	125
23	Hisaka Works Ltd.	226
22	Hitachi Chemical Co., Ltd.	310
25	Honeys Co., Ltd.	221
43	Hosiden Corp.	215
41	Inpex Corp.	481
10	Itochu Techno-Solutions Corp.	401
22	Japan Digital Laboratory Co., Ltd.	331
5	Japan Petroleum Exploration Co., Ltd.	200
9	JSR Corp.	151
23	Keihin Corp.	337
21	Melco Holdings, Inc.	348
22	Mimasu Semiconductor Industry Co., Ltd.	180
14	Miraial Co., Ltd.	205
108	Mitsubishi UFJ Financial Group, Inc.	647
100	Mitsui Chemicals, Inc.	240
18	Mitsumi Electric Co., Ltd.	124
33	Net One Systems Co., Ltd.	208
3	Nintendo Co., Ltd.	333
29	Nishimatsuya Chain Co., Ltd.	227
5	Nitto Denko Corp.	200
26	Nok Corp.	412
10	NSD Co., Ltd.	141
52	Oita Bank Ltd.	210
6	Pal Co., Ltd.	117
12	Proto Corp.	166
11	Rohm Co., Ltd.	568
16	Roland Corp.	208
39	Shin-Etsu Polymer Co., Ltd.	144
36	Shinkawa Ltd.	212
23	Shinko Electric Industries Co., Ltd.	175
21	Shionogi & Co., Ltd.	428
12	Star Micronics Co., Ltd.	142
93	Sumitomo Bakelite Co., Ltd.	347
13	Sumitomo Mitsui Financial Group, Inc.	588
45	T&D Holdings, Inc.	545
49	Tochigi (The) Bank Ltd.	191
11	Tokai Rika Co., Ltd.	204
31	Tokai Rubber Industries Ltd.	325
11	Tokyo Electron Ltd.	563
16	Tokyo Seimitsu Co., Ltd.	304
17	Toyota Boshoku Corp.	198
5	Tri-Stage, Inc.	62
26	Ushio, Inc.	313
12	XEBIO Co., Ltd.	239
46	Yamanashi (The) Chuo Bank Ltd.	195
12	Zuken, Inc.	95
		19,284
	Netherlands - 3.8%
22	Delta Lloyd N.V.	571
51	ING Groep N.V. ●	673
19	Koninklijke Philips N.V.	660
30	USG People N.V.	467
5	Wolters Kluwer N.V.	129
		2,500
	Norway - 1.1%
14	Statoil ASA	322
69	Storebrand ASA	410
		732
	Portugal - 0.3%
147	Banco Espirito Santo S.A. ●	224

	Russia - 0.5%
36	OAO Gazprom Class S ADR	297

	South Africa - 0.3%
94	Raubex Group Ltd. ☼	193

	South Korea - 1.5%
10	KB Financial Group, Inc. ●	328
13	Korea Telecom Corp.	372
5	Shinhan Financial Group Co., Ltd. ●	219
5	Tongyang Life Insurance ☼	55
		974
	Spain - 1.7%
23	Almirall S.A.	367
31	Banco Popular Espanol	214
31	Banco Popular Espanol Rights	2
36	Telefonica S.A.	552
		1,135
	Switzerland - 5.1%
7	Adecco S.A.	579
5	Holcim Ltd.	331
7	Julius Baer Group Ltd.	319
29	Micronas Semiconductor Holding AG	231
4	Roche Holding AG	1,031
5	Swiss Re Ltd.	424
24	UBS AG	475
		3,390
	Taiwan - 1.1%
42	Asustek Computer, Inc.	384
415	Compal Electronics, Inc.	308
		692
	United Kingdom - 10.4%
12	Anglo American plc	277
22	AstraZeneca plc	1,376
89	Barclays Bank plc ADR	397
190	BP plc	1,491
23	Catlin Group Ltd.	199
155	Hays plc	338
62	Home Retail Group	182
117	HSBC Holdings plc	1,197
83	Lonmin plc	414
37	Mothercare plc ●	161
98	SIG plc	316
25	Standard Chartered plc	511
		6,859

2

The Hartford International Value Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 88.9% - (continued)
	Total common stocks
	(cost $56,306)		$58,599

	Total long-term investments
	(cost $56,306)		$58,599

SHORT-TERM INVESTMENTS - 8.4%
	Repurchase Agreements - 8.4%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $739, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $754)
$739	0.02%, 1/31/2014		$739
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $244,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $249)
244	0.02%, 1/31/2014		244
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $635, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $648)
635	0.03%, 1/31/2014		635
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $673, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $686)
673	0.02%, 1/31/2014		673
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,478,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$1,507)
1,478	0.02%, 1/31/2014		1,478
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $197, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $200)
197	0.03%, 1/31/2014		197
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $164, collateralized by U.S. Treasury Note 2.63%, 2014, value of $168)
164	0.02%, 1/31/2014		164
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$1,403, collateralized by FFCB 0.14%,
2015, FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $1,431)
1,403	0.03%, 1/31/2014		1,403
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $13, collateralized by U.S. Treasury Note 2.38%, 2015, value of $13)
13	0.01%, 1/31/2014		13
			5,546
	Total short-term investments
	(cost $5,546)		$5,546

	Total investments
	(cost $61,852) ▲	97.3%	$64,145
	Other assets and liabilities	2.7%	1,812
	Total net assets	100.0%	$65,957

3

The Hartford International Value Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $62,038 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,496
Unrealized Depreciation	(1,389)
Net Unrealized Appreciation	$2,107

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $168 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/04/2014	BOA	$59	$59	$–	$–
CHF	Buy	02/04/2014	GSC	48	48	–	–
CHF	Buy	02/03/2014	JPM	60	59	–	(1)
DKK	Buy	02/03/2014	GSC	60	59	–	(1)
EUR	Buy	02/04/2014	BNP	394	392	–	(2)
EUR	Buy	02/03/2014	GSC	520	513	–	(7)
EUR	Buy	02/04/2014	SSG	49	49	–	–
EUR	Buy	02/05/2014	SSG	393	392	–	(1)
GBP	Buy	02/03/2014	GSC	299	297	–	(2)
GBP	Buy	02/04/2014	JPM	48	48	–	–
GBP	Buy	02/05/2014	SSG	124	124	–	–
HKD	Buy	02/04/2014	NAB	93	93	–	–
JPY	Buy	02/04/2014	BOA	405	406	1	–
JPY	Buy	02/05/2014	BOA	238	239	1	–
JPY	Buy	02/03/2014	MSC	396	399	3	–
JPY	Sell	04/10/2014	BCLY	495	508	–	(13)
JPY	Sell	02/14/2014	BOA	190	191	–	(1)
JPY	Sell	03/17/2014	BOA	536	522	14	–
JPY	Sell	03/17/2014	BOA	292	293	–	(1)
JPY	Sell	04/10/2014	BOA	79	79	–	–
JPY	Sell	02/14/2014	JPM	183	183	–	–
JPY	Sell	02/14/2014	SSG	478	453	25	–
NOK	Buy	02/04/2014	BNP	48	48	–	–
NOK	Buy	02/05/2014	DEUT	49	49	–	–
ZAR	Buy	02/03/2014	GSC	20	20	–	–
						$44	$(29)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford International Value Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.0%
Consumer Staples	0.7
Energy	9.0
Financials	20.3
Health Care	8.2
Industrials	11.7
Information Technology	16.3
Materials	7.1
Services	2.4
Utilities	2.2
Total	88.9%
Short-Term Investments	8.4
Other Assets and Liabilities	2.7
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities
as of January 31, 2014
Percentage of
Description	Net Assets
Australian Dollar	0.7%
Brazilian Real	0.0
British Pound	11.3
Canadian Dollar	1.5
Danish Kroner	0.7
Euro	31.2
Hong Kong Dollar	1.5
Indian Rupee	1.5
Japanese Yen	29.2
Norwegian Krone	1.1
Republic of Korea Won	1.5
South African Rand	0.3
Swiss Franc	5.1
Taiwanese Dollar	1.1
United States Dollar	10.6
Other Assets and Liabilities	2.7
Total	100.0%

5

The Hartford International Value Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$58,599	$5,309	$53,290	$–
Short-Term Investments	5,546	–	5,546	–
Total	$64,145	$5,309	$58,836	$–
Foreign Currency Contracts *	44	–	44	–
Total	$44	$–	$44	$–
Liabilities:
Foreign Currency Contracts *	29	–	29	–
Total	$29	$–	$29	$–

♦	For the three-month period ended January 31, 2014, investments valued at $407 were transferred from Level 1 to Level 2, and investments valued at $431 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

The Hartford MidCap Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.8%
	Automobiles and Components - 2.9%
1,775	Allison Transmission Holdings, Inc.	$51,004
992	Harley-Davidson, Inc.	61,201
		112,205
	Banks - 3.6%
228	Cullen/Frost Bankers, Inc.	16,876
482	East West Bancorp, Inc.	16,143
774	First Republic Bank	37,571
609	M&T Bank Corp.	67,952
		138,542
	Capital Goods - 8.6%
622	IDEX Corp.	44,758
896	Jacobs Engineering Group, Inc. ●	54,366
918	Lennox International, Inc.	79,474
650	MSC Industrial Direct Co., Inc.	54,616
803	PACCAR, Inc.	44,993
420	Pall Corp.	33,656
266	Wabco Holdings, Inc. ●	22,970
		334,833
	Commercial and Professional Services - 8.2%
856	Clean Harbors, Inc. ●	48,032
1,256	Equifax, Inc. ●	88,020
671	Manpowergroup, Inc.	52,276
1,809	Robert Half International, Inc.	75,562
1,367	Waste Connections, Inc.	55,903
		319,793
	Consumer Durables and Apparel - 1.7%
57	NVR, Inc. ●	65,906

	Diversified Financials - 4.2%
378	Greenhill & Co., Inc.	19,640
679	Invesco Ltd.	22,562
466	Moody's Corp.	34,730
1,665	SEI Investments Co.	56,695
393	T. Rowe Price Group, Inc.	30,823
		164,450
	Energy - 9.2%
648	Cabot Oil & Gas Corp.	25,896
1,891	Cobalt International Energy, Inc. ●	30,948
1,012	Consol Energy, Inc.	37,809
1,558	Denbury Resources, Inc. ●	25,037
380	Energen Corp.	26,906
424	EQT Corp.	39,310
310	Laredo Petroleum, Inc. ●	7,669
404	Oceaneering International, Inc.	27,536
1,489	Patterson-UTI Energy, Inc.	38,249
94	Pioneer Natural Resources Co.	15,859
500	Range Resources Corp.	43,087
1,678	Superior Energy Services, Inc.	39,671
		357,977
	Food and Staples Retailing - 0.5%
203	PriceSmart, Inc.	18,440

	Food, Beverage and Tobacco - 1.9%
651	Molson Coors Brewing Co.	34,267
570	Monster Beverage Corp. ●	38,704
		72,971
	Health Care Equipment and Services - 5.3%
1,949	Allscripts Healthcare Solutions, Inc. ●	32,277
414	Envision Healthcare Holdings ●	13,684
254	MEDNAX, Inc. ●	14,144
209	Omnicare, Inc.	13,048
1,036	Patterson Cos., Inc.	41,391
492	Sirona Dental Systems, Inc. ●	35,400
253	Team Health Holdings ●	10,926
560	Universal Health Services, Inc. Class B	45,899
		206,769
	Insurance - 3.9%
117	Alleghany Corp. ●	43,518
69	Fairfax Financial Holdings Ltd.	26,742
98	Markel Corp. ●	52,698
683	W.R. Berkley Corp.	26,467
		149,425
	Materials - 1.9%
491	Packaging Corp. of America	31,686
127	Sherwin-Williams Co.	23,186
425	Silgan Holdings, Inc.	19,462
		74,334
	Media - 1.6%
880	DreamWorks Animation SKG, Inc. ●	29,699
900	Pandora Media, Inc. ●	32,468
		62,167
	Pharmaceuticals, Biotechnology and Life Sciences - 14.2%
241	Actavis plc ●	45,497
1,899	Alkermes plc ●	92,465
355	Alnylam Pharmaceuticals, Inc. ●	29,683
677	Cubist Pharmaceuticals, Inc. ●	49,490
177	Illumina, Inc. ●	26,944
673	Incyte Corp. ●	44,111
1,425	Ironwood Pharmaceuticals, Inc. ●	19,761
516	Medivation, Inc. ●	41,054
1,585	Mylan, Inc. ●	71,953
481	Salix Pharmaceuticals Ltd. ●	46,842
563	Vertex Pharmaceuticals, Inc. ●	44,491
381	Waters Corp. ●	41,248
		553,539
	Real Estate - 0.4%
163	Zillow, Inc. ●	13,380

	Retailing - 7.0%
744	Advance Automotive Parts, Inc.	85,384
1,259	CarMax, Inc. ●	56,797
1,030	HomeAway, Inc. ●	42,091
146	Joseph A. Bank Clothiers, Inc. ●	8,194
238	Tiffany & Co.	19,770
789	TripAdvisor, Inc. ●	60,866
		273,102
	Semiconductors and Semiconductor Equipment - 2.6%
1,386	Maxim Integrated Products, Inc.	41,929
1,235	NXP Semiconductors N.V. ●	59,710
		101,639
	Software and Services - 13.2%
1,002	Akamai Technologies, Inc. ●	47,793
401	ANSYS, Inc. ●	31,475
910	Autodesk, Inc. ●	46,623

1

The Hartford MidCap Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.8% - (continued)
	Software and Services - 13.2% - (continued)
228	Factset Research Systems, Inc.		$24,148
345	Gartner, Inc. Class A ●		24,268
4,612	Genpact Ltd. ●		78,270
535	Informatica Corp. ●		21,584
876	Micros Systems, Inc. ●		48,659
370	Solera Holdings, Inc.		24,753
2,339	Vantiv, Inc. ●		70,968
558	VeriSign, Inc. ●		32,799
496	WEX, Inc. ●		40,830
286	Yelp, Inc. ●		21,685
			513,855
	Technology Hardware and Equipment - 4.1%
432	Amphenol Corp. Class A		37,535
208	FEI Co.		19,463
1,305	National Instruments Corp.		37,858
1,971	Trimble Navigation Ltd. ●		63,731
			158,587
	Transportation - 2.7%
1,141	Expeditors International of Washington, Inc.		46,603
337	Genesee & Wyoming, Inc. Class A ●		30,473
386	J.B. Hunt Transport Services, Inc.		28,966
			106,042
	Utilities - 2.1%
338	Northeast Utilities		14,811
1,118	UGI Corp.		48,490
420	Wisconsin Energy Corp.		17,914
			81,215
	Total common stocks
	(cost $2,831,119)		$3,879,171

	Total long-term investments
	(cost $2,831,119)		$3,879,171

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,097, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $1,119)
$1,097	0.02%, 1/31/2014		$1,097
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $362,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $369)
362	0.02%, 1/31/2014		362
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $943, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%,
2014 - 2043, FNMA 2.00% - 3.50%, 2025 -
2028, GNMA 3.50%, 2042 - 2043, U.S.
	Treasury Note 2.38%, 2014, value of $962)
943	0.03%, 1/31/2014		943
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $999, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $1,019)
999	0.02%, 1/31/2014		999
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $2,194,
collateralized by U.S. Treasury Bill 0.06%
- 0.10%, 2014, U.S. Treasury Bond 3.00%
- 8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$2,238)
2,194	0.02%, 1/31/2014		2,194
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $291,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021 -
2043, GNMA 3.00% - 6.00%, 2037 - 2053,
	value of $297)
291	0.03%, 1/31/2014		291
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $244, collateralized by U.S. Treasury Note 2.63%, 2014, value of $249)
244	0.02%, 1/31/2014		244
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $2,083, collateralized by FFCB
0.14%, 2015, FHLB 0.55%, 2017, FHLMC
3.00% - 4.38%, 2015 - 2043, FNMA 2.50%
	- 4.50%, 2025 - 2043, value of $2,124)
2,083	0.03%, 1/31/2014		2,083
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $19, collateralized by U.S. Treasury Note 2.38%, 2015, value of $20)
19	0.01%, 1/31/2014		19
			8,232
	Total short-term investments
	(cost $8,232)		$8,232

	Total investments
	(cost $2,839,351) ▲	100.0%	$3,887,403
	Other assets and liabilities	—%	1,621
	Total net assets	100.0%	$3,889,024

2

The Hartford MidCap Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $2,848,285 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,066,238
Unrealized Depreciation	(27,120)
Net Unrealized Appreciation	$1,039,118

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.2%
Consumer Staples	2.4
Energy	9.2
Financials	12.1
Health Care	19.5
Industrials	19.5
Information Technology	19.9
Materials	1.9
Utilities	2.1
Total	99.8%
Short-Term Investments	0.2
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

The Hartford MidCap Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$3,879,171	$3,879,171	$–	$–
Short-Term Investments	8,232	–	8,232	–
Total	$3,887,403	$3,879,171	$8,232	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

The Hartford MidCap Value Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Automobiles and Components - 0.9%
171	Goodyear (The) Tire & Rubber Co.	$4,053

	Banks - 6.8%
154	BankUnited, Inc.	4,784
161	Comerica, Inc.	7,374
264	EverBank Financial Corp.	4,696
71	First Midwest Bancorp, Inc.	1,140
75	Iberiabank Corp.	4,958
236	Zions Bancorporation	6,788
		29,740
	Capital Goods - 15.5%
229	Barnes Group, Inc.	8,581
80	Chicago Bridge & Iron Co. N.V.	5,977
79	Curtis-Wright Corp.	4,877
79	Esterline Technologies Corp. ●	8,167
70	Hubbell, Inc. Class B	8,183
170	KBR, Inc.	5,324
116	Moog, Inc. Class A ●	6,961
15	Orbital Sciences Corp. ●	364
34	Pentair Ltd.	2,557
217	Rexel S.A.	5,567
22	Teledyne Technologies, Inc. ●	1,984
111	WESCO International, Inc. ●	9,242
		67,784
	Consumer Durables and Apparel - 5.5%
127	Lennar Corp.	5,101
258	Newell Rubbermaid, Inc.	7,963
1,868	Samsonite International S.A.	5,121
164	Toll Brothers, Inc. ●	6,038
		24,223
	Consumer Services - 1.3%
169	Norwegian Cruise Line Holdings Ltd. ●	5,911

	Diversified Financials - 2.4%
148	LPL Financial Holdings, Inc.	7,912
101	Santander Consumer USA Holdings, Inc. ●	2,588
182	Solar Cayman Ltd. ⌂■●†	13
		10,513
	Energy - 5.2%
350	Cobalt International Energy, Inc. ●	5,725
67	Diamondback Energy, Inc. ●	3,493
46	HollyFrontier Corp.	2,139
120	Newfield Exploration Co. ●	2,975
142	QEP Resources, Inc.	4,390
344	Trican Well Service Ltd.	3,936
		22,658
	Food, Beverage and Tobacco - 3.1%
206	Ebro Foods S.A.	4,560
89	Ingredion, Inc.	5,532
1,042	Treasury Wine Estates Ltd.	3,335
		13,427
	Health Care Equipment and Services - 3.6%
266	Brookdale Senior Living, Inc. ●	7,293
51	Community Health Systems, Inc. ●	2,129
97	Wellcare Health Plans, Inc. ●	6,335
		15,757
	Insurance - 8.7%
89	Argo Group International Holdings Ltd.	4,000
125	Hanover Insurance Group, Inc.	6,936
33	Principal Financial Group, Inc.	1,425
136	Reinsurance Group of America, Inc.	10,128
308	Unum Group	9,908
206	XL Group plc	5,920
		38,317
	Materials - 9.0%
134	Cabot Corp.	6,517
104	Celanese Corp.	5,251
303	Louisiana-Pacific Corp. ●	5,306
176	Methanex Corp. ADR	10,528
111	Owens-Illinois, Inc. ●	3,556
95	Packaging Corp. of America	6,150
246	Rexam plc	1,988
		39,296
	Media - 1.6%
83	AMC Entertainment Holdings ●	1,782
332	Interpublic Group of Cos., Inc.	5,422
		7,204
	Pharmaceuticals, Biotechnology and Life Sciences - 4.5%
572	Almirall S.A.	9,126
70	Ono Pharmaceutical Co., Ltd.	6,075
63	UCB S.A.	4,467
		19,668
	Real Estate - 7.2%
140	American Assets Trust, Inc. REIT	4,696
211	Blackstone Mortgage Trust, Inc. REIT	5,932
153	Equity Lifestyle Properties, Inc. REIT	5,995
95	Extra Space Storage, Inc. REIT	4,328
237	Forest City Enterprises, Inc. REIT ●	4,305
63	Hatteras Financial Corp. REIT	1,136
126	Plum Creek Timber Co., Inc. REIT	5,410
		31,802
	Retailing - 2.1%
190	Express, Inc. ●	3,296
96	GNC Holdings, Inc.	4,896
13	Ross Stores, Inc.	849
		9,041
	Semiconductors and Semiconductor Equipment - 8.7%
183	Avago Technologies Ltd.	9,994
138	Maxim Integrated Products, Inc.	4,179
283	Microsemi Corp. ●	6,626
199	NXP Semiconductors N.V. ●	9,602
251	Skyworks Solutions, Inc. ●	7,587
		37,988
	Software and Services - 3.9%
199	Booz Allen Hamilton Holding Corp.	3,632
82	Check Point Software Technologies Ltd. ADR ●	5,352
178	Verint Systems, Inc. ●	8,066
		17,050
	Technology Hardware and Equipment - 2.5%
183	Arrow Electronics, Inc. ●	9,423
25	SanDisk Corp.	1,711
		11,134

1

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Transportation - 0.9%
107	Avis Budget Group, Inc. ●		$4,039

	Utilities - 4.9%
95	Alliant Energy Corp.		4,921
130	Great Plains Energy, Inc.		3,198
157	UGI Corp.		6,808
134	Westar Energy, Inc.		4,438
46	Wisconsin Energy Corp.		1,971
			21,336
	Total common stocks
	(cost $340,888)		$430,941

	Total long-term investments
	(cost $340,888)		$430,941

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $694, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $708)
$694	0.02%, 1/31/2014		$694
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $229,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $234)
229	0.02%, 1/31/2014		229
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $597, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $609)
597	0.03%, 1/31/2014		597
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $632, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $645)
632	0.02%, 1/31/2014		632
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,388,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$1,416)
1,388	0.02%, 1/31/2014		1,388
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $184, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $188)
184	0.03%, 1/31/2014		184
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $154, collateralized by U.S. Treasury Note 2.63%, 2014, value of $157)
154	0.02%, 1/31/2014		154
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the
amount of $1,318, collateralized by FFCB 0.14%,
2015, FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $1,344)
1,318	0.03%, 1/31/2014		1,318
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $12, collateralized by U.S. Treasury Note 2.38%, 2015, value of $12)
12	0.01%, 1/31/2014		12
			5,208
	Total short-term investments
	(cost $5,208)		$5,208

	Total investments
	(cost $346,096) ▲	99.5%	$436,149
	Other assets and liabilities	0.5%	2,292
	Total net assets	100.0%	$438,441

2

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $345,609 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$97,355
Unrealized Depreciation	(6,815)
Net Unrealized Appreciation	$90,540

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $13, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $13, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	182	Solar Cayman Ltd. - 144A	$53

At January 31, 2014, the aggregate value of these securities was $13, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/04/2014	BOA	$430	$430	$–	$–
EUR	Buy	02/03/2014	GSC	81	80	–	(1)
GBP	Buy	02/03/2014	GSC	8	8	–	–
HKD	Sell	02/05/2014	BOA	112	112	–	–
HKD	Sell	02/05/2014	UBS	775	775	–	–
JPY	Buy	02/03/2014	MSC	27	27	–	–
						$–	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.4%
Consumer Staples	3.1
Energy	5.2
Financials	25.1
Health Care	8.1
Industrials	16.4
Information Technology	15.1
Materials	9.0
Utilities	4.9
Total	98.3%
Short-Term Investments	1.2
Other Assets and Liabilities	0.5
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$430,941	$396,256	$34,672	$13
Short-Term Investments	5,208	–	5,208	–
Total	$436,149	$396,256	$39,880	$13
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Common Stocks	$280	$245	$(202	)*	$—	$—	$(310)	$—	$—	$13
Total	$280	$245	$(202)		$—	$—	$(310)	$—	$—	$13

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

The Hartford Municipal Opportunities Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 93.2%
	Alabama - 1.6%
	County of Jefferson AL Sewer Rev
$2,000	5.00%, 10/01/2017	$2,176
	Mobile, AL, Industrial Development Board Pollution
2,540	1.65%, 06/01/2034	2,548
		4,724
	Arizona - 1.7%
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	263
	Pima County, AZ, Industrial DA Education Rev Obligor: Legacy Traditional Charter School
1,460	8.50%, 07/01/2039	1,598
	Salt River, AZ, Agricultural Improvement
3,000	5.00%, 12/01/2027	3,393
		5,254
	California - 11.0%
	California State Communities DA Rev
955	0.94%, 04/01/2036 Δ	715
1,000	5.63%, 10/01/2032	951
	California State GO
4,985	6.50%, 04/01/2033	6,019
	California State Public Works Board Lease Rev
2,000	5.25%, 10/01/2023	2,294
	California State Public Works Board, Correctional Facilities Improvement
1,000	6.00%, 03/01/2035	1,147
	California State Public Works Board, State University Trustees
2,000	6.25%, 04/01/2034	2,299
	Foothill-Eastern Transportation Corridor Agency
660	5.00%, 01/15/2053 Δ	718
	Irvine, CA, Improvement Bond Act
1,065	4.00%, 09/02/2016	1,123
	Oakland, CA, Airport Rev
1,000	5.00%, 05/01/2026	1,077
	Port of Oakland, CA
500	5.00%, 05/01/2023	559
	San Bernardino City CA Unif School Dist GO
1,150	5.00%, 08/01/2021	1,327
	San Buenaventura, CA, Obligor: Community Memorial Health System
1,000	7.50%, 12/01/2041	1,118
	San Diego, CA, Redev Agency Tax Allocation
3,000	7.00%, 11/01/2039	3,400
	San Jose, CA, Redev Agency
2,575	5.00%, 08/01/2022	2,667
500	6.50%, 08/01/2023	547
	Santa Cruz County, CA, Redev Agency
1,250	5.00%, 09/01/2024	1,385
1,335	6.63%, 09/01/2029	1,498
	Santa Margarita, CA, Water Dist Special Tax
500	4.25%, 09/01/2021	499
1,000	5.00%, 09/01/2022 - 09/01/2023	1,028
	Twin Rivers, CA, Unif School Dist Cops
3,000	3.45%, 07/01/2037	3,005
		33,376
	Colorado - 0.6%
	Baptist Road Rural Transportation Auth, Sales & Use Tax Rev
630	5.00%, 12/01/2026	533
	Denver, CO, City & County Special Fac Airport Rev
1,000	5.00%, 11/15/2018	1,132
		1,665
	Connecticut - 2.2%
	Bridgeport, CT, GO
860	4.00%, 08/15/2014	874
	Hamden, CT, Facilities Rev, Whitney Center Proj Ser A
1,250	7.63%, 01/01/2030	1,319
2,250	7.75%, 01/01/2043	2,319
	Hartford, CT, GO
1,850	5.00%, 04/01/2026	2,049
		6,561
	District of Columbia - 1.3%
	Metropolitan Washington, DC, Airport Auth System Rev
3,450	5.00%, 10/01/2020 - 10/01/2022	3,970

	Florida - 8.3%
	Arlington of Naples
500	6.50%, 05/15/2020 ■	499
500	7.00%, 05/15/2024 ■	509
	Florida Village Community Development Dist No 8
2,280	6.38%, 05/01/2038	2,559
	Greater Orlando, FL, Aviation Auth
4,340	5.00%, 10/01/2021 - 10/01/2024	4,872
	Highlands County, FL, Adventist Health (Prerefunded with US Gov't Securities)
125	5.25%, 11/15/2036	141
	Highlands County, FL, Health Fac Auth
1,905	5.25%, 11/15/2036	1,987
	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,155
	Jacksonville, FL, Sales Tax Rev
2,700	5.00%, 10/01/2021	3,065
	Lakeland, FL, Retirement Community Rev
1,750	6.38%, 01/01/2043	1,764
	Lee County, FL, School Board
1,000	4.00%, 08/01/2016	1,074
	Magnolia Creek, FL, Community Development Dist Capital Improvement
500	0.00%, 05/01/2039 ●	175
	Miami-Dade County, FL, Aviation Rev
3,500	5.00%, 10/01/2024 - 10/01/2026	3,699
	Orange County, FL, School Board
2,130	5.00%, 08/01/2026	2,341
	River Bend Community Development Dist, Capital Improvement Rev
1,560	0.00%, 11/01/2015 ●	201
		25,041
	Georgia - 1.7%
	Clayton County, GA, DA
2,000	9.00%, 06/01/2035	2,132

1

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 93.2% - (continued)
	Georgia - 1.7% - (continued)
	Dekalb Newton & Gwinnett Counties, GA, Joint DA
$1,500	6.00%, 07/01/2034	$1,614
	Marietta, GA, DA Life University Inc Proj
1,500	7.00%, 06/15/2030	1,541
		5,287
	Hawaii - 0.4%
	Hawaii State Dept of Transportation
1,000	5.00%, 08/01/2022	1,092

	Illinois - 6.5%
	Aurora, IL, Tax Increment Rev
870	6.75%, 12/30/2027	882
	Chicago, IL, O'Hare International Airport Rev
345	5.00%, 01/01/2015	359
855	5.25%, 01/01/2027	857
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
192	0.00%, 03/01/2037 ●	86
	Illinois FA Rev, Art Institute of Chicago Ser A
1,400	6.00%, 03/01/2038	1,511
	Illinois FA Rev, Silver Cross Hospital & Medicine
3,000	5.50%, 08/15/2030	3,037
	Illinois State GO
1,085	4.00%, 08/01/2014	1,104
1,500	5.00%, 01/01/2022	1,646
1,500	5.25%, 01/01/2021	1,716
	Illinois State Sales Tax Rev
3,550	5.00%, 06/15/2026	3,611
2,000	6.50%, 06/15/2022	2,375
	Illinois State Unemployment Insurance Fund
2,500	5.00%, 06/15/2019 - 12/15/2019	2,649
		19,833
	Indiana - 0.6%
	Vigo County, IN, Hospital Auth
2,000	5.75%, 09/01/2042 ■	1,838

	Kentucky - 1.3%
	Kentucky Public Transportation Inf Auth
350	5.00%, 07/01/2017	390
	Louisville & Jefferson County, KY
1,710	1.65%, 10/01/2033 Δ	1,733
	Louisville & Jefferson County, KY, Metropolitan Government Rev
1,515	5.00%, 12/01/2023	1,703
		3,826
	Louisiana - 1.8%
	LA, Tobacco Settlement Financing Corp
2,500	5.00%, 05/15/2026	2,683
	New Orleans, LA, Aviation Board
2,500	6.00%, 01/01/2023	2,793
		5,476
	Massachusetts - 2.2%
	Massachusetts St Health & Education Facs Auth Rev
1,000	5.00%, 07/01/2016	1,063
	Massachusetts State Development Fin Agency Rev
1,200	8.00%, 04/15/2031	1,400
	Massachusetts State Health & Educational Fac Auth
2,355	8.00%, 10/01/2039	2,586
	Massachusetts State PA
455	4.00%, 07/01/2022	482
1,035	5.00%, 07/01/2021 - 07/01/2023	1,176
		6,707
	Michigan - 2.5%
	Kent, MI, Hospital FA
4,000	6.00%, 07/01/2035	4,089
	Royal Oak, MI, Hospital FA
2,000	8.25%, 09/01/2039	2,405
	Wayne County, MI, Airport Auth Rev
1,000	5.00%, 12/01/2015	1,074
		7,568
	Mississippi - 1.0%
	Mississippi State Business Fin Corp
3,000	1.63%, 12/01/2040	2,974

	Missouri - 1.9%
	Kirkwood, MO, Industrial DA Retirement Community
3,500	8.25%, 05/15/2045	3,891
	St Loius, MO, Bi-State Development Agency
2,000	4.75%, 10/01/2052	1,979
		5,870
	Nebraska - 0.5%
	Washington County, NE, Wastewater Solid Waste Disposal Facilities Rev
1,545	1.38%, 09/01/2030	1,552

	Nevada - 3.2%
	Clark County, NV, School Dist GO
1,625	5.00%, 06/15/2020	1,727
	Mesquite, NV, Special Improvement Dist 07-01
450	6.00%, 08/01/2027	416
	Nevada St Natural Resources, GO
1,110	5.00%, 03/01/2026	1,263
	Nevada St Open Space Parks & Cultural Res, GO
2,860	5.00%, 06/01/2026	3,255
	Nevada State GO
2,500	5.00%, 08/01/2019	2,959
		9,620
	New Jersey - 3.6%
	New Jersey Health Care Facilities FA, Hospital Asset Transformation
2,855	5.75%, 10/01/2031	3,196
	New Jersey State Econ DA
1,760	4.88%, 09/15/2019	1,734
	New Jersey State Educational FA Rev, University of Medicine & Dentistry
2,000	7.50%, 12/01/2032	2,636
	New Jersey State Int Turnpike Auth Rev
3,000	5.00%, 01/01/2025	3,414
		10,980

2

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 93.2% - (continued)
	New Mexico - 1.5%
	Los Alamos County, NM, Tax Improvement Rev
$3,000	5.88%, 06/01/2027	$3,614
	Montecito Estates, NM, Public Improvement Dist
925	7.00%, 10/01/2037	952
		4,566
	New York - 9.1%
	Metropolitan Transportation Auth, NY, Rev
2,100	5.00%, 11/15/2020	2,445
	New York & New Jersey PA
2,000	5.00%, 12/01/2023	2,095
	New York State Dormitory Auth Rev
1,670	5.00%, 03/15/2022	1,943
	New York State Thruway Auth
3,250	5.00%, 01/01/2019 - 03/15/2021	3,808
	New York State Urban Development Corp Rev
1,000	5.00%, 03/15/2026	1,140
	New York, NY, GO
4,000	6.25%, 10/15/2028	4,715
	New York, NY, IDA Terminal One Group Assoc Proj AMT
2,000	5.50%, 01/01/2024	2,104
	Newburth, NY, GO
1,145	5.00%, 06/15/2019	1,233
	TSASC, Inc
2,500	5.00%, 06/01/2034	1,966
	Ulster County, NY, IDA
1,750	6.00%, 09/15/2037	1,366
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
3,000	6.00%, 09/15/2027	2,444
	Ulster County, NY, Industrial Development Agency Obligor: Kingston Regional Senior Living Corp
2,000	6.00%, 09/15/2042	1,542
	Yonkers, NY, GO
885	3.00%, 08/15/2019	919
		27,720
	North Carolina - 1.3%
	North Carolina Eastern Municipal Power
1,325	4.00%, 01/01/2020	1,446
	North Carolina Medical Care Commission Retirement FA Rev, First Mortgage Galloway Ridge
1,555	5.88%, 01/01/2031	1,571
	North Carolina State Medical Care Commission Obligor: Galloway Ridge, Inc
1,000	6.00%, 01/01/2039	1,008
		4,025
	Ohio - 3.2%
	Allen County, OH, Hospital Fac Rev
2,000	5.00%, 05/01/2023	2,218
	Buckeye, OH, Tobacco Settlement FA
4,580	6.00%, 06/01/2042	3,652
	Cultural Sports Fac Building Projects
2,115	5.00%, 04/01/2023	2,470
	Ohio State Cultural Sports Fac Building Projects
1,235	5.00%, 04/01/2020	1,453
		9,793
	Other U.S. Territories - 0.2%
	Puerto Rico Highway & Transportation
750	5.50%, 07/01/2015	706

	Pennsylvania - 3.9%
	Allegheny County, PA, Industrial DA Charter School
1,090	6.75%, 08/15/2035	1,152
	Pennsylvania State GO
1,000	7.00%, 07/15/2028	1,160
	Pennsylvania State IDA
2,250	5.00%, 07/01/2021	2,610
	Pennsylvania State Turnpike Commission Rev
1,335	6.00%, 06/01/2028	1,508
	Philadelphia, PA, Municipal Auth
750	6.38%, 04/01/2029	833
800	6.50%, 04/01/2034	886
	Pittsburgh, PA, School Dist GO
2,325	5.00%, 09/01/2021 - 09/01/2023	2,641
	Susquehanna, PA, Regional Airport Auth System Rev
1,000	5.00%, 01/01/2019	1,062
		11,852
	Rhode Island - 1.7%
	Cranston, RI GO
1,415	5.00%, 07/01/2019	1,603
	Rhode Island ST & Providence Plantations
1,500	4.00%, 10/01/2018	1,649
	Rhode Island St Health & Educational Bldg Corp
1,655	4.00%, 05/15/2017	1,796
		5,048
	South Carolina - 0.3%
	Lancaster County, SC, Sun City Assessment
1,987	0.00%, 11/01/2017 ●	934

	South Dakota - 0.4%
	South Dakota State Education Enhancement
1,000	5.00%, 06/01/2026	1,054
	South Dakota State Housing DA
185	6.13%, 05/01/2033	186
		1,240
	Texas - 9.4%
	Brazos Harbor, TX, Industrial Development Corp
1,500	5.90%, 05/01/2038	1,577
	Clifton, TX, Higher Education Fin Corp
2,000	8.75%, 02/15/2028	2,067
	Dallas-Fort Worth, TX, International Airport Fac Improvement Corp
2,000	6.15%, 01/01/2016	1,989
	Frisco ISD GO
2,210	4.00%, 08/15/2016	2,406
	Grand Parkway Transportation Corp, TX, Toll Rev
4,000	2.00%, 10/01/2017	4,002

3

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 93.2% - (continued)
	Texas - 9.4% - (continued)
	Lewisville, TX, Combination Contract Rev (Prerefunded with US Gov't Securities)
$45	6.13%, 09/01/2029		$46
	Lower Colorado River, TX, Auth Rev
55	7.25%, 05/15/2037		58
	Midland TX ISD, GO
1,000	5.00%, 02/15/2025		1,152
	North, TX, Tollway Auth Rev
2,995	5.00%, 01/01/2022		3,432
	San Antonio, TX, Airport System Rev
1,985	5.00%, 07/01/2023		2,203
	Texas State Public FA Charter School
3,555	5.38%, 02/15/2037		3,555
	Travis County, TX, Health Fac Development
2,000	7.13%, 11/01/2040		2,187
	Travis County, TX, Health Fac, Querencia Barton Creek Project
600	5.65%, 11/15/2035		577
	Wylie TX ISD, GO
3,500	1.55%, 08/15/2018 ○		3,280
			28,531
	Vermont - 0.3%
	Vermont State Econ DA Waste
900	4.75%, 04/01/2036 ■		867

	Virginia - 1.7%
	Norfolk, VA, Redev & Housing Auth Rev Obligor: Fort Norfolk Retirement Community, Inc
1,005	6.13%, 01/01/2035		993
	Virginia State Small Business FA Rev Obligor: Hamptons Road Pronton Beam Therapy
2,000	9.00%, 07/01/2039		2,106
	Washington County, VA, Industrial DA Hospital
1,750	7.75%, 07/01/2038		2,003
			5,102
	Washington - 3.2%
	Grant County, WA, Utility Dist #2
3,730	5.00%, 01/01/2022 - 01/01/2023		4,196
	Washington State Health Care Facilities Auth, VA Mason Medical
3,600	6.13%, 08/15/2037		3,694
	Washington State, Health Care Fac Auth
1,650	5.00%, 10/01/2042		1,897
			9,787
	West Virginia - 0.8%
	West Virginia State Hospital FA
2,000	9.13%, 10/01/2041		2,401

	Wisconsin - 2.3%
	Wisconsin State GO
2,685	5.75%, 05/01/2033		2,999
1,295	6.00%, 05/01/2036		1,453
	Wisconsin State Health & Educational Fac Auth Rev
2,465	5.25%, 08/15/2024		2,564
			7,016
	Total municipal bonds
	(cost $273,289)		$282,802

	Total long-term investments
	(cost $273,289)		$282,802

SHORT-TERM INVESTMENTS - 5.5%
	Investment Pools and Funds - 5.5%
$16,595	JP Morgan Tax Free Money Market Fund		$16,595

	Total short-term investments
	(cost $16,595)		$16,595

	Total investments
	(cost $289,884) ▲	98.7%	$299,397
	Other assets and liabilities	1.3%	4,054
	Total net assets	100.0%	$303,451

4

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was 289,884 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,706
Unrealized Depreciation	(5,193)
Net Unrealized Appreciation	$9,513

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $3,713, which represents 1.2% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
AMT	Alternative Minimum Tax
DA	Development Authority
FA	Finance Authority
GO	General Obligation
IDA	Industrial Development Authority
ISD	Independent School District
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

Credit Exposure
as of January 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.7%
Aa / AA	16.9
A	38.3
Baa / BBB	10.7
Ba / BB	4.6
B	4.1
Not Rated	14.9
Non-Debt Securities and Other Short-Term Instruments	5.5
Other Assets and Liabilities	1.3
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

5

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	$282,802	$–	$282,802	$–
Short-Term Investments	16,595	16,595	–	–
Total	$299,397	$16,595	$282,802	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

The Hartford Quality Bond Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 26.8%
Finance and Insurance - 26.1%
	Captive Auto Finance - 6.1%
	Ally Automotive Receivables Trust
$60	3.38%, 09/15/2017 ■	$61
	Ally Master Owner Trust
250	1.72%, 07/15/2019	251
	American Credit Acceptance Receivables
145	1.64%, 11/15/2016 ■	145
	AmeriCredit Automobile Receivables Trust
60	2.76%, 05/09/2016 ‡	61
250	3.38%, 04/09/2018 ‡	260
250	4.98%, 01/08/2018 ‡	260
	CarMax Automotive Owner Trust
65	3.96%, 06/15/2016	66
	Residential Funding Mortgage Securities
199	5.75%, 01/25/2036 ‡	166
	Santander Drive Automotive Receivables Trust
91	2.50%, 12/15/2015 ‡	92
153	2.90%, 05/16/2016 ‡	154
100	3.82%, 08/15/2017 ‡	103
		1,619
	Real Estate Credit (Mortgage Banking) - 20.0%
	Bear Stearns Commercial Mortgage Securities, Inc.
200	4.67%, 06/11/2041 ‡	208
	Cent CLO L.P.
300	1.70%, 01/25/2026 ■	299
	CFC LLC
51	1.65%, 07/17/2017 ■	50
	Commercial Mortgage Pass-Through Certificates
230	5.12%, 06/10/2044 ‡	242
	First Horizon Mortgage Pass-Through Trust
264	2.53%, 08/25/2037 Δ	221
	First Investors Automotive Owner Trust
150	2.47%, 05/15/2018 ■	153
	FREMF Mortgage Trust
153	3.49%, 11/25/2046 ■‡Δ	152
200	4.53%, 10/25/2030 ■‡Δ	210
	Goldman Sachs Mortgage Securities Corp.
230	3.38%, 05/10/2045 ‡	232
	Greenwich Capital Commercial Funding Corp.
241	5.44%, 03/10/2039 ‡Δ	266
	GSR Mortgage Loan Trust
218	2.75%, 04/25/2036 Δ	185
	HLSS Servicer Advance Receivables
210	1.99%, 10/15/2045 ■	212
	Indymac Index Mortgage Loan Trust
112	2.94%, 06/25/2036 ‡Δ	84
84	5.22%, 08/25/2036 ‡Δ	84
	LB-UBS Commercial Mortgage Trust
90	5.37%, 09/15/2039 ‡Δ	98
	Morgan Stanley Dean Witter Capital I
102	1.67%, 03/25/2033 ‡Δ	102
	Morgan Stanley Re-Remic Trust
450	5.80%, 08/15/2045 ■‡Δ	494
	Residential Accredit Loans, Inc.
277	3.53%, 09/25/2035 ‡Δ	231
	RFMSI Trust
210	2.94%, 09/25/2035 ‡Δ	198
271	3.29%, 02/25/2036 ‡Δ	240
	Sequoia Mortgage Trust
119	0.39%, 02/20/2035 ‡Δ	113
	Springleaf Mortgage Loan Trust
200	2.31%, 06/25/2058 ■	194
155	3.52%, 12/25/2065 ■	153
	Washington Mutual Mortgage Pass-Through
47	0.32%, 02/25/2037 ‡Δ	33
228	5.50%, 03/25/2035	213
	Wells Fargo Mortgage Backed Securities Trust
177	2.61%, 10/25/2036 Δ	162
244	2.62%, 10/25/2036 ‡Δ	226
246	2.68%, 10/25/2036 ‡Δ	229
		5,284
		6,903
Transportation Equipment Manufacturing - 0.7%
	Other Transportation Equipment Manufacturing - 0.7%
	TAL Advantage LLC
204	2.83%, 02/22/2038 ■	199

	Total asset & commercial mortgage backed securities
	(cost $6,980)	$7,102

MUNICIPAL BONDS - 0.4%
	Utilities - Combined - 0.4%
	Utility Debt Securitization Auth, New York
$110	3.44%, 12/15/2025 ‡	$111

	Total municipal bonds
	(cost $110)	$111

U.S. GOVERNMENT AGENCIES - 66.4%
	FHLMC - 15.7%
$3,700	1.62%, 08/25/2040 ►	$280
695	1.66%, 07/25/2041 ►	81
2,250	1.75%, 11/25/2040 ►	263
1,000	3.00%, 02/15/2043 ☼	970
810	3.50%, 02/15/2041 ☼	820
1,670	4.00%, 02/15/2040 ☼	1,744
		4,158
	FNMA - 33.3%
491	2.71%, 12/01/2027 ‡	439
369	2.95%, 01/01/2028 ‡	338
2,465	3.00%, 02/15/2026 - 02/15/2044 ☼	2,426
3,100	3.50%, 02/15/2026 - 02/15/2041 ☼	3,208
660	4.00%, 02/15/2025 - 03/01/2041 ‡☼	701

1

The Hartford Quality Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT AGENCIES - 66.4% - (continued)
	FNMA - 33.3% - (continued)
$913	4.50%, 08/01/2041 - 02/15/2044 ‡☼		$980
400	5.00%, 03/15/2040 ☼		436
270	5.50%, 02/15/2040 ☼		297
			8,825
	GNMA - 17.4%
900	3.50%, 02/15/2041 - 02/15/2042 ☼		927
700	4.00%, 02/15/2040 ☼		742
640	4.50%, 02/15/2040 - 09/20/2041 ‡☼		695
800	5.00%, 02/15/2044 ☼		878
100	5.50%, 02/15/2040 ☼		110
1,119	6.00%, 07/15/2037 - 09/15/2040 ‡		1,244
			4,596
	Total U.S. government agencies
	(cost $17,549)		$17,579

U.S. GOVERNMENT SECURITIES - 1.1%
U.S. Treasury Securities - 1.1%
	U.S. Treasury Notes - 1.1%
$100	1.38%, 09/30/2018 ‡		$100
200	1.75%, 05/15/2023 ‡		186
			286
	Total U.S. government securities
	(cost $285)		$286

	Total long-term investments
	(cost $24,924)		$25,078

SHORT-TERM INVESTMENTS - 56.8%
Repurchase Agreements - 56.8%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $2,008, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $2,048)
$2,008	0.02%, 1/31/2014		$2,008
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $663,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $676)
663	0.02%, 1/31/2014		663
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,725, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $1,760)
1,725	0.03%, 1/31/2014		1,725
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $1,828, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $1,864)
1,828	0.02%, 1/31/2014‡		1,828
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $4,013,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$4,094)
4,013	0.02%, 1/31/2014‡		4,013
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $533, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $544)
533	0.03%, 1/31/2014‡		533
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $446, collateralized by U.S. Treasury Note 2.63%, 2014, value of $455)
446	0.02%, 1/31/2014		446
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$3,810, collateralized by FFCB 0.14%,
2015, FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $3,886)
3,810	0.03%, 1/31/2014		3,810
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $35, collateralized by U.S. Treasury Note 2.38%, 2015, value of $36)
35	0.01%, 1/31/2014		35
			15,061
	Total short-term investments
	(cost $15,061)		$15,061

	Total investments
	(cost $39,985) ▲	151.5%	$40,139
	Other assets and liabilities	(51.5)%	(13,642)
	Total net assets	100.0%	$26,497

2

The Hartford Quality Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $39,987 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$342
Unrealized Depreciation	(190)
Net Unrealized Appreciation	$152

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $2,322, which represents 8.8% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $13,965 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
5-Year U.S. Treasury Note Future	21	03/31/2014	$2,518	$2,533	$15	$–	$3	$–
U.S. Treasury Ultra Long Term Bond Future	5	03/20/2014	692	719	27	–	2	–
Total			$3,210	$3,252	$42	$–	$5	$–
Short position contracts:
10-Year U.S. Treasury Note Future	2	03/20/2014	$251	$251	$–	$–	$–	$–

Total futures contracts			$2,959	$3,001	$42	$–	$5	$–

* The number of contracts does not omit 000's.

Cash of $36 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2014.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Quality Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Credit Exposure
as of January 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	73.3%
Aa / AA	8.2
A	2.5
Baa / BBB	1.8
B	0.7
Caa / CCC or Lower	6.8
Not Rated	1.4
Non-Debt Securities and Other Short-Term Instruments	56.8
Other Assets and Liabilities	(51.5)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

4

The Hartford Quality Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$7,102	$–	$6,472	$630
Municipal Bonds	111	–	111	–
U.S. Government Agencies	17,579	–	17,579	–
U.S. Government Securities	286	–	286	–
Short-Term Investments	15,061	–	15,061	–
Total	$40,139	$–	$39,509	$630
Futures *	42	42	–	–
Total	$42	$42	$–	$–
Liabilities:
Futures *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$621	$—	$12	*	$1	$—	$(5)	$—	$1	$630
Total	$621	$—	$12		$1	$—	$(5)	$—	$1	$630

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $12.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford Real Total Return Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 41.5%
	Automobiles and Components - 2.4%
1	Daihatsu Motor Co., Ltd.	$20
12	Dana Holding Corp.	219
10	Fiat S.p.A.	103
1	Fuji Heavy Industries Ltd.	30
6	General Motors Co. ●	200
4	Goodyear (The) Tire & Rubber Co.	86
17	Hi-Lex Corp.	398
8	Isuzu Motors Ltd.	48
24	Nissin Kogyo Co., Ltd.	482
14	Suzuki Motor Corp.	351
41	Tachi-S Co., Ltd.	552
12	Toyota Industries Corp.	535
		3,024
	Banks - 1.5%
6	Mitsubishi UFJ Financial Group, Inc.	38
2	PacWest Bancorp	96
71	San-In Godo Bank Ltd.	494
49	Shizuoka Bank Ltd.	490
1	Sumitomo Mitsui Financial Group, Inc.	67
1	SVB Financial Group ●	96
1	Texas Capital Bankshares, Inc. ●	84
4	Umpqua Holdings Corp.	72
101	Yamanashi (The) Chuo Bank Ltd.	428
3	Zions Bancorporation	82
		1,947
	Capital Goods - 3.7%
2	Armstrong World Industries, Inc. ●	95
2	Doosan Corp.	262
1	Dover Corp.	79
1	Eaton Corp. plc	78
1	Esterline Technologies Corp. ●	88
2	Fortune Brands Home & Security, Inc.	111
32	Fuji Machine Manufacturing Co.	286
6	HD Supply Holdings, Inc. ●	132
1	Illinois Tool Works, Inc.	85
21	Inaba Denki Sangyo, Co.	679
24	Kinden Corp.	232
6	Masco Corp.	124
14	Obara Group, Inc.	448
8	Owens Corning, Inc. ●	295
4	Polypore International, Inc. ●	131
1	Rockwell Automation, Inc.	79
18	Taikisha Ltd.	400
9	Textron, Inc.	317
6	Toshiba Machine Co., Ltd.	30
2	Watts Water Technologies, Inc.	86
10	Westport Innovations, Inc. ●	176
97	Yamazen Corp.	566
		4,779
	Commercial and Professional Services - 1.0%
5	ADT (The) Corp.	159
26	AEON Delight Co., Ltd.	516
1	Dun & Bradstreet Corp.	127
4	Enernoc, Inc. ●	83
4	Heidrick & Struggles International, Inc.	71
4	Korn/Ferry International ●	85
2	Robert Half International, Inc.	98
4	TrueBlue, Inc. ●	104
		1,243
	Consumer Durables and Apparel - 2.7%
23	Alpine Electronics, Inc.	326
4	D.R. Horton, Inc.	87
1	Deckers Outdoor Corp. ●	101
11	Fifth & Pacific Cos., Inc. ●	316
2	Garmin Ltd.	88
1	Harman International Industries, Inc.	110
2	Iconix Brand Group, Inc. ●	73
2	iRobot Corp. ●	88
—	NVR, Inc. ●	89
107	PanaHome Corp.	743
14	Pulte Group, Inc.	286
23	Roland Corp.	303
6	Sankyo Co., Ltd.	279
10	Sega Sammy Holdings, Inc.	243
1	Under Armour, Inc. Class A ●	104
15	Yondoshi Holdings, Inc.	239
		3,475
	Consumer Services - 0.6%
6	H.I.S. Co., Ltd.	346
3	Outerwall, Inc. ●	176
2	Papa John's International, Inc.	85
1	Red Robin Gourmet Burgers, Inc. ●	67
5	Scientific Games Corp. Class A ●	76
		750
	Diversified Financials - 2.2%
58	Aizawa Securities Co., Ltd.	476
—	BlackRock, Inc.	104
2	CME Group, Inc.	126
2	Discover Financial Services, Inc.	99
2	Encore Capital Group, Inc. ●	110
2	Evercore Partners, Inc.	107
3	Green Dot Corp. ●	70
75	Hellenic Exchanges S.A. Holdings	735
1	IntercontinentalExchange Group, Inc.	113
6	Investment Technology Group, Inc. ●	97
22	Kyokuto Securities, Co, Ltd.	407
3	MSCI, Inc. ●	110
3	Nasdaq OMX Group, Inc.	114
3	SEI Investments Co.	91
		2,759
	Energy - 6.8%
3	Cameco Corp.	62
17	Cobalt International Energy, Inc. ●	282
1	EQT Corp.	128
782	Esso Thailand PCL	132
8	GS Holdings Corp. ●	369
2	Gulfport Energy Corp. ●	100
1	Helmerich & Payne, Inc.	92
45	Japan Petroleum Exploration Co., Ltd.	1,651
51	JX Holdings, Inc.	247
21	K&O Energy Group, Inc. ●	308

1

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 41.5% - (continued)
	Energy - 6.8% - (continued)
23	Karoon Gas Australia Ltd. ●	$65
15	McDermott International, Inc. ●	124
58	Motor Oil Hellas Corinth Refineries S.A.	673
1	Oceaneering International, Inc.	59
4	Patterson-UTI Energy, Inc.	96
1	Phillips 66	76
4	Pioneer Natural Resources Co.	723
62	Superior Energy Services, Inc.	1,468
30	Tonengeneral Sekiyu KK	257
123	Trican Well Service Ltd.	1,411
8	Tupras-Turkiye Petrol Rafinerileri A.S.	132
2	Valero Energy Corp.	91
5	YPF Sociedad Anonima ADR	102
		8,648
	Food and Staples Retailing - 0.6%
1	Andersons (The), Inc.	85
1	Costco Wholesale Corp. ╦	100
2	CVS Caremark Corp.	120
12	Kato Sangyo Co., Ltd.	210
—	Tsuruha Holdings, Inc.	45
3	Walgreen Co. Θ	144
		704
	Food, Beverage and Tobacco - 0.3%
1	Asahi Group Holdings Ltd.	32
1	Hain Celestial Group, Inc. ●	125
2	Japan Tobacco, Inc.	54
2	Kirin Brewery Co., Ltd.	21
5	Mondelez International, Inc.	152
		384
	Health Care Equipment and Services - 0.8%
1	Becton, Dickinson & Co.	131
9	Boston Scientific Corp. ●Ø	128
2	LifePoint Hospitals, Inc. ●	130
25	Medipal Holdings Corp.	369
2	Medtronic, Inc.	105
2	UnitedHealth Group, Inc.	130
		993
	Insurance - 0.4%
1	Aon plc	106
2	Lincoln National Corp.	74
9	Prudential plc	190
2	Tokio Marine Holdings, Inc.	64
4	Unum Group	114
		548
	Materials - 3.2%
29	Allied Nevada Gold Corp. ●	143
41	AuRico Gold, Inc.	187
37	Continental Gold Ltd. ●	116
8	Louisiana-Pacific Corp. ●	143
2	LyondellBasell Industries Class A	136
29	Maruichi Steel Tube Ltd.	752
3	Methanex Corp. ADR	174
112	Mitsui Chemicals, Inc.	267
28	Neturen Co., Ltd	208
1	Nitto Denko Corp.	34
10	Norbord, Inc.	268
—	OCI Co., Ltd. ●	57
1	Quaker Chemical Corp.	92
37	Tenma Corp.	516
21	Tokyo Ohka Kogyo Co., Ltd.	426
2	Wacker Chemie AG	205
13	Yamato Kogyo Co.	388
		4,112
	Media - 0.7%
3	Cinemark Holdings, Inc.	94
3	DirecTV ●	183
1	DISH Network Corp. ●	68
4	Live Nation Entertainment, Inc. ●	75
1	Scripps Networks Interactive Class A	65
15	TV Asahi Corp.	314
2	Walt Disney Co.	128
		927
	Pharmaceuticals, Biotechnology and Life Sciences - 2.9%
1	Amgen, Inc.	154
33	Arena Pharmaceuticals, Inc. ●	209
3	AstraZeneca plc ADR	171
—	Biogen Idec, Inc. ●	126
9	Bristol-Myers Squibb Co.	430
1	Celgene Corp. ●	86
2	Cubist Pharmaceuticals, Inc. ●	116
1	Endo Health Solutions, Inc. ●	85
2	Gilead Sciences, Inc. ●	121
2	Medivation, Inc. ●	131
10	Merck & Co., Inc.	507
2	Ono Pharmaceutical Co., Ltd.	179
4	Pfizer, Inc.	110
8	Portola Pharmaceuticals, Inc. ●	222
1	Regeneron Pharmaceuticals, Inc. ●	163
97	TherapeuticsMD, Inc. ●	635
3	Vertex Pharmaceuticals, Inc. ●	225
		3,670
	Real Estate - 1.1%
—	Daito Trust Construction Co., Ltd.	40
106	EuroBank Properties REIT ●	1,083
—	GLP J-REIT	52
—	Industrial & Infrastructure Fund Investment Corp. REIT ☼	107
2	Realogy Holdings Corp. ●	76
		1,358
	Retailing - 2.1%
1	Advance Automotive Parts, Inc.	71
—	Amazon.com, Inc. ●	116
2	Blue Nile, Inc. ●	106
18	Doshisha Co., Ltd.	241
10	Francescas Holding Corp. ●	195
10	GameStop Corp. Class A	353
52	Groupon, Inc. ●	545
6	Marinemax, Inc. ●	87
—	Netflix, Inc. ●	103
29	Office Depot, Inc. ●	144
23	Pal Co., Ltd.	432
—	Priceline.com, Inc. ●	88

2

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
COMMON STOCKS - 41.5% - (continued)
		Retailing - 2.1% - (continued)
	—	Restoration Hardware Holdings, Inc. ●	$5
	2	TJX Cos., Inc.	99
	1	TripAdvisor, Inc. ●	98
			2,683
		Semiconductors and Semiconductor Equipment - 1.4%
	417	GCL-Poly Energy Holdings Ltd. ●	141
	27	GT Advanced Technologies, Inc. ●	282
	21	Micron Technology, Inc. ●	480
	1	NXP Semiconductors N.V. ●	68
	2	Power Integrations, Inc.	121
	20	Sumco Corp.	150
	42	SunEdison, Inc. ●	586
			1,828
		Software and Services - 2.8%
	12	Activision Blizzard, Inc.	206
	2	Adobe Systems, Inc. ●	92
	5	Akamai Technologies, Inc. ●	219
	5	Angie's List, Inc. ●	88
	2	Autodesk, Inc. ●	92
	2	Automatic Data Processing, Inc.	129
	3	Bottomline Technologies, Inc. ●‡	91
	2	Facebook, Inc. ●	94
	1	Global Payments, Inc.	91
	—	Google, Inc. ●	152
	2	Informatica Corp. ●	92
	10	Itochu Techno-Solutions Corp.	397
	48	NSD Co., Ltd.	658
	12	OBIC Co., Ltd.	376
	2	Opentable, Inc. ●	124
	2	Salesforce.com, Inc. ●	104
	1	Solera Holdings, Inc.	98
	12	UbiSoft Entertainment S.A. ●	162
	10	Yahoo!, Inc. ●	371
			3,636
		Technology Hardware and Equipment - 3.7%
	1	3D Systems Corp. ●	112
	51	Amano, Corp.	534
	2	Canon, Inc.	48
	4	Ciena Corp. ●	97
	1	FEI Co.	92
	17	Hitachi High-Technologies Co.	398
	57	Japan Digital Laboratory Co., Ltd.	852
	8	JDS Uniphase Corp. ●	103
	7	Kyocera Corp.	297
	20	Melco Holdings, Inc.	324
	2	NetApp, Inc.	79
	34	Nippon Ceramic Co., Ltd.	523
	84	ParkerVision, Inc. ●	385
	1	Qualcomm, Inc.	92
	1	SanDisk Corp.	98
	2	Seagate Technology plc	84
	33	Star Micronics Co., Ltd.	377
	2	Synaptics, Inc. ●	98
	2	Trimble Navigation Ltd. ●	78
	1	Western Digital Corp.	79
			4,750
		Telecommunication Services - 0.1%
	1	Nippon Telegraph & Telephone Corp.	75

		Transportation - 0.4%
	1	Japan Airlines Co., Ltd.	49
	1	Kintetsu World Express, Inc.	43
	84	Orient Overseas International Ltd.	350
	209	Precious Shipping Public Co., Ltd.	127
			569
		Utilities - 0.1%
	7	NRG Energy, Inc.	192

		Total common stocks
		(cost $53,142)	$53,054

WARRANTS - 0.2%
		Materials - 0.1%
	124	Oriental Union Chemical Corp.	$124

		Transportation - 0.1%
	113	Wisdom Marine Lines Co., Ltd.	128

		Total warrants
		(cost $261)	$252

EXCHANGE TRADED FUNDS - 1.6%
		Other Investment Pools and Funds - 1.6%
	9	iShares FTSE/Xinhua China 25 Index Fund	$324
	37	iShares MSCI Japan ETF	421
	51	Powershares DB Commodity Index Tracking Fund	1,272

		Total exchange traded funds
		(cost $2,075)	$2,017

CORPORATE BONDS - 0.6%
		Computer and Electronic Product Manufacturing - 0.6%
		SunEdison Inc
	$328	2.00%, 10/01/2018 ■	$391
	328	2.75%, 01/01/2021 ■	391
			782
		Total corporate bonds
		(cost $656)	$782

FOREIGN GOVERNMENT OBLIGATIONS - 5.7%
		Brazil - 0.9%
		Brazil (Republic of)
BRL	2,778	6.00%, 08/15/2022 ◄	$1,089

		Mexico - 4.8%
		Mexican Udibonos
MXN	76,590	4.50%, 11/22/2035 ◄	6,184

		Total foreign government obligations
		(cost $7,568)	$7,273

U.S. GOVERNMENT SECURITIES - 18.2%
	U.S. Treasury Securities - 18.2%
		U.S. Treasury Bonds - 6.5%
	$9,875	0.63%, 02/15/2043 ◄	$8,272

3

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
U.S. GOVERNMENT SECURITIES - 18.2% - (continued)
U.S. Treasury Securities - 18.2% - (continued)
		U.S. Treasury Notes - 11.7%
	$14,350	0.13%, 04/15/2018 □◄	$14,933

			23,205
		Total U.S. government securities
		(cost $22,720)	$23,205

Contracts╬
CALL OPTIONS PURCHASED - 0.1%
Equity Contracts - 0.1%
		Health Care SPDR
	—	Expiration: 03/22/2014, Exercise Price: $58.00	$12
		HollyFrontier Corp
	11	Expiration: 04/17/2014, Exercise Price: $51.73	9
		JX Holdings, Inc.
JPY	52	Expiration: 04/28/2014, Exercise Price: 566.50 JPY	2
		KOSPI 200 Index
KRW	27,416	Expiration: 02/13/2014, Exercise Price: 256.81 KRW	27
KRW	21,002	Expiration: 03/17/2014, Exercise Price: 268.22 KRW	12
		Materials Select
	—	Expiration: 03/24/2014, Exercise Price: $48.00	—
		Metlife, Inc.
	—	Expiration: 03/22/2014, Exercise Price: $60.00	1
		Mitsui Chemicals, Inc.
JPY	108	Expiration: 03/14/2014, Exercise Price: 304.80 JPY	—
		S&P 500 Index
	—	Expiration: 06/21/2014, Exercise Price: $1,875.00	33
		Taiwan Stock Exchange Index
TWD	17	Expiration: 02/19/2014, Exercise Price: 8,800.00 TWD	1
			97
		Total call options purchased
		(cost $233)	$97

PUT OPTIONS PURCHASED - 0.1%
Equity Contracts - 0.1%
		AS51 Index
AUD	—	Expiration: 04/30/2014, Exercise Price: 4,913.40 AUD	13
AUD	—	Expiration: 04/30/2014, Exercise Price: 4,927.60 AUD	13
AUD	1	Expiration: 02/20/2014, Exercise Price: 5,106.50 AUD	38
		AS51BANX Index
AUD	—	Expiration: 07/24/2014, Exercise Price: 7,455.00 AUD	19
		Hutchison Whampoa Ltd.
HKD	42	Expiration: 03/28/2014, Exercise Price: 81.94 HKD	1
		iShares MSCI Emerging
	1	Expiration: 03/22/2014, Exercise Price: $36.00	83
		KOSPI 200 Index
KRW	2,281	Expiration: 04/28/2014, Exercise Price: 235.41 KRW	4
KRW	4,476	Expiration: 04/28/2014, Exercise Price: 236.31 KRW	8
KRW	3,328	Expiration: 04/24/2014, Exercise Price: 239.64 KRW	8
		McCormick & Co., Inc.
	—	Expiration: 03/22/2014, Exercise Price: $60.00	5
		S&P 500 Index
	—	Expiration: 04/17/2014, Exercise Price: $1,710.60	8
		Taiwan Stock Exchange Index
TWD	2	Expiration: 04/28/2014, Exercise Price: 8,054.10 TWD	6
TWD	2	Expiration: 04/16/2014, Exercise Price: 8,191.90 TWD	7
			213
		Total put options purchased
		(cost $199)	$213

		Total long-term investments
		(cost $86,854)	$86,893

Shares or Principal Amount ╬
SHORT-TERM INVESTMENTS - 28.5%
Repurchase Agreements - 28.5%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $4,856, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $4,953)
$4,856	0.02%, 1/31/2014	$4,856
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,603,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041
	- 2042, value of $1,634)
1,603	0.02%, 1/31/2014	1,603

4

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 28.5% - (continued)
Repurchase Agreements - 28.5% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $4,173, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%,
2014 - 2043, FNMA 2.00% - 3.50%, 2025
 - 2028, GNMA 3.50%, 2042 - 2043, U.S.
Treasury Note 2.38%, 2014, value of
	$4,256)
$4,173	0.03%, 1/31/2014		$4,173
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $4,420, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $4,509)
4,420	0.02%, 1/31/2014		4,420
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $9,707,
collateralized by U.S. Treasury Bill 0.06%
- 0.10%, 2014, U.S. Treasury Bond 3.00%
- 8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$9,901)
9,707	0.02%, 1/31/2014		9,707
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,290,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021
- 2043, GNMA 3.00% - 6.00%, 2037 -
	2053, value of $1,316)
1,290	0.03%, 1/31/2014		1,290
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $1,079, collateralized by U.S. Treasury Note 2.63%, 2014, value of $1,101)
1,079	0.02%, 1/31/2014		1,079
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $9,215, collateralized by FFCB
0.14%, 2015, FHLB 0.55%, 2017, FHLMC
3.00% - 4.38%, 2015 - 2043, FNMA
2.50% - 4.50%, 2025 - 2043, value of
	$9,400)
9,215	0.03%, 1/31/2014		9,215
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $84, collateralized by U.S. Treasury Note 2.38%, 2015, value of $86)
84	0.01%, 1/31/2014		84
			36,427
	Total short-term investments
	(cost $36,427)		$36,427

	Total investments
	(cost $123,281) ▲	96.5%	$123,320
	Other assets and liabilities	3.5%	4,424
	Total net assets	100.0%	$127,744

5

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $123,281 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,450
Unrealized Depreciation	(2,411)
Net Unrealized Appreciation	$39

●	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $782, which represents 0.6% of total net assets.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $81 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts. In addition, cash of $330 was received from broker(s) as collateral in connection with over-the-counter swap contracts. Securities valued at $409, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with over-the-counter swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund and are not included in the Statement of Assets and Liabilities.

6

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at January 31, 2014, as listed in the table below:

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
10-Year U.S. Treasury Note Future	210	03/20/2014	$26,016	$26,408	$392	$–	$70	$(4)
Australian 10-Year Bond Future	202	03/17/2014	20,146	20,672	526	–	8	–
CAC 40 10 EURO Future	11	02/21/2014	636	618	–	(18)	–	(2)
Euro STOXX 50 Future	392	03/21/2014	15,761	15,956	195	–	–	(12)
Euro-BOBL Future	16	03/06/2014	2,692	2,735	43	–	7	–
Euro-BUND Future	43	03/06/2014	8,193	8,344	151	–	29	–
FTSE 100 Index Futures	124	03/21/2014	13,163	13,165	2	–	9	(3)
FTSE/JSE Top 40 Index Future	17	03/20/2014	637	621	–	(16)	–	(1)
FTSE/MIB Index Future	5	03/21/2014	611	654	43	–	–	(1)
German Stock Exchange Future	10	03/21/2014	3,186	3,144	–	(42)	–	(12)
IBEX 35 Index Future	1	02/21/2014	133	134	1	–	–	–
KOSPI 200 Index Future	81	03/13/2014	9,527	9,630	103	–	–	–
MSCI Taiwan Stock Index Future	270	02/26/2014	8,209	7,995	–	(214)	–	–
Stockholm Stock Exchange Future	16	02/21/2014	329	318	–	(11)	–	(2)
TDX ISE National-30 Index Future	86	02/28/2014	318	287	–	(31)	–	(4)
U.S. Treasury Ultra Long Term Bond Future	12	03/20/2014	1,648	1,726	78	–	4	–
Total			$111,205	$112,407	$1,534	$(332)	$127	$(41)
Short position contracts:
5-Year U.S. Treasury Note Future	123	03/31/2014	$14,825	$14,837	$–	$(12)	$–	$(18)
Australian SPI 200 Index Future	26	03/20/2014	2,920	2,926	–	(6)	–	(3)
Canadian Government 10-Year Bond Future	119	03/20/2014	13,653	14,043	–	(390)	–	(32)
Euro BUXL 30-Year Bond Future	4	03/06/2014	662	692	–	(30)	–	(6)
Hang Seng Index Future	31	02/27/2014	4,350	4,394	–	(44)	–	–
Japan 10-Year Bond Future	19	03/11/2014	26,782	26,917	–	(135)	–	(4)
Long Gilt Future	149	03/27/2014	26,480	27,039	–	(559)	–	(96)
Mexican Stock Exchange Index Future	186	03/21/2014	5,826	5,696	130	–	29	–
NIKKEI 225 Index Future	15	03/13/2014	2,264	2,180	84	–	20	–
Russell 2000 Mini Index Future	162	03/21/2014	17,904	18,262	–	(358)	31	–
S&P 400 (E-Mini) Future	13	03/21/2014	1,700	1,703	–	(3)	–	–
S&P 500 (E-Mini) Future	80	03/21/2014	7,202	7,106	96	–	21	(9)
S&P/TSX 60 Index Future	9	03/20/2014	1,271	1,267	4	–	5	–
SGX FTSE China A50 Index Future	94	02/27/2014	633	623	10	–	–	–
SGX S&P CNX NIFTY Future	372	02/26/2014	4,554	4,541	13	–	–	(5)
Tokyo Price Index Future	114	03/13/2014	13,973	13,557	416	–	95	–
Total			$144,999	$(145,783)	$753	$(1,537)	$201	$(173)
Total futures contracts			$33,794	$33,376	$2,287	$(1,869)	$328	$(214)

* The number of contracts does not omit 000's.

Θ	At January 31, 2014, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at January 31, 2014

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Barnes & Noble, Inc.	Equity	$17.00	02/22/2014	508	$8	$18	$10
Kinder Morgan, Inc.	Equity	$35.00	02/22/2014	232	8	10	2
				740	$16	$28	$12

* The number of contracts does not omit 000's.  Number of contracts shown in  U.S. dollars unless otherwise noted.

7

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Ø	At January 31, 2014, this security, or a portion of this security, and cash of $1,468 collateralized the written put options in the table below:

 Written Put Options Outstanding at January 31, 2014

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*		Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Health Care SPDR	Equity	$53.00	03/22/2014		235	$12	$12	$–
HollyFrontier Corp	Equity	$42.32	04/17/2014		11,123	13	13	–
iShares MSCI Emerging ETF	Equity	$32.50	03/22/2014		1,173	27	26	(1)
JX Holdings, Inc.	Equity	463.50 JPY	04/28/2014	JPY	52,000	$6	$3	$(3)
Micron Technology, Inc.	Equity	$21.00	02/22/2014		342	10	10	–
Philadelphia Semiconductor Index	Equity	$500.00	03/24/2014		20	14	16	2
					64,893	$82	$80	$(2)

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

8

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/28/2014	BCLY	$2,357	$2,326	$–	$(31)
AUD	Buy	02/28/2014	BNP	2,357	2,327	–	(30)
AUD	Buy	02/04/2014	BOA	14	14	–	–
AUD	Buy	02/05/2014	BOA	32	32	–	–
AUD	Buy	02/28/2014	CBA	4,175	4,204	29	–
AUD	Buy	02/28/2014	CBA	1,668	1,663	–	(5)
AUD	Buy	02/28/2014	DEUT	3,822	3,825	3	–
AUD	Buy	02/28/2014	HSBC	2,904	2,809	–	(95)
AUD	Buy	02/28/2014	JPM	3,344	3,256	–	(88)
AUD	Buy	02/28/2014	NAB	11,556	11,391	–	(165)
AUD	Buy	03/19/2014	NAB	1,281	1,234	–	(47)
AUD	Buy	02/28/2014	RBS	3,343	3,256	–	(87)
AUD	Sell	02/28/2014	BOA	16,928	16,873	55	–
AUD	Sell	03/19/2014	CBK	1,257	1,234	23	–
AUD	Sell	02/28/2014	NAB	4,572	4,481	91	–
AUD	Sell	03/19/2014	NAB	1,804	1,737	67	–
AUD	Sell	02/28/2014	UBS	2,295	2,235	60	–
BRL	Buy	02/04/2014	MSC	2,341	2,361	20	–
BRL	Buy	02/04/2014	SCB	1,112	1,117	5	–
BRL	Buy	02/04/2014	UBS	1,239	1,244	5	–
BRL	Buy	02/04/2014	UBS	1,320	1,292	–	(28)
BRL	Sell	02/04/2014	MSC	2,351	2,361	–	(10)
BRL	Sell	03/06/2014	MSC	2,324	2,343	–	(19)
BRL	Sell	02/04/2014	SCB	1,113	1,117	–	(4)
BRL	Sell	02/04/2014	UBS	2,561	2,536	25	–
CAD	Buy	03/19/2014	BMO	2,590	2,484	–	(106)
CAD	Buy	03/19/2014	JPM	2,541	2,420	–	(121)
CAD	Buy	03/19/2014	MSC	3,588	3,500	–	(88)
CAD	Buy	02/28/2014	RBC	2,888	2,821	–	(67)
CAD	Buy	03/19/2014	SSG	2,577	2,456	–	(121)
CAD	Sell	03/19/2014	CBK	4,924	4,809	115	–
CAD	Sell	03/19/2014	RBC	2,592	2,550	42	–
CAD	Sell	03/19/2014	SSG	3,672	3,500	172	–
CHF	Buy	03/19/2014	CSFB	649	634	–	(15)
CHF	Sell	02/28/2014	BOA	7,144	7,184	–	(40)
CHF	Sell	03/19/2014	JPM	647	634	13	–
EUR	Buy	03/19/2014	BCLY	16	16	–	–
EUR	Buy	02/28/2014	BOA	15,568	15,402	–	(166)
EUR	Buy	03/19/2014	BOA	1,330	1,312	–	(18)
EUR	Buy	03/19/2014	CSFB	621	618	–	(3)
EUR	Buy	03/19/2014	JPM	1,334	1,308	–	(26)
EUR	Buy	02/28/2014	MSC	15,623	15,416	–	(207)
EUR	Buy	03/19/2014	MSC	1,170	1,161	–	(9)
EUR	Buy	03/19/2014	RBC	2,621	2,585	–	(36)
EUR	Buy	03/19/2014	RBS	1,988	1,964	–	(24)
EUR	Buy	02/28/2014	SSG	6,377	6,303	–	(74)
EUR	Buy	03/19/2014	UBS	105	103	–	(2)
EUR	Sell	02/28/2014	BOA	15,575	15,446	129	–
EUR	Sell	02/28/2014	CBK	7,606	7,522	84	–
EUR	Sell	03/19/2014	CBK	887	881	6	–
EUR	Sell	03/19/2014	DEUT	75	73	2	–
EUR	Sell	02/28/2014	GSC	6,392	6,302	90	–
EUR	Sell	03/19/2014	GSC	99	98	1	–
EUR	Sell	03/19/2014	HSBC	664	655	9	–
EUR	Sell	03/19/2014	JPM	1,228	1,206	22	–
EUR	Sell	02/28/2014	MSC	7,948	7,880	68	–

9

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	03/19/2014	MSC	$15,381	$15,056	$325	$–
EUR	Sell	02/28/2014	SSG	7,740	7,650	90	–
GBP	Buy	03/19/2014	SSG	5	5	–	–
GBP	Sell	03/19/2014	BNP	650	651	–	(1)
GBP	Sell	02/28/2014	CBK	4,669	4,664	5	–
GBP	Sell	03/19/2014	CBK	655	654	1	–
GBP	Sell	03/19/2014	CSFB	651	651	–	–
GBP	Sell	03/19/2014	DEUT	199	197	2	–
GBP	Sell	03/19/2014	RBS	673	675	–	(2)
GBP	Sell	03/19/2014	SSG	1,295	1,300	–	(5)
GBP	Sell	02/03/2014	UBS	2,490	2,476	14	–
HKD	Buy	02/04/2014	BOA	1	1	–	–
HKD	Buy	03/19/2014	DEUT	247	247	–	–
HKD	Sell	02/28/2014	HSBC	253	253	–	–
INR	Buy	03/19/2014	BOA	3,989	3,948	–	(41)
INR	Buy	03/19/2014	DEUT	149	149	–	–
INR	Buy	03/19/2014	DEUT	608	598	–	(10)
INR	Sell	03/19/2014	DEUT	299	299	–	–
JPY	Buy	02/28/2014	BCLY	5,234	5,348	114	–
JPY	Buy	03/19/2014	BCLY	1,262	1,268	6	–
JPY	Buy	03/19/2014	BMO	622	634	12	–
JPY	Buy	02/28/2014	BNP	1,393	1,394	1	–
JPY	Buy	02/28/2014	BOA	18,647	18,970	323	–
JPY	Buy	03/19/2014	BOA	391	392	1	–
JPY	Buy	03/19/2014	CBK	653	667	14	–
JPY	Buy	02/28/2014	DEUT	7,582	7,679	97	–
JPY	Buy	02/04/2014	GSC	471	472	1	–
JPY	Buy	03/19/2014	HSBC	1,277	1,277	–	–
JPY	Buy	02/28/2014	JPM	4,752	4,854	102	–
JPY	Buy	02/03/2014	MSC	23	23	–	–
JPY	Buy	03/19/2014	MSC	404	407	3	–
JPY	Sell	03/19/2014	BMO	1,251	1,266	–	(15)
JPY	Sell	02/28/2014	BNP	9,142	9,365	–	(223)
JPY	Sell	03/19/2014	BNP	24,135	24,370	–	(235)
JPY	Sell	02/04/2014	BOA	299	300	–	(1)
JPY	Sell	02/05/2014	BOA	175	175	–	–
JPY	Sell	02/28/2014	DEUT	6,656	6,794	–	(138)
JPY	Sell	03/19/2014	DEUT	20	20	–	–
JPY	Sell	02/28/2014	GSC	4,509	4,595	–	(86)
JPY	Sell	03/19/2014	GSC	471	472	–	(1)
JPY	Sell	02/03/2014	MSC	22	22	–	–
JPY	Sell	02/28/2014	NAB	21,645	22,197	–	(552)
JPY	Sell	02/28/2014	RBS	4,173	4,212	–	(39)
KRW	Buy	03/19/2014	CBK	10,452	10,283	–	(169)
KRW	Sell	03/19/2014	DEUT	1,501	1,493	8	–
MXN	Buy	02/28/2014	BCLY	4,907	4,938	31	–
MXN	Buy	02/28/2014	DEUT	6,457	6,300	–	(157)
MXN	Buy	02/28/2014	HSBC	6,346	6,301	–	(45)
MXN	Buy	03/19/2014	HSBC	3,869	3,745	–	(124)
MXN	Buy	02/28/2014	JPM	4,912	4,938	26	–
MXN	Buy	02/28/2014	JPM	6,530	6,358	–	(172)
MXN	Sell	02/28/2014	BCLY	6,484	6,358	126	–
MXN	Sell	03/19/2014	CBK	1,225	1,208	17	–
MXN	Sell	02/28/2014	DEUT	4,871	4,803	68	–
MXN	Sell	02/28/2014	HSBC	4,958	4,943	15	–
MXN	Sell	02/28/2014	JPM	7,495	7,418	77	–

10

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
MXN	Sell	03/19/2014	JPM	$1,269	$1,276	$–	$(7)
MXN	Sell	02/28/2014	MSC	693	690	3	–
MXN	Sell	02/28/2014	RBC	11,379	11,244	135	–
NOK	Buy	03/19/2014	RBS	1,283	1,253	–	(30)
NOK	Sell	03/19/2014	HSBC	1,275	1,253	22	–
NOK	Sell	03/19/2014	JPM	1,266	1,253	13	–
PHP	Sell	03/19/2014	CBK	5,106	4,965	141	–
PLN	Buy	02/28/2014	BCLY	1,497	1,453	–	(44)
PLN	Buy	02/28/2014	BNP	791	771	–	(20)
PLN	Buy	02/28/2014	JPM	273	266	–	(7)
PLN	Buy	02/28/2014	UBS	1,929	1,920	–	(9)
PLN	Sell	02/28/2014	BCLY	1,335	1,303	32	–
PLN	Sell	02/28/2014	BOA	816	799	17	–
PLN	Sell	02/28/2014	DEUT	2,025	1,981	44	–
SEK	Sell	03/19/2014	BOA	2,594	2,551	43	–
SGD	Buy	03/19/2014	CSFB	1,925	1,917	–	(8)
SGD	Buy	03/19/2014	RBS	1,965	1,946	–	(19)
SGD	Buy	03/19/2014	SCB	1,210	1,200	–	(10)
SGD	Sell	03/19/2014	DEUT	1,299	1,271	28	–
SGD	Sell	03/19/2014	JPM	3,833	3,792	41	–
TWD	Sell	03/19/2014	BOA	7,815	7,579	236	–
ZAR	Buy	02/28/2014	BCLY	4,398	4,324	–	(74)
ZAR	Buy	02/28/2014	DEUT	4,597	4,486	–	(111)
ZAR	Buy	02/28/2014	MSC	4,355	4,421	66	–
ZAR	Sell	02/28/2014	BCLY	4,586	4,486	100	–
ZAR	Sell	02/28/2014	CBK	4,468	4,324	144	–
ZAR	Sell	02/28/2014	DEUT	4,434	4,421	13	–
						$3,693	$(4,087)

Cash of $167 was pledged as initial margin deposit and collateral for daily variation margin loss on open centrally cleared swap contracts at January 31, 2014.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2014

	Clearing	Notional	(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)	Rate	Date	Paid (Received)	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
CDX.NA.HY.21	CME	$3,605	(5.00)%	12/20/18	$(246)	$(234)	$12	$–	$–	$(1)

(a)	The FCM to the contracts is MSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

11

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014

		Notional	(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues:
Buy protection:
National Australia Bank	DEUT	$2,600	(1.00)% / 1.25%	03/20/19	$–	$(13)	$(16)	$–	$(3)
Republic of Chile	MSC	2,600	(1.00)% / 0.89%	03/20/19	–	(17)	(15)	2	–
Total					$–	$(30)	$(31)	$2	$(3)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Over-the-Counter Interest Rate Swap Contracts Outstanding at January 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount (a)		Date	Paid	Received	Value ╪	Asset	Liability
GSC	1.49% Fixed	6M CHF LIBOR	CHF	3,970	12/18/23	$–	$–	$(68)	$–	$(68)
JPM	1.65% Fixed	6M CHF LIBOR	CHF	10,240	03/19/24	–	–	(301)	–	(301)
						$–	$–	$(369)	$–	$(369)

(a)	Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Total Return Swap Contracts Outstanding at January 31, 2014

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
S&P 500 Consumer Discretionary Sector	BOA		$7,151	1M LIBOR + 0.30%	04/30/14	$–	$–	$423	$423	$–
Swiss Market Index Future	GSC	CHF	1,173	SMH4, 7,822.82 CHF Fixed	03/21/14	–	–	44	44	–
						$–	$–	$467	$467	$–

(a)	Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

12

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand

Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.NA.HY	Credit Derivatives North American High Yield
CNX	National Stock Exchange of India
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
ISE	International Security Exchange
JSE	Johannesburg Stock Exhange
KOSPI	Korea Composite Stock Price
MIB	Milano Italia Borsa
S&P	Standard & Poors
SGX	Singapore Exchange
SPI	Share Price Index
TDX	db-X In-Target Date Fund
TSX	Toronto Stock Exchange

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
J-REIT	Japanese Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

Credit Exposure
as of January 31, 2014
Credit Rating *	Percentage of Net Assets
Aa / AA	18.2%
Baa / BBB	5.7
Not Rated	0.6
Non-Debt Securities and Other Short-Term Instruments	72.0
Other Assets and Liabilities	3.5
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

13

Hartford Real Total Return Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$3,024	$505	$2,519	$–
Banks	1,947	430	1,517	–
Capital Goods	4,779	1,876	2,903	–
Commercial and Professional Services	1,243	727	516	–
Consumer Durables and Apparel	3,475	1,342	2,133	–
Consumer Services	750	404	346	–
Diversified Financials	2,759	1,141	1,618	–
Energy	8,648	5,795	2,853	–
Food and Staples Retailing	704	449	255	–
Food, Beverage and Tobacco	384	277	107	–
Health Care Equipment and Services	993	624	369	–
Insurance	548	294	254	–
Materials	4,112	1,259	2,853	–
Media	927	613	314	–
Pharmaceuticals, Biotechnology and Life Sciences	3,670	3,491	179	–
Real Estate	1,358	1,159	199	–
Retailing	2,683	2,010	673	–
Semiconductors and Semiconductor Equipment	1,828	1,537	291	–
Software and Services	3,636	2,043	1,593	–
Technology Hardware and Equipment	4,750	1,397	3,353	–
Telecommunication Services	75	–	75	–
Transportation	569	–	569	–
Utilities	192	192	–	–
Total	53,054	27,565	25,489	–
Call Options Purchased	97	46	51	–
Corporate Bonds	782	–	782	–
Exchange Traded Funds	2,017	2,017	–	–
Foreign Government Obligations	7,273	–	7,273	–
Put Options Purchased	213	120	93	–
U.S. Government Securities	23,205	23,205	–	–
Warrants	252	252	–	–
Short-Term Investments	36,427	–	36,427	–
Total	$123,320	$53,205	$70,115	$–
Credit Default Swaps*	14	–	14	–
Foreign Currency Contracts*	3,693	–	3,693	–
Futures*	2,287	2,287	–	–
Total Return Swaps*	467	–	467	–
Total	$6,461	$2,287	$4,174	$–
Liabilities:
Written Options	98	79	19	–
Total	$98	$79	$19	$–
Credit Default Swaps*	3	–	3	–
Foreign Currency Contracts*	4,087	–	4,087	–
Futures*	1,869	1,869	–	–
Interest Rate Swaps*	369	–	369	–
Total	$6,328	$1,869	$4,459	$–

♦	For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

14

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 18.5%
Computer and Electronic Product Manufacturing - 0.2%
	Computer and Peripheral Equipment Manufacturing - 0.2%
	SBA Tower Trust
$1,310	2.93%, 12/15/2017 ■	$1,338

Finance and Insurance - 17.7%
	Captive Auto Finance - 3.6%
	Ally Automotive Receivables Trust
1,000	2.29%, 11/16/2015 ■	1,006
329	3.29%, 03/15/2015 ■	329
	Ally Master Owner Trust
1,280	1.00%, 02/15/2018	1,284
1,975	1.21%, 06/15/2017	1,986
2,695	1.54%, 09/15/2019	2,691
	AmeriCredit Automobile Receivables Trust
2,775	0.62%, 06/08/2017	2,778
	Carmax Automotive Owner Trust
395	1.50%, 08/15/2018	399
	Credit Acceptance Automotive Loan Trust
1,650	1.50%, 04/15/2021 ■	1,652
1,115	2.20%, 09/16/2019 ■	1,122
	Ford Credit Automotive Owner Trust
2,500	2.62%, 10/15/2016	2,561
	Harley-Davidson Motorcycle Trust
500	1.99%, 01/15/2016	500
	Hyundai Automotive Receivables Trust
2,100	2.27%, 02/15/2017	2,141
	M&T Bank Automotive Receivables Trust
1,595	1.57%, 01/15/2017 ■	1,621
	Mercedes-Benz Master Owner Trust
1,560	0.79%, 11/15/2017 ■	1,564
	Motor plc
345	1.29%, 02/25/2020 ■	345
	Nissan Automotive Lease Trust
770	0.75%, 06/15/2016	771
	Prestige Automotive Receivables Trust
177	1.23%, 12/15/2015 ■	177
	SNAAC Automotive Receivables Trust
374	1.14%, 07/16/2018 ■	373
	World Omni Automotive Receivables Trust
1,500	2.33%, 09/15/2016	1,521
		24,821
	Credit Card Issuing - 0.6%
	American Express Credit Account Master Trust
2,072	0.77%, 05/15/2018	2,071
455	0.98%, 05/15/2019	455
	Master Credit Card Trust
1,365	0.78%, 04/21/2017 ■	1,367
		3,893
	Other Financial Investment Activities - 0.5%
	Apidos CLO
2,250	1.34%, 04/15/2025 ■Δ	2,211
	Carlyle Global Market Strategies
870	1.40%, 04/18/2025 ■Δ	858
		3,069
	Other Investment Pools and Funds - 0.1%
	New York City Tax Lien
833	1.19%, 11/10/2026 ■	833

	Real Estate Credit (Mortgage Banking) - 12.7%
	Accredited Mortgage Loan Trust
1,151	0.50%, 01/25/2035 Δ	1,123
	Aegis Asset Backed Securities Trust
1,181	1.26%, 09/25/2034 Δ	1,167
	Atrium CDO Corp.
1,860	1.40%, 07/16/2025 ■Δ	1,829
	Babson CLO Ltd.
2,750	1.34%, 04/20/2025 ■Δ	2,701
	Bayview Commercial Asset Trust
5,682	3.32%, 01/25/2037 ■►	14
5,887	3.85%, 09/25/2037 ■►	353
	CBA Commercial Small Balance Commercial Mortgage
4,906	5.90%, 01/25/2039 ■►	31
	Cent CLO L.P.
1,500	1.70%, 01/25/2026 ■	1,495
	CFCRE Commercial Mortgage Trust
1,500	3.76%, 04/15/2044 ■	1,574
	Chesapeake Funding LLC
975	0.61%, 01/07/2025 ■Δ	972
	Chrysler Capital Automotive Rec Trust
975	0.91%, 04/16/2018 ■	978
	CIFC Funding Ltd.
2,125	1.39%, 04/16/2025 ■Δ	2,088
	Citigroup Commercial Mortgage Trust
1,803	0.69%, 09/10/2045	1,796
	Commercial Mortgage Pass-Through Certificates
959	0.67%, 11/15/2045	954
1,300	0.70%, 10/15/2045	1,293
961	0.82%, 08/15/2045	959
1,208	1.34%, 07/10/2045	1,213
2,406	3.16%, 07/10/2046 ■	2,473
	Community or Commercial Mortgage Trust
1,373	1.28%, 08/10/2046	1,376
	Countrywide Asset-Backed Certificates
2,113	0.79%, 03/25/2035 Δ	2,106
	DBUBS Mortgage Trust
2,989	1.72%, 01/01/2021 ■►	106
1,345	3.64%, 08/10/2044	1,412
2,412	3.74%, 11/10/2046 ■	2,529
	First Franklin Mortgage Loan Trust
632	0.59%, 05/25/2035 Δ	621
	First Investors Automotive Owner Trust
2,095	1.23%, 03/15/2019 ■	2,100
	Ford Credit Automotive Lease Trust
560	0.76%, 09/15/2016	562
	Ford Credit Floorplan Master Owner Trust
1,070	0.71%, 06/15/2020 Δ	1,072
	GE Dealer Floorplan Master Note Trust
2,000	0.60%, 10/20/2017 Δ	2,004

1

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 18.5% - (continued)
Finance and Insurance - 17.7% - (continued)
	Real Estate Credit (Mortgage Banking) - 12.7% - (continued)
	Goldman Sachs Mortgage Securities Corp. II
$1,500	5.55%, 04/10/2038	$1,612
	Goldman Sachs Mortgage Securities Trust
1,289	0.66%, 11/10/2045	1,282
	Granite Master Issuer plc
1,505	0.24%, 12/20/2054 Δ	1,486
	GS Mortgage Securities Trust
841	1.21%, 07/10/2046	843
	Hasco HIM Trust
48	0.00%, 12/26/2035 ■●	–
	Hilton USA Trust
1,320	1.17%, 11/05/2030 ■Δ	1,322
	HLSS Servicer Advance Receivables
1,645	1.98%, 11/15/2046 ■	1,636
695	1.99%, 10/15/2045 ■	701
885	2.29%, 01/15/2048 ■	872
	JP Morgan Chase Commercial Mortgage Securities Corp.
535	0.71%, 10/15/2045 Δ	534
1,609	1.30%, 01/15/2046	1,615
950	3.36%, 11/13/2044 ■	996
2,767	3.85%, 06/15/2043 ■	2,858
381	4.93%, 09/12/2037	381
1,197	5.57%, 06/12/2041 Δ	1,214
	Long Beach Asset Holdings Corp.
180	0.00%, 04/25/2046 ■●	–
	Merrill Lynch Mortgage Trust
763	5.86%, 06/12/2050 Δ	786
	Merrill Lynch/Countrywide Commercial Mortgage Trust
122	5.11%, 12/12/2049	122
	Morgan Stanley ABS Capital I
1,395	0.92%, 01/25/2035 Δ	1,371
	Morgan Stanley BAML Trust
614	0.66%, 11/15/2045	611
	Morgan Stanley Capital I
1,340	3.22%, 07/15/2049	1,402
1,500	3.88%, 09/15/2047 ■	1,574
1,931	4.97%, 04/14/2040	1,944
1,597	5.11%, 06/15/2040	1,616
	Morgan Stanley Re-Remic Trust
2,128	1.00%, 03/29/2051 ■	2,138
	National Credit Union Administration
583	1.60%, 10/29/2020	588
	Octagon Investment Partners
2,500	1.39%, 07/17/2025 ■Δ	2,457
	OHA Intrepid Leveraged Loan Fund Ltd.
1,561	1.16%, 04/20/2021 ■Δ	1,557
	Renaissance Home Equity Loan Trust
108	0.00%, 04/25/2037 ■●	–
	Residential Asset Securities Corp.
177	0.39%, 01/25/2036 Δ	175
	Silverstone Master Issuer plc
415	1.79%, 01/21/2055 ■Δ	421
	Springleaf Mortgage Loan Trust
707	1.27%, 06/25/2058 ■	705
	Structured Asset Investment Loan Trust
575	0.73%, 04/25/2035 Δ	568
	UBS Commercial Mortgage Trust
1,542	1.03%, 05/10/2045	1,550
	UBS-Barclays Commercial Mortgage Trust
2,093	0.73%, 08/10/2049	2,090
	Voyager Countrywide Delaware Trust
38	7.72%, 11/26/2035 ■○	42
	Wachovia Bank Commercial Mortgage Trust
86	4.50%, 10/15/2041	87
2,000	4.80%, 10/15/2041	2,041
1,105	4.94%, 04/15/2042	1,140
2,575	5.29%, 12/15/2044 Δ	2,737
1,500	5.48%, 04/15/2047	1,537
	Westlake Automobile Receivables Trust
1,200	1.12%, 07/15/2015 ■	1,201
	WF-RBS Commercial Mortgage Trust
2,166	0.67%, 11/15/2045	2,157
		86,870
	Whole Loan Residential - 0.2%
	Dryden Senior Loan Fund
1,460	1.59%, 04/18/2026 ■☼Δ	1,449

		120,935
Real Estate, Rental and Leasing - 0.3%
	Automotive Equipment Rental and Leasing - 0.3%
	ARI Fleet Lease Trust
713	0.46%, 01/15/2021 ■Δ	712
	Hertz Fleet Lease Funding L.P.
1,140	0.71%, 12/10/2027 ■Δ	1,142
		1,854
Transportation Equipment Manufacturing - 0.3%
	Railroad Rolling Stock Manufacturing - 0.3%
	GE Equipment Transportation LLC
2,500	0.92%, 09/25/2017	2,502

	Total asset & commercial mortgage backed securities
	(cost $127,848)	$126,629

CORPORATE BONDS - 53.2%
Arts, Entertainment and Recreation - 1.6%
	Cable and Other Subscription Programming - 1.6%
	Comcast Corp.
$1,000	5.85%, 11/15/2015	$1,090
1,250	5.90%, 03/15/2016	1,379
	DirecTV Holdings LLC
915	1.75%, 01/15/2018	908
2,681	2.40%, 03/15/2017	2,749
	Echostar DBS Corp.
725	7.13%, 02/01/2016	797

2

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 53.2% - (continued)
Arts, Entertainment and Recreation - 1.6% - (continued)
	Cable and Other Subscription Programming - 1.6% - (continued)
	Time Warner Cable, Inc.
$2,000	5.85%, 05/01/2017	$2,197
	Viacom, Inc.
1,650	1.25%, 02/27/2015	1,660
		10,780
Beverage and Tobacco Product Manufacturing - 1.7%
	Beverage Manufacturing - 1.4%
	Anheuser-Busch InBev Worldwide, Inc.
3,730	1.38%, 07/15/2017	3,729
	Constellation Brands, Inc.
1,210	7.25%, 09/01/2016	1,372
	Diageo Capital plc
3,275	1.50%, 05/11/2017	3,292
	Molson Coors Brewing Co.
311	2.00%, 05/01/2017	314
	Pernod-Ricard S.A.
1,000	2.95%, 01/15/2017 ■	1,041
		9,748
	Tobacco Manufacturing - 0.3%
	Altria Group, Inc.
500	7.75%, 02/06/2014	501
	Lorillard Tobacco Co.
180	2.30%, 08/21/2017	183
	Reynolds American, Inc.
1,300	1.05%, 10/30/2015	1,304
		1,988
		11,736
Chemical Manufacturing - 0.3%
	Agricultural Chemical Manufacturing - 0.3%
	Yara International ASA
1,750	5.25%, 12/15/2014 ■	1,809

	Other Chemical and Preparation Manufacturing - 0.0%
	Ecolab, Inc.
375	1.45%, 12/08/2017	370

		2,179
Computer and Electronic Product Manufacturing - 0.6%
	Computer and Peripheral Equipment Manufacturing - 0.4%
	Hewlett-Packard Co.
2,000	1.18%, 01/14/2019 Δ	1,999
1,090	2.75%, 01/14/2019	1,098
		3,097
	Navigational, Measuring, and Control Instruments - 0.2%
	Thermo Fisher Scientific, Inc.
1,225	1.30%, 02/01/2017	1,223

		4,320
Fabricated Metal Product Manufacturing - 0.2%
	Other Fabricated Metal Product Manufacturing - 0.2%
	Masco Corp.
1,450	4.80%, 06/15/2015	1,501

Finance and Insurance - 34.0%
	Activities Related To Credit Banking - 0.4%
	Total System Services, Inc.
725	2.38%, 06/01/2018	722
	Western Union Co.
1,250	1.24%, 08/21/2015 Δ	1,254
430	2.38%, 12/10/2015	441
		2,417
	Agencies, Brokerages and Other Insurance - 0.1%
	Marsh & McLennan Cos., Inc.
770	2.55%, 10/15/2018	780

	Captive Auto Finance - 1.5%
	American Honda Finance Corp.
2,000	1.13%, 10/07/2016	2,009
675	1.60%, 02/16/2018 ■	674
	Harley-Davidson Financial Services, Inc.
1,385	1.15%, 09/15/2015 ■	1,391
810	3.88%, 03/15/2016 ■	858
	Hyundai Capital America
2,500	2.13%, 10/02/2017 ■	2,506
	Nissan Motor Co., Ltd.
2,695	1.95%, 09/12/2017 ■	2,697
		10,135
	Commercial Banking - 4.7%
	Banco Santander Brasil S.A.
980	4.25%, 01/14/2016 ■	1,008
	Barclays Bank plc
2,500	6.05%, 12/04/2017 ■	2,812
	BNP Paribas
1,650	2.38%, 09/14/2017	1,687
1,600	2.70%, 08/20/2018	1,628
	Commonwealth Bank of Australia
2,000	0.75%, 09/20/2016 ■Δ	2,005
	DNB ASA
2,000	3.20%, 04/03/2017 ■	2,102
	HSBC Bank plc
1,775	0.88%, 05/15/2018 ■Δ	1,783
	Huntington National Bank
1,500	1.35%, 08/02/2016	1,509
	ING Bank N.V.
1,500	2.00%, 09/25/2015 ■	1,525
	Intesa Sanpaolo S.p.A.
1,500	3.13%, 01/15/2016	1,530
2,000	3.88%, 01/15/2019	2,023
	Key Bank NA
1,000	1.65%, 02/01/2018	996
2,000	4.95%, 09/15/2015	2,127
	Manufacturers & Traders Trust Co.
1,045	5.59%, 12/28/2020	1,080
	Santander Holdings USA, Inc.
715	3.00%, 09/24/2015	740
738	4.63%, 04/19/2016	790
	Svenska Handelsbanken AB
2,000	0.72%, 09/23/2016 Δ	2,005
1,000	3.13%, 07/12/2016	1,049
	Swedbank AB
1,800	1.75%, 03/12/2018 ■	1,782

3

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 53.2% - (continued)
Finance and Insurance - 34.0% - (continued)
	Commercial Banking - 4.7% - (continued)
	Union Bank NA
$2,000	5.95%, 05/11/2016	$2,219
		32,400
	Depository Credit Banking - 8.3%
	Bank of America Corp.
2,200	1.32%, 03/22/2018 Δ	2,229
4,375	2.00%, 01/11/2018	4,379
5,000	3.63%, 03/17/2016	5,264
	Bank of Montreal
1,500	0.76%, 07/15/2016 Δ	1,507
1,500	0.84%, 04/09/2018 Δ	1,510
1,500	2.38%, 01/25/2019	1,516
	Bank of New York Mellon Corp.
1,500	1.97%, 06/20/2017 Δ	1,537
	Bank of Nova Scotia
1,000	0.76%, 07/15/2016 Δ	1,004
1,500	1.38%, 12/18/2017	1,488
	BB&T Corp.
2,000	0.90%, 02/01/2019 ☼Δ	1,996
1,245	1.10%, 06/15/2018 Δ	1,262
815	1.60%, 08/15/2017	818
	Citigroup, Inc.
1,250	1.25%, 01/15/2016	1,256
2,479	3.95%, 06/15/2016	2,640
2,000	4.59%, 12/15/2015	2,133
2,000	5.50%, 02/15/2017	2,223
	Fifth Third Bancorp
2,250	0.75%, 11/18/2016 Δ	2,257
636	3.63%, 01/25/2016	668
	HSBC USA, Inc.
3,590	1.63%, 01/16/2018	3,578
	PNC Bank NA
2,500	1.15%, 11/01/2016	2,508
	PNC Funding Corp.
907	2.70%, 09/19/2016	946
	Skandinaviska Enskilda Banken AB
1,250	1.75%, 03/19/2018 ■	1,239
1,545	2.38%, 11/20/2018 ■	1,552
	SunTrust Banks, Inc.
2,500	0.55%, 04/01/2015 Δ	2,489
	Toronto-Dominion Bank
2,000	2.50%, 07/14/2016	2,080
	U.S. Bancorp
2,250	1.65%, 05/15/2017	2,283
	Wells Fargo & Co.
2,035	1.50%, 01/16/2018	2,030
1,000	2.10%, 05/08/2017	1,027
	Wells Fargo Bank NA
1,000	0.45%, 05/16/2016 Δ	994
		56,413
	Insurance Carriers - 2.6%
	Aetna, Inc.
2,135	1.50%, 11/15/2017	2,119
	Cigna Corp.
503	2.75%, 11/15/2016	525
	CNA Financial Corp.
2,000	6.50%, 08/15/2016	2,248
	ING US, Inc.
2,250	2.90%, 02/15/2018	2,320
	MetLife Global Funding I
1,480	1.50%, 01/10/2018 ■	1,454
	MetLife Institutional Funding II
1,500	1.63%, 04/02/2015 ■	1,518
	New York Life Global Funding
2,000	2.45%, 07/14/2016 ■	2,081
	Principal Financial Group, Inc.
365	1.85%, 11/15/2017	363
	Principal Life Global Funding II
1,390	1.00%, 12/11/2015 ■	1,395
	Prudential Financial, Inc.
2,000	1.02%, 08/15/2018 Δ	2,007
	QBE Insurance Group Ltd.
390	2.40%, 05/01/2018 ■	378
	Wellpoint, Inc.
1,000	2.38%, 02/15/2017	1,029
		17,437
	International Trade Financing (Foreign Banks) - 3.0%
	BPCE S.A.
3,500	1.49%, 04/25/2016 Δ	3,545
1,390	2.50%, 12/10/2018	1,391
	Corporacion Andina De Fomento
1,500	3.75%, 01/15/2016	1,565
	Credit Agricole S.A.
2,500	1.10%, 10/03/2016 ■Δ	2,512
	Royal Bank of Canada
1,500	1.50%, 01/16/2018	1,496
	Royal Bank of Scotland Group plc
1,260	2.55%, 09/18/2015	1,289
	Societe Generale
2,395	2.63%, 10/01/2018	2,420
	Standard Chartered plc
3,570	3.20%, 05/12/2016 ■	3,734
	TSMC Global LTD
2,800	1.63%, 04/03/2018 ■	2,700
		20,652
	Monetary Authorities - Central Bank - 1.0%
	ABN Amro Bank N.V.
1,500	1.38%, 01/22/2016 ■	1,512
1,429	4.25%, 02/02/2017 ■	1,539
	Lloyds Bank plc
980	2.30%, 11/27/2018	985
820	4.20%, 03/28/2017	891
	Lloyds Banking Group plc
1,500	4.38%, 01/12/2015 ■	1,552
		6,479
	Nondepository Credit Banking - 5.0%
	American Express Credit Corp.
1,000	0.75%, 07/29/2016 Δ	1,005
2,000	2.80%, 09/19/2016	2,089
	Capital One Bank
2,800	1.15%, 11/21/2016	2,797

4

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 53.2% - (continued)
Finance and Insurance - 34.0% - (continued)
	Nondepository Credit Banking - 5.0% - (continued)
	CIT Group, Inc.
$2,500	4.25%, 08/15/2017	$2,594
1,250	5.00%, 05/15/2017	1,331
	Ford Motor Credit Co. LLC
1,700	1.49%, 05/09/2016 Δ	1,728
3,500	2.38%, 01/16/2018	3,542
	General Electric Capital Corp.
3,000	0.96%, 04/02/2018 Δ	3,030
2,000	1.00%, 01/08/2016	2,013
3,000	2.30%, 04/27/2017	3,094
1,250	2.90%, 01/09/2017	1,315
	General Motors Financial Co., Inc.
2,250	4.75%, 08/15/2017 ■	2,377
	General Motors, Inc.
2,500	3.50%, 10/02/2018 ■	2,553
	SLM Corp.
750	3.88%, 09/10/2015	772
	Toyota Motor Credit Corp.
900	1.25%, 10/05/2017	896
1,750	1.75%, 05/22/2017	1,782
1,500	2.00%, 10/24/2018	1,512
		34,430
	Other Financial Investment Activities - 0.7%
	BP Capital Markets plc
1,750	0.88%, 09/26/2018 Δ	1,760
2,250	1.85%, 05/05/2017	2,292
	Xstrata Canada Finance Corp.
1,000	2.85%, 11/10/2014 ■	1,014
		5,066
	Real Estate Credit (Mortgage Banking) - 0.3%
	Abbey National Treasury Services plc
2,300	3.05%, 08/23/2018	2,376

	Real Estate Investment Trust (REIT) - 1.5%
	Health Care, Inc.
1,010	2.25%, 03/15/2018	1,014
688	3.63%, 03/15/2016	725
	Host Hotels & Resorts L.P.
1,250	6.00%, 11/01/2020	1,365
	Host Marriott L.P.
137	6.75%, 06/01/2016	139
	Simon Property Group, Inc.
1,965	1.50%, 02/01/2018 ■	1,940
	Ventas Realty L.P.
1,750	1.55%, 09/26/2016	1,766
3,000	2.00%, 02/15/2018	2,996
		9,945
	Sales Financing - 0.3%
	Imperial Tobacco Finance plc
2,000	2.05%, 02/11/2018 ■	1,989

	Securities and Commodity Contracts and Brokerage - 4.6%
	Goldman Sachs Group, Inc.
4,000	1.34%, 11/15/2018 Δ	4,009
2,500	2.38%, 01/22/2018	2,519
1,279	3.63%, 02/07/2016	1,341
	JP Morgan Chase & Co.
3,000	0.57%, 06/13/2016 Δ	2,981
1,100	1.63%, 05/15/2018	1,085
3,000	1.80%, 01/25/2018	2,995
1,500	2.00%, 08/15/2017	1,519
	Macquarie Group Ltd.
2,500	3.00%, 12/03/2018 ■	2,511
	Merrill Lynch & Co., Inc.
2,000	6.05%, 05/16/2016	2,200
	Morgan Stanley
2,000	1.09%, 01/24/2019 Δ	1,987
3,500	1.52%, 04/25/2018 Δ	3,555
2,000	3.80%, 04/29/2016	2,114
	UBS AG Stamford CT
2,500	5.88%, 07/15/2016	2,785
		31,601
		232,120
Food Manufacturing - 0.6%
	Animal Slaughtering and Processing - 0.1%
	ConAgra Foods, Inc.
345	1.90%, 01/25/2018	344

	Other Food Manufacturing - 0.4%
	Mondelez International, Inc.
3,000	0.76%, 02/01/2019 Δ	2,982

	Sugar and Confectionery Product Manufacturing - 0.1%
	Wrigley Jr., William Co.
720	1.40%, 10/21/2016 ■	724

		4,050
Furniture and Related Product Manufacturing - 0.1%
	Household, Institution Furniture, Kitchen Cabinet - 0.1%
	Newell Rubbermaid, Inc.
355	2.05%, 12/01/2017	357

Health Care and Social Assistance - 1.6%
	Drugs and Druggists' Sundries Merchant Wholesalers - 0.1%
	Cardinal Health, Inc.
370	1.70%, 03/15/2018	371

	General Medical and Surgical Hospitals - 0.0%
	Catholic Health Initiatives
195	1.60%, 11/01/2017	192

	Health and Personal Care Stores - 0.3%
	CVS Caremark Corp.
1,980	1.20%, 12/05/2016	1,989

	Pharmaceutical and Medicine Manufacturing - 1.0%
	Express Scripts Holding Co.
1,465	2.10%, 02/12/2015	1,487

5

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 53.2% - (continued)
Health Care and Social Assistance - 1.6% - (continued)
	Pharmaceutical and Medicine Manufacturing - 1.0% - (continued)
	Mylan, Inc.
$2,500	1.35%, 11/29/2016	$2,503
2,000	6.00%, 11/15/2018 ■	2,127
	Perrigo Co Ltd
800	1.30%, 11/08/2016 ■	799
		6,916
	Scientific Research and Development Services - 0.2%
	Laboratory Corp. of America Holdings
1,411	2.20%, 08/23/2017	1,434

		10,902
Information - 2.4%
	Data Processing Services - 0.2%
	Affiliated Computer Services, Inc.
1,000	5.20%, 06/01/2015	1,054

	Satellite Telecommunications - 0.0%
	Inmarsat Finance plc
210	7.38%, 12/01/2017 ■	217

	Telecommunications - Wired Carriers - 1.2%
	AT&T, Inc.
1,500	2.40%, 08/15/2016	1,547
	British Telecommunications plc
3,000	1.63%, 06/28/2016	3,034
	Deutsche Telekom International Finance B.V.
3,000	3.13%, 04/11/2016 ■	3,134
	Videotron Ltee
560	9.13%, 04/15/2018	585
		8,300
	Telecommunications - Wireless Carriers - 0.6%
	America Movil S.A.B. de C.V.
1,200	2.38%, 09/08/2016	1,239
	MetroPCS Wireless, Inc.
1,500	7.88%, 09/01/2018	1,602
	SBA Tower Trust
1,300	2.24%, 04/15/2043 ■	1,284
		4,125
	Wireless Communications Services - 0.4%
	Verizon Communications, Inc.
2,355	3.65%, 09/14/2018	2,505

		16,201
Media - 0.4%
	Other Information Services - 0.4%
	Thomson Reuters Corp.
2,500	1.30%, 02/23/2017	2,495

Mining - 1.4%
	Metal Ore Mining - 1.1%
	Freeport-McMoRan Copper & Gold, Inc.
1,015	2.38%, 03/15/2018	1,018
	Glencore Funding LLC
3,000	1.40%, 05/27/2016 ■Δ	2,991
	Rio Tinto Finance USA Ltd.
2,050	2.00%, 03/22/2017	2,093
	Teck Resources Ltd.
1,500	2.50%, 02/01/2018	1,518
		7,620
	Nonmetallic Mineral Mining and Quarrying - 0.3%
	Vale Overseas Ltd.
1,720	6.25%, 01/23/2017	1,907

		9,527
Miscellaneous Manufacturing - 0.2%
	Aerospace Product and Parts Manufacturing - 0.2%
	Textron, Inc.
1,500	4.63%, 09/21/2016	1,623

Motor Vehicle and Parts Manufacturing - 1.0%
	Motor Vehicle Manufacturing - 1.0%
	Daimler Finance NA LLC
2,500	1.10%, 08/01/2018 ■Δ	2,513
2,000	1.88%, 01/11/2018 ■	2,003
	TRW Automotive, Inc.
1,980	7.25%, 03/15/2017 ■	2,262
		6,778
Petroleum and Coal Products Manufacturing - 1.7%
	Oil and Gas Extraction - 1.4%
	Chesapeake Energy Corp.
660	9.50%, 02/15/2015	711
	Devon Energy Corp.
3,500	0.78%, 12/15/2016 Δ	3,504
	Petrobras Global Finance Co.
1,250	2.00%, 05/20/2016	1,239
	Petrobras International Finance Co.
1,100	3.88%, 01/27/2016	1,127
1,000	6.13%, 10/06/2016	1,078
	Total Capital Canada Ltd.
685	1.45%, 01/15/2018	686
	Total Capital International S.A.
1,155	1.55%, 06/28/2017	1,169
		9,514
	Petroleum and Coal Products Manufacturing - 0.2%
	Hess Corp.
500	7.00%, 02/15/2014	501
	Schlumberger Norge AS
925	1.25%, 08/01/2017 ■	919
		1,420
	Support Activities For Mining - 0.1%
	Transocean, Inc.
565	2.50%, 10/15/2017	573

		11,507
Pipeline Transportation - 0.5%
	Pipeline Transportation of Crude Oil - 0.4%
	Enbridge, Inc.
2,500	0.90%, 10/01/2016 Δ	2,507

6

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 53.2% - (continued)
Pipeline Transportation - 0.5% - (continued)
	Pipeline Transportation of Natural Gas - 0.1%
	Enterprise Products Operating LLC
$235	1.25%, 08/13/2015	$237
	Kinder Morgan Energy Partners L.P.
790	3.50%, 03/01/2016	829
		1,066
		3,573
Primary Metal Manufacturing - 0.4%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.4%
	ArcelorMittal
1,380	4.25%, 02/25/2015 - 03/01/2016	1,411
1,000	9.50%, 02/15/2015	1,075
		2,486
Real Estate, Rental and Leasing - 1.2%
	Automotive Equipment Rental and Leasing - 0.3%
	Enterprise Rent-a-Car Finance Corp.
1,050	1.40%, 04/15/2016 ■	1,052
	Ryder System, Inc.
1,070	3.15%, 03/02/2015	1,098
		2,150
	Industrial Machinery and Equipment Rental and Leasing - 0.9%
	Air Lease Corp.
2,500	4.50%, 01/15/2016	2,631
	International Lease Finance Corp.
3,250	6.75%, 09/01/2016 ■	3,620
		6,251
		8,401
Retail Trade - 1.3%
	Automotive Parts, Accessories and Tire Stores - 0.3%
	Eaton Corp.
2,000	1.50%, 11/02/2017	1,999

	Grocery Stores - 0.5%
	Kroger (The) Co.
1,750	0.80%, 10/17/2016 Δ	1,754
1,250	7.00%, 05/01/2018	1,494
		3,248
	Other General Merchandise Stores - 0.3%
	Dollar General Corp.
2,000	1.88%, 04/15/2018	1,983

	Other Miscellaneous Store Retailers - 0.2%
	Amazon.com, Inc.
1,385	1.20%, 11/29/2017	1,373

		8,603
Transportation Equipment Manufacturing - 0.1%
	Railroad Rolling Stock Manufacturing - 0.1%
	Kansas City Southern de Mexico S.A. de C.V.
1,025	0.94%, 10/28/2016 Δ	1,025

Truck Transportation - 0.3%
	Specialized Freight Trucking - 0.3%
	Penske Truck Leasing Co.
2,000	2.50%, 03/15/2016 ■	2,056
45	2.88%, 07/17/2018 ■	46
		2,102
Utilities - 0.8%
	Electric Generation, Transmission and Distribution - 0.8%
	Ameren Illinois, Co.
1,000	9.75%, 11/15/2018	1,333
	American Electric Power Co., Inc.
500	1.65%, 12/15/2017	495
	Dominion Resources, Inc.
2,500	1.05%, 11/01/2016 ■	2,497
	Duke Energy Corp.
790	1.63%, 08/15/2017	793
	Duke Energy Indiana, Inc.
570	0.59%, 07/11/2016 Δ	570
		5,688
Wholesale Trade - 0.8%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.4%
	SABMiller Holdings, Inc.
2,500	0.93%, 08/01/2018 ■Δ	2,512

	Electrical Goods Wholesalers - 0.1%
	Arrow Electronics, Inc.
630	3.00%, 03/01/2018	643

	Machinery, Equipment and Supplies Wholesalers - 0.3%
	Pentair Finance S.A.
2,265	1.35%, 12/01/2015	2,281

		5,436
	Total corporate bonds
	(cost $358,143)	$363,390

MUNICIPAL BONDS - 0.9%
	General Obligations - 0.3%
	Illinois State GO
$2,200	4.96%, 03/01/2016	$2,358

	Miscellaneous - 0.4%
	Florida ST Hurricane Catastrophe Fund
2,775	1.30%, 07/01/2016	2,785

	Waste Disposal - 0.2%
	Gloucester County New Jersey Import Auth
1,300	2.50%, 12/01/2029 Δ	1,307

	Total municipal bonds
	(cost $6,408)	$6,450

SENIOR FLOATING RATE INTERESTS♦ - 20.9%
Accommodation and Food Services - 0.3%
	Traveler Accommodation - 0.3%
	Four Seasons Holdings, Inc.
$294	3.50%, 06/29/2020	$296

7

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 20.9% - (continued)
Accommodation and Food Services - 0.3% - (continued)
	Traveler Accommodation - 0.3% - (continued)
	Hilton Worldwide Holdings, Inc.
$1,938	3.75%, 10/26/2020	$1,949
		2,245
Administrative Waste Management and Remediation - 0.6%
	Business Support Services - 0.5%
	Acosta, Inc.
1,995	4.25%, 03/03/2018	2,009
	Filtration Group, Inc.
300	4.50%, 11/20/2020	303
	Trans Union LLC
1,426	4.25%, 02/08/2019	1,442
		3,754
	Waste Treatment and Disposal - 0.1%
	ADS Waste Holdings, Inc.
554	4.25%, 10/09/2019	556

		4,310
Air Transportation - 0.6%
	Scheduled Air Transportation - 0.6%
	AMR Corp.
1,614	3.75%, 06/27/2019	1,623
	AWAS Finance Luxembourg S.A.
286	3.50%, 06/10/2016	287
	Delta Air Lines, Inc.
287	4.00%, 10/18/2018	288
	Delta Air Lines, Inc., Term Loan
1,526	3.50%, 04/20/2017	1,534
	United Airlines, Inc.
491	4.00%, 04/01/2019	496
		4,228
Apparel Manufacturing - 0.1%
	Apparel Knitting Mills - 0.1%
	PVH Corp.
352	3.25%, 02/13/2020	353

Arts, Entertainment and Recreation - 2.1%
	Amusement Parks and Arcades - 0.1%
	Cedar Fair L.P.
511	3.25%, 03/06/2020	513

	Cable and Other Subscription Programming - 0.0%
	CSC Holdings, Inc.
214	2.67%, 04/17/2020	213

	Gambling Industries - 0.5%
	MGM Resorts International
1,920	3.50%, 12/20/2019	1,920
	Seminole (The) Tribe of Florida, Inc.
516	3.00%, 04/29/2020	516
	Station Casinos LLC
933	5.00%, 03/02/2020	942
		3,378
	Newspaper, Periodical, Book and Database Publisher - 0.3%
	Tribune Co.
2,120	4.00%, 12/27/2020	2,114

	Other Amusement and Recreation Industries - 0.3%
	ClubCorp Club Operations, Inc.
1,866	4.00%, 07/24/2020	1,877
	Warner Music Group Corp.
409	3.75%, 07/01/2020	410
		2,287
	Radio and Television Broadcasting - 0.6%
	Sinclair Television Group, Inc.
1,680	3.00%, 04/09/2020	1,681
	Univision Communications, Inc.
2,288	4.00%, 03/01/2020	2,299
		3,980
	Spectator Sports - 0.3%
	Formula One Holdings
785	4.50%, 04/30/2019	793
	Penn National Gaming, Inc.
1,090	3.25%, 10/30/2020	1,093
		1,886
		14,371
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.1%
	Constellation Brands, Inc.
466	2.75%, 06/05/2020	468

Chemical Manufacturing - 0.7%
	Basic Chemical Manufacturing - 0.4%
	Chemtura Corp.
413	3.50%, 08/29/2016	416
	Huntsman International LLC
915	10/15/2020 ◊☼	916
	Huntsman International LLC, Term Loan C
213	2.46%, 06/30/2016	213
	Pinnacle Operating Corp.
824	3.25%, 04/29/2020	825
		2,370
	Other Chemical and Preparations Manufacturing - 0.2%
	Cytec Industries, Inc.
37	4.50%, 10/04/2019	38
	Ineos US Finance LLC
1,235	4.00%, 05/04/2018	1,239
	MacDermid, Inc.
294	4.00%, 06/07/2020	296
	Monarch, Inc.
72	4.50%, 10/04/2019	72
		1,645
	Resin, Synthetic Rubber & Filaments - 0.1%
	Exopack LLC
450	5.25%, 05/08/2019	456

		4,471

8

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 20.9% - (continued)
Computer and Electronic Product Manufacturing - 0.5%
	Computer and Peripheral - 0.2%
	Bally Technologies, Inc.
$494	4.25%, 11/25/2020	$497
	CDW LLC
1,049	3.25%, 04/29/2020	1,049
		1,546
	Semiconductor, Electronic Components - 0.3%
	Freescale Semiconductor, Inc.
2,116	5.00%, 02/28/2020 - 01/15/2021	2,134

		3,680
Educational Services - 0.1%
	Educational Support Services - 0.1%
	Bright Horizons Family Solutions, Inc.
510	4.00%, 01/30/2020	512

Finance and Insurance - 1.6%
	Agencies, Brokerages and Other Insurance - 0.1%
	Hub International Ltd.
773	4.75%, 10/02/2020	781

	Captive Auto Finance - 0.3%
	Chrysler Group LLC
2,191	3.50%, 05/24/2017	2,195

	Insurance Carriers - 0.3%
	Asurion LLC
2,089	4.50%, 05/24/2019	2,088

	Other Financial Investment Activities - 0.6%
	EFS Cogen Holdings I LLC
360	3.75%, 12/17/2020	362
	Guggenheim Partners LLC
334	4.25%, 07/22/2020	338
	Nuveen Investments, Inc.
2,000	4.17%, 05/13/2017	1,995
	Ocwen Financial Corp.
347	5.00%, 02/15/2018	350
	Santander Asset Management S.A.
1,070	4.25%, 12/17/2020	1,074
		4,119
	Real Estate Investment Trust (REIT) - 0.1%
	Walter Investment Management Corp.
421	4.75%, 12/18/2020	424

	Securities, Commodities and Brokerage - 0.2%
	RPI Finance Trust
1,559	3.25%, 11/09/2018	1,569

		11,176
Food Manufacturing - 0.7%
	Animal Slaughtering and Processing - 0.2%
	JBS USA LLC
1,481	3.75%, 09/18/2020	1,476

	Other Food Manufacturing - 0.5%
	Darling International, Inc.
970	3.25%, 01/06/2021	973
	H.J. Heinz Co.
1,373	3.50%, 06/05/2020	1,386
	U.S. Foodservice, Inc.
811	4.50%, 03/31/2019	818
		3,177
		4,653
Food Services - 0.3%
	Full-Service Restaurants - 0.3%
	ARAMARK Corp.
62	3.67%, 07/26/2016	62
515	3.75%, 07/26/2016	517
610	4.00%, 09/09/2019	614
	Pinnacle Foods Group LLC
1,197	3.25%, 04/29/2020	1,198
		2,391
Furniture and Related Product Manufacturing - 0.2%
	Household, Institution Furniture, Kitchen Cabinet - 0.2%
	AOT Bedding Super Holdings LLC
1,191	4.25%, 10/01/2019	1,200

Health Care and Social Assistance - 2.3%
	General Medical and Surgical Hospitals - 0.2%
	Community Health Systems, Inc.
475	01/27/2021 ◊☼	480
	HCA, Inc.
1,003	2.92%, 03/31/2017	1,004
294	3.00%, 05/01/2018	294
		1,778
	Medical and Diagnostic Laboratories - 0.2%
	American Renal Holdings, Inc.
1,270	4.50%, 08/20/2019	1,270

	Medical Equipment and Supplies Manufacturing - 0.2%
	Biomet, Inc.
328	3.66%, 07/25/2017	330
	DJO Finance LLC
381	4.75%, 09/15/2017	384
	Hologic, Inc.
492	3.75%, 08/01/2019	495
		1,209
	Outpatient Care Centers - 0.1%
	DaVita, Inc.
302	4.00%, 11/01/2019	304
	US Renal Care, Inc.
200	4.25%, 07/03/2019	201
		505
	Pharmaceutical and Medicine Manufacturing - 1.4%
	Alere, Inc.
1,715	4.25%, 06/30/2017	1,726
	Alkermes, Inc.
2,970	3.50%, 09/25/2019	2,983
	Capsugel Holdings US, Inc.
1,718	3.50%, 08/01/2018	1,720

9

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 20.9% - (continued)
Health Care and Social Assistance - 2.3% - (continued)
	Pharmaceutical and Medicine Manufacturing - 1.4% - (continued)
	Immucor, Inc.
$1,610	5.00%, 08/19/2018	$1,622
	NBTY, Inc.
974	3.50%, 10/01/2017	980
	Salix Pharmaceuticals, Ltd.
810	4.25%, 01/02/2020	819
		9,850
	Scientific Research and Development Services - 0.2%
	IMS Health, Inc.
242	3.75%, 09/01/2017	244
	Valeant Pharmaceuticals International
963	4.50%, 08/05/2020	972
		1,216
		15,828
Information - 3.6%
	Cable and Other Program Distribution - 0.9%
	Cabovisao-Televisao Por Cabo S.A.
1,020	5.50%, 07/15/2019	1,038
	Charter Communications Operating LLC
1,822	3.00%, 07/01/2020 - 12/31/2020	1,813
	TWCC Holding Corp.
1,356	3.50%, 02/13/2017	1,351
	UPC Financing Partnership
155	3.25%, 06/30/2021	155
	Virgin Media Finance plc
2,025	3.50%, 06/08/2020	2,029
		6,386
	Data Processing Services - 0.3%
	Emdeon, Inc.
1,575	3.75%, 11/02/2018	1,579
	First Data Corp.
515	4.16%, 09/24/2018	514
		2,093
	Satellite Telecommunications - 0.3%
	Telesat Canada
1,616	3.50%, 03/28/2019	1,625

	Software Publishers - 0.8%
	Activision Blizzard, Inc.
1,995	3.25%, 10/12/2020	2,008
	Kronos, Inc.
1,031	4.50%, 10/30/2019	1,041
	Lawson Software, Inc.
813	3.75%, 06/03/2020	815
	MISYS plc
1,733	5.00%, 12/12/2018	1,749
		5,613
	Telecommunications - Other - 0.7%
	Intelsat Jackson Holdings S.A.
2,128	3.75%, 06/30/2019	2,144
	Level 3 Communications, Inc.
1,739	4.00%, 08/01/2019 - 01/15/2020	1,748
	Nine Entertainment Group Ltd.
526	3.25%, 02/05/2020	524
		4,416
	Telecommunications - Wireless Carriers - 0.5%
	Alcatel-Lucent
821	5.75%, 01/30/2019	828
	Crown Castle International Corp.
600	3.25%, 01/31/2021	602
	Syniverse Holdings, Inc.
2,051	4.00%, 04/23/2019	2,060
		3,490
	Wireless Communications Services - 0.1%
	Leap Wireless International, Inc.
861	4.75%, 03/08/2020	861

		24,484
Media - 0.1%
	Broadcasting - 0.1%
	Media General, Inc.
350	4.25%, 07/31/2020	353

Mining - 0.7%
	Metal Ore Mining - 0.5%
	Fortescue Metals Group Ltd.
3,471	4.25%, 06/28/2019	3,507

	Mining and Quarrying Nonmetallic Mineral - 0.2%
	Arch Coal, Inc.
1,093	6.25%, 05/16/2018	1,082

		4,589
Miscellaneous Manufacturing - 0.5%
	Aerospace Product and Parts Manufacturing - 0.4%
	DigitalGlobe, Inc.
1,032	3.75%, 01/31/2020	1,035
	Hamilton Sundstrand Corp.
982	4.00%, 12/13/2019	986
	TransDigm Group, Inc.
754	3.75%, 02/28/2020	758
		2,779
	Miscellaneous Manufacturing - 0.1%
	Reynolds Group Holdings, Inc.
906	4.00%, 12/01/2018	916

		3,695
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Tomkins LLC
988	3.75%, 09/29/2016	995

Other Services - 0.7%
	Commercial/Industrial Machine and Equipment - 0.7%
	Gardner Denver
1,995	4.25%, 07/30/2020	1,992
	Rexnord LLC
2,655	4.00%, 08/21/2020	2,666
		4,658

10

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 20.9% - (continued)
Petroleum and Coal Products Manufacturing - 0.9%
	Oil and Gas Extraction - 0.9%
	Crosby Worldwide, Ltd.
$2,030	4.00%, 11/23/2020	$2,038
	Everest Acquisition LLC
490	3.50%, 05/24/2018	491
	Fieldwood Energy LLC
668	3.88%, 09/28/2018	672
	MEG Energy Corp.
1,732	3.75%, 03/31/2020	1,746
	Pacific Drilling S.A.
284	4.50%, 06/03/2018	287
	Ruby Western Pipeline Holdings LLC
252	3.50%, 03/27/2020	253
	Samson Investment Co.
410	5.00%, 09/25/2018	413
		5,900
Plastics and Rubber Products Manufacturing - 0.6%
	Plastics Product Manufacturing - 0.5%
	Berry Plastics Group, Inc.
3,126	3.50%, 02/08/2020	3,114

	Rubber Manufacturing - 0.1%
	Goodyear (The) Tire & Rubber Co.
1,000	4.75%, 04/30/2019	1,009

		4,123
Primary Metal Manufacturing - 0.4%
	Alumina and Aluminum Production and Processing - 0.4%
	Novelis, Inc.
2,863	3.75%, 03/10/2017	2,878

Professional, Scientific and Technical Services - 0.1%
	Advertising and Related Services - 0.1%
	CBS Outdoor Americas Capital
345	01/15/2021 ◊☼	346

Real Estate, Rental and Leasing - 0.1%
	Activities Related To Real Estate - 0.0%
	Realogy Corp., Extended 1st Lien Term Loan B
169	4.50%, 03/05/2020	170

	Consumer Goods Rental - 0.1%
	Fly Leasing Ltd.
565	4.50%, 08/09/2019	571

		741
Retail Trade - 1.5%
	Building Material and Supplies Dealers - 0.3%
	American Builders & Contractors Supply Co.
234	3.50%, 04/16/2020	235
	Quikrete (The) Companies, Inc.
1,057	4.00%, 09/26/2020	1,065
	Southwire Co.
810	02/11/2021 ◊☼	808
		2,108
	Department Stores - 0.3%
	Neiman Marcus Group, Inc.
2,209	5.00%, 10/25/2020	2,234

	Grocery Stores - 0.0%
	Supervalu, Inc.
371	5.00%, 03/21/2019	373

	Home Furnishing Stores - 0.2%
	Armstrong World Industries, Inc.
1,439	3.50%, 03/15/2020	1,440

	Other General Merchandise Stores - 0.4%
	99 Cents Only Stores
434	4.50%, 01/11/2019	438
	BJ's Wholesale Club, Inc.
2,000	4.50%, 09/26/2019	2,017
		2,455
	Other Miscellaneous Store Retailers - 0.2%
	KAR Auction Services, Inc.
302	3.75%, 05/19/2017	304
	Rite Aid Corp.
839	4.00%, 02/21/2020	843
		1,147
	Sporting Goods, Hobby and Musical Instrument Store - 0.1%
	Michaels Stores, Inc.
437	3.75%, 01/28/2020	438

		10,195
Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Spotless Group
693	5.00%, 10/02/2018	702

Utilities - 1.3%
	Electric Generation, Transmission and Distribution - 1.3%
	AES Corp.
1,510	3.75%, 06/01/2018	1,521
	Calpine Corp.
348	3.00%, 05/03/2020	347
1,535	4.00%, 10/09/2019 - 10/31/2020	1,547
	Energy Transfer Equity L.P.
1,257	3.25%, 12/02/2019	1,258
	NRG Energy, Inc.
2,367	2.75%, 07/01/2018	2,357
	Sandy Creek Energy Associates, L.P.
1,500	5.00%, 11/09/2020	1,504
	Star West Generation LLC
427	4.25%, 03/13/2020	429
		8,963
	Total senior floating rate interests
	(cost $141,459)	$142,508

11

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT AGENCIES - 5.5%
	FHLMC - 0.8%
$14,163	2.03%, 08/25/2018 ►		$1,114
2,590	3.50%, 04/01/2027 ‡		2,731
12,634	3.78%, 07/25/2021 ►		1,248
			5,093
	FNMA - 4.5%
14,000	3.00%, 02/15/2026 ☼		14,449
15,437	3.50%, 02/15/2026 - 12/01/2026 ‡☼		16,282
			30,731
	GNMA - 0.2%
845	5.00%, 08/20/2039		915
580	6.50%, 05/16/2031		657
			1,572
	Total U.S. government agencies
	(cost $36,723)		$37,396

U.S. GOVERNMENT SECURITIES - 2.7%
Other Direct Federal Obligations - 2.7%
	FHLB - 2.7%
$18,700	0.38%, 08/28/2015 ‡		$18,729

	Total U.S. government securities
	(cost $18,710)		$18,729

	Total long-term investments (cost $689,291)		$695,102

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $650, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $663)
$650	0.02%, 1/31/2014		$650
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $214,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $219)
214	0.02%, 1/31/2014		214
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $558, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%,
2014 - 2043, FNMA 2.00% - 3.50%, 2025 -
2028, GNMA 3.50%, 2042 - 2043, U.S.
	Treasury Note 2.38%, 2014, value of $569)
558	0.03%, 1/31/2014		558
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $591, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $603)
591	0.02%, 1/31/2014		591
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,299,
collateralized by U.S. Treasury Bill 0.06%
- 0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$1,325)
1,299	0.02%, 1/31/2014		1,299
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $173,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021 -
2043, GNMA 3.00% - 6.00%, 2037 - 2053,
	value of $176)
173	0.03%, 1/31/2014		173
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $144, collateralized by U.S. Treasury Note 2.63%, 2014, value of $147)
144	0.02%, 1/31/2014		144
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$1,233, collateralized by FFCB 0.14%,
2015, FHLB 0.55%, 2017, FHLMC 3.00%
- 4.38%, 2015 - 2043, FNMA 2.50% -
	4.50%, 2025 - 2043, value of $1,257)
1,233	0.03%, 1/31/2014		1,233
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $11, collateralized by U.S. Treasury Note 2.38%, 2015, value of $12)
11	0.01%, 1/31/2014		11
			4,873
	Total short-term investments
	(cost $4,873)		$4,873

	Total investments
	(cost $694,164) ▲	102.4%	$699,975
	Other assets and liabilities	(2.4)%	(16,717)
	Total net assets	100.0%	$683,258

12

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $694,164 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,309
Unrealized Depreciation	(2,498)
Net Unrealized Appreciation	$5,811

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2014.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $146,121, which represents 21.4% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $26,206 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
2-Year U.S. Treasury Note Future	160	03/31/2014	$35,235	$35,233	$–	$(2)	$8	$–

Short position contracts:
10-Year U.S. Treasury Note Future	93	03/20/2014	$11,683	$11,695	$–	$(12)	$–	$(28)
5-Year U.S. Treasury Note Future	379	03/31/2014	45,766	45,717	49	–	–	(56)
U.S. Treasury Long Bond Future	15	03/20/2014	1,969	2,004	–	(35)	–	(5)
Total			$59,418	$59,416	$49	$(47)	$–	$(89)
Total futures contracts			$24,183	$24,183	$49	$(49)	$8	$(89)

* The number of contracts does not omit 000's.

Cash of $498 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2014.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

13

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Municipal Bond Abbreviations:
GO	General Obligation

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Credit Exposure
as of January 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	21.3%
Aa / AA	8.2
A	19.8
Baa / BBB	29.0
Ba / BB	13.4
B	9.8
Caa / CCC or Lower	0.1
Not Rated	0.1
Non-Debt Securities and Other Short-Term Instruments	0.7
Other Assets and Liabilities	(2.4)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

14

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$126,629	$–	$113,825	$12,804
Corporate Bonds	363,390	–	363,390	–
Municipal Bonds	6,450	–	6,450	–
Senior Floating Rate Interests	142,508	–	142,508	–
U.S. Government Agencies	37,396	–	37,396	–
U.S. Government Securities	18,729	–	18,729	–
Short-Term Investments	4,873	–	4,873	–
Total	$699,975	$–	$687,171	$12,804
Futures *	49	49	–	–
Total	$49	$49	$–	$–
Liabilities:
Futures *	49	49	–	–
Total	$49	$49	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$18,258	$14	$(64	)†	$(73)	$1,334	$(1,185)	$—	$(5,480)	$12,804
Corporate Bonds	1,025	—	—		—	—	—	—	(1,025)	—
Total	$19,283	$14	$(64)		$(73)	$1,334	$(1,185)	$—	$(6,505)	$12,804

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(64).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

15

The Hartford Small Company Fund

Schedule of Investments

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Aerospace and Defense - 3.3%
21	Astronics Corp. ●	$1,288
1	Astronics Corp. Class B ●	71
269	DigitalGlobe, Inc. ●	10,268
7	Esterline Technologies Corp. ●	681
17	Heico Corp.	891
154	Moog, Inc. Class A ●	9,279
88	Teledyne Technologies, Inc. ●	8,062
		30,540
	Agricultural Products - 0.1%
52	Darling International, Inc. ●	1,016

	Air Freight and Logistics - 0.0%
5	Park-Ohio Holdings Corp. ●	225

	Airlines - 1.1%
218	Spirit Airlines, Inc. ●	10,220

	Apparel Retail - 0.7%
9	Cato Corp.	252
7	Destination Maternity Corp.	188
18	DSW, Inc.	671
12	Finish Line (The), Inc.	300
13	Shoe Carnival, Inc.	321
66	Tory Burch LLC ⌂●†	4,941
		6,673
	Apparel, Accessories and Luxury Goods - 0.8%
41	Fifth & Pacific Cos., Inc. ●	1,184
2,101	Samsonite International S.A.	5,761
24	Vince Holding Corp. ●	571
		7,516
	Application Software - 6.7%
40	Actuate Corp. ●	306
29	Aspen Technology, Inc. ●	1,306
427	Cadence Design Systems, Inc. ●	6,033
93	Concur Technologies, Inc. ●	11,301
1	Digimarc Corp.	40
38	Ellie Mae, Inc. ●	992
6	ePlus, Inc. ●	334
21	Fair Isaac, Inc.	1,154
28	Kofax, Ltd. ●	210
47	Manhattan Associates, Inc. ●	1,579
69	Mitek Systems, Inc. ●	415
33	Model N, Inc. ●	329
24	Netscout Systems, Inc. ●	847
21	Nuance Communications, Inc. ●	314
247	PTC, Inc. ●	8,805
126	Solera Holdings, Inc.	8,388
75	Tyler Corp. ●	7,868
243	Verint Systems, Inc. ●	11,045
		61,266
	Asset Management and Custody Banks - 2.5%
9	Alaris Royalty Corp.	198
38	Artisan Partners Asset Management, Inc.	2,407
30	Fifth Street Finance Corp.	282
126	Financial Engines, Inc.	7,661
715	Henderson Group plc	2,574
34	Virtus Investment Partners, Inc. ●	6,123
224	Wisdomtree Investment, Inc. ●	3,167
		22,412
	Auto Parts and Equipment - 1.2%
50	Dana Holding Corp.	938
8	Standard Motor Products, Inc.	265
167	Tenneco Automotive, Inc. ●	9,519
		10,722
	Automobile Manufacturers - 0.0%
1	Tesla Motors, Inc. ●	236

	Automotive Retail - 0.1%
9	Group 1 Automotive, Inc.	534

	Biotechnology - 6.3%
19	Acorda Therapeutics, Inc. ●	566
26	Agios Pharmaceuticals, Inc. ●	681
24	Alkermes plc ●	1,174
66	Alnylam Pharmaceuticals, Inc. ●	5,517
56	Arena Pharmaceuticals, Inc. ●	352
21	Cara Therapeutics Inc ●	271
99	Cubist Pharmaceuticals, Inc. ●	7,268
35	Durata Therapeutics, Inc. ●	379
681	Exelixis, Inc. ●	4,689
8	Foundation Medicine, Inc. ●	239
146	Hyperion Therapeutics, Inc. ●	4,092
264	Immunogen, Inc. ●	3,961
22	Infinity Pharmaceuticals, Inc. ●	287
289	Ironwood Pharmaceuticals, Inc. ●	4,003
225	NPS Pharmaceuticals, Inc. ●	8,060
237	Portola Pharmaceuticals, Inc. ●	6,322
6	Puma Biotechnology, Inc. ●	752
111	Seattle Genetics, Inc. ●	4,994
118	Tesaro, Inc. ●	3,719
5	Ultragenyx Pharmaceutical Inc ●	190
		57,516
	Broadcasting - 0.5%
137	Pandora Media, Inc. ●	4,952

	Building Products - 2.3%
15	A.O. Smith Corp.	719
20	AAON, Inc.	595
172	Armstrong World Industries, Inc. ●	9,565
13	Lennox International, Inc.	1,084
248	Owens Corning, Inc. ●	9,467
		21,430
	Catalog Retail - 0.8%
142	HSN, Inc.	7,761
		7,761
	Commercial Printing - 0.1%
23	Deluxe Corp.	1,112

	Commodity Chemicals - 0.1%
13	Cabot Corp.	636

	Communications Equipment - 1.3%
12	Arris Group, Inc. ●	318
39	Mitel Networks Corp. ●	342
22	Oplink Communications, Inc. ●	371
140	Palo Alto Networks, Inc. ●	8,298
98	ParkerVision, Inc. ●	450
23	Plantronics, Inc.	999

1

The Hartford Small Company Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Communications Equipment - 1.3% - (continued)
21	Ubiquiti Networks, Inc. ●	$859
		11,637
	Construction and Engineering - 0.0%
7	EMCOR Group, Inc.	295

	Construction Materials - 0.1%
75	Headwaters, Inc. ●	832

	Construction, Farm Machinery and Heavy Trucks - 0.1%
4	AGCO Corp.	187
8	Lindsay Corp.	694
21	Titan International, Inc.	347
		1,228
	Consumer Finance - 0.1%
41	DFC Global Corp. ●	310
10	Portfolio Recovery Associates, Inc. ●	494
10	Regional Management Corp. ●	322
		1,126
	Data Processing and Outsourced Services - 4.0%
16	Blackhawk Network Holdings, Inc. ●	430
19	Cass Information Systems, Inc.	1,032
11	CSG Systems International, Inc.	321
36	Exlservice Holdings, Inc. ●	909
149	Global Payments, Inc.	9,857
206	Heartland Payment Systems, Inc.	8,871
65	Higher One Holdings, Inc. ●	505
96	WEX, Inc. ●	7,921
322	WNS Holdings Ltd. ADR ●	6,930
		36,776
	Distributors - 0.1%
16	Core-Mark Holding Co., Inc.	1,210

	Diversified Capital Markets - 0.3%
89	HFF, Inc.	2,646
		2,646
	Diversified Chemicals - 0.1%
8	LSB Industries, Inc. ●	268
13	Olin Corp.	322
		590
	Diversified Support Services - 0.0%
10	Gategroup Holding AG	297

	Electric Utilities - 0.0%
6	ALLETE, Inc.	280

	Electrical Components and Equipment - 1.4%
52	Acuity Brands, Inc.	6,599
9	Belden, Inc.	568
101	Generac Holdings, Inc.	4,846
48	GrafTech International Ltd. ●	492
		12,505
	Electronic Equipment and Instruments - 0.5%
67	Cognex Corp. ●	2,623
5	Coherent, Inc. ●	347
12	FEI Co.	1,166
		4,136
	Environmental and Facilities Services - 0.9%
149	Clean Harbors, Inc. ●	8,370
	Food Retail - 0.2%
21	Casey's General Stores, Inc.	1,413
15	Natural Grocers by Vitamin Cottage, Inc. ●	580
		1,993
	Footwear - 1.3%
259	Skechers USA, Inc. Class A ●	7,470
126	Steven Madden Ltd. ●	4,095
		11,565
	General Merchandise Stores - 0.3%
211	Tuesday Morning Corp. ●	2,775

	Gold - 0.0%
43	New Gold, Inc. ●	246
216	Romarco Minerals, Inc. ●	103
		349
	Health Care Equipment - 3.5%
15	Cyberonics, Inc. ●	970
283	Dexcom, Inc. ●	11,460
70	Globus Medical, Inc. ●	1,636
7	Greatbatch, Inc. ●	302
85	Heartware International, Inc. ●	8,448
207	Insulet Corp. ●	8,894
12	Natus Medical, Inc. ●	319
		32,029
	Health Care Facilities - 1.0%
131	Acadia Healthcare Co., Inc. ●	6,670
6	AmSurg Corp. ●	242
8	Ensign Group, Inc.	331
37	HealthSouth Corp.	1,157
27	U.S. Physical Therapy, Inc.	866
		9,266
	Health Care Services - 2.5%
21	Corvel Corp. ●	999
217	Envision Healthcare Holdings ●	7,182
199	Examworks Group, Inc. ●	6,140
5	MEDNAX, Inc. ●	295
186	Team Health Holdings ●	8,038
		22,654
	Health Care Supplies - 0.3%
2	Atrion Corp.	621
17	ICU Medical, Inc. ●	1,107
46	Vascular Solutions, Inc. ●	1,092
		2,820
	Health Care Technology - 0.1%
22	Omnicell, Inc. ●	560

	Heavy Electrical Equipment - 0.1%
18	AZZ, Inc.	764

	Home Improvement Retail - 0.8%
79	Lumber Liquidators Holdings, Inc. ●	7,000

	Homebuilding - 1.9%
18	LGI Homes, Inc. ●	307
13	M/I Schottenstein Homes, Inc. ●	318
21	New Home Co. LLC ●	256
1,042	Standard-Pacific Corp. ●	9,168
329	Taylor Morrison Home Corp. ●	6,961
		17,010

2

The Hartford Small Company Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Homefurnishing Retail - 0.9%
418	Pier 1 Imports, Inc.	$7,996
		7,996
	Hotels, Resorts and Cruise Lines - 0.1%
22	Marriott Vacations Worldwide Corp. ●	1,036

	Household Products - 0.9%
106	Spectrum Brands Holdings, Inc.	8,010

	Human Resource and Employment Services - 2.1%
27	GP Strategies Corp. ●	748
58	On Assignment, Inc. ●	1,722
305	TrueBlue, Inc. ●	7,480
156	Wageworks, Inc. ●	9,674
		19,624
	Independent Power Producers and Energy Traders - 0.0%
9	Pattern Energy Group, Inc.	254

	Industrial Conglomerates - 0.0%
4	Carlisle Cos., Inc.	265

	Industrial Machinery - 1.5%
350	Altra Industrial Motion Corp.	10,961
14	Chart Industries, Inc. ●	1,197
4	Crane Co.	269
10	John Bean Technologies Corp.	309
15	Luxfer Holdings plc	322
15	Sun Hydraulics Corp.	556
15	Trimas Corp. ●	530
		14,144
	Industrial REITs - 0.0%
10	Stag Industrial, Inc. REIT	215

	Insurance Brokers - 0.0%
26	Partnership Assurance Group ●	137

	Internet Software and Services - 10.3%
399	Angie's List, Inc. ●	7,166
597	Bankrate, Inc. ●	9,902
55	Carbonite, Inc. ●	552
326	Constant Contact, Inc. ●	8,814
131	Cornerstone OnDemand, Inc. ●	7,470
56	CoStar Group, Inc. ●	9,701
13	Cvent, Inc. ●	508
210	DealerTrack Technologies, Inc. ●	9,816
65	Demandware, Inc. ●	4,107
13	Digital River, Inc. ●	236
93	Envestnet, Inc. ●	3,968
33	j2 Global, Inc.	1,474
6	Marketo, Inc. ●	266
84	Opentable, Inc. ●	6,349
7	Textura Corp. ●	211
63	Trulia, Inc. ●	2,172
485	Web.com Group, Inc. ●	16,395
18	WebMD Health Corp. ●	845
165	Wix.com Ltd. ●	4,717
		94,669
	Investment Banking and Brokerage - 0.8%
129	LPL Financial Holdings, Inc.	6,902
22	Marcus & Millichap, Inc. ●	373
		7,275
	IT Consulting and Other Services - 2.3%
176	Acxiom Corp. ●	6,312
130	MAXIMUS, Inc.	5,516
69	Sapient Corp. ●	1,108
254	ServiceSource International LLC ●	2,028
182	Virtusa Corp. ●	6,242
		21,206
	Leisure Products - 0.1%
18	Arctic Cat, Inc.	751
3	Leapfrog Enterprises, Inc. ●	24
		775
	Life and Health Insurance - 0.8%
4	Phoenix Cos., Inc. ●	184
143	Protective Life Corp.	7,021
		7,205
	Life Sciences Tools and Services - 1.4%
31	Albany Molecular Research, Inc. ●	332
47	Bruker Corp. ●	948
108	Covance, Inc. ●	10,223
22	PAREXEL International Corp. ●	1,068
		12,571
	Managed Health Care - 0.6%
90	Wellcare Health Plans, Inc. ●	5,848
		5,848
	Metal and Glass Containers - 0.1%
16	Myers Industries, Inc.	310
18	Silgan Holdings, Inc.	805
		1,115
	Mortgage REITs - 0.1%
38	Arbor Realty Trust	260
16	Capstead Mortgage Corp. REIT	202
		462
	Movies and Entertainment - 1.3%
115	DreamWorks Animation SKG, Inc. ●	3,879
278	Imax Corp. ●	7,695
44	Speed Commerce, Inc. ●	177
		11,751
	Office REITs - 0.1%
20	Coresite Realty Corp. REIT	604

	Oil and Gas Equipment and Services - 0.0%
13	C&J Energy Services, Inc. ●	299

	Oil and Gas Exploration and Production - 2.4%
216	Athlon Energy, Inc. ●	6,584
189	BPZ Resources, Inc. ●	379
136	Diamondback Energy, Inc. ●	7,089
33	Energy XXI (Bermuda) Ltd.	759
29	EPL Oil & Gas, Inc. ●	777
63	Jones Energy, Inc. ●	993
74	Karoon Gas Australia Ltd. ●	207
43	Rex Energy Corp. ●	816
72	Rosetta Resources, Inc. ●	3,076
34	RSP Permian, Inc. ●	701
31	Synergy Resources Corp. ●	264
		21,645

3

The Hartford Small Company Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Oil and Gas Refining and Marketing - 0.1%
25	PBF Energy, Inc.	$637

	Oil and Gas Storage and Transportation - 0.1%
15	SemGroup Corp.	897

	Packaged Foods and Meats - 1.4%
13	Alliance Grain Traders, Inc.	205
13	TreeHouse Foods, Inc. ●	885
479	WhiteWave Foods Co. Class A ●	11,603
		12,693
	Paper Packaging - 0.1%
113	Graphic Packaging Holding Co. ●	1,075

	Paper Products - 1.1%
359	KapStone Paper & Packaging Corp. ●	10,050

	Personal Products - 0.2%
22	Elizabeth Arden, Inc. ●	585
31	Prestige Brands Holdings, Inc. ●	953
		1,538
	Pharmaceuticals - 2.3%
69	Cadence Pharmaceuticals, Inc. ●	761
181	Medicines Co. ●	6,299
77	Pacira Pharmaceuticals, Inc. ●	5,249
83	Salix Pharmaceuticals Ltd. ●	8,066
104	Xenoport, Inc. ●	598
		20,973
	Property and Casualty Insurance - 0.1%
19	Amerisafe, Inc.	794

	Publishing - 0.9%
107	Shutterstock, Inc. ●	8,586

	Real Estate Development - 0.0%
25	Armada Hoffler Properties, Inc.	226

	Real Estate Operating Companies - 0.1%
17	Altisource Residential Corp.	497

	Real Estate Services - 1.3%
191	Kennedy-Wilson Holdings, Inc.	4,582
94	Zillow, Inc. ●	7,690
		12,272
	Regional Banks - 1.2%
6	Bank of Marin Bancorp	243
34	First Merchants Corp.	718
8	Heritage Financial Corp.	136
184	PacWest Bancorp	7,394
12	Trico Bancshares	285
34	Umpqua Holdings Corp.	592
8	Washington Banking Co.	133
23	Wintrust Financial Corp.	1,012
		10,513
	Research and Consulting Services - 0.2%
14	Exponent, Inc.	1,039
23	RPX Corp. ●	371
		1,410
	Restaurants - 3.0%
445	Bloomin' Brands, Inc. ●	10,215
22	Brinker International, Inc.	1,059
39	Buffalo Wild Wings, Inc. ●	5,475
47	Del Frisco's Restaurant Group, Inc. ●	1,079
63	Ignite Restaurant Group, Inc. ●	771
53	Panera Bread Co. Class A ●	8,910
3	Red Robin Gourmet Burgers, Inc. ●	180
		27,689
	Retail REITs - 0.1%
52	Glimcher Realty Trust REIT	441
30	Ramco-Gershenson Properties Trust REIT	479
		920
	Semiconductor Equipment - 0.7%
70	GT Advanced Technologies, Inc. ●	715
138	Montage Technology Group Ltd. ●	3,040
34	Nanometrics, Inc. ●	582
103	SunEdison, Inc. ●	1,428
25	Ultratech Stepper, Inc. ●	622
		6,387
	Semiconductors - 1.5%
27	Exar Corp. ●	301
111	First Solar, Inc. ●	5,604
26	Inphi Corp. ●	293
15	Integrated Silicon Solution, Inc. ●	181
1,086	Lattice Semiconductor Corp. ●	6,278
19	PLX Technology, Inc. ●	116
23	SunPower Corp. ●	758
11	Supertex, Inc. ●	294
		13,825
	Specialized Consumer Services - 0.1%
22	Sotheby's Holdings	1,046

	Specialized Finance - 0.0%
2	Marlin Business Services Corp.	51

	Specialized REITs - 0.2%
23	Medical Properties Trust, Inc. REIT	304
9	Pebblebrook Hotel Trust REIT	265
32	Summit Hotel Properties, Inc. REIT	283
58	Sunstone Hotel Investors, Inc. REIT	743
		1,595
	Specialty Chemicals - 0.3%
6	Advanced Emissions Solutions, Inc. ●	305
7	Innospec, Inc.	287
74	Omnova Solutions, Inc. ●	665
40	PolyOne Corp.	1,439
		2,696
	Specialty Stores - 0.7%
3,137	Allstar Co. ⌂●†	5,690
21	Five Below, Inc. ●	753
		6,443
	Systems Software - 2.4%
354	Fleetmatics Group Ltd. ●	14,150
14	Imperva, Inc. ●	773
88	Tableau Software, Inc. ●	7,104
		22,027
	Technology Distributors - 0.5%
26	CDW Corp. of Delaware	604
94	Mobileye N.V. ⌂●†	3,545
		4,149

4

The Hartford Small Company Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Thrifts and Mortgage Finance - 0.3%
62	EverBank Financial Corp.		$1,099
38	Flushing Financial Corp.		774
14	Home Loan Servicing Solutions Ltd.		289
3	WSFS Financial Corp.		215
			2,377
	Trading Companies and Distributors - 3.0%
218	Applied Industrial Technologies, Inc.		11,003
14	CAI International, Inc. ●		296
7	Cervus Equipment Corp.		138
10	H & E Equipment Services, Inc. ●		297
318	HD Supply Holdings, Inc. ●		6,818
7	Textainer Group Holdings Ltd.		265
106	WESCO International, Inc. ●		8,828
			27,645
	Trucking - 2.8%
177	Avis Budget Group, Inc. ●		6,686
39	Celadon Group, Inc.		819
211	Con-way, Inc.		8,103
28	Marten Transport Ltd.		542
158	Old Dominion Freight Line, Inc. ●		8,586
668	Telogis, Inc. ⌂●†		1,002
			25,738
	Total common stocks
	(cost $712,638)		$897,335

PREFERRED STOCKS - 0.4%
	Trucking - 0.4%
909	Telogis, Inc. ⌂●†		$4,001

	Total preferred stocks
	(cost $2,001)		$4,001

EXCHANGE TRADED FUNDS - 0.6%
	Other Investment Pools and Funds - 0.6%
39	iShares Russell 2000 Growth Index Fund		5,231

	Total exchange traded funds
	(cost $5,207)		$5,231

	Total long-term investments
	(cost $719,846)		$906,567

SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 1.0%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,190, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $1,213)
$1,190	0.02%, 1/31/2014		$1,190
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $393,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $400)
392	0.02%, 1/31/2014		392
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,022, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $1,043)
1,022	0.03%, 1/31/2014		1,022
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $1,083, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $1,105)
1,083	0.02%, 1/31/2014		1,083
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $2,378,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$2,426)
2,378	0.02%, 1/31/2014		2,378
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $316, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $322)
316	0.03%, 1/31/2014		316
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $264, collateralized by U.S. Treasury Note 2.63%, 2014, value of $270)
264	0.02%, 1/31/2014		264
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$2,258, collateralized by FFCB 0.14%,
2015, FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $2,303)
2,258	0.03%, 1/31/2014		2,258
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $21, collateralized by U.S. Treasury Note 2.38%, 2015, value of $21)
21	0.01%, 1/31/2014		21
			8,924
	Total short-term investments
	(cost $8,924)		$8,924

	Total investments
	(cost $728,770) ▲	100.0%	$915,491
	Other assets and liabilities	—%	142
	Total net assets	100.0%	$915,633

5

The Hartford Small Company Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $730,995 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$202,931
Unrealized Depreciation	(18,435)
Net Unrealized Appreciation	$184,496

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $19,179, which represents 2.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	3,137	Allstar Co.	$1,853
08/2013	94	Mobileye N.V.	3,293
09/2013	909	Telogis, Inc. Preferred	2,002
09/2013	668	Telogis, Inc.	1,323
11/2013	66	Tory Burch LLC	5,138

At January 31, 2014, the aggregate value of these securities was $19,179, which represents 2.1% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/04/2014	BOA	$8	$8	$–	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Small Company Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC

Currency Abbreviations:
AUD	Australian Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.6%
Consumer Staples	2.8
Energy	2.6
Financials	8.6
Health Care	18.0
Industrials	19.3
Information Technology	30.2
Materials	1.9
Utilities	0.0
Total	99.0%
Short-Term Investments	1.0
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

7

The Hartford Small Company Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$897,335	$873,318	$8,839	$15,178
Exchange Traded Funds	5,231	5,231	–	–
Preferred Stocks	4,001	–	–	4,001
Short-Term Investments	8,924	–	8,924	–
Total	$915,491	$878,549	$17,763	$19,179
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Common Stocks	$9,923	$—	$117	*	$—	$5,138	$—	$—	$—	$15,178
Preferred Stocks	1,801	—	2,200	†	—	—	—	—	—	4,001
Total	$11,724	$—	$2,317		$—	$5,138	$—	$—	$—	$19,179

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $117.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $2,200.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

8

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Automobiles and Components - 1.0%
15	Goodyear (The) Tire & Rubber Co.	$348
3	Lear Corp.	195
8	Superior Industries International, Inc.	144
		687
	Banks - 5.9%
7	Banco Latinoamericano De Comercio Exterior S.A. ADR	178
42	Fifth Third Bancorp	881
9	First Interstate Bancsystem, Inc.	221
20	First Niagara Financial Group, Inc.	174
56	Huntington Bancshares, Inc.	503
10	MainSource Financial Group, Inc.	163
19	MGIC Investment Corp. ●	157
2	Nationstar Mortgage Holdings, Inc. ●	67
4	Ocwen Financial Corp. ●	163
6	Popular, Inc. ●	156
44	Regions Financial Corp.	442
20	United Community Banks, Inc. ●	339
11	Webster Financial Corp.	318
9	Western Alliance Bancorp ●	202
2	WSFS Financial Corp.	136
5	Zions Bancorporation	138
		4,238
	Capital Goods - 9.2%
7	A.O. Smith Corp.	321
5	AAON, Inc.	157
5	Aceto Corp.	116
2	AGCO Corp.	128
13	Aircastle Ltd.	242
6	Albany International Corp. Class A	204
3	Alliant Techsystems, Inc.	460
6	Altra Industrial Motion Corp.	172
4	American Railcar Industries, Inc.	191
2	American Science & Engineering, Inc.	137
14	Ampco-Pittsburgh Corp.	245
5	Argan, Inc.	153
6	Barnes Group, Inc.	217
2	CIRCOR International, Inc.	130
1	DXP Enterprises, Inc. ●	115
4	Enpro Industries, Inc. ●	276
3	Gorman Rupp Co.	83
7	John Bean Technologies Corp.	213
20	Meritor, Inc. ●	217
2	Moog, Inc. Class A ●	132
5	MRC Global, Inc. ●	131
3	National Presto Industries, Inc. ●	236
6	Oshkosh Corp.	309
2	Proto Laboratories, Inc. ●	135
42	Taser International, Inc. ●	673
4	Teledyne Technologies, Inc. ●	404
6	Trex Co., Inc. ●	408
3	Trinity Industries, Inc.	198
4	URS Corp.	176
		6,579
	Commercial and Professional Services - 5.1%
7	Avery Dennison Corp.	360
10	Barrett Business Services, Inc.	774
5	Deluxe Corp.	252
4	Dun & Bradstreet Corp.	385
7	Geo Group, Inc.	244
3	Manpowergroup, Inc.	257
4	Multi-Color Corp.	144
9	Pitney Bowes, Inc.	224
9	RPX Corp. ●	141
3	Towers Watson & Co.	362
3	UniFirst Corp.	360
5	Viad Corp.	137
		3,640
	Consumer Durables and Apparel - 4.8%
4	Brunswick Corp.	149
6	CSS Industries, Inc.	162
3	Fossil Group, Inc. ●	280
10	Hanesbrands, Inc.	719
4	Harman International Industries, Inc.	414
7	Iconix Brand Group, Inc. ●	264
10	La-Z-Boy, Inc.	266
8	Libbey, Inc. ●	166
3	Nacco Industries, Inc. Class A	163
6	Polaris Industries, Inc.	749
4	Steven Madden Ltd. ●	121
		3,453
	Consumer Services - 4.2%
4	American Public Education, Inc. ●	148
2	Bally Technologies, Inc. ●	139
3	Bob Evans Farms, Inc.	156
8	Brinker International, Inc.	397
6	Capella Education Co.	349
4	Cheesecake Factory, Inc.	187
4	DeVry Education Group, Inc.	152
5	Domino's Pizza, Inc.	320
14	International Speedway Corp. Class A	460
11	Krispy Kreme Doughnuts, Inc. ●	186
4	Multimedia Games Holding Co., Inc. ●	121
9	Ruth's Hospitality Group, Inc.	116
3	Sotheby's Holdings	129
5	Weight Watchers International, Inc.	124
		2,984
	Diversified Financials - 1.9%
21	Apollo Investment Corp.	178
5	Eaton Vance Corp.	171
16	New Mountain Finance Corp.	229
2	Portfolio Recovery Associates, Inc. ●	89
33	Prospect Capital Corp.	355
11	Wisdomtree Investment, Inc. ●	153
2	World Acceptance Corp. ●	153
		1,328
	Energy - 5.9%
12	Alon USA Energy, Inc.	182
2	Bristow Group, Inc.	136
1	Core Laboratories N.V.	197
3	CVR Energy, Inc.	122
9	Delek U.S. Holdings, Inc.	261
7	Goodrich Petroleum Corp. ●	128
9	Green Plains Renewable Energy, Inc.	194
5	Helmerich & Payne, Inc.	423
11	HollyFrontier Corp.	487
6	Matrix Service Co. ●	158
2	Oil States International, Inc. ●	197
25	Sandridge Energy, Inc. ●	156
3	Seacor Holdings, Inc. ●	269

1

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Energy - 5.9% - (continued)
2	SM Energy Co.	$132
31	Vaalco Energy, Inc. ●	189
11	Valero Energy Corp.	579
11	Western Refining, Inc.	417
		4,227
	Food and Staples Retailing - 0.6%
43	Rite Aid Corp. ●	240
3	Spartan Stores, Inc.	70
21	Supervalu, Inc. ●	121
		431
	Food, Beverage and Tobacco - 0.9%
8	Dean Foods Co. ●	123
3	Green Mountain Coffee Roasters, Inc.	202
18	Pilgrim's Pride Corp. ●	293
1	Universal Corp.	67
		685
	Health Care Equipment and Services - 7.3%
4	Aetna, Inc.	246
3	Align Technology, Inc. ●	202
5	Anika Therapeutics, Inc. ●	173
3	Centene Corp. ●	188
4	Community Health Systems, Inc. ●	174
4	Cyberonics, Inc. ●	287
17	Gentiva Health Services, Inc. ●	191
5	Health Net, Inc. ●	174
6	HealthSouth Corp.	184
9	Hill-Rom Holdings, Inc.	319
3	Magellan Health Services, Inc. ●	156
4	Medidata Solutions, Inc. ●	265
5	MEDNAX, Inc. ●	289
5	Molina Healthcare, Inc. ●	176
7	Omnicare, Inc.	456
18	Owens & Minor, Inc.	634
7	Quality Systems, Inc.	131
15	Select Medical Holdings Corp.	160
9	Teleflex, Inc.	805
		5,210
	Household and Personal Products - 1.1%
2	Herbalife Ltd.	154
4	Inter Parfums, Inc.	143
4	Nu Skin Enterprises, Inc. Class A	347
4	Prestige Brands Holdings, Inc. ●	121
		765
	Insurance - 4.3%
7	American Equity Investment Life Holding Co.	147
5	Argo Group International Holdings Ltd.	220
7	Assurant, Inc.	451
3	Everest Re Group Ltd.	426
4	FBL Financial Group Class A	166
18	Genworth Financial, Inc. ●	264
11	Greenlight Capital Re Ltd. Class A ●	350
8	Hilltop Holdings, Inc. ●	181
7	Montpelier Re Holdings Ltd.	206
6	Protective Life Corp.	304
19	Symetra Financial Corp.	368
		3,083
	Materials - 5.3%
24	A. M. Castle & Co. ●	328
4	Advanced Emissions Solutions, Inc. ●	175
3	AEP Industries, Inc. ●	128
6	Cliff's Natural Resources, Inc.	108
3	Domtar Corp.	365
11	Ferro Corp. ●	133
9	FutureFuel Corp.	147
11	Gold Resource Corp.	50
9	Huntsman Corp.	202
3	Innospec, Inc.	129
8	Kraton Performance Polymers, Inc. ●	205
7	Myers Industries, Inc.	138
8	Olin Corp.	213
5	OM Group, Inc. ●	149
18	Resolute Forest Products ●	338
4	Rock Tenn Co. Class A	416
8	Sealed Air Corp.	234
12	United States Steel Corp.	305
		3,763
	Media - 1.1%
4	Gannett Co., Inc.	100
31	Global Sources Ltd. ●	207
7	Morningstar, Inc.	517
		824
	Pharmaceuticals, Biotechnology and Life Sciences - 5.6%
4	Charles River Laboratories International, Inc. ●	215
13	Emergent Biosolutions, Inc. ●	321
4	Endo Health Solutions, Inc. ●	263
5	Genomic Health, Inc. ●	135
6	Impax Laboratories, Inc. ●	148
4	Isis Pharmaceuticals, Inc. ●	225
5	Luminex Corp. ●	99
12	Myriad Genetics, Inc. ●	341
2	PAREXEL International Corp. ●	83
61	PDL Biopharma, Inc.	554
18	Pozen, Inc.	141
2	Questcor Pharmaceuticals, Inc.	141
13	Repligen Corp. ●	204
4	Salix Pharmaceuticals Ltd. ●	341
4	Sarepta Therapeutics, Inc. ●	90
24	Sciclone Pharmaceuticals, Inc. ●	112
6	United Therapeutics Corp. ●	575
		3,988
	Real Estate - 8.6%
17	American Capital Mortgage Investment Corp. REIT	323
24	Brandywine Realty Trust REIT	342
26	Capstead Mortgage Corp. REIT	331
10	CBL & Associates Properties, Inc. REIT	161
12	DDR Corp. REIT	194
22	Franklin Street Properties Corp. REIT	267
25	Hatteras Financial Corp. REIT	452
69	Lexington Realty Trust REIT	748
30	Mack-Cali Realty Corp. REIT	600
16	Omega Healthcare Investors, Inc. REIT	495
47	Piedmont Office Realty Trust, Inc.	782
11	Redwood Trust, Inc. REIT	202
51	Retail Properties of America, Inc.	675
16	RLJ Lodging Trust REIT	405
5	Sabra Healthcare REIT, Inc.	142
		6,119

2

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Retailing - 4.1%
6	ANN, Inc. ●	$184
3	Children's Place Retail Stores, Inc. ●	137
4	Dillard's, Inc.	384
6	Express, Inc. ●	107
8	Francescas Holding Corp. ●	143
4	GameStop Corp. Class A	126
5	Guess?, Inc.	140
2	Liberty Ventures - Series A ●	232
4	Lumber Liquidators Holdings, Inc. ●	320
4	Men's Wearhouse, Inc.	183
7	Nutrisystem, Inc.	98
28	Office Depot, Inc. ●	138
8	Overstock.com, Inc. ●	160
16	PetMed Express, Inc.	208
7	Rent-A-Center, Inc.	165
4	Williams-Sonoma, Inc.	207
		2,932
	Semiconductors and Semiconductor Equipment - 1.0%
8	Cirrus Logic, Inc. ●	131
2	First Solar, Inc. ●	111
11	Kulicke & Soffa Industries, Inc. ●	126
33	Silicon Image, Inc. ●	182
5	SunPower Corp. ●	146
		696
	Software and Services - 8.6%
5	Advent Software, Inc.	148
6	AOL, Inc. ●	258
17	AVG Technologies N.V. ●	279
6	Blucora, Inc. ●	149
7	Booz Allen Hamilton Holding Corp.	132
10	Brightcove, Inc. ●	111
21	CA, Inc.	674
4	CACI International, Inc. Class A ●	303
12	Carbonite, Inc. ●	117
5	CSG Systems International, Inc.	147
10	Digital River, Inc. ●	172
6	DST Systems, Inc.	500
12	Egain Communications Corp. ●	116
6	Euronet Worldwide, Inc. ●	236
14	Global Cash Access, Inc. ●	121
4	Heartland Payment Systems, Inc.	168
8	Mentor Graphics Corp.	158
6	Netscout Systems, Inc. ●	219
5	Neustar, Inc. ●	159
2	Opentable, Inc. ●	128
3	Pegasystems, Inc.	141
3	Splunk, Inc. ●	208
26	Synacor, Inc. ●	60
8	Take-Two Interactive Software, Inc. ●	159
25	TiVo, Inc. ●	304
7	Travelzoo, Inc. ●	154
3	Unisys Corp. ●	96
9	ValueClick, Inc. ●	185
9	Verint Systems, Inc. ●	391
5	Web.com Group, Inc. ●	172
		6,165
	Technology Hardware and Equipment - 5.0%
4	Arrow Electronics, Inc. ●	205
7	Aruba Networks, Inc. ●	146
8	Benchmark Electronics, Inc. ●	173
47	Brocade Communications Systems, Inc. ●	444
14	Calix, Inc. ●	112
13	Comtech Telecommunications Corp.	386
25	Extreme Networks, Inc. ●	185
8	Ingram Micro, Inc. ●	205
4	Lexmark International, Inc.	161
4	Plexus Corp. ●	141
13	Polycom, Inc. ●	160
4	SYNNEX Corp. ●	208
6	Technology Data Corp. ●	323
4	Ubiquiti Networks, Inc. ●	156
6	Western Digital Corp.	543
		3,548
	Telecommunication Services - 0.7%
11	Telephone & Data Systems, Inc.	308
42	Vonage Holdings Corp. ●	193
		501
	Transportation - 2.0%
12	Alaska Air Group, Inc.	981
2	Allegiant Travel Co.	162
12	Swift Transportation Co. ●	259
		1,402
	Utilities - 4.8%
60	Atlantic Power Corp.	159
4	El Paso Electric Co.	149
17	Great Plains Energy, Inc.	415
8	Laclede Group, Inc.	362
16	Pinnacle West Capital Corp.	853
16	Portland General Electric Co.	471
7	Vectren Corp.	266
24	Westar Energy, Inc.	783
		3,458
	Total common stocks
	(cost $59,387)	$70,706

	Total long-term investments
	(cost $59,387)	$70,706

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $65, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $66)
$65	0.02%, 1/31/2014	$65
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $22,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $22)
22	0.02%, 1/31/2014	22

3

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.7% - (continued)
Repurchase Agreements - 0.7% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $56, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $57)
$56	0.03%, 1/31/2014		$56
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $59, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $61)
59	0.02%, 1/31/2014		59
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $130,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
	0.25% - 3.75%, 2015 - 2023, value of $133)
130	0.02%, 1/31/2014		130
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $17, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $18)
17	0.03%, 1/31/2014		17
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $15, collateralized by U.S. Treasury Note 2.63%, 2014, value of $15)
15	0.02%, 1/31/2014		15
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$124, collateralized by FFCB 0.14%, 2015,
FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $126)
124	0.03%, 1/31/2014		124
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $1, collateralized by U.S. Treasury Note 2.38%, 2015, value of $1)
1	0.01%, 1/31/2014		1
			489
	Total short-term investments
	(cost $489)		$489

	Total investments
	(cost $59,876) ▲	99.7%	$71,195
	Other assets and liabilities	0.3%	185
	Total net assets	100.0%	$71,380

4

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $59,981 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,529
Unrealized Depreciation	(2,315)
Net Unrealized Appreciation	$11,214

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.2%
Consumer Staples	2.6
Energy	5.9
Financials	20.7
Health Care	12.9
Industrials	16.3
Information Technology	14.6
Materials	5.3
Services	0.7
Utilities	4.8
Total	99.0%
Short-Term Investments	0.7
Other Assets and Liabilities	0.3
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$70,706	$70,706	$–	$–
Short-Term Investments	489	–	489	–
Total	$71,195	$70,706	$489	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 18.2%
	Computer and Electronic Product Manufacturing - 0.2%
	SBA Tower Trust
$1,355	3.60%, 04/15/2043 ■╦	$1,326

	Finance and Insurance - 18.0%
	American Home Mortgage Assets Trust
657	0.28%, 03/25/2047 ‡Δ	508
893	1.07%, 10/25/2046 ‡Δ	651
	Amortizing Residential Collateral Trust
62	0.80%, 08/25/2032 ╦Δ	57
	Asset Backed Funding Certificates
1,281	0.38%, 01/25/2037 ‡Δ	756
	Banc of America Commercial Mortgage, Inc.
45	5.18%, 09/10/2047 ‡Δ	48
1,051	5.27%, 11/10/2042 Δ	1,085
830	5.63%, 07/10/2046 ‡Δ	901
	Banc of America Funding Corp.
721	0.35%, 10/20/2036 ‡Δ	514
253	5.85%, 01/25/2037 ‡	205
	Banc of America Mortgage Securities
462	2.77%, 09/25/2035 Δ	440
	BB-UBS Trust
270	3.43%, 11/05/2036 ■‡	255
	BCAP LLC Trust
850	0.33%, 01/25/2037 ‡Δ	627
841	0.34%, 03/25/2037 ‡Δ	682
710	0.37%, 05/25/2047 ‡Δ	498
	Bear Stearns Adjustable Rate Mortgage Trust
1,092	2.43%, 10/25/2035 ‡Δ	1,073
	Bear Stearns Alt-A Trust
1,328	0.54%, 05/25/2036 ‡Δ	871
	Bear Stearns Commercial Mortgage Securities, Inc.
345	5.41%, 12/11/2040	365
246	5.47%, 01/12/2045	274
285	5.54%, 10/12/2041 ‡	311
822	5.58%, 04/12/2038 ‡Δ	886
	Chase Mortgage Finance Corp.
1,050	5.50%, 11/25/2035 ╦	1,036
	Citigroup Commercial Mortgage Trust
1,396	0.51%, 03/25/2037 ╦Δ	750
490	4.25%, 09/10/2046 ■	360
145	5.11%, 09/10/2046 ╦	149
	Citigroup Commercial Mortgage Trust, Inc.
615	6.13%, 12/10/2049 ╦Δ	698
	Citigroup/Deutsche Bank Commercial Mortgage Trust
537	5.89%, 11/15/2044 ‡	603
	Commercial Mortgage Loan Trust
570	4.75%, 11/15/2045 ■╦	472
394	6.01%, 12/10/2049 ╦Δ	439
	Commercial Mortgage Pass-Through Certificates
900	3.15%, 08/15/2045 ╦	884
240	3.96%, 02/10/2047	247
125	5.02%, 08/17/2045 ■╦	118
51	5.75%, 06/10/2046 Δ	56
	Community or Commercial Mortgage Trust
705	3.21%, 03/10/2046 ╦	688
	Countrywide Alternative Loan Trust
792	0.48%, 11/25/2035 ╦Δ	630
1,926	5.75%, 05/25/2036	1,612
	Countrywide Home Loans, Inc.
1,406	2.73%, 09/25/2047 Δ	1,181
916	5.05%, 11/20/2035 ╦Δ	796
1,550	5.75%, 08/25/2037	1,480
	CS First Boston Mortgage Securities Corp.
610	4.88%, 04/15/2037	617
	Deutsche Alt-A Securities, Inc. Mortgage
922	0.28%, 08/25/2036 ╦Δ	649
485	0.31%, 03/25/2037 ╦Δ	297
	Downey S & L Assoc Mortgage Loan Trust
423	1.06%, 03/19/2046 Δ	326
	First Franklin Mortgage Loan Trust
1,805	0.40%, 04/25/2036 ╦Δ	1,059
	First Horizon Alternative Mortgage Securities
2,288	2.21%, 04/25/2036 ╦Δ	1,911
2,048	2.24%, 09/25/2035 ╦Δ	1,785
	First Horizon Mortgage Pass-through Trust
187	2.53%, 08/25/2037 Δ	156
	FREMF Mortgage Trust
330	3.60%, 05/25/2046 ■	304
155	3.63%, 07/25/2046 ■╦Δ	133
70	3.95%, 08/25/2023 ■Δ	61
85	4.18%, 05/25/2045 ■	84
	Fremont Home Loan Trust
636	0.31%, 10/25/2036 ╦Δ	320
	GE Capital Commercial Mortgage Corp.
70	5.31%, 11/10/2045 Δ	74
	GMAC Commercial Mortgage Securities, Inc.
220	5.24%, 11/10/2045 Δ	231
	GMAC Mortgage Corp. Loan Trust
166	3.00%, 04/19/2036 ╦Δ	145
1,208	3.12%, 09/19/2035 Δ	1,150
	Goldman Sachs Mortgage Securities Trust
375	4.07%, 01/10/2024 ☼Δ	386
1,795	4.86%, 11/10/2045 ■╦Δ	1,690
2,340	5.00%, 05/10/2045 ■╦Δ	1,912
	Greenwich Capital Commercial Funding Corp.
1,175	5.74%, 12/10/2049	1,314
	GSAA Home Equity Trust
1,053	0.21%, 03/25/2047 ╦Δ	626
984	0.23%, 12/25/2046 ╦Δ	556
4,842	0.24%, 02/25/2037 ╦Δ	2,626
632	0.25%, 12/25/2036 ╦Δ	335
1,567	0.26%, 03/25/2037 ╦Δ	793
509	0.32%, 07/25/2036 ╦Δ	244
1,157	0.33%, 03/25/2047 ╦Δ	571
327	0.39%, 04/25/2047 ╦Δ	189
829	0.40%, 11/25/2036 ╦Δ	486
	GSAMP Trust
2,526	0.25%, 01/25/2037 ╦Δ	1,346
385	0.26%, 12/25/2046 ╦Δ	208
686	0.36%, 11/25/2036 ╦Δ	373
	GSR Mortgage Loan Trust
1,695	2.63%, 01/25/2036 Δ	1,527

1

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 18.2% - (continued)
	Finance and Insurance - 18.0% - (continued)
	GSR Mortgage Loan Trust - (continued)
$1,405	2.78%, 04/25/2035 ╦Δ	$1,358
182	2.79%, 10/25/2035 Δ	160
	Harborview Mortgage Loan Trust
660	0.32%, 05/25/2038 ╦Δ	494
1,268	0.35%, 01/19/2038 ╦Δ	1,061
1,688	0.38%, 05/19/2047 ╦Δ	748
4,844	0.40%, 12/19/2036 ╦Δ	3,173
989	0.49%, 09/19/2035 ╦Δ	758
	Hilton USA Trust
245	2.66%, 11/05/2030 ■	247
110	2.92%, 11/05/2030 ■╦	110
1,395	3.92%, 11/05/2030 ■╦Δ	1,395
	Home Equity Loan Trust
652	2.43%, 11/25/2035 ╦Δ	616
	IMPAC Commercial Mortgage Backed Trust
127	1.66%, 02/25/2036 ╦Δ	120
	Impac Secured Assets Trust
2,432	0.44%, 08/25/2036 ╦Δ	1,620
	IndyMac Index Mortgage Loan Trust
594	0.44%, 07/25/2035 ╦Δ	504
375	0.45%, 01/25/2036 ╦Δ	242
1,985	0.56%, 07/25/2046 ╦Δ	1,050
973	2.57%, 03/25/2036 ╦Δ	717
614	2.61%, 12/25/2036 Δ	534
	JP Morgan Chase Commercial Mortgage Securities Corp.
800	1.66%, 02/12/2051 Δ	765
681	2.75%, 10/15/2045 ■	452
670	2.83%, 10/15/2045	641
625	3.91%, 05/05/2030 ■Δ	626
100	4.67%, 10/15/2045 ■Δ	94
506	5.24%, 01/12/2043 ╦Δ	538
300	5.31%, 08/15/2046 ■╦Δ	305
1,034	5.34%, 08/12/2037 ╦	1,073
	JP Morgan Mortgage Trust
2,195	2.73%, 05/25/2036 ╦Δ	2,020
467	2.74%, 09/25/2035 Δ	454
555	2.75%, 08/25/2036 ╦Δ	476
	LB-UBS Commercial Mortgage Trust
269	5.86%, 07/15/2040	289
197	5.86%, 06/15/2038 ╦Δ	215
869	5.87%, 09/15/2045	977
193	6.15%, 04/15/2041 ╦Δ	222
	Lehman XS Trust
600	0.37%, 07/25/2046 Δ	466
	Merrill Lynch Mortgage Investors Trust
490	2.77%, 07/25/2035 ╦Δ	421
	Morgan Stanley Capital I
453	4.99%, 08/13/2042	473
610	5.16%, 10/12/2052 ╦Δ	649
	Morgan Stanley Capital Investments
294	5.81%, 12/12/2049	331
	Morgan Stanley Mortgage Loan Trust
2,944	0.33%, 05/25/2036 - 11/25/2036 ╦Δ	1,401
	Morgan Stanley Re-Remic Trust
185	5.80%, 08/12/2045 ■Δ	203
	Residential Accredit Loans, Inc.
2,786	1.42%, 11/25/2037 ╦Δ	1,699
2,179	3.86%, 04/25/2035 ╦Δ	1,954
	Residential Asset Securitization Trust
955	0.61%, 03/25/2035 Δ	747
	RFMSI Trust
146	3.15%, 04/25/2037 ╦Δ	127
	Sequoia Mortgage Trust
315	0.43%, 01/20/2035 ╦Δ	289
84	2.46%, 07/20/2037 Δ	68
	Soundview Home Equity Loan Trust, Inc.
3,766	0.40%, 07/25/2036 ╦Δ	1,882
	Springleaf Mortgage Loan Trust
1,035	3.52%, 12/25/2065 ■	1,018
	Structured Adjustable Rate Mortgage Loan Trust
569	0.31%, 02/25/2037 ╦Δ	405
2,426	2.36%, 02/25/2036 Δ	1,808
	Structured Asset Mortgage Investments, Inc.
750	0.38%, 05/25/2046 ╦Δ	424
1,781	0.39%, 02/25/2036 ╦Δ	1,408
	UBS-Barclays Commercial Mortgage Trust
810	2.97%, 04/10/2046 ╦	776
788	3.18%, 03/10/2046 ╦Δ	767
	VNO Mortgage Trust
710	3.95%, 12/13/2029 ■Δ	697
	Wachovia Bank Commercial Mortgage Trust
525	4.94%, 04/15/2042 ╦	541
196	5.42%, 01/15/2045 ╦Δ	209
	Wells Fargo Alternative Loan Trust
268	2.67%, 12/28/2037 Δ	215
302	6.25%, 11/25/2037	279
	Wells Fargo Mortgage Backed Securities Trust
1,614	2.63%, 04/25/2036 Δ	1,533
515	2.74%, 09/25/2036 ╦Δ	478
190	5.16%, 10/25/2035 ╦Δ	189
	WF-RBS Commercial Mortgage Trust
8,447	3.87%, 11/15/2044 ■►	853
55	4.28%, 03/01/2048 Δ	54
1,750	4.80%, 11/15/2045 ■╦Δ	1,462
445	4.90%, 06/15/2044 ■╦	491
635	5.00%, 06/15/2044 ■╦	544
65	5.56%, 04/15/2045 ■╦Δ	64
		96,669
	Total asset & commercial mortgage backed securities
	(cost $94,282)	$97,995

CORPORATE BONDS - 10.6%
	Accommodation and Food Services - 0.1%
	Choice Hotels International, Inc.
$420	5.75%, 07/01/2022 ╦	$437

	Administrative Waste Management and Remediation - 0.3%
	ADT Corp.
1,180	6.25%, 10/15/2021 ■‡	1,220

2

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 10.6% - (continued)
		Administrative Waste Management and Remediation - 0.3% - (continued)
		Clean Harbors, Inc.
	$60	5.13%, 06/01/2021 ╦	$60
	191	5.25%, 08/01/2020 ╦	195
		Equinix, Inc.
	50	4.88%, 04/01/2020 ╦	50
	305	5.38%, 04/01/2023 ╦	299
			1,824
		Apparel Manufacturing - 0.1%
		Hanesbrands, Inc.
	480	6.38%, 12/15/2020 ╦	523

		Arts, Entertainment and Recreation - 0.4%
		Gannett Co., Inc.
	1,100	5.13%, 10/15/2019 - 07/15/2020 ■╦	1,127
		NBC Universal Enterprise
	440	5.25%, 12/19/2049 ■╦	442
		NCR Corp.
	565	4.63%, 02/15/2021 ╦	552
	60	5.00%, 07/15/2022 ╦	59
			2,180
		Computer and Electronic Product Manufacturing - 0.0%
		Seagate HDD Cayman
	205	6.88%, 05/01/2020 ╦	221

		Construction - 0.1%
		Toll Bros Finance Corp
	265	4.00%, 12/31/2018	269

		Finance and Insurance - 2.8%
		Ally Financial, Inc.
	495	5.50%, 02/15/2017 ‡	534
		AXA S.A.
	1,330	6.46%, 12/14/2018 ■♠Δ	1,363
		CIT Group, Inc.
	1,517	5.50%, 02/15/2019 ■╦	1,616
		Citigroup, Inc.
	310	6.68%, 09/13/2043 ╦	355
		JP Morgan Chase & Co.
	2,345	5.63%, 08/16/2043 ╦	2,489
		Ladder Capital Finance Holdings LLC
	171	7.38%, 10/01/2017 ╦	179
		Mapfre S.A.
EUR	1,450	5.92%, 07/24/2037	1,985
		Minerva Luxembourg S.A.
	560	7.75%, 01/31/2023 ■╦	545
		Prudential Financial, Inc.
	1,240	5.10%, 08/15/2043 ╦	1,270
		Royal Bank of Scotland Group plc
	975	6.13%, 12/15/2022 ╦	1,004
		SLM Corp.
	340	5.50%, 01/15/2019 ╦	348
	100	6.00%, 01/25/2017 ╦	108
	545	6.25%, 01/25/2016 ╦	586
	840	8.45%, 06/15/2018 ╦	973
		Societe Generale
	400	8.25%, 11/29/2018 ╦§♠	426
		Softbank Corp.
	605	4.50%, 04/15/2020 ■╦	595
		UBS AG Stamford CT
	515	7.63%, 08/17/2022	592
			14,968
		Health Care and Social Assistance - 0.9%
		Community Health Systems, Inc.
	275	5.13%, 08/01/2021 ■	277
		HCA, Inc.
	305	4.75%, 05/01/2023 ╦	299
	800	6.50%, 02/15/2020 ╦	882
	700	7.50%, 11/15/2095 ╦	605
	1,225	8.50%, 04/15/2019 ╦	1,292
		Tenet Healthcare Corp.
	1,380	6.00%, 10/01/2020 ■╦	1,452
		Wellcare Health Plans, Inc.
	225	5.75%, 11/15/2020	233
			5,040
		Information - 1.9%
		Activision Blizzard
	1,390	5.63%, 09/15/2021 ■‡	1,439
		Audatex North America, Inc.
	585	6.00%, 06/15/2021 ■‡	610
		DISH DBS Corp.
	600	6.75%, 06/01/2021 ╦	640
	425	7.88%, 09/01/2019 ╦	485
		MetroPCS Wireless, Inc.
	65	7.88%, 09/01/2018 ╦	69
		MTS International Funding Ltd.
	1,040	5.00%, 05/30/2023 ■╦	957
		Sprint Nextel Corp.
	799	7.00%, 03/01/2020 ■╦	901
	451	9.00%, 11/15/2018 ■╦	545
		T-Mobile USA, Inc.
	315	5.25%, 09/01/2018 ■╦	332
	85	6.13%, 01/15/2022	87
	630	6.46%, 04/28/2019 ╦	663
	260	6.63%, 04/28/2021 ╦	274
	195	6.73%, 04/28/2022 ╦	205
		Unitymedia Hessen GmbH & Co.
	330	5.50%, 01/15/2023 ■╦	330
	490	7.50%, 03/15/2019 ■╦	535
		Vimpelcom Holdings
	1,285	5.95%, 02/13/2023 ■╦	1,205
		Wind Acquisition Finance S.A.
	1,090	7.25%, 02/15/2018 ■╦	1,141
			10,418
		Machinery Manufacturing - 0.4%
		Case New Holland, Inc.
	1,700	7.88%, 12/01/2017 ╦	1,991
		Weekley Homes LLC
	35	6.00%, 02/01/2023 ■╦	34
			2,025
		Mining - 0.1%
		Peabody Energy Corp.
	450	6.50%, 09/15/2020	471

		Nonmetallic Mineral Product Manufacturing - 0.2%
		Grupo Cementos Chihuahua
	1,180	8.13%, 02/08/2020 ■	1,232

3

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 10.6% - (continued)
		Petroleum and Coal Products Manufacturing - 0.5%
		Continental Resources, Inc.
	$390	5.00%, 09/15/2022 ╦	$402
		EDC Finance Ltd.
	1,115	4.88%, 04/17/2020 ■	1,057
		Harvest Operations Corp.
	181	6.88%, 10/01/2017 ╦	197
		Newfield Exploration Co.
	625	5.75%, 01/30/2022 ╦	645
	600	6.88%, 02/01/2020 ╦	642
			2,943
		Pipeline Transportation - 0.9%
		El Paso Corp.
	520	7.00%, 06/15/2017 ╦	588
		Energy Transfer Equity L.P.
	2,125	5.95%, 10/01/2043 ╦	2,192
	1,005	7.50%, 10/15/2020 ╦	1,132
		Kinder Morgan Finance Co.
	950	6.00%, 01/15/2018 ■╦	1,036
			4,948
		Primary Metal Manufacturing - 0.0%
		United States Steel Corp.
	170	7.38%, 04/01/2020	184

		Printing and Related Support Activities - 0.1%
		Valassis Communications, Inc.
	340	6.63%, 02/01/2021 ╦	345

		Real Estate, Rental and Leasing - 0.4%
		International Lease Finance Corp.
	180	5.65%, 06/01/2014 ╦	183
	375	5.75%, 05/15/2016 ╦	402
	590	5.88%, 04/01/2019 ╦	634
	760	6.75%, 09/01/2016 ■╦	846
			2,065
		Retail Trade - 0.6%
		Arcelik AS
	995	5.00%, 04/03/2023 ■	851
		Building Materials Corp.
	174	6.75%, 05/01/2021 ■‡	187
	141	7.50%, 03/15/2020 ■‡	151
		Carter's, Inc.
	950	5.25%, 08/15/2021 ■╦	962
		Sally Holdings LLC
	530	5.75%, 06/01/2022 ╦	538
		Sotheby's
	365	5.25%, 10/01/2022 ■╦	343
			3,032
		Transportation Equipment Manufacturing - 0.2%
		Huntington Ingalls Industries, Inc.
	185	6.88%, 03/15/2018 ╦	199
	575	7.13%, 03/15/2021 ╦	634
			833
		Utilities - 0.6%
		AES (The) Corp.
	1,100	8.00%, 06/01/2020 ‡	1,273
		Calpine Corp.
	1,022	7.50%, 02/15/2021 ■╦	1,117
		Dolphin Subsidiary II, Inc.
	370	7.25%, 10/15/2021 ╦	368
		EDP Finance B.V.
	270	5.25%, 01/14/2021 ■	275
			3,033
		Total corporate bonds
		(cost $55,700)	$56,991

FOREIGN GOVERNMENT OBLIGATIONS - 27.6%
		Argentina - 0.7%
		Argentina (Republic of)
	$2,125	7.00%, 04/17/2017	$1,626
	3,849	8.28%, 12/31/2033	2,371
			3,997
		Austria - 0.2%
		Austria (Republic of)
EUR	465	1.15%, 10/19/2018 ■	637
EUR	180	1.75%, 10/20/2023 ■	239
			876
		Belgium - 0.3%
		Belgium (Kingdom of)
EUR	435	4.00%, 03/28/2022 ╦	681
EUR	620	4.00%, 03/28/2017 ■╦	928
			1,609
		Brazil - 2.1%
		Brazil (Republic of)
	1,750	5.63%, 01/07/2041 ‡	1,662
	2,125	5.88%, 01/15/2019 ‡	2,359
	2,850	8.25%, 01/20/2034 ‡	3,563
	2,075	11.00%, 08/17/2040 ‡	2,357
	715	12.25%, 03/06/2030 ‡	1,201
			11,142
		Bulgaria - 0.1%
		Bulgaria (Republic of)
	400	8.25%, 01/15/2015 ╦§	427

		Canada - 0.0%
		Canada (Government of)
CAD	300	1.75%, 03/01/2019	270

		Colombia - 1.1%
		Colombia (Republic of)
	1,800	7.38%, 09/18/2037 ╦	2,164
	700	8.13%, 05/21/2024 ╦	885
COP	56,000	9.85%, 06/28/2027 ╦	34
	2,105	11.75%, 02/25/2020 ╦	3,000
COP	103,000	12.00%, 10/22/2015 ╦	57
			6,140
		Croatia - 0.3%
		Croatia (Republic of)
	1,590	6.38%, 03/24/2021 ╦§	1,646

		Denmark - 0.1%
		Denmark (Kingdom of)
DKK	1,745	4.00%, 11/15/2019 ╦	371

		Ecuador - 0.0%
		Ecuador (Republic of)
	220	9.38%, 12/15/2015 ╦§	229

4

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 27.6% - (continued)
		Finland - 0.1%
		Finland (Republic of)
EUR	150	1.13%, 09/15/2018 ■	$206
EUR	90	1.50%, 04/15/2023 §	118
			324
		France - 0.5%
		France (Government of)
EUR	1,850	1.00%, 11/25/2018	2,507

		Germany - 0.0%
		Bundesobligation
EUR	185	0.25%, 04/13/2018	247

		Hungary - 0.5%
		Hungary (Republic of)
	808	5.38%, 02/21/2023 ╦	790
	580	6.25%, 01/29/2020 ╦	620
HUF	123,980	6.75%, 02/24/2017 ╦	567
HUF	21,650	7.50%, 11/12/2020 ╦	103
	600	7.63%, 03/29/2041 ╦	636
			2,716
		Indonesia - 1.3%
		Indonesia (Republic of)
	3,515	6.88%, 01/17/2018 ╦§	3,915
	2,590	7.75%, 01/17/2038 ╦§	2,881
	275	8.50%, 10/12/2035 ╦§	328
			7,124
		Ireland - 0.1%
		Ireland (Republic of)
EUR	365	4.50%, 10/18/2018 - 04/18/2020 ╦	553

		Italy - 0.8%
		Italy (Republic of)
EUR	100	3.00%, 11/01/2015	140
EUR	120	4.50%, 07/15/2015	170
		Italy Buoni Poliennali del Tesoro
EUR	2,625	3.50%, 11/01/2017 ╦	3,734
			4,044
		Japan - 4.2%
		Japan (Government of)
JPY	1,671,620	0.10%, 09/10/2023 ◄╦	17,470
JPY	141,750	0.30%, 03/20/2017 ╦	1,395
JPY	82,700	0.50%, 03/20/2016 ╦	816
JPY	290,000	1.30%, 12/20/2018	2,990
			22,671
		Malaysia - 0.3%
		Malaysia (Government of)
MYR	1,620	4.26%, 09/15/2016 ╦	496
MYR	3,065	4.38%, 11/29/2019 ╦	932
MYR	1,020	5.09%, 04/30/2014 ╦	306
			1,734
		Mexico - 1.9%
		Mexican Bonos
MXN	4,998	6.50%, 06/10/2021 ╦	378
MXN	2,125	7.75%, 12/14/2017 ╦	174
MXN	1,749	8.00%, 06/11/2020 ☼	145
MXN	6,916	9.50%, 12/18/2014 ╦	542
MXN	14,971	10.00%, 12/05/2024 ╦	1,405
		United Mexican States
	5,972	4.75%, 03/08/2044 ╦	5,255
	2,076	5.75%, 10/12/2110 ╦	1,889
MXN	2,238	6.50%, 06/09/2022 ╦	168
			9,956
		Netherlands - 0.3%
		Netherlands (Kingdom of)
EUR	345	2.25%, 07/15/2022 ■	486
EUR	575	4.00%, 07/15/2018 ■╦	887
			1,373
		Norway - 0.0%
		Norway (Kingdom of)
NOK	955	3.75%, 05/25/2021 ╦	165

		Panama - 0.5%
		Panama (Republic of)
	65	7.25%, 03/15/2015 ╦	69
	1,420	8.88%, 09/30/2027 ╦	1,896
	440	9.38%, 04/01/2029 ╦	607
			2,572
		Peru - 0.8%
		Peru (Republic of)
PEN	650	7.84%, 08/12/2020 ╦	256
	2,400	8.75%, 11/21/2033 ╦	3,372
	475	9.88%, 02/06/2015 ╦	517
			4,145
		Philippines - 1.7%
		Philippines (Republic of)
	1,760	6.38%, 01/15/2032 ╦	2,072
	4,665	10.63%, 03/16/2025 ╦	7,155
			9,227
		Poland - 0.3%
		Poland (Republic of)
PLN	3,785	5.25%, 10/25/2017 - 10/25/2020 ╦	1,253
PLN	1,555	5.75%, 10/25/2021 ╦	530
			1,783
		Russia - 2.9%
		Russia (Federation of)
	1,400	3.25%, 04/04/2017 ╦§	1,465
	3,400	3.63%, 04/29/2015 ╦§	3,508
	3,100	5.00%, 04/29/2020 ╦§	3,290
	2,746	7.50%, 03/31/2030 ╦§	3,162
	2,360	12.75%, 06/24/2028 ╦§	3,977
			15,402
		Singapore - 0.1%
		Singapore (Republic of)
SGD	400	3.75%, 09/01/2016 ╦	339

		South Africa - 0.8%
		South Africa (Republic of)
	2,855	6.88%, 05/27/2019 ╦	3,212
ZAR	1,000	7.00%, 02/28/2031 ╦	72
ZAR	7,230	8.00%, 12/21/2018 ╦	643
ZAR	1,730	8.25%, 09/15/2017 ╦	157
ZAR	4,600	10.50%, 12/21/2026 ╦	463
			4,547

5

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 27.6% - (continued)
		Spain - 0.5%
		Spain (Kingdom of)
EUR	1,215	4.50%, 01/31/2018 ╦	$1,796
EUR	650	5.50%, 04/30/2021 ╦	1,010
			2,806
		Sweden - 0.1%
		Sweden (Kingdom of)
SEK	535	1.50%, 11/13/2023	76
SEK	2,615	3.75%, 08/12/2017 ╦	434
			510
		Switzerland - 0.0%
		Switzerland (Republic of)
CHF	50	2.00%, 05/25/2022 ╦§	61
CHF	145	3.00%, 01/08/2018 ╦§	179
			240
		Turkey - 2.7%
		Turkey (Republic of)
	4,600	5.13%, 03/25/2022 ╦	4,395
	530	5.63%, 03/30/2021 ╦	529
	3,560	6.00%, 01/14/2041 ╦	3,177
	1,865	7.25%, 03/15/2015 ╦	1,968
	3,440	7.50%, 07/14/2017 ╦	3,819
TRY	1,000	10.00%, 06/17/2015	439
TRY	785	10.50%, 01/15/2020	352
			14,679
		Ukraine - 0.4%
		Ukraine (Government of)
	2,240	6.25%, 06/17/2016 ╦§	2,017

		United Kingdom - 0.3%
		United Kingdom (Government of)
GBP	580	1.00%, 09/07/2017 §	944
GBP	250	1.25%, 07/22/2018 ╦§	404
GBP	255	2.00%, 01/22/2016 ╦§	430
			1,778
		Venezuela - 1.6%
		Venezuela (Republic of)
	2,845	7.00%, 12/01/2018 ╦§	1,935
	1,955	8.25%, 10/13/2024 ╦§	1,173
	3,845	11.95%, 08/05/2031 ╦§	2,845
	3,190	12.75%, 08/23/2022 ╦§	2,616
			8,569
		Total foreign government obligations
		(cost $158,148)	$148,735

MUNICIPAL BONDS - 0.7%
		Higher Education (Univ., Dorms, etc.) - 0.2%
		University of California
	$835	4.60%, 05/15/2031 ╦	$879

		Miscellaneous - 0.3%
		Employees Retire System Govt of Cmwlth Puerto Rico
	1,085	6.20%, 07/01/2039 ╦	511
		Puerto Rico Commonwealth Govt Retirement System
	2,365	6.30%, 07/01/2043 ╦	1,104
	550	6.55%, 07/01/2058	251
			1,866
		Tax Allocation - 0.2%
		New York City, NY, Transitional FA Rev
	860	5.00%, 11/01/2038 ╦	920

		Total municipal bonds
		(cost $3,982)	$3,665

SENIOR FLOATING RATE INTERESTS ♦ - 24.9%
		Accommodation and Food Services - 0.7%
		Caesars Entertainment Operating Co., Inc.
	$1,397	4.49%, 01/28/2018 ╦	$1,327
	1,920	9.50%, 10/31/2016 ╦	1,940
		Four Seasons Holdings, Inc.
	309	3.50%, 06/29/2020	311
	275	6.25%, 12/28/2020	281
			3,859
		Administrative Waste Management and Remediation - 0.5%
		Acosta, Inc.
	1,104	4.25%, 03/03/2018	1,112
		ADS Waste Holdings, Inc.
	431	4.25%, 10/09/2019	432
		Audio Visual Services Group, Inc.
	255	01/25/2021 ◊☼	256
		Brickman Group Holdings, Inc.
	255	4.00%, 12/18/2020	256
		Filtration Group, Inc.
	250	4.50%, 11/20/2020	252
	105	8.25%, 11/22/2021	108
		Harland Clarke Holdings Corp.
	190	5.74%, 05/22/2018 ☼	192
		ServiceMaster (The) Co.
	349	4.42%, 01/31/2017	349
			2,957
		Agriculture, Construction, Mining and Machinery - 0.1%
		Pro Mach, Inc.
	408	4.50%, 07/06/2017	410

		Air Transportation - 0.4%
		AWAS Finance Luxembourg S.aár.l.
	539	3.50%, 07/16/2018	541
		Delta Air Lines, Inc.
	609	4.00%, 10/18/2018	610
		Delta Air Lines, Inc., Term Loan
	982	3.50%, 04/20/2017 ╦	988
			2,139
		Apparel Manufacturing - 0.2%
		J. Crew Group, Inc.
	980	4.00%, 03/07/2018	986

		Arts, Entertainment and Recreation - 1.6%
		Formula One Holdings
	2,175	4.50%, 04/30/2019	2,200
		Hoyts Group Holdings LLC
	756	4.00%, 05/29/2020 Θ	762
		ION Media Networks, Inc.
	475	5.00%, 12/18/2020	479
		MGM Resorts International
	911	3.50%, 12/20/2019	911

6

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 24.9% - (continued)
	Arts, Entertainment and Recreation - 1.6% - (continued)
	Salem Communications Corp.
$160	4.50%, 03/13/2020	$161
	Town Sports International Holdings, Inc.
415	4.50%, 11/15/2020	417
	Tribune Co.
1,180	4.00%, 12/27/2020	1,177
	Univision Communications, Inc.
1,662	4.00%, 03/01/2020	1,669
	Warner Music Group Corp.
673	3.75%, 07/01/2020	675
		8,451
	Chemical Manufacturing - 1.1%
	Arysta LifeScience Corp.
791	4.50%, 05/29/2020	795
	CeramTec
128	4.25%, 08/28/2020	130
	Cytec Industries, Inc.
34	4.50%, 10/04/2019	34
	DuPont Performance Coatings, Inc.
164	4.75%, 02/01/2020	165
	Exopack LLC
355	5.25%, 05/08/2019	360
	Faenza Acquisition Gmbh
52	4.25%, 08/28/2020	52
	Ineos US Finance LLC
1,107	4.00%, 05/04/2018 ╦	1,111
	MacDermid, Inc.
637	4.00%, 06/07/2020	641
	Monarch, Inc.
66	4.50%, 10/04/2019	66
125	8.25%, 04/03/2020	129
	Pinnacle Operating Corp.
506	3.25%, 04/29/2020	507
899	4.75%, 11/15/2018	903
	PQ Corp.
1,020	4.50%, 08/07/2017 ╦	1,027
		5,920
	Computer and Electronic Product Manufacturing - 1.0%
	Bally Technologies, Inc.
369	4.25%, 11/25/2020	372
	CDW LLC
1,073	3.25%, 04/29/2020 ╦	1,073
	Ceridian Corp.
986	4.41%, 05/09/2017	990
	Freescale Semiconductor, Inc.
1,489	5.00%, 02/28/2020 ╦	1,500
	NXP Semiconductors Netherlands B.V.
1,010	3.25%, 01/11/2020	1,010
	Verint Systems, Inc.
575	09/06/2019 ◊☼	575
		5,520
	Construction - 0.1%
	Brand Energy & Infrastructure Services, Inc.
822	4.75%, 11/26/2020	825

	Educational Services - 0.0%
	Bright Horizons Family Solutions, Inc.
173	4.00%, 01/30/2020	174

	Finance and Insurance - 1.9%
	Asurion LLC
318	3.50%, 07/08/2020	315
838	4.50%, 05/24/2019	837
	Chrysler Group LLC
1,550	3.50%, 05/24/2017	1,553
	Cooper Gay Swett & Crawford Ltd.
338	5.00%, 04/16/2020	333
	EFS Cogen Holdings I LLC
340	3.75%, 12/17/2020	342
	Evertec LLC
403	3.50%, 04/17/2020	392
	Guggenheim Partners LLC
224	4.25%, 07/22/2020	227
	ION Trading Technologies Ltd.
343	4.50%, 05/22/2020	346
270	8.25%, 05/22/2021	273
	National Financial Partners Corp.
667	5.25%, 07/01/2020	672
	Nuveen Investments, Inc.
2,041	4.17%, 05/13/2017 ╦	2,036
	Ocwen Financial Corp.
347	5.00%, 02/15/2018	350
	Santander Asset Management
1,000	4.25%, 12/17/2020	1,003
	USI Insurance Services LLC
416	4.25%, 12/27/2019	419
	Walter Investment Management Corp.
1,210	4.75%, 12/18/2020	1,218
		10,316
	Food Manufacturing - 0.7%
	Advance Pierre Foods, Inc.
397	5.75%, 07/10/2017	397
	Dole Food Co., Inc.
345	4.50%, 11/01/2018	347
	H.J. Heinz Co.
607	3.50%, 06/05/2020	613
	Hostess Brands, Inc.
185	6.75%, 04/09/2020	192
	U.S. Foodservice, Inc.
2,013	4.50%, 03/31/2019	2,031
		3,580
	Food Services - 0.0%
	Arby's Restaurant Group, Inc.
195	5.00%, 11/15/2020	197

	Furniture and Related Product Manufacturing - 0.4%
	AOT Bedding Super Holdings LLC
504	4.25%, 10/01/2019	508
	Tempur-Pedic International, Inc.
822	3.50%, 03/18/2020	824
	Wilsonart International Holding LLC
802	4.00%, 10/31/2019	802
		2,134
	Health Care and Social Assistance - 2.0%
	Alkermes, Inc.
439	3.50%, 09/25/2019	441
	American Renal Holdings, Inc.
520	8.50%, 03/20/2020	521

7

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 24.9% - (continued)
	Health Care and Social Assistance - 2.0% - (continued)
	Catalent Pharma Solutions, Inc.
$300	4.25%, 09/15/2017	$302
260	6.50%, 12/31/2017	263
	Community Health Systems, Inc.
765	01/27/2021 ◊☼	773
	DaVita, Inc.
431	4.00%, 11/01/2019	433
	HCA, Inc.
998	3.00%, 05/01/2018	998
	IMS Health, Inc.
390	3.75%, 09/01/2017	393
	MultiPlan, Inc.
742	4.00%, 08/26/2017 ╦	747
	One Call Medical, Inc.
265	5.00%, 11/27/2020	266
	Par Pharmeceutical Cos., Inc.
420	4.25%, 09/30/2019	421
	Pharmedium Healthcare Corp.
230	01/28/2021 - 01/28/2022 ◊☼	232
	Salix Pharmaceuticals, Ltd.
680	4.25%, 01/02/2020	688
	Sheridan Healthcare, Inc.
586	4.50%, 06/29/2018	590
	Truven Health Analytics, Inc.
276	4.50%, 06/06/2019	276
	US Renal Care, Inc.
913	4.25%, 07/03/2019	920
616	10.25%, 01/03/2020	630
	Valeant Pharmaceuticals International
1,633	4.50%, 08/05/2020	1,649
		10,543
	Information - 4.8%
	Alcatel-Lucent
795	5.75%, 01/30/2019	802
	Cabovisao-Televisao Por Cabo S.A.
2,130	5.50%, 07/15/2019	2,167
	Charter Communications Operating LLC
1,444	3.00%, 07/01/2020 - 12/31/2020	1,437
	Crown Castle International Corp.
442	3.25%, 01/31/2021	443
	Decision Insight Information Group I, Inc.
1,322	7.00%, 01/04/2017 ╦	1,318
	Eagle Parent, Inc.
727	4.00%, 05/16/2018	731
	Emdeon, Inc.
360	3.75%, 11/02/2018	361
	First Data Corp.
500	4.16%, 09/24/2018	500
	First Data Corp., Extended 1st Lien Term Loan
2,000	4.16%, 03/23/2018 ╦	1,998
	Infor US, Inc.
284	3.75%, 06/03/2020	285
	Intelsat Jackson Holdings S.A.
1,196	3.75%, 06/30/2019	1,204
	Kronos, Inc.
2,338	4.50%, 10/30/2019 ╦	2,358
669	9.75%, 04/30/2020	696
	Lawson Software, Inc.
898	3.75%, 06/03/2020	900
	Leap Wireless International, Inc.
512	4.75%, 03/08/2020	513
	Level 3 Communications, Inc.
960	4.00%, 08/01/2019	965
	Mediacom Communications Corp.
711	3.25%, 01/29/2021	710
	MISYS plc
889	5.00%, 12/12/2018 ╦	897
	Nine Entertainment Group Ltd.
834	3.25%, 02/05/2020	830
	Novell, Inc.
533	7.25%, 11/22/2017	540
	RedPrairie Corp.
323	6.00%, 12/21/2018	326
	Sorenson Communications, Inc.
653	9.50%, 10/31/2014	661
	Syniverse Holdings, Inc.
883	4.00%, 04/23/2019 ╦	887
	TWCC Holding Corp.
115	7.00%, 06/26/2020	116
	UPC Financing Partnership
355	4.00%, 01/31/2021	357
	Virgin Media Finance plc
1,525	3.50%, 06/08/2020 ╦	1,528
	Web.com Group, Inc.
667	4.50%, 10/27/2017	672
	West Corp.
842	3.25%, 06/30/2018	843
	Zayo Group LLC
838	4.00%, 07/02/2019	842
		25,887
	Media - 0.2%
	Entravision Communications Corp.
1,015	3.50%, 05/31/2020	1,006
	Media General, Inc.
250	4.25%, 07/31/2020	252
		1,258
	Mining - 0.9%
	Alpha Natural Resources, Inc.
943	3.50%, 05/22/2020	919
	American Rock Salt Co. LLC
541	4.75%, 04/25/2017	546
	Arch Coal, Inc.
1,607	6.25%, 05/16/2018 ╦	1,590
	Fortescue Metals Group Ltd.
1,536	4.25%, 06/28/2019	1,551
		4,606
	Miscellaneous Manufacturing - 0.8%
	DigitalGlobe, Inc.
337	3.75%, 01/31/2020	338
	Hamilton Sundstrand Corp.
488	4.00%, 12/13/2019	489
	Reynolds Group Holdings, Inc.
1,683	4.00%, 12/01/2018	1,701
	Sequa Automotive Group
495	6.25%, 11/15/2018	498

8

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 24.9% - (continued)
	Miscellaneous Manufacturing - 0.8% - (continued)
	Sequa Corp.
$259	5.25%, 06/19/2017	$256
	TransDigm Group, Inc.
830	3.75%, 02/28/2020	835
		4,117
	Motor Vehicle and Parts Manufacturing - 0.4%
	Federal Mogul Corp., Tranche B Term Loan
395	2.11%, 12/29/2014	392
	Federal Mogul Corp., Tranche C Term Loan
233	2.11%, 12/28/2015	231
	Navistar, Inc.
206	5.75%, 08/17/2017	209
	SRAM LLC
887	4.02%, 04/10/2020	890
	Tower Automotive Holdings USA LLC
189	4.75%, 04/23/2020	189
		1,911
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Ardagh Holdings USA, Inc.
135	12/17/2019 ◊☼	135
205	4.25%, 12/17/2019	206
		341
	Other Services - 0.4%
	Alliance Laundry Systems LLC
467	4.25%, 12/10/2018	470
	Gardner Denver
409	4.25%, 07/30/2020	408
	Generac Power Systems, Inc.
483	3.50%, 05/29/2020	483
	Rexnord LLC
833	4.00%, 08/21/2020	837
		2,198
	Petroleum and Coal Products Manufacturing - 0.7%
	Crosby Worldwide, Ltd.
915	4.00%, 11/23/2020	919
	Everest Acquisition LLC
527	3.50%, 05/24/2018	528
	Pacific Drilling S.A.
448	4.50%, 06/03/2018	453
	Samson Investment Co.
410	5.00%, 09/25/2018	413
	Shelf Drilling International Holdings Ltd.
305	10.00%, 10/08/2018	309
	Templar Energy, LLC
605	8.00%, 11/25/2020	610
	Western Refining, Inc.
535	4.25%, 11/12/2020	540
		3,772
	Pipeline Transportation - 0.2%
	EP Energy LLC
426	4.50%, 04/30/2019	428
	NGPL Pipeco LLC
561	6.75%, 09/15/2017	531
		959
	Plastics and Rubber Products Manufacturing - 0.5%
	Berry Plastics Group, Inc.
491	3.75%, 01/06/2021	490
	Consolidated Container Co.
953	5.00%, 07/03/2019 ╦	963
	Goodyear (The) Tire & Rubber Co.
900	4.75%, 04/30/2019	908
	Tricorbraun, Inc.
366	4.00%, 05/03/2018	366
		2,727
	Primary Metal Manufacturing - 0.2%
	Novelis, Inc.
687	3.75%, 03/10/2017	691
	WireCo WorldGroup, Inc.
563	6.00%, 02/15/2017	566
		1,257
	Professional, Scientific and Technical Services - 0.9%
	Advantage Sales & Marketing, Inc.
1,226	8.25%, 06/17/2018	1,242
	AlixPartners LLP
582	4.00%, 07/10/2020	585
236	9.00%, 07/10/2021	241
	Getty Images, Inc.
535	4.75%, 10/18/2019	502
	Paradigm Ltd., Term Loan B1
642	4.75%, 07/30/2019	643
	Paradigm Ltd., Term Loan B2
480	10.50%, 07/30/2020 ☼	482
	SunGard Data Systems, Inc.
158	4.50%, 01/31/2020	159
	Valleycrest Companies LLC
473	5.50%, 06/13/2019	475
	Visant Corp.
486	5.25%, 12/22/2016	480
		4,809
	Real Estate, Rental and Leasing - 0.4%
	Avis Budget Car Rental LLC
728	3.00%, 03/15/2019	729
	Fly Leasing Ltd.
825	4.50%, 08/09/2019	834
	Realogy Corp., Extended 1st Lien Term Loan B
736	4.50%, 03/05/2020	741
	Realogy Corp., Extended Credit Linked Deposit
48	4.41%, 10/10/2016	48
		2,352
	Retail Trade - 2.3%
	Affinia Group, Inc.
114	4.75%, 04/25/2020	115
	American Builders & Contractors Supply Co.
180	3.50%, 04/16/2020	180
	August LUXUK Holding Co.
113	10.50%, 04/26/2019	116
	August U.S. Holding Co., Inc.
227	5.00%, 04/27/2018	228
37	10.50%, 04/26/2019	38
	BJ's Wholesale Club, Inc.
995	4.50%, 09/26/2019	1,003
	EB Sports Corp.
3,845	11.50%, 12/31/2015 Þ	3,826
	FleetPride, Inc.
792	5.25%, 11/19/2019	782

9

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 24.9% - (continued)
	Retail Trade - 2.3% - (continued)
	J. C. Penney Co., Inc.
$600	6.00%, 05/22/2018	$581
	Michaels Stores, Inc.
521	3.75%, 01/28/2020	523
	Neiman Marcus Group, Inc.
1,012	5.00%, 10/25/2020	1,024
	Party City Holdings, Inc.
543	4.25%, 07/27/2019	546
	Rite Aid Corp.
288	4.00%, 02/21/2020	289
1,020	4.88%, 06/21/2021	1,036
325	5.75%, 08/21/2020	332
	Southwire Co.
145	02/11/2021 ◊☼	145
	Sports (The) Authority, Inc.
819	7.50%, 11/16/2017	817
	Sprouts Farmers Markets Holdings LLC
142	4.00%, 04/23/2020	143
	Supervalu, Inc.
430	5.00%, 03/21/2019	433
		12,157
	Truck Transportation - 0.3%
	Nexeo Solutions LLC
1,052	5.00%, 09/09/2017 ╦	1,047
	Swift Transportation Co., Inc.
637	4.00%, 12/21/2017	644
		1,691
	Utilities - 1.1%
	Calpine Corp.
199	3.00%, 05/03/2020	199
603	4.00%, 10/09/2019	608
	Dynegy Power LLC
211	4.00%, 04/23/2020	212
	Energy Transfer Equity L.P.
450	3.25%, 12/02/2019	450
	La Frontera Generation LLC
434	4.50%, 09/30/2020	439
	LSP Madison Funding LLC
249	5.50%, 06/28/2019	252
	NRG Energy, Inc.
1,712	2.75%, 07/01/2018	1,705
	PowerTeam Services LLC
37	3.69%, 05/06/2020 ☼Б	37
296	4.25%, 05/06/2020	296
	Sandy Creek Energy Associates, L.P.
790	5.00%, 11/09/2020	792
	Star West Generation LLC
536	4.25%, 03/13/2020	539
	Texas Competitive Electric Holdings Co. LLC
500	4.73%, 10/10/2017	348
		5,877
	Total senior floating rate interests
	(cost $132,595)	$133,930

U.S. GOVERNMENT AGENCIES - 11.8%
	FHLMC - 2.6%
$8,944	2.03%, 08/25/2018 ►	$704
3,000	3.00%, 02/15/2043 ☼	2,910
5,959	3.25%, 10/25/2020 ►	102
1,945	3.36%, 08/25/2020 ►	142
4,800	4.00%, 02/15/2040 ☼	5,015
600	4.50%, 03/15/2040 ☼	640
1,100	5.00%, 02/15/2040 ☼	1,196
2,495	5.50%, 10/01/2036 - 12/01/2038 ╦	2,729
1,963	13.72%, 05/15/2037 ►	323
1,316	14.84%, 12/15/2036 ►	240
		14,001
	FNMA - 5.4%
754	2.14%, 11/01/2022 ╦	713
535	2.15%, 10/01/2022 ╦	509
264	2.20%, 12/01/2022 ╦	250
152	2.28%, 11/01/2022 ╦	145
128	2.34%, 11/01/2022 ╦	122
116	2.40%, 10/01/2022 ╦	112
103	2.42%, 11/01/2022 ╦	99
103	2.47%, 11/01/2022 ╦	100
2,030	2.50%, 02/12/2029 ☼	2,036
8,769	3.00%, 02/15/2026 - 02/15/2044 ☼	8,645
1,400	3.50%, 02/15/2026 ☼	1,476
4,857	4.00%, 02/15/2025 - 02/15/2044 ☼	5,106
200	4.02%, 11/01/2028	205
3,200	4.50%, 02/15/2040 ☼	3,433
1,800	5.00%, 03/15/2040 ☼	1,962
2,528	5.50%, 04/01/2038 ╦	2,782
516	6.00%, 09/01/2039 ╦	571
590	10.11%, 06/25/2042 ►	98
1,831	17.30%, 10/25/2036 ►	294
1,922	19.21%, 09/25/2040 ►	291
		28,949
	GNMA - 3.8%
500	3.00%, 03/15/2043 ☼	495
4,767	3.50%, 02/15/2042 - 02/15/2043 ╦☼	4,911
3,173	4.00%, 02/15/2040 - 10/20/2040 ╦☼	3,367
4,629	4.50%, 09/15/2033 - 06/15/2041 ╦☼	5,025
3,200	5.00%, 02/15/2044 ☼	3,510
2,743	6.00%, 03/15/2032 - 08/15/2039 ╦	3,066
		20,374
	Total U.S. government agencies
	(cost $63,085)	$63,324

U.S. GOVERNMENT SECURITIES - 4.8%
U.S. Treasury Securities - 4.8%
	U.S. Treasury Bonds - 1.0%
$4,125	0.63%, 02/15/2043 ◄‡	$3,455
165	2.88%, 05/15/2043 Ө	142
170	3.13%, 02/15/2043 Ө	155
1,835	3.75%, 11/15/2043 Ө	1,878
50	5.38%, 02/15/2031 □	64
		5,694

10

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
U.S. GOVERNMENT SECURITIES - 4.8% - (continued)
U.S. Treasury Securities - 4.8% - (continued)
		U.S. Treasury Notes - 3.8%
	$550	0.38%, 04/15/2015 □	$551
	155	0.38%, 07/15/2023 ◄‡	155
	17,050	0.63%, 01/15/2024 ◄‡	17,159
	1,400	0.88%, 01/31/2018 □Ө	1,384
	80	1.88%, 09/30/2017 □	82
	910	2.13%, 08/15/2021 □	901
			20,232
			25,926
		Total U.S. government securities
		(cost $25,510)	$25,926

Contracts
CALL OPTIONS PURCHASED - 0.1%
Foreign Exchange Contracts - 0.0%
		USD Call/KRW Put
	337	Expiration: 05/19/2014	$1
		USD Call/SGD Put
	13	Expiration: 05/16/2014	2
			3
Interest Rate Contracts - 0.1%
		Interest Rate Swaption USD
	510	Expiration: 01/23/2024, Exercise Rate: 4.30%	59
	1,080	Expiration: 11/27/2023, Exercise Rate: 4.42%	134
	450	Expiration: 01/09/2024, Exercise Rate: 4.49%	58
	550	Expiration: 01/08/2024, Exercise Rate: 4.51%	72
			323
		Total call options purchased
		(cost $281)	$326

PUT OPTIONS PURCHASED - 0.1%
Foreign Exchange Contracts - 0.0%
		EUR Put/USD Call
EUR	50	Expiration: 05/02/2014и	$3

Interest Rate Contracts - 0.1%
		Interest Rate Swaption USD
	18,915	Expiration: 01/20/2015, Exercise Rate: 3.67%	$308
	510	Expiration: 01/23/2024, Exercise Rate: 4.30%	52
	1,080	Expiration: 11/27/2023, Exercise Rate: 4.42%	104
	450	Expiration: 01/09/2024, Exercise Rate: 4.49%	41
	550	Expiration: 01/08/2024, Exercise Rate: 4.51%	50
			555
		Total put options purchased
		(cost $669)	$558

Shares or Principal Amount ╬
COMMON STOCKS - 0.1%
		Energy - 0.1%
	83,644	KCA Deutag ⌂●†	$479

		Total common stocks
		(cost $1,134)	$479

PREFERRED STOCKS - 0.1%
		Diversified Financials - 0.1%
	1	Citigroup Capital XIII	$16
	20	GMAC Capital Trust I ۞	548
			564
		Total preferred stocks
		(cost $530)	$564

		Total long-term investments
		(cost $535,916)	$532,493

SHORT-TERM INVESTMENTS - 6.9%
Repurchase Agreements - 6.9%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $4,968, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
		2014 - 2023, value of $5,067)
	$4,968	0.02%, 1/31/2014	$4,968
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,640,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041
		- 2042, value of $1,672)
	1,640	0.02%, 1/31/2014	1,640
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $4,269, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%,
2014 - 2043, FNMA 2.00% - 3.50%, 2025
- 2028, GNMA 3.50%, 2042 - 2043, U.S.
Treasury Note 2.38%, 2014, value of
		$4,355)
	4,269	0.03%, 1/31/2014	4,269
		Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $4,523, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $4,613)
	4,523	0.02%, 1/31/2014	4,523
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $9,931,
collateralized by U.S. Treasury Bill 0.06%
- 0.10%, 2014, U.S. Treasury Bond 3.00%
- 8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
		$10,130)
	9,931	0.02%, 1/31/2014	9,931
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,320,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021
- 2043, GNMA 3.00% - 6.00%, 2037 -
		2053, value of $1,346)
	1,320	0.03%, 1/31/2014	1,320

11

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 6.9% - (continued)
Repurchase Agreements - 6.9% - (continued)
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $1,104, collateralized by U.S. Treasury Note 2.63%, 2014, value of $1,126)
$1,104	0.02%, 1/31/2014		$1,104
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $9,428, collateralized by FFCB
0.14%, 2015, FHLB 0.55%, 2017,
FHLMC 3.00% - 4.38%, 2015 - 2043,
FNMA 2.50% - 4.50%, 2025 - 2043, value
	of $9,617)
9,428	0.03%, 1/31/2014		9,428
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $86, collateralized by U.S. Treasury Note 2.38%, 2015, value of $88)
86	0.01%, 1/31/2014		86
			37,269
	Total short-term investments
	(cost $37,269)		$37,269

	Total investments
	(cost $573,185) ▲	105.9%	$569,762
	Other assets and liabilities	(5.9)%	(31,760)
	Total net assets	100.0%	$538,002

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $573,359 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,371
Unrealized Depreciation	(15,968)
Net Unrealized Depreciation	$(3,597)

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $479, which represents 0.1% of total net assets.

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $46,276 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts. The Fund has also pledged $6,785 of cash as collateral in connection with over-the-counter swap contracts. In addition, cash of $11,220 was received from broker(s) as collateral in connection with over-the-counter swap contracts. Securities valued at $18,091, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with over-the-counter swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund and are not included in the Statement of Assets and Liabilities.

Ө	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts. Cash of $2,311 was also pledged as initial margin deposit and collateral for daily variation margin loss on open centrally cleared swap contracts at January 31, 2014.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

12

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2014.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2014.

Б	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2014, the aggregate value of the unfunded commitment was $21, which rounds to zero percent of total net assets.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $43,382, which represents 8.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $37,976, which represents 7.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	83,644	KCA Deutag	$1,134

At January 31, 2014, the aggregate value of these securities was $479, which represents 0.1% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date.

Þ	This security may pay interest in additional principal instead of cash.

и	This security has limitations. If the U.S. Dollar per EURO exchange rate is greater than or equal to 1.38 and then less than or equal to 1.24 between trade date and expiration date, the Fund will receive the equivalent of par on the number of contracts traded.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

13

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at January 31, 2014, as listed in the table below:

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
10-Year U.S. Treasury Note Future	174	03/20/2014	$21,745	$21,881	$136	$–	$–	$(2)
2-Year U.S. Treasury Note Future	102	03/31/2014	22,456	22,461	5	–	60	–
5-Year U.S. Treasury Note Future	18	03/31/2014	2,163	2,171	8	–	3	–
Australian 10-Year Bond Future	11	03/17/2014	1,106	1,126	20	–	1	–
Australian 3-Year Bond Future	2	03/17/2014	190	191	1	–	–	–
Canadian Government 10-Year Bond Future	6	03/20/2014	693	708	15	–	2	–
Euro BUXL 30-Year Bond Future	1	03/06/2014	166	173	7	–	2	–
Euro-BTP Future	9	03/06/2014	1,383	1,428	45	–	6	–
Euro-BUND Future	7	03/06/2014	1,344	1,358	14	–	8	(1)
Euro-OAT Future	10	03/06/2014	1,794	1,831	37	–	12	–
Euro-Schatz Future	28	03/06/2014	4,169	4,178	9	–	2	–
Japan 10-Year Bond Future	5	03/11/2014	7,062	7,083	21	–	1	–
Japan 10-Year Mini Bond Future	4	03/10/2014	565	567	2	–	–	–
Long Gilt Future	8	03/27/2014	1,442	1,452	10	–	5	–
U.S. Treasury Long Bond Future	196	03/20/2014	25,559	26,184	625	–	61	–
U.S. Treasury Ultra Long Term Bond Future	44	03/20/2014	6,258	6,328	70	–	13	–
Total			$98,095	$99,120	$1,025	$–	$176	$(3)
Short position contracts:
Euro-BOBL Future	2	03/06/2014	$340	$342	$–	$(2)	$–	$(1)

Total futures contracts			$97,755	$98,778	$1,025	$(2)	$176	$(4)

* The number of contracts does not omit 000's.

Θ	At January 31, 2014, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at January 31, 2014

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
USD Call/KRW Put (JPM)	Foreign Exchange	1225.00 KRW	05/19/2014	337,000	$1	$8	$7

* The number of contracts does not omit 000's.  Number of contracts shown in  U.S. dollars unless otherwise noted.

14

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/28/2014	CBK	$20	$20	$–	$–
AUD	Buy	02/28/2014	MSC	19	19	–	–
AUD	Buy	02/28/2014	NAB	1,091	1,076	–	(15)
AUD	Sell	02/28/2014	BOA	19	19	–	–
AUD	Sell	02/28/2014	CBA	19	19	–	–
AUD	Sell	02/28/2014	GSC	33	33	–	–
AUD	Sell	02/28/2014	JPM	27	26	1	–
AUD	Sell	02/28/2014	JPM	39	39	–	–
AUD	Sell	02/28/2014	UBS	13	13	–	–
AUD	Sell	02/28/2014	UBS	20	20	–	–
BRL	Buy	02/04/2014	MSC	40	40	–	–
BRL	Buy	03/06/2014	MSC	40	40	–	–
BRL	Buy	02/04/2014	SCB	28	28	–	–
BRL	Buy	02/04/2014	UBS	13	13	–	–
BRL	Sell	02/04/2014	MSC	41	41	–	–
BRL	Sell	02/04/2014	SCB	27	27	–	–
BRL	Sell	02/04/2014	UBS	13	13	–	–
CAD	Buy	02/28/2014	HSBC	5	5	–	–
CAD	Buy	02/28/2014	RBC	1,382	1,350	–	(32)
CAD	Sell	02/28/2014	CBK	40	40	–	–
CAD	Sell	02/28/2014	RBC	271	269	2	–
CHF	Buy	02/28/2014	BOA	39	39	–	–
CHF	Buy	02/28/2014	CBK	83	83	–	–
CHF	Sell	02/28/2014	BOA	223	224	–	(1)
CLP	Sell	02/28/2014	SCB	70	66	4	–
CLP	Sell	02/28/2014	UBS	14	13	1	–
CZK	Sell	02/28/2014	JPM	9	9	–	–
DKK	Buy	02/28/2014	BOA	60	59	–	(1)
EUR	Buy	02/28/2014	CBA	161	159	–	(2)
EUR	Buy	02/28/2014	CBK	75	74	–	(1)
EUR	Buy	02/28/2014	JPM	219	216	–	(3)
EUR	Buy	02/28/2014	MSC	35	34	–	(1)
EUR	Buy	02/28/2014	SSG	11,388	11,255	–	(133)
EUR	Buy	02/28/2014	WEST	143	142	–	(1)
EUR	Sell	02/28/2014	CBK	54	54	–	–
EUR	Sell	02/28/2014	CSFB	101	101	–	–
EUR	Sell	02/28/2014	JPM	55	54	1	–
EUR	Sell	03/19/2014	MSC	1,837	1,798	39	–
EUR	Sell	02/28/2014	SCB	96	95	1	–
EUR	Sell	02/28/2014	SSG	716	708	8	–
EUR	Sell	02/28/2014	UBS	130	128	2	–
GBP	Buy	02/28/2014	BOA	16	16	–	–
GBP	Buy	02/28/2014	CBK	1,810	1,808	–	(2)
GBP	Buy	02/28/2014	DEUT	192	192	–	–
GBP	Buy	02/28/2014	GSC	41	41	–	–
GBP	Buy	02/28/2014	JPM	41	41	–	–
GBP	Buy	02/28/2014	JPM	136	135	–	(1)
GBP	Buy	02/28/2014	TDS	224	224	–	–
GBP	Buy	02/28/2014	WEST	179	179	–	–
GBP	Sell	02/28/2014	BCLY	23	23	–	–
GBP	Sell	02/28/2014	CBK	798	797	1	–
GBP	Sell	02/28/2014	DEUT	58	58	–	–
GBP	Sell	02/28/2014	DEUT	255	255	–	–
GBP	Sell	02/28/2014	HSBC	23	23	–	–
GBP	Sell	02/03/2014	JPM	136	135	1	–
GBP	Sell	02/28/2014	JPM	82	82	–	–
GBP	Sell	02/28/2014	MSC	66	66	–	–
GBP	Sell	02/05/2014	WEST	179	179	–	–
JPY	Buy	02/28/2014	BOA	81	82	1	–

15

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Buy	02/28/2014	JPM	$54	$55	$1	$–
JPY	Buy	02/28/2014	MSC	54	54	–	–
JPY	Buy	02/28/2014	NAB	12,528	12,847	319	–
JPY	Sell	03/19/2014	CBA	16,777	17,208	–	(431)
JPY	Sell	02/28/2014	CBK	34	34	–	–
JPY	Sell	02/28/2014	DEUT	52	52	–	–
JPY	Sell	02/28/2014	DEUT	34	34	–	–
JPY	Sell	02/28/2014	JPM	83	83	–	–
JPY	Sell	02/28/2014	MSC	34	34	–	–
JPY	Sell	02/28/2014	SCB	86	88	–	(2)
KRW	Sell	02/28/2014	MSC	27	27	–	–
MXN	Buy	02/28/2014	MSC	51	50	–	(1)
MXN	Buy	02/28/2014	UBS	27	27	–	–
MXN	Buy	02/28/2014	WEST	120	120	–	–
MXN	Sell	02/28/2014	BNP	7	7	–	–
MXN	Sell	02/28/2014	CBK	27	26	1	–
MXN	Sell	02/28/2014	HSBC	7	7	–	–
MXN	Sell	02/28/2014	MSC	67	66	1	–
MXN	Sell	02/06/2014	WEST	121	121	–	–
MYR	Sell	02/28/2014	WEST	150	146	4	–
NOK	Buy	02/28/2014	DEUT	94	92	–	(2)
NOK	Sell	02/28/2014	DEUT	79	77	2	–
NZD	Buy	02/28/2014	CBA	21	20	–	(1)
NZD	Buy	02/28/2014	CBK	28	27	–	(1)
NZD	Buy	02/28/2014	CSFB	21	20	–	(1)
NZD	Buy	02/28/2014	DEUT	16	15	–	(1)
NZD	Buy	02/28/2014	GSC	14	13	–	(1)
NZD	Buy	02/28/2014	JPM	69	67	–	(2)
NZD	Buy	02/28/2014	UBS	14	13	–	(1)
NZD	Sell	02/28/2014	GSC	21	20	1	–
NZD	Sell	02/28/2014	JPM	70	68	2	–
NZD	Sell	02/28/2014	MSC	21	20	1	–
PLN	Sell	02/28/2014	JPM	50	49	1	–
SEK	Sell	02/28/2014	CBK	20	20	–	–
SEK	Sell	02/28/2014	GSC	20	20	–	–
SEK	Sell	02/28/2014	JPM	46	45	1	–
SEK	Sell	02/28/2014	JPM	152	153	–	(1)
SGD	Sell	02/28/2014	JPM	188	187	1	–
ZAR	Buy	02/28/2014	RBS	68	66	–	(2)
						$397	$(640)

16

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Paid (Received)	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
CDX.NA.IG.20	CME		$71,580	(1.00)%	12/20/18	$(983)	$(967)	$16	$–	$–	$(11)
ITRX.EUR.20	ICE	EUR	1,930	(1.00)%	12/20/18	(19)	(22)	–	(3)	1	–
ITRX.XOV.20	ICE	EUR	13,220	(5.00)%	12/20/18	(1,602)	(1,411)	191	–	55	–
Total						$(2,604)	$(2,400)	$207	$(3)	$56	$(11)
Sell protection:
CDX.NA.HY.21	CME		$55,430	5.00%	12/20/18	$3,294	$3,605	$311	$–	$16	$–
CDX.NA.IG.21	CME		13,350	1.00%	12/20/23	(273)	(190)	83	–	–	–
Total						$3,021	$3,415	$394	$–	$16	$–
Total traded indices						$417	$1,015	$601	$(3)	$72	$(11)

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014

		Notional	(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY	$601	(0.32)%	07/25/45	$287	$–	$155	$–	$(132)
ABX.HE.AA.06	JPM	1,930	(0.32)%	07/25/45	507	–	500	–	(7)
ABX.HE.AAA.06	BCLY	1,639	(0.18)%	07/25/45	175	–	64	–	(111)
ABX.HE.AAA.06	DEUT	824	(0.11)%	05/25/46	197	–	213	16	–
ABX.HE.AAA.06	GSC	4,914	(0.18)%	07/25/45	441	–	191	–	(250)
ABX.HE.AAA.06	JPM	325	(0.18)%	07/25/45	14	–	13	–	(1)
ABX.HE.AAA.06	JPM	5,147	(0.18)%	07/25/45	117	–	200	83	–
ABX.HE.AAA.06	MSC	1,216	(0.18)%	07/25/45	26	–	47	21	–
ABX.HE.AAA.06	MSC	2,109	(0.18)%	07/25/45	220	–	82	–	(138)
ABX.HE.PENAAA.06	BOA	9	(0.11)%	05/25/46	2	–	2	–	–
ABX.HE.PENAAA.06	CSI	1,490	(0.11)%	05/25/46	449	–	282	–	(167)
ABX.HE.PENAAA.06	JPM	531	(0.11)%	05/25/46	103	–	101	–	(2)
ABX.HE.PENAAA.07	BCLY	1,063	(0.09)%	08/25/37	460	–	334	–	(126)
CMBX.NA.A.1	BOA	1,015	(0.35)%	10/12/52	324	–	372	48	–
CMBX.NA.A.1	DEUT	550	(0.35)%	10/12/52	254	–	201	–	(53)
CMBX.NA.A.1	GSC	400	(0.35)%	10/12/52	182	–	147	–	(35)
CMBX.NA.A.1	JPM	410	(0.35)%	10/12/52	155	–	150	–	(5)
CMBX.NA.A.1	MSC	1,470	(0.35)%	10/12/52	608	–	538	–	(70)
CMBX.NA.AA.1	CSI	845	(0.25)%	10/12/52	193	–	163	–	(30)
CMBX.NA.AA.1	DEUT	1,400	(0.25)%	10/12/52	296	–	271	–	(25)
CMBX.NA.AA.1	JPM	520	(0.25)%	10/12/52	99	–	100	1	–
CMBX.NA.AA.1	JPM	2,835	(0.25)%	10/12/52	560	–	548	–	(12)
CMBX.NA.AA.1	UBS	3,190	(0.25)%	10/12/52	689	–	616	–	(73)
CMBX.NA.AA.2	BOA	1,615	(0.15)%	03/15/49	613	–	501	–	(112)
CMBX.NA.AA.2	CSI	1,615	(0.15)%	03/15/49	532	–	501	–	(31)
CMBX.NA.AA.2	GSC	485	(0.15)%	03/15/49	169	–	151	–	(18)
CMBX.NA.AA.2	JPM	1,877	(0.15)%	03/15/49	696	–	583	–	(113)
CMBX.NA.AA.2	MSC	1,222	(0.15)%	03/15/49	463	–	379	–	(84)
CMBX.NA.AJ.1	DEUT	30	(0.84)%	10/12/52	2	–	1	–	(1)
CMBX.NA.AJ.1	JPM	890	(0.84)%	10/12/52	60	–	38	–	(22)

17

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014 - (continued)

		Notional	(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AJ.1	MSC	$535	(0.84)%	10/12/52	$37	$–	$22	$–	$(15)
CMBX.NA.AJ.4	JPM	144	(0.96)%	02/17/51	36	–	34	–	(2)
CMBX.NA.AJ.4	MSC	1,210	(0.96)%	02/17/51	450	–	284	–	(166)
CMBX.NA.AM.2	CSI	1,665	(0.50)%	03/15/49	102	–	46	–	(56)
CMBX.NA.AM.2	DEUT	575	(0.50)%	03/15/49	33	–	16	–	(17)
CMBX.NA.AM.2	JPM	620	(0.50)%	03/15/49	21	–	17	–	(4)
CMBX.NA.AM.2	MSC	2,945	(0.50)%	03/15/49	145	–	81	–	(64)
CMBX.NA.AM.4	BOA	200	(0.50)%	02/17/51	24	–	14	–	(10)
CMBX.NA.AM.4	CSI	130	(0.50)%	02/17/51	15	–	9	–	(6)
CMBX.NA.AM.4	GSC	115	(0.50)%	02/17/51	14	–	8	–	(6)
CMBX.NA.AM.4	JPM	95	(0.50)%	02/17/51	8	–	7	–	(1)
CMBX.NA.AM.4	MSC	995	(0.50)%	02/17/51	146	–	70	–	(76)
Total					$9,924	$–	$8,052	$169	$(2,041)
Sell protection:
CDX.EM.20	DEUT	$19,000	5.00%	12/20/18	$2,029	$–	$1,314	$–	$(715)
CDX.EM.20	GSC	111,780	5.00%	12/20/18	12,284	–	7,729	–	(4,555)
CMBX.NA.AAA.6	CSI	8,799	0.50%	05/11/63	–	(207)	(246)	–	(39)
CMBX.NA.AAA.6	DEUT	4,265	0.50%	05/11/63	–	(104)	(119)	–	(15)
CMBX.NA.AAA.6	DEUT	36,800	0.50%	05/11/63	–	(1,857)	(1,028)	829	–
CMBX.NA.AAA.6	JPM	7,325	0.50%	05/11/63	–	(244)	(204)	40	–
CMBX.NA.AAA.6	UBS	3,305	0.50%	05/11/63	–	(88)	(92)	–	(4)
CMBX.NA.AAA.6	UBS	9,825	0.50%	05/11/63	–	(385)	(274)	111	–
CMBX.NA.BB.6	BOA	1,665	5.00%	05/11/63	–	(16)	(43)	–	(27)
CMBX.NA.BB.6	MSC	3,355	5.00%	05/11/63	–	(215)	(86)	129	–
CMBX.NA.BB.7	CSI	460	5.00%	01/17/47	–	(30)	(30)	–	–
CMBX.NA.BB.7	GSC	1,135	5.00%	01/17/47	–	(70)	(73)	–	(3)
CMBX.NA.BBB-.6	CSI	1,295	3.00%	05/11/63	2	–	(36)	–	(38)
CMBX.NA.BBB-.6	CSI	917	3.00%	05/11/63	–	(68)	(25)	43	–
CMBX.NA.BBB-.7	CSI	920	3.00%	01/17/47	–	(56)	(56)	–	–
CMBX.NA.BBB-.7	CSI	920	3.00%	01/17/47	–	(62)	(56)	6	–
PrimeX.ARM.1	JPM	36	4.42%	06/25/36	4	–	4	–	–
PrimeX.ARM.1	MSC	300	4.42%	06/25/36	9	–	31	22	–
PrimeX.ARM.2	JPM	314	4.58%	12/25/37	9	–	9	–	–
PrimeX.ARM.2	MSC	1,141	4.58%	06/25/36	–	(84)	34	118	–
PrimeX.ARM.2	MSC	1,497	4.58%	12/25/37	50	–	44	–	(6)
PrimeX.FRM.1	JPM	259	4.42%	07/25/36	26	–	26	–	–
PrimeX.FRM.1	JPM	31	4.42%	07/25/36	3	–	3	–	–
Total					$14,416	$(3,486)	$6,826	$1,298	$(5,402)
Total traded indices					$24,340	$(3,486)	$14,878	$1,467	$(7,443)
Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	CSI	$5,180	1.00% / 0.73%	12/20/17	$–	$(111)	$54	$165	$–
Bank of America Corp.	GSC	9,200	1.00% / 0.69%	09/20/17	–	(639)	102	741	–
Citigroup, Inc.	GSC	4,450	1.00% / 0.72%	12/20/17	–	(81)	47	128	–
Citigroup, Inc.	GSC	9,850	1.00% / 0.69%	09/20/17	–	(642)	110	752	–
Goldman Sachs Group, Inc.	CSI	2,665	1.00% / 0.84%	12/20/17	–	(81)	17	98	–
Goldman Sachs Group, Inc.	UBS	4,600	1.00% / 0.80%	09/20/17	–	(339)	34	373	–
Morgan Stanley	BCLY	4,600	1.00% / 0.81%	09/20/17	–	(515)	32	547	–
Morgan Stanley	GSC	2,810	1.00% / 0.85%	12/20/17	–	(143)	16	159	–
Total					$–	$(2,551)	$412	$2,963	$–
					$24,340	$(6,037)	$15,290	$4,430	$(7,443)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

18

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2014

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount (b)		Date	Paid (Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	2.59% Fixed	6M GBP LIBOR	GBP	930	03/16/18	$–	$(3)	$–	$(3)	$–	$(1)
LCH	2.71% Fixed	6M GBP LIBOR	GBP	435	03/16/18	–	(3)	–	(3)	–	–
						$–	$(6)	$–	$(6)	$–	$(1)

(a)	The FCM to the contracts is GSC.

(b)	Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Interest Rate Swap Contracts Outstanding at January 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount (a)		Date	Paid	Received	Value ╪	Asset	Liability
CSI	0.82% Fixed	6M JPY LIBOR	JPY	16,740	02/18/23	$–	$–	$(2)	$–	$(2)
DEUT	0.82% Fixed	6M JPY LIBOR	JPY	16,735	02/18/23	–	–	(2)	–	(2)
DEUT	MXIBTIIE	8.41% Fixed	MXN	220	12/13/23	–	–	–	–	–
JPM	0.18% Fixed	6M CHF LIBOR	CHF	480	03/19/16	–	–	(1)	–	(1)
JPM	0.91% Fixed	6M GBP LIBOR	GBP	200	09/17/15	–	–	–	–	–
MSC	MXIBTIIE	8.40% Fixed	MXN	505	12/13/23	–	–	–	–	–
						$–	$–	$(5)	$–	$(5)

(a)	Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Spreadlock Swap Contracts Outstanding at January 31, 2014

		Notional	Determination	Upfront Premiums	Upfront Premiums		Unrealized Appreciation/(Depreciation)
Counterparty	Strike	Amount	Date	Paid	Received	Market Value ╪	Asset	Liability
JPM†	75.0 BPS Fixed*	$16,000	03/26/14	$–	$–	$19	$19	$–
JPM†	78.0 BPS Fixed*	26,500	07/07/14	–	–	22	22	–
				$–	$–	$41	$41	$–

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2014, the aggregate market value of these securities was $41, which rounds to zero percent of total net assets.

*	This is a spreadlock swap between the 10-Year constant maturity swap curve ("CMS") and the yield to maturity on a 30-Year FNMA. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is greater than the strike, the Fund will receive money from the counterparty based on this differential on the determination date. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is less than the strike, the Fund will pay the counterparty on the determination date.

19

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Securities Sold Short Outstanding at January 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 3.50%	$1,000	02/15/2041	$1,012	$(19)
FHLMC, 4.50%	1,400	02/15/2040	1,498	–
FHLMC, 5.50%	1,700	02/15/2040	1,862	(4)
FNMA, 3.50%	868	02/15/2041	881	–
FNMA, 5.00%	200	02/15/2044	218	–
GNMA, 3.00%	700	02/15/2042	694	(10)
GNMA, 3.50%	1,500	02/15/2041	1,543	(29)
GNMA, 4.00%	2,150	02/15/2040	2,279	(13)
GNMA, 4.50%	700	02/15/2040	760	(9)
			$10,747	$(84)

At January 31, 2014, the aggregate market value of these securities represents 2.0% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

20

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Municipal Bond Abbreviations:
FA	Finance Authority
Rev	Revenue

Other Abbreviations:
BPS	Basis Points
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate

Credit Exposure

as of January 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa / AAA	15.3%
Aa / AA	11.5
A	0.7
Baa / BBB	19.0
Ba / BB	18.1
B	17.2
Caa / CCC or Lower	14.5
Not Rated	2.3
Non-Debt Securities and Other Short-Term Instruments	7.3
Other Assets and Liabilities	(5.9)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

21

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$97,995	$–	$75,144	$22,851
Call Options Purchased	326	–	326	–
Common Stocks ‡	479	–	–	479
Corporate Bonds	56,991	–	56,991	–
Foreign Government Obligations	148,735	–	148,735	–
Municipal Bonds	3,665	–	3,665	–
Preferred Stocks	564	564	–	–
Put Options Purchased	558	–	558	–
Senior Floating Rate Interests	133,930	–	133,930	–
U.S. Government Agencies	63,324	–	63,324	–
U.S. Government Securities	25,926	22,492	3,434	–
Short-Term Investments	37,269	–	37,269	–
Total	$569,762	$23,056	$523,376	$23,330
Credit Default Swaps *	5,031	–	5,031	–
Foreign Currency Contracts *	397	–	397	–
Futures *	1,025	1,025	–	–
Interest Rate Swaps *	–	–	–	–
Spreadlock Swaps *	41	–	–	41
Total	$6,494	$1,025	$5,428	$41
Liabilities:
Securities Sold Short	$10,747	$–	$10,747	$–
Written Options	1	–	1	–
Total	$10,748	$–	$10,748	$–
Credit Default Swaps *	7,446	–	7,446	–
Foreign Currency Contracts *	640	–	640	–
Futures *	2	2	–	–
Interest Rate Swaps *	11	–	11	–
Total	$8,099	$2	$8,097	$–

♦	For the three-month period ended January 31, 2014, investments valued at $557 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.
22

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$23,507	$302	$183	†	$390	$857	$(2,047)	$—	$(341)	$22,851
Common Stocks	580	—	(101	)‡	—	—	—	—	—	479
U.S. Government Agencies	204	—	—		—	—	—	—	(204)	—
Total	$24,291	$302	$82		$390	$857	$(2,047)	$—	$(545)	$23,330
Swaps§	$—	$—	$41	**	$—	$—	$—	$—	$—	$41
Total	$—	$—	$41		$—	$—	$—	$—	$—	$41

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $391.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(101).
§	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
**	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $41.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

23

The Hartford Target Retirement 2010 Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
Alternative Strategy Funds - 21.9%
495	The Hartford Alternative Strategies Fund, Class Y	$4,918
329	The Hartford Global Real Asset Fund, Class Y	3,269
		8,187
	Total alternative strategy funds
	(cost $8,497)	$8,187

Domestic Equity Funds - 18.9%
40	The Hartford Capital Appreciation Fund, Class Y	$1,967
155	The Hartford Dividend and Growth Fund, Class Y	3,808
39	The Hartford MidCap Value Fund, Class Y	639
24	The Hartford Small Company Fund, Class Y	640
		7,054
	Total domestic equity funds
	(cost $5,621)	$7,054

International/Global Equity Funds - 15.7%
170	The Hartford Emerging Markets Research Fund, Class Y	$1,426
193	The Hartford International Opportunities Fund, Class Y	3,318
64	The Hartford International Small Company Fund, Class Y	1,138
		5,882
	Total international/global equity funds
	(cost $5,017)	$5,882

Taxable Fixed Income Funds - 43.4%
457	The Hartford Inflation Plus Fund, Class Y	$4,989
38	The Hartford Short Duration Fund, Class Y	379
162	The Hartford Strategic Income Fund, Class Y	1,474
352	The Hartford Total Return Bond Fund, Class Y	3,769
528	The Hartford World Bond Fund, Class Y	5,623
		16,234
	Total taxable fixed income funds
	(cost $16,948)	$16,234

	Total investments in affiliated investment companies
	(cost $36,083)	$37,357

	Total long-term investments
	(cost $36,083)	$37,357

Total investments
(cost $36,083) ▲	99.9%	$37,357
Other assets and liabilities	0.1%	56
Total net assets	100.0%	$37,413

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

1

The Hartford Target Retirement 2010 Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $36,140 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,349
Unrealized Depreciation	(1,132)
Net Unrealized Appreciation	$1,217

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$37,357	$37,357	$–	$–
Total	$37,357	$37,357	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments
as of January 31, 2014
Fund Name	Percentage of Net Assets
The Hartford Alternative Strategies Fund, Class Y	13.2%
The Hartford Capital Appreciation Fund, Class Y	5.3
The Hartford Dividend and Growth Fund, Class Y	10.2
The Hartford Emerging Markets Research Fund, Class Y	3.8
The Hartford Global Real Asset Fund, Class Y	8.7
The Hartford Inflation Plus Fund, Class Y	13.3
The Hartford International Opportunities Fund, Class Y	8.9
The Hartford International Small Company Fund, Class Y	3.0
The Hartford MidCap Value Fund, Class Y	1.7
The Hartford Short Duration Fund, Class Y	1.0
The Hartford Small Company Fund, Class Y	1.7
The Hartford Strategic Income Fund, Class Y	4.0
The Hartford Total Return Bond Fund, Class Y	10.1
The Hartford World Bond Fund, Class Y	15.0
Other Assets and Liabilities	0.1
Total	100.0%

2

The Hartford Target Retirement 2015 Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
Alternative Strategy Funds - 20.7%
691	The Hartford Alternative Strategies Fund, Class Y	$6,864
401	The Hartford Global Real Asset Fund, Class Y	3,981
		10,845
	Total alternative strategy funds
	(cost $11,138)	$10,845

Domestic Equity Funds - 23.0%
69	The Hartford Capital Appreciation Fund, Class Y	$3,382
262	The Hartford Dividend and Growth Fund, Class Y	6,430
68	The Hartford MidCap Value Fund, Class Y	1,103
41	The Hartford Small Company Fund, Class Y	1,099
		12,014
	Total domestic equity funds
	(cost $9,668)	$12,014

International/Global Equity Funds - 19.1%
291	The Hartford Emerging Markets Research Fund, Class Y	$2,435
327	The Hartford International Opportunities Fund, Class Y	5,620
108	The Hartford International Small Company Fund, Class Y	1,928
		9,983
	Total international/global equity funds
	(cost $8,551)	$9,983

Taxable Fixed Income Funds - 37.1%
539	The Hartford Inflation Plus Fund, Class Y	$5,884
274	The Hartford Strategic Income Fund, Class Y	2,490
416	The Hartford Total Return Bond Fund, Class Y	4,451
620	The Hartford World Bond Fund, Class Y	6,606
		19,431
	Total taxable fixed income funds
	(cost $20,211)	$19,431

	Total investments in affiliated investment companies
	(cost $49,568)	$52,273

	Total long-term investments
	(cost $49,568)	$52,273

Total investments
(cost $49,568) ▲	99.9%	$52,273
Other assets and liabilities	0.1%	48
Total net assets	100.0%	$52,321

1

The Hartford Target Retirement 2015 Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $49,661 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,827
Unrealized Depreciation	(1,215)
Net Unrealized Appreciation	$2,612

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$52,273	$52,273	$–	$–
Total	$52,273	$52,273	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments
as of January 31, 2014
Fund Name	Percentage of Net Assets
The Hartford Alternative Strategies Fund, Class Y	13.1%
The Hartford Capital Appreciation Fund, Class Y	6.5
The Hartford Dividend and Growth Fund, Class Y	12.3
The Hartford Emerging Markets Research Fund, Class Y	4.7
The Hartford Global Real Asset Fund, Class Y	7.6
The Hartford Inflation Plus Fund, Class Y	11.2
The Hartford International Opportunities Fund, Class Y	10.7
The Hartford International Small Company Fund, Class Y	3.7
The Hartford MidCap Value Fund, Class Y	2.1
The Hartford Small Company Fund, Class Y	2.1
The Hartford Strategic Income Fund, Class Y	4.8
The Hartford Total Return Bond Fund, Class Y	8.5
The Hartford World Bond Fund, Class Y	12.6
Other Assets and Liabilities	0.1
Total	100.0%

2

The Hartford Target Retirement 2020 Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
Alternative Strategy Funds - 19.4%
2,100	The Hartford Alternative Strategies Fund, Class Y	$20,855
981	The Hartford Global Real Asset Fund, Class Y	9,740
		30,595
	Total alternative strategy funds
	(cost $31,158)	$30,595

Domestic Equity Funds - 27.3%
243	The Hartford Capital Appreciation Fund, Class Y	$11,919
944	The Hartford Dividend and Growth Fund, Class Y	23,183
240	The Hartford MidCap Value Fund, Class Y	3,908
148	The Hartford Small Company Fund, Class Y	3,914
		42,924
	Total domestic equity funds
	(cost $33,769)	$42,924

International/Global Equity Funds - 22.8%
1,045	The Hartford Emerging Markets Research Fund, Class Y	$8,750
1,175	The Hartford International Opportunities Fund, Class Y	20,203
390	The Hartford International Small Company Fund, Class Y	6,967
		35,920
	Total international/global equity funds
	(cost $30,443)	$35,920

Taxable Fixed Income Funds - 30.5%
1,247	The Hartford Inflation Plus Fund, Class Y	$13,622
992	The Hartford Strategic Income Fund, Class Y	9,024
945	The Hartford Total Return Bond Fund, Class Y	10,114
1,433	The Hartford World Bond Fund, Class Y	15,264
		48,024
	Total taxable fixed income funds
	(cost $49,774)	$48,024

	Total investments in affiliated investment companies
	(cost $145,144)	$157,463

	Total long-term investments
	(cost $145,144)	$157,463

Total investments
(cost $145,144) ▲	100.0%	$157,463
Other assets and liabilities	—%	72
Total net assets	100.0%	$157,535

1

The Hartford Target Retirement 2020 Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $145,439 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,728
Unrealized Depreciation	(2,704)
Net Unrealized Appreciation	$12,024

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$157,463	$157,463	$–	$–
Total	$157,463	$157,463	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments
as of January 31, 2014
Fund Name	Percentage of Net Assets
The Hartford Alternative Strategies Fund, Class Y	13.2%
The Hartford Capital Appreciation Fund, Class Y	7.6
The Hartford Dividend and Growth Fund, Class Y	14.7
The Hartford Emerging Markets Research Fund, Class Y	5.6
The Hartford Global Real Asset Fund, Class Y	6.2
The Hartford Inflation Plus Fund, Class Y	8.7
The Hartford International Opportunities Fund, Class Y	12.8
The Hartford International Small Company Fund, Class Y	4.4
The Hartford MidCap Value Fund, Class Y	2.5
The Hartford Small Company Fund, Class Y	2.5
The Hartford Strategic Income Fund, Class Y	5.7
The Hartford Total Return Bond Fund, Class Y	6.4
The Hartford World Bond Fund, Class Y	9.7
Other Assets and Liabilities	0.0
Total	100.0%

2

The Hartford Target Retirement 2025 Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
Alternative Strategy Funds - 18.0%
1,100	The Hartford Alternative Strategies Fund, Class Y	$10,920
397	The Hartford Global Real Asset Fund, Class Y	3,946
		14,866
	Total alternative strategy funds
	(cost $15,477)	$14,866

Domestic Equity Funds - 31.9%
150	The Hartford Capital Appreciation Fund, Class Y	$7,371
580	The Hartford Dividend and Growth Fund, Class Y	14,244
145	The Hartford MidCap Value Fund, Class Y	2,366
89	The Hartford Small Company Fund, Class Y	2,370
		26,351
	Total domestic equity funds
	(cost $20,949)	$26,351

International/Global Equity Funds - 26.3%
636	The Hartford Emerging Markets Research Fund, Class Y	$5,321
712	The Hartford International Opportunities Fund, Class Y	12,246
236	The Hartford International Small Company Fund, Class Y	4,223
		21,790
	Total international/global equity funds
	(cost $18,527)	$21,790

Taxable Fixed Income Funds - 23.7%
454	The Hartford Inflation Plus Fund, Class Y	$4,958
600	The Hartford Strategic Income Fund, Class Y	5,463
341	The Hartford Total Return Bond Fund, Class Y	3,649
516	The Hartford World Bond Fund, Class Y	5,497
		19,567
	Total taxable fixed income funds
	(cost $20,254)	$19,567

	Total investments in affiliated investment companies
	(cost $75,207)	$82,574

	Total long-term investments
	(cost $75,207)	$82,574

Total investments
(cost $75,207) ▲	99.9%	$82,574
Other assets and liabilities	0.1%	43
Total net assets	100.0%	$82,617

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

1

The Hartford Target Retirement 2025 Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $75,290 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,681
Unrealized Depreciation	(1,397)
Net Unrealized Appreciation	$7,284

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$82,574	$82,574	$–	$–
Total	$82,574	$82,574	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments
as of January 31, 2014
Fund Name	Percentage of Net Assets
The Hartford Alternative Strategies Fund, Class Y	13.2%
The Hartford Capital Appreciation Fund, Class Y	8.9
The Hartford Dividend and Growth Fund, Class Y	17.2
The Hartford Emerging Markets Research Fund, Class Y	6.4
The Hartford Global Real Asset Fund, Class Y	4.8
The Hartford Inflation Plus Fund, Class Y	6.0
The Hartford International Opportunities Fund, Class Y	14.8
The Hartford International Small Company Fund, Class Y	5.1
The Hartford MidCap Value Fund, Class Y	2.9
The Hartford Small Company Fund, Class Y	2.9
The Hartford Strategic Income Fund, Class Y	6.6
The Hartford Total Return Bond Fund, Class Y	4.4
The Hartford World Bond Fund, Class Y	6.7
Other Assets and Liabilities	0.1
Total	100.0%

2

The Hartford Target Retirement 2030 Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
Alternative Strategy Funds - 16.6%
2,515	The Hartford Alternative Strategies Fund, Class Y	$24,974
650	The Hartford Global Real Asset Fund, Class Y	6,456
		31,430
	Total alternative strategy funds
	(cost $32,070)	$31,430

Domestic Equity Funds - 36.2%
387	The Hartford Capital Appreciation Fund, Class Y	$19,029
1,507	The Hartford Dividend and Growth Fund, Class Y	37,019
381	The Hartford MidCap Value Fund, Class Y	6,211
235	The Hartford Small Company Fund, Class Y	6,221
		68,480
	Total domestic equity funds
	(cost $53,541)	$68,480

International/Global Equity Funds - 30.4%
1,698	The Hartford Emerging Markets Research Fund, Class Y	$14,210
1,879	The Hartford International Opportunities Fund, Class Y	32,292
621	The Hartford International Small Company Fund, Class Y	11,095
		57,597
	Total international/global equity funds
	(cost $48,384)	$57,597

Taxable Fixed Income Funds - 16.8%
587	The Hartford Inflation Plus Fund, Class Y	$6,412
1,544	The Hartford Strategic Income Fund, Class Y	14,048
427	The Hartford Total Return Bond Fund, Class Y	4,566
643	The Hartford World Bond Fund, Class Y	6,849
		31,875
	Total taxable fixed income funds
	(cost $32,863)	$31,875

	Total investments in affiliated investment companies
	(cost $166,858)	$189,382

	Total long-term investments
	(cost $166,858)	$189,382

Total investments
(cost $166,858) ▲	100.0%	$189,382
Other assets and liabilities	—%	22
Total net assets	100.0%	$189,404

1

The Hartford Target Retirement 2030 Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $167,066 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,168
Unrealized Depreciation	(1,852)
Net Unrealized Appreciation	$22,316

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$189,382	$189,382	$–	$–
Total	$189,382	$189,382	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments
as of January 31, 2014
Fund Name	Percentage of Net Assets
The Hartford Alternative Strategies Fund, Class Y	13.2%
The Hartford Capital Appreciation Fund, Class Y	10.1
The Hartford Dividend and Growth Fund, Class Y	19.5
The Hartford Emerging Markets Research Fund, Class Y	7.5
The Hartford Global Real Asset Fund, Class Y	3.4
The Hartford Inflation Plus Fund, Class Y	3.4
The Hartford International Opportunities Fund, Class Y	17.0
The Hartford International Small Company Fund, Class Y	5.9
The Hartford MidCap Value Fund, Class Y	3.3
The Hartford Small Company Fund, Class Y	3.3
The Hartford Strategic Income Fund, Class Y	7.4
The Hartford Total Return Bond Fund, Class Y	2.4
The Hartford World Bond Fund, Class Y	3.6
Other Assets and Liabilities	0.0
Total	100.0%

2

The Hartford Target Retirement 2035 Fund

Schedule of Investments

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
Alternative Strategy Funds - 15.1%
831	The Hartford Alternative Strategies Fund, Class Y		$8,257
129	The Hartford Global Real Asset Fund, Class Y		1,283
			9,540
	Total alternative strategy funds
	(cost $9,863)		$9,540

Domestic Equity Funds - 40.7%

147	The Hartford Capital Appreciation Fund, Class Y		$7,207
563	The Hartford Dividend and Growth Fund, Class Y		13,824
144	The Hartford MidCap Value Fund, Class Y		2,353
89	The Hartford Small Company Fund, Class Y		2,348
			25,732
	Total domestic equity funds
	(cost $20,696)		$25,732

International/Global Equity Funds - 34.0%
627	The Hartford Emerging Markets Research Fund, Class Y		$5,250
701	The Hartford International Opportunities Fund, Class Y		12,055
234	The Hartford International Small Company Fund, Class Y		4,182
			21,487
	Total international/global equity funds
	(cost $18,335)		$21,487

Taxable Fixed Income Funds - 10.1%
45	The Hartford Inflation Plus Fund, Class Y		$491
582	The Hartford Strategic Income Fund, Class Y		5,299
24	The Hartford Total Return Bond Fund, Class Y		258
36	The Hartford World Bond Fund, Class Y		383
			6,431
	Total taxable fixed income funds
	(cost $6,599)		$6,431

	Total investments in affiliated investment companies
	(cost $55,493)		$63,190

	Total long-term investments
	(cost $55,493)		$63,190

	Total investments
	(cost $55,493) ▲	99.9%	$63,190
	Other assets and liabilities	0.1%	57
	Total net assets	100.0%	$63,247

1

The Hartford Target Retirement 2035 Fund

Schedule of Investments – (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $55,530 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,189
Unrealized Depreciation	(529)
Net Unrealized Appreciation	$7,660

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$63,190	$63,190	$–	$–
Total	$63,190	$63,190	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments
as of January 31, 2014
Percentage of
Fund Name	Net Assets
The Hartford Alternative Strategies Fund, Class Y	13.1%
The Hartford Capital Appreciation Fund, Class Y	11.4
The Hartford Dividend and Growth Fund, Class Y	21.9
The Hartford Emerging Markets Research Fund, Class Y	8.3
The Hartford Global Real Asset Fund, Class Y	2.0
The Hartford Inflation Plus Fund, Class Y	0.7
The Hartford International Opportunities Fund, Class Y	19.1
The Hartford International Small Company Fund, Class Y	6.6
The Hartford MidCap Value Fund, Class Y	3.7
The Hartford Small Company Fund, Class Y	3.7
The Hartford Strategic Income Fund, Class Y	8.4
The Hartford Total Return Bond Fund, Class Y	0.4
The Hartford World Bond Fund, Class Y	0.6
Other Assets and Liabilities	0.1
Total	100.0%

2

The Hartford Target Retirement 2040 Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
Alternative Strategy Funds - 14.8%
1,021	The Hartford Alternative Strategies Fund, Class Y	$10,140
137	The Hartford Global Real Asset Fund, Class Y	1,361
		11,501
	Total alternative strategy funds
	(cost $11,937)	$11,501

Domestic Equity Funds - 41.6%
183	The Hartford Capital Appreciation Fund, Class Y	$8,997
707	The Hartford Dividend and Growth Fund, Class Y	17,378
180	The Hartford MidCap Value Fund, Class Y	2,932
111	The Hartford Small Company Fund, Class Y	2,937
		32,244
	Total domestic equity funds
	(cost $25,873)	$32,244

International/Global Equity Funds - 34.8%
791	The Hartford Emerging Markets Research Fund, Class Y	$6,622
881	The Hartford International Opportunities Fund, Class Y	15,153
293	The Hartford International Small Company Fund, Class Y	5,239
		27,014
	Total international/global equity funds
	(cost $23,050)	$27,014

Taxable Fixed Income Funds - 8.8%
18	The Hartford Inflation Plus Fund, Class Y	$195
725	The Hartford Strategic Income Fund, Class Y	6,597
		6,792
	Total taxable fixed income funds
	(cost $6,948)	$6,792

	Total investments in affiliated investment companies
	(cost $67,808)	$77,551

	Total long-term investments
	(cost $67,808)	$77,551

Total investments
(cost $67,808) ▲	100.0%	$77,551
Other assets and liabilities	—%	37
Total net assets	100.0%	$77,588

1

The Hartford Target Retirement 2040 Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $67,955 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,335
Unrealized Depreciation	(739)
Net Unrealized Appreciation	$9,596

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$77,551	$77,551	$–	$–
Total	$77,551	$77,551	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments
as of January 31, 2014
Fund Name	Percentage of Net Assets
The Hartford Alternative Strategies Fund, Class Y	13.1%
The Hartford Capital Appreciation Fund, Class Y	11.6
The Hartford Dividend and Growth Fund, Class Y	22.4
The Hartford Emerging Markets Research Fund, Class Y	8.5
The Hartford Global Real Asset Fund, Class Y	1.7
The Hartford Inflation Plus Fund, Class Y	0.3
The Hartford International Opportunities Fund, Class Y	19.5
The Hartford International Small Company Fund, Class Y	6.8
The Hartford MidCap Value Fund, Class Y	3.8
The Hartford Small Company Fund, Class Y	3.8
The Hartford Strategic Income Fund, Class Y	8.5
Other Assets and Liabilities	0.0
Total	100.0%

2

The Hartford Target Retirement 2045 Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
Alternative Strategy Funds - 14.9%
433	The Hartford Alternative Strategies Fund, Class Y	$4,299
57	The Hartford Global Real Asset Fund, Class Y	567
		4,866
	Total alternative strategy funds
	(cost $5,029)	$4,866

Domestic Equity Funds - 41.6%
77	The Hartford Capital Appreciation Fund, Class Y	$3,781
298	The Hartford Dividend and Growth Fund, Class Y	7,312
76	The Hartford MidCap Value Fund, Class Y	1,236
46	The Hartford Small Company Fund, Class Y	1,225
		13,554
	Total domestic equity funds
	(cost $10,966)	$13,554

International/Global Equity Funds - 34.6%
329	The Hartford Emerging Markets Research Fund, Class Y	$2,752
368	The Hartford International Opportunities Fund, Class Y	6,325
122	The Hartford International Small Company Fund, Class Y	2,185
		11,262
	Total international/global equity funds
	(cost $9,699)	$11,262

Taxable Fixed Income Funds - 8.8%
7	The Hartford Inflation Plus Fund, Class Y	$82
306	The Hartford Strategic Income Fund, Class Y	2,780
		2,862
	Total taxable fixed income funds
	(cost $2,929)	$2,862

	Total investments in affiliated investment companies
	(cost $28,623)	$32,544

	Total long-term investments
	(cost $28,623)	$32,544

Total investments
(cost $28,623) ▲	99.9%	$32,544
Other assets and liabilities	0.1%	44
Total net assets	100.0%	$32,588

1

The Hartford Target Retirement 2045 Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $28,644 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,150
Unrealized Depreciation	(250)
Net Unrealized Appreciation	$3,900

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$32,544	$32,544	$–	$–
Total	$32,544	$32,544	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments
as of January 31, 2014
Fund Name	Percentage of Net Assets
The Hartford Alternative Strategies Fund, Class Y	13.2%
The Hartford Capital Appreciation Fund, Class Y	11.6
The Hartford Dividend and Growth Fund, Class Y	22.4
The Hartford Emerging Markets Research Fund, Class Y	8.5
The Hartford Global Real Asset Fund, Class Y	1.7
The Hartford Inflation Plus Fund, Class Y	0.3
The Hartford International Opportunities Fund, Class Y	19.4
The Hartford International Small Company Fund, Class Y	6.7
The Hartford MidCap Value Fund, Class Y	3.8
The Hartford Small Company Fund, Class Y	3.8
The Hartford Strategic Income Fund, Class Y	8.5
Other Assets and Liabilities	0.1
Total	100.0%

2

The Hartford Target Retirement 2050 Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
Alternative Strategy Funds - 15.0%
518	The Hartford Alternative Strategies Fund, Class Y	$5,141
68	The Hartford Global Real Asset Fund, Class Y	673
		5,814
	Total alternative strategy funds
	(cost $6,009)	$5,814

Domestic Equity Funds - 41.5%
91	The Hartford Capital Appreciation Fund, Class Y	$4,459
354	The Hartford Dividend and Growth Fund, Class Y	8,694
89	The Hartford MidCap Value Fund, Class Y	1,454
55	The Hartford Small Company Fund, Class Y	1,456
		16,063
	Total domestic equity funds
	(cost $13,053)	$16,063

International/Global Equity Funds - 34.6%
392	The Hartford Emerging Markets Research Fund, Class Y	$3,278
438	The Hartford International Opportunities Fund, Class Y	7,525
145	The Hartford International Small Company Fund, Class Y	2,597
		13,400
	Total international/global equity funds
	(cost $11,562)	$13,400

Taxable Fixed Income Funds - 8.8%
9	The Hartford Inflation Plus Fund, Class Y	$100
364	The Hartford Strategic Income Fund, Class Y	3,309
		3,409
	Total taxable fixed income funds
	(cost $3,489)	$3,409

	Total investments in affiliated investment companies
	(cost $34,113)	$38,686

	Total long-term investments
	(cost $34,113)	$38,686

Total investments
(cost $34,113) ▲	99.9%	$38,686
Other assets and liabilities	0.1%	43
Total net assets	100.0%	$38,729

1

The Hartford Target Retirement 2050 Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $34,167 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,849
Unrealized Depreciation	(330)
Net Unrealized Appreciation	$4,519

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$38,686	$38,686	$–	$–
Total	$38,686	$38,686	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments
as of January 31, 2014
Fund Name	Percentage of Net Assets
The Hartford Alternative Strategies Fund, Class Y	13.3%
The Hartford Capital Appreciation Fund, Class Y	11.5
The Hartford Dividend and Growth Fund, Class Y	22.4
The Hartford Emerging Markets Research Fund, Class Y	8.5
The Hartford Global Real Asset Fund, Class Y	1.7
The Hartford Inflation Plus Fund, Class Y	0.3
The Hartford International Opportunities Fund, Class Y	19.4
The Hartford International Small Company Fund, Class Y	6.7
The Hartford MidCap Value Fund, Class Y	3.8
The Hartford Small Company Fund, Class Y	3.8
The Hartford Strategic Income Fund, Class Y	8.5
Other Assets and Liabilities	0.1
Total	100.0%

2

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.0%
Computer and Electronic Product Manufacturing - 0.4%
	Computer and Peripheral Equipment Manufacturing - 0.4%
	SBA Tower Trust
$2,400	2.93%, 12/15/2017 ■	$2,450
3,435	3.60%, 04/15/2043 ■╦	3,363
		5,813
Finance and Insurance - 16.6%
	Captive Auto Finance - 1.7%
	Ally Automotive Receivables Trust
2,420	3.38%, 09/15/2017 ■	2,458
2,440	3.61%, 08/15/2016 ■	2,442
	CPS Automotive Trust
1,475	1.54%, 07/16/2018 ■	1,475
999	1.82%, 12/16/2019 ■	1,003
190	5.01%, 06/17/2019 ■	196
	Credit Acceptance Automotive Loan Trust
2,380	1.21%, 10/15/2020 ■	2,383
1,595	1.50%, 04/15/2021 ■	1,597
805	2.21%, 09/15/2020 ■	809
2,240	3.12%, 03/16/2020 ■	2,248
	Ford Credit Automotive Owner Trust
1,500	2.54%, 02/15/2016	1,525
1,560	3.21%, 07/15/2017	1,609
710	5.53%, 05/15/2016 ■	714
	Harley-Davidson Motorcycle Trust
1,780	2.12%, 08/15/2017	1,791
	Hyundai Automotive Receivables Trust
2,850	2.27%, 02/15/2017 ‡	2,906
	Prestige Automotive Receivables Trust
1,685	2.49%, 04/16/2018 ■	1,699
	Santander Drive Automotive Receivables Trust
2,146	3.89%, 07/17/2017	2,180
	SNAAC Automotive Receivables Trust
99	1.78%, 06/15/2016 ■	100
		27,135
	Captive Retail Finance - 0.1%
	CNH Equipment Trust
1,315	2.97%, 05/15/2017	1,359

	Real Estate Credit (Mortgage Banking) - 14.5%
	American Home Mortgage Assets Trust
1,106	1.07%, 10/25/2046 Δ	806
	Asset Backed Funding Certificates
1,976	0.38%, 01/25/2037 Δ	1,166
	Aventura Mall Trust
1,910	3.74%, 12/05/2032 ■‡Δ	1,994
	Banc of America Commercial Mortgage, Inc.
2,975	5.18%, 09/10/2047 ‡Δ	3,162
3,375	5.27%, 11/10/2042 ‡Δ	3,485
1,515	5.63%, 07/10/2046 Δ	1,645
275	5.75%, 02/10/2051 Δ	302
	Banc of America Funding Corp.
3,088	0.46%, 05/20/2047 ‡Δ	2,568
4,025	5.77%, 05/25/2037 ‡	3,421
184	5.85%, 01/25/2037	149
	BB-UBS Trust
1,165	3.43%, 11/05/2036 ■	1,102
	BCAP LLC Trust
639	0.33%, 01/25/2037 Δ	471
1,710	0.34%, 03/25/2037 Δ	1,386
	Bear Stearns Adjustable Rate Mortgage Trust
2,848	2.25%, 08/25/2035 Δ	2,894
4,160	2.43%, 10/25/2035 Δ	4,086
	Bear Stearns Alt-A Trust
2,238	0.54%, 05/25/2036 Δ	1,468
4,116	0.66%, 01/25/2036 Δ	2,556
	Bear Stearns Commercial Mortgage Securities, Inc.
946	5.41%, 12/11/2040	1,001
490	5.47%, 01/12/2045	544
1,582	5.54%, 10/12/2041	1,728
2,940	5.58%, 04/12/2038 Δ	3,167
1,950	5.71%, 06/11/2040 Δ	2,193
	Cal Funding II Ltd.
809	3.47%, 10/25/2027 ■	805
	Cent CLO L.P.
3,995	1.70%, 01/25/2026 ■	3,981
	Citigroup Commercial Mortgage Trust
1,303	0.51%, 03/25/2037 Δ	700
550	4.25%, 09/10/2046 ■	403
630	5.11%, 09/10/2046	648
270	5.11%, 09/12/2046 ■Δ	248
2,780	6.13%, 12/10/2049 Δ	3,154
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,875	5.32%, 12/11/2049 ‡	3,159
	Commercial Mortgage Loan Trust
1,175	4.75%, 11/15/2045 ■	973
1,800	6.01%, 12/10/2049 Δ	2,005
	Commercial Mortgage Pass-Through Certificates
11,035	1.64%, 07/10/2046 ■►	663
1,160	2.85%, 10/15/2045	1,108
1,125	3.96%, 02/10/2047	1,156
1,425	4.02%, 07/10/2045	1,476
260	4.40%, 07/10/2045 ■	224
1,460	5.75%, 06/10/2046 Δ	1,593
	Community or Commercial Mortgage Trust
145	4.24%, 07/10/2045 Δ	154
295	4.35%, 08/10/2030 ■	308
	Countrywide Alternative Loan Trust
1,592	0.48%, 11/25/2035 Δ	1,266
3,365	5.75%, 05/25/2036	2,816

1

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.0% - (continued)
Finance and Insurance - 16.6% - (continued)
	Real Estate Credit (Mortgage Banking) - 14.5% - (continued)
	Countrywide Alternative Loan Trust - (continued)
$842	6.50%, 08/25/2037	$605
	Countrywide Home Loans, Inc.
2,982	2.73%, 09/25/2047 Δ	2,504
1,080	2.84%, 04/20/2036 Δ	763
1,715	5.05%, 11/20/2035 Δ	1,491
2,663	5.75%, 08/25/2037	2,542
	CS First Boston Mortgage Securities Corp.
2,790	4.88%, 04/15/2037	2,821
2,186	5.50%, 06/25/2035	2,135
	CW Capital Cobalt Ltd.
2,245	5.22%, 08/15/2048	2,421
	DBUBS Mortgage Trust
11,288	1.72%, 01/01/2021 ■►	402
	Downey S & L Assoc Mortgage Loan Trust
1,258	1.06%, 03/19/2046 Δ	969
	Fieldstone Mortgage Investment Corp.
1,341	0.50%, 04/25/2047 Δ	845
	First Franklin Mortgage Loan Trust
6,725	0.40%, 04/25/2036 Δ	3,945
	First Horizon Alternative Mortgage Securities
5,751	2.21%, 04/25/2036 Δ	4,804
6,212	2.24%, 09/25/2035 Δ	5,413
	FREMF Mortgage Trust
1,450	3.60%, 05/25/2046 ■	1,337
660	3.63%, 07/25/2046 ■Δ	565
390	3.95%, 08/25/2023 ■Δ	341
375	4.18%, 05/25/2045 ■	368
	GE Business Loan Trust
1,071	1.16%, 05/15/2034 ■Δ	770
	GE Capital Commercial Mortgage Corp.
325	5.31%, 11/10/2045 Δ	345
	GMAC Commercial Mortgage Securities, Inc.
195	5.24%, 11/10/2045 Δ	205
	GMAC Mortgage Corp. Loan Trust
243	3.00%, 04/19/2036 Δ	213
1,662	3.12%, 09/19/2035 Δ	1,582
	Goldman Sachs Mortgage Securities Corp.
375	3.38%, 05/10/2045	379
	Goldman Sachs Mortgage Securities Trust
1,480	2.95%, 11/05/2034 ■	1,405
1,745	4.07%, 01/10/2024 ☼Δ	1,797
	Greenwich Capital Commercial Funding Corp.
2,025	5.74%, 12/10/2049	2,265
981	5.82%, 07/10/2038 Δ	1,070
	GSAA Home Equity Trust
1,866	0.21%, 03/25/2047 Δ	1,109
7,631	0.24%, 02/25/2037 Δ	4,139
1,415	0.25%, 12/25/2036 Δ	751
4,853	0.26%, 03/25/2037 Δ	2,457
1,123	0.32%, 07/25/2036 Δ	538
683	0.39%, 04/25/2047 Δ	395
1,973	5.98%, 06/25/2036	1,160
	GSAMP Trust
1,110	0.26%, 12/25/2046 Δ	600
1,639	0.36%, 11/25/2036 Δ	892
	GSR Mortgage Loan Trust
397	0.66%, 11/25/2035 Δ	307
5,183	2.63%, 01/25/2036 Δ	4,669
	Harborview Mortgage Loan Trust
2,413	0.35%, 01/19/2038 Δ	2,020
3,733	0.38%, 05/19/2047 Δ	1,654
2,928	0.40%, 12/19/2036 Δ	1,918
1,969	0.49%, 09/19/2035 Δ	1,509
	Hilton USA Trust
3,100	2.66%, 11/05/2030 ■‡	3,119
510	2.92%, 11/05/2030 ■	512
	IndyMac Index Mortgage Loan Trust
1,718	0.44%, 07/25/2035 Δ	1,458
319	0.45%, 01/25/2036 Δ	206
4,293	0.56%, 07/25/2046 Δ	2,270
772	2.44%, 08/25/2035 Δ	599
1,213	2.47%, 01/25/2036 Δ	1,126
4,894	2.57%, 03/25/2036 Δ	3,607
745	2.61%, 12/25/2036 Δ	647
	JP Morgan Chase Commercial Mortgage Securities Corp.
3,665	1.66%, 02/12/2051 Δ	3,503
911	2.75%, 10/15/2045 ■	605
3,575	2.83%, 10/15/2045	3,422
1,150	3.91%, 05/05/2030 ■Δ	1,152
625	4.67%, 10/15/2045 ■Δ	587
3,575	5.20%, 12/15/2044 Δ	3,806
2,917	5.24%, 01/12/2043 Δ	3,104
795	5.31%, 08/15/2046 ■Δ	809
2,061	5.34%, 08/12/2037	2,138
1,004	5.40%, 05/15/2045	1,093
482	5.71%, 02/12/2049 Δ	538
	JP Morgan Mortgage Trust
332	2.68%, 04/25/2037 Δ	286
260	2.73%, 05/25/2036 Δ	230
1,578	2.74%, 09/25/2035 Δ	1,534
	LB-UBS Commercial Mortgage Trust
1,615	4.95%, 09/15/2030	1,682
2,411	5.43%, 02/15/2040	2,667
1,890	5.86%, 07/15/2040	2,033
360	5.86%, 06/15/2038 Δ	391
87	5.87%, 09/15/2045	98
880	6.15%, 04/15/2041 Δ	1,014
	Lehman Brothers Small Balance Commercial
213	5.52%, 09/25/2030 ■Δ	205

2

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.0% - (continued)
Finance and Insurance - 16.6% - (continued)
	Real Estate Credit (Mortgage Banking) - 14.5% - (continued)
	Lehman XS Trust
$1,274	0.37%, 07/25/2046 Δ	$990
	Merrill Lynch Mortgage Investors Trust
753	2.77%, 07/25/2035 Δ	647
984	2.95%, 03/25/2036 Δ	688
	Merrill Lynch Mortgage Trust
570	4.75%, 06/12/2043	591
2,284	5.20%, 09/12/2042	2,345
	Merrill Lynch/Countrywide Commercial Mortgage Trust
13,001	1.92%, 07/12/2046 ►	58
	Morgan Stanley Capital I
43,167	2.58%, 09/15/2047 ■►	1,018
2,050	5.16%, 10/12/2052 Δ	2,180
180	5.45%, 02/12/2044 Δ	199
799	5.67%, 10/15/2042 Δ	856
3,450	5.69%, 04/15/2049 ‡Δ	3,822
	Morgan Stanley Capital Investments
1,370	5.81%, 12/12/2049	1,538
	Morgan Stanley Mortgage Loan Trust
3,506	0.33%, 05/25/2036 - 11/25/2036 Δ	1,641
	Morgan Stanley Re-Remic Trust
1,080	5.80%, 08/12/2045 - 08/15/2045 ■Δ	1,186
	National Credit Union Administration
932	1.84%, 10/07/2020 Δ	940
	Residential Accredit Loans, Inc.
2,837	1.42%, 11/25/2037 Δ	1,730
	Residential Asset Securitization Trust
1,145	0.61%, 03/25/2035 Δ	896
	RFMSI Trust
218	3.15%, 04/25/2037 Δ	190
	Securitized Asset Backed Receivables LLC
1,403	0.25%, 07/25/2036 Δ	649
	Sequoia Mortgage Trust
482	2.46%, 07/20/2037 Δ	392
	Soundview Home Equity Loan Trust, Inc.
3,900	0.34%, 07/25/2037 Δ	2,318
4,705	0.40%, 07/25/2036 Δ	2,352
3,520	0.41%, 06/25/2036 Δ	2,367
	Springleaf Mortgage Loan Trust
2,860	3.52%, 12/25/2065 ■	2,813
	Structured Adjustable Rate Mortgage Loan Trust
738	0.46%, 09/25/2034 Δ	646
	Structured Asset Mortgage Investments, Inc.
1,564	0.38%, 05/25/2046 Δ	884
	UBS-Barclays Commercial Mortgage Trust
3,600	3.18%, 03/10/2046 Δ	3,503
140	4.23%, 03/10/2046 ■	121
	Wells Fargo Alternative Loan Trust
1,871	6.25%, 11/25/2037	1,727
	Wells Fargo Commercial Mortgage Trust
3,915	2.92%, 10/15/2045 ‡	3,777
60	4.78%, 10/15/2045 ■Δ	57
	Wells Fargo Mortgage Backed Securities Trust
953	5.16%, 10/25/2035 Δ	949
	WF-RBS Commercial Mortgage Trust
365	3.20%, 03/15/2048	356
225	4.28%, 03/01/2048 Δ	219
4,380	4.90%, 06/15/2044 ■	4,836
1,230	5.00%, 06/15/2044 ■	1,054
960	5.56%, 04/15/2045 ■Δ	951
		232,481
	Whole Loan Residential - 0.3%
	Dryden Senior Loan Fund
4,695	1.59%, 04/18/2026 ■☼Δ	4,661

		265,636
	Total asset & commercial mortgage backed securities
	(cost $262,043)	$271,449

CORPORATE BONDS - 29.8%
Administrative Waste Management and Remediation - 0.1%
	Business Support Services - 0.1%
	Equinix, Inc.
$680	4.88%, 04/01/2020	$683
170	5.38%, 04/01/2023	167
		850
	Waste Treatment and Disposal - 0.0%
	Clean Harbors, Inc.
150	5.13%, 06/01/2021	150
605	5.25%, 08/01/2020	617
		767
		1,617
Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	Continental Airlines, Inc.
2,200	4.00%, 10/29/2024 ‡	2,200

Apparel Manufacturing - 0.0%
	Cut and Sew Apparel Manufacturing - 0.0%
	Hanesbrands, Inc.
660	6.38%, 12/15/2020	719

Arts, Entertainment and Recreation - 1.8%
	Cable and Other Subscription Programming - 1.2%
	DirecTV Holdings LLC
2,195	3.80%, 03/15/2022 ‡	2,143
1,820	5.00%, 03/01/2021 ‡	1,958
	Time Warner Cable, Inc.
2,925	4.00%, 09/01/2021	2,759
300	5.88%, 11/15/2040	264
	Time Warner Entertainment Co., L.P.
3,190	8.38%, 07/15/2033	3,688

3

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 29.8% - (continued)
Arts, Entertainment and Recreation - 1.8% - (continued)
	Cable and Other Subscription Programming - 1.2% - (continued)
	Time Warner, Inc.
$1,065	3.40%, 06/15/2022	$1,057
500	4.75%, 03/29/2021	548
1,650	6.10%, 07/15/2040	1,856
1,100	6.50%, 11/15/2036	1,284
	Viacom, Inc.
3,000	5.63%, 09/15/2019 ‡	3,443
		19,000
	Data Processing, Hosting and Related Services - 0.1%
	NCR Corp.
670	4.63%, 02/15/2021	655

	Newspaper, Periodical, Book and Database Publisher - 0.3%
	Gannett Co., Inc.
1,670	5.13%, 10/15/2019 ■	1,724
	News America, Inc.
2,400	6.15%, 03/01/2037 ‡	2,720
750	6.20%, 12/15/2034	860
		5,304
	Radio and Television Broadcasting - 0.2%
	NBC Universal Media LLC
1,790	5.15%, 04/30/2020	2,029
1,554	5.95%, 04/01/2041 ‡	1,758
		3,787
		28,746
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.1%
	Molson Coors Brewing Co.
865	3.50%, 05/01/2022	868

	Tobacco Manufacturing - 0.0%
	Altria Group, Inc.
534	10.20%, 02/06/2039	864

		1,732
Chemical Manufacturing - 0.2%
	Basic Chemical Manufacturing - 0.2%
	Dow Chemical Co.
2,500	8.55%, 05/15/2019 ‡	3,217

Computer and Electronic Product Manufacturing - 0.5%
	Communications Equipment Manufacturing - 0.0%
	eAccess Ltd.
200	8.25%, 04/01/2018 ■	217

	Computer and Peripheral Equipment Manufacturing - 0.4%
	Hewlett-Packard Co.
1,340	2.65%, 06/01/2016	1,383
3,595	2.75%, 01/14/2019 ‡	3,620
1,500	4.65%, 12/09/2021	1,565
		6,568
	Navigational, Measuring and Control Instruments - 0.1%
	Esterline Technologies Corp.
735	7.00%, 08/01/2020	794

		7,579
Construction - 0.1%
	Residential Building Construction - 0.1%
	Ryland Group, Inc.
850	5.38%, 10/01/2022	816
	Toll Bros Finance Corp
810	4.00%, 12/31/2018	822
		1,638
Fabricated Metal Product Manufacturing - 0.1%
	Other Fabricated Metal Product Manufacturing - 0.1%
	Crown Americas, Inc.
1,040	6.25%, 02/01/2021	1,123

Finance and Insurance - 15.9%
	Agencies, Brokerages and Other Insurance - 0.1%
	Marsh & McLennan Cos., Inc.
1,285	2.55%, 10/15/2018	1,301

	Captive Auto Finance - 0.0%
	Credit Acceptance Corp.
155	9.13%, 02/01/2017	162

	Commercial Banking - 1.6%
	Barclays Bank plc
7,450	6.05%, 12/04/2017 ■‡	8,378
	BNP Paribas
4,850	2.38%, 09/14/2017 ‡	4,961
1,300	2.40%, 12/12/2018	1,302
	Credit Suisse New York
2,820	5.40%, 01/14/2020 ╦	3,188
	Rabobank Nederland
4,740	2.25%, 01/14/2019 ‡	4,741
	State Street Corp.
3,255	4.96%, 03/15/2018	3,563
		26,133
	Consumer Lending - 0.0%
	Minerva Luxembourg S.A.
750	7.75%, 01/31/2023 ■	729

	Depository Credit Banking - 3.1%
	Bank of America Corp.
1,595	2.60%, 01/15/2019	1,604
2,850	5.63%, 07/01/2020 ‡	3,251
1,405	5.75%, 12/01/2017	1,600
1,470	5.88%, 01/05/2021 ‡	1,693
875	7.63%, 06/01/2019	1,084

4

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 29.8% - (continued)
Finance and Insurance - 15.9% - (continued)
	Depository Credit Banking - 3.1% - (continued)
	Citigroup, Inc.
$1,350	1.30%, 04/01/2016	$1,355
1,350	1.70%, 07/25/2016	1,366
975	2.50%, 09/26/2018	981
935	3.88%, 10/25/2023	922
1,850	4.59%, 12/15/2015	1,973
600	4.88%, 05/07/2015	628
1,515	5.50%, 09/13/2025	1,597
1,835	6.13%, 08/25/2036	1,966
700	6.63%, 06/15/2032	793
3,525	6.68%, 09/13/2043 ╦	4,034
1,458	8.50%, 05/22/2019	1,876
	HSBC Holdings plc
700	6.50%, 09/15/2037	833
3,650	6.80%, 06/01/2038 ‡	4,483
	PNC Bank NA
905	6.00%, 12/07/2017	1,032
813	6.88%, 04/01/2018	967
	PNC Funding Corp.
4,000	5.25%, 11/15/2015 ‡	4,287
	Santander UK plc
1,070	5.00%, 11/07/2023 ■	1,081
	Wells Fargo & Co.
1,740	3.45%, 02/13/2023	1,665
4,175	4.13%, 08/15/2023 ‡	4,165
4,385	5.38%, 11/02/2043 ‡	4,497
		49,733
	Insurance Carriers - 1.5%
	American International Group, Inc.
1,980	2.38%, 08/24/2015 ‡	2,023
700	8.25%, 08/15/2018	879
	Massachusetts Mutual Life Insurance Co.
1,172	8.88%, 06/01/2039 ■	1,754
	MetLife, Inc.
2,870	4.37%, 09/15/2023	2,985
	Nationwide Financial Services, Inc.
1,837	5.38%, 03/25/2021 ■	2,000
	Nationwide Mutual Insurance Co.
2,650	9.38%, 08/15/2039 ■‡	3,860
	Prudential Financial, Inc.
2,285	5.10%, 08/15/2043	2,340
	Teachers Insurance & Annuity Association of America
2,558	6.85%, 12/16/2039 ■	3,283
	Wellpoint, Inc.
1,100	1.88%, 01/15/2018	1,097
1,045	2.30%, 07/15/2018	1,051
3,350	5.10%, 01/15/2044 ‡	3,421
		24,693
	International Trade Financing (Foreign Banks) - 1.8%
	BPCE S.A.
2,380	2.50%, 12/10/2018 ‡	2,381
2,780	5.15%, 07/21/2024 ■‡	2,733
2,775	5.70%, 10/22/2023 ■‡	2,866
	Royal (The) Bank of Scotland plc
2,200	3.95%, 09/21/2015	2,301
	Royal Bank of Scotland Group plc
3,200	2.55%, 09/18/2015	3,273
1,665	6.13%, 12/15/2022	1,714
	Santander U.S. Debt S.A.
3,400	3.72%, 01/20/2015 ■	3,475
	Societe Generale
1,990	5.00%, 01/17/2024 ■	1,965
500	8.25%, 11/29/2018 §♠	533
	Standard Chartered plc
5,630	5.20%, 01/26/2024 ■	5,690
	TSMC Global LTD
2,210	0.95%, 04/03/2016 ■	2,193
		29,124
	Nondepository Credit Banking - 1.9%
	Capital One Financial Corp.
3,550	2.15%, 03/23/2015 ‡	3,606
1,750	6.15%, 09/01/2016 ‡	1,963
	CIT Group, Inc.
40	5.00%, 05/15/2017	43
1,044	5.50%, 02/15/2019 ■	1,112
485	6.63%, 04/01/2018 ■	543
	Discover Financial Services, Inc.
2,600	5.20%, 04/27/2022	2,765
	Ford Motor Credit Co. LLC
2,265	4.21%, 04/15/2016	2,412
1,025	5.00%, 05/15/2018	1,136
2,065	5.88%, 08/02/2021 ‡	2,354
215	6.63%, 08/15/2017	249
	General Electric Capital Corp.
1,675	4.63%, 01/07/2021 ‡	1,846
5,150	5.30%, 02/11/2021 ‡	5,795
210	5.88%, 01/14/2038	242
1,700	6.25%, 12/15/2022 ♠	1,772
	General Motors Financial Co., Inc.
1,300	4.75%, 08/15/2017	1,381
	SLM Corp.
630	5.50%, 01/15/2019	644
395	7.25%, 01/25/2022	419
1,245	8.45%, 06/15/2018	1,442
		29,724
	Other Financial Investment Activities - 0.1%
	Ladder Capital Finance Holdings LLC
285	7.38%, 10/01/2017	299
	Softbank Corp.
1,230	4.50%, 04/15/2020 ■	1,210
		1,509
	Real Estate Investment Trust (REIT) - 1.9%
	Brandywine Operating Partnership L.P.
2,900	3.95%, 02/15/2023 ╦	2,817
	HCP, Inc.
1,300	2.63%, 02/01/2020	1,257
1,605	4.25%, 11/15/2023	1,615
2,175	6.00%, 01/30/2017	2,451
	Health Care, Inc.
1,005	2.25%, 03/15/2018	1,009
1,000	4.13%, 04/01/2019	1,064
3,450	4.50%, 01/15/2024 ‡	3,505

5

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 29.8% - (continued)
Finance and Insurance - 15.9% - (continued)
	Real Estate Investment Trust (REIT) - 1.9% - (continued)
	Kimco Realty Corp.
$3,850	3.13%, 06/01/2023 ‡	$3,568
615	4.30%, 02/01/2018	666
	Liberty Property L.P.
950	3.38%, 06/15/2023	887
860	4.13%, 06/15/2022	860
	Mid-America Apartments L.P.
1,540	4.30%, 10/15/2023	1,532
	Realty Income Corp.
1,865	3.25%, 10/15/2022	1,752
1,420	4.65%, 08/01/2023	1,471
	UDR, Inc.
785	3.70%, 10/01/2020	802
	Ventas Realty L.P.
845	2.00%, 02/15/2018	844
1,520	2.70%, 04/01/2020	1,474
2,750	3.25%, 08/15/2022	2,607
		30,181
	Securities and Commodity Contracts and Brokerage - 3.9%
	Bear Stearns & Co., Inc.
1,905	5.55%, 01/22/2017 ‡	2,125
155	7.25%, 02/01/2018	186
	Goldman Sachs Group, Inc.
2,930	5.75%, 01/24/2022 ‡	3,310
2,821	6.00%, 06/15/2020 ‡	3,252
1,900	6.45%, 05/01/2036 ‡	2,034
5,275	6.75%, 10/01/2037 ‡	5,861
	JP Morgan Chase & Co.
1,705	3.38%, 05/01/2023	1,601
5,125	4.35%, 08/15/2021 ‡	5,458
440	4.50%, 01/24/2022	470
500	4.63%, 05/10/2021	542
4,305	5.63%, 08/16/2043 ‡	4,570
2,745	6.00%, 01/15/2018 ‡	3,163
	Merrill Lynch & Co., Inc.
1,316	5.70%, 05/02/2017	1,468
9,070	6.05%, 05/16/2016 ‡	9,979
2,560	7.75%, 05/14/2038 ╦	3,312
	Morgan Stanley
2,000	1.75%, 02/25/2016	2,029
2,375	2.13%, 04/25/2018	2,370
2,425	2.50%, 01/24/2019	2,419
2,275	4.88%, 11/01/2022	2,363
3,590	5.75%, 01/25/2021	4,080
505	7.30%, 05/13/2019	617
	UBS AG Stamford CT
680	7.63%, 08/17/2022	782
		61,991
		255,280
Health Care and Social Assistance - 1.0%
	General Medical and Surgical Hospitals - 0.4%
	Community Health Systems, Inc.
350	5.13%, 08/01/2021 ■	352
	HCA, Inc.
1,785	6.50%, 02/15/2020	1,968
1,336	7.50%, 11/15/2095	1,155
	Memorial Sloan-Kettering Cancer Center
1,985	5.00%, 07/01/2042 ‡	2,070
	Tenet Healthcare Corp.
1,575	6.00%, 10/01/2020 ■	1,658
		7,203
	Health and Personal Care Stores - 0.3%
	CVS Caremark Corp.
3,591	8.35%, 07/10/2031 ■‡	4,670

	Individual and Family Services - 0.0%
	Wellcare Health Plans, Inc.
295	5.75%, 11/15/2020	305

	Offices and Physicians - 0.1%
	Partners Healthcare System, Inc.
1,180	3.44%, 07/01/2021	1,223

	Pharmaceutical and Medicine Manufacturing - 0.1%
	Mylan, Inc.
1,000	6.00%, 11/15/2018 ■	1,064

	Specialty Hospital-Except Psychiatric & Drug Abuse - 0.1%
	Fresenius Medical Care U.S. Finance II, Inc.
1,385	5.63%, 07/31/2019 ■	1,472

		15,937
Information - 2.4%
	Cable and Other Program Distribution - 0.4%
	Cox Communications, Inc.
4,300	2.95%, 06/30/2023 ■‡	3,928
	DISH DBS Corp.
1,450	7.88%, 09/01/2019 ‡	1,655
	TCI Communications, Inc.
685	8.75%, 08/01/2015	766
		6,349
	Data Processing Services - 0.0%
	Audatex North America, Inc.
795	6.00%, 06/15/2021 ■	829

	Software Publishers - 0.1%
	Activision Blizzard
1,235	5.63%, 09/15/2021 ■	1,278

	Telecommunications - Other - 0.3%
	Sprint Nextel Corp.
1,630	7.00%, 03/01/2020 ■	1,838
547	9.00%, 11/15/2018 ■	660
	Telefonica Emisiones SAU
775	3.99%, 02/16/2016	816

6

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 29.8% - (continued)
Information - 2.4% - (continued)
	Telecommunications - Other - 0.3% - (continued)
	Wind Acquisition Finance S.A.
$820	7.25%, 02/15/2018 ■	$859
		4,173
	Telecommunications - Wired Carriers - 0.1%
	Unitymedia Hessen GmbH & Co.
1,655	7.50%, 03/15/2019 ■	1,806

	Telecommunications - Wireless Carriers - 0.4%
	Qwest Corp.
825	7.25%, 10/15/2035	828
	T-Mobile USA, Inc.
95	6.13%, 01/15/2022	97
1,035	6.46%, 04/28/2019	1,089
425	6.63%, 04/28/2021	447
855	6.73%, 04/28/2022	898
	Vimpelcom Holdings
1,810	5.95%, 02/13/2023 ■	1,697
	Vodafone Group plc
1,630	4.15%, 06/10/2014 ‡	1,651
		6,707
	Wireless Communications Services - 1.1%
	Cellco Partnership - Verizon Wireless Capital LLC
425	8.50%, 11/15/2018	544
	Verizon Communications, Inc.
2,675	3.65%, 09/14/2018	2,846
4,490	5.15%, 09/15/2023	4,881
2,205	6.40%, 02/15/2038	2,551
5,900	6.55%, 09/15/2043 ‡	7,082
		17,904
		39,046
Machinery Manufacturing - 0.2%
	Agriculture, Construction, Mining and Machinery - 0.2%
	Case New Holland, Inc.
2,200	7.88%, 12/01/2017 ‡	2,577

Mining - 0.1%
	Coal Mining - 0.0%
	Peabody Energy Corp.
595	6.50%, 09/15/2020	623

	Metal Ore Mining - 0.1%
	Glencore Funding LLC
1,835	1.70%, 05/27/2016 ■‡	1,838

		2,461
Miscellaneous Manufacturing - 0.1%
	Aerospace Product and Parts Manufacturing - 0.1%
	Rockwell Collins, Inc.
1,485	3.70%, 12/15/2023	1,512

Petroleum and Coal Products Manufacturing - 2.2%
	Natural Gas Distribution - 0.1%
	Ferrellgas Partners L.P.
1,204	6.50%, 05/01/2021	1,240

	Oil and Gas Extraction - 1.8%
	Anadarko Petroleum Corp.
1,495	6.38%, 09/15/2017 ‡	1,717
	BG Energy Capital plc
875	4.00%, 10/15/2021 ■	909
	Cenovus Energy, Inc.
5,025	5.20%, 09/15/2043 ‡	5,113
	CNPC General Capital
4,000	1.45%, 04/16/2016 ■‡	4,006
	Continental Resources, Inc.
575	5.00%, 09/15/2022	593
	EDC Finance Ltd.
1,405	4.88%, 04/17/2020 ■	1,331
	Gazprom Neft OAO via GPN Capital S.A.
1,215	4.38%, 09/19/2022 ■	1,097
	Harvest Operations Corp.
736	6.88%, 10/01/2017	802
	Lukoil International Finance B.V.
3,800	3.42%, 04/24/2018 ■‡	3,772
	Newfield Exploration Co.
715	6.88%, 02/01/2020	765
	Nexen, Inc.
1,210	7.50%, 07/30/2039	1,581
	Pemex Project Funding Master Trust
2,575	6.63%, 06/15/2035	2,686
	Petrobras Global Finance Co.
1,775	3.00%, 01/15/2019	1,673
	Petrobras International Finance Co.
940	5.38%, 01/27/2021	928
	Pioneer Natural Resources Co.
290	6.65%, 03/15/2017	334
910	7.50%, 01/15/2020	1,129
		28,436
	Petroleum and Coal Products Manufacturing - 0.2%
	Rosneft Oil Co.
730	4.20%, 03/06/2022 ■	660
	Valero Energy Corp.
2,086	9.38%, 03/15/2019 ‡	2,742
		3,402
	Support Activities For Mining - 0.1%
	Transocean, Inc.
1,800	6.38%, 12/15/2021	2,007

		35,085
Pipeline Transportation - 1.1%
	Pipeline Transportation of Natural Gas - 1.1%
	El Paso Corp.
900	7.00%, 06/15/2017	1,018
661	7.80%, 08/01/2031	685
	Energy Transfer Equity L.P.
2,500	3.60%, 02/01/2023	2,364
3,975	5.95%, 10/01/2043	4,101
2,590	6.50%, 02/01/2042	2,836
1,138	7.50%, 10/15/2020	1,282
	Kinder Morgan Finance Co.
4,555	6.00%, 01/15/2018 ■‡	4,965
		17,251

7

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 29.8% - (continued)
Primary Metal Manufacturing - 0.1%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
	ArcelorMittal
$1,310	9.50%, 02/15/2015	$1,408
	United States Steel Corp.
230	7.38%, 04/01/2020	249
		1,657
Printing and Related Support Activities - 0.0%
	Printing and Related Support Activities - 0.0%
	Deluxe Corp.
760	7.00%, 03/15/2019	814

Rail Transportation - 0.1%
	Rail Transportation - 0.1%
	Canadian Pacific Railway
725	9.45%, 08/01/2021	979

Real Estate, Rental and Leasing - 1.1%
	Activities Related To Real Estate - 0.1%
	Duke Realty L.P.
1,750	3.63%, 04/15/2023	1,646

	General Rental Centers - 0.1%
	ERAC USA Finance Co.
1,700	6.38%, 10/15/2017 ■‡	1,972

	Industrial Machinery and Equipment Rental and Leasing - 0.3%
	International Lease Finance Corp.
2,405	5.88%, 04/01/2019 ‡	2,585
1,025	6.75%, 09/01/2016 ■	1,142
674	8.88%, 09/01/2017	799
		4,526
	Lessors of Real Estate - 0.6%
	American Tower Corp.
1,780	5.00%, 02/15/2024 ‡	1,874
	ProLogis L.P.
6,950	3.35%, 02/01/2021	6,867
		8,741
		16,885
Retail Trade - 0.8%
	Automotive Parts, Accessories and Tire Stores - 0.2%
	AutoZone, Inc.
3,699	3.70%, 04/15/2022 ‡	3,679

	Building Material and Supplies Dealers - 0.1%
	Building Materials Corp.
831	7.50%, 03/15/2020 ■	893

	Clothing Stores - 0.1%
	Carter's, Inc.
1,375	5.25%, 08/15/2021 ■	1,392

	Electronics and Appliance Stores - 0.1%
	Arcelik AS
1,265	5.00%, 04/03/2023 ■	1,082

	Other Miscellaneous Store Retailers - 0.3%
	Hutchison Whampoa International Ltd.
4,600	2.00%, 11/08/2017 ■‡	4,600
	Sotheby's
910	5.25%, 10/01/2022 ■	856
		5,456
		12,502
Transportation Equipment Manufacturing - 0.1%
	Railroad Rolling Stock Manufacturing - 0.1%
	Kansas City Southern de Mexico S.A. de C.V.
1,385	3.00%, 05/15/2023	1,301

	Ship and Boat Building - 0.0%
	Huntington Ingalls Industries, Inc.
790	6.88%, 03/15/2018	850

		2,151
Truck Transportation - 0.3%
	Specialized Freight Trucking - 0.3%
	Penske Truck Leasing Co.
3,475	2.88%, 07/17/2018 ■	3,536
1,265	4.88%, 07/11/2022 ■	1,328
		4,864
Utilities - 1.2%
	Electric Generation, Transmission and Distribution - 1.2%
	AES (The) Corp.
375	9.75%, 04/15/2016	441
	Calpine Corp.
1,055	7.50%, 02/15/2021 ■	1,152
104	7.50%, 02/15/2021 §	114
	CenterPoint Energy, Inc.
1,700	6.85%, 06/01/2015 ‡	1,834
	Dolphin Subsidiary II, Inc.
300	7.25%, 10/15/2021	299
	EDP Finance B.V.
360	5.25%, 01/14/2021 ■	367
	Electricitie De France
6,500	1.15%, 01/20/2017 ■╦	6,513
	MidAmerican Energy Holdings Co.
3,385	8.48%, 09/15/2028 ‡	4,719
	Pacific Gas & Electric Co.
1,500	8.25%, 10/15/2018	1,896
	Xcel Energy, Inc.
1,340	6.50%, 07/01/2036	1,688
		19,023

8

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 29.8% - (continued)
Wholesale Trade - 0.1%
		Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.1%
		SABMiller Holdings, Inc.
	$1,000	3.75%, 01/15/2022 ■	$1,024

		Total corporate bonds
		(cost $462,874)	$477,619

FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
		Brazil - 0.2%
		Brazil (Republic of)
	$1,150	4.25%, 01/07/2025	$1,073
	2,550	4.88%, 01/22/2021	2,670
			3,743
		Japan - 2.1%
		Japan (Government of)
JPY	3,240,929	0.10%, 09/10/2023 ◄	33,870

		Mexico - 0.2%
		United Mexican States
	3,000	4.75%, 03/08/2044	2,640

		Total foreign government obligations
		(cost $39,282)	$40,253

MUNICIPAL BONDS - 1.7%
		General Obligations - 0.5%
		California State GO
	$1,300	7.50%, 04/01/2034	$1,751
		California State GO, Taxable
	4,400	7.55%, 04/01/2039	6,105
			7,856
		Higher Education (Univ., Dorms, etc.) - 0.4%
		Curators University, System Facs Rev Build America Bonds
	950	5.79%, 11/01/2041	1,161
		University of California
	2,365	4.60%, 05/15/2031	2,488
	3,025	5.00%, 05/15/2038 ╦	3,252
			6,901
		Miscellaneous - 0.2%
		Employees Retire System Govt of Cmwlth Puerto Rico
	1,570	6.20%, 07/01/2039	740
		Puerto Rico Commonwealth Govt Retirement System
	3,350	6.30%, 07/01/2043	1,563
	800	6.55%, 07/01/2058	366
			2,669
		Tax Allocation - 0.2%
		New York City, NY, Transitional FA Rev
	3,085	5.00%, 11/01/2038 - 05/01/2042	3,292

		Utilities - Electric - 0.1%
		Municipal Elec Auth Georgia
	1,285	6.64%, 04/01/2057	1,423

		Utilities - Water and Sewer - 0.3%
		Baltimore MD Proj Rev
	1,270	5.00%, 07/01/2042 - 07/01/2043	1,356
		San Francisco City & County, CA, Public Utilities
	2,515	6.00%, 11/01/2040	2,982
			4,338
		Total municipal bonds
		(cost $25,536)	$26,479

SENIOR FLOATING RATE INTERESTS♦ - 5.0%
Accommodation and Food Services - 0.1%
		Traveler Accommodation - 0.1%
		Caesars Entertainment Operating Co., Inc.
	$1,154	4.49%, 01/28/2018	$1,096
	1,174	5.49%, 01/28/2018	1,128
			2,224
Administrative Waste Management and Remediation - 0.1%
		Business Support Services - 0.1%
		Audio Visual Services Group, Inc.
	540	01/25/2021 ◊☼	543
		Harland Clarke Holdings Corp.
	200	5.74%, 05/22/2018 ☼	202
		ISS A/S
	323	3.75%, 04/30/2018	324
			1,069
		Services to Buildings and Dwellings - 0.0%
		ServiceMaster (The) Co.
	425	4.42%, 01/31/2017 ☼	424

			1,493
Air Transportation - 0.1%
		Scheduled Air Transportation - 0.1%
		Delta Air Lines, Inc.
	450	4.00%, 10/18/2018	452
		United Airlines, Inc.
	640	4.00%, 04/01/2019	646
			1,098
Apparel Manufacturing - 0.0%
		Apparel Knitting Mills - 0.0%
		PVH Corp.
	229	3.25%, 02/13/2020	230

Arts, Entertainment and Recreation - 0.2%
		Cable and Other Subscription Programming - 0.1%
		Cequel Communications LLC
	233	3.50%, 02/14/2019	234
		CSC Holdings, Inc.
	438	2.67%, 04/17/2020	435
			669
		Gambling Industries - 0.1%
		MGM Resorts International
	619	3.50%, 12/20/2019	618
		Seminole (The) Tribe of Florida, Inc.
	635	3.00%, 04/29/2020	635
			1,253

9

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 5.0% - (continued)
Arts, Entertainment and Recreation - 0.2% - (continued)
	Newspaper, Periodical, Book and Database Publisher - 0.0%
	Tribune Co.
$575	4.00%, 12/27/2020 ☼	$574

	Radio and Television Broadcasting - 0.0%
	Sinclair Television Group, Inc.
293	3.00%, 04/09/2020	293

		2,789
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.1%
	Constellation Brands, Inc.
1,072	2.75%, 06/05/2020	1,076

Chemical Manufacturing - 0.3%
	Basic Chemical Manufacturing - 0.2%
	Huntsman International LLC, Extended Term Loan B
350	2.71%, 04/19/2017	350
	Pinnacle Operating Corp.
1,166	3.25%, 04/29/2020	1,167
395	4.75%, 11/15/2018	397
	PQ Corp.
594	4.50%, 08/07/2017	599
	W.R. Grace & Co.
649	01/22/2021 ◊☼	651
		3,164
	Other Chemical and Preparations Manufacturing - 0.1%
	Cytec Industries, Inc.
107	4.50%, 10/04/2019	108
	DuPont Performance Coatings, Inc.
134	4.75%, 02/01/2020	135
	Monarch, Inc.
206	4.50%, 10/04/2019	207
	Univar, Inc.
190	5.00%, 06/30/2017 ☼	189
	Utex Industries, Inc.
104	4.50%, 04/10/2020	105
		744
	Paint, Coating and Adhesive Manufacturing - 0.0%
	Tronox Pigments BV
488	4.50%, 03/19/2020	493

		4,401
Computer and Electronic Product Manufacturing - 0.3%
	Computer and Peripheral - 0.2%
	CDW LLC
1,280	3.25%, 04/29/2020	1,281
	Verint Systems, Inc.
1,655	09/06/2019 ◊☼	1,657
		2,938
	Semiconductor, Electronic Components - 0.1%
	Freescale Semiconductor, Inc.
850	5.00%, 02/28/2020 - 01/15/2021 ☼	859
	NXP Semiconductors Netherlands B.V.
713	3.25%, 01/11/2020	713
		1,572
		4,510
Educational Services - 0.0%
	Educational Support Services - 0.0%
	Bright Horizons Family Solutions, Inc.
144	4.00%, 01/30/2020	144

Finance and Insurance - 0.5%
	Activities Related To Credit Banking - 0.1%
	Evertec LLC
950	3.50%, 04/17/2020	924

	Agencies, Brokerages and Other Insurance - 0.0%
	Cooper Gay Swett & Crawford Ltd.
363	5.00%, 04/16/2020	357
	USI Insurance Services LLC
416	4.25%, 12/27/2019	419
		776
	Captive Auto Finance - 0.1%
	Chrysler Group LLC
1,785	3.50%, 05/24/2017	1,789

	Insurance Carriers - 0.1%
	Asurion LLC
275	3.50%, 07/08/2020	272
505	4.50%, 05/24/2019	505
	National Financial Partners Corp.
165	5.25%, 07/01/2020	166
		943
	Other Financial Investment Activities - 0.2%
	Nuveen Investments, Inc.
2,577	4.17%, 05/13/2017	2,570
	Ocwen Financial Corp.
189	5.00%, 02/15/2018	190
		2,760
	Real Estate Investment Trust (REIT) - 0.0%
	Walter Investment Management Corp.
791	4.75%, 12/18/2020	796

		7,988
Food Manufacturing - 0.2%
	Other Food Manufacturing - 0.2%
	H.J. Heinz Co.
2,269	3.50%, 06/05/2020	2,290
	Hostess Brands, Inc.
160	6.75%, 04/09/2020	166
	U.S. Foodservice, Inc.
460	4.50%, 03/31/2019	464
		2,920

10

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 5.0% - (continued)
Food Services - 0.2%
	Full-Service Restaurants - 0.2%
	ARAMARK Corp.
$1,120	3.75%, 07/26/2016	$1,125
340	4.00%, 09/09/2019	342
	OSI Restaurant Partners, Inc.
1,664	3.50%, 10/28/2019	1,668
		3,135
Furniture and Related Product Manufacturing - 0.1%
	Household, Institution Furniture, Kitchen Cabinet - 0.1%
	Tempur-Pedic International, Inc.
449	3.50%, 03/18/2020	450

	Other Furniture Related Product Manufacturing - 0.0%
	Wilsonart International Holding LLC
317	4.00%, 10/31/2019	317

		767
Health Care and Social Assistance - 0.2%
	General Medical and Surgical Hospitals - 0.1%
	Community Health Systems, Inc.
610	01/27/2021 ◊☼	616
	HCA, Inc.
574	2.92%, 03/31/2017	574
973	3.00%, 05/01/2018	973
		2,163
	Pharmaceutical and Medicine Manufacturing - 0.0%
	Pharmedium Healthcare Corp.
380	01/28/2021 - 01/28/2022 ◊☼	383

	Scientific Research and Development Services - 0.1%
	IMS Health, Inc.
461	3.75%, 09/01/2017 ☼	465
	Jazz Pharmaceuticals, Inc.
430	06/12/2018 ◊	431
		896
		3,442
Information - 1.0%
	Cable and Other Program Distribution - 0.3%
	Charter Communications Operating LLC, Term Loan E
1,373	3.00%, 07/01/2020	1,367
	Charter Communications Operating LLC, Term Loan F
493	3.00%, 12/31/2020	490
	UPC Financing Partnership
520	3.25%, 06/30/2021	521
335	4.00%, 01/31/2021	337
	Virgin Media Finance plc
1,970	3.50%, 06/08/2020	1,974
		4,689
	Data Processing Services - 0.2%
	Emdeon, Inc.
645	3.75%, 11/02/2018	647
	First Data Corp.
450	4.16%, 09/24/2018	449
380	4.16%, 03/24/2017	380
	First Data Corp., Extended 1st Lien Term Loan
2,555	4.16%, 03/23/2018	2,552
		4,028
	Software Publishers - 0.2%
	Eagle Parent, Inc.
196	4.00%, 05/16/2018	197
	Kronos, Inc.
928	4.50%, 10/30/2019	936
175	9.75%, 04/30/2020	182
	Lawson Software, Inc.
900	3.75%, 06/03/2020	903
	Web.com Group, Inc.
398	4.50%, 10/27/2017	401
		2,619
	Telecommunications - Other - 0.1%
	Nine Entertainment Group Ltd.
561	3.25%, 02/05/2020	558
	Sorenson Communications, Inc.
849	9.50%, 10/31/2014	859
		1,417
	Telecommunications - Wireless Carriers - 0.1%
	Alcatel-Lucent
1,804	5.75%, 01/30/2019 ☼	1,819
	Light Tower Fiber LLC
239	4.50%, 04/13/2020	239
	Syniverse Holdings, Inc.
456	4.00%, 04/23/2019	458
		2,516
	Wireless Communications Services - 0.1%
	Leap Wireless International, Inc.
1,204	4.75%, 03/08/2020	1,205

		16,474
Mining - 0.2%
	Metal Ore Mining - 0.1%
	Fortescue Metals Group Ltd.
1,106	4.25%, 06/28/2019	1,118

	Mining and Quarrying Nonmetallic Mineral - 0.1%
	Arch Coal, Inc.
1,848	6.25%, 05/16/2018 ☼	1,828

		2,946
Miscellaneous Manufacturing - 0.2%
	Aerospace Product and Parts Manufacturing - 0.1%
	DigitalGlobe, Inc.
362	3.75%, 01/31/2020	363
	Doncasters plc
1,246	5.50%, 04/09/2020	1,259
	Hamilton Sundstrand Corp.
341	4.00%, 12/13/2019	343
		1,965
	Miscellaneous Manufacturing - 0.1%
	Reynolds Group Holdings, Inc.
762	4.00%, 12/01/2018	770

		2,735

11

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 5.0% - (continued)
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Federal Mogul Corp., Tranche B Term Loan
$567	2.11%, 12/29/2014	$562
	Federal Mogul Corp., Tranche C Term Loan
333	2.11%, 12/28/2015	331
	Tower Automotive Holdings USA LLC
1,110	4.75%, 04/23/2020 ☼	1,115
		2,008
Nonmetallic Mineral Product Manufacturing - 0.0%
	Glass and Glass Product Manufacturing - 0.0%
	Ardagh Holdings USA, Inc.
210	12/17/2019 ◊☼	211

Other Services - 0.1%
	Commercial/Industrial Machine and Equipment - 0.1%
	Apex Tool Group LLC
104	4.50%, 01/31/2020	105
	Rexnord LLC
873	4.00%, 08/21/2020	876
		981
Petroleum and Coal Products Manufacturing - 0.0%
	Oil and Gas Extraction - 0.0%
	Ruby Western Pipeline Holdings LLC
573	3.50%, 03/27/2020	575

Pipeline Transportation - 0.1%
	Pipeline Transportation of Crude Oil - 0.0%
	Philadelphia Energy Solutions LLC
367	6.25%, 04/04/2018	331

	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
645	4.50%, 04/30/2019	648

		979
Plastics and Rubber Products Manufacturing - 0.1%
	Plastics Product Manufacturing - 0.1%
	Berry Plastics Group, Inc.
1,538	3.50%, 02/08/2020	1,532
	Consolidated Container Co.
514	5.00%, 07/03/2019	519
		2,051
Primary Metal Manufacturing - 0.1%
	Alumina and Aluminum Production and Processing - 0.1%
	Novelis, Inc.
2,280	3.75%, 03/10/2017	2,292

Professional, Scientific and Technical Services - 0.1%
	Advertising and Related Services - 0.0%
	CBS Outdoor Americas Capital
455	01/15/2021 ◊☼	457

	Professional Services - Computer System Design and Related - 0.1%
	MoneyGram International, Inc.
779	4.25%, 03/27/2020	786
	Paradigm Ltd., Term Loan B2
305	10.50%, 07/30/2020 ☼	306
	SunGard Data Systems, Inc.
351	4.50%, 01/31/2020	352
		1,444
		1,901
Real Estate, Rental and Leasing - 0.0%
	Automotive Equipment Rental and Leasing - 0.0%
	Hertz (The) Corp.
417	3.00%, 03/11/2018	417

Retail Trade - 0.5%
	Automobile Dealers - 0.0%
	TI Automotive Ltd.
407	5.50%, 03/28/2019	409

	Automotive Parts, Accessories and Tire Stores - 0.0%
	Affinia Group, Inc.
308	4.75%, 04/25/2020	310

	Building Material and Supplies Dealers - 0.1%
	American Builders & Contractors Supply Co.
424	3.50%, 04/16/2020	426
	Ply Gem Industries, Inc.
130	01/17/2021 ◊☼	130
	Southwire Co.
1,130	02/11/2021 ◊☼	1,127
		1,683
	Department Stores - 0.0%
	J. C. Penney Co., Inc.
299	6.00%, 05/22/2018	290
	Neiman Marcus Group, Inc.
274	5.00%, 10/25/2020	277
		567
	Grocery Stores - 0.0%
	Sprouts Farmers Markets Holdings LLC
219	4.00%, 04/23/2020	220

	Other Miscellaneous Store Retailers - 0.0%
	Rite Aid Corp.
318	4.00%, 02/21/2020	319
115	5.75%, 08/21/2020	118
		437
	Specialty Food Stores - 0.2%
	Weight Watchers International, Inc.
2,640	3.75%, 04/02/2020	2,355

	Sporting Goods, Hobby and Musical Instrument Store - 0.2%
	EB Sports Corp.
2,209	11.50%, 12/31/2015 Þ	2,198

12

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 5.0% - (continued)
Retail Trade - 0.5% - (continued)
	Sporting Goods, Hobby and Musical Instrument Store - 0.2% - (continued)
	Michaels Stores, Inc.
$457	3.75%, 01/28/2020	$458
		2,656
		8,637
Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Spotless Group
275	5.00%, 10/02/2018	279

Truck Transportation - 0.0%
	Freight Trucking - General - 0.0%
	Nexeo Solutions LLC
291	5.00%, 09/09/2017	290

Utilities - 0.1%
	Electric Generation, Transmission and Distribution - 0.1%
	Dynegy Power LLC
245	4.00%, 04/23/2020	246
	Star West Generation LLC
1,370	4.25%, 03/13/2020	1,378
	Texas Competitive Electric Holdings Co. LLC
350	4.73%, 10/10/2017 ☼	244
		1,868
	Total senior floating rate interests
	(cost $80,707)	$80,861

U.S. GOVERNMENT AGENCIES - 35.0%
	FHLMC - 6.4%
$14,002	2.03%, 08/25/2018 ►	$1,102
24,000	3.00%, 02/15/2043 ☼	23,280
30,517	3.25%, 10/25/2020 ►	523
47,017	4.00%, 08/01/2025 - 02/15/2040 ☼	49,326
4,900	4.50%, 03/15/2040 ☼	5,228
14,502	5.50%, 11/01/2037 - 06/01/2041	15,855
3,594	6.00%, 01/01/2023 - 06/01/2038	3,973
3,111	13.72%, 05/15/2037 ►	512
5,593	14.84%, 12/15/2036 ►	1,021
2,235	16.29%, 01/15/2039 ►	308
10,836	20.99%, 01/15/2041 ►	1,406
		102,534
	FNMA - 17.6%
3,211	2.14%, 11/01/2022	3,036
4,610	2.15%, 10/01/2022	4,389
2,200	2.20%, 12/01/2022	2,088
1,289	2.28%, 11/01/2022	1,231
1,090	2.34%, 11/01/2022	1,044
990	2.40%, 10/01/2022	954
856	2.42%, 11/01/2022	825
878	2.47%, 11/01/2022	849
25,912	2.50%, 02/12/2029 - 08/01/2043 ☼	25,244
69,110	3.00%, 02/15/2026 - 02/15/2044 ☼	68,164
54,000	3.50%, 02/15/2026 - 02/15/2041 ☼	55,196
33,223	4.00%, 06/01/2025 - 02/15/2044 ☼	34,861
1,272	4.02%, 11/01/2028	1,305
29,826	4.50%, 08/01/2024 - 08/01/2040 ☼	31,987
16,801	5.00%, 04/01/2018 - 03/15/2040 ☼	18,267
20,158	5.50%, 01/01/2017 - 02/15/2040 ☼	22,184
5,864	6.00%, 05/01/2016 - 10/01/2038	6,506
59	7.00%, 10/01/2037	61
72	7.50%, 12/01/2029 - 09/01/2031	81
3,452	10.11%, 06/25/2042 ►	577
5,476	14.18%, 11/25/2039 ►	901
5,774	17.30%, 10/25/2036 ►	927
8,178	19.21%, 09/25/2040 ►	1,238
		281,915
	GNMA - 11.0%
3,900	3.00%, 03/15/2043 ☼	3,862
43,378	3.50%, 02/15/2042 - 05/15/2043 ☼	44,688
28,079	4.00%, 02/15/2040 - 12/20/2040 ☼	29,774
33,114	4.50%, 07/15/2033 - 06/15/2041 ☼	35,943
34,000	5.00%, 02/15/2040 - 02/15/2044 ☼	37,262
5,729	5.50%, 05/15/2033 - 02/15/2040 ☼	6,346
14,655	6.00%, 02/15/2029 - 02/15/2043 ☼	16,383
827	6.50%, 09/15/2028 - 07/15/2032	939
		175,197
	Total U.S. government agencies
	(cost $555,102)	$559,646

U.S. GOVERNMENT SECURITIES - 25.6%
U.S. Treasury Securities - 25.6%
	U.S. Treasury Bonds - 4.7%
$7,900	0.63%, 02/15/2043 ◄╦	$6,618
230	2.88%, 05/15/2043	198
9,340	3.63%, 08/15/2043 ‡	9,342
46,575	3.75%, 11/15/2043 ╦	47,659
252	4.38%, 05/15/2041	288
7,410	6.25%, 05/15/2030 ‡	10,268
		74,373
	U.S. Treasury Notes - 20.9%
104,500	0.13%, 04/15/2018 ◄‡	108,746
48,125	0.25%, 07/31/2015 Ө	48,151
44,000	0.63%, 07/15/2014 Ө	44,107
33,275	0.63%, 01/15/2024 ◄‡	33,487
55,615	0.88%, 04/30/2017 Ө	55,680
16,000	1.50%, 12/31/2018 ‡	16,010
4,700	3.13%, 04/30/2017 □	5,043
23,055	4.25%, 11/15/2014 Ө	23,792
		335,016
		409,389
	Total U.S. government securities
	(cost $406,551)	$409,389

13

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.1%
	Interest Rate Contracts - 0.1%
	Interest Rate Swaption USD
3,990	Expiration: 01/23/2024, Exercise Rate: 4.30%	$460
8,320	Expiration: 11/27/2023, Exercise Rate: 4.42%	1,033
3,595	Expiration: 01/09/2024, Exercise Rate: 4.49%	464
4,405	Expiration: 01/08/2024, Exercise Rate: 4.51%	576
		2,533
	Total call options purchased
	(cost $2,094)	$2,533

PUT OPTIONS PURCHASED - 0.2%
	Interest Rate Contracts - 0.2%
	Interest Rate Swaption USD
36,750	Expiration: 01/20/2015, Exercise Rate: 3.67%	$598
3,990	Expiration: 01/23/2024, Exercise Rate: 4.30%	411
8,320	Expiration: 11/27/2023, Exercise Rate: 4.42%	798
3,595	Expiration: 01/09/2024, Exercise Rate: 4.49%	330
4,405	Expiration: 01/08/2024, Exercise Rate: 4.51%	399
		2,536
	Total put options purchased
	(cost $2,862)	$2,536

Shares or Principal Amount ╬
PREFERRED STOCKS - 0.1%
	Diversified Banks - 0.0%
—	U.S. Bancorp	$360

	Other Diversified Financial Services - 0.0%
21	Citigroup Capital XIII	581

	Thrifts and Mortgage Finance - 0.1%
85	Federal Home Loan Mortgage Corp.	854

	Total preferred stocks
	(cost $3,068)	$1,795

	Total long-term investments
	(cost $1,840,119)	$1,872,560

SHORT-TERM INVESTMENTS - 9.3%
Repurchase Agreements - 9.3%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $19,806, collateralized by
U.S. Treasury Bill 0.07% - 0.14%, 2014,
U.S. Treasury Bond 2.75% - 11.25%,
2015 - 2043, U.S. Treasury Note 0.25%
	- 4.25%, 2014 - 2023, value of $20,202)
$19,806	0.02%, 1/31/2014	$19,806
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $6,536,
collateralized by FHLMC 3.50% -
4.00%, 2042 - 2043, FNMA 2.81% -
	4.50%, 2041 - 2042, value of $6,667)
6,536	0.02%, 1/31/2014	6,536
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $17,020, collateralized by
FHLB 0.88%, 2017, FHLMC 0.05% -
5.50%, 2014 - 2043, FNMA 2.00% -
3.50%, 2025 - 2028, GNMA 3.50%,
2042 - 2043, U.S. Treasury Note 2.38%,
	2014, value of $17,361)
17,020	0.03%, 1/31/2014	17,020
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $18,029, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $18,391)
18,029	0.02%, 1/31/2014	18,029
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $39,593,
collateralized by U.S. Treasury Bill
0.06% - 0.10%, 2014, U.S. Treasury
Bond 3.00% - 8.75%, 2017 - 2042, U.S.
Treasury Note 0.25% - 3.75%, 2015 -
	2023, value of $40,385)
39,593	0.02%, 1/31/2014	39,593
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $5,261,
collateralized by FHLMC 3.00% -
5.50%, 2019 - 2043, FNMA 3.00% -
6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $5,366)
5,261	0.03%, 1/31/2014	5,261
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $4,401, collateralized by U.S. Treasury Note 2.63%, 2014, value of $4,489)
4,401	0.02%, 1/31/2014	4,401

14

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 9.3% - (continued)
Repurchase Agreements - 9.3% - (continued)
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $37,587, collateralized by
FFCB 0.14%, 2015, FHLB 0.55%,
2017, FHLMC 3.00% - 4.38%, 2015 -
2043, FNMA 2.50% - 4.50%, 2025 -
	2043, value of $38,339)
$37,587	0.03%, 1/31/2014		$37,587
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $344, collateralized by U.S. Treasury Note 2.38%, 2015, value of $352)
344	0.01%, 1/31/2014		344
			148,577
	Total short-term investments
	(cost $148,577)		$148,577

	Total investments
	(cost $1,988,696) ▲	126.3%	$2,021,137
	Other assets and liabilities	(26.3)%	(421,074)
	Total net assets	100.0%	$1,600,063

15

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $1,989,404 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$45,744
Unrealized Depreciation	(14,011)
Net Unrealized Appreciation	$31,733

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $417,169 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts. In addition, cash of $9,754 was received from broker(s) as collateral in connection with over-the-counter swap contracts. Securities valued at $5,548, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with over-the-counter swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Ө	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2014.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $173,871, which represents 10.9% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $647, which rounds to zero percent of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date.

Þ	This security may pay interest in additional principal instead of cash.

╬	All principal or contracts amounts are in U.S. dollars unless otherwise indicated.

16

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at January 31, 2014, as listed in the table below:

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
2-Year U.S. Treasury Note Future	77	03/31/2014	$16,924	$16,956	$32	$–	$4	$–
5-Year U.S. Treasury Note Future	762	03/31/2014	91,239	91,916	677	–	113	–
U.S. Treasury Long Bond Future	313	03/20/2014	41,122	41,815	693	–	94	(2)
Total			$149,285	$150,687	$1,402	$–	$211	$(2)
Short position contracts:
10-Year U.S. Treasury Note Future	1,647	03/20/2014	$204,935	$207,110	$–	$(2,175)	$21	$(525)
U.S. Treasury Ultra Long Term Bond Future	75	03/20/2014	10,365	10,786	–	(421)	–	(23)
Total			$215,300	$(217,896)	$–	$(2,596)	$21	$(548)
Total futures contracts			$66,015	$67,209	$1,402	$(2,596)	$232	$(550)

* The number of contracts does not omit 000's.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Sell	03/19/2014	CBA	$32,528	$33,364	$–	$(836)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Paid (Received)	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
CDX.NA.HY.21	CME		$43,180	(5.00)%	12/20/18	$(2,926)	$(2,808)	$118	$–	$–	$(12)
CDX.NA.IG.20	CME		131,125	(1.00)%	12/20/18	(1,829)	(1,771)	58	–	–	(20)
ITRX.EUR.20	ICE	EUR	2,680	(1.00)%	12/20/18	(27)	(31)	–	(4)	1	–
ITRX.XOV.20	ICE	EUR	20,360	(5.00)%	12/20/18	(2,466)	(2,173)	293	–	85	–
Total						$(7,248)	$(6,783)	$469	$(4)	$86	$(32)

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

17

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014

		Notional	(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Rate	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY	$2,959	(0.32)%	07/25/45	$1,079	$–	$766	$–	$(313)
ABX.HE.AAA.06	BCLY	5,024	(0.18)%	07/25/45	526	–	195	–	(331)
ABX.HE.AAA.06	CSI	1,764	(0.18)%	07/25/45	26	–	68	42	–
ABX.HE.AAA.06	DEUT	385	(0.11)%	05/25/46	92	–	100	8	–
ABX.HE.AAA.06	GSC	3,282	(0.18)%	07/25/45	295	–	127	–	(168)
ABX.HE.AAA.06	JPM	202	(0.18)%	07/25/45	8	–	8	–	–
ABX.HE.AAA.06	JPM	1,022	(0.18)%	07/25/45	38	–	40	2	–
ABX.HE.AAA.06	MSC	396	(0.18)%	07/25/45	32	–	15	–	(17)
ABX.HE.AAA.06	MSC	396	(0.18)%	07/25/45	13	–	15	2	–
ABX.HE.PENAAA.06	BCLY	146	(0.11)%	05/25/46	24	–	28	4	–
ABX.HE.PENAAA.06	GSC	2,359	(0.11)%	05/25/46	590	–	447	–	(143)
ABX.HE.PENAAA.06	JPM	2,532	(0.11)%	05/25/46	632	–	479	–	(153)
ABX.HE.PENAAA.06	MSC	1,236	(0.11)%	05/25/46	300	–	234	–	(66)
ABX.HE.PENAAA.07	GSC	1,138	(0.09)%	08/25/37	472	–	357	–	(115)
CMBX.NA.A.1	BOA	1,295	(0.35)%	10/12/52	413	–	474	61	–
CMBX.NA.A.1	DEUT	2,490	(0.35)%	10/12/52	1,150	–	912	–	(238)
CMBX.NA.A.1	GSC	1,155	(0.35)%	10/12/52	523	–	423	–	(100)
CMBX.NA.A.1	JPM	255	(0.35)%	10/12/52	96	–	93	–	(3)
CMBX.NA.A.1	MSC	350	(0.35)%	10/12/52	145	–	128	–	(17)
CMBX.NA.AA.1	CSI	3,055	(0.25)%	10/12/52	698	–	590	–	(108)
CMBX.NA.AA.1	DEUT	3,050	(0.25)%	10/12/52	644	–	589	–	(55)
CMBX.NA.AA.1	JPM	325	(0.25)%	10/12/52	63	–	63	–	–
CMBX.NA.AA.1	JPM	320	(0.25)%	10/12/52	61	–	62	1	–
CMBX.NA.AA.1	UBS	7,940	(0.25)%	10/12/52	1,812	–	1,534	–	(278)
CMBX.NA.AA.2	BOA	3,904	(0.15)%	03/15/49	1,482	–	1,211	–	(271)
CMBX.NA.AA.2	CSI	2,231	(0.15)%	03/15/49	733	–	693	–	(40)
CMBX.NA.AA.2	GSC	975	(0.15)%	03/15/49	355	–	302	–	(53)
CMBX.NA.AA.2	JPM	281	(0.15)%	03/15/49	99	–	87	–	(12)
CMBX.NA.AA.2	MSC	1,208	(0.15)%	03/15/49	442	–	375	–	(67)
CMBX.NA.AJ.1	DEUT	655	(0.84)%	10/12/52	45	–	27	–	(18)
CMBX.NA.AJ.1	JPM	270	(0.84)%	10/12/52	16	–	11	–	(5)
CMBX.NA.AJ.1	MSC	1,170	(0.84)%	10/12/52	82	–	49	–	(33)
CMBX.NA.AJ.4	JPM	90	(0.96)%	02/17/51	23	–	21	–	(2)
CMBX.NA.AJ.4	MSC	1,867	(0.96)%	02/17/51	731	–	439	–	(292)
CMBX.NA.AM.2	CSI	3,645	(0.50)%	03/15/49	224	–	101	–	(123)
CMBX.NA.AM.2	DEUT	3,645	(0.50)%	03/15/49	210	–	101	–	(109)
CMBX.NA.AM.2	JPM	385	(0.50)%	03/15/49	13	–	11	–	(2)
CMBX.NA.AM.2	MSC	705	(0.50)%	03/15/49	35	–	20	–	(15)
CMBX.NA.AM.4	BOA	890	(0.50)%	02/17/51	107	–	63	–	(44)
CMBX.NA.AM.4	CSI	510	(0.50)%	02/17/51	59	–	36	–	(23)
CMBX.NA.AM.4	GSC	475	(0.50)%	02/17/51	60	–	34	–	(26)
CMBX.NA.AM.4	JPM	60	(0.50)%	02/17/51	5	–	4	–	(1)
CMBX.NA.AM.4	MSC	2,155	(0.50)%	02/17/51	369	–	152	–	(217)
Total					$14,822	$–	$11,484	$120	$(3,458)
Sell protection:
CDX.EM.20	GSC	$4,650	5.00%	12/20/18	$512	$–	$322	$–	$(190)
CMBX.NA.AAA.6	CSI	6,365	0.50%	05/11/63	–	(231)	(178)	53	–
CMBX.NA.AAA.6	CSI	12,760	0.50%	05/11/63	–	(307)	(356)	–	(49)
CMBX.NA.AAA.6	DEUT	5,425	0.50%	05/11/63	–	(132)	(151)	–	(19)
CMBX.NA.AAA.6	JPM	2,640	0.50%	05/11/63	–	(89)	(73)	16	–
CMBX.NA.AAA.6	UBS	12,370	0.50%	05/11/63	–	(312)	(346)	–	(34)
CMBX.NA.BB.6	BOA	1,945	5.00%	05/11/63	–	(19)	(50)	–	(31)

18

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014 - (continued)

		Notional	(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Rate	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
CMBX.NA.BB.6	CBK	$1,515	5.00%	05/11/63	$–	$(12)	$(39)	$–	$(27)
CMBX.NA.BB.6	CSI	1,280	5.00%	05/11/63	–	(23)	(33)	–	(10)
CMBX.NA.BB.6	CSI	845	5.00%	05/11/63	–	(72)	(22)	50	–
CMBX.NA.BB.6	CSI	1,160	5.00%	05/11/63	6	–	(30)	–	(36)
CMBX.NA.BB.6	MSC	160	5.00%	05/11/63	–	(10)	(4)	6	–
CMBX.NA.BB.6	UBS	920	5.00%	05/11/63	23	–	(24)	–	(47)
CMBX.NA.BB.7	CSI	655	5.00%	01/17/47	–	(42)	(42)	–	–
CMBX.NA.BB.7	GSC	1,625	5.00%	01/17/47	–	(100)	(105)	–	(5)
CMBX.NA.BBB-.6	CSI	1,140	3.00%	05/11/63	–	(93)	(31)	62	–
CMBX.NA.BBB-.6	CSI	1,640	3.00%	05/11/63	3	–	(45)	–	(48)
CMBX.NA.BBB-.6	DEUT	1,187	3.00%	05/11/63	–	(34)	(33)	1	–
CMBX.NA.BBB-.7	CSI	1,315	3.00%	01/17/47	–	(79)	(79)	–	–
CMBX.NA.BBB-.7	CSI	1,315	3.00%	01/17/47	–	(88)	(80)	8	–
PrimeX.ARM.1	JPM	22	4.42%	06/25/36	2	–	2	–	–
PrimeX.ARM.1	MSC	537	4.42%	06/25/36	16	–	55	39	–
PrimeX.ARM.2	JPM	195	4.58%	12/25/37	6	–	6	–	–
PrimeX.ARM.2	MSC	3,706	4.58%	06/25/36	–	(272)	110	382	–
PrimeX.ARM.2	MSC	357	4.58%	12/25/37	12	–	11	–	(1)
PrimeX.FRM.1	JPM	399	4.42%	07/25/36	41	–	41	–	–
PrimeX.FRM.1	JPM	19	4.42%	07/25/36	2	–	2	–	–
Total					$623	$(1,915)	$(1,172)	$617	$(497)
Total traded indices					$15,445	$(1,915)	$10,312	$737	$(3,955)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Spreadlock Swap Contracts Outstanding at January 31, 2014

			Notional	Determination	Upfront Premiums	Upfront Premiums		Unrealized Appreciation/(Depreciation)
Counterparty	Strike		Amount	Date	Paid	Received	Market Value ╪	Asset	Liability
CBK†	0.73	%*	$165,000	04/21/14	$–	$–	$236	$236	$–
CBK†	0.78	%*	164,000	07/07/14	–	–	152	152	–
					$–	$–	$388	$388	$–

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2014, the aggregate market value of these securities was $388, which rounds to zero percent of total net assets.

*	This is a spreadlock swap between the 10-Year constant maturity swap curve ("CMS") and the yield to maturity on a 30-Year FNMA. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is greater than the strike, the Fund will receive money from the counterparty based on this differential on the determination date. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is less than the strike, the Fund will pay the counterparty on the determination date.

19

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Securities Sold Short Outstanding at January 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 3.50%	$9,100	02/15/2041	$9,209	$(171)
FHLMC, 4.50%	11,200	02/15/2040	11,988	2
FHLMC, 5.50%	14,500	02/15/2040	15,880	(39)
FNMA, 6.00%	2,700	02/15/2040	2,991	(1)
GNMA, 3.00%	5,700	02/15/2042	5,649	(84)
GNMA, 3.50%	16,500	02/15/2041	16,972	(319)
GNMA, 4.00%	20,500	02/15/2040	21,731	(133)
GNMA, 4.50%	800	02/15/2040	869	(10)
			$85,289	$(755)

At January 31, 2014, the aggregate market value of these securities represents 5.3% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
EUR	EURO
JPY	Japanese Yen
USD	U.S. Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Municipal Bond Abbreviations:
FA	Finance Authority
GO	General Obligation
Rev	Revenue
Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

20

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Credit Exposure

as of January 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa / AAA	40.1%
Aa / AA	32.0
A	6.7
Baa / BBB	20.6
Ba / BB	6.6
B	3.4
Caa / CCC or Lower	6.4
Not Rated	0.8
Non-Debt Securities and Other Short-Term Instruments	9.7
Other Assets and Liabilities	(26.3)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.
21

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$271,449	$–	$225,720	$45,729
Call Options Purchased	2,533	–	2,533	–
Corporate Bonds	477,619	–	474,038	3,581
Foreign Government Obligations	40,253	–	40,253	–
Municipal Bonds	26,479	–	26,479	–
Preferred Stocks	1,795	1,795	–	–
Put Options Purchased	2,536	–	2,536	–
Senior Floating Rate Interests	80,861	–	80,861	–
U.S. Government Agencies	559,646	–	559,646	–
U.S. Government Securities	409,389	196,510	212,879	–
Short-Term Investments	148,577	–	148,577	–
Total	$2,021,137	$198,305	$1,773,522	$49,310
Credit Default Swaps *	1,206	–	1,206	–
Futures *	1,402	1,402	–	–
Spreadlock Swaps *	388	–	–	388
Total	$2,996	$1,402	$1,206	$388
Liabilities:
Securities Sold Short	$85,289	$–	$85,289	$–
Total	$85,289	$–	$85,289	$–
Credit Default Swaps *	3,959	–	3,959	–
Foreign Currency Contracts *	836	–	836	–
Futures *	2,596	2,596	–	–
Total	$7,391	$2,596	$4,795	$–

♦	For the three-month period ended January 31, 2014, investments valued at $27,730 were transferred from Level 1 to Level 2, and investments valued at $367 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.
22

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$44,890	$213		$1,109	†	$648	$2,401	$(1,086)	$607	$(3,053)	$45,729
Corporate Bonds	2,538	10		59	‡	—	1,384	(410)	—	—	3,581
U.S. Government Agencies	1,301	—		—		—	—	—	—	(1,301)	—
Total	$48,729	$223		$1,168		$648	$3,785	$(1,496)	$607	$(4,354)	$49,310
Swaps§	$39	$—	**	$349	††	$—	$—	$—	$—	$—	$388
Total	$39	$—		$349		$—	$—	$—	$—	$—	$388

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $1,109.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(3).
§	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
**	The realized gain (loss) earned for swaps during the period ended January 31, 2014 was $116.
††	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $351.

23

The Hartford Unconstrained Bond Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 25.1%
Computer and Electronic Product Manufacturing - 0.3%
	Computer and Peripheral Equipment Manufacturing - 0.3%
	SBA Tower Trust
$310	3.60%, 04/15/2043 ■‡	$303

Finance and Insurance - 24.8%
	Real Estate Credit (Mortgage Banking) - 24.8%
	American Home Mortgage Assets Trust
150	0.28%, 03/25/2047 ╦Δ	116
201	1.07%, 10/25/2046 ╦Δ	147
	Amortizing Residential Collateral Trust
126	0.80%, 08/25/2032 ‡Δ	116
	Asset Backed Funding Certificates
176	0.38%, 01/25/2037 ╦Δ	104
	Banc of America Commercial Mortgage, Inc.
540	5.27%, 11/10/2042 Δ	558
235	5.63%, 07/10/2046 ╦Δ	255
	Banc of America Funding Corp.
165	0.35%, 10/20/2036 ╦Δ	118
62	5.85%, 01/25/2037 ╦	51
	Banc of America Mortgage Securities
131	2.77%, 09/25/2035 Δ	125
	BB-UBS Trust
145	3.43%, 11/05/2036 ■╦	137
	BCAP LLC Trust
191	0.33%, 01/25/2037 ╦Δ	141
240	0.34%, 03/25/2037 ╦Δ	195
162	0.37%, 05/25/2047 ╦Δ	114
	Bear Stearns Adjustable Rate Mortgage Trust
64	2.38%, 02/25/2036 ╦Δ	64
	Bear Stearns Alt-A Trust
461	0.48%, 08/25/2036 ╦Δ	315
305	0.54%, 05/25/2036 ╦Δ	200
316	0.66%, 01/25/2036 ╦Δ	196
	Bear Stearns Commercial Mortgage Securities, Inc.
227	5.14%, 10/12/2042 ╦Δ	240
235	5.71%, 06/11/2040 ╦Δ	264
	CFCRE Commercial Mortgage Trust
195	3.83%, 12/15/2047 ‡	200
	Chase Mortgage Finance Corp.
350	5.50%, 11/25/2035 ‡	345
	Citigroup Commercial Mortgage Trust
396	0.51%, 03/25/2037 ‡Δ	213
110	4.25%, 09/10/2046 ■	81
90	5.11%, 09/10/2046 ‡	93
100	5.11%, 09/12/2046 ■Δ	92
375	6.13%, 12/10/2049 ‡Δ	426
	Citigroup/Deutsche Bank Commercial Mortgage Trust
450	5.32%, 12/11/2049 ‡	495
	Commercial Mortgage Loan Trust
120	4.75%, 11/15/2045 ■‡	99
240	6.01%, 12/10/2049 ‡Δ	267
	Commercial Mortgage Pass-Through Certificates
1,721	1.64%, 07/10/2046 ■►	103
20	2.85%, 10/15/2045 ‡	19
150	3.96%, 02/10/2047 ‡	154
210	4.02%, 07/10/2045 ‡	218
75	5.75%, 06/10/2046 Δ	82
	Community or Commercial Mortgage Trust
195	3.21%, 03/10/2046 ‡	190
255	4.24%, 07/10/2045 Δ	270
	Countrywide Alternative Loan Trust
174	0.48%, 11/25/2035 ‡Δ	138
450	5.75%, 05/25/2036	377
	Countrywide Home Loans, Inc.
323	2.73%, 09/25/2047 Δ	271
205	5.05%, 11/20/2035 ‡Δ	178
	CS First Boston Mortgage Securities Corp.
375	4.88%, 04/15/2037 ‡	379
	CW Capital Cobalt Ltd.
260	5.22%, 08/15/2048	280
	Deutsche Alt-A Securities, Inc. Mortgage
211	0.28%, 08/25/2036 ‡Δ	149
111	0.31%, 03/25/2037 ‡Δ	68
	Downey S & L Assoc Mortgage Loan Trust
160	1.06%, 03/19/2046 Δ	123
	Equity One ABS, Inc.
21	5.46%, 12/25/2033 ‡	14
	First Horizon Alternative Mortgage Securities
485	2.21%, 04/25/2036 ‡Δ	405
571	2.24%, 09/25/2035 ‡Δ	498
	First Horizon Mortgage Pass-through Trust
263	2.53%, 08/25/2037 Δ	220
	FREMF Mortgage Trust
200	3.60%, 05/25/2046 ■	184
90	3.63%, 07/25/2046 ■‡Δ	77
50	3.95%, 08/25/2023 ■Δ	44
55	4.18%, 05/25/2045 ■	54
	Fremont Home Loan Trust
145	0.31%, 10/25/2036 ‡Δ	73
	GE Capital Commercial Mortgage Corp.
190	5.31%, 11/10/2045 Δ	202
	GE Commercial Mortgage Corp. Trust
355	5.28%, 03/10/2044 Δ	379
	GMAC Commercial Mortgage Securities, Inc.
55	5.24%, 11/10/2045 Δ	58
	GMAC Mortgage Corp. Loan Trust
34	3.00%, 04/19/2036 ‡Δ	30
133	3.12%, 09/19/2035 Δ	126
	Goldman Sachs Mortgage Securities Corp.
85	3.38%, 05/10/2045 ‡	86
	Goldman Sachs Mortgage Securities Trust
150	2.95%, 11/05/2034 ■‡	142
230	4.07%, 01/10/2024 ☼Δ	237
395	4.86%, 11/10/2045 ■‡Δ	372

1

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 25.1% - (continued)
Finance and Insurance - 24.8% - (continued)
	Real Estate Credit (Mortgage Banking) - 24.8% - (continued)
	Goldman Sachs Mortgage Securities Trust - (continued)
$525	5.00%, 05/10/2045 ■‡Δ	$429
	Greenwich Capital Commercial Funding Corp.
300	5.74%, 12/10/2049	336
368	5.82%, 07/10/2038 ‡Δ	401
	GSAA Home Equity Trust
25	0.21%, 12/25/2046 ‡Δ	18
1,079	0.24%, 02/25/2037 ‡Δ	585
136	0.25%, 12/25/2036 ‡Δ	72
433	0.26%, 03/25/2037 ‡Δ	219
285	0.32%, 07/25/2036 ‡Δ	136
35	0.33%, 03/25/2047 ‡Δ	17
74	0.39%, 04/25/2047 ‡Δ	43
189	0.40%, 11/25/2036 ‡Δ	111
204	0.48%, 04/25/2047 ‡Δ	119
418	5.98%, 06/25/2036 ‡	246
	GSAMP Trust
183	0.25%, 01/25/2037 ‡Δ	98
	GSR Mortgage Loan Trust
486	2.63%, 01/25/2036 Δ	438
432	2.78%, 04/25/2035 ‡Δ	418
121	2.79%, 10/25/2035 Δ	107
	Harborview Mortgage Loan Trust
151	0.32%, 05/25/2038 ‡Δ	113
297	0.35%, 01/19/2038 ‡Δ	248
361	0.38%, 05/19/2047 ‡Δ	160
1,091	0.40%, 12/19/2036 ‡Δ	715
219	0.49%, 09/19/2035 ‡Δ	168
409	2.71%, 01/19/2035 ‡Δ	403
	Hilton USA Trust
150	2.66%, 11/05/2030 ■‡	151
100	2.92%, 11/05/2030 ■‡	100
315	3.92%, 11/05/2030 ■‡Δ	315
	Home Equity Loan Trust
188	2.43%, 11/25/2035 ‡Δ	178
	IndyMac Index Mortgage Loan Trust
133	0.44%, 07/25/2035 ‡Δ	113
87	0.45%, 01/25/2036 ‡Δ	56
479	0.56%, 07/25/2046 ‡Δ	254
156	2.61%, 12/25/2036 ‡Δ	135
	JP Morgan Chase Commercial Mortgage Securities Corp.
495	1.66%, 02/12/2051 ‡Δ	473
205	2.75%, 10/15/2045 ■	136
390	2.83%, 10/15/2045	373
200	3.91%, 05/05/2030 ■Δ	200
200	4.67%, 10/15/2045 ■Δ	188
300	5.20%, 12/15/2044 ‡Δ	319
316	5.34%, 08/12/2037 ‡	328
70	5.71%, 02/12/2049 ‡Δ	78
	JP Morgan Mortgage Trust
142	2.68%, 04/25/2037 ‡Δ	123
512	2.73%, 05/25/2036 ‡Δ	467
132	2.74%, 09/25/2035 Δ	129
	LB-UBS Commercial Mortgage Trust
215	4.95%, 09/15/2030	224
267	5.43%, 02/15/2040	295
164	5.86%, 07/15/2040 ‡	177
54	5.86%, 06/15/2038 ‡Δ	59
140	5.87%, 09/15/2045	157
120	6.15%, 04/15/2041 ‡Δ	138
	Lehman XS Trust
132	0.37%, 07/25/2046 ‡Δ	102
	Long Beach Asset Holdings Corp.
45	0.00%, 04/25/2046 ■●	—
	Merrill Lynch Mortgage Investors Trust
116	2.77%, 07/25/2035 ‡Δ	99
	Merrill Lynch Mortgage Trust
85	4.75%, 06/12/2043 ‡	88
91	5.28%, 11/12/2037 ‡Δ	96
	Morgan Stanley Capital I
60	4.99%, 08/13/2042	63
55	5.16%, 10/12/2052 ‡Δ	59
113	5.67%, 10/15/2042 Δ	121
213	5.69%, 04/15/2049 ‡Δ	236
	Morgan Stanley Capital Investments
155	5.81%, 12/12/2049	174
	Morgan Stanley Mortgage Loan Trust
1,271	0.33%, 05/25/2036 - 11/25/2036 ‡Δ	602
	Nationstar Home Equity Loan Trust
22	0.00%, 03/25/2037 ■●†	—
	OBP Depositor LLC Trust
100	4.65%, 07/15/2045 ■	110
	Residential Accredit Loans, Inc.
624	1.42%, 11/25/2037 ‡Δ	381
	Residential Asset Securitization Trust
99	0.61%, 03/25/2035 Δ	77
	RFMSI Trust
15	3.15%, 04/25/2037 ‡Δ	13
	Securitized Asset Backed Receivables LLC
298	0.25%, 07/25/2036 ‡Δ	138
	Sequoia Mortgage Trust
111	2.46%, 07/20/2037 Δ	91
	Soundview Home Equity Loan Trust, Inc.
1,085	0.40%, 07/25/2036 ‡Δ	542
	Springleaf Mortgage Loan Trust
240	3.52%, 12/25/2065 ■	236
	Structured Adjustable Rate Mortgage Loan Trust
268	0.31%, 02/25/2037 ‡Δ	190
695	2.36%, 02/25/2036 Δ	518
	Structured Asset Mortgage Investments, Inc.
167	0.38%, 05/25/2046 ‡Δ	94
410	0.39%, 02/25/2036 ‡Δ	324

2

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 25.1% - (continued)
Finance and Insurance - 24.8% - (continued)
		Real Estate Credit (Mortgage Banking) - 24.8% - (continued)
		UBS-Barclays Commercial Mortgage Trust
	$230	2.97%, 04/10/2046 ‡	$220
	250	3.18%, 03/10/2046 ‡Δ	243
	130	4.23%, 03/10/2046 ■‡	112
		VNO Mortgage Trust
	160	3.95%, 12/13/2029 ■Δ	157
		Wachovia Bank Commercial Mortgage Trust
	145	4.94%, 04/15/2042 ╦	150
	142	5.29%, 07/15/2041 Δ	143
	54	5.42%, 01/15/2045 ╦Δ	57
		Wells Fargo Alternative Loan Trust
	60	2.67%, 12/28/2037 Δ	48
		Wells Fargo Commercial Mortgage Trust
	489	2.92%, 10/15/2045 ╦	471
		Wells Fargo Mortgage Backed Securities Trust
	276	2.63%, 04/25/2036 Δ	262
		WF-RBS Commercial Mortgage Trust
	145	3.20%, 03/15/2048	142
	4,800	3.87%, 11/15/2044 ■►	485
	30	4.28%, 03/01/2048 Δ	29
	375	4.80%, 11/15/2045 ■╦Δ	313
	25	4.90%, 06/15/2044 ■╦	28
	145	5.00%, 06/15/2044 ■╦	124
	65	5.56%, 04/15/2045 ■╦Δ	64
			30,135
		Total asset & commercial mortgage backed securities
		(cost $29,700)	$30,438

CORPORATE BONDS - 8.1%
Administrative Waste Management and Remediation - 0.2%
		Investigation and Security Services - 0.1%
		ADT Corp.
	$140	6.25%, 10/15/2021 ■╦	$145

		Waste Treatment and Disposal - 0.1%
		Clean Harbors, Inc.
	95	5.25%, 08/01/2020 ‡	97

			242
Apparel Manufacturing - 0.1%
		Cut and Sew Apparel Manufacturing - 0.1%
		Hanesbrands, Inc.
	90	6.38%, 12/15/2020 ‡	98

Arts, Entertainment and Recreation - 0.1%
		Data Processing, Hosting and Related Services - 0.1%
		NCR Corp.
	80	4.63%, 02/15/2021 ‡	78
	5	5.00%, 07/15/2022 ‡	5
			83
		Newspaper, Periodical, Book and Database Publisher - 0.0%
		Gannett Co., Inc.
	35	5.13%, 10/15/2019 - 07/15/2020 ■‡	36

			119
Computer and Electronic Product Manufacturing - 0.0%
		Computer and Peripheral Equipment Manufacturing - 0.0%
		Seagate HDD Cayman
	10	6.88%, 05/01/2020 ‡	11

Finance and Insurance - 2.6%
		Depository Credit Banking - 0.2%
		Citigroup, Inc.
	190	6.68%, 09/13/2043 ‡	218

		Insurance Carriers - 0.9%
		AXA S.A.
	295	6.46%, 12/14/2018 ■╦♠Δ	302
		Mapfre S.A.
EUR	300	5.92%, 07/24/2037	411
		Prudential Financial, Inc.
	380	5.10%, 08/15/2043 ‡	389
			1,102
		International Trade Financing (Foreign Banks) - 0.1%
		Royal Bank of Scotland Group plc
	80	6.13%, 12/15/2022 ‡	82

		Nondepository Credit Banking - 0.4%
		Ally Financial, Inc.
	50	5.50%, 02/15/2017 ╦	54
		CIT Group, Inc.
	80	5.25%, 03/15/2018 ‡	85
	104	5.50%, 02/15/2019 ■‡	111
		SLM Corp.
	150	5.50%, 01/15/2019 ‡	154
	115	8.45%, 06/15/2018 ‡	133
			537
		Other Financial Investment Activities - 0.2%
		Ladder Capital Finance Holdings LLC
	26	7.38%, 10/01/2017 ‡	27
		Softbank Corp.
	200	4.50%, 04/15/2020 ■‡	197
			224
		Securities and Commodity Contracts and Brokerage - 0.8%
		JP Morgan Chase & Co.
	720	5.63%, 08/16/2043 ‡	764
		UBS AG Jersey Branch
	200	7.25%, 02/22/2022 §	217
			981
			3,144

3

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 8.1% - (continued)
Health Care and Social Assistance - 0.5%
	General Medical and Surgical Hospitals - 0.5%
	Community Health Systems, Inc.
$35	5.13%, 08/01/2021 ■‡	$35
	HCA, Inc.
205	6.50%, 02/15/2020 ‡	226
82	7.50%, 11/15/2095 ‡	71
65	8.50%, 04/15/2019 ‡	68
	Tenet Healthcare Corp.
190	6.00%, 10/01/2020 ■‡	200
		600
	Individual and Family Services - 0.0%
	Wellcare Health Plans, Inc.
20	5.75%, 11/15/2020 ╦	21

		621
Information - 1.8%
	Cable and Other Program Distribution - 0.7%
	DISH DBS Corp.
121	5.88%, 07/15/2022 ‡	121
70	6.75%, 06/01/2021 ‡	75
	Rogers Communications, Inc.
475	8.75%, 05/01/2032 ‡	640
		836
	Data Processing Services - 0.1%
	Audatex North America, Inc.
95	6.00%, 06/15/2021 ■╦	99

	Software Publishers - 0.1%
	Activision Blizzard
140	5.63%, 09/15/2021 ■╦	145

	Telecommunications - Other - 0.2%
	Sprint Nextel Corp.
207	7.00%, 03/01/2020 ■‡	233
53	9.00%, 11/15/2018 ■‡	64
		297
	Telecommunications - Wireless Carriers - 0.7%
	MetroPCS Wireless, Inc.
125	6.63%, 11/15/2020 ‡	132
	MTS International Funding Ltd.
240	5.00%, 05/30/2023 ■‡	221
	T-Mobile USA, Inc.
30	5.25%, 09/01/2018 ■‡	32
125	6.46%, 04/28/2019 ‡	131
	Vimpelcom Holdings
285	5.95%, 02/13/2023 ■╦	267
		783
		2,160
Machinery Manufacturing - 0.2%
	Agriculture, Construction, Mining and Machinery - 0.2%
	Case New Holland, Inc.
170	7.88%, 12/01/2017 ‡	199

Mining - 0.0%
	Coal Mining - 0.0%
	Peabody Energy Corp.
50	6.50%, 09/15/2020 ‡	52

Nonmetallic Mineral Product Manufacturing - 0.2%
	Cement and Concrete Product Manufacturing - 0.2%
	Grupo Cementos Chihuahua
260	8.13%, 02/08/2020 ■	271

Petroleum and Coal Products Manufacturing - 0.3%
	Oil and Gas Extraction - 0.3%
	Continental Resources, Inc.
55	5.00%, 09/15/2022 ‡	56
	EDC Finance Ltd.
250	4.88%, 04/17/2020 ■	237
	Harvest Operations Corp.
21	6.88%, 10/01/2017 ‡	23
	Newfield Exploration Co.
50	5.75%, 01/30/2022 ‡	52
45	6.88%, 02/01/2020 ‡	48
		416
Pipeline Transportation - 0.9%
	Pipeline Transportation of Natural Gas - 0.9%
	El Paso Corp.
105	7.00%, 06/15/2017 ‡	119
70	7.80%, 08/01/2031 ‡	72
	Energy Transfer Equity L.P.
650	5.95%, 10/01/2043 ‡	671
130	7.50%, 10/15/2020 ‡	146
	Kinder Morgan Finance Co.
75	6.00%, 01/15/2018 ■‡	82
		1,090
Primary Metal Manufacturing - 0.0%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.0%
	United States Steel Corp.
10	7.38%, 04/01/2020 ╦	11

Printing and Related Support Activities - 0.0%
	Printing and Related Support Activities - 0.0%
	Valassis Communications, Inc.
40	6.63%, 02/01/2021 ╦	41

Real Estate, Rental and Leasing - 0.3%
	Industrial Machinery and Equipment Rental and Leasing - 0.3%
	International Lease Finance Corp.
40	5.65%, 06/01/2014 ‡	41
160	5.88%, 04/01/2019 ‡	172
75	6.75%, 09/01/2016 ■‡	83
		296
Retail Trade - 0.4%
	Building Material and Supplies Dealers - 0.1%
	Building Materials Corp.
75	6.75%, 05/01/2021 ■‡	81
15	7.50%, 03/15/2020 ■‡	16
		97

4

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 8.1% - (continued)
Retail Trade - 0.4% - (continued)
		Clothing Stores - 0.1%
		Carter's, Inc.
	$170	5.25%, 08/15/2021 ■‡	$172

		Electronics and Appliance Stores - 0.2%
		Arcelik AS
	230	5.00%, 04/03/2023 ■	197

		Other Miscellaneous Store Retailers - 0.0%
		Sotheby's
	65	5.25%, 10/01/2022 ■‡	61

			527
Transportation Equipment Manufacturing - 0.1%
		Ship and Boat Building - 0.1%
		Huntington Ingalls Industries, Inc.
	25	6.88%, 03/15/2018 ‡	27
	65	7.13%, 03/15/2021 ‡	71
			98
Utilities - 0.4%
		Electric Generation, Transmission and Distribution - 0.4%
		AES (The) Corp.
	190	8.00%, 06/01/2020 ╦	220
		Calpine Corp.
	133	7.50%, 02/15/2021 ■‡	145
		Dolphin Subsidiary II, Inc.
	30	7.25%, 10/15/2021 ‡	30
		IPALCO Enterprises, Inc.
	40	7.25%, 04/01/2016 ■‡	44
			439
		Total corporate bonds
		(cost $9,598)	$9,835

FOREIGN GOVERNMENT OBLIGATIONS - 8.2%
		Argentina - 0.3%
		Argentina (Republic of)
	$475	7.00%, 04/17/2017	$363
	105	8.28%, 12/31/2033	65
			428
		Brazil - 0.3%
		Brazil (Republic of)
	100	5.63%, 01/07/2041 ‡	95
	100	5.88%, 01/15/2019 ‡	111
	40	8.25%, 01/20/2034 ‡	50
	50	11.00%, 08/17/2040 ‡	57
			313
		Colombia - 0.1%
		Colombia (Republic of)
	100	7.38%, 09/18/2037 ‡	120
COP	9,000	9.85%, 06/28/2027 ╦	6
	15	11.75%, 02/25/2020 ‡	21
COP	15,000	12.00%, 10/22/2015 ╦	8
			155
		Hungary - 0.2%
		Hungary (Republic of)
	36	5.38%, 02/21/2023 ‡	35
	15	6.25%, 01/29/2020 ‡	16
HUF	21,550	6.75%, 08/22/2014 - 02/24/2017 ╦	96
HUF	6,030	7.50%, 11/12/2020 ╦	29
	24	7.63%, 03/29/2041 ‡	26
			202
		Indonesia - 0.2%
		Indonesia (Republic of)
	100	6.88%, 01/17/2018 ╦§	112
	100	7.75%, 01/17/2038 ╦§	111
			223
		Japan - 4.2%
		Japan (Government of)
JPY	492,020	0.10%, 09/10/2023 ◄╦	5,142

		Malaysia - 0.2%
		Malaysia (Government of)
MYR	55	3.74%, 02/27/2015	17
MYR	335	4.26%, 09/15/2016 ╦	102
MYR	155	4.39%, 04/15/2026 ╦	46
MYR	125	5.09%, 04/30/2014 ╦	38
MYR	155	5.73%, 07/30/2019 ╦	50
			253
		Mexico - 0.7%
		Mexican Bonos
MXN	2,854	6.50%, 06/10/2021 ╦	216
MXN	834	7.75%, 12/14/2017 - 05/29/2031 ╦	65
MXN	673	8.50%, 11/18/2038 ╦	54
MXN	2,290	9.50%, 12/18/2014 ╦	180
MXN	8	10.00%, 12/05/2024 ╦	1
		United Mexican States
	190	3.63%, 03/15/2022 ‡	187
	176	4.75%, 03/08/2044 ‡	155
			858
		Panama - 0.1%
		Panama (Republic of)
	4	7.25%, 03/15/2015 ‡	4
	45	8.88%, 09/30/2027 ‡	60
			64
		Peru - 0.1%
		Peru (Republic of)
PEN	15	6.90%, 08/12/2037 ╦	5
PEN	25	6.95%, 08/12/2031 ╦	9
PEN	65	7.84%, 08/12/2020 ╦	26
	60	8.75%, 11/21/2033 ‡	84
	25	9.88%, 02/06/2015 ‡	27
			151
		Philippines - 0.2%
		Philippines (Republic of)
	165	10.63%, 03/16/2025 ‡	253

5

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 8.2% - (continued)
		Poland - 0.4%
		Poland (Republic of)
PLN	425	5.25%, 10/25/2020 ╦	$140
PLN	510	5.50%, 04/25/2015 - 10/25/2019 ╦	168
PLN	400	5.75%, 04/25/2014 ╦	128
			436
		Russia - 0.3%
		Russia (Federation of)
	100	3.63%, 04/29/2015 ╦§	103
	100	5.00%, 04/29/2020 ╦§	106
	75	7.50%, 03/31/2030 §‡	87
	35	12.75%, 06/24/2028 ╦§	59
			355
		South Africa - 0.3%
		South Africa (Republic of)
ZAR	325	6.25%, 03/31/2036 ╦	21
ZAR	1,760	6.75%, 03/31/2021 ╦	143
	100	6.88%, 05/27/2019 ‡	112
ZAR	900	8.25%, 09/15/2017 ╦	82
			358
		Turkey - 0.4%
		Turkey (Republic of)
	200	5.13%, 03/25/2022 ‡	191
	60	7.25%, 03/15/2015 ‡	63
	100	7.50%, 07/14/2017 ‡	111
TRY	100	10.50%, 01/15/2020	45
TRY	300	11.00%, 08/06/2014	133
			543
		Venezuela - 0.2%
		Venezuela (Republic of)
	125	7.00%, 12/01/2018 ╦§	85
	90	11.95%, 08/05/2031 ╦§	66
	85	12.75%, 08/23/2022 ╦§	70
			221
		Total foreign government obligations
		(cost $10,265)	$9,955

MUNICIPAL BONDS - 0.7%
		Higher Education (Univ., Dorms, etc.) - 0.2%
		University of California
	$190	4.60%, 05/15/2031 ╦	$200

		Miscellaneous - 0.3%
		Employees Retire System Govt of Cmwlth Puerto Rico
	245	6.20%, 07/01/2039 ‡	116
		Puerto Rico Commonwealth Govt Retirement System
	530	6.30%, 07/01/2043 ‡	247
	125	6.55%, 07/01/2058 ‡	57
			420
		Tax Allocation - 0.2%
		New York City, NY, Transitional FA Rev
	190	5.00%, 11/01/2038 ‡	203

		Total municipal bonds
		(cost $894)	$823

SENIOR FLOATING RATE INTERESTS♦ - 21.5%
Accommodation and Food Services - 0.4%
		Traveler Accommodation - 0.4%
		Caesars Entertainment Operating Co., Inc.
	$519	4.49%, 01/28/2018 ╦	$493

Administrative Waste Management and Remediation - 0.3%
		Business Support Services - 0.3%
		Acosta, Inc.
	235	4.25%, 03/03/2018 ╦	237
		ISS A/S
	114	3.75%, 04/30/2018	114
			351
Agriculture, Construction, Mining and Machinery - 0.1%
		Other General Purpose Machinery Manufacturing - 0.1%
		Pro Mach, Inc.
	99	4.50%, 07/06/2017	100

Air Transportation - 0.5%
		Scheduled Air Transportation - 0.5%
		AWAS Finance Luxembourg S.aár.l.
	121	3.50%, 07/16/2018	121
		Delta Air Lines, Inc., Term Loan
	319	3.50%, 04/20/2017 ╦	321
		United Airlines, Inc.
	184	4.00%, 04/01/2019	185
			627
Apparel Manufacturing - 0.2%
		Apparel Knitting Mills - 0.2%
		J. Crew Group, Inc.
	245	4.00%, 03/07/2018 ╦	247

Arts, Entertainment and Recreation - 1.1%
		Gambling Industries - 0.5%
		MGM Resorts International
	163	3.50%, 12/20/2019	163
		Station Casinos LLC
	496	5.00%, 03/02/2020 ╦	501
			664
		Radio and Television Broadcasting - 0.6%
		ION Media Networks, Inc.
	100	5.00%, 12/18/2020	101
		Salem Communications Corp.
	204	4.50%, 03/13/2020 ╦	205
		Sinclair Television Group, Inc.
	104	3.00%, 04/09/2020	104

6

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 21.5% - (continued)
Arts, Entertainment and Recreation - 1.1% - (continued)
	Radio and Television Broadcasting - 0.6% - (continued)
	Univision Communications, Inc.
$303	4.00%, 03/01/2020 ╦	$304
		714
		1,378
Chemical Manufacturing - 0.9%
	Basic Chemical Manufacturing - 0.4%
	Huntsman International LLC, Extended Term Loan B
135	2.71%, 04/19/2017	135
	Pinnacle Operating Corp.
173	4.75%, 11/15/2018 ╦	174
	PQ Corp.
203	4.50%, 08/07/2017 ╦	204
		513
	Other Chemical and Preparations Manufacturing - 0.4%
	Arysta LifeScience Corp.
124	4.50%, 05/29/2020	125
	Cytec Industries, Inc.
39	4.50%, 10/04/2019	39
	Ineos US Finance LLC
215	4.00%, 05/04/2018 ╦	216
	Monarch, Inc.
75	4.50%, 10/04/2019	76
		456
	Paint, Coating and Adhesive Manufacturing - 0.1%
	Tronox Pigments BV
174	4.50%, 03/19/2020 ╦	176

		1,145
Computer and Electronic Product Manufacturing - 1.2%
	Computer and Peripheral - 0.6%
	Bally Technologies, Inc.
145	4.25%, 11/25/2020	146
	CDW LLC
345	3.25%, 04/29/2020 ╦	345
	Ceridian Corp.
249	4.41%, 05/09/2017 ╦	250
		741
	Semiconductor, Electronic Components - 0.6%
	Freescale Semiconductor, Inc.
496	5.00%, 02/28/2020 ╦	500
	NXP Semiconductors Netherlands B.V.
188	3.25%, 01/11/2020	188
		688
		1,429
Finance and Insurance - 1.9%
	Activities Related To Credit Banking - 0.1%
	Evertec LLC
109	3.50%, 04/17/2020	107

	Agencies, Brokerages and Other Insurance - 0.1%
	Cooper Gay Swett & Crawford Ltd.
100	5.00%, 04/16/2020	98

	Captive Auto Finance - 0.2%
	Chrysler Group LLC
251	3.50%, 05/24/2017 ╦	252

	Insurance Carriers - 0.3%
	Asurion LLC
248	4.50%, 05/24/2019 ╦	248
	National Financial Partners Corp.
100	5.25%, 07/01/2020	100
		348
	Other Financial Investment Activities - 0.8%
	Nuveen Investments, Inc.
865	4.17%, 05/13/2017 ╦	863
	Santander Asset Management S.A.
195	4.25%, 12/17/2020 ╦	195
		1,058
	Real Estate Investment Trust (REIT) - 0.3%
	Capital Automotive L.P.
134	4.00%, 04/10/2019	134
	Walter Investment Management Corp.
201	4.75%, 12/18/2020 ╦	202
		336
	Securities, Commodities and Brokerage - 0.1%
	ION Trading Technologies Ltd.
100	4.50%, 05/22/2020	100

		2,299
Food Manufacturing - 0.7%
	Other Food Manufacturing - 0.7%
	H.J. Heinz Co.
672	3.50%, 06/05/2020 ╦	678
	U.S. Foodservice, Inc.
224	4.50%, 03/31/2019 ╦	226
		904
Furniture and Related Product Manufacturing - 0.1%
	Household, Institution Furniture, Kitchen Cabinet - 0.1%
	Tempur-Pedic International, Inc.
157	3.50%, 03/18/2020	157

Health Care and Social Assistance - 1.1%
	General Medical and Surgical Hospitals - 0.2%
	Community Health Systems, Inc.
150	01/27/2021 ◊☼	151
	Sheridan Healthcare, Inc.
123	4.50%, 06/29/2018	124
		275
	Medical and Diagnostic Laboratories - 0.1%
	American Renal Holdings, Inc.
105	8.50%, 03/20/2020	105

	Outpatient Care Centers - 0.4%
	DaVita, Inc.
149	4.00%, 11/01/2019	150

7

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 21.5% - (continued)
Health Care and Social Assistance - 1.1% - (continued)
	Outpatient Care Centers - 0.4% - (continued)
	US Renal Care, Inc.
$198	4.25%, 07/03/2019 ╦	$199
135	10.25%, 01/03/2020	138
		487
	Pharmaceutical and Medicine Manufacturing - 0.3%
	Alkermes, Inc.
99	3.50%, 09/25/2019	99
	Catalent Pharma Solutions, Inc.
123	4.25%, 09/15/2017	124
	Salix Pharmaceuticals, Ltd.
140	4.25%, 01/02/2020	141
		364
	Scientific Research and Development Services - 0.1%
	Truven Health Analytics, Inc.
99	4.50%, 06/06/2019	99

		1,330
Information - 3.7%
	Cable and Other Program Distribution - 0.5%
	Cabovisao-Televisao Por Cabo S.A.
160	5.50%, 07/15/2019	163
	Charter Communications Operating LLC
249	3.00%, 07/01/2020 ╦	248
	UPC Financing Partnership
145	3.25%, 06/30/2021	145
		556
	Data Processing Services - 0.6%
	First Data Corp., Extended 1st Lien Term Loan
750	4.16%, 03/23/2018 ╦	749

	Software Publishers - 1.4%
	Eagle Parent, Inc.
242	4.00%, 05/16/2018 ╦	243
	Kronos, Inc.
447	4.50%, 10/30/2019 ╦	451
130	9.75%, 04/30/2020	135
	Lawson Software, Inc.
202	3.75%, 06/03/2020 ╦	203
	MISYS plc
291	5.00%, 12/12/2018 ╦	294
	Novell, Inc.
285	7.25%, 11/22/2017 ╦	289
	Web.com Group, Inc.
129	4.50%, 10/27/2017	130
		1,745
	Telecommunications - Other - 0.8%
	Intelsat Jackson Holdings S.A.
191	3.75%, 06/30/2019	193
	Level 3 Communications, Inc.
320	4.00%, 08/01/2019 ╦	321
	Sorenson Communications, Inc.
138	9.50%, 10/31/2014	140
	West Corp.
282	3.25%, 06/30/2018	283
		937
	Telecommunications - Wireless Carriers - 0.2%
	Alcatel-Lucent
149	5.75%, 01/30/2019	150
	Crown Castle International Corp.
98	3.25%, 01/31/2021	99
		249
	Wireless Communications Services - 0.2%
	Leap Wireless International, Inc.
279	4.75%, 03/08/2020 ╦	279

		4,515
Media - 0.1%
	Broadcasting - 0.1%
	Entravision Communications Corp.
97	3.50%, 05/31/2020	96

Mining - 0.8%
	Metal Ore Mining - 0.6%
	Alpha Natural Resources, Inc.
99	3.50%, 05/22/2020	97
	American Rock Salt Co. LLC
246	4.75%, 04/25/2017 ╦	248
	Fortescue Metals Group Ltd.
301	4.25%, 06/28/2019 ╦	304
		649
	Mining and Quarrying Nonmetallic Mineral - 0.2%
	Arch Coal, Inc.
281	6.25%, 05/16/2018 ╦	278

		927
Miscellaneous Manufacturing - 0.8%
	Aerospace Product and Parts Manufacturing - 0.5%
	DigitalGlobe, Inc.
323	3.75%, 01/31/2020 ╦	323
	Doncasters plc
159	5.50%, 04/09/2020	161
	Sequa Automotive Group
99	6.25%, 11/15/2018	100
		584
	Miscellaneous Manufacturing - 0.3%
	Reynolds Group Holdings, Inc.
327	4.00%, 12/01/2018 ╦	330

		914
Motor Vehicle and Parts Manufacturing - 0.6%
	Motor Vehicle Manufacturing - 0.3%
	Navistar, Inc.
81	5.75%, 08/17/2017	82
	SRAM LLC
316	4.02%, 04/10/2020 ╦	317
		399

8

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 21.5% - (continued)
Motor Vehicle and Parts Manufacturing - 0.6% - (continued)
	Motor Vehicle Parts Manufacturing - 0.3%
	Federal Mogul Corp., Tranche B Term Loan
$71	2.11%, 12/29/2014	$70
	Federal Mogul Corp., Tranche C Term Loan
42	2.11%, 12/28/2015	42
	Tower Automotive Holdings USA LLC
254	4.75%, 04/23/2020 ╦☼	255
		367
		766
Other Services - 0.3%
	Commercial/Industrial Machine and Equipment - 0.2%
	Generac Power Systems, Inc.
129	3.50%, 05/29/2020	130
	Rexnord LLC
195	4.00%, 08/21/2020 ╦	195
		325
	Dry Cleaning and Laundry Services - 0.1%
	Alliance Laundry Systems LLC
99	4.25%, 12/10/2018	99

		424
Petroleum and Coal Products Manufacturing - 0.2%
	Oil and Gas Extraction - 0.1%
	Samson Investment Co.
100	5.00%, 09/25/2018	101

	Support Activities For Mining - 0.1%
	Shelf Drilling International Holdings Ltd.
100	10.00%, 10/08/2018	101

		202
Pipeline Transportation - 0.5%
	Pipeline Transportation of Crude Oil - 0.4%
	EMG Utica LLC
130	4.75%, 03/27/2020	131
	NGPL Pipeco LLC
298	6.75%, 09/15/2017 ╦	282
	Philadelphia Energy Solutions LLC
99	6.25%, 04/04/2018	89
		502
	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
143	4.50%, 04/30/2019	143

		645
Plastics and Rubber Products Manufacturing - 0.6%
	Plastics Product Manufacturing - 0.4%
	Consolidated Container Co.
281	5.00%, 07/03/2019 ╦	284
	Tricorbraun, Inc.
181	4.00%, 05/03/2018	181
		465
	Rubber Manufacturing - 0.2%
	Goodyear (The) Tire & Rubber Co.
250	4.75%, 04/30/2019 ╦	253

		718
Primary Metal Manufacturing - 0.3%
	Alumina and Aluminum Production and Processing - 0.2%
	Novelis, Inc.
158	3.75%, 03/10/2017	159

	Product From Purchased Steel - 0.1%
	WireCo WorldGroup, Inc.
143	6.00%, 02/15/2017	144

		303
Professional, Scientific and Technical Services - 1.1%
	Advertising and Related Services - 0.1%
	Advantage Sales & Marketing, Inc.
123	8.25%, 06/17/2018	125

	Management, Scientific and Technical Consulting Service - 0.3%
	AlixPartners LLP
196	4.00%, 07/10/2020 ╦	197
105	9.00%, 07/10/2021	107
		304
	Professional Services - Computer System Design and Related - 0.6%
	MoneyGram International, Inc.
442	4.25%, 03/27/2020 ╦	445
	Paradigm Ltd., Term Loan B1
222	4.75%, 07/30/2019 ╦	223
	Paradigm Ltd., Term Loan B2
106	10.50%, 07/30/2020	106
		774
	Professional, Scientific and Technical Service Other - 0.1%
	Getty Images, Inc.
129	4.75%, 10/18/2019	121

		1,324
Real Estate, Rental and Leasing - 0.3%
	Activities Related To Real Estate - 0.1%
	Realogy Corp., Extended 1st Lien Term Loan B
138	4.50%, 03/05/2020	139
	Realogy Corp., Extended Credit Linked Deposit
9	4.41%, 10/10/2016	9
		148
	Consumer Goods Rental - 0.2%
	Fly Leasing Ltd.
248	4.50%, 08/09/2019 ╦	251

		399

9

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 21.5% - (continued)
Retail Trade - 2.5%
	Automobile Dealers - 0.1%
	TI Automotive Ltd.
$114	5.50%, 03/28/2019	$115

	Automotive Parts, Accessories and Tire Stores - 0.3%
	August LUXUK Holding Co.
57	10.50%, 04/26/2019	58
	August U.S. Holding Co., Inc.
99	5.00%, 04/27/2018	99
19	10.50%, 04/26/2019	19
	FleetPride, Inc.
158	5.25%, 11/19/2019	157
		333
	Building Material and Supplies Dealers - 0.2%
	Southwire Co.
220	02/11/2021 ◊╦☼	219

	Department Stores - 0.1%
	J. C. Penney Co., Inc.
174	6.00%, 05/22/2018	169

	Grocery Stores - 0.0%
	Sprouts Farmers Markets Holdings LLC
45	4.00%, 04/23/2020	45

	Other Miscellaneous Store Retailers - 0.3%
	KAR Auction Services, Inc.
118	3.75%, 05/19/2017	118
	Party City Holdings, Inc.
193	4.25%, 07/27/2019	194
		312
	Specialty Food Stores - 0.2%
	Weight Watchers International, Inc.
331	3.75%, 04/02/2020 ╦	295

	Sporting Goods, Hobby and Musical Instrument Store - 1.3%
	EB Sports Corp.
1,439	11.50%, 12/31/2015 Þ	1,432
	Michaels Stores, Inc.
114	3.75%, 01/28/2020	114
		1,546
		3,034
Truck Transportation - 0.3%
	Freight Trucking - General - 0.3%
	Nexeo Solutions LLC
207	5.00%, 09/09/2017 ╦	206
	Swift Transportation Co., Inc.
143	4.00%, 12/21/2017	145
		351
Utilities - 0.9%
	Electric Generation, Transmission and Distribution - 0.9%
	Calpine Corp.
105	4.00%, 10/09/2019	105
	Dynegy Power LLC
61	4.00%, 04/23/2020	61
	La Frontera Generation LLC
117	4.50%, 09/30/2020	118
	LSP Madison Funding LLC
85	5.50%, 06/28/2019	86
	NRG Energy, Inc.
174	2.75%, 07/01/2018 ╦	173
	PowerTeam Services LLC
11	3.69%, 05/06/2020 ☼Б	11
88	4.25%, 05/06/2020	89
	Star West Generation LLC
318	4.25%, 03/13/2020 ╦	320
	Texas Competitive Electric Holdings Co. LLC
100	4.73%, 10/10/2017	69
		1,032
	Total senior floating rate interests
	(cost $25,936)	$26,110

U.S. GOVERNMENT AGENCIES - 44.5%
	FHLMC - 10.2%
$2,400	3.00%, 02/15/2043 ☼	$2,328
3,500	4.00%, 02/15/2040 ☼	3,656
500	4.50%, 03/15/2040 ☼	534
1,100	5.00%, 02/15/2040 ☼	1,196
4,095	5.50%, 10/01/2036 - 01/01/2039	4,479
1,189	15.08%, 05/15/2037 ►	192
350	16.29%, 01/15/2039 ►	48
		12,433
	FNMA - 23.4%
587	2.14%, 11/01/2022	555
438	2.15%, 10/01/2022	417
200	2.20%, 12/01/2022	190
118	2.28%, 11/01/2022	112
103	2.34%, 11/01/2022	99
91	2.40%, 10/01/2022	88
78	2.42%, 11/01/2022	75
83	2.47%, 11/01/2022	81
1,650	2.50%, 02/12/2029 ☼	1,655
7,385	3.00%, 02/15/2026 - 02/15/2044 ☼	7,281
5,400	3.50%, 02/15/2026 - 02/15/2041 ☼	5,522
4,300	4.00%, 02/15/2025 - 02/15/2044 ☼	4,521
150	4.02%, 11/01/2028	154
2,600	4.50%, 02/15/2040 ☼	2,789
1,400	5.00%, 03/15/2040 ☼	1,526
2,500	5.50%, 02/15/2040 ☼	2,753
352	6.00%, 09/01/2039	390
397	10.11%, 06/25/2042 ►	66
780	17.54%, 07/25/2040 ►	126
		28,400
	GNMA - 10.9%
400	3.00%, 03/15/2043 ☼	396
2,800	3.50%, 02/15/2042 ☼	2,884
1,400	4.00%, 02/15/2040 ☼	1,484
3,505	4.50%, 02/15/2040 - 09/20/2041 ‡☼	3,806

10

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	GNMA - 10.9% - (continued)
$2,600	5.00%, 02/15/2044 ☼	$2,852
1,373	6.00%, 08/15/2032 - 12/15/2040 ‡	1,544
232	6.50%, 11/15/2038 ‡	261
		13,227
	Total U.S. government agencies
	(cost $53,770)	$54,060

U.S. GOVERNMENT SECURITIES - 24.2%
U.S. Treasury Securities - 24.2%
	U.S. Treasury Bonds - 1.2%
$1,200	0.63%, 02/15/2043 ◄‡	$1,005
75	2.88%, 05/15/2043 ‡	65
175	3.13%, 02/15/2042 - 02/15/2043 ‡	159
125	3.50%, 02/15/2039 ‡	124
50	3.63%, 08/15/2043 ‡	50
75	5.38%, 02/15/2031 ‡	96
25	6.25%, 08/15/2023 ‡	33
		1,532
	U.S. Treasury Notes - 23.0%
3,350	0.13%, 04/15/2016 - 01/15/2023 ◄‡	3,499
300	0.38%, 07/15/2023 ◄‡	299
450	0.50%, 04/15/2015 ◄‡	495
5,310	0.63%, 07/15/2021 - 01/15/2024 ◄‡	5,349
125	0.63%, 04/30/2018 ‡	122
350	0.75%, 10/31/2017 - 03/31/2018 ‡	345
425	0.88%, 01/31/2018 ‡	420
2,775	1.00%, 05/31/2018 ╦Ө	2,742
300	1.13%, 01/15/2021 ◄‡	343
250	1.25%, 07/15/2020 ◄‡	291
175	1.38%, 01/15/2020 ◄‡	206
625	1.63%, 01/15/2015 - 01/15/2018 ◄‡	778
75	1.88%, 07/15/2019 ◄‡	92
450	2.00%, 11/15/2021 - 02/15/2022 ‡	438
475	2.00%, 07/15/2014 - 01/15/2016 ◄‡	596
225	2.13%, 01/15/2019 ◄‡	276
225	2.38%, 01/15/2017 ◄‡	287
8,280	2.50%, 04/30/2015 Ө	8,518
200	2.75%, 11/15/2023 ‡	202
2,065	3.25%, 03/31/2017 □	2,223
175	3.50%, 02/15/2018 ‡	191
175	4.25%, 11/15/2017 ‡	196
		27,908
		29,440
	Total U.S. government securities
	(cost $29,455)	$29,440
Contracts
CALL OPTIONS PURCHASED - 0.2%
	Interest Rate Contracts - 0.2%
	Interest Rate Swaption USD
500	Expiration: 01/23/2024, Exercise Rate: 4.30%	$58
880	Expiration: 11/27/2023, Exercise Rate: 4.42%	110
380	Expiration: 01/09/2024, Exercise Rate: 4.49%	49
470	Expiration: 01/08/2024, Exercise Rate: 4.51%	61
		278
	Total call options purchased
	(cost $230)	$278

PUT OPTIONS PURCHASED - 0.3%
	Interest Rate Contracts - 0.3%
	Interest Rate Swaption USD
5,610	Expiration: 01/20/2015, Exercise Rate: 3.67%	$91
500	Expiration: 01/23/2024, Exercise Rate: 4.30%	51
875	Expiration: 11/27/2023, Exercise Rate: 4.42%	84
380	Expiration: 01/09/2024, Exercise Rate: 4.49%	35
470	Expiration: 01/08/2024, Exercise Rate: 4.51%	43
		304
	Total put options purchased
	(cost $346)	$304

Shares or Principal Amount ╬
PREFERRED STOCKS - 0.0%
	Multi-Sector Holdings - 0.0%
2	GMAC Capital Trust I ۞	$59

	Other Diversified Financial Services - 0.0%
—	Citigroup Capital XIII	3

	Total preferred stocks
	(cost $57)	$62

	Total long-term investments
	(cost $160,251)	$161,305

11

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreements - 3.9%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $630, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $642)
$630	0.02%, 1/31/2014		$630
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $208,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041
	- 2042, value of $212)
208	0.02%, 1/31/2014		208
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $541, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%,
2014 - 2043, FNMA 2.00% - 3.50%, 2025
- 2028, GNMA 3.50%, 2042 - 2043, U.S.
	Treasury Note 2.38%, 2014, value of $552)
541	0.03%, 1/31/2014		541
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $574, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $585)
574	0.02%, 1/31/2014		574
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,259,
collateralized by U.S. Treasury Bill 0.06%
- 0.10%, 2014, U.S. Treasury Bond 3.00%
- 8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$1,284)
1,259	0.02%, 1/31/2014		1,259
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $167,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021
- 2043, GNMA 3.00% - 6.00%, 2037 -
	2053, value of $171)
167	0.03%, 1/31/2014		167
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $140, collateralized by U.S. Treasury Note 2.63%, 2014, value of $143)
140	0.02%, 1/31/2014		140
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,195, collateralized by FFCB
0.14%, 2015, FHLB 0.55%, 2017, FHLMC
3.00% - 4.38%, 2015 - 2043, FNMA
2.50% - 4.50%, 2025 - 2043, value of
	$1,219)
1,195	0.03%, 1/31/2014		1,195
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $11, collateralized by U.S. Treasury Note 2.38%, 2015, value of $11)
11	0.01%, 1/31/2014		11
			4,725
	Total short-term investments
	(cost $4,725)		$4,725

	Total investments
	(cost $164,976) ▲	136.7%	$166,030
	Other assets and liabilities	(36.7)%	(44,557)
	Total net assets	100.0%	$121,473

12

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $165,060 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,858
Unrealized Depreciation	(1,888)
Net Unrealized Appreciation	$970

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value and percentage of net assets of these securities rounds to zero.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2014.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $8,312, which represents 6.8% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $1,016, which represents 0.8% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date.

╬	All principal or contracts amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $44,105 at January 31, 2014.

Þ	This security may pay interest in additional principal instead of cash.

Б	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2014, the aggregate value of the unfunded commitment was $6, which represents 0.0% of total net assets.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Ө	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

13

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts. In addition, cash of $1,660 was received from broker(s) as collateral in connection with over-the-counter swap contracts. Securities valued at $809, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with over-the-counter swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at January 31, 2014, as listed in the table below:

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
2-Year U.S. Treasury Note Future	5	03/31/2014	$1,099	$1,101	$2	$–	$–	$–
U.S. Treasury Ultra Long Term Bond Future	8	03/20/2014	1,137	1,150	13	–	3	–
Total			$2,236	$2,251	$15	$–	$3	$–
Short position contracts:
10-Year U.S. Treasury Note Future	178	03/20/2014	$22,153	$22,383	$–	$(230)	$3	$(59)
5-Year U.S. Treasury Note Future	92	03/31/2014	10,974	11,098	–	(124)	–	(13)
U.S. Treasury Long Bond Future	58	03/20/2014	7,573	7,748	–	(175)	1	(20)
Total			$40,700	$(41,229)	$–	$(529)	$4	$(92)
Total futures contracts			$38,464	$38,978	$15	$(529)	$7	$(92)

* The number of contracts does not omit 000's.

Securities Sold Short Outstanding at January 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 3.50%	$400	02/15/2041	$405	$(7)
FHLMC, 4.50%	1,200	02/15/2040	1,284	–
FHLMC, 5.50%	3,800	02/15/2040	4,162	(10)
GNMA, 3.00%	600	02/15/2042	595	(9)
GNMA, 3.50%	100	02/15/2041	103	(1)
GNMA, 4.00%	600	02/15/2040	636	(4)
GNMA, 4.50%	100	02/15/2040	108	(2)
			$7,293	$(33)

At January 31, 2014, the aggregate market value of these securities represents 6.0% of total net assets.

14

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/28/2014	JPM	$281	$273	$–	$(8)
AUD	Buy	02/28/2014	NAB	761	750	–	(11)
AUD	Buy	02/28/2014	RBS	279	272	–	(7)
CAD	Buy	02/28/2014	RBC	227	222	–	(5)
CHF	Sell	02/28/2014	BOA	597	600	–	(3)
EUR	Buy	02/28/2014	SSG	509	503	–	(6)
EUR	Sell	02/28/2014	GSC	510	503	7	–
EUR	Sell	03/19/2014	MSC	380	372	8	–
GBP	Sell	02/28/2014	CBK	407	406	1	–
JPY	Sell	03/19/2014	CBA	4,938	5,065	–	(127)
JPY	Sell	02/28/2014	NAB	1,191	1,221	–	(30)
						$16	$(197)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Paid (Received)	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
CDX.NA.HY.21	CME		$11,540	(5.00)%	12/20/18	$(805)	$(750)	$55	$–	$–	$(3)
CDX.NA.IG.20	CME		16,145	(1.00)%	12/20/18	(222)	(218)	4	–	–	(3)
ITRX.EUR.20	ICE	EUR	435	(1.00)%	12/20/18	(4)	(5)	–	(1)	–	–
ITRX.XOV.20	ICE	EUR	2,980	(5.00)%	12/20/18	(361)	(318)	43	–	13	–
Total						$(1,392)	$(1,291)	$102	$(1)	$13	$(6)
Sell protection:
CDX.NA.IG.21	CME		$2,975	1.00%	12/20/23	$(61)	$(42)	$19	$–	$–	$–

Total traded indices						$(1,453)	$(1,333)	$121	$(1)	$13	$(6)

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

15

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014

		Notional	(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	JPM	$324	(0.32)%	07/25/45	$85	$–	$84	$–	$(1)
ABX.HE.AAA.06	BCLY	187	(0.18)%	07/25/45	17	–	7	–	(10)
ABX.HE.AAA.06	BOA	327	(0.18)%	07/25/45	18	–	13	–	(5)
ABX.HE.AAA.06	CSI	140	(0.18)%	07/25/45	2	–	5	3	–
ABX.HE.AAA.06	DEUT	9	(0.11)%	05/25/46	2	–	2	–	–
ABX.HE.AAA.06	GSC	687	(0.18)%	07/25/45	62	–	27	–	(35)
ABX.HE.AAA.06	JPM	67	(0.18)%	07/25/45	3	–	3	–	–
ABX.HE.AAA.06	JPM	1,176	(0.18)%	07/25/45	26	–	46	20	–
ABX.HE.AAA.06	MSC	302	(0.18)%	07/25/45	31	–	12	–	(19)
ABX.HE.AAA.06	MSC	760	(0.18)%	07/25/45	21	–	30	9	–
ABX.HE.PENAAA.06	BCLY	40	(0.11)%	05/25/46	11	–	7	–	(4)
ABX.HE.PENAAA.06	GSC	220	(0.11)%	05/25/46	54	–	41	–	(13)
ABX.HE.PENAAA.06	JPM	297	(0.11)%	05/25/46	74	–	57	–	(17)
ABX.HE.PENAAA.06	MSC	238	(0.11)%	05/25/46	52	–	45	–	(7)
ABX.HE.PENAAA.07	BCLY	309	(0.09)%	08/25/37	135	–	97	–	(38)
CMBX.NA.A.1	BOA	230	(0.35)%	10/12/52	73	–	84	11	–
CMBX.NA.A.1	DEUT	120	(0.35)%	10/12/52	55	–	44	–	(11)
CMBX.NA.A.1	GSC	135	(0.35)%	10/12/52	61	–	49	–	(12)
CMBX.NA.A.1	JPM	85	(0.35)%	10/12/52	32	–	31	–	(1)
CMBX.NA.A.1	MSC	290	(0.35)%	10/12/52	120	–	106	–	(14)
CMBX.NA.AA.1	CSI	320	(0.25)%	10/12/52	73	–	62	–	(11)
CMBX.NA.AA.1	DEUT	360	(0.25)%	10/12/52	76	–	69	–	(7)
CMBX.NA.AA.1	JPM	105	(0.25)%	10/12/52	20	–	20	–	–
CMBX.NA.AA.1	JPM	570	(0.25)%	10/12/52	112	–	110	–	(2)
CMBX.NA.AA.1	UBS	590	(0.25)%	10/12/52	127	–	114	–	(13)
CMBX.NA.AA.2	BOA	524	(0.15)%	03/15/49	199	–	163	–	(36)
CMBX.NA.AA.2	CSI	359	(0.15)%	03/15/49	118	–	111	–	(7)
CMBX.NA.AA.2	GSC	112	(0.15)%	03/15/49	39	–	35	–	(4)
CMBX.NA.AA.2	JPM	373	(0.15)%	03/15/49	139	–	116	–	(23)
CMBX.NA.AA.2	MSC	204	(0.15)%	03/15/49	81	–	63	–	(18)
CMBX.NA.AJ.1	DEUT	5	(0.84)%	10/12/52	–	–	–	–	–
CMBX.NA.AJ.1	JPM	175	(0.84)%	10/12/52	11	–	7	–	(4)
CMBX.NA.AJ.1	MSC	140	(0.84)%	10/12/52	10	–	6	–	(4)
CMBX.NA.AJ.4	JPM	30	(0.96)%	02/17/51	8	–	7	–	(1)
CMBX.NA.AJ.4	MSC	274	(0.96)%	02/17/51	103	–	65	–	(38)
CMBX.NA.AM.2	CSI	425	(0.50)%	03/15/49	26	–	12	–	(14)
CMBX.NA.AM.2	DEUT	170	(0.50)%	03/15/49	10	–	5	–	(5)
CMBX.NA.AM.2	JPM	130	(0.50)%	03/15/49	5	–	4	–	(1)
CMBX.NA.AM.2	MSC	575	(0.50)%	03/15/49	29	–	16	–	(13)
CMBX.NA.AM.4	BOA	125	(0.50)%	02/17/51	15	–	9	–	(6)
CMBX.NA.AM.4	CSI	60	(0.50)%	02/17/51	7	–	4	–	(3)
CMBX.NA.AM.4	GSC	225	(0.50)%	02/17/51	33	–	15	–	(18)
CMBX.NA.AM.4	JPM	20	(0.50)%	02/17/51	1	–	1	–	–
CMBX.NA.AM.4	MSC	155	(0.50)%	02/17/51	18	–	11	–	(7)
Total					$2,194	$–	$1,815	$43	$(422)
Sell protection:
CDX.EM.20	GSC	$1,475	5.00%	12/20/18	$162	$–	$102	$–	$(60)
CMBX.NA.AAA.6	CSI	530	0.50%	05/11/63	–	(20)	(15)	5	–
CMBX.NA.AAA.6	CSI	1,920	0.50%	05/11/63	–	(44)	(53)	–	(9)
CMBX.NA.AAA.6	DEUT	760	0.50%	05/11/63	–	(38)	(21)	17	–
CMBX.NA.AAA.6	DEUT	965	0.50%	05/11/63	–	(24)	(27)	–	(3)
CMBX.NA.AAA.6	JPM	1,455	0.50%	05/11/63	–	(48)	(40)	8	–
CMBX.NA.AAA.6	UBS	5,375	0.50%	05/11/63	–	(211)	(150)	61	–

16

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014 - (continued)

		Notional	(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
CMBX.NA.AAA.6	UBS	$1,025	0.50%	05/11/63	$–	$(27)	$(29)	$–	$(2)
CMBX.NA.BB.6	BOA	430	5.00%	05/11/63	–	(4)	(11)	–	(7)
CMBX.NA.BB.6	CSI	25	5.00%	05/11/63	–	(3)	(1)	2	–
CMBX.NA.BB.6	MSC	655	5.00%	05/11/63	–	(42)	(17)	25	–
CMBX.NA.BB.7	CSI	100	5.00%	01/17/47	–	(7)	(7)	–	–
CMBX.NA.BB.7	GSC	255	5.00%	01/17/47	–	(16)	(17)	–	(1)
CMBX.NA.BBB-.6	CSI	145	3.00%	05/11/63	–	(12)	(4)	8	–
CMBX.NA.BBB-.6	CSI	290	3.00%	05/11/63	–	–	(8)	–	(8)
CMBX.NA.BBB-.6	DEUT	176	3.00%	05/11/63	–	(5)	(5)	–	–
CMBX.NA.BBB-.7	CSI	205	3.00%	01/17/47	–	(13)	(12)	1	–
CMBX.NA.BBB-.7	CSI	205	3.00%	01/17/47	–	(12)	(12)	–	–
PrimeX.ARM.1	JPM	8	4.42%	06/25/36	1	–	1	–	–
PrimeX.ARM.1	MSC	68	4.42%	06/25/36	2	–	7	5	–
PrimeX.ARM.2	JPM	65	4.58%	12/25/37	2	–	2	–	–
PrimeX.ARM.2	MSC	443	4.58%	12/25/37	–	(35)	13	48	–
PrimeX.ARM.2	MSC	151	4.58%	12/25/37	5	–	4	–	(1)
PrimeX.FRM.1	JPM	6	4.42%	07/25/36	1	–	1	–	–
PrimeX.FRM.1	JPM	58	4.42%	07/25/36	6	–	6	–	–
Total					$179	$(561)	$(293)	$180	$(91)
Total traded indices					$2,373	$(561)	$1,522	$223	$(513)
Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	CSI	$945	1.00% / 0.73%	12/20/17	$–	$(20)	$10	$30	$–
Bank of America Corp.	GSC	2,200	1.00% / 0.69%	09/20/17	–	(153)	24	177	–
Citigroup, Inc.	GSC	785	1.00% / 0.72%	12/20/17	–	(15)	8	23	–
Citigroup, Inc.	GSC	2,350	1.00% / 0.69%	09/20/17	–	(153)	26	179	–
Goldman Sachs Group, Inc.	CSI	495	1.00% / 0.84%	12/20/17	–	(15)	3	18	–
Goldman Sachs Group, Inc.	UBS	1,100	1.00% / 0.80%	09/20/17	–	(81)	8	89	–
Morgan Stanley	BCLY	1,100	1.00% / 0.81%	09/20/17	–	(123)	8	131	–
Morgan Stanley	GSC	520	1.00% / 0.85%	12/20/17	–	(26)	3	29	–
Total					$–	$(586)	$90	$676	$–
					$2,373	$(1,147)	$1,612	$899	$(513)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

17

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Spreadlock Swap Contracts Outstanding at January 31, 2014

		Notional	Determination	Upfront Premiums	Upfront Premiums		Unrealized Appreciation/(Depreciation)
Counterparty	Strike	Amount	Date	Paid	Received	Market Value ╪	Asset	Liability
JPM†	75.0 bps Fixed*	$13,500	03/26/14	$–	$–	$16	$16	$–
JPM†	78.0 bps Fixed*	21,000	07/07/14	–	–	18	18	–
				$–	$–	$34	$34	$–

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2014, the aggregate market value of these securities was $34, which rounds to zero percent of total net assets.

*	This is a spreadlock swap between the 10-Year constant maturity swap curve ("CMS") and the yield to maturity on a 30-Year FNMA. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is greater than the strike, the Fund will receive money from the counterparty based on this differential on the determination date. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is less than the strike, the Fund will pay the counterparty on the determination date.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican New Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PLN	Polish New Zloty
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand
Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Municipal Bond Abbreviations:
FA	Finance Authority
Rev	Revenue

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

18

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Credit Exposure

as of January 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa / AAA	51.1%
Aa / AA	30.7
A	1.4
Baa / BBB	6.8
Ba / BB	13.8
B	13.4
Caa / CCC or Lower	12.0
Not Rated	3.1
Non-Debt Securities and Other Short-Term Instruments	4.4
Other Assets and Liabilities	(36.7)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

19

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$30,438	$–	$25,070	$5,368
Call Options Purchased	278	–	278	–
Corporate Bonds	9,835	–	9,835	–
Foreign Government Obligations	9,955	–	9,955	–
Municipal Bonds	823	–	823	–
Preferred Stocks	62	62	–	–
Put Options Purchased	304	–	304	–
Senior Floating Rate Interests	26,110	–	26,110	–
U.S. Government Agencies	54,060	–	54,060	–
U.S. Government Securities	29,440	7,230	22,210	–
Short-Term Investments	4,725	–	4,725	–
Total	$166,030	$7,292	$153,370	$5,368
Credit Default Swaps *	1,020	–	1,020	–
Foreign Currency Contracts *	16	–	16	–
Futures *	15	15	–	–
Spreadlock Swaps *	34	–	–	34
Total	$1,085	$15	$1,036	$34
Liabilities:
Securities Sold Short	$7,293	$–	$7,293	$–
Total	$7,293	$–	$7,293	$–
Credit Default Swaps *	514	–	514	–
Foreign Currency Contracts *	197	–	197	–
Futures *	529	529	–	–
Total	$1,240	$529	$711	$–

♦	For the three-month period ended January 31, 2014, investments valued at $430 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.
20

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$5,477	$86	$81	†	$74	$338	$(611)	$—	$(77)	$5,368
U.S. Government Agencies	153	—	—		—	—	—	—	(153)	—
Total	$5,630	$86	$81		$74	$338	$(611)	$—	$(230)	$5,368
Swaps‡	$—	$—	$34	§	$—	$—	$—	$—	$—	$34
Total	$—	$—	$34		$—	$—	$—	$—	$—	$34

Liabilities:
Swaps‡	$—	$—	$ — §		$—	$—	$—	$—	$—	$—
Total	$—	$—	$—		$—	$—	$—	$—	$—	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $138.
‡	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $34.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

21

The Hartford Value Fund

Schedule of Investments

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Automobiles and Components - 0.5%
35	General Motors Co. ●	$1,246

	Banks - 7.4%
89	BB&T Corp.	3,312
71	PNC Financial Services Group, Inc.	5,690
214	Wells Fargo & Co.	9,714
		18,716
	Capital Goods - 9.9%
20	3M Co.	2,544
14	Boeing Co.	1,748
50	Eaton Corp. plc	3,644
174	General Electric Co.	4,385
29	Illinois Tool Works, Inc.	2,268
40	Ingersoll-Rand plc	2,356
30	PACCAR, Inc.	1,695
84	Spirit Aerosystems Holdings, Inc. ●	2,852
30	United Technologies Corp.	3,451
		24,943
	Consumer Durables and Apparel - 3.3%
80	Newell Rubbermaid, Inc.	2,465
133	Pulte Group, Inc.	2,707
27	PVH Corp.	3,282
		8,454
	Diversified Financials - 11.7%
27	Ameriprise Financial, Inc.	2,874
13	BlackRock, Inc.	3,869
100	Citigroup, Inc.	4,728
42	Credit Suisse Group ADR	1,278
21	Goldman Sachs Group, Inc.	3,501
16	IntercontinentalExchange Group, Inc.	3,297
161	JP Morgan Chase & Co.	8,896
49	Santander Consumer USA Holdings, Inc. ●	1,256
		29,699
	Energy - 11.5%
26	Anadarko Petroleum Corp.	2,126
67	Chevron Corp.	7,464
16	EOG Resources, Inc.	2,641
50	Exxon Mobil Corp.	4,647
74	Halliburton Co.	3,614
82	Marathon Oil Corp.	2,677
34	Occidental Petroleum Corp.	2,976
70	Southwestern Energy Co. ●	2,842
		28,987
	Food and Staples Retailing - 1.4%
51	CVS Caremark Corp.	3,440

	Food, Beverage and Tobacco - 3.6%
30	Anheuser-Busch InBev N.V. ADR	2,840
22	Diageo plc ADR	2,592
33	Kraft Foods Group, Inc.	1,724
26	Philip Morris International, Inc.	1,994
		9,150
	Health Care Equipment and Services - 4.4%
43	Baxter International, Inc.	2,908
52	Covidien plc	3,528
64	UnitedHealth Group, Inc.	4,626
		11,062
	Insurance - 6.7%
47	ACE Ltd.	4,427
59	American International Group, Inc.	2,848
17	Chubb Corp.	1,439
95	Marsh & McLennan Cos., Inc.	4,346
44	Principal Financial Group, Inc.	1,898
62	Unum Group	2,003
		16,961
	Materials - 4.0%
68	Dow Chemical Co.	3,083
26	E.I. DuPont de Nemours & Co.	1,575
49	International Paper Co.	2,329
28	Nucor Corp.	1,363
101	Steel Dynamics, Inc.	1,665
		10,015
	Media - 3.9%
33	CBS Corp. Class B	1,966
67	Comcast Corp. Class A	3,668
109	Interpublic Group of Cos., Inc.	1,779
65	Thomson Reuters Corp.	2,337
		9,750
	Pharmaceuticals, Biotechnology and Life Sciences - 8.2%
26	Amgen, Inc.	3,060
33	AstraZeneca plc ADR	2,121
34	Johnson & Johnson	3,003
130	Merck & Co., Inc.	6,872
41	Pfizer, Inc.	1,261
13	Roche Holding AG	3,501
32	Zoetis, Inc.	983
		20,801
	Real Estate - 0.8%
109	Host Hotels & Resorts, Inc. REIT	1,995

	Retailing - 4.3%
7	AutoZone, Inc. ●	3,461
32	Home Depot, Inc.	2,428
65	Lowe's Cos., Inc.	3,004
33	Nordstrom, Inc.	1,903
		10,796
	Semiconductors and Semiconductor Equipment - 5.4%
50	Analog Devices, Inc.	2,421
182	Intel Corp.	4,470
121	Maxim Integrated Products, Inc.	3,647
69	Xilinx, Inc.	3,186
		13,724
	Software and Services - 2.7%
94	Microsoft Corp.	3,567
155	Symantec Corp.	3,320
		6,887
	Technology Hardware and Equipment - 4.3%
300	Cisco Systems, Inc.	6,577
177	EMC Corp.	4,286
		10,863
	Telecommunication Services - 1.7%
92	Verizon Communications, Inc.	4,430

	Utilities - 2.5%
39	Edison International	1,869
17	NextEra Energy, Inc.	1,605

1

The Hartford Value Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Utilities - 2.5% - (continued)
64	Northeast Utilities		$2,815
			6,289
	Total common stocks
	(cost $204,414)		$248,208

	Total long-term investments
	(cost $204,414)		$248,208

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $592, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $604)
$592	0.02%, 1/31/2014		$592
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $195,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041
	- 2042, value of $199)
195	0.02%, 1/31/2014		195
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $509, collateralized by
FHLB 0.88%, 2017, FHLMC 0.05% -
5.50%, 2014 - 2043, FNMA 2.00% -
3.50%, 2025 - 2028, GNMA 3.50%, 2042
- 2043, U.S. Treasury Note 2.38%, 2014,
	value of $519)
509	0.03%, 1/31/2014		509
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $539, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $550)
539	0.02%, 1/31/2014		539
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $1,183,
collateralized by U.S. Treasury Bill
0.06% - 0.10%, 2014, U.S. Treasury Bond
3.00% - 8.75%, 2017 - 2042, U.S.
Treasury Note 0.25% - 3.75%, 2015 -
	2023, value of $1,207)
1,183	0.02%, 1/31/2014		1,183
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $157,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021
- 2043, GNMA 3.00% - 6.00%, 2037 -
	2053, value of $160)
157	0.03%, 1/31/2014		157
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $132, collateralized by U.S. Treasury Note 2.63%, 2014, value of $134)
132	0.02%, 1/31/2014		132
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $1,124, collateralized by
FFCB 0.14%, 2015, FHLB 0.55%, 2017,
FHLMC 3.00% - 4.38%, 2015 - 2043,
FNMA 2.50% - 4.50%, 2025 - 2043,
	value of $1,146)
1,124	0.03%, 1/31/2014		1,124
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $10, collateralized by U.S. Treasury Note 2.38%, 2015, value of $11)
10	0.01%, 1/31/2014		10
			4,441
	Total short-term investments
	(cost $4,441)		$4,441

	Total investments
	(cost $208,855) ▲	100.0%	$252,649
	Other assets and liabilities	—%	(60)
	Total net assets	100.0%	$252,589

2

The Hartford Value Fund

Schedule of Investments― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $211,549 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$44,865
Unrealized Depreciation	(3,765)
Net Unrealized Appreciation	$41,100

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.0%
Consumer Staples	5.0
Energy	11.5
Financials	26.6
Health Care	12.6
Industrials	9.9
Information Technology	12.4
Materials	4.0
Services	1.7
Utilities	2.5
Total	98.2%
Short-Term Investments	1.8
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

The Hartford Value Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$248,208	$244,707	$3,501	$–
Short-Term Investments	4,441	–	4,441	–
Total	$252,649	$244,707	$7,942	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

The Hartford World Bond Fund

Schedule of Investments

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.0%
	Cayman Islands - 0.1%
	Babson CLO Ltd.
$2,725	1.34%, 04/20/2025 ■Δ	$2,677

	United Kingdom - 0.2%
	Granite Master Issuer plc
1,790	0.23%, 12/20/2054 ■Δ	1,768
1,689	0.24%, 12/17/2054 - 12/20/2054 Δ	1,668
494	0.30%, 12/20/2054 Δ	489
614	0.34%, 12/17/2054 Δ	608
	Motor plc
315	1.29%, 02/25/2020 ■	315
		4,848
	United States - 10.7%
	Agate Bay Mortgage Trust
3,416	3.50%, 07/25/2043 ■Δ	3,298
	Ally Master Owner Trust
1,775	0.68%, 09/17/2018 Δ	1,775
1,245	1.54%, 09/15/2019	1,243
	American Credit Acceptance Receivables
1,535	1.14%, 03/12/2018 ■	1,535
1,082	1.64%, 11/15/2016 ■	1,083
1,915	3.96%, 05/15/2019 ■	1,922
	American Home Mortgage Assets Trust
152	0.28%, 03/25/2047 Δ	118
948	0.35%, 10/25/2046 Δ	690
529	1.07%, 10/25/2046 Δ	385
	AmeriCredit Automobile Receivables Trust
2,100	0.74%, 11/08/2016	2,102
235	1.31%, 11/08/2017	236
652	1.57%, 01/08/2019	647
465	1.69%, 11/08/2018	465
1,780	2.35%, 12/10/2018	1,784
170	3.34%, 04/08/2016	173
	Apidos CLO
2,900	1.34%, 04/15/2025 ■Δ	2,849
	Ares CLO Ltd.
4,040	1.74%, 10/12/2023 ■Δ	4,031
	Banc of America Funding Corp.
448	5.77%, 05/25/2037	381
577	5.85%, 01/25/2037	467
	BB-UBS Trust
2,350	3.43%, 11/05/2036 ■	2,223
	Bear Stearns Adjustable Rate Mortgage Trust
341	2.25%, 08/25/2035 Δ	346
	Bear Stearns Alt-A Trust
2,275	0.66%, 01/25/2036 Δ	1,413
	Bear Stearns Alt-A Trust II
1,182	2.58%, 09/25/2047 Δ	817
	Cabela's Master Credit Card Trust
1,805	0.81%, 08/16/2021 ■Δ	1,818
	Cal Funding II Ltd.
578	3.47%, 10/25/2027 ■	574
	Carlyle Global Market Strategies
3,390	1.39%, 07/15/2025 ■Δ	3,330
875	1.40%, 04/18/2025 ■Δ	863
	Cent CLO L.P.
3,970	1.70%, 01/25/2026 ■	3,956
	CFCRE Commercial Mortgage Trust
1,935	3.83%, 12/15/2047	1,987
	Chase Issuance Trust
4,700	0.59%, 09/15/2020 Δ	4,709
	Citigroup Commercial Mortgage Trust
1,800	3.09%, 04/10/2046 Δ	1,742
1,295	4.25%, 09/10/2046 ■	949
785	5.11%, 09/10/2046	807
	Citigroup/Deutsche Bank Commercial Mortgage Trust
10	5.89%, 11/15/2044	11
	CNH Equipment Trust
14	1.20%, 05/16/2016	14
	Commercial Mortgage Loan Trust
1,060	4.75%, 11/15/2045 ■	878
	Commercial Mortgage Pass-Through Certificates
2,605	2.85%, 10/15/2045	2,489
2,140	4.02%, 07/10/2045	2,216
1,935	4.40%, 07/10/2045 ■	1,669
	Commercial Mortgage Trust
1,200	4.40%, 07/10/2045 ■	902
	Community or Commercial Mortgage Trust
2,610	3.21%, 03/10/2046	2,545
	Connecticut Avenue Securities Series
886	2.16%, 10/25/2023 Δ	893
	Consumer Portfolio Services, Inc.
101	2.78%, 06/17/2019 ■	102
	Countrywide Alternative Loan Trust
619	0.48%, 11/25/2035 Δ	492
1,171	5.75%, 05/25/2036	980
871	6.50%, 08/25/2037	626
	Countrywide Home Loans, Inc.
1,136	2.73%, 09/25/2047 Δ	954
	CPS Automotive Trust
3,977	1.64%, 08/15/2016 ■	3,993
1,207	1.94%, 03/16/2020 ■	1,203
	Credit Acceptance Automotive Loan Trust
1,360	1.21%, 10/15/2020 ■	1,362
250	3.96%, 09/15/2019 ■	255
	Credit Suisse Commercial Mortgage Trust
3,529	3.50%, 08/01/2043 ■	3,439
	DBUBS Mortgage Trust
3,007	1.72%, 01/01/2021 ■►	107
	Deutsche Alt-A Securities, Inc. Mortgage
680	0.28%, 08/25/2036 Δ	479
	Downey S & L Assoc Mortgage Loan Trust
1,932	1.06%, 03/19/2046 Δ	1,487
	Dryden Senior Loan Fund
3,990	1.59%, 04/18/2026 ■☼ Δ	3,961

1

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.0% - (continued)
	United States - 10.7% - (continued)
	Enterprise Fleet Financing LLC
$915	0.93%, 04/20/2018 ■	$914
2,010	1.51%, 03/20/2019 ■	2,022
	Fieldstone Mortgage Investment Corp.
135	0.50%, 04/25/2047 Δ	85
	First Horizon Alternative Mortgage Securities
454	2.21%, 04/25/2036 Δ	379
	First Investors Automotive Owner Trust
845	0.90%, 10/15/2018 ■	846
	Ford Credit Floorplan Master Owner Trust
500	1.69%, 09/15/2019 Δ	496
100	2.09%, 09/15/2016	101
	FREMF Mortgage Trust
1,725	3.60%, 05/25/2046 ■	1,590
2,225	3.63%, 07/25/2046 ■Δ	1,907
1,090	3.87%, 05/25/2022 - 05/25/2045 ■Δ	1,036
365	4.42%, 12/25/2048 ■Δ	373
	Fremont Home Loan Trust
204	0.31%, 10/25/2036 Δ	102
	GMAC Mortgage Corp. Loan Trust
1,172	3.00%, 04/19/2036 Δ	1,024
783	3.12%, 09/19/2035 Δ	745
	Goldman Sachs Mortgage Securities Corp.
3,725	3.38%, 05/10/2045	3,764
	Goldman Sachs Mortgage Securities Trust
2,613	2.77%, 11/10/2045	2,490
2,360	2.95%, 11/05/2034 ■	2,240
510	4.86%, 11/10/2045 ■Δ	480
	Greenwich Capital Commercial Funding Corp.
400	5.74%, 12/10/2049	447
147	5.82%, 07/10/2038 Δ	160
	GSAA Home Equity Trust
321	0.21%, 12/25/2046 Δ	223
1,904	0.24%, 02/25/2037 Δ	1,033
50	0.26%, 03/25/2037 Δ	25
854	0.39%, 04/25/2047 Δ	494
2,276	0.48%, 04/25/2047 Δ	1,329
	GSAMP Trust
3,035	0.26%, 12/25/2046 Δ	1,641
1,562	0.36%, 11/25/2036 Δ	850
	GSR Mortgage Loan Trust
1,985	2.63%, 01/25/2036 Δ	1,788
361	2.85%, 05/25/2047 Δ	301
	Harborview Mortgage Loan Trust
1,094	0.35%, 01/19/2038 Δ	915
709	0.38%, 05/19/2047 Δ	314
3,886	0.40%, 12/19/2036 Δ	2,546
281	0.49%, 09/19/2035 Δ	216
	Hilton USA Trust
2,130	2.66%, 11/05/2030 ■	2,143
980	2.92%, 11/05/2030 ■	983
	HLSS Servicer Advance Receivables
2,286	1.50%, 01/16/2046 ■	2,283
3,230	1.98%, 11/15/2046 ■	3,212
2,300	1.99%, 10/15/2045 ■	2,319
1,620	2.22%, 01/15/2047 ■	1,622
2,000	2.39%, 05/15/2046 ■	1,965
265	3.47%, 01/15/2048 ■	266
3,726	3.96%, 10/15/2045 ■	3,808
	IMPAC Commercial Mortgage Backed Trust
1,046	0.96%, 10/25/2034 Δ	1,007
	IndyMac Index Mortgage Loan Trust
918	0.44%, 07/25/2035 Δ	780
1,649	0.56%, 07/25/2046 Δ	872
626	2.44%, 08/25/2035 Δ	486
1,627	2.61%, 12/25/2036 Δ	1,414
384	2.71%, 09/25/2036 Δ	311
	ING Investment Management CLO Ltd.
3,290	1.69%, 01/18/2026 ■Δ	3,272
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,285	1.66%, 02/12/2051 Δ	1,228
2,124	2.75%, 10/15/2045 ■	1,411
850	2.83%, 10/15/2045	814
2,225	3.91%, 05/05/2030 ■Δ	2,228
2,825	4.17%, 08/15/2046	3,004
1,690	4.67%, 10/15/2045 ■Δ	1,588
	JP Morgan Mortgage Trust
1,366	2.73%, 05/25/2036 Δ	1,257
350	6.00%, 01/25/2037	299
	LB-UBS Commercial Mortgage Trust
257	5.43%, 02/15/2040	284
	Luminent Mortgage Trust
2,554	0.36%, 02/25/2046 Δ	1,856
	M&T Bank Automotive Receivables Trust
1,170	1.57%, 01/15/2017 ■	1,189
	Merrill Lynch Mortgage Investors Trust
864	2.77%, 07/25/2035 Δ	742
	Merrill Lynch Mortgage Trust
100	5.68%, 05/12/2039 Δ	108
	Merrill Lynch/Countrywide Commercial Mortgage Trust
105	5.89%, 06/12/2046 Δ	114
	Morgan Stanley ABS Capital I
840	0.39%, 10/25/2036 Δ	458
	Morgan Stanley Capital I
2,990	3.24%, 03/15/2045	2,972
40	5.16%, 10/12/2052 Δ	43
100	5.25%, 09/15/2047 ■Δ	111
50	5.65%, 06/11/2042 Δ	56
625	6.28%, 01/11/2043 Δ	724
	Morgan Stanley Mortgage Loan Trust
4,174	0.33%, 05/25/2036 - 11/25/2036 Δ	1,955
	Morgan Stanley Re-Remic Trust
1,100	5.80%, 08/15/2045 ■Δ	1,208
	Nationstar Agency Advance Funding Trust
1,000	1.89%, 02/18/2048 ■	974
250	3.23%, 02/18/2048 ■Δ	252

2

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.0% - (continued)
		United States - 10.7% - (continued)
		OBP Depositor LLC Trust
	$2,100	4.65%, 07/15/2045 ■	$2,307
		Octagon Investment Partners
	3,450	1.39%, 07/17/2025 ■Δ	3,390
		OHA Intrepid Leveraged Loan Fund Ltd.
	3,376	1.16%, 04/20/2021 ■Δ	3,368
		OZLM Funding Ltd
	3,880	1.74%, 01/17/2026 ■Δ	3,878
		Prestige Automotive Receivables Trust
	2,215	1.09%, 02/15/2018 ■	2,221
	35	1.23%, 12/15/2015 ■	35
	100	1.33%, 05/15/2019 ■	100
		Race Point CLO Ltd.
	2,040	1.51%, 02/20/2025 ■Δ	2,021
		Residential Accredit Loans, Inc.
	424	1.42%, 11/25/2037 Δ	258
		RFMSI Trust
	1,006	3.15%, 04/25/2037 Δ	874
	297	6.00%, 04/25/2037	265
		Sheridan Square CLO
	2,435	1.41%, 04/15/2025 ■Δ	2,399
		SMA Issuer LLC
	168	3.50%, 08/20/2025 ■	168
		SNAAC Automotive Receivables Trust
	945	1.14%, 07/16/2018 ■	945
		Soundview Home Equity Loan Trust, Inc.
	1,750	0.34%, 07/25/2037 Δ	1,040
	307	0.44%, 06/25/2037 Δ	169
		Springleaf Mortgage Loan Trust
	643	1.57%, 12/25/2059 ■	641
	2,878	1.78%, 12/25/2065 ■	2,870
	1,968	2.22%, 10/25/2057 ■	2,004
	510	2.66%, 12/25/2059 ■	505
	1,725	3.14%, 06/25/2058 ■	1,679
	920	3.52%, 12/25/2065 ■	905
	2,770	3.79%, 09/25/2057 ■	2,770
		Structured Adjustable Rate Mortgage Loan Trust
	1,232	0.46%, 09/25/2034 Δ	1,086
		Structured Asset Mortgage Investments, Inc.
	237	0.38%, 05/25/2046 Δ	134
	711	0.39%, 02/25/2036 Δ	562
		TAL Advantage LLC
	1,176	2.83%, 02/22/2038 ■	1,145
		UBS-Barclays Commercial Mortgage Trust
	3,850	3.18%, 03/10/2046 Δ	3,747
	3,461	3.24%, 04/10/2046	3,377
	1,805	4.09%, 03/10/2046 ■Δ	1,399
	685	4.23%, 03/10/2046 ■	590
		VNO Mortgage Trust
	2,350	3.00%, 11/15/2030 ■	2,248
		Wells Fargo Commercial Mortgage Trust
	3,900	2.92%, 10/15/2045	3,763
		Wells Fargo Mortgage Backed Securities Trust
	959	2.63%, 12/28/2037 Δ	875
	108	5.16%, 10/25/2035 Δ	108
		WF-RBS Commercial Mortgage Trust
	285	4.28%, 03/01/2048 Δ	277
	830	4.90%, 06/15/2044 ■	916
	515	5.00%, 06/15/2044 ■	441
			221,749
		Total asset & commercial mortgage backed securities
		(cost $228,991)	$229,274

CORPORATE BONDS - 9.2%
		Canada - 0.1%
		Harvest Operations Corp.
	$41	6.88%, 10/01/2017	$45
		Kinder Morgan Finance Co.
	290	5.70%, 01/05/2016	309
		Novelis, Inc.
	475	8.75%, 12/15/2020	527
		Quebecor Media, Inc.
	98	7.75%, 03/15/2016	99
		Telesat LLC
	1,300	6.00%, 05/15/2017 ■	1,349
		Videotron Ltee
	18	9.13%, 04/15/2018	19
			2,348
		France - 0.2%
		BPCE S.A.
EUR	1,250	9.00%, 03/17/2015 ♠Δ	1,785
		Credit Agricole S.A.
	350	7.88%, 01/23/2024 ■♠	355
		Societe Generale
	1,545	7.88%, 12/18/2023 ■♠	1,568
			3,708
		Germany - 0.2%
		Deutsche Bank AG
	1,255	4.30%, 05/24/2028	1,148
		Unitymedia Hessen GmbH & Co.
EUR	2,000	9.63%, 12/01/2019 §	2,961
			4,109
		Ireland - 0.2%
		Ardagh Glass Finance
EUR	375	7.13%, 06/15/2017 §	518
		Ardagh Packaging Finance plc
EUR	850	9.25%, 10/15/2020 §	1,249
		Baggot Securities, Ltd.
EUR	100	10.24%, 12/29/2049 ■	144
		Nara Cable Funding Ltd.
	525	8.88%, 12/01/2018 ■	564
EUR	700	8.88%, 12/01/2018 §	1,023
			3,498
		Italy - 0.1%
		Intesa Sanpaolo
EUR	850	9.50%, 10/29/2049 §	1,250

		Japan - 0.1%
		Softbank Corp.
	1,230	4.50%, 04/15/2020 ■	1,210

3

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 9.2% - (continued)
		Luxembourg - 0.3%
		Aguila 3 S.A.
	$1,455	7.88%, 01/31/2018 ■	$1,544
		Altice Financing S.A.
	355	8.13%, 01/15/2024 ■	371
	610	9.88%, 12/15/2020 ■	683
		Ontex IV S.A.
EUR	625	7.50%, 03/17/2015 §	873
EUR	245	7.50%, 04/15/2018 ■	342
		Trionista Holdco GmbH
EUR	330	5.00%, 04/30/2020 ■	454
		Wind Acquisition Finance S.A.
EUR	1,250	7.38%, 02/15/2018 ■	1,775
			6,042
		Mexico - 0.0%
		Cemex S.A.B. de C.V.
	185	3.75%, 03/15/2018 ۞	261

		Netherlands - 0.3%
		AerCap Aviation Solutions B.V.
	200	6.38%, 05/30/2017	218
		EDP Finance B.V.
	465	5.25%, 01/14/2021 ■	474
		ING Groep N.V.
EUR	1,645	8.00%, 04/29/2049 §	2,297
		NXP B.V./NXP Funding LLC
	440	3.75%, 06/01/2018 ■	440
		Sensata Technologies B.V.
	550	6.50%, 05/15/2019 ■	591
	300	6.50%, 05/15/2019 §	323
		UPC Holding B.V.
EUR	2,075	8.38%, 08/15/2020 §	3,069
			7,412
		Portugal - 0.0%
		Banco Espirito Santo S.A.
EUR	300	7.13%, 11/28/2023 §	405

		Spain - 0.1%
		NH Hoteles S.A.
EUR	515	6.88%, 11/15/2019 ■	736
		Santander Finance Preferred
GBP	700	11.30%, 07/29/2049	1,190
			1,926
		Switzerland - 0.1%
		Credit Suisse Group AG
	630	7.50%, 12/11/2023 ■♠	663
		Swiss Re Capital I L.P.
	690	6.85%, 05/25/2016 §♠	738
			1,401
		United Kingdom - 1.2%
		Bank of Scotland Capital Funding L.P.
GBP	850	6.06%, 05/31/2015 §♠	1,436
		Barclays Bank plc
	2,180	0.49%, 04/04/2014 ♠Δ	1,417
	2,320	8.25%, 12/15/2018 ۞♠	2,390
GBP	550	14.00%, 06/15/2019 ♠	1,207
		HSBC Holdings plc
EUR	825	0.59%, 09/30/2020 Δ	1,090
	2,620	0.62%, 09/30/2049 Δ	1,755
		Ineos Group Holdings plc
EUR	1,090	6.50%, 08/15/2018 ■	1,511
EUR	758	7.88%, 02/15/2016 §	1,023
		Intelsat Luxembourg S.A.
	215	6.75%, 06/01/2018 ■	229
	1,940	7.75%, 06/01/2021 ■	2,081
		Lloyds Banking Group plc
	2,860	0.49%, 08/29/2014 ♠Δ	1,888
		National Westminster Bank plc
	1,270	0.62%, 07/11/2014 ♠Δ	800
EUR	725	2.43%, 10/29/2049 Δ	886
		Royal Bank of Scotland Group plc
	5,070	6.00%, 12/19/2023	5,108
	2,075	9.50%, 03/16/2022 §	2,427
		Tullow Oil plc
	545	6.00%, 11/01/2020 ■	557
			25,805
		United States - 6.3%
		99 Cents Only Stores
	425	11.00%, 12/15/2019	480
		AbbVie, Inc.
	690	1.75%, 11/06/2017	693
		AES (The) Corp.
	152	7.75%, 10/15/2015	166
	50	8.00%, 10/15/2017	58
		AK Steel Corp.
	470	7.63%, 05/15/2020	464
	440	8.38%, 04/01/2022	436
		Alcatel-Lucent USA Inc.
	3,525	4.63%, 07/01/2017 ■	3,516
	610	6.75%, 11/15/2020 ■	625
		Alere, Inc.
	1,095	6.50%, 06/15/2020	1,125
		Ally Financial, Inc.
	550	4.63%, 06/26/2015	570
	185	6.75%, 12/01/2014	192
	35	8.00%, 03/15/2020	42
		AMC Entertainment, Inc.
	686	8.75%, 06/01/2019	731
	734	9.75%, 12/01/2020	842
		American Builders & Contractors Supply Co., Inc.
	220	5.63%, 04/15/2021 ■	222
		American International Group, Inc.
GBP	2,100	5.75%, 03/15/2067	3,435
		American Rock Salt Co. LLC
	10	8.25%, 05/01/2018 ■	10
		Antero Resources Corp.
	380	5.38%, 11/01/2021 ■	383
		Antero Resources Finance Corp.
	6	7.25%, 08/01/2019	6
		ARAMARK Corp.
	1,505	5.75%, 03/15/2020 ■	1,561
		Associated Materials LLC
	245	9.13%, 11/01/2017	258
		Bank of America Corp.
EUR	1,800	1.01%, 05/23/2017 Δ	2,364

4

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 9.2% - (continued)
		United States - 6.3% - (continued)
		Bankrate, Inc.
	$1,675	6.13%, 08/15/2018 ■	$1,755
		BE Aerospace, Inc.
	275	6.88%, 10/01/2020	300
		Biomet, Inc.
	1,210	6.50%, 08/01/2020 - 10/01/2020	1,288
		Blueline Rental Finance
	335	7.00%, 02/01/2019 ■	346
		BOE Intermediate Holdings Corp.
	737	9.00%, 11/01/2017 ■Þ	787
		Building Materials Corp.
	430	6.88%, 08/15/2018 ■	454
		Case Corp.
	95	7.25%, 01/15/2016	104
		CCO Holdings LLC
	195	7.25%, 10/30/2017	207
	1,300	7.38%, 06/01/2020	1,414
	425	8.13%, 04/30/2020	462
		CDW Escrow Corp.
	3,705	8.50%, 04/01/2019	4,066
		Chesapeake Energy Corp.
	60	9.50%, 02/15/2015	65
		Cinemark USA, Inc.
	2,665	4.88%, 06/01/2023	2,518
		CIT Group, Inc.
	30	5.00%, 05/15/2017	32
	30	5.25%, 04/01/2014 ■	30
	65	5.25%, 03/15/2018	69
		Clean Harbors, Inc.
	640	5.13%, 06/01/2021	640
		CNH Capital LLC
	3,205	3.63%, 04/15/2018	3,241
	205	3.88%, 11/01/2015	211
	230	6.25%, 11/01/2016	253
		Cobalt International Energy, Inc.
	565	2.63%, 12/01/2019 ۞	503
		Community Choice Financial, Inc.
	225	10.75%, 05/01/2019	188
		Community Health Systems, Inc.
	610	5.13%, 08/15/2018	644
	1,300	6.88%, 02/01/2022 ■	1,333
	1,930	7.13%, 07/15/2020	2,056
		Constellation Brands, Inc.
	195	4.25%, 05/01/2023	184
		Credit Acceptance Corp.
	905	9.13%, 02/01/2017	949
		Cubist Pharmaceuticals
	169	1.13%, 09/01/2018 ۞■	199
	235	1.88%, 09/01/2020 ۞■	278
		DaVita, Inc.
	1,120	5.75%, 08/15/2022	1,147
		Deluxe Corp.
	395	7.00%, 03/15/2019	423
		Deutsche Postbank IV
EUR	200	5.98%, 06/29/2049 §Δ	284
		DISH DBS Corp.
	785	6.75%, 06/01/2021	838
		Easton-Bell Sports, Inc.
	1,375	9.75%, 12/01/2016	1,432
		Emdeon, Inc.
	25	11.00%, 12/31/2019	29
		Endeavour International Corp.
	1,330	12.00%, 03/01/2018	1,373
		EPE Holding/EP Energy Bond
	762	8.88%, 12/15/2017 ■Þ	789
		Equinix, Inc.
	70	4.88%, 04/01/2020	70
		Everest Acquisition LLC
	80	9.38%, 05/01/2020	92
		Exelixis, Inc.
	195	4.25%, 08/15/2019 ۞	269
		Ferrellgas Partners L.P.
	6	6.50%, 05/01/2021	6
		Ferro Corp.
	335	7.88%, 08/15/2018	355
		Fresenius Medical Care U.S. Finance II, Inc.
	435	5.63%, 07/31/2019 ■	462
	610	5.88%, 01/31/2022 ■	648
	60	9.00%, 07/15/2015 ■	66
		General Motors Financial Co., Inc.
	245	2.75%, 05/15/2016 ■	248
		Gray Television, Inc.
	1,360	7.50%, 10/01/2020	1,452
		GRD Holding III Corp.
	390	10.75%, 06/01/2019 ■	431
		Greektown Superholdings, Inc.
	425	13.00%, 07/01/2015	438
		HCA, Inc.
	286	5.88%, 05/01/2023	291
	120	6.38%, 01/15/2015	125
	220	7.50%, 11/15/2095	190
		Hertz Corp.
	946	7.38%, 01/15/2021 ■	1,029
	430	7.50%, 10/15/2018	460
		Hexion U.S. Finance Corp.
	55	6.63%, 04/15/2020	57
		Hologic, Inc.
	2,250	6.25%, 08/01/2020	2,348
		International Lease Finance Corp.
	215	5.65%, 06/01/2014	218
	75	6.50%, 09/01/2014 ■	77
	190	8.63%, 09/15/2015	210
		Iron Mountain, Inc.
	30	7.75%, 10/01/2019	33
	610	8.38%, 08/15/2021	653
		Isle of Capri Casinos, Inc.
	850	7.75%, 03/15/2019	927
	255	8.88%, 06/15/2020	276
		J.M. Huber Corp.
	10	9.88%, 11/01/2019 ■	12
		K Hovnanian Enterprises, Inc.
	80	7.00%, 01/15/2019 ■	81
	176	9.13%, 11/15/2020 ■	196
		KB Home
	75	7.50%, 09/15/2022	80
	175	8.00%, 03/15/2020	195
		KB Home & Broad Home Corp.
	216	6.25%, 06/15/2015	227

5

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 9.2% - (continued)
	United States - 6.3% - (continued)
	Ladder Capital Finance Holdings LLC
$90	7.38%, 10/01/2017	$95
	Lawson Software, Inc.
380	9.38%, 04/01/2019	428
	Lennar Corp.
90	5.60%, 05/31/2015	95
	Level 3 Communications, Inc.
500	11.88%, 02/01/2019	575
	Level 3 Financing, Inc.
700	8.63%, 07/15/2020	782
	Lin Television Corp
2,000	6.38%, 01/15/2021	2,090
	M/I Homes, Inc.
147	3.00%, 03/01/2018 ۞	161
	Masco Corp.
140	4.80%, 06/15/2015	145
	Mediacom LLC
315	9.13%, 08/15/2019	339
	MetroPCS Wireless, Inc.
110	7.88%, 09/01/2018	117
	Michaels Stores, Inc.
945	7.75%, 11/01/2018	1,009
	Nationstar Mortgage LLC
1,625	6.50%, 08/01/2018	1,641
456	7.88%, 10/01/2020	465
	NBC Universal Enterprise
680	5.25%, 12/19/2049 ■	683
	NII Capital Corp.
260	7.63%, 04/01/2021	110
70	8.88%, 12/15/2019	33
	Nortek, Inc.
650	8.50%, 04/15/2021	718
	Northwoods Capital
3,570	1.70%, 11/04/2025 ■Δ	3,552
	Nuveen Investments, Inc.
1,400	9.13%, 10/15/2017 ■	1,435
	ON Semiconductor Corp.
620	2.63%, 12/15/2026 ۞	698
	Owens-Brockway Glass Container, Inc.
85	7.38%, 05/15/2016	95
	Party City Holdings, Inc.
290	8.88%, 08/01/2020	323
	Pinnacle Merger Sub, Inc.
785	9.50%, 10/01/2023 ■	848
	Ply Gem Industries, Inc.
840	6.50%, 02/01/2022 ■	827
1,410	8.25%, 02/15/2018	1,498
	Provident Funding Associates L.P.
295	6.75%, 06/15/2021 ■	291
	Pulte Homes, Inc.
45	6.38%, 05/15/2033	42
	Range Resources Corp.
15	6.75%, 08/01/2020	16
	Realogy Corp.
75	7.63%, 01/15/2020 ■	84
	Rosetta Resources, Inc.
85	9.50%, 04/15/2018	90
	Royal Caribbean Cruises Ltd.
630	5.25%, 11/15/2022	638
	Salix Pharmaceuticals Ltd.
1,960	6.00%, 01/15/2021 ■	2,043
	Savient Pharmaceuticals, Inc.
205	4.75%, 02/01/2018 ۞Ψ	2
	SBA Telecommunications, Inc.
170	8.25%, 08/15/2019	182
	Service Corp. International
1,745	5.38%, 01/15/2022 ■	1,765
775	7.00%, 05/15/2019	825
	Servicemaster Co.
1,310	7.00%, 08/15/2020	1,326
	Sinclair Television Group, Inc.
400	8.38%, 10/15/2018	432
	SLM Corp.
6,870	5.50%, 01/15/2019	7,025
840	6.25%, 01/25/2016	903
	Softbrands, Inc.
475	11.50%, 07/15/2018	549
	Sovereign Capital Trust IV
125	7.91%, 06/13/2036	125
	Spectrum Brands Holdings, Inc.
950	6.38%, 11/15/2020 ■	1,009
940	6.63%, 11/15/2022 ■	1,000
	Speedway Motorsports, Inc.
1,375	6.75%, 02/01/2019	1,458
	Sprint Corp.
865	7.13%, 06/15/2024 ■	869
6,050	7.25%, 09/15/2021 ■	6,519
	Sprint Nextel Corp.
75	9.00%, 11/15/2018 ■	91
	Syniverse Holdings, Inc.
2,640	9.13%, 01/15/2019	2,881
	Tempur-Pedic International, Inc.
395	6.88%, 12/15/2020	432
	Tenet Healthcare Corp.
465	9.25%, 02/01/2015	500
	Texas Competitive Electric Co.
925	11.50%, 10/01/2020 ■	682
	T-Mobile USA, Inc.
575	5.25%, 09/01/2018 ■	607
785	6.46%, 04/28/2019	826
	TMX Finance LLC
1,530	8.50%, 09/15/2018 ■	1,637
	TransDigm Group, Inc.
50	7.75%, 12/15/2018	54
	United States Steel Corp.
336	7.38%, 04/01/2020	363
	Valassis Communications, Inc.
1,825	6.63%, 02/01/2021	1,852
	Verizon Communications, Inc.
6,395	5.15%, 09/15/2023	6,952
5,450	6.55%, 09/15/2043	6,542
	Warner Chilcott plc
745	7.75%, 09/15/2018	802
	Weekley Homes LLC
50	6.00%, 02/01/2023 ■	49

6

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 9.2% - (continued)
		United States - 6.3% - (continued)
		Wellcare Health Plans, Inc.
	$395	5.75%, 11/15/2020	$409
			131,926
		Total corporate bonds
		(cost $185,002)	$191,301

FOREIGN GOVERNMENT OBLIGATIONS - 59.2%
		Australia - 6.4%
		Australia (Commonwealth of)
AUD	5,735	4.50%, 04/15/2020	$5,293
AUD	25,000	4.75%, 10/21/2015 - 06/15/2016	22,809
AUD	43,815	5.25%, 03/15/2019	41,817
AUD	46,860	5.50%, 01/21/2018 - 04/21/2023	45,731
AUD	6,020	6.00%, 02/15/2017	5,749
AUD	12,000	6.25%, 04/15/2015	10,980
			132,379
		Belgium - 6.0%
		Belgium (Kingdom of)
EUR	40,000	1.25%, 06/22/2018 §	54,839
EUR	21,940	2.25%, 06/22/2023 §	29,821
EUR	15,000	2.75%, 03/28/2016 ■	21,297
EUR	11,275	4.25%, 09/28/2021 ■	17,945
			123,902
		Brazil - 0.0%
		Brazil (Republic of)
BRL	2,555	10.00%, 01/01/2017	986

		Canada - 1.5%
		Canada (Government of)
CAD	34,600	1.75%, 03/01/2019	31,186

		Denmark - 7.4%
		Denmark (Kingdom of)
DKK	113,610	1.50%, 11/15/2023	20,194
DKK	91,035	2.50%, 11/15/2016	17,498
DKK	80,000	3.00%, 11/15/2021	16,265
DKK	440,370	4.00%, 11/15/2015 - 11/15/2019	88,669
DKK	41,355	7.00%, 11/10/2024	11,422
			154,048
		Finland - 6.5%
		Finland (Republic of)
EUR	42,710	1.13%, 09/15/2018 ■	58,572
EUR	25,990	1.50%, 04/15/2023 §	34,247
EUR	18,000	1.75%, 04/15/2016 ■	25,122
EUR	11,405	3.88%, 09/15/2017 ■	17,246
			135,187
		France - 0.5%
		France (Government of)
EUR	7,245	2.25%, 05/25/2024	9,783

		Germany - 6.1%
		Bundesobligation
EUR	23,070	0.25%, 04/13/2018	30,857
EUR	10,000	0.75%, 02/24/2017	13,715
EUR	15,000	1.75%, 10/09/2015	20,802
		Bundesrepublik Deutschland
EUR	6,770	1.50%, 09/04/2022	9,209
EUR	18,200	2.00%, 01/04/2022 - 08/15/2023	25,616
EUR	8,750	3.75%, 01/04/2019	13,620
		Bundesschatzanweisungen
EUR	10,005	0.19%, 12/11/2015 ○	13,476
			127,295
		Italy - 2.7%
		Italy (Republic of)
EUR	7,020	3.00%, 11/01/2015	9,804
EUR	32,905	4.50%, 07/15/2015 - 03/01/2019	47,281
			57,085
		Mexico - 3.1%
		Mexican Bonos
MXN	690,068	10.00%, 12/05/2024	64,739

		Netherlands - 7.4%
		Netherlands (Government of)
EUR	35,300	0.75%, 04/15/2015	47,959
EUR	25,075	1.25%, 01/15/2018 ■	34,680
EUR	18,255	1.75%, 07/15/2023 ■	24,352
EUR	10,525	3.25%, 07/15/2021 ■	15,977
EUR	19,900	4.50%, 07/15/2017 ■	30,526
			153,494
		Poland - 2.9%
		Poland (Republic of)
PLN	198,635	4.00%, 10/25/2023	59,553

		Spain - 0.6%
		Spain (Government of)
EUR	8,905	2.75%, 04/30/2019	12,246

		Sweden - 8.1%
		Sweden (Kingdom of)
SEK	182,820	1.50%, 11/13/2023	26,190
SEK	114,900	3.00%, 07/12/2016	18,392
SEK	204,645	3.50%, 06/01/2022	34,650
SEK	149,930	3.75%, 08/12/2017	24,868
SEK	220,945	4.25%, 03/12/2019	38,199
SEK	165,035	4.50%, 08/12/2015	26,623
			168,922
		Venezuela - 0.0%
		Venezuela (Republic of)
	575	8.50%, 10/08/2014	563

		Total foreign government obligations
		(cost $1,229,969)	$1,231,368

SENIOR FLOATING RATE INTERESTS ♦ - 2.3%
		Australia - 0.0%
		Fortescue Metals Group Ltd.
	$281	4.25%, 06/28/2019	$284

		Denmark - 0.1%
		ISS A/S
	1,174	3.75%, 04/30/2018	1,176

		France - 0.1%
		Spotless Group
	1,551	5.00%, 10/02/2018	1,571

7

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 2.3% - (continued)
		Germany - 0.0%
		CeramTec
EUR	103	4.75%, 08/28/2020	$140
		Faenza Acquisition Gmbh
EUR	337	4.75%, 08/28/2020	459
			599
		Ireland - 0.1%
		Ardagh Holdings USA, Inc.
	1,285	12/17/2019 ◊☼	1,288
	655	4.25%, 12/17/2019	657
			1,945
		United States - 2.0%
		99 Cents Only Stores
	1,776	4.50%, 01/11/2019	1,790
		AMC Entertainment, Inc.
	873	3.50%, 04/30/2020	875
		American Builders & Contractors Supply Co.
	1,302	3.50%, 04/16/2020	1,306
		Apex Tool Group LLC
	258	4.50%, 01/31/2020	259
		Arch Coal, Inc.
	1,041	6.25%, 05/16/2018	1,030
		Asurion LLC
	612	3.50%, 07/08/2020	605
	1,140	4.50%, 05/24/2019	1,140
		Calpine Corp.
	1,036	4.00%, 10/09/2019 - 10/31/2020	1,044
		Chrysler Group LLC
	98	3.50%, 05/24/2017	98
		Community Health Systems, Inc.
	570	01/27/2021 ◊☼	576
		Crosby Worldwide, Ltd.
	680	4.00%, 11/23/2020	683
		Darling International, Inc.
EUR	1,875	01/06/2021◊☼	2,541
		First Data Corp.
	2,685	4.16%, 09/24/2018	2,683
		First Data Corp., Extended 1st Lien Term Loan
	290	4.16%, 03/23/2018	290
		Fly Leasing Ltd.
	1,301	4.50%, 08/09/2019	1,316
		Freescale Semiconductor, Inc.
	2,597	5.00%, 02/28/2020 - 01/15/2021	2,623
		Gardner Denver
EUR	1,342	4.75%, 07/30/2020	1,815
		Hilton Worldwide Holdings, Inc.
	1,492	3.75%, 10/26/2020	1,501
		Houghton International, Inc.
	193	4.00%, 12/20/2019	194
		Leap Wireless International, Inc.
	990	4.75%, 03/08/2020	991
		Light Tower Fiber LLC
	1,099	4.50%, 04/13/2020	1,102
		MGM Resorts International
	525	3.50%, 12/20/2019	525
		MISYS plc
	519	5.00%, 12/12/2018	523
		Neiman Marcus Group, Inc.
	1,252	5.00%, 10/25/2020	1,266
		Nuveen Investments, Inc.
	1,736	4.17%, 05/13/2017	1,731
		Party City Holdings, Inc.
	1,646	4.25%, 07/27/2019	1,655
		Ply Gem Industries, Inc.
	955	01/17/2021 ◊☼	957
		Realogy Corp., Extended 1st Lien Term Loan B
	211	4.50%, 03/05/2020	213
		Rexnord LLC
	2,753	4.00%, 08/21/2020	2,765
		ServiceMaster (The) Co.
	2,943	4.42%, 01/31/2017	2,939
		Sprouts Farmers Markets Holdings LLC
	699	4.00%, 04/23/2020	702
		Star West Generation LLC
	774	4.25%, 03/13/2020	779
		Syniverse Holdings, Inc.
	1,958	4.00%, 04/23/2019	1,966
		Tribune Co.
	1,430	4.00%, 12/27/2020	1,426
			41,909
		Total senior floating rate interests
		(cost $47,057)	$47,484

U.S. GOVERNMENT AGENCIES - 0.1%
		United States - 0.1%
		FHLMC
	$1,462	1.05%, 08/25/2016 ►	$44
	10,140	6.33%, 12/25/2039 ►	1,380
	3,691	6.64%, 08/25/2041 ►	450
			1,874
		Total U.S. government agencies
		(cost $1,864)	$1,874

U.S. GOVERNMENT SECURITIES - 8.6%
		United States - 8.6%
		U.S. Treasury Bonds
	$230	3.63%, 08/15/2043	$230

		U.S. Treasury Notes
	72,275	0.25%, 01/15/2015 - 05/15/2015 ╦	72,343
	21,235	0.38%, 07/15/2023 ◄	21,152
	12,420	0.63%, 04/30/2018	12,102
	44,115	0.75%, 12/31/2017 - 03/31/2018 ╦	43,474
	10,340	1.25%, 01/31/2019 ‡	10,211
	10,405	1.63%, 08/15/2022 ╦	9,699
	1,600	1.75%, 05/15/2023	1,485
	7,360	2.00%, 02/15/2022 - 02/15/2023 ╦	7,054
			177,520
		Total U.S. government securities
		(cost $179,086)	$177,750

8

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
		Foreign Exchange Contracts - 0.0%
		JPY Call/KRW Put
JPY	53,276	Expiration: 04/24/2014Є	$100
		USD Call/KRW Put
	12,045	Expiration: 05/19/2014	53
		USD Call/SGD Put
	17,893	Expiration: 07/17/2014	227
	480	Expiration: 05/16/2014	56
			436
		Total call options purchased
		(cost $952)	$436

Contracts╬
PUT OPTIONS PURCHASED - 0.1%
		Foreign Exchange Contracts - 0.1%
		EUR Put/USD Call
EUR	1,722	Expiration: 05/02/2014 и	$109
		NZD Put/USD Call
NZD	1,234	Expiration: 04/22/2014 Ҹ	102
		USD Put/JPY Call
	1,514	Expiration: 03/06/2014 æ	490
		Interest Rate Contracts - 0.0%
		CMS Spread Option CMS10/CMS5
	65,498	Expiration: 09/16/2014, Exercise Rate: 0.99%	74
	93,630	Expiration: 08/07/2014, Exercise Rate: 1.03%	93
		Interest Rate Swaption JPY
JPY	1,645,000	Expiration: 05/14/2019, Exercise Rate: 0.45%	15
JPY	1,596,120	Expiration: 05/12/2014, Exercise Rate: 0.46%	14
JPY	1,047,695	Expiration: 05/14/2014, Exercise Rate: 0.95%	47
			944
		Total put options purchased
		(cost $1,053)	$944

Shares or Principal Amount ╬
PREFERRED STOCKS - 0.1%
		United States - 0.1%
	—	Citigroup Capital XIII	$11
	61	GMAC Capital Trust I ۞	1,670
	7	Intelsat S.A. ۞	366
			2,047
		Total preferred stocks
		(cost $1,968)	$2,047

		Total long-term investments
		(cost $1,875,942)	$1,882,478

SHORT-TERM INVESTMENTS - 5.4%
	Repurchase Agreements - 5.4%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $15,053, collateralized by
U.S. Treasury Bill 0.07% - 0.14%, 2014,
U.S. Treasury Bond 2.75% - 11.25%,
2015 - 2043, U.S. Treasury Note 0.25% -
	4.25%, 2014 - 2023, value of $15,354)
$15,053	0.02%, 1/31/2014	$15,053
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $4,967,
collateralized by FHLMC 3.50% -
4.00%, 2042 - 2043, FNMA 2.81% -
	4.50%, 2041 - 2042, value of $5,067)
4,967	0.02%, 1/31/2014	4,967
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $12,936, collateralized by
FHLB 0.88%, 2017, FHLMC 0.05% -
5.50%, 2014 - 2043, FNMA 2.00% -
3.50%, 2025 - 2028, GNMA 3.50%,
2042 - 2043, U.S. Treasury Note 2.38%,
	2014, value of $13,194)
12,936	0.03%, 1/31/2014	12,936
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $13,703, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $13,977)
13,703	0.02%, 1/31/2014	13,703
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $30,091,
collateralized by U.S. Treasury Bill
0.06% - 0.10%, 2014, U.S. Treasury
Bond 3.00% - 8.75%, 2017 - 2042, U.S.
Treasury Note 0.25% - 3.75%, 2015 -
	2023, value of $30,693)
30,091	0.02%, 1/31/2014	30,091
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $3,998,
collateralized by FHLMC 3.00% -
5.50%, 2019 - 2043, FNMA 3.00% -
6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $4,078)
3,998	0.03%, 1/31/2014	3,998
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $3,344, collateralized by U.S. Treasury Note 2.63%, 2014, value of $3,411)
3,344	0.02%, 1/31/2014	3,344

9

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 5.4% - (continued)
	Repurchase Agreements - 5.4% - (continued)
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in
the amount of $28,567, collateralized by
FFCB 0.14%, 2015, FHLB 0.55%, 2017,
FHLMC 3.00% - 4.38%, 2015 - 2043,
FNMA 2.50% - 4.50%, 2025 - 2043,
	value of $29,138)
$28,567	0.03%, 1/31/2014		$28,567
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $261, collateralized by U.S. Treasury Note 2.38%, 2015, value of $268)
261	0.01%, 1/31/2014		261
			112,920
	Total short-term investments
	(cost $112,920)		$112,920

	Total investments
	(cost $1,988,862) ▲	96.0%	$1,995,398
	Other assets and liabilities	4.0%	83,775
	Total net assets	100.0%	$2,079,173

10

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $1,989,801 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$30,506
Unrealized Depreciation	(24,909)
Net Unrealized Appreciation	$5,597

Ψ	The company is in bankruptcy. The investment held by the Fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

Þ	This security may pay interest in additional principal instead of cash.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2014.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $435,136, which represents 20.9% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $138,783, which represents 6.7% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date.

и	This security has limitations. If the U.S. Dollar per EURO exchange rate is greater than or equal to 1.38 and then less than or equal to 1.24 between trade date and expiration date, the Fund will receive the equivalent of par on the number of contracts traded.

Ҹ	This security has limitations. If the New Zealand Dollar per U.S. Dollar exchange rate is greater than or equal to 0.875 and then less than or equal to 0.825 between trade date and expiration date, the Fund will receive the equivalent of par on the number of contracts traded.

æ	This security has limitations. If the Japanese Yen per U.S. Dollar exchange rate is less than or equal to the barrier level of 99.30 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

11

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Є	This security has limitations. If the South Korean Won per Japanese Yen exchange rate is greater than or equal to the barrier level of 11.56 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $9,277 at January 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts. The Fund has also pledged $585 of cash as collateral in connection with over-the-counter swap contracts. In addition, cash of $5,240 was received from broker(s) as collateral in connection with over-the-counter swap contracts. Securities valued at $186, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with over-the-counter swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
2-Year U.S. Treasury Note Future	19	03/31/2014	$4,184	$4,184	$–	$–	$1	$–
5-Year U.S. Treasury Note Future	1,697	03/31/2014	203,948	204,701	753	–	252	–
Australian 10-Year Bond Future	665	03/17/2014	67,268	68,054	786	–	49	(36)
Australian 3-Year Bond Future	265	03/17/2014	25,174	25,271	97	–	–	(7)
Canadian Government 10-Year Bond Future	5	03/20/2014	583	590	7	–	1	–
Euro BUXL 30-Year Bond Future	113	03/06/2014	18,745	19,550	805	–	168	–
Euro-BUND Future	157	03/06/2014	30,398	30,466	68	–	435	(183)
Euro-OAT Future	7	03/06/2014	1,248	1,282	34	–	8	–
Euro-Schatz Future	1	03/06/2014	149	149	–	–	–	–
Japan 10-Year Mini Bond Future	3	03/10/2014	425	425	–	–	–	–
Long Gilt Future	169	03/27/2014	30,555	30,668	113	–	114	–
Total			$382,677	$385,340	$2,663	$–	$1,028	$(226)
Short position contracts:
10-Year U.S. Treasury Note Future	199	03/20/2014	$24,961	$25,024	$–	$(63)	$–	$(59)
Euro-BOBL Future	582	03/06/2014	98,913	99,477	–	(564)	–	(243)
Euro-BTP Future	53	03/06/2014	8,406	8,411	–	(5)	31	(67)
Japan 10-Year Bond Future	132	03/11/2014	186,219	186,999	–	(780)	–	(26)
U.S. Treasury Long Bond Future	368	03/20/2014	48,311	49,162	–	(851)	–	(115)
U.S. Treasury Ultra Long Term Bond Future	63	03/20/2014	8,951	9,060	–	(109)	–	(20)
Total			$375,761	$378,133	$–	$(2,372)	$31	$(530)
Total futures contracts			$6,916	$7,207	$2,663	$(2,372)	$1,059	$(756)

* The number of contracts does not omit 000's.

Cash of $5,127 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2014.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/28/2014	BOA	$6,137	$6,115	$–	$(22)
AUD	Buy	02/28/2014	CBK	2,263	2,252	–	(11)
AUD	Buy	02/28/2014	GSC	1,055	1,061	6	–
AUD	Buy	02/28/2014	MSC	2,264	2,251	–	(13)
AUD	Buy	02/28/2014	NAB	88,442	87,222	–	(1,220)
AUD	Sell	02/28/2014	BCLY	11,405	11,150	255	–
AUD	Sell	02/28/2014	BOA	2,315	2,321	–	(6)
AUD	Sell	02/28/2014	CBA	2,275	2,234	41	–

12

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	02/28/2014	DEUT	$6,130	$6,115	$15	$–
AUD	Sell	02/28/2014	GSC	3,784	3,706	78	–
AUD	Sell	02/28/2014	JPM	3,044	2,970	74	–
AUD	Sell	02/28/2014	JPM	4,638	4,643	–	(5)
AUD	Sell	02/28/2014	NAB	123,743	122,036	1,707	–
AUD	Sell	02/28/2014	UBS	1,518	1,482	36	–
AUD	Sell	02/28/2014	UBS	2,316	2,322	–	(6)
BRL	Buy	02/04/2014	MSC	6,088	6,115	27	–
BRL	Buy	03/06/2014	MSC	6,018	6,068	50	–
BRL	Buy	02/04/2014	SCB	3,053	3,028	–	(25)
BRL	Buy	02/04/2014	UBS	4,561	4,504	–	(57)
BRL	Sell	02/04/2014	MSC	6,063	6,115	–	(52)
BRL	Sell	03/06/2014	MSC	1,109	1,072	37	–
BRL	Sell	02/04/2014	SCB	3,016	3,029	–	(13)
BRL	Sell	02/04/2014	UBS	4,487	4,504	–	(17)
CAD	Buy	02/28/2014	GSC	4,828	4,714	–	(114)
CAD	Buy	02/28/2014	HSBC	847	846	–	(1)
CAD	Buy	02/28/2014	RBC	141,865	141,050	–	(815)
CAD	Buy	02/28/2014	SSG	4,407	4,324	–	(83)
CAD	Sell	02/28/2014	BMO	9,285	9,124	161	–
CAD	Sell	02/28/2014	CBK	4,575	4,585	–	(10)
CAD	Sell	02/28/2014	RBC	171,026	167,625	3,401	–
CAD	Sell	02/28/2014	RBC	714	715	–	(1)
CHF	Buy	02/28/2014	CBK	9,129	9,137	8	–
CHF	Buy	02/28/2014	DEUT	4,528	4,468	–	(60)
CHF	Sell	02/28/2014	BOA	24,405	24,534	–	(129)
CHF	Sell	02/28/2014	CSFB	1,311	1,313	–	(2)
CHF	Sell	02/28/2014	DEUT	1,527	1,523	4	–
CLP	Sell	02/28/2014	SCB	7,565	7,250	315	–
CLP	Sell	02/28/2014	UBS	4,304	4,181	123	–
CZK	Sell	02/28/2014	JPM	65	64	1	–
DKK	Sell	02/28/2014	BCLY	8,176	8,064	112	–
DKK	Sell	02/28/2014	BOA	146,674	144,939	1,735	–
DKK	Sell	02/28/2014	CSFB	1,902	1,902	–	–
EUR	Buy	02/20/2014	BMO	1,599	1,592	–	(7)
EUR	Buy	02/28/2014	BNP	10,987	10,845	–	(142)
EUR	Buy	02/28/2014	BOA	9,273	9,231	–	(42)
EUR	Buy	02/28/2014	CBA	11,650	11,494	–	(156)
EUR	Buy	02/28/2014	CBK	8,520	8,420	–	(100)
EUR	Buy	02/28/2014	DEUT	25,627	25,427	–	(200)
EUR	Buy	02/28/2014	JPM	26,213	25,904	–	(309)
EUR	Buy	02/28/2014	MSC	45,305	44,936	–	(369)
EUR	Buy	02/03/2014	UBS	9,951	9,822	–	(129)
EUR	Buy	02/28/2014	UBS	20	20	–	–
EUR	Buy	02/28/2014	WEST	41,798	41,466	–	(332)
EUR	Sell	02/28/2014	BCLY	35,378	34,890	488	–
EUR	Sell	02/28/2014	BNP	4	4	–	–
EUR	Sell	02/04/2014	BOA	9,272	9,230	42	–
EUR	Sell	02/28/2014	BOA	198,511	196,044	2,467	–
EUR	Sell	02/28/2014	CBK	138,306	136,718	1,588	–
EUR	Sell	02/20/2014	CSFB	30,067	29,639	428	–
EUR	Sell	02/28/2014	CSFB	6,163	6,164	–	(1)
EUR	Sell	02/28/2014	DEUT	3,017	3,008	9	–
EUR	Sell	02/28/2014	JPM	6,269	6,174	95	–
EUR	Sell	02/20/2014	MSC	141	139	2	–
EUR	Sell	02/28/2014	MSC	6,642	6,551	91	–
EUR	Sell	02/28/2014	SSG	415,855	411,005	4,850	–
EUR	Sell	02/03/2014	UBS	21	21	–	–
EUR	Sell	02/28/2014	UBS	24,797	24,588	209	–

13

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	02/05/2014	WEST	$6,648	$6,640	$8	$–
GBP	Buy	02/28/2014	CBK	5,024	5,019	–	(5)
GBP	Buy	02/28/2014	DEUT	23,135	23,089	–	(46)
GBP	Buy	02/28/2014	GSC	4,538	4,566	28	–
GBP	Buy	02/28/2014	JPM	4,535	4,564	29	–
GBP	Buy	02/28/2014	JPM	14,031	13,923	–	(108)
GBP	Buy	02/28/2014	MSC	4,604	4,595	–	(9)
GBP	Buy	02/28/2014	TDS	20,440	20,400	–	(40)
GBP	Sell	02/28/2014	BCLY	2,523	2,525	–	(2)
GBP	Sell	02/28/2014	CBK	61,897	61,829	68	–
GBP	Sell	02/20/2014	CSFB	3,951	3,950	1	–
GBP	Sell	02/28/2014	DEUT	6,124	6,089	35	–
GBP	Sell	02/28/2014	DEUT	4,542	4,561	–	(19)
GBP	Sell	02/28/2014	HSBC	2,524	2,526	–	(2)
GBP	Sell	02/03/2014	JPM	14,034	13,926	108	–
GBP	Sell	02/28/2014	JPM	8,989	9,006	–	(17)
GBP	Sell	02/28/2014	MSC	7,085	7,095	–	(10)
GBP	Sell	02/28/2014	RBS	1,515	1,514	1	–
JPY	Buy	02/28/2014	BOA	9,297	9,438	141	–
JPY	Buy	02/28/2014	DEUT	1,539	1,565	26	–
JPY	Buy	02/28/2014	JPM	6,272	6,336	64	–
JPY	Buy	02/28/2014	MSC	12,352	12,501	149	–
JPY	Buy	02/28/2014	NAB	21,250	21,791	541	–
JPY	Buy	02/28/2014	SCB	1,544	1,565	21	–
JPY	Sell	02/28/2014	CBK	3,894	3,894	–	–
JPY	Sell	02/28/2014	DEUT	3,882	3,894	–	(12)
JPY	Sell	02/28/2014	JPM	9,373	9,413	–	(40)
JPY	Sell	02/28/2014	MSC	3,896	3,894	2	–
JPY	Sell	02/28/2014	MSC	3,124	3,136	–	(12)
KRW	Sell	02/28/2014	MSC	3,052	3,097	–	(45)
MXN	Buy	02/28/2014	BNP	1,055	1,055	–	–
MXN	Buy	02/28/2014	CBK	3,003	2,950	–	(53)
MXN	Buy	02/28/2014	UBS	3,077	3,069	–	(8)
MXN	Sell	02/28/2014	BCLY	32,658	32,769	–	(111)
MXN	Sell	02/28/2014	BNP	34,445	34,286	159	–
MXN	Sell	02/28/2014	CBK	3,051	2,972	79	–
MXN	Sell	02/28/2014	HSBC	779	775	4	–
MXN	Sell	02/28/2014	MSC	9,942	9,792	150	–
MXN	Sell	02/28/2014	UBS	1,501	1,483	18	–
NOK	Sell	02/28/2014	DEUT	6,905	6,748	157	–
NOK	Sell	02/28/2014	JPM	3,051	3,008	43	–
NZD	Buy	02/28/2014	CBA	2,285	2,224	–	(61)
NZD	Buy	02/28/2014	CBK	3,048	2,961	–	(87)
NZD	Buy	02/28/2014	CSFB	2,286	2,224	–	(62)
NZD	Buy	02/28/2014	DEUT	107	104	–	(3)
NZD	Buy	02/28/2014	GSC	1,527	1,471	–	(56)
NZD	Buy	02/28/2014	JPM	48,298	46,744	–	(1,554)
NZD	Buy	02/28/2014	UBS	1,538	1,482	–	(56)
NZD	Buy	02/28/2014	WEST	40,577	39,241	–	(1,336)
NZD	Sell	02/28/2014	GSC	2,276	2,206	70	–
NZD	Sell	02/28/2014	JPM	6,289	6,149	140	–
NZD	Sell	02/28/2014	MSC	2,273	2,205	68	–
PLN	Buy	02/28/2014	BNP	1,295	1,295	–	–
PLN	Buy	02/28/2014	DEUT	3,074	3,003	–	(71)
PLN	Buy	02/28/2014	JPM	2,971	2,900	–	(71)
PLN	Buy	02/28/2014	MSC	52	51	–	(1)
PLN	Sell	02/28/2014	BCLY	33,632	32,622	1,010	–

14

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
PLN	Sell	02/28/2014	BNP	$29,980	$29,258	$722	$–
PLN	Sell	02/28/2014	DEUT	3,063	3,002	61	–
PLN	Sell	02/28/2014	MSC	3,048	2,952	96	–
SEK	Buy	02/28/2014	BOA	1,541	1,516	–	(25)
SEK	Buy	02/28/2014	DEUT	1,544	1,517	–	(27)
SEK	Buy	02/28/2014	JPM	3,062	3,053	–	(9)
SEK	Buy	02/28/2014	MSC	1,543	1,517	–	(26)
SEK	Sell	02/28/2014	BCLY	4,797	4,717	80	–
SEK	Sell	02/28/2014	BNP	1,208	1,207	1	–
SEK	Sell	02/28/2014	CBK	3,852	3,790	62	–
SEK	Sell	02/28/2014	GSC	15,681	15,439	242	–
SEK	Sell	02/28/2014	JPM	5,073	5,004	69	–
SEK	Sell	02/28/2014	JPM	162,330	162,851	–	(521)
SGD	Sell	02/28/2014	JPM	8,953	8,914	39	–
SGD	Sell	02/28/2014	UBS	1,073	1,073	–	–
ZAR	Buy	02/28/2014	CSFB	533	518	–	(15)
ZAR	Buy	02/28/2014	RBS	5,395	5,264	–	(131)
ZAR	Sell	02/28/2014	CBK	2,965	2,891	74	–
ZAR	Sell	02/28/2014	DEUT	2,965	2,891	74	–
						$23,095	$(9,100)

Cash of $4,969 was pledged as initial margin deposit and collateral for daily variation margin loss on open centrally cleared swap contracts at January 31, 2014.

15

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Paid (Received)	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
CDX.NA.HY.21	CME		$25,710	(5.00)%	12/20/18	$(1,766)	$(1,672)	$94	$–	$–	$(7)
ITRX.XOV.20	ICE	EUR	14,870	(5.00)%	12/20/18	(1,472)	(1,587)	–	(115)	62	–
Total						$(3,238)	$(3,259)	$94	$(115)	$62	$(7)

(a)	The FCM to the contracts is MSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014

		Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AAA.06	GSC		$1,468	(0.18)%	07/25/45	$135	$–	$57	$–	$(78)
ABX.HE.AAA.06	JPM		3,107	(0.18)%	07/25/45	120	–	120	–	–
ABX.HE.AAA.06	MSC		60	(0.18)%	07/25/45	2	–	2	–	–
CMBX.NA.A.1	DEUT		5,020	(0.35)%	10/12/52	1,987	–	1,838	–	(149)
CMBX.NA.A.1	MSC		835	(0.35)%	10/12/52	346	–	306	–	(40)
CMBX.NA.AA.1	DEUT		4,995	(0.25)%	10/12/52	949	–	965	16	–
CMBX.NA.AA.1	DEUT		1,850	(0.25)%	10/12/52	391	–	358	–	(33)
CMBX.NA.AA.1	JPM		580	(0.25)%	10/12/52	114	–	112	–	(2)
CMBX.NA.AA.2	BOA		524	(0.15)%	03/15/49	199	–	163	–	(36)
CMBX.NA.AA.2	CSI		1,615	(0.15)%	03/15/49	514	–	501	–	(13)
CMBX.NA.AA.2	JPM		4,326	(0.15)%	03/15/49	1,536	–	1,343	–	(193)
CMBX.NA.AJ.1	DEUT		25	(0.84)%	10/12/52	1	–	1	–	–
CMBX.NA.AJ.1	DEUT		1,485	(0.84)%	10/12/52	88	–	62	–	(26)
CMBX.NA.AJ.1	MSC		705	(0.84)%	10/12/52	50	–	30	–	(20)
CMBX.NA.AJ.4	CSI		652	(0.96)%	02/17/51	260	–	153	–	(107)
CMBX.NA.AJ.4	JPM		1,379	(0.96)%	02/17/51	359	–	324	–	(35)
CMBX.NA.AJ.4	MSC		25	(0.96)%	02/17/51	6	–	6	–	–
CMBX.NA.AM.2	CSI		2,180	(0.50)%	03/15/49	133	–	60	–	(73)
CMBX.NA.AM.2	DEUT		125	(0.50)%	03/15/49	3	–	3	–	–
CMBX.NA.AM.2	DEUT		635	(0.50)%	03/15/49	37	–	18	–	(19)
CMBX.NA.AM.2	JPM		5,930	(0.50)%	03/15/49	232	–	164	–	(68)
CMBX.NA.AM.4	GSC		440	(0.50)%	02/17/51	69	–	31	–	(38)
CMBX.NA.AM.4	JPM		940	(0.50)%	02/17/51	82	–	66	–	(16)
ITRX.SUB.FIN.16	JPM	EUR	155	(5.00)%	12/20/16	2	–	(22)	–	(24)
Total						$7,615	$–	$6,661	$16	$(970)
Sell protection:
CMBX.NA.AAA.6	CSI		$1,925	0.50%	05/11/63	$–	$(46)	$(54)	$–	$(8)
CMBX.NA.AAA.6	CSI		27,961	0.50%	05/11/63	–	(1,389)	(781)	608	–
CMBX.NA.AAA.6	DEUT		4,685	0.50%	05/11/63	–	(114)	(131)	–	(17)
CMBX.NA.AAA.6	DEUT		22,365	0.50%	05/11/63	–	(827)	(625)	202	–
CMBX.NA.AAA.6	UBS		4,340	0.50%	05/11/63	–	(115)	(121)	–	(6)
CMBX.NA.BB.6	CSI		4,640	5.00%	05/11/63	–	(377)	(119)	258	–
CMBX.NA.BB.7	CSI		700	5.00%	01/17/47	–	(45)	(45)	–	–
CMBX.NA.BB.7	GSC		1,730	5.00%	01/17/47	–	(107)	(112)	–	(5)
CMBX.NA.BBB-.6	CSI		2,945	3.00%	05/11/63	–	(189)	(81)	108	–
CMBX.NA.BBB-.7	CSI		1,395	3.00%	01/17/47	–	(84)	(84)	–	–

16

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014 - (continued)

		Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
CMBX.NA.BBB-.7	CSI		$1,395	3.00%	01/17/47	$–	$(92)	$(84)	$8	$–
PrimeX.ARM.1	CSI		492	4.42%	06/25/36	47	–	50	3	–
PrimeX.ARM.1	JPM		6	4.42%	06/25/36	1	–	1	–	–
PrimeX.ARM.2	BCLY		1,065	4.58%	12/25/37	–	(5)	32	37	–
PrimeX.ARM.2	CBK		291	4.58%	12/25/37	–	(52)	9	61	–
PrimeX.ARM.2	CSI		3,034	4.58%	12/25/37	91	–	90	–	(1)
PrimeX.ARM.2	JPM		60	4.58%	12/25/37	2	–	2	–	–
PrimeX.ARM.2	MSC		42	4.58%	12/25/37	–	(4)	2	6	–
PrimeX.FRM.1	JPM		140	4.42%	07/25/36	14	–	14	–	–
PrimeX.FRM.1	JPM		303	4.42%	07/25/36	31	–	31	–	–
Total						$186	$(3,446)	$(2,006)	$1,291	$(37)
Total traded indices						$7,801	$(3,446)	$4,665	$1,307	$(1,007)
Credit default swaps on single-name issues:
Buy protection:
Australia & New Zealand Banking Group Ltd.	DEUT		$3,450	(1.00)% / 1.25%	03/20/19	$47	$–	$42	$–	$(5)
Avis Budget Group, Inc.	BOA		75	(5.00)% / 1.17%	03/20/17	3	–	(9)	–	(12)
Beazer Homes USA Inc.	BOA		1,620	(5.00)% / 3.69%	12/20/18	–	(15)	(95)	–	(80)
Commonwealth Bank of Australia	DEUT		3,450	(1.00)% / 1.25%	03/20/19	48	–	43	–	(5)
Credit Agricole SA	BCLY	EUR	16,410	(3.00)% / 0.43%	12/20/15	–	(1,207)	(1,079)	128	–
Credit Agricole SA	BOA	EUR	7,660	(3.00)% / 0.43%	12/20/15	–	(554)	(504)	50	–
Credit Agricole SA	GSC	EUR	6,375	(3.00)% / 0.43%	12/20/15	–	(465)	(419)	46	–
Credit Agricole SA	JPM	EUR	7,660	(3.00)% / 0.43%	12/20/15	–	(573)	(504)	69	–
Domtar Corp.	GSC		55	(1.00)% / 0.63%	12/20/16	3	–	(1)	–	(4)
Frontier Communications	BOA		625	(5.00)% / 2.10%	09/20/17	19	–	(64)	–	(83)
Hertz Corp.	BOA		2,365	(5.00)% / 2.53%	03/20/19	–	(307)	(279)	28	–
National Australia Bank	DEUT		3,450	(1.00)% / 1.25%	03/20/19	47	–	42	–	(5)
Peugeot S.A.	CBK	EUR	70	(1.00)% / 1.90%	12/20/16	17	–	2	–	(15)
Rite Aid Corp.	GSC		105	(5.00)% / 1.61%	06/20/17	8	–	(12)	–	(20)
Societe Generale	CBK	EUR	8,170	(3.00)% / 0.44%	12/20/15	–	(604)	(535)	69	–
Societe Generale	CSI	EUR	7,875	(3.00)% / 0.44%	12/20/15	–	(597)	(516)	81	–
Societe Generale	DEUT	EUR	3,150	(3.00)% / 0.44%	12/20/15	–	(242)	(206)	36	–
Standard Chartered Bank	DEUT	EUR	870	(1.00)% / 1.27%	03/20/19	–	–	16	16	–
Standard Chartered Bank	JPM	EUR	2,230	(1.00)% / 1.27%	03/20/19	5	–	40	35	–
Westpac Banking Corp.	DEUT		3,450	(1.00)% / 1.25%	03/20/19	48	–	43	–	(5)
Total						$245	$(4,564)	$(3,995)	$558	$(234)
Sell protection:
Australia & New Zealand Banking Group Ltd.	DEUT		$3,450	1.00% / 0.88%	03/20/19	$18	$–	$20	$2	$–
Commonwealth Bank of Australia	DEUT		3,450	1.00% / 0.88%	03/20/19	19	–	21	2	–
Credit Agricole SA	BCLY	EUR	8,200	3.00% / 0.99%	12/20/18	904	–	$1,062	158	–
Credit Agricole SA	BOA	EUR	6,465	3.00% / 0.99%	12/20/18	728	–	837	109	–
Credit Agricole SA	JPM	EUR	3,835	3.00% / 0.99%	12/20/18	443	–	497	54	–
K Hovnanian Enterprise, Inc.	BOA		1,650	5.00% / 4.08%	12/20/18	–	(39)	68	107	–
National Australia Bank	DEUT		3,450	1.00% / 0.88%	03/20/19	19	–	21	2	–
Societe Generale	CBK	EUR	4,090	3.00% / 1.09%	12/20/18	484	–	503	19	–
Societe Generale	CSI	EUR	3,940	3.00% / 1.09%	12/20/18	479	–	484	5	–
Societe Generale	DEUT	EUR	1,575	3.00% / 1.09%	12/20/18	190	–	194	4	–
Westpac Banking Corp.	DEUT		3,450	1.00% / 0.88%	03/20/19	19	–	21	2	–
Total						$3,303	$(39)	$3,728	$464	$–
Total single-name issues						$3,548	$(4,603)	$(267)	$1,022	$(234)

17

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2014

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount (b)		Date	Paid (Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	2.59% Fixed	6M GBP LIBOR	GBP	91,285	03/16/18	$–	$(312)	$–	$(312)	$–	$(59)
LCH	2.71% Fixed	6M GBP LIBOR	GBP	54,185	03/16/18	–	(391)	–	(391)	–	(35)
LCH	3M LIBOR	3.82% Fixed		$18,520	01/21/26	–	278	278	–	33	–
LCH	4.13% Fixed	3M LIBOR		9,130	01/21/46	–	(268)	–	(268)	–	(15)
						$–	$(693)	$278	$(971)	$33	$(109)

(a)	The FCM to the contracts is MSC.

(b)	Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Interest Rate Swap Contracts Outstanding at January 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount (a)		Date	Paid	Received	Value ╪	Asset	Liability
CSI	0.82% Fixed	6M JPY LIBOR	JPY	494,415	02/18/23	$–	$–	$(45)	$–	$(45)
DEUT	0.82% Fixed	6M JPY LIBOR	JPY	494,410	02/18/23	–	–	(43)	–	(43)
DEUT	MXIBTIIE	8.41% Fixed	MXN	22,075	12/13/23	–	–	(6)	–	(6)
JPM	0.18% Fixed	6M CHF LIBOR	CHF	65,180	03/19/16	–	–	(164)	–	(164)
JPM	0.91% Fixed	6M GBP LIBOR	GBP	17,160	09/17/15	–	–	15	15	–
MSC	MXIBTIIE	8.40% Fixed	MXN	50,485	12/13/23	–	–	(16)	–	(16)
						$–	$–	$(259)	$15	$(274)

(a)	Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

18

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.SUB.FIN	Markit iTraxx - Europe Sub Financials
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate

Credit Exposure
as of January 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa / AAA	48.9%
Aa / AA	11.6
A	4.0
Baa / BBB	8.2
Ba / BB	3.3
B	5.4
Caa / CCC or Lower	3.2
Not Rated	5.8
Non-Debt Securities and Other Short-Term Instruments	5.6
Other Assets and Liabilities	4.0
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

19

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$229,274	$–	$199,079	$30,195
Call Options Purchased	436	–	436	–
Corporate Bonds	191,301	–	187,749	3,552
Foreign Government Obligations	1,231,368	–	1,231,368	–
Preferred Stocks	2,047	1,681	366	–
Put Options Purchased	944	–	944	–
Senior Floating Rate Interests	47,484	–	47,484	–
U.S. Government Agencies	1,874	–	1,874	–
U.S. Government Securities	177,750	–	177,750	–
Short-Term Investments	112,920	–	112,920	–
Total	$1,995,398	$1,681	$1,959,970	$33,747
Credit Default Swaps *	2,423	–	2,423	–
Foreign Currency Contracts *	23,095	–	23,095	–
Futures *	2,663	2,663	–	–
Interest Rate Swaps *	293	–	293	–
Total	$28,474	$2,663	$25,811	$–
Liabilities:
Written Options	26	–	26	–
Total	$26	$–	$26	$–
Credit Default Swaps *	1,356	–	1,356	–
Foreign Currency Contracts *	9,100	–	9,100	–
Futures *	2,372	2,372	–	–
Interest Rate Swaps *	1,245	–	1,245	–
Total	$14,073	$2,372	$11,701	$–

♦	For the three-month period ended January 31, 2014, investments valued at $14,731 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

20

The Hartford World Bond Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$21,272	$107	$346	†	$115	$10,582	$(1,959)	$628	$(896)	$30,195
Corporate Bonds	3,551	—	1	‡	—	—	—	—	—	3,552
Total	$24,823	$107	$347		$115	$10,582	$(1,959)	$628	$(896)	$33,747

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $383.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $1.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

21

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: March 13, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 13, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 13, 2014	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller